UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07725

SEASONS SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA	91367
(Address of principal executive offices)	(Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2022

* Not Part of the Semi-Annual Report

Dear Seasons Series Trust Investor:

We are pleased to present the semiannual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our affiliated life companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2022.

If you have any questions regarding your investment, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy

President

Seasons Series Trust

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Securities listed may or may not be a part of the current portfolio construction. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank or Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

SEASONS SERIES TRUST

EXPENSE EXAMPLE September 30, 2022

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the “Trust’’), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at April 1, 2022 and held until September 30, 2022. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts’’) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended September 30, 2022” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended September 30, 2022” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended September 30, 2022” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended September 30, 2022” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended September 30, 2022” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SEASONS SERIES TRUST

EXPENSE EXAMPLE (continued) September 30, 2022

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2022	Ending Account Value Using Actual Return at September 30, 2022	Expenses Paid During the Six Months Ended September 30, 2022*	Beginning Account Value at April 1, 2022	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2022	Expenses Paid During the Six Months Ended September 30, 2022*	Annualized Expense Ratio*
SA Multi-Managed Growth#
Class 1	$1,000.00	$746.21	$6.04	$1,000.00	$1,018.15	$6.98	1.38%
Class 2	$1,000.00	$745.05	$6.69	$1,000.00	$1,017.40	$7.74	1.53%
Class 3	$1,000.00	$745.02	$7.13	$1,000.00	$1,016.90	$8.24	1.63%
SA Multi-Managed Moderate Growth#
Class 1	$1,000.00	$782.12	$5.18	$1,000.00	$1,019.25	$5.87	1.16%
Class 2	$1,000.00	$780.78	$5.85	$1,000.00	$1,018.50	$6.63	1.31%
Class 3	$1,000.00	$780.37	$6.29	$1,000.00	$1,018.00	$7.13	1.41%
SA Multi-Managed Income/Equity#
Class 1	$1,000.00	$817.10	$5.56	$1,000.00	$1,018.95	$6.17	1.22%
Class 2	$1,000.00	$815.82	$6.24	$1,000.00	$1,018.20	$6.93	1.37%
Class 3	$1,000.00	$816.90	$6.70	$1,000.00	$1,017.70	$7.44	1.47%
SA Multi-Managed Income#
Class 1	$1,000.00	$853.61	$6.04	$1,000.00	$1,018.55	$6.58	1.30%
Class 2	$1,000.00	$853.46	$6.74	$1,000.00	$1,017.80	$7.33	1.45%
Class 3	$1,000.00	$853.46	$7.20	$1,000.00	$1,017.30	$7.84	1.55%
SA Putnam Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$821.20	$4.15	$1,000.00	$1,020.51	$4.61	0.91%
Class 2	$1,000.00	$820.49	$4.84	$1,000.00	$1,019.75	$5.37	1.06%
Class 3	$1,000.00	$820.31	$5.29	$1,000.00	$1,019.25	$5.87	1.16%
SA T. Rowe Price Growth Stock
Class 1	$1,000.00	$717.45	$3.83	$1,000.00	$1,020.61	$4.51	0.89%
Class 2	$1,000.00	$716.58	$4.48	$1,000.00	$1,019.85	$5.27	1.04%
Class 3	$1,000.00	$716.47	$4.91	$1,000.00	$1,019.35	$5.77	1.14%
SA Multi-Managed Large Cap Growth#
Class 1	$1,000.00	$723.70	$3.28	$1,000.00	$1,021.26	$3.85	0.76%
Class 2	$1,000.00	$723.48	$3.93	$1,000.00	$1,020.51	$4.61	0.91%
Class 3	$1,000.00	$723.26	$4.36	$1,000.00	$1,020.00	$5.11	1.01%
SA Multi-Managed Large Cap Value
Class 1	$1,000.00	$848.99	$3.71	$1,000.00	$1,021.06	$4.05	0.80%
Class 2	$1,000.00	$848.24	$4.40	$1,000.00	$1,020.31	$4.81	0.95%
Class 3	$1,000.00	$848.24	$4.86	$1,000.00	$1,019.80	$5.32	1.05%
SA Multi-Managed Mid Cap Growth
Class 1	$1,000.00	$770.13	$4.26	$1,000.00	$1,020.26	$4.86	0.96%
Class 2	$1,000.00	$768.93	$4.92	$1,000.00	$1,019.50	$5.62	1.11%
Class 3	$1,000.00	$769.23	$5.37	$1,000.00	$1,019.00	$6.12	1.21%
SA Multi-Managed Mid Cap Value
Class 1	$1,000.00	$815.15	$4.32	$1,000.00	$1,020.31	$4.81	0.95%
Class 2	$1,000.00	$814.50	$5.00	$1,000.00	$1,019.55	$5.57	1.10%
Class 3	$1,000.00	$814.53	$5.46	$1,000.00	$1,019.05	$6.07	1.20%
SA Multi-Managed Small Cap
Class 1	$1,000.00	$811.67	$4.31	$1,000.00	$1,020.31	$4.81	0.95%
Class 2	$1,000.00	$810.92	$4.99	$1,000.00	$1,019.55	$5.57	1.10%
Class 3	$1,000.00	$810.73	$5.45	$1,000.00	$1,019.05	$6.07	1.20%
SA Multi-Managed International Equity#
Class 1	$1,000.00	$764.07	$4.42	$1,000.00	$1,020.05	$5.06	1.00%
Class 2	$1,000.00	$764.58	$5.09	$1,000.00	$1,019.30	$5.82	1.15%
Class 3	$1,000.00	$763.81	$5.53	$1,000.00	$1,018.80	$6.33	1.25%
SA Multi-Managed Diversified Fixed Income
Class 1	$1,000.00	$899.63	$3.29	$1,000.00	$1,021.61	$3.50	0.69%
Class 2	$1,000.00	$899.54	$4.00	$1,000.00	$1,020.86	$4.26	0.84%
Class 3	$1,000.00	$898.15	$4.47	$1,000.00	$1,020.36	$4.76	0.94%
SA American Century Inflation Protection#
Class 1	$1,000.00	$879.14	$2.78	$1,000.00	$1,022.11	$2.99	0.59%
Class 3	$1,000.00	$878.70	$3.96	$1,000.00	$1,020.86	$4.26	0.84%

3

SEASONS SERIES TRUST

EXPENSE EXAMPLE (continued) September 30, 2022

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2022	Ending Account Value Using Actual Return at September 30, 2022	Expenses Paid During the Six Months Ended September 30, 2022*	Beginning Account Value at April 1, 2022	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2022	Expenses Paid During the Six Months Ended September 30, 2022*	Annualized Expense Ratio*
SA Columbia Focused Value#
Class 1	$1,000.00	$828.92	$3.30	$1,000.00	$1,021.46	$3.65	0.72%
Class 2	$1,000.00	$828.09	$3.99	$1,000.00	$1,020.71	$4.41	0.87%
Class 3	$1,000.00	$828.09	$4.45	$1,000.00	$1,020.21	$4.91	0.97%
SA Allocation Growth#
Class 1	$1,000.00	$813.11	$0.55	$1,000.00	$1,024.47	$0.61	0.12%
Class 3	$1,000.00	$812.46	$1.68	$1,000.00	$1,023.21	$1.88	0.37%
SA Allocation Moderate Growth#
Class 1	$1,000.00	$830.12	$0.55	$1,000.00	$1,024.47	$0.61	0.12%
Class 3	$1,000.00	$828.65	$1.70	$1,000.00	$1,023.21	$1.88	0.37%
SA Allocation Moderate#
Class 1	$1,000.00	$841.92	$0.60	$1,000.00	$1,024.42	$0.66	0.13%
Class 3	$1,000.00	$841.36	$1.75	$1,000.00	$1,023.16	$1.93	0.38%
SA Allocation Balanced#
Class 1	$1,000.00	$859.61	$0.61	$1,000.00	$1,024.42	$0.66	0.13%
Class 3	$1,000.00	$858.65	$1.77	$1,000.00	$1,023.16	$1.93	0.38%

*

Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2022” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2022” and the “Annualized Expense Ratio” would have been lower.

4

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO PROFILE — September 30, 2022— (unaudited)

Industry Allocation*
Software	20.7%
Internet	17.6
U.S. Government & Agency Obligations	13.8
Biotechnology	5.8
Collateralized Mortgage Obligations	5.3
Commercial Services	4.4
Banks	4.0
Advertising	3.8
Semiconductors	3.7
Retail	2.1
Healthcare-Products	1.7
REITS	1.6
Diversified Financial Services	1.6
Pharmaceuticals	1.4
Electric	1.2
Other Asset Backed Securities	1.2
Oil & Gas	1.1
Repurchase Agreements	1.1
Miscellaneous Manufacturing	1.0
Telecommunications	0.8
Media	0.7
Engineering & Construction	0.7
Insurance	0.6
Foreign Government Obligations	0.5
Municipal Securities	0.5
Entertainment	0.5
Computers	0.5
Auto Loan Receivables	0.5
Electronics	0.4
Healthcare-Services	0.4
Pipelines	0.4
Chemicals	0.4
Purchased Options	0.3
Apparel	0.3
Agriculture	0.3
Savings & Loans	0.3
Gas	0.3
Transportation	0.3
Building Materials	0.3
Oil & Gas Services	0.3
Home Builders	0.3
Environmental Control	0.2
Distribution/Wholesale	0.2
Home Equity	0.2
Auto Manufacturers	0.2
Food	0.2
Mining	0.2
Water	0.1
Packaging & Containers	0.1
Iron/Steel	0.1
Office/Business Equipment	0.1
Trucking & Leasing	0.1
Aerospace/Defense	0.1
Coal	0.1
Energy-Alternate Sources	0.1
Machinery-Diversified	0.1
Electrical Components & Equipment	0.1
Machinery-Construction & Mining	0.1
Leisure Time	0.1
Home Furnishings	0.1
Beverages	0.1
Real Estate	0.1
Lodging	0.1
Investment Companies	0.1
Metal Fabricate/Hardware	0.1

Textiles	0.1%
Auto Parts & Equipment	0.1
105.9%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 72.7%
Advertising — 3.8%
Trade Desk, Inc., Class A†	20,840	$ 1,245,190
Agriculture — 0.2%
Andersons, Inc.	450	13,963
Darling Ingredients, Inc.†	860	56,889
		70,852
Airlines — 0.0%
SkyWest, Inc.†	600	9,756
Apparel — 0.2%
Crocs, Inc.†	525	36,046
Deckers Outdoor Corp.†	80	25,009
Steven Madden, Ltd.	450	12,002
		73,057
Auto Manufacturers — 0.1%
Wabash National Corp.	1,850	28,786
Auto Parts & Equipment — 0.1%
Douglas Dynamics, Inc.	307	8,602
Goodyear Tire & Rubber Co.†	108	1,090
Lear Corp.	75	8,977
		18,669
Banks — 2.1%
1st Source Corp.	125	5,787
Atlantic Union Bankshares Corp.	91	2,765
Bancorp, Inc.†	175	3,846
Banner Corp.	375	22,155
Business First Bancshares, Inc.	225	4,844
Byline Bancorp, Inc.	500	10,125
Cadence Bank	535	13,594
Capital City Bank Group, Inc.	150	4,666
Capstar Financial Holdings, Inc.	590	10,933
Cathay General Bancorp	190	7,307
Central Pacific Financial Corp.	600	12,414
Coastal Financial Corp.†	125	4,967
Columbia Banking System, Inc.	625	18,056
Community Bank System, Inc.	100	6,008
ConnectOne Bancorp, Inc.	325	7,494
Customers Bancorp, Inc.†	375	11,055
CVB Financial Corp.	1,045	26,459
Eastern Bankshares, Inc.	2,725	53,519
Enterprise Financial Services Corp.	175	7,707
Equity Bancshares, Inc., Class A	150	4,444
Financial Institutions, Inc.	50	1,204
First BanCorp/Puerto Rico	575	7,866
First Bancshares, Inc.	50	1,494
First Citizens BancShares, Inc., Class A	12	9,569
First Commonwealth Financial Corp.	800	10,272
First Financial Bankshares, Inc.	150	6,274
First Financial Corp.	135	6,101
First Internet Bancorp	125	4,232
First Interstate BancSystem, Inc., Class A	176	7,102
First Merchants Corp.	500	19,340
Glacier Bancorp, Inc.	210	10,317
Hancock Whitney Corp.	375	17,179
HarborOne Bancorp, Inc.	225	3,020
Heritage Commerce Corp.	581	6,589
Home BancShares, Inc.	900	20,259
Hope Bancorp, Inc.	37	468
Independent Bank Corp.	225	4,297
Security Description	Shares or Principal Amount	Value

Banks (continued)
Independent Bank Corp. of Rockland Massachusetts	250	$ 18,632
Independent Bank Group, Inc.	95	5,832
Luther Burbank Corp.	100	1,162
Merchants Bancorp	166	3,830
MVB Financial Corp.	25	696
National Bank Holdings Corp., Class A	85	3,144
Nicolet Bankshares, Inc.†	25	1,761
OFG Bancorp	660	16,586
Old National Bancorp	1,500	24,705
Old Second Bancorp, Inc.	875	11,419
Origin Bancorp, Inc.	50	1,924
Peapack-Gladstone Financial Corp.	255	8,581
Peoples Bancorp, Inc.	75	2,170
Pinnacle Financial Partners, Inc.	200	16,220
Popular, Inc.	515	37,111
Premier Financial Corp.	75	1,928
QCR Holdings, Inc.	85	4,330
Republic Bancorp, Inc., Class A	25	958
Sandy Spring Bancorp, Inc.	126	4,443
Silvergate Capital Corp., Class A†	50	3,767
Simmons First National Corp., Class A	150	3,269
SmartFinancial, Inc.	110	2,718
South Plains Financial, Inc.	25	689
Southside Bancshares, Inc.	75	2,652
SouthState Corp.	330	26,110
TriCo Bancshares	245	10,939
Trustmark Corp.	65	1,991
UMB Financial Corp.	195	16,437
United Community Banks, Inc.	225	7,447
Valley National Bancorp	100	1,080
Veritex Holdings, Inc.	490	13,029
Webster Financial Corp.	75	3,390
Westamerica BanCorp	75	3,922
Western Alliance Bancorp	180	11,833
Wintrust Financial Corp.	235	19,164
		667,597
Biotechnology — 5.7%
2seventy bio, Inc.†	1,079	15,699
ACADIA Pharmaceuticals, Inc.†	375	6,135
Amicus Therapeutics, Inc.†	3,500	36,540
Arrowhead Pharmaceuticals, Inc.†	350	11,568
Atara Biotherapeutics, Inc.†	1,975	7,466
Beam Therapeutics, Inc.†	200	9,528
Biohaven Pharmaceutical Holding Co., Ltd.†	100	15,117
Bluebird Bio, Inc.†	87	551
Bridgebio Pharma, Inc.†	200	1,988
CTI BioPharma Corp.†	2,153	12,530
Decibel Therapeutics, Inc.†	26	90
Eiger BioPharmaceuticals, Inc.†	600	4,518
Emergent BioSolutions, Inc.†	50	1,050
Esperion Therapeutics, Inc.†	50	335
Fate Therapeutics, Inc.†	1,050	23,530
Global Blood Therapeutics, Inc.†	215	14,642
Illumina, Inc.†	1,450	276,645
Insmed, Inc.†	90	1,939
Intellia Therapeutics, Inc.†	350	19,586
Intercept Pharmaceuticals, Inc.†	1,100	15,345
iTeos Therapeutics, Inc.†	1,550	29,527
Kymera Therapeutics, Inc.†	400	8,708
Ligand Pharmaceuticals, Inc.†	150	12,917

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Relay Therapeutics, Inc.†	1,275	$ 28,522
Replimune Group, Inc.†	900	15,543
REVOLUTION Medicines, Inc.†	775	15,283
Royalty Pharma PLC, Class A	29,577	1,188,404
Sana Biotechnology, Inc.†	13	78
Sutro Biopharma, Inc.†	100	555
Syndax Pharmaceuticals, Inc.†	1,050	25,231
TG Therapeutics, Inc.†	1,125	6,660
Travere Therapeutics, Inc.†	1,000	24,640
Tyra Biosciences, Inc.†	1,475	12,965
Xencor, Inc.†	1,075	27,928
		1,871,763
Building Materials — 0.2%
Boise Cascade Co.	175	10,405
Louisiana-Pacific Corp.	120	6,143
Summit Materials, Inc., Class A†	375	8,985
UFP Industries, Inc.	360	25,978
		51,511
Chemicals — 0.3%
AdvanSix, Inc.	370	11,877
Avient Corp.	405	12,272
Cabot Corp.	350	22,362
Ecovyst, Inc.†	225	1,899
H.B. Fuller Co.	270	16,227
Ingevity Corp.†	315	19,098
Minerals Technologies, Inc.	100	4,941
Orion Engineered Carbons SA	800	10,680
Tronox Holdings PLC, Class A	525	6,431
		105,787
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	55	7,526
Arch Resources, Inc.	140	16,604
CONSOL Energy, Inc.	100	6,432
Peabody Energy Corp.†	275	6,826
		37,388
Commercial Services — 4.1%
ABM Industries, Inc.	445	17,012
Adtalem Global Education, Inc.†	625	22,781
Adyen NV*†	457	568,530
AMN Healthcare Services, Inc.†	125	13,245
Barrett Business Services, Inc.	465	36,270
Block, Inc.†	6,993	384,545
Brink's Co.	100	4,844
Chegg, Inc.†	2,325	48,988
Coursera, Inc.†	95	1,024
Ennis, Inc.	125	2,516
EVERTEC, Inc.	105	3,292
GEO Group, Inc.†	1,150	8,855
HealthEquity, Inc.†	150	10,076
Heidrick & Struggles International, Inc.	50	1,300
Huron Consulting Group, Inc.†	425	28,156
Information Services Group, Inc.	3,075	14,637
John Wiley & Sons, Inc., Class A	148	5,559
Kelly Services, Inc., Class A	1,425	19,366
Kforce, Inc.	325	19,061
Korn Ferry	100	4,695
LiveRamp Holdings, Inc.†	732	13,293
Marathon Digital Holdings, Inc.†	200	2,142
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Medifast, Inc.	195	$ 21,130
Perdoceo Education Corp.†	1,225	12,617
PROG Holdings, Inc.†	125	1,873
Progyny, Inc.†	689	25,534
Riot Blockchain, Inc.†	1,450	10,165
TriNet Group, Inc.†	85	6,054
TrueBlue, Inc.†	800	15,264
		1,322,824
Computers — 0.4%
CACI International, Inc., Class A†	118	30,805
Insight Enterprises, Inc.†	50	4,121
Qualys, Inc.†	180	25,090
Rapid7, Inc.†	325	13,942
Varonis Systems, Inc.†	1,585	42,034
		115,992
Distribution/Wholesale — 0.2%
G-III Apparel Group, Ltd.†	300	4,485
MRC Global, Inc.†	1,700	12,223
ScanSource, Inc.†	1,025	27,070
Titan Machinery, Inc.†	300	8,478
Veritiv Corp.†	125	12,221
WESCO International, Inc.†	15	1,791
		66,268
Diversified Financial Services — 1.1%
AssetMark Financial Holdings, Inc.†	200	3,658
Blucora, Inc.†	975	18,856
Coinbase Global, Inc., Class A†	2,524	162,773
Cowen, Inc., Class A	425	16,422
Encore Capital Group, Inc.†	325	14,781
First Western Financial, Inc.†	25	616
Focus Financial Partners, Inc., Class A†	350	11,029
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	50	1,497
International Money Express, Inc.†	1,375	31,336
Mr. Cooper Group, Inc.†	105	4,253
PJT Partners, Inc., Class A	320	21,382
Radian Group, Inc.	2,225	42,920
Stifel Financial Corp.	207	10,745
Victory Capital Holdings, Inc. Class A	320	7,459
Virtus Investment Partners, Inc.	25	3,988
		351,715
Electric — 0.3%
ALLETE, Inc.	65	3,253
Avista Corp.	125	4,631
Clearway Energy, Inc., Class A	225	6,548
Clearway Energy, Inc., Class C	270	8,599
IDACORP, Inc.	175	17,327
PNM Resources, Inc.	175	8,003
Portland General Electric Co.	675	29,335
Unitil Corp.	160	7,432
Via Renewables, Inc.	1,000	6,910
		92,038
Electrical Components & Equipment — 0.1%
Encore Wire Corp.	235	27,152
Powell Industries, Inc.	325	6,851
		34,003

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics — 0.4%
Atkore, Inc.†	700	$ 54,467
Benchmark Electronics, Inc.	1,700	42,126
OSI Systems, Inc.†	685	49,361
		145,954
Energy-Alternate Sources — 0.1%
Green Plains, Inc.†	300	8,721
REX American Resources Corp.†	150	4,188
SunPower Corp.†	300	6,912
Sunrun, Inc.†	550	15,174
		34,995
Engineering & Construction — 0.7%
Comfort Systems USA, Inc.	575	55,965
EMCOR Group, Inc.	425	49,079
MasTec, Inc.†	435	27,622
MYR Group, Inc.†	460	38,976
Primoris Services Corp.	1,050	17,062
TopBuild Corp.†	170	28,013
		216,717
Entertainment — 0.3%
Cinemark Holdings, Inc.†	250	3,028
Lions Gate Entertainment Corp., Class A†	1,775	13,188
Marriott Vacations Worldwide Corp.	200	24,372
Red Rock Resorts, Inc., Class A	1,135	38,885
SeaWorld Entertainment, Inc.†	465	21,162
		100,635
Environmental Control — 0.1%
Heritage-Crystal Clean, Inc.†	150	4,435
Tetra Tech, Inc.	275	35,346
		39,781
Food — 0.1%
SpartanNash Co.	50	1,451
Sprouts Farmers Market, Inc.†	650	18,038
		19,489
Food Service — 0.0%
Healthcare Services Group, Inc.	200	2,418
Gas — 0.2%
Chesapeake Utilities Corp.	25	2,885
New Jersey Resources Corp.	825	31,928
Northwest Natural Holding Co.	250	10,845
ONE Gas, Inc.	205	14,430
Southwest Gas Holdings, Inc.	15	1,046
Spire, Inc.	25	1,558
		62,692
Healthcare-Products — 1.5%
Adaptive Biotechnologies Corp.†	125	890
Alphatec Holdings, Inc.†	2,200	19,228
AngioDynamics, Inc.†	1,350	27,621
Axonics, Inc.†	1,003	70,651
Bioventus, Inc., Class A†	650	4,550
Cardiovascular Systems, Inc.†	1,700	23,562
CareDx, Inc.†	495	8,425
Inspire Medical Systems, Inc.†	210	37,248
Intuitive Surgical, Inc.†	898	168,321
LivaNova PLC†	550	27,923
Nevro Corp.†	115	5,359
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
NuVasive, Inc.†	275	$ 12,048
SeaSpine Holdings Corp.†	800	4,544
Shockwave Medical, Inc.†	133	36,983
STAAR Surgical Co.†	290	20,459
Varex Imaging Corp.†	225	4,757
ViewRay, Inc.†	2,743	9,985
Zynex, Inc.	1,112	10,086
		492,640
Healthcare-Services — 0.2%
Fulgent Genetics, Inc.†	375	14,295
Joint Corp.†	194	3,048
Medpace Holdings, Inc.†	170	26,719
ModivCare, Inc.†	25	2,492
OPKO Health, Inc.†	3,025	5,717
Tenet Healthcare Corp.†	200	10,316
		62,587
Home Builders — 0.2%
LGI Homes, Inc.†	70	5,696
Meritage Homes Corp.†	275	19,324
Taylor Morrison Home Corp.†	950	22,154
Tri Pointe Homes, Inc.†	325	4,911
Winnebago Industries, Inc.	25	1,330
		53,415
Home Furnishings — 0.1%
MillerKnoll, Inc.	1,225	19,110
Sleep Number Corp.†	175	5,917
Sonos, Inc.†	575	7,992
		33,019
Household Products/Wares — 0.0%
Central Garden & Pet Co., Class A†	150	5,124
Helen of Troy, Ltd.†	40	3,858
		8,982
Insurance — 0.3%
American Equity Investment Life Holding Co.	30	1,119
Employers Holdings, Inc.	250	8,622
Essent Group, Ltd.	810	28,245
Kinsale Capital Group, Inc.	80	20,434
MGIC Investment Corp.	750	9,615
NMI Holdings, Inc., Class A†	600	12,222
RLI Corp.	280	28,666
		108,923
Internet — 17.4%
Airbnb, Inc., Class A†	2,732	286,969
Amazon.com, Inc.†	8,123	917,899
Chewy, Inc., Class A†	17,288	531,087
DoorDash, Inc., Class A†	8,576	424,083
EverQuote, Inc., Class A†	125	853
Farfetch, Ltd., Class A†	17,749	132,230
IAC, Inc.†	1,553	86,005
Match Group, Inc.†	1,783	85,138
MercadoLibre, Inc.†	521	431,273
Okta, Inc.†	2,248	127,844
Perficient, Inc.†	625	40,638
Pinterest, Inc., Class A†	12,947	301,665
Q2 Holdings, Inc.†	275	8,855
QuinStreet, Inc.†	1,250	13,125

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Shopify, Inc., Class A†	25,901	$ 697,773
Spotify Technology SA†	2,973	256,570
Uber Technologies, Inc.†	48,793	1,293,015
Upwork, Inc.†	400	5,448
Yelp, Inc.†	875	29,671
		5,670,141
Iron/Steel — 0.1%
ATI, Inc.†	200	5,322
Commercial Metals Co.	790	28,029
Schnitzer Steel Industries, Inc., Class A	155	4,411
		37,762
Leisure Time — 0.1%
Acushnet Holdings Corp.	575	25,007
Lodging — 0.1%
Boyd Gaming Corp.	450	21,442
Machinery-Construction & Mining — 0.1%
Argan, Inc.	725	23,323
Bloom Energy Corp., Class A†	375	7,496
Terex Corp.	100	2,974
		33,793
Machinery-Diversified — 0.1%
Altra Industrial Motion Corp.	425	14,288
Kadant, Inc.	75	12,511
		26,799
Media — 0.2%
AMC Networks, Inc., Class A†	525	10,658
Gray Television, Inc.	400	5,728
Liberty Latin America, Ltd., Class C†	6,275	38,591
Sinclair Broadcast Group, Inc., Class A	900	16,281
Thryv Holdings, Inc.†	275	6,278
		77,536
Metal Fabricate/Hardware — 0.1%
AZZ, Inc.	100	3,651
Mueller Industries, Inc.	325	19,318
Olympic Steel, Inc.	65	1,483
		24,452
Mining — 0.1%
Arconic Corp.†	550	9,372
Coeur Mining, Inc.†	700	2,394
Constellium SE†	900	9,126
		20,892
Miscellaneous Manufacturing — 1.0%
Axon Enterprise, Inc.†	2,258	261,364
EnPro Industries, Inc.	50	4,249
Fabrinet†	225	21,476
Hillenbrand, Inc.	525	19,278
Materion Corp.	55	4,400
		310,767
Office Furnishings — 0.0%
Steelcase, Inc., Class A	1,400	9,128
Oil & Gas — 0.7%
Antero Resources Corp.†	80	2,442
Chord Energy Corp.	134	18,327
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
CNX Resources Corp.†	600	$ 9,318
Delek US Holdings, Inc.	875	23,748
Magnolia Oil & Gas Corp., Class A	1,600	31,696
Matador Resources Co.	275	13,453
Murphy Oil Corp.	925	32,532
Ovintiv, Inc.	936	43,056
Patterson-UTI Energy, Inc.	1,100	12,848
PBF Energy, Inc., Class A†	200	7,032
PDC Energy, Inc.	500	28,895
SM Energy Co.	250	9,403
		232,750
Oil & Gas Services — 0.3%
Archrock, Inc.	250	1,605
ChampionX Corp.	1,000	19,570
Helix Energy Solutions Group, Inc.†	450	1,737
NexTier Oilfield Solutions, Inc.†	1,475	10,915
NOW, Inc.†	3,700	37,185
Oceaneering International, Inc.†	675	5,373
Oil States International, Inc.†	550	2,139
ProPetro Holding Corp.†	475	3,824
Select Energy Services, Inc., Class A†	275	1,917
		84,265
Packaging & Containers — 0.0%
Greif, Inc., Class A	110	6,552
O-I Glass, Inc.†	525	6,799
		13,351
Pharmaceuticals — 1.3%
Aclaris Therapeutics, Inc.†	1,175	18,495
AdaptHealth Corp.†	1,225	23,005
Alkermes PLC†	440	9,825
Amneal Pharmaceuticals, Inc.†	1,950	3,939
Amphastar Pharmaceuticals, Inc.†	375	10,538
Arvinas, Inc.†	465	20,688
BellRing Brands, Inc.†	2,075	42,766
Catalyst Pharmaceuticals, Inc.†	4,650	59,659
Coherus Biosciences, Inc.†	2,925	28,109
Corcept Therapeutics, Inc.†	525	13,461
Enanta Pharmaceuticals, Inc.†	400	20,748
Fulcrum Therapeutics, Inc.†	1,223	9,894
Herbalife Nutrition, Ltd.†	1,415	28,144
Heron Therapeutics, Inc.†	1,175	4,959
Kura Oncology, Inc.†	1,450	19,807
Madrigal Pharmaceuticals, Inc.†	175	11,373
Option Care Health, Inc.†	2,275	71,594
Protagonist Therapeutics, Inc.†	545	4,594
Reata Pharmaceuticals, Inc., Class A†	750	18,848
USANA Health Sciences, Inc.†	325	18,216
Y-mAbs Therapeutics, Inc.†	25	361
		439,023
Real Estate — 0.1%
Anywhere Real Estate, Inc.†	950	7,704
Cushman & Wakefield PLC†	575	6,584
Kennedy-Wilson Holdings, Inc.	973	15,043
		29,331
REITS — 1.2%
Agree Realty Corp.	435	29,397
Alexander & Baldwin, Inc.	484	8,025
American Assets Trust, Inc.	125	3,215

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Apple Hospitality REIT, Inc.	1,050	$ 14,763
Arbor Realty Trust, Inc.	425	4,888
Ares Commercial Real Estate Corp.	1,375	14,369
Blackstone Mtg. Trust, Inc., Class A	1,025	23,923
Broadstone Net Lease, Inc.	250	3,883
Centerspace	85	5,722
Community Healthcare Trust, Inc.	125	4,094
Corporate Office Properties Trust	325	7,550
DiamondRock Hospitality Co.	175	1,314
Dynex Capital, Inc.	1,225	14,271
Ellington Financial, Inc.	175	1,990
Equity Commonwealth	675	16,443
Essential Properties Realty Trust, Inc.	225	4,376
First Industrial Realty Trust, Inc.	250	11,202
Four Corners Property Trust, Inc.	125	3,024
Getty Realty Corp.	250	6,723
Gladstone Commercial Corp.	250	3,875
Global Medical REIT, Inc.	175	1,491
Healthcare Realty Trust, Inc.	990	20,641
Highwoods Properties, Inc.	75	2,022
Independence Realty Trust, Inc.	425	7,110
Kite Realty Group Trust	764	13,156
KKR Real Estate Finance Trust, Inc.	1,375	22,344
Ladder Capital Corp.	975	8,736
National Storage Affiliates Trust	500	20,790
Paramount Group, Inc.	475	2,959
Pebblebrook Hotel Trust	175	2,539
Phillips Edison & Co., Inc.	275	7,714
Physicians Realty Trust	400	6,016
Piedmont Office Realty Trust, Inc., Class A	475	5,016
Plymouth Industrial REIT, Inc.	100	1,681
PotlatchDeltic Corp.	235	9,644
Ready Capital Corp.	400	4,056
Redwood Trust, Inc.	325	1,866
Retail Opportunity Investments Corp.	750	10,320
RLJ Lodging Trust	475	4,807
Ryman Hospitality Properties, Inc.	140	10,303
Sabra Health Care REIT, Inc.	225	2,952
SITE Centers Corp.	1,350	14,458
STAG Industrial, Inc.	190	5,402
Terreno Realty Corp.	205	10,863
TPG RE Finance Trust, Inc.	225	1,575
UMH Properties, Inc.	125	2,019
Xenia Hotels & Resorts, Inc.	950	13,100
		396,627
Retail — 1.7%
Abercrombie & Fitch Co., Class A†	875	13,606
Academy Sports & Outdoors, Inc.	725	30,580
Asbury Automotive Group, Inc.†	25	3,778
Bed Bath & Beyond, Inc.†	275	1,675
BJ's Wholesale Club Holdings, Inc.†	200	14,562
Bloomin' Brands, Inc.	1,200	21,996
BlueLinx Holdings, Inc.†	175	10,867
Dillard's, Inc., Class A	45	12,274
Floor & Decor Holdings, Inc., Class A†	3,869	271,836
Group 1 Automotive, Inc.	125	17,859
Guess?, Inc.	475	6,968
Hibbett, Inc.	150	7,471
Lithia Motors, Inc.	25	5,364
Murphy USA, Inc.	240	65,978
Nu Skin Enterprises, Inc., Class A	330	11,012
Security Description	Shares or Principal Amount	Value

Retail (continued)
ODP Corp.†	525	$ 18,454
Rush Enterprises, Inc., Class A	125	5,483
Signet Jewelers, Ltd.	135	7,721
Sonic Automotive, Inc., Class A	300	12,990
Winmark Corp.	25	5,409
Zumiez, Inc.†	400	8,612
		554,495
Savings & Loans — 0.3%
Axos Financial, Inc.†	260	8,900
Brookline Bancorp, Inc.	2,150	25,047
HomeTrust Bancshares, Inc.	150	3,315
Northfield Bancorp, Inc.	825	11,806
OceanFirst Financial Corp.	1,875	34,950
Washington Federal, Inc.	650	19,487
		103,505
Semiconductors — 3.3%
Amkor Technology, Inc.	500	8,525
ASML Holding NV	2,216	920,416
Axcelis Technologies, Inc.†	300	18,168
Cirrus Logic, Inc.†	100	6,880
Cohu, Inc.†	625	16,112
MACOM Technology Solutions Holdings, Inc.†	100	5,179
MaxLinear, Inc.†	240	7,829
Rambus, Inc.†	450	11,439
Semtech Corp.†	90	2,647
Silicon Laboratories, Inc.†	555	68,509
SiTime Corp.†	90	7,086
Veeco Instruments, Inc.†	600	10,992
		1,083,782
Software — 20.3%
Adeia, Inc.	1,050	14,847
Alkami Technology, Inc.†	71	1,069
Allscripts Healthcare Solutions, Inc.†	725	11,042
Asana, Inc., Class A†	1,300	28,899
Bandwidth, Inc., Class A†	450	5,355
Blackline, Inc.†	360	21,564
Box, Inc., Class A†	1,600	39,024
Cardlytics, Inc.†	350	3,290
Cloudflare, Inc., Class A†	19,629	1,085,680
CommVault Systems, Inc.†	375	19,890
Coupa Software, Inc.†	2,824	166,051
CSG Systems International, Inc.	365	19,301
Datadog, Inc., Class A†	9,836	873,240
DigitalOcean Holdings, Inc.†	401	14,504
Donnelley Financial Solutions, Inc.†	275	10,167
eGain Corp.†	3,671	26,982
Evolent Health, Inc., Class A†	250	8,982
Health Catalyst, Inc.†	707	6,858
Momentive Global, Inc.†	1,525	8,860
NextGen Healthcare, Inc.†	1,325	23,452
PagerDuty, Inc.†	700	16,149
Paycor HCM, Inc.†	375	11,085
ROBLOX Corp., Class A†	23,945	858,189
Snowflake, Inc., Class A†	8,630	1,466,755
Sprout Social, Inc., Class A†	235	14,260
SPS Commerce, Inc.†	30	3,727
Twilio, Inc., Class A†	1,562	107,997
Veeva Systems, Inc., Class A†	2,760	455,069
Workiva, Inc.†	415	32,287

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zoom Video Communications, Inc., Class A†	3,727	$ 274,270
ZoomInfo Technologies, Inc.†	23,326	971,761
Zuora, Inc., Class A†	1,350	9,963
		6,610,569
Telecommunications — 0.5%
Calix, Inc.†	525	32,098
CommScope Holding Co., Inc.†	8,200	75,522
EchoStar Corp., Class A†	1,100	18,117
Extreme Networks, Inc.†	1,600	20,912
Ooma, Inc.†	800	9,840
		156,489
Textiles — 0.1%
UniFirst Corp.	120	20,188
Transportation — 0.3%
ArcBest Corp.	565	41,092
Atlas Air Worldwide Holdings, Inc.†	210	20,070
Dorian LPG, Ltd.	319	4,329
Eagle Bulk Shipping, Inc.	100	4,318
Hub Group, Inc., Class A†	150	10,347
Radiant Logistics, Inc.†	475	2,703
Safe Bulkers, Inc.	1,000	2,470
Schneider National, Inc., Class B	400	8,120
Werner Enterprises, Inc.	75	2,820
		96,269
Trucking & Leasing — 0.0%
GATX Corp.	70	5,961
Water — 0.1%
American States Water Co.	550	42,872
Total Common Stocks (cost $31,383,364)		23,672,639
CORPORATE BONDS & NOTES — 9.8%
Advertising — 0.0%
Lamar Media Corp.
4.88%, 01/15/2029	$ 15,000	13,370
Aerospace/Defense — 0.1%
Boeing Co.
5.04%, 05/01/2027	5,000	4,817
5.15%, 05/01/2030	6,000	5,550
L3Harris Technologies, Inc.
3.85%, 06/15/2023	13,000	12,938
Northrop Grumman Corp.
5.15%, 05/01/2040	4,000	3,745
Raytheon Technologies Corp.
2.38%, 03/15/2032	5,000	3,927
3.95%, 08/16/2025	10,000	9,758
		40,735
Agriculture — 0.1%
BAT Capital Corp.
4.74%, 03/16/2032	20,000	16,731
BAT International Finance PLC
4.45%, 03/16/2028	2,000	1,783
Cargill, Inc.
4.00%, 06/22/2032*	7,000	6,371
Security Description	Shares or Principal Amount	Value

Agriculture (continued)
Reynolds American, Inc.
5.70%, 08/15/2035	$ 10,000	$ 8,457
		33,342
Apparel — 0.1%
Hanesbrands, Inc.
4.88%, 05/15/2026*	15,000	13,485
William Carter Co.
5.63%, 03/15/2027*	30,000	28,048
		41,533
Auto Manufacturers — 0.1%
Ford Motor Co.
3.25%, 02/12/2032	10,000	7,204
General Motors Financial Co., Inc.
3.60%, 06/21/2030	11,000	8,910
		16,114
Banks — 1.9%
Bank of America Corp.
2.46%, 10/22/2025	10,000	9,363
2.50%, 02/13/2031	10,000	7,891
2.57%, 10/20/2032	5,000	3,824
2.69%, 04/22/2032	35,000	27,326
3.19%, 07/23/2030	16,000	13,485
3.31%, 04/22/2042	15,000	10,545
4.08%, 03/20/2051	18,000	13,577
4.95%, 07/22/2028	10,000	9,608
5.02%, 07/22/2033	20,000	18,553
Citigroup, Inc.
1.28%, 11/03/2025	10,000	9,135
2.52%, 11/03/2032	15,000	11,366
3.98%, 03/20/2030	5,000	4,437
4.08%, 04/23/2029	5,000	4,526
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	20,000	15,080
2.62%, 04/22/2032	25,000	19,378
3.10%, 02/24/2033	5,000	3,971
3.81%, 04/23/2029	30,000	26,598
Huntington Bancshares, Inc.
4.44%, 08/04/2028	20,000	18,884
JPMorgan Chase & Co.
2.55%, 11/08/2032	15,000	11,382
3.11%, 04/22/2041 to 04/22/2051	10,000	6,621
3.16%, 04/22/2042	5,000	3,423
3.22%, 03/01/2025	15,000	14,516
3.51%, 01/23/2029	30,000	26,537
3.70%, 05/06/2030	25,000	21,825
3.96%, 01/29/2027	10,000	9,436
4.01%, 04/23/2029	16,000	14,426
4.59%, 04/26/2033	20,000	17,996
4.85%, 07/25/2028	10,000	9,602
KeyCorp
3.88%, 05/23/2025	20,000	19,473
Macquarie Group, Ltd.
5.11%, 08/09/2026*	20,000	19,591
Morgan Stanley
1.59%, 05/04/2027	10,000	8,641
1.79%, 02/13/2032	30,000	21,925
1.93%, 04/28/2032	15,000	10,951
2.24%, 07/21/2032	15,000	11,268
2.48%, 01/21/2028	15,000	13,110
2.51%, 10/20/2032	5,000	3,821

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.21%, 04/20/2028	$ 15,000	$ 14,036
4.68%, 07/17/2026	10,000	9,737
4.89%, 07/20/2033	5,000	4,633
Wells Fargo & Co.
3.00%, 10/23/2026	55,000	49,852
3.35%, 03/02/2033	15,000	12,164
4.81%, 07/25/2028	20,000	19,074
4.90%, 07/25/2033	35,000	32,268
		613,855
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 07/15/2042	10,000	7,596
4.75%, 04/15/2058	5,000	4,104
5.45%, 01/23/2039	3,000	2,859
Constellation Brands, Inc.
3.15%, 08/01/2029	5,000	4,295
4.40%, 11/15/2025	5,000	4,895
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	10,000	9,082
		32,831
Biotechnology — 0.1%
CSL Finance PLC
4.05%, 04/27/2029*	6,000	5,527
4.25%, 04/27/2032*	10,000	9,129
Royalty Pharma PLC
2.15%, 09/02/2031	20,000	14,732
3.30%, 09/02/2040	5,000	3,354
		32,742
Building Materials — 0.1%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	20,000	17,000
Standard Industries, Inc.
4.38%, 07/15/2030*	20,000	15,300
4.75%, 01/15/2028*	10,000	8,449
		40,749
Chemicals — 0.1%
Celanese US Holdings LLC
6.05%, 03/15/2025	15,000	14,653
6.17%, 07/15/2027	10,000	9,464
		24,117
Commercial Services — 0.3%
Gartner, Inc.
3.63%, 06/15/2029*	5,000	4,163
3.75%, 10/01/2030*	10,000	8,187
4.50%, 07/01/2028*	10,000	8,942
Global Payments, Inc.
3.20%, 08/15/2029	10,000	8,332
4.95%, 08/15/2027	10,000	9,527
5.30%, 08/15/2029	5,000	4,702
Howard University
2.80%, 10/01/2030	10,000	8,321
2.90%, 10/01/2031	5,000	4,088
Service Corp. International
3.38%, 08/15/2030	25,000	19,552
5.13%, 06/01/2029	15,000	13,632
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
United Rentals North America, Inc.
4.00%, 07/15/2030	$ 15,000	$ 12,391
5.50%, 05/15/2027	5,000	4,832
		106,669
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	35,000	30,109
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	7,000	4,694
Leidos, Inc.
3.63%, 05/15/2025	5,000	4,792
		39,595
Diversified Financial Services — 0.5%
Capital One Financial Corp.
1.88%, 11/02/2027	20,000	16,983
5.25%, 07/26/2030	20,000	18,624
5.27%, 05/10/2033	10,000	9,236
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	45,000	42,480
Intercontinental Exchange, Inc.
4.00%, 09/15/2027	25,000	23,731
4.35%, 06/15/2029	5,000	4,729
4.60%, 03/15/2033	2,000	1,863
Navient Corp.
7.25%, 09/25/2023	11,000	10,957
Springleaf Finance Corp.
6.13%, 03/15/2024	5,000	4,816
Synchrony Financial
4.88%, 06/13/2025	15,000	14,471
		147,890
Electric — 0.9%
AES Corp.
3.30%, 07/15/2025*	10,000	9,221
Alabama Power Co.
3.45%, 10/01/2049	10,000	7,082
4.15%, 08/15/2044	5,000	4,051
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	4,000	3,024
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	5,000	4,203
Commonwealth Edison Co.
3.65%, 06/15/2046	8,000	6,004
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	5,000	3,318
Duke Energy Carolinas LLC
2.55%, 04/15/2031	5,000	4,105
Duke Energy Corp.
2.55%, 06/15/2031	20,000	15,692
4.30%, 03/15/2028	5,000	4,707
4.50%, 08/15/2032	10,000	9,043
Duke Energy Indiana LLC
2.75%, 04/01/2050	10,000	6,209
Duke Energy Progress LLC
3.70%, 10/15/2046	5,000	3,771
4.00%, 04/01/2052	5,000	3,917
Evergy, Inc.
2.45%, 09/15/2024	5,000	4,730
2.90%, 09/15/2029	6,000	4,957
Eversource Energy
3.38%, 03/01/2032	5,000	4,206

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
4.60%, 07/01/2027	$ 10,000	$ 9,651
Georgia Power Co.
4.30%, 03/15/2042	2,000	1,596
4.70%, 05/15/2032	5,000	4,683
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	4,000	3,837
ITC Holdings Corp.
2.95%, 05/14/2030*	8,000	6,568
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	5,000	3,967
MidAmerican Energy Co.
3.15%, 04/15/2050	8,000	5,439
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	15,000	14,497
NRG Energy, Inc.
2.45%, 12/02/2027*	5,000	4,093
Oglethorpe Power Corp.
4.50%, 04/01/2047*	5,000	3,907
Pacific Gas & Electric Co.
2.50%, 02/01/2031	13,000	9,460
4.40%, 03/01/2032	5,000	4,111
4.95%, 07/01/2050	35,000	25,617
5.25%, 03/01/2052	5,000	3,777
5.90%, 06/15/2032	10,000	9,119
Puget Energy, Inc.
3.65%, 05/15/2025	2,000	1,892
4.10%, 06/15/2030	7,000	6,168
Sempra Energy
3.40%, 02/01/2028	12,000	10,850
3.70%, 04/01/2029	4,000	3,572
3.80%, 02/01/2038	2,000	1,559
Southern California Edison Co.
2.75%, 02/01/2032	8,000	6,337
2.85%, 08/01/2029	10,000	8,433
4.00%, 04/01/2047	3,000	2,186
4.70%, 06/01/2027	10,000	9,706
Southern Co.
2.95%, 07/01/2023	5,000	4,942
3.25%, 07/01/2026	10,000	9,264
3.70%, 04/30/2030	2,000	1,760
Xcel Energy, Inc.
1.75%, 03/15/2027	20,000	17,280
4.60%, 06/01/2032	5,000	4,634
		297,145
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	10,000	9,541
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032*	15,000	12,340
5.14%, 03/15/2052*	32,000	23,258
WMG Acquisition Corp.
3.88%, 07/15/2030*	25,000	20,482
		56,080
Environmental Control — 0.1%
Clean Harbors, Inc.
4.88%, 07/15/2027*	30,000	27,347
Security Description	Shares or Principal Amount	Value

Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	$ 10,000	$ 9,435
Kellogg Co.
3.40%, 11/15/2027	7,000	6,426
Mondelez International, Inc.
3.00%, 03/17/2032	7,000	5,749
		21,610
Gas — 0.1%
Brooklyn Union Gas Co.
4.63%, 08/05/2027*	20,000	18,824
NiSource, Inc.
3.49%, 05/15/2027	10,000	9,187
3.60%, 05/01/2030	7,000	6,106
		34,117
Healthcare-Products — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	20,000	17,799
Baxter International, Inc.
2.54%, 02/01/2032	33,000	25,688
Hologic, Inc.
4.63%, 02/01/2028*	15,000	13,837
Teleflex, Inc.
4.63%, 11/15/2027	10,000	9,009
		66,333
Healthcare-Services — 0.2%
Anthem, Inc.
5.10%, 01/15/2044	3,000	2,722
Centene Corp.
3.38%, 02/15/2030	10,000	8,175
4.63%, 12/15/2029	30,000	26,958
Humana, Inc.
3.70%, 03/23/2029	11,000	9,864
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,489
3.00%, 06/01/2051	10,000	6,618
Sutter Health
3.36%, 08/15/2050	5,000	3,468
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,002
3.50%, 08/15/2039	2,000	1,571
4.00%, 05/15/2029	5,000	4,659
4.20%, 05/15/2032	5,000	4,644
		79,170
Home Builders — 0.1%
PulteGroup, Inc.
5.50%, 03/01/2026	14,000	13,810
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	15,000	13,165
		26,975
Insurance — 0.3%
Aon Corp.
2.20%, 11/15/2022	10,000	9,976
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	5,000	4,485
Athene Global Funding
2.65%, 10/04/2031*	15,000	11,284
2.72%, 01/07/2029*	13,000	10,519

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Brighthouse Financial, Inc.
5.63%, 05/15/2030	$ 5,000	$ 4,687
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	21,000	17,542
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	7,000	6,295
Unum Group
4.13%, 06/15/2051	5,000	3,332
Willis North America, Inc.
3.60%, 05/15/2024	5,000	4,854
4.65%, 06/15/2027	20,000	18,992
		91,966
Internet — 0.2%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	26,000	23,946
NortonLifeLock, Inc.
5.00%, 04/15/2025*	20,000	19,050
6.75%, 09/30/2027*	5,000	4,798
		47,794
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	30,000	24,567
Iron/Steel — 0.0%
Vale Overseas, Ltd.
3.75%, 07/08/2030	10,000	8,100
Leisure Time — 0.0%
Carnival Corp.
4.00%, 08/01/2028*	10,000	8,067
Lodging — 0.0%
Las Vegas Sands Corp.
3.50%, 08/18/2026	5,000	4,374
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
2.57%, 02/15/2030	10,000	8,179
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	25,000	19,771
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90%, 06/01/2052	5,000	3,096
4.40%, 04/01/2033	10,000	8,281
4.80%, 03/01/2050	5,000	3,607
5.13%, 07/01/2049	13,000	9,529
6.48%, 10/23/2045	7,000	6,164
Comcast Corp.
2.99%, 11/01/2063	3,000	1,738
3.25%, 11/01/2039	10,000	7,345
Cox Communications, Inc.
2.60%, 06/15/2031*	10,000	7,762
Discovery Communications LLC
4.00%, 09/15/2055	21,000	12,382
5.20%, 09/20/2047	5,000	3,690
5.30%, 05/15/2049	10,000	7,462
Paramount Global
4.20%, 05/19/2032	5,000	4,054
Security Description	Shares or Principal Amount	Value

Media (continued)
4.38%, 03/15/2043	$ 10,000	$ 6,663
4.95%, 01/15/2031	8,000	7,057
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	30,000	26,347
Time Warner Cable LLC
4.50%, 09/15/2042	10,000	6,904
5.88%, 11/15/2040	10,000	8,232
		150,084
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	5,000	3,839
5.88%, 04/15/2030*	10,000	8,698
6.13%, 04/15/2032*	5,000	4,296
		16,833
Miscellaneous Manufacturing — 0.0%
Parker-Hannifin Corp.
4.25%, 09/15/2027	3,000	2,857
4.50%, 09/15/2029	7,000	6,599
		9,456
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	20,000	16,242
3.28%, 12/01/2028	5,000	4,173
3.57%, 12/01/2031	5,000	3,893
4.13%, 05/01/2025	5,000	4,724
Xerox Holdings Corp.
5.50%, 08/15/2028*	20,000	15,955
		44,987
Oil & Gas — 0.4%
Apache Corp.
4.88%, 11/15/2027	10,000	9,150
BP Capital Markets America, Inc.
2.94%, 06/04/2051	10,000	6,351
ConocoPhillips Co.
4.03%, 03/15/2062*	5,000	3,779
Continental Resources, Inc.
5.75%, 01/15/2031*	5,000	4,519
Ecopetrol SA
4.63%, 11/02/2031	15,000	10,500
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	5,000	4,687
4.88%, 03/30/2026*	5,000	4,412
5.88%, 03/30/2031*	10,000	8,175
Equinor ASA
3.63%, 04/06/2040	5,000	4,000
3.70%, 04/06/2050	5,000	3,878
Exxon Mobil Corp.
4.33%, 03/19/2050	3,000	2,555
Hess Corp.
7.13%, 03/15/2033	3,000	3,137
7.30%, 08/15/2031	8,000	8,449
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	20,000	18,350
Marathon Petroleum Corp.
4.70%, 05/01/2025	10,000	9,818
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	4,871
7.38%, 11/01/2031	10,000	10,417

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Shell International Finance BV
2.88%, 11/26/2041	$ 5,000	$ 3,502
3.25%, 04/06/2050	5,000	3,512
Viper Energy Partners LP
5.38%, 11/01/2027*	15,000	13,808
		137,870
Packaging & Containers — 0.1%
Ball Corp.
4.00%, 11/15/2023	35,000	34,307
Pharmaceuticals — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029	10,000	8,755
4.25%, 11/21/2049	2,000	1,605
CVS Health Corp.
4.13%, 04/01/2040	8,000	6,370
		16,730
Pipelines — 0.4%
DCP Midstream Operating LP
5.13%, 05/15/2029	5,000	4,685
Energy Transfer LP
6.13%, 12/15/2045	19,000	16,662
Enterprise Products Operating LLC
2.80%, 01/31/2030	5,000	4,175
4.25%, 02/15/2048	1,000	771
4.95%, 10/15/2054	5,000	4,077
EQM Midstream Partners LP
4.13%, 12/01/2026	10,000	8,472
MPLX LP
1.75%, 03/01/2026	5,000	4,375
4.95%, 09/01/2032 to 03/14/2052	15,000	12,998
5.20%, 03/01/2047	3,000	2,466
NGPL PipeCo LLC
3.25%, 07/15/2031*	5,000	3,915
ONEOK, Inc.
3.10%, 03/15/2030	9,000	7,313
3.40%, 09/01/2029	5,000	4,194
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	15,000	12,578
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	15,000	13,665
Targa Resources Corp.
4.20%, 02/01/2033	5,000	4,164
5.20%, 07/01/2027	10,000	9,620
6.25%, 07/01/2052	5,000	4,542
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	5,000	4,124
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	5,000	4,227
Western Midstream Operating LP
4.75%, 08/15/2028	5,000	4,550
Williams Cos., Inc.
4.65%, 08/15/2032	5,000	4,538
		136,111
REITS — 0.4%
American Tower Corp.
1.45%, 09/15/2026	5,000	4,262
Security Description	Shares or Principal Amount	Value

REITS (continued)
2.40%, 03/15/2025	$ 5,000	$ 4,642
2.70%, 04/15/2031	5,000	3,924
3.65%, 03/15/2027	5,000	4,573
EPR Properties
4.95%, 04/15/2028	15,000	12,911
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	5,000	3,759
4.00%, 01/15/2031	10,000	8,174
5.30%, 01/15/2029	10,000	9,115
SBA Tower Trust
2.84%, 01/15/2050*	25,000	23,388
3.45%, 03/15/2048*	25,000	24,770
VICI Properties LP
4.95%, 02/15/2030	2,000	1,807
5.13%, 05/15/2032	20,000	17,728
		119,053
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	25,000	21,755
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	7,000	5,915
AutoZone, Inc.
4.75%, 08/01/2032	5,000	4,689
FirstCash, Inc.
4.63%, 09/01/2028*	20,000	16,742
5.63%, 01/01/2030*	15,000	12,825
Gap, Inc.
3.63%, 10/01/2029*	27,000	17,550
3.88%, 10/01/2031*	23,000	14,622
Home Depot, Inc.
3.30%, 04/15/2040	2,000	1,530
4.50%, 09/15/2032	20,000	19,117
Lowe's Cos., Inc.
5.00%, 04/15/2033	10,000	9,446
McDonald's Corp.
3.35%, 04/01/2023	5,000	4,969
3.63%, 09/01/2049	5,000	3,640
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	8,000	7,486
		140,286
Semiconductors — 0.4%
Broadcom, Inc.
3.42%, 04/15/2033*	16,000	12,212
4.00%, 04/15/2029*	21,000	18,510
4.30%, 11/15/2032	5,000	4,198
Intel Corp.
3.05%, 08/12/2051	5,000	3,210
4.00%, 08/05/2029	20,000	18,608
4.90%, 08/05/2052	10,000	8,831
Marvell Technology, Inc.
2.45%, 04/15/2028	10,000	8,260
2.95%, 04/15/2031	5,000	3,879
NVIDIA Corp.
3.50%, 04/01/2040	7,000	5,437
NXP BV/NXP Funding LLC
4.88%, 03/01/2024	10,000	9,882
5.35%, 03/01/2026	6,000	5,925
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/2029	4,000	3,582
4.40%, 06/01/2027	15,000	14,149

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
Qorvo, Inc.
3.38%, 04/01/2031*	$ 10,000	$ 7,492
4.38%, 10/15/2029	5,000	4,283
		128,458
Software — 0.4%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	30,000	25,575
Fair Isaac Corp.
4.00%, 06/15/2028*	20,000	17,042
MSCI, Inc.
3.63%, 11/01/2031*	5,000	4,012
3.88%, 02/15/2031*	5,000	4,210
4.00%, 11/15/2029*	5,000	4,318
Open Text Corp.
3.88%, 12/01/2029*	20,000	15,405
Oracle Corp.
2.30%, 03/25/2028	15,000	12,527
3.60%, 04/01/2050	5,000	3,128
3.85%, 04/01/2060	20,000	12,090
3.95%, 03/25/2051	5,000	3,316
4.00%, 07/15/2046	5,000	3,379
4.10%, 03/25/2061	5,000	3,148
SS&C Technologies, Inc.
5.50%, 09/30/2027*	20,000	18,244
		126,394
Telecommunications — 0.3%
AT&T, Inc.
3.55%, 09/15/2055	14,000	9,196
3.65%, 06/01/2051	10,000	6,755
3.80%, 12/01/2057	7,000	4,729
Nokia Oyj
4.38%, 06/12/2027	15,000	13,519
6.63%, 05/15/2039	5,000	4,635
Rogers Communications, Inc.
4.55%, 03/15/2052*	10,000	7,976
T-Mobile USA, Inc.
2.05%, 02/15/2028	25,000	20,745
3.88%, 04/15/2030	5,000	4,435
5.20%, 01/15/2033	5,000	4,782
5.65%, 01/15/2053	5,000	4,723
Verizon Communications, Inc.
2.36%, 03/15/2032	10,000	7,668
2.85%, 09/03/2041	5,000	3,334
4.27%, 01/15/2036	7,000	5,973
		98,470
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	15,000	14,128
4.00%, 07/15/2025*	5,000	4,765
4.40%, 07/01/2027*	20,000	18,768
		37,661
Security Description	Shares or Principal Amount	Value

Water — 0.0%
American Water Capital Corp.
4.15%, 06/01/2049	$ 3,000	$ 2,399
4.45%, 06/01/2032	5,000	4,641
		7,040
Total Corporate Bonds & Notes (cost $3,751,976)		3,198,647
ASSET BACKED SECURITIES — 1.9%
Auto Loan Receivables — 0.5%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	15,000	14,546
Carvana Auto Receivables Trust
Series 2022-P2, Class A3 4.13%, 04/12/2027	20,000	19,647
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	10,000	9,848
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	24,635	24,308
Series 2020-1A, Class D 2.73%, 12/15/2025*	10,000	9,845
Series 2022-4A, Class B 4.57%, 01/15/2027	10,000	9,809
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	10,000	9,717
Honda Auto Receivables Owner Trust
Series 2019-3, Class A3 1.78%, 08/15/2023	1,019	1,018
Santander Drive Auto Receivables Trust
Series 2022-4, Class B 4.42%, 11/15/2027	15,000	14,604
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	10,000	9,515
Series 2019-3A, Class D 2.72%, 11/15/2024*	20,000	19,878
Series 2022-2A, Class B 4.31%, 09/15/2027*	10,000	9,760
		152,495
Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 4.66%, (1 ML+1.58%), 10/25/2034	1,223	1,150
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 3.18%, (1 ML+0.10%), 02/25/2037	6,895	3,582
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(1)	60,263	19,443
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 3.58%, (1 ML+0.50%), 11/25/2036	42,144	39,253
		63,428

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities — 1.2%
Bayview Koitere Fund Trust VRS
Series 2017-RT4, Class A 3.50%, 07/28/2057*(2)	$ 24,383	$ 23,356
Bayview Opportunity Master Fund Trust VRS
Series 2017-RT6, Class A 3.50%, 10/28/2057*(2)	22,521	21,834
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	48,125	45,296
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 3.21%, (1 ML+0.13%), 05/25/2037	15,612	12,203
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 3.88%, (3 ML+1.17%), 07/20/2032*	250,000	240,565
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	49,375	39,252
		382,506
Total Asset Backed Securities (cost $629,798)		598,429
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.3%
Commercial and Residential — 4.5%
Angel Oak Mtg. Trust
Series 2022-1, Class A1 2.88%, 12/25/2066*(1)	44,413	38,378
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(2)	32,251	26,650
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	14,813	13,917
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	23,051	19,572
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	28,543	24,268
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	12,250	11,244
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	35,000	31,907
BANK VRS
Series 2018-BN14, Class XA 0.64%, 09/15/2060(2)(3)	882,593	18,771
BBCMS Mtg. Trust VRS
Series 2022-C16, Class A5 4.60%, 06/15/2055(2)	10,000	9,543
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 3.31%, 02/25/2036(2)	8,968	7,887
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.66%, 07/15/2051(2)(3)	119,056	2,138
Series 2018-B1, Class XA 0.68%, 01/15/2051(2)(3)	80,058	1,623
Series 2019-B10, Class XA 1.38%, 03/15/2062(2)(3)	110,745	5,965
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2020-B22, Class XA 1.63%, 01/15/2054(2)(3)	$ 99,642	$ 8,938
BPR Trust FRS
Series 2022-STAR, Class A 6.08%, (TSFR1M+3.23%), 08/15/2024*	10,000	9,876
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(1)	11,595	10,761
BX Trust FRS
Series 2022-PSB, Class A 5.30%, (TSFR1M+2.45%), 08/15/2039*	10,000	9,977
CIM Trust VRS
Series 2017-7, Class A 3.00%, 04/25/2057*(2)	2,533	2,525
Citigroup Commercial Mtg. Trust
Series 2015-GC29, Class A4 3.19%, 04/10/2048	50,000	47,343
Series 2015-P1, Class A5 3.72%, 09/15/2048	50,000	47,781
Series 2014-GC21, Class A5 3.86%, 05/10/2047	20,000	19,571
Citigroup Mtg. Loan Trust, Inc.
Series 2019-E, Class A1 3.23%, 11/25/2070*(1)	70,833	68,367
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 2.76%, (1 Yr USTYCR+2.40%), 03/25/2036	4,517	4,245
COLT Mtg. Loan Trust VRS
Series 2021-2, Class A3 1.34%, 08/25/2066*(2)	11,941	9,726
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	35,000	33,381
Series 2014-CR21, Class A3 3.53%, 12/10/2047	41,358	39,892
Series 2014-UBS5, Class A4 3.84%, 09/10/2047	43,000	41,683
Series 2013-300P, Class A1 4.35%, 08/10/2030*	100,000	98,479
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	4,056	2,181
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	20,721	19,974
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.86%, 06/15/2057(2)(3)	274,298	3,893
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	40,000	36,462
Series 2016-C1, Class ASB 3.04%, 05/10/2049	17,764	17,086
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 2.71%, 05/25/2035(2)	8,129	7,475
GS Mtg. Securities Corp. Trust
Series 2014-GC26, Class AAB 3.37%, 11/10/2047	19,220	18,856

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2014-GC20, Class A5 4.00%, 04/10/2047	$ 40,000	$ 39,346
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.46%, 07/10/2051(2)(3)	983,886	16,049
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	31,000	28,709
GSR Mtg. Loan Trust VRS
Series 2006-AR1, Class 2A1 2.89%, 01/25/2036(2)	3,611	3,548
Series 2007-AR1, Class 2A1 3.03%, 03/25/2047(2)	2,364	1,596
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 3.62%, (1 ML+0.27%), 05/25/2035	4,443	4,130
JPMBB Commercial Mtg. Securities Trust
Series 2015-C29, Class A4 3.61%, 05/15/2048	39,000	37,185
Series 2014-C19, Class A4 4.00%, 04/15/2047	60,000	58,931
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	30,000	27,551
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	10,000	9,078
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A1, Class 2A1 2.83%, 12/25/2034(2)	1,427	1,412
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(2)	14,784	14,551
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(2)(3)	59,133	886
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	5,334	2,380
MortgageIT Trust FRS
Series 2005-4, Class A1 3.64%, (1 ML+0.56%), 10/25/2035	6,920	6,500
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 3.19%, (1 ML+0.75%), 01/25/2048*	25,652	24,825
Series 2017-5A, Class A1 4.58%, (1 ML+1.50%), 06/25/2057*	17,847	17,606
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(2)	39,765	37,204
Series 2017-1A, Class A1 4.00%, 02/25/2057*(2)	24,042	22,907
Series 2017-3A, Class A1 4.00%, 04/25/2057*(2)	26,264	24,928
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	21,246	20,019
Series 2017-6A, Class A1 4.00%, 08/27/2057*(2)	31,603	29,849
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 3.83%, 06/25/2036(2)	$ 13,263	$ 10,274
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	2,268	1,973
Sequoia Mtg. Trust VRS
Series 2007-1, Class 2A1 2.86%, 02/20/2047(2)	9,344	7,653
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	30,000	27,533
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	33,928	27,671
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(2)	22,975	22,020
Series 2017-6, Class A1 2.75%, 10/25/2057*(2)	24,935	23,959
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS1, Class ASB 2.93%, 05/15/2048	16,941	16,667
Series 2015-P2, Class A4 3.81%, 12/15/2048	35,000	33,374
Series 2014-LC16, Class A5 3.82%, 08/15/2050	30,000	29,272
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 4.36%, 10/25/2036(2)	2,622	2,462
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	35,000	34,178
Series 2014-C19, Class A5 4.10%, 03/15/2047	36,000	35,421
		1,471,982
U.S. Government Agency — 0.8%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	40,000	37,760
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(2)(3)	99,699	3,814
Series K064, Class X1 0.74%, 03/25/2027(2)(3)	115,925	2,583
Series K114, Class X1 1.21%, 06/25/2030(2)(3)	99,632	6,655
Series K104, Class X1 1.25%, 01/25/2030(2)(3)	98,585	6,170
Federal Home Loan Mtg. Corp. REMIC
Series 4122, Class AB 1.50%, 10/15/2042	5,240	4,612
Series 4216, Class KQ 1.70%, 10/15/2039	4,019	3,877
Series 3964, Class MD 2.00%, 01/15/2041	106	101

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 5170, Class DP 2.00%, 07/25/2050	$ 22,419	$ 19,065
Series 4961, Class JB 2.50%, 12/15/2042	9,754	8,806
Series 3883, Class PB 3.00%, 05/15/2041	3,200	2,984
Series 1577, Class PK 6.50%, 09/15/2023	58	58
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	4,415	4,078
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 4.73%, (1 ML+1.65%), 04/25/2043*	912	910
Series 2019-HQA3, Class M2 4.93%, (1 ML+1.85%), 09/25/2049*	6,884	6,750
Series 2019-DNA3, Class M2 5.13%, (1 ML+2.05%), 07/25/2049*	8,456	8,335
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 5.23%, (1 ML+2.15%), 09/25/2031*	615	613
Series 2019-HRP1, Class M2 5.23%, (1 ML+2.15%), 11/25/2039*	4,536	4,426
Series 2017-C01, Class 1M2 6.63%, (1 ML+3.55%), 07/25/2029	4,850	4,900
Series 2016-C07, Class 2M2 7.43%, (1 ML+4.35%), 05/25/2029	8,379	8,570
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	3,907	3,731
Series 2013-16, Class A 1.75%, 01/25/2040	3,786	3,640
Series 2011-117, Class MA 2.00%, 08/25/2040	832	805
Series 2012-21, Class PQ 2.00%, 09/25/2041	2,039	1,848
Series 2012-18, Class GA 2.00%, 12/25/2041	3,568	3,202
Series 2015-5, Class EP 2.00%, 06/25/2043	7,200	6,591
Series 2016-11, Class GA 2.50%, 03/25/2046	4,685	4,329
Series 2019-54, Class KC 2.50%, 09/25/2049	17,033	15,571
Series 2015-48, Class QB 3.00%, 02/25/2043	4,928	4,696
Series 2016-38, Class NA 3.00%, 01/25/2046	1,884	1,723
Series 2017-34, Class JK 3.00%, 05/25/2047	2,176	2,069
Series 2019-45, Class PT 3.00%, 08/25/2049	6,785	6,196
Series 2012-52, Class PA 3.50%, 05/25/2042	3,275	3,107
Series 2017-26, Class CG 3.50%, 07/25/2044	3,799	3,717
Series 2018-23, Class LA 3.50%, 04/25/2048	6,688	6,185
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2019-7, Class JA 3.50%, 03/25/2049	$ 7,423	$ 7,040
Series 2019-14, Class CA 3.50%, 04/25/2049	6,914	6,611
Series 2017-35, Class AH 3.50%, 04/25/2053	3,959	3,866
Series 2017-84, Class KA 3.50%, 04/25/2053	3,700	3,604
Series 2018-70, Class HA 3.50%, 10/25/2056	5,652	5,454
Series 2019-12, Class HA 3.50%, 11/25/2057	6,103	5,808
Series 2017-49, Class JA 4.00%, 07/25/2053	3,372	3,316
Federal National Mtg. Assoc. REMIC VRS
Series 2020-M2, Class X 0.41%, 01/25/2030(2)(3)	314,038	4,933
Series 2019-M21, Class X3 1.32%, 06/25/2034(2)(3)	136,570	12,089
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	3,243	3,177
Series 2015-151, Class BA 1.70%, 10/20/2045	1,225	1,210
Series 2013-37, Class LG 2.00%, 01/20/2042	3,879	3,733
Series 2005-74, Class HB 7.50%, 09/16/2035	29	30
Series 2005-74, Class HC 7.50%, 09/16/2035	628	654
		264,002
Total Collateralized Mortgage Obligations (cost $1,909,214)		1,735,984
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.8%
U.S. Government — 4.9%
United States Treasury Bonds
1.13%, 08/15/2040	80,000	49,556
1.25%, 05/15/2050	209,000	116,975
1.38%, 08/15/2050	35,000	20,266
2.25%, 08/15/2046	50,000	36,004
2.50%, 02/15/2045	75,000	57,179
2.88%, 08/15/2045(4)(5)	715,000	583,395
3.00%, 08/15/2052	55,000	47,463
3.13%, 08/15/2044	50,000	42,725
United States Treasury Bonds TIPS
0.13%, 02/15/2052(6)	42,572	26,906
United States Treasury Notes
1.38%, 11/15/2031	150,000	121,875
1.75%, 03/15/2025	160,000	150,662
2.75%, 08/15/2032	160,000	146,300
United States Treasury Notes TIPS
0.25%, 07/15/2029(6)	138,993	125,327
0.75%, 07/15/2028(6)	69,638	65,439
		1,590,072
U.S. Government Agency — 8.9%
Federal Home Loan Bank
2.00%, 01/01/2052	149,416	121,092
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2028 to 12/01/2051	398,393	335,862

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.50%, 03/01/2042 to 08/01/2048		$ 26,447	$ 24,226
4.00%, 09/01/2040		830	790
4.50%, 01/01/2039		233	228
5.50%, 07/01/2034		1,461	1,472
6.50%, 05/01/2029		193	199
7.50%, 04/01/2028		159	165
Federal Home Loan Mtg. Corp. FRS
2.74%, (6 ML+1.49%), 02/01/2037		236	237
Federal National Mtg. Assoc.
2.00%, 02/01/2052 to 04/01/2052		323,804	262,755
2.50%, 02/01/2043		28,457	24,194
2.97%, 06/01/2030		40,000	35,886
3.00%, 01/01/2028		2,481	2,395
3.50%, 08/01/2026 to 10/01/2028		7,128	6,776
4.00%, 11/01/2025		180	174
4.50%, 11/01/2022 to 05/01/2041		8,216	7,984
5.00%, 05/01/2035 to 07/01/2040		10,171	10,235
5.50%, 12/01/2029 to 06/01/2038		34,200	34,991
6.00%, 12/01/2033 to 06/01/2040		2,156	2,265
6.50%, 10/01/2037		48	49
7.00%, 06/01/2037		1,658	1,757
Federal National Mtg. Assoc. FRS
2.13%, (12 ML+1.82%), 10/01/2040		310	317
2.81%, (12 ML+1.57%), 05/01/2037		331	335
Government National Mtg. Assoc.
2.50%, October 30 TBA		130,000	111,686
3.00%, October 30 TBA		270,000	238,581
3.50%, October 30 TBA		140,000	127,329
4.00%, 09/15/2041		95,376	90,200
4.50%, 06/15/2041		14,535	14,320
4.50%, October 30 TBA		80,000	76,572
6.00%, 11/15/2031		13,327	13,643
7.00%, 05/15/2033		2,142	2,236
Uniform Mtg. Backed Securities
1.50%, October 30 TBA		160,000	137,181
2.00%, October 30 TBA		85,000	68,804
2.50%, October 30 TBA		495,000	415,210
3.00%, October 30 TBA		480,000	417,694
3.50%, October 30 TBA		65,000	58,495
4.00%, October 30 TBA		175,000	162,374
4.50%, October 30 TBA		90,000	85,732
			2,894,441
Total U.S. Government & Agency Obligations (cost $5,169,355)			4,484,513
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	204,000	35,119
Government of Hungary
1.63%, 04/28/2032	EUR	40,000	26,166
Government of Romania
2.63%, 12/02/2040*	EUR	25,000	12,498
2.75%, 04/14/2041	EUR	10,000	5,012
3.38%, 02/08/2038	EUR	10,000	6,038
4.63%, 04/03/2049	EUR	10,000	6,439
Russian Federation
5.90%, 03/12/2031(7)(8)	RUB	3,985,000	20,852
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
United Mexican States
4.75%, 03/08/2044		$ 8,000	$ 6,130
7.75%, 05/29/2031	MXN	1,223,000	53,893
Total Foreign Government Obligations (cost $285,505)			172,147
MUNICIPAL SECURITIES — 0.5%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		5,000	4,334
6.32%, 11/01/2029		20,000	18,911
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		5,000	4,196
County of Riverside, CA Revenue Bonds
3.12%, 02/15/2029		25,000	22,057
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		25,000	22,634
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		10,000	9,412
5.18%, 11/15/2049		15,000	13,340
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		4,000	4,333
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		25,000	23,817
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		35,000	37,051
State of California General Obligation Bonds
7.30%, 10/01/2039		5,000	5,984
State of Illinois General Obligation Bonds
4.95%, 06/01/2023		5,455	5,453
Total Municipal Securities (cost $191,303)			171,522
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)		7,000	26
PURCHASED OPTIONS† — 0.3%
Purchased Options - Calls — 0.3%
Over the Counter call option on the USD vs CNH (Expiration Date: 11/10/2022; Strike Price: CNH 7.27; Counterparty: Goldman Sachs International)		6,239,027	32,842

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNH (Expiration Date: 07/21/2023; Strike Price: CNH 7.53 Counterparty: JPMorgan Chase Bank)	4,164,517	$ 38,684
Over the Counter call option on the USD vs. CNH (Expiration Date: 08/23/2023; Strike Price: CNH 7.57 Counterparty: Standard Chartered Bank)	4,779,151	44,007
Total Purchased Options (cost $71,962)		115,533
Total Long-Term Investment Securities (cost $43,392,477)		34,149,440
REPURCHASE AGREEMENTS — 1.1%
Bank of America Securities LLC Joint Repurchase Agreement(9)	$ 65,000	65,000
Barclays Capital, Inc. Joint Repurchase Agreement(9)	65,000	65,000
BNP Paribas SA Joint Repurchase Agreement(9)	65,000	65,000
Deutsche Bank AG Joint Repurchase Agreement(9)	80,000	80,000
RBS Securities, Inc. Joint Repurchase Agreement(9)	70,000	70,000
Total Repurchase Agreements (cost $345,000)		345,000
TOTAL INVESTMENTS (cost $43,737,477)(10)	105.9%	34,494,440
Other assets less liabilities	(5.9)	(1,912,085)
NET ASSETS	100.0%	$32,582,355
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Growth Portfolio has no right to demand registration of these securities. At September 30, 2022, the aggregate value of these securities was $2,652,209 representing 8.1% of net assets.
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2022.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	Securities classified as Level 3 (see Note 2).
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Russian Federation 5.90%, 03/12/2031	05/27/2021	RUB 3,985,000	$50,363	$20,852	$0.52	0.06%
(9)	See Note 2 for details of Joint Repurchase Agreements.
(10)	See Note 4 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNH—Yuan Renminbi Offshore
EUR—Euro Currency
MXN—Mexican Peso
RUB—New Russian Ruble
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	105,000	USD	Fixed 1.560%	USD-12-Month SOFR	Annual	Annual	Dec 2051	$(636)	$30,475	$29,839

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	Federative Republic of Brazil	2.86	49,000	USD	49,000	Fixed 1.000%	Quarterly	Jun 2027	$2,555	$1,165	$3,720
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Short	Euro-BUND	December 2022	$142,333	$135,727	$ 6,606
3	Short	U.S. Treasury Long Bonds	December 2022	407,984	379,218	28,766
1	Short	U.S. Treasury Ultra 10 Year Notes	December 2022	126,016	118,485	7,531
						$42,903
						Unrealized (Depreciation)
2	Long	Australian 10 Year Bonds	December 2022	$152,187	$149,827	$ (2,360)
2	Long	Canada 10 Year Bonds	December 2022	180,316	178,940	(1,376)
2	Long	U.S. Treasury 2 Year Notes	December 2022	411,945	410,781	(1,164)
1	Short	Euro-Schatz	December 2022	104,863	105,027	(164)
						$ (5,064)
Net Unrealized Appreciation (Depreciation)						$37,839
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	176,000	USD	32,966	12/21/2022	$ 907	$ —
Citibank, N.A.	MXN	1,135,000	USD	55,417	12/21/2022	—	(153)
	USD	6,894	EUR	7,000	12/21/2022	8	—
						8	(153)
Deutsche Bank AG	EUR	68,000	USD	68,456	12/21/2022	1,406	—
Unrealized Appreciation (Depreciation)						$ 2,321	$ (153)

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

BRL—Brazilian Real
EUR—Euro Currency
MXN—Mexican Peso
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$ 754,294	$ 568,530	$ —	$ 1,322,824
Other Industries	22,349,815	—	—	22,349,815
Corporate Bonds & Notes	—	3,198,647	—	3,198,647
Asset Backed Securities	—	598,429	—	598,429
Collateralized Mortgage Obligations	—	1,735,984	—	1,735,984
U.S. Government & Agency Obligations	—	4,484,513	—	4,484,513
Foreign Government Obligations:
Sovereign	—	151,295	20,852	172,147
Municipal Securities	—	171,522	—	171,522
Escrows and Litigation Trusts	—	26	—	26
Purchased Options	—	115,533	—	115,533
Repurchase Agreements	—	345,000	—	345,000
Total Investments at Value	$23,104,109	$11,369,479	$20,852	$34,494,440
Other Financial Instruments:†
Swaps	$ —	$ 31,640	$ —	$ 31,640
Futures Contracts	42,903	—	—	42,903
Forward Foreign Currency Contracts	—	2,321	—	2,321
Total Other Financial Instruments	$ 42,903	$ 33,961	$ —	$ 76,864
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 5,064	$ —	$ —	$ 5,064
Forward Foreign Currency Contracts	—	153	—	153
Total Other Financial Instruments	$ 5,064	$ 153	$ —	$ 5,217
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO PROFILE — September 30, 2022 — (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	22.7%
Software	15.8
Internet	13.2
Collateralized Mortgage Obligations	8.6
Banks	4.7
Biotechnology	4.6
Commercial Services	3.6
Other Asset Backed Securities	3.5
Semiconductors	3.0
Advertising	2.9
Retail	1.9
Repurchase Agreements	1.8
Foreign Government Obligations	1.7
Healthcare-Products	1.6
REITS	1.6
Electric	1.5
Diversified Financial Services	1.4
Pharmaceuticals	1.3
Oil & Gas	1.2
Media	1.0
Telecommunications	0.9
Municipal Securities	0.8
Miscellaneous Manufacturing	0.7
Insurance	0.6
Pipelines	0.6
Engineering & Construction	0.6
Entertainment	0.6
Computers	0.5
Healthcare-Services	0.5
Electronics	0.4
Auto Loan Receivables	0.4
Apparel	0.4
Agriculture	0.4
Chemicals	0.4
Building Materials	0.3
Savings & Loans	0.3
Purchased Options	0.3
Transportation	0.3
Gas	0.3
Home Builders	0.2
Packaging & Containers	0.2
Home Equity	0.2
Environmental Control	0.2
Oil & Gas Services	0.2
Distribution/Wholesale	0.2
Office/Business Equipment	0.2
Beverages	0.2
Credit Card Receivables	0.2
Aerospace/Defense	0.2
Food	0.2
Machinery-Diversified	0.2
Water	0.1
Iron/Steel	0.1
Auto Manufacturers	0.1
Trucking & Leasing	0.1
Investment Companies	0.1
Coal	0.1
Energy-Alternate Sources	0.1
Electrical Components & Equipment	0.1
Machinery-Construction & Mining	0.1
Home Furnishings	0.1
Lodging	0.1
Real Estate	0.1
Leisure Time	0.1
Metal Fabricate/Hardware	0.1

Textiles	0.1%
Mining	0.1
110.9%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 56.8%
Advertising — 2.8%
Trade Desk, Inc., Class A†	27,069	$ 1,617,373
Agriculture — 0.2%
Andersons, Inc.	685	21,255
Darling Ingredients, Inc.†	1,325	87,649
		108,904
Airlines — 0.0%
SkyWest, Inc.†	913	14,845
Apparel — 0.2%
Crocs, Inc.†	823	56,507
Deckers Outdoor Corp.†	120	37,513
Steven Madden, Ltd.	685	18,269
		112,289
Auto Manufacturers — 0.1%
Wabash National Corp.	2,844	44,253
Auto Parts & Equipment — 0.0%
Douglas Dynamics, Inc.	477	13,366
Goodyear Tire & Rubber Co.†	161	1,624
Lear Corp.	99	11,849
		26,839
Banks — 1.8%
1st Source Corp.	184	8,519
Atlantic Union Bankshares Corp.	149	4,527
Bancorp, Inc.†	274	6,023
Banner Corp.	583	34,444
Business First Bancshares, Inc.	363	7,815
Byline Bancorp, Inc.	766	15,511
Cadence Bank	835	21,217
Capital City Bank Group, Inc.	246	7,653
Capstar Financial Holdings, Inc.	889	16,473
Cathay General Bancorp	308	11,846
Central Pacific Financial Corp.	916	18,952
Coastal Financial Corp.†	189	7,511
Columbia Banking System, Inc.	959	27,706
Community Bank System, Inc.	146	8,772
ConnectOne Bancorp, Inc.	521	12,014
Customers Bancorp, Inc.†	563	16,597
CVB Financial Corp.	1,627	41,196
Eastern Bankshares, Inc.	4,183	82,154
Enterprise Financial Services Corp.	273	12,023
Equity Bancshares, Inc., Class A	214	6,341
Financial Institutions, Inc.	75	1,805
First BanCorp/Puerto Rico	891	12,189
First Bancshares, Inc.	75	2,240
First Citizens BancShares, Inc., Class A	17	13,556
First Commonwealth Financial Corp.	1,234	15,845
First Financial Bankshares, Inc.	235	9,830
First Financial Corp.	190	8,586
First Internet Bancorp	175	5,926
First Interstate BancSystem, Inc., Class A	280	11,298
First Merchants Corp.	777	30,054
Glacier Bancorp, Inc.	333	16,360
Hancock Whitney Corp.	593	27,165
HarborOne Bancorp, Inc.	325	4,362
Heritage Commerce Corp.	882	10,002
Home BancShares, Inc.	1,384	31,154
Hope Bancorp, Inc.	55	695
Independent Bank Corp.	350	6,685
Security Description	Shares or Principal Amount	Value

Banks (continued)
Independent Bank Corp. of Rockland Massachusetts	390	$ 29,067
Independent Bank Group, Inc.	150	9,208
Luther Burbank Corp.	165	1,917
Merchants Bancorp	265	6,114
MVB Financial Corp.	25	696
National Bank Holdings Corp., Class A	119	4,402
Nicolet Bankshares, Inc.†	25	1,761
OFG Bancorp	992	24,929
Old National Bancorp	2,317	38,161
Old Second Bancorp, Inc.	1,366	17,826
Origin Bancorp, Inc.	75	2,885
Peapack-Gladstone Financial Corp.	409	13,763
Peoples Bancorp, Inc.	117	3,385
Pinnacle Financial Partners, Inc.	300	24,330
Popular, Inc.	807	58,152
Premier Financial Corp.	125	3,213
QCR Holdings, Inc.	125	6,367
Republic Bancorp, Inc., Class A	45	1,724
Sandy Spring Bancorp, Inc.	185	6,523
Silvergate Capital Corp., Class A†	75	5,651
Simmons First National Corp., Class A	245	5,339
SmartFinancial, Inc.	180	4,448
South Plains Financial, Inc.	41	1,130
Southside Bancshares, Inc.	125	4,420
SouthState Corp.	519	41,063
TriCo Bancshares	364	16,253
Trustmark Corp.	107	3,277
UMB Financial Corp.	290	24,444
United Community Banks, Inc.	338	11,188
Valley National Bancorp	151	1,631
Veritex Holdings, Inc.	758	20,155
Webster Financial Corp.	119	5,379
Westamerica BanCorp	113	5,909
Western Alliance Bancorp	275	18,078
Wintrust Financial Corp.	379	30,907
		1,028,741
Biotechnology — 4.4%
2seventy bio, Inc.†	1,679	24,429
ACADIA Pharmaceuticals, Inc.†	572	9,358
Amicus Therapeutics, Inc.†	5,409	56,470
Arrowhead Pharmaceuticals, Inc.†	540	17,847
Atara Biotherapeutics, Inc.†	3,112	11,763
Beam Therapeutics, Inc.†	322	15,340
Biohaven Pharmaceutical Holding Co., Ltd.†	150	22,676
Bluebird Bio, Inc.†	181	1,146
Bridgebio Pharma, Inc.†	300	2,982
CTI BioPharma Corp.†	3,353	19,515
Decibel Therapeutics, Inc.†	14	48
Eiger BioPharmaceuticals, Inc.†	965	7,266
Emergent BioSolutions, Inc.†	70	1,469
Esperion Therapeutics, Inc.†	125	838
Fate Therapeutics, Inc.†	1,629	36,506
Global Blood Therapeutics, Inc.†	314	21,383
Illumina, Inc.†	1,885	359,639
Insmed, Inc.†	143	3,080
Intellia Therapeutics, Inc.†	547	30,610
Intercept Pharmaceuticals, Inc.†	1,697	23,673
iTeos Therapeutics, Inc.†	2,381	45,358
Kymera Therapeutics, Inc.†	619	13,476
Ligand Pharmaceuticals, Inc.†	225	19,375

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Relay Therapeutics, Inc.†	1,979	$ 44,270
Replimune Group, Inc.†	1,380	23,833
REVOLUTION Medicines, Inc.†	1,185	23,368
Royalty Pharma PLC, Class A	38,417	1,543,595
Sana Biotechnology, Inc.†	20	120
Sutro Biopharma, Inc.†	125	694
Syndax Pharmaceuticals, Inc.†	1,616	38,833
TG Therapeutics, Inc.†	1,749	10,354
Travere Therapeutics, Inc.†	1,529	37,675
Tyra Biosciences, Inc.†	2,308	20,287
Xencor, Inc.†	1,646	42,763
		2,530,039
Building Materials — 0.1%
Boise Cascade Co.	270	16,054
Louisiana-Pacific Corp.	186	9,522
Summit Materials, Inc., Class A†	573	13,729
UFP Industries, Inc.	558	40,265
		79,570
Chemicals — 0.3%
AdvanSix, Inc.	554	17,783
Avient Corp.	619	18,756
Cabot Corp.	551	35,203
Ecovyst, Inc.†	361	3,047
H.B. Fuller Co.	424	25,483
Ingevity Corp.†	470	28,496
Minerals Technologies, Inc.	140	6,917
Orion Engineered Carbons SA	1,235	16,487
Tronox Holdings PLC, Class A	799	9,788
		161,960
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	82	11,221
Arch Resources, Inc.	212	25,143
CONSOL Energy, Inc.	153	9,841
Peabody Energy Corp.†	443	10,995
		57,200
Commercial Services — 3.2%
ABM Industries, Inc.	670	25,614
Adtalem Global Education, Inc.†	968	35,284
Adyen NV*†	594	738,965
AMN Healthcare Services, Inc.†	175	18,543
Barrett Business Services, Inc.	714	55,692
Block, Inc.†	9,084	499,529
Brink's Co.	149	7,218
Chegg, Inc.†	3,577	75,367
Coursera, Inc.†	167	1,800
Ennis, Inc.	187	3,764
EVERTEC, Inc.	144	4,514
GEO Group, Inc.†	1,787	13,760
HealthEquity, Inc.†	225	15,113
Heidrick & Struggles International, Inc.	75	1,949
Huron Consulting Group, Inc.†	645	42,731
Information Services Group, Inc.	4,787	22,786
John Wiley & Sons, Inc., Class A	232	8,714
Kelly Services, Inc., Class A	2,210	30,034
Kforce, Inc.	483	28,328
Korn Ferry	161	7,559
LiveRamp Holdings, Inc.†	1,133	20,575
Marathon Digital Holdings, Inc.†	350	3,749
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Medifast, Inc.	290	$ 31,425
Perdoceo Education Corp.†	1,893	19,498
PROG Holdings, Inc.†	200	2,996
Progyny, Inc.†	1,089	40,358
Riot Blockchain, Inc.†	2,279	15,976
TriNet Group, Inc.†	116	8,262
TrueBlue, Inc.†	1,213	23,144
		1,803,247
Computers — 0.3%
CACI International, Inc., Class A†	169	44,119
Insight Enterprises, Inc.†	75	6,181
Qualys, Inc.†	294	40,980
Rapid7, Inc.†	493	21,150
Varonis Systems, Inc.†	2,365	62,720
		175,150
Distribution/Wholesale — 0.2%
G-III Apparel Group, Ltd.†	450	6,727
MRC Global, Inc.†	2,653	19,075
ScanSource, Inc.†	1,582	41,781
Titan Machinery, Inc.†	450	12,717
Veritiv Corp.†	200	19,554
WESCO International, Inc.†	24	2,865
		102,719
Diversified Financial Services — 0.9%
AssetMark Financial Holdings, Inc.†	319	5,834
Blucora, Inc.†	1,494	28,894
Coinbase Global, Inc., Class A†	3,278	211,398
Cowen, Inc., Class A	655	25,309
Encore Capital Group, Inc.†	510	23,195
First Western Financial, Inc.†	38	937
Focus Financial Partners, Inc., Class A†	521	16,417
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	75	2,245
International Money Express, Inc.†	2,175	49,568
Mr. Cooper Group, Inc.†	174	7,047
PJT Partners, Inc., Class A	478	31,940
Radian Group, Inc.	3,353	64,679
Stifel Financial Corp.	334	17,338
Victory Capital Holdings, Inc. Class A	492	11,469
Virtus Investment Partners, Inc.	31	4,945
		501,215
Electric — 0.2%
ALLETE, Inc.	104	5,205
Avista Corp.	175	6,484
Clearway Energy, Inc., Class A	325	9,457
Clearway Energy, Inc., Class C	415	13,218
IDACORP, Inc.	263	26,040
PNM Resources, Inc.	259	11,844
Portland General Electric Co.	1,033	44,894
Unitil Corp.	260	12,077
Via Renewables, Inc.	1,534	10,600
		139,819
Electrical Components & Equipment — 0.1%
Encore Wire Corp.	369	42,634
Powell Industries, Inc.	492	10,372
		53,006

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics — 0.4%
Atkore, Inc.†	1,081	$ 84,113
Benchmark Electronics, Inc.	2,619	64,899
OSI Systems, Inc.†	1,036	74,654
		223,666
Energy-Alternate Sources — 0.1%
Green Plains, Inc.†	470	13,663
REX American Resources Corp.†	270	7,538
SunPower Corp.†	456	10,506
Sunrun, Inc.†	842	23,231
		54,938
Engineering & Construction — 0.6%
Comfort Systems USA, Inc.	892	86,818
EMCOR Group, Inc.	641	74,023
MasTec, Inc.†	663	42,101
MYR Group, Inc.†	717	60,751
Primoris Services Corp.	1,599	25,984
TopBuild Corp.†	275	45,314
		334,991
Entertainment — 0.3%
Cinemark Holdings, Inc.†	399	4,832
Lions Gate Entertainment Corp., Class A†	2,754	20,462
Marriott Vacations Worldwide Corp.	320	38,995
Red Rock Resorts, Inc., Class A	1,759	60,263
SeaWorld Entertainment, Inc.†	703	31,994
		156,546
Environmental Control — 0.1%
Heritage-Crystal Clean, Inc.†	218	6,446
Tetra Tech, Inc.	410	52,698
		59,144
Food — 0.1%
SpartanNash Co.	70	2,032
Sprouts Farmers Market, Inc.†	983	27,278
		29,310
Food Service — 0.0%
Healthcare Services Group, Inc.	299	3,615
Gas — 0.2%
Chesapeake Utilities Corp.	32	3,692
New Jersey Resources Corp.	1,258	48,685
Northwest Natural Holding Co.	396	17,178
ONE Gas, Inc.	309	21,751
Southwest Gas Holdings, Inc.	25	1,744
Spire, Inc.	25	1,558
		94,608
Healthcare-Products — 1.3%
Adaptive Biotechnologies Corp.†	213	1,516
Alphatec Holdings, Inc.†	3,402	29,733
AngioDynamics, Inc.†	2,099	42,945
Axonics, Inc.†	1,572	110,732
Bioventus, Inc., Class A†	1,017	7,119
Cardiovascular Systems, Inc.†	2,638	36,563
CareDx, Inc.†	762	12,969
Inspire Medical Systems, Inc.†	330	58,532
Intuitive Surgical, Inc.†	1,166	218,555
LivaNova PLC†	853	43,307
Nevro Corp.†	161	7,503
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
NuVasive, Inc.†	438	$ 19,189
SeaSpine Holdings Corp.†	1,224	6,952
Shockwave Medical, Inc.†	210	58,395
STAAR Surgical Co.†	429	30,266
Varex Imaging Corp.†	341	7,209
ViewRay, Inc.†	4,340	15,798
Zynex, Inc.	1,731	15,700
		722,983
Healthcare-Services — 0.2%
Fulgent Genetics, Inc.†	572	21,805
Joint Corp.†	304	4,776
Medpace Holdings, Inc.†	243	38,192
ModivCare, Inc.†	24	2,392
OPKO Health, Inc.†	4,792	9,057
Tenet Healthcare Corp.†	300	15,474
		91,696
Home Builders — 0.1%
LGI Homes, Inc.†	85	6,917
Meritage Homes Corp.†	419	29,443
Taylor Morrison Home Corp.†	1,453	33,884
Tri Pointe Homes, Inc.†	599	9,051
Winnebago Industries, Inc.	25	1,330
		80,625
Home Furnishings — 0.1%
MillerKnoll, Inc.	1,878	29,297
Sleep Number Corp.†	272	9,196
Sonos, Inc.†	906	12,593
		51,086
Household Products/Wares — 0.0%
Central Garden & Pet Co., Class A†	233	7,959
Helen of Troy, Ltd.†	70	6,751
		14,710
Insurance — 0.3%
American Equity Investment Life Holding Co.	67	2,498
Employers Holdings, Inc.	397	13,693
Essent Group, Ltd.	1,268	44,215
Kinsale Capital Group, Inc.	117	29,884
MGIC Investment Corp.	1,140	14,615
NMI Holdings, Inc., Class A†	922	18,781
RLI Corp.	419	42,897
		166,583
Internet — 13.0%
Airbnb, Inc., Class A†	3,549	372,787
Amazon.com, Inc.†	10,862	1,227,406
Chewy, Inc., Class A†	22,456	689,848
DoorDash, Inc., Class A†	11,154	551,565
EverQuote, Inc., Class A†	200	1,364
Farfetch, Ltd., Class A†	23,054	171,752
IAC, Inc.†	2,019	111,812
Match Group, Inc.†	2,311	110,350
MercadoLibre, Inc.†	676	559,579
Okta, Inc.†	2,920	166,061
Perficient, Inc.†	960	62,419
Pinterest, Inc., Class A†	16,817	391,836
Q2 Holdings, Inc.†	433	13,943
QuinStreet, Inc.†	1,942	20,391

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Shopify, Inc., Class A†	33,643	$ 906,343
Spotify Technology SA†	3,862	333,291
Uber Technologies, Inc.†	63,377	1,679,491
Upwork, Inc.†	615	8,376
Yelp, Inc.†	1,353	45,880
		7,424,494
Iron/Steel — 0.1%
ATI, Inc.†	294	7,823
Commercial Metals Co.	1,235	43,818
Schnitzer Steel Industries, Inc., Class A	258	7,343
		58,984
Leisure Time — 0.1%
Acushnet Holdings Corp.	897	39,011
Lodging — 0.1%
Boyd Gaming Corp.	686	32,688
Machinery-Construction & Mining — 0.1%
Argan, Inc.	1,103	35,484
Bloom Energy Corp., Class A†	571	11,414
Terex Corp.	150	4,461
		51,359
Machinery-Diversified — 0.1%
Altra Industrial Motion Corp.	664	22,324
Kadant, Inc.	125	20,851
		43,175
Media — 0.2%
AMC Networks, Inc., Class A†	801	16,260
Gray Television, Inc.	627	8,979
Liberty Latin America, Ltd., Class C†	9,644	59,311
Sinclair Broadcast Group, Inc., Class A	1,372	24,819
Thryv Holdings, Inc.†	429	9,794
		119,163
Metal Fabricate/Hardware — 0.1%
AZZ, Inc.	161	5,878
Mueller Industries, Inc.	499	29,660
Olympic Steel, Inc.	75	1,711
		37,249
Mining — 0.1%
Arconic Corp.†	864	14,723
Coeur Mining, Inc.†	1,175	4,018
Constellium SE†	1,387	14,064
		32,805
Miscellaneous Manufacturing — 0.7%
Axon Enterprise, Inc.†	2,941	340,421
EnPro Industries, Inc.	84	7,138
Fabrinet†	337	32,166
Hillenbrand, Inc.	815	29,927
Materion Corp.	86	6,880
		416,532
Office Furnishings — 0.0%
Steelcase, Inc., Class A	2,172	14,161
Oil & Gas — 0.6%
Antero Resources Corp.†	106	3,236
Chord Energy Corp.	193	26,397
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
CNX Resources Corp.†	935	$ 14,521
Delek US Holdings, Inc.	1,352	36,693
Magnolia Oil & Gas Corp., Class A	2,462	48,772
Matador Resources Co.	414	20,253
Murphy Oil Corp.	1,425	50,117
Ovintiv, Inc.	1,436	66,056
Patterson-UTI Energy, Inc.	1,695	19,798
PBF Energy, Inc., Class A†	295	10,372
PDC Energy, Inc.	779	45,018
SM Energy Co.	391	14,706
		355,939
Oil & Gas Services — 0.2%
Archrock, Inc.	425	2,729
ChampionX Corp.	1,551	30,353
Helix Energy Solutions Group, Inc.†	675	2,606
NexTier Oilfield Solutions, Inc.†	2,311	17,101
NOW, Inc.†	5,710	57,385
Oceaneering International, Inc.†	1,061	8,446
Oil States International, Inc.†	880	3,423
ProPetro Holding Corp.†	727	5,852
Select Energy Services, Inc., Class A†	481	3,353
		131,248
Packaging & Containers — 0.0%
Greif, Inc., Class A	161	9,591
O-I Glass, Inc.†	787	10,191
		19,782
Pharmaceuticals — 1.2%
Aclaris Therapeutics, Inc.†	1,827	28,757
AdaptHealth Corp.†	1,888	35,457
Alkermes PLC†	693	15,475
Amneal Pharmaceuticals, Inc.†	2,994	6,048
Amphastar Pharmaceuticals, Inc.†	583	16,382
Arvinas, Inc.†	723	32,166
BellRing Brands, Inc.†	3,201	65,973
Catalyst Pharmaceuticals, Inc.†	7,155	91,799
Coherus Biosciences, Inc.†	4,508	43,322
Corcept Therapeutics, Inc.†	807	20,691
Enanta Pharmaceuticals, Inc.†	603	31,278
Fulcrum Therapeutics, Inc.†	1,891	15,298
Herbalife Nutrition, Ltd.†	2,186	43,479
Heron Therapeutics, Inc.†	1,825	7,701
Kura Oncology, Inc.†	2,241	30,612
Madrigal Pharmaceuticals, Inc.†	261	16,962
Option Care Health, Inc.†	3,478	109,453
Protagonist Therapeutics, Inc.†	893	7,528
Reata Pharmaceuticals, Inc., Class A†	1,162	29,201
USANA Health Sciences, Inc.†	513	28,754
Y-mAbs Therapeutics, Inc.†	44	634
		676,970
Real Estate — 0.1%
Anywhere Real Estate, Inc.†	1,465	11,881
Cushman & Wakefield PLC†	898	10,282
Kennedy-Wilson Holdings, Inc.	1,521	23,515
		45,678
REITS — 1.1%
Agree Realty Corp.	682	46,090
Alexander & Baldwin, Inc.	763	12,651
American Assets Trust, Inc.	175	4,501

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Apple Hospitality REIT, Inc.	1,641	$ 23,072
Arbor Realty Trust, Inc.	657	7,555
Ares Commercial Real Estate Corp.	2,116	22,112
Blackstone Mtg. Trust, Inc., Class A	1,591	37,134
Broadstone Net Lease, Inc.	390	6,057
Centerspace	119	8,011
Community Healthcare Trust, Inc.	198	6,484
Corporate Office Properties Trust	519	12,056
DiamondRock Hospitality Co.	275	2,065
Dynex Capital, Inc.	1,898	22,112
Ellington Financial, Inc.	275	3,127
Equity Commonwealth	1,051	25,602
Essential Properties Realty Trust, Inc.	358	6,963
First Industrial Realty Trust, Inc.	389	17,431
Four Corners Property Trust, Inc.	175	4,233
Getty Realty Corp.	380	10,218
Gladstone Commercial Corp.	380	5,890
Global Medical REIT, Inc.	284	2,420
Healthcare Realty Trust, Inc.	1,536	32,026
Highwoods Properties, Inc.	125	3,370
Independence Realty Trust, Inc.	673	11,259
Kite Realty Group Trust	1,181	20,337
KKR Real Estate Finance Trust, Inc.	2,111	34,304
Ladder Capital Corp.	1,485	13,306
National Storage Affiliates Trust	762	31,684
Paramount Group, Inc.	743	4,629
Pebblebrook Hotel Trust	292	4,237
Phillips Edison & Co., Inc.	412	11,557
Physicians Realty Trust	629	9,460
Piedmont Office Realty Trust, Inc., Class A	750	7,920
Plymouth Industrial REIT, Inc.	173	2,908
PotlatchDeltic Corp.	350	14,364
Ready Capital Corp.	617	6,256
Redwood Trust, Inc.	475	2,726
Retail Opportunity Investments Corp.	1,147	15,783
RLJ Lodging Trust	735	7,438
Ryman Hospitality Properties, Inc.	200	14,718
Sabra Health Care REIT, Inc.	347	4,553
SITE Centers Corp.	2,112	22,620
STAG Industrial, Inc.	310	8,813
Terreno Realty Corp.	325	17,222
TPG RE Finance Trust, Inc.	348	2,436
UMH Properties, Inc.	175	2,826
Xenia Hotels & Resorts, Inc.	1,477	20,368
		612,904
Retail — 1.4%
Abercrombie & Fitch Co., Class A†	1,336	20,775
Academy Sports & Outdoors, Inc.	1,100	46,398
Asbury Automotive Group, Inc.†	33	4,986
Bed Bath & Beyond, Inc.†	443	2,698
BJ's Wholesale Club Holdings, Inc.†	298	21,697
Bloomin' Brands, Inc.	1,832	33,581
BlueLinx Holdings, Inc.†	259	16,084
Dillard's, Inc., Class A	71	19,366
Floor & Decor Holdings, Inc., Class A†	5,026	353,127
Group 1 Automotive, Inc.	200	28,574
Guess?, Inc.	728	10,680
Hibbett, Inc.	225	11,207
Lithia Motors, Inc.	25	5,364
Murphy USA, Inc.	371	101,992
Security Description	Shares or Principal Amount	Value

Retail (continued)
Nu Skin Enterprises, Inc., Class A	512	$ 17,085
ODP Corp.†	803	28,225
Rush Enterprises, Inc., Class A	175	7,675
Signet Jewelers, Ltd.	220	12,582
Sonic Automotive, Inc., Class A	447	19,355
Winmark Corp.	39	8,437
Zumiez, Inc.†	635	13,672
		783,560
Savings & Loans — 0.3%
Axos Financial, Inc.†	388	13,281
Brookline Bancorp, Inc.	3,319	38,666
HomeTrust Bancshares, Inc.	247	5,459
Northfield Bancorp, Inc.	1,287	18,417
OceanFirst Financial Corp.	2,760	51,447
Washington Federal, Inc.	1,003	30,070
		157,340
Semiconductors — 2.5%
Amkor Technology, Inc.	777	13,248
ASML Holding NV	2,878	1,195,377
Axcelis Technologies, Inc.†	479	29,008
Cirrus Logic, Inc.†	163	11,214
Cohu, Inc.†	972	25,058
MACOM Technology Solutions Holdings, Inc.†	150	7,769
MaxLinear, Inc.†	360	11,743
Rambus, Inc.†	701	17,820
Semtech Corp.†	157	4,617
Silicon Laboratories, Inc.†	859	106,035
SiTime Corp.†	131	10,314
Veeco Instruments, Inc.†	919	16,836
		1,449,039
Software — 15.2%
Adeia, Inc.	1,603	22,666
Alkami Technology, Inc.†	119	1,791
Allscripts Healthcare Solutions, Inc.†	1,111	16,921
Asana, Inc., Class A†	2,000	44,460
Bandwidth, Inc., Class A†	724	8,616
Blackline, Inc.†	570	34,143
Box, Inc., Class A†	2,478	60,438
Cardlytics, Inc.†	543	5,104
Cloudflare, Inc., Class A†	25,496	1,410,184
CommVault Systems, Inc.†	572	30,339
Coupa Software, Inc.†	3,671	215,855
CSG Systems International, Inc.	549	29,031
Datadog, Inc., Class A†	12,776	1,134,253
DigitalOcean Holdings, Inc.†	602	21,774
Donnelley Financial Solutions, Inc.†	407	15,047
eGain Corp.†	5,656	41,572
Evolent Health, Inc., Class A†	382	13,725
Health Catalyst, Inc.†	1,099	10,660
Momentive Global, Inc.†	2,395	13,915
NextGen Healthcare, Inc.†	2,042	36,143
PagerDuty, Inc.†	1,071	24,708
Paycor HCM, Inc.†	583	17,233
ROBLOX Corp., Class A†	31,102	1,114,696
Snowflake, Inc., Class A†	11,210	1,905,252
Sprout Social, Inc., Class A†	360	21,845
SPS Commerce, Inc.†	25	3,106
Twilio, Inc., Class A†	2,029	140,285
Veeva Systems, Inc., Class A†	3,578	589,941

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Workiva, Inc.†	628	$ 48,858
Zoom Video Communications, Inc., Class A†	4,841	356,249
ZoomInfo Technologies, Inc.†	30,298	1,262,215
Zuora, Inc., Class A†	2,118	15,631
		8,666,656
Telecommunications — 0.4%
Calix, Inc.†	793	48,484
CommScope Holding Co., Inc.†	12,599	116,037
EchoStar Corp., Class A†	1,719	28,312
Extreme Networks, Inc.†	2,479	32,400
Ooma, Inc.†	1,182	14,539
		239,772
Textiles — 0.1%
UniFirst Corp.	196	32,973
Transportation — 0.3%
ArcBest Corp.	865	62,912
Atlas Air Worldwide Holdings, Inc.†	314	30,009
Dorian LPG, Ltd.	511	6,934
Eagle Bulk Shipping, Inc.	135	5,829
Hub Group, Inc., Class A†	238	16,417
Radiant Logistics, Inc.†	762	4,336
Safe Bulkers, Inc.	1,575	3,890
Schneider National, Inc., Class B	625	12,688
Werner Enterprises, Inc.	125	4,700
		147,715
Trucking & Leasing — 0.0%
GATX Corp.	97	8,260
Water — 0.1%
American States Water Co.	837	65,244
Total Common Stocks (cost $41,745,390)		32,304,371
CORPORATE BONDS & NOTES — 13.9%
Advertising — 0.1%
Lamar Media Corp.
3.75%, 02/15/2028	$ 20,000	17,470
4.88%, 01/15/2029	35,000	31,197
		48,667
Aerospace/Defense — 0.2%
Boeing Co.
5.04%, 05/01/2027	15,000	14,451
5.15%, 05/01/2030	18,000	16,651
L3Harris Technologies, Inc.
3.85%, 06/15/2023	35,000	34,833
Northrop Grumman Corp.
5.15%, 05/01/2040	12,000	11,235
Raytheon Technologies Corp.
2.38%, 03/15/2032	15,000	11,780
		88,950
Agriculture — 0.2%
BAT Capital Corp.
4.74%, 03/16/2032	65,000	54,375
BAT International Finance PLC
4.45%, 03/16/2028	10,000	8,913
Cargill, Inc.
4.00%, 06/22/2032*	17,000	15,473
Security Description	Shares or Principal Amount	Value

Agriculture (continued)
Reynolds American, Inc.
5.70%, 08/15/2035	$ 20,000	$ 16,914
		95,675
Apparel — 0.2%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	26,968
William Carter Co.
5.63%, 03/15/2027*	90,000	84,145
		111,113
Auto Manufacturers — 0.0%
General Motors Financial Co., Inc.
3.60%, 06/21/2030	32,000	25,921
Banks — 2.9%
Bank of America Corp.
1.90%, 07/23/2031	5,000	3,723
2.30%, 07/21/2032	5,000	3,737
2.46%, 10/22/2025	55,000	51,496
2.57%, 10/20/2032	20,000	15,297
2.69%, 04/22/2032	100,000	78,073
3.19%, 07/23/2030	40,000	33,713
3.31%, 04/22/2042	45,000	31,636
3.71%, 04/24/2028	30,000	27,298
4.08%, 03/20/2051	45,000	33,943
4.95%, 07/22/2028	25,000	24,021
5.02%, 07/22/2033	15,000	13,915
Citigroup, Inc.
1.28%, 11/03/2025	35,000	31,972
2.52%, 11/03/2032	60,000	45,464
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	50,000	37,699
2.62%, 04/22/2032	60,000	46,508
2.65%, 10/21/2032	5,000	3,832
3.10%, 02/24/2033	10,000	7,943
3.81%, 04/23/2029	65,000	57,629
4.02%, 10/31/2038	10,000	7,898
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	186,974
JPMorgan Chase & Co.
2.55%, 11/08/2032	45,000	34,147
2.58%, 04/22/2032	15,000	11,627
3.11%, 04/22/2041	10,000	6,928
3.16%, 04/22/2042	10,000	6,847
3.22%, 03/01/2025	85,000	82,259
3.51%, 01/23/2029	70,000	61,920
3.70%, 05/06/2030	65,000	56,744
3.96%, 01/29/2027	50,000	47,179
4.01%, 04/23/2029	35,000	31,556
4.59%, 04/26/2033	5,000	4,499
4.85%, 07/25/2028	35,000	33,606
4.91%, 07/25/2033	5,000	4,611
Morgan Stanley
1.59%, 05/04/2027	70,000	60,486
1.79%, 02/13/2032	70,000	51,157
1.93%, 04/28/2032	25,000	18,251
2.24%, 07/21/2032	30,000	22,537
2.48%, 01/21/2028	35,000	30,590
2.51%, 10/20/2032	5,000	3,821
2.70%, 01/22/2031	10,000	8,108
3.59%, 07/22/2028	15,000	13,494
4.21%, 04/20/2028	45,000	42,107

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.68%, 07/17/2026	$ 25,000	$ 24,343
4.89%, 07/20/2033	5,000	4,633
Wells Fargo & Co.
3.00%, 10/23/2026	120,000	108,767
3.35%, 03/02/2033	35,000	28,384
3.91%, 04/25/2026	20,000	19,119
4.81%, 07/25/2028	25,000	23,843
4.90%, 07/25/2033	85,000	78,364
		1,662,698
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 07/15/2042	20,000	15,192
4.75%, 04/15/2058	10,000	8,207
5.45%, 01/23/2039	25,000	23,823
Constellation Brands, Inc.
3.15%, 08/01/2029	12,000	10,308
4.40%, 11/15/2025	15,000	14,686
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	25,000	22,705
		94,921
Biotechnology — 0.2%
CSL Finance PLC
4.05%, 04/27/2029*	18,000	16,579
4.25%, 04/27/2032*	25,000	22,823
Royalty Pharma PLC
1.75%, 09/02/2027	15,000	12,396
2.15%, 09/02/2031	40,000	29,464
2.20%, 09/02/2030	5,000	3,811
3.55%, 09/02/2050	10,000	6,232
		91,305
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	46,750
Standard Industries, Inc.
4.38%, 07/15/2030*	50,000	38,250
4.75%, 01/15/2028*	40,000	33,795
		118,795
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	25,000	23,660
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,053
		27,713
Commercial Services — 0.4%
Gartner, Inc.
3.63%, 06/15/2029*	15,000	12,487
4.50%, 07/01/2028*	25,000	22,355
Global Payments, Inc.
3.20%, 08/15/2029	35,000	29,163
5.30%, 08/15/2029	10,000	9,404
Howard University
2.80%, 10/01/2030	5,000	4,161
2.90%, 10/01/2031	40,000	32,707
Service Corp. International
3.38%, 08/15/2030	65,000	50,836
5.13%, 06/01/2029	51,000	46,348
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
United Rentals North America, Inc.
4.88%, 01/15/2028	$ 40,000	$ 36,674
		244,135
Computers — 0.2%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	95,000	81,725
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	15,000	10,058
Leidos, Inc.
3.63%, 05/15/2025	15,000	14,375
		106,158
Diversified Financial Services — 0.5%
Capital One Financial Corp.
1.88%, 11/02/2027	55,000	46,702
5.25%, 07/26/2030	50,000	46,560
5.27%, 05/10/2033	25,000	23,091
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	135,000	127,441
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	10,000	9,458
4.60%, 03/15/2033	7,000	6,520
Navient Corp.
7.25%, 09/25/2023	29,000	28,888
Springleaf Finance Corp.
6.13%, 03/15/2024	10,000	9,632
		298,292
Electric — 1.3%
AES Corp.
3.30%, 07/15/2025*	20,000	18,443
Alabama Power Co.
3.45%, 10/01/2049	30,000	21,246
4.15%, 08/15/2044	10,000	8,101
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	10,000	7,560
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	10,927
Commonwealth Edison Co.
3.65%, 06/15/2046	11,000	8,255
4.00%, 03/01/2048	5,000	4,005
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	20,000	13,270
Duke Energy Carolinas LLC
2.55%, 04/15/2031	10,000	8,210
Duke Energy Corp.
2.55%, 06/15/2031	50,000	39,229
4.50%, 08/15/2032	25,000	22,608
Duke Energy Indiana LLC
2.75%, 04/01/2050	25,000	15,524
Duke Energy Progress LLC
3.70%, 10/15/2046	10,000	7,541
4.00%, 04/01/2052	10,000	7,834
4.38%, 03/30/2044	15,000	12,526
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,066
Evergy, Inc.
2.45%, 09/15/2024	10,000	9,459
2.90%, 09/15/2029	9,000	7,435
Eversource Energy
3.38%, 03/01/2032	15,000	12,619

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Exelon Corp.
4.10%, 03/15/2052*	$ 5,000	$ 3,858
Georgia Power Co.
4.30%, 03/15/2042	8,000	6,384
4.70%, 05/15/2032	15,000	14,048
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	19,000	18,225
ITC Holdings Corp.
2.95%, 05/14/2030*	15,000	12,315
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	20,000	15,868
MidAmerican Energy Co.
3.15%, 04/15/2050	8,000	5,439
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	45,000	43,492
NRG Energy, Inc.
2.45%, 12/02/2027*	19,000	15,554
Oglethorpe Power Corp.
4.50%, 04/01/2047*	15,000	11,722
Pacific Gas & Electric Co.
2.50%, 02/01/2031	15,000	10,915
4.40%, 03/01/2032	20,000	16,445
4.95%, 07/01/2050	110,000	80,512
5.25%, 03/01/2052	2,000	1,511
5.90%, 06/15/2032	30,000	27,358
PacifiCorp
4.13%, 01/15/2049	5,000	3,975
4.15%, 02/15/2050	5,000	4,020
Puget Energy, Inc.
4.10%, 06/15/2030	20,000	17,623
Sempra Energy
3.40%, 02/01/2028	25,000	22,605
3.70%, 04/01/2029	7,000	6,252
3.80%, 02/01/2038	2,000	1,559
4.00%, 02/01/2048	5,000	3,727
Southern California Edison Co.
2.75%, 02/01/2032	25,000	19,802
2.85%, 08/01/2029	15,000	12,650
4.00%, 04/01/2047	10,000	7,286
4.13%, 03/01/2048	5,000	3,715
4.70%, 06/01/2027	35,000	33,970
Southern Co.
2.95%, 07/01/2023	10,000	9,884
3.25%, 07/01/2026	25,000	23,160
3.70%, 04/30/2030	4,000	3,520
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	47,521
4.60%, 06/01/2032	11,000	10,195
		753,968
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,081
Entertainment — 0.3%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032*	40,000	32,907
5.14%, 03/15/2052*	90,000	65,414
WMG Acquisition Corp.
3.88%, 07/15/2030*	65,000	53,252
		151,573
Security Description	Shares or Principal Amount	Value

Environmental Control — 0.1%
Clean Harbors, Inc.
4.88%, 07/15/2027*	$ 80,000	$ 72,924
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	15,000	14,153
Kellogg Co.
3.40%, 11/15/2027	20,000	18,359
Mondelez International, Inc.
3.00%, 03/17/2032	20,000	16,427
		48,939
Gas — 0.1%
NiSource, Inc.
3.49%, 05/15/2027	25,000	22,968
3.60%, 05/01/2030	20,000	17,444
		40,412
Healthcare-Products — 0.3%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	44,497
Baxter International, Inc.
2.54%, 02/01/2032	90,000	70,057
Hologic, Inc.
4.63%, 02/01/2028*	44,000	40,590
		155,144
Healthcare-Services — 0.3%
Anthem, Inc.
5.10%, 01/15/2044	3,000	2,722
Centene Corp.
4.63%, 12/15/2029	75,000	67,395
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,233
Humana, Inc.
3.70%, 03/23/2029	30,000	26,903
Kaiser Foundation Hospitals
2.81%, 06/01/2041	15,000	10,468
3.00%, 06/01/2051	20,000	13,235
Sutter Health
3.36%, 08/15/2050	15,000	10,405
UnitedHealth Group, Inc.
2.75%, 05/15/2040	20,000	14,004
3.50%, 08/15/2039	10,000	7,857
4.20%, 05/15/2032	15,000	13,931
4.95%, 05/15/2062	5,000	4,451
		175,604
Home Builders — 0.1%
PulteGroup, Inc.
5.50%, 03/01/2026	40,000	39,458
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	42,000	36,862
		76,320
Insurance — 0.3%
Aon Corp.
2.20%, 11/15/2022	25,000	24,939
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	15,000	13,456
Athene Global Funding
2.65%, 10/04/2031*	45,000	33,852
2.72%, 01/07/2029*	29,000	23,466

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Brighthouse Financial, Inc.
5.63%, 05/15/2030	$ 10,000	$ 9,373
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	58,000	48,450
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	15,000	13,489
Unum Group
4.13%, 06/15/2051	5,000	3,332
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,418
		189,775
Internet — 0.2%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	77,000	70,919
NortonLifeLock, Inc.
5.00%, 04/15/2025*	50,000	47,625
6.75%, 09/30/2027*	15,000	14,393
		132,937
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	61,417
Iron/Steel — 0.0%
Vale Overseas, Ltd.
3.75%, 07/08/2030	30,000	24,300
Lodging — 0.0%
Las Vegas Sands Corp.
3.50%, 08/18/2026	15,000	13,123
Machinery-Diversified — 0.1%
Otis Worldwide Corp.
2.57%, 02/15/2030	35,000	28,627
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	55,359
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	10,000	6,345
3.90%, 06/01/2052	30,000	18,573
4.40%, 04/01/2033	30,000	24,842
4.80%, 03/01/2050	10,000	7,214
5.13%, 07/01/2049	15,000	10,996
6.48%, 10/23/2045	15,000	13,209
Comcast Corp.
2.99%, 11/01/2063	3,000	1,738
3.20%, 07/15/2036	5,000	3,866
3.25%, 11/01/2039	25,000	18,362
Cox Communications, Inc.
2.60%, 06/15/2031*	20,000	15,525
Discovery Communications LLC
3.90%, 11/15/2024	30,000	29,165
3.95%, 06/15/2025	2,000	1,900
4.00%, 09/15/2055	50,000	29,480
5.20%, 09/20/2047	15,000	11,071
5.30%, 05/15/2049	25,000	18,656
Paramount Global
4.20%, 05/19/2032	25,000	20,270
Security Description	Shares or Principal Amount	Value

Media (continued)
4.38%, 03/15/2043	$ 20,000	$ 13,327
4.95%, 01/15/2031	15,000	13,232
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	80,000	70,258
Time Warner Cable LLC
4.50%, 09/15/2042	20,000	13,808
5.88%, 11/15/2040	40,000	32,928
		430,124
Miscellaneous Manufacturing — 0.0%
Parker-Hannifin Corp.
4.25%, 09/15/2027	9,000	8,572
4.50%, 09/15/2029	15,000	14,141
		22,713
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	59,000	47,913
3.28%, 12/01/2028	5,000	4,172
3.57%, 12/01/2031	10,000	7,786
4.13%, 05/01/2025	10,000	9,449
Xerox Holdings Corp.
5.50%, 08/15/2028*	35,000	27,922
		97,242
Oil & Gas — 0.6%
Apache Corp.
4.88%, 11/15/2027	30,000	27,450
BP Capital Markets America, Inc.
2.94%, 06/04/2051	20,000	12,702
3.00%, 02/24/2050	10,000	6,486
3.38%, 02/08/2061	5,000	3,258
ConocoPhillips Co.
3.80%, 03/15/2052	5,000	3,821
4.03%, 03/15/2062*	5,000	3,779
Continental Resources, Inc.
5.75%, 01/15/2031*	10,000	9,039
Ecopetrol SA
4.63%, 11/02/2031	40,000	28,000
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	15,000	14,062
4.88%, 03/30/2026*	10,000	8,825
5.88%, 03/30/2031*	30,000	24,525
EQT Corp.
5.70%, 04/01/2028	5,000	4,902
Equinor ASA
3.63%, 04/06/2040	20,000	16,000
3.70%, 04/06/2050	10,000	7,756
Hess Corp.
7.13%, 03/15/2033	9,000	9,410
7.30%, 08/15/2031	25,000	26,402
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	45,875
Marathon Petroleum Corp.
4.70%, 05/01/2025	25,000	24,545
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	4,871
7.38%, 11/01/2031	30,000	31,252
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,003
3.00%, 11/26/2051	3,000	1,989
3.25%, 04/06/2050	15,000	10,537

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Viper Energy Partners LP
5.38%, 11/01/2027*	$ 33,000	$ 30,377
		362,866
Packaging & Containers — 0.2%
Ball Corp.
4.00%, 11/15/2023	95,000	93,119
Graphic Packaging International LLC
4.75%, 07/15/2027*	45,000	41,199
		134,318
Pharmaceuticals — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029	12,000	10,506
4.63%, 10/01/2042	10,000	8,487
CVS Health Corp.
5.13%, 07/20/2045	20,000	17,513
		36,506
Pipelines — 0.6%
DCP Midstream Operating LP
5.13%, 05/15/2029	15,000	14,055
Energy Transfer LP
5.25%, 04/15/2029	5,000	4,702
6.13%, 12/15/2045	50,000	43,848
Enterprise Products Operating LLC
2.80%, 01/31/2030	10,000	8,351
4.25%, 02/15/2048	8,000	6,170
4.95%, 10/15/2054	10,000	8,154
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	25,415
MPLX LP
1.75%, 03/01/2026	10,000	8,750
4.95%, 09/01/2032 to 03/14/2052	40,000	33,191
5.20%, 03/01/2047	5,000	4,109
NGPL PipeCo LLC
3.25%, 07/15/2031*	15,000	11,746
ONEOK, Inc.
3.10%, 03/15/2030	20,000	16,252
3.40%, 09/01/2029	15,000	12,583
6.35%, 01/15/2031	5,000	4,902
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	38,000	31,864
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	41,000	37,350
Targa Resources Corp.
4.20%, 02/01/2033	19,000	15,823
6.25%, 07/01/2052	15,000	13,627
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	5,000	4,124
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	10,000	8,454
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	13,650
Williams Cos., Inc.
4.65%, 08/15/2032	20,000	18,153
		345,273
Security Description	Shares or Principal Amount	Value

REITS — 0.5%
American Tower Corp.
1.45%, 09/15/2026	$ 15,000	$ 12,787
2.40%, 03/15/2025	20,000	18,566
2.70%, 04/15/2031	5,000	3,924
3.65%, 03/15/2027	15,000	13,720
EPR Properties
4.95%, 04/15/2028	35,000	30,125
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	15,000	11,276
4.00%, 01/15/2031	7,000	5,722
5.30%, 01/15/2029	20,000	18,229
5.75%, 06/01/2028	10,000	9,364
SBA Tower Trust
2.84%, 01/15/2050*	40,000	37,422
3.45%, 03/15/2048*	50,000	49,540
VICI Properties LP
4.95%, 02/15/2030	39,000	35,245
5.13%, 05/15/2032	20,000	17,728
		263,648
Retail — 0.5%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,130
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	41,855
5.63%, 01/01/2030*	45,000	38,475
Gap, Inc.
3.63%, 10/01/2029*	59,000	38,350
3.88%, 10/01/2031*	61,000	38,779
Home Depot, Inc.
3.30%, 04/15/2040	10,000	7,647
4.50%, 09/15/2032	50,000	47,791
Lowe's Cos., Inc.
5.00%, 04/15/2033	28,000	26,449
McDonald's Corp.
3.35%, 04/01/2023	25,000	24,846
3.63%, 09/01/2049	14,000	10,193
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	23,000	21,523
		309,038
Semiconductors — 0.5%
Broadcom, Inc.
3.42%, 04/15/2033*	40,000	30,529
4.00%, 04/15/2029*	63,000	55,530
4.30%, 11/15/2032	15,000	12,595
Intel Corp.
3.05%, 08/12/2051	10,000	6,420
3.10%, 02/15/2060	5,000	3,017
4.00%, 08/05/2029	75,000	69,780
4.90%, 08/05/2052	20,000	17,662
Marvell Technology, Inc.
2.45%, 04/15/2028	10,000	8,260
2.95%, 04/15/2031	30,000	23,273
NVIDIA Corp.
3.50%, 04/01/2040	20,000	15,536
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	8,000	7,900
5.55%, 12/01/2028	10,000	9,658

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
Qorvo, Inc.
3.38%, 04/01/2031*	$ 35,000	$ 26,220
4.38%, 10/15/2029	10,000	8,566
		294,946
Software — 0.6%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	84,000	71,610
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	51,125
MSCI, Inc.
3.88%, 02/15/2031*	15,000	12,629
4.00%, 11/15/2029*	10,000	8,637
Open Text Corp.
3.88%, 12/01/2029*	50,000	38,512
Oracle Corp.
2.30%, 03/25/2028	33,000	27,560
3.60%, 04/01/2040 to 04/01/2050	31,000	19,980
3.85%, 04/01/2060	55,000	33,248
4.00%, 07/15/2046	20,000	13,516
4.10%, 03/25/2061	10,000	6,296
SS&C Technologies, Inc.
5.50%, 09/30/2027*	45,000	41,049
		324,162
Telecommunications — 0.5%
AT&T, Inc.
3.55%, 09/15/2055	19,000	12,480
3.65%, 06/01/2051 to 09/15/2059	37,000	24,941
3.80%, 12/01/2057	25,000	16,889
4.50%, 05/15/2035	5,000	4,330
Nokia Oyj
6.63%, 05/15/2039	20,000	18,542
Rogers Communications, Inc.
4.55%, 03/15/2052*	30,000	23,927
T-Mobile USA, Inc.
2.05%, 02/15/2028	65,000	53,937
2.40%, 03/15/2029	5,000	4,081
3.88%, 04/15/2030	15,000	13,305
5.20%, 01/15/2033	15,000	14,346
5.65%, 01/15/2053	10,000	9,446
Verizon Communications, Inc.
2.36%, 03/15/2032	10,000	7,668
2.85%, 09/03/2041	15,000	10,001
3.15%, 03/22/2030	50,000	42,529
		256,422
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	30,000	28,256
4.40%, 07/01/2027*	30,000	28,152
		56,408
Water — 0.0%
American Water Capital Corp.
4.15%, 06/01/2049	6,000	4,799
4.45%, 06/01/2032	17,000	15,779
		20,578
Total Corporate Bonds & Notes (cost $9,330,673)		7,912,731
Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 4.3%
Auto Loan Receivables — 0.4%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	$ 35,000	$ 33,941
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	30,000	29,545
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	68,978	68,061
Series 2020-1A, Class D 2.73%, 12/15/2025*	20,000	19,690
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	28,545
Series 2019-3A, Class D 2.72%, 11/15/2024*	50,000	49,695
		229,477
Credit Card Receivables — 0.2%
Mercury Financial Credit Card Master Trust
Series 2022-1A, Class A 2.50%, 09/21/2026*	100,000	94,727
Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 4.66%, (1 ML+1.58%), 10/25/2034	4,891	4,601
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 3.18%, (1 ML+0.10%), 02/25/2037	26,431	13,732
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 3.58%, (1 ML+0.50%), 11/25/2036	134,863	125,610
		143,943
Other Asset Backed Securities — 3.5%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(1)	69,952	64,812
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(1)	69,022	64,273
Affirm Asset Securitization Trust
Series 2020-Z2, Class A 1.90%, 01/15/2025*	20,657	20,190
Bain Capital Credit CLO, Ltd. FRS
Series 2019-1A, Class AR 3.87%, (3 ML+1.13%), 04/19/2034*	100,000	95,651
Bayview Koitere Fund Trust VRS
Series 2017-RT4, Class A 3.50%, 07/28/2057*(2)	31,455	30,129
Bayview Opportunity Master Fund Trust VRS
Series 2017-RT6, Class A 3.50%, 10/28/2057*(2)	28,151	27,293
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	49,375	40,659
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	48,125	45,296

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	$ 99,849	$ 93,980
Madison Park Funding CLO XXXVIII, Ltd. FRS
Series 2021-38A, Class A 3.86%, (3 ML+1.12%), 07/17/2034*	250,000	238,805
OZLM XII, Ltd. FRS
Series 2015-12A, Class A1R 3.83%, (3 ML+1.05%), 04/30/2027*	25	25
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(1)	65,854	61,482
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(1)	84,832	76,531
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 3.21%, (1 ML+0.13%), 05/25/2037	51,478	40,238
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	21,951
VCAT LLC
Series 2021-NPL4, Class A1 1.87%, 08/25/2051*(1)	70,590	64,852
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 3.64%, (3 ML+1.13%), 04/15/2034*	100,000	95,265
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 3.75%, (3 ML+1.24%), 04/15/2034*	100,000	95,659
Vericrest Opportunity Loan Trust
Series 2021-NP11, Class A1 1.87%, 08/25/2051*(1)	81,316	73,705
Verus Securitization Trust
Series 2020-NPL1, Class A1 3.60%, 08/25/2050*(1)	461	460
VOLT CIII LLC
Series 2021-CF1, Class A1 1.99%, 08/25/2051*(1)	71,467	66,608
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(1)	68,609	63,622
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(1)	70,714	64,443
Voya CLO, Ltd. FRS
Series 2015-1A, Class A1R 3.64%, (3 ML+0.90%), 01/18/2029*	173,154	170,063
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 3.88%, (3 ML+1.17%), 07/20/2032*	250,000	240,565
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	83,938	66,728
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,625	42,329
		1,965,614
Total Asset Backed Securities (cost $2,532,291)		2,433,761
Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.6%
Commercial and Residential — 7.5%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	$ 110,000	$ 103,660
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(2)	25,520	21,789
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	20,739	19,483
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	23,051	19,572
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	45,669	38,829
Series 2021-4, Class A2 1.24%, 01/20/2065*(2)	29,329	23,488
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	24,500	22,487
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	91,000	82,959
BANK VRS
Series 2017-BNK8, Class XA 0.84%, 11/15/2050(2)(3)	823,456	23,790
Series 2020-BN26, Class XA 1.34%, 03/15/2063(2)(3)	985,573	62,594
BBCMS Mtg. Trust FRS
Series 2017-DELC, Class A 3.79%, (1 ML+0.98%), 08/15/2036*	131,000	128,035
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 3.31%, 02/25/2036(2)	30,490	26,816
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.66%, 07/15/2051(2)(3)	312,402	5,610
Series 2018-B1, Class XA 0.68%, 01/15/2051(2)(3)	149,708	3,035
Series 2018-B8, Class XA 0.80%, 01/15/2052(2)(3)	960,653	26,665
Series 2019-B10, Class XA 1.38%, 03/15/2062(2)(3)	298,617	16,085
Series 2020-B22, Class XA 1.63%, 01/15/2054(2)(3)	149,464	13,407
Series 2020-B18, Class XA 1.92%, 07/15/2053(2)(3)	99,649	8,129
CIM Trust VRS
Series 2017-7, Class A 3.00%, 04/25/2057*(2)	3,216	3,206
Citigroup Commercial Mtg. Trust
Series 2014-GC19, Class A4 4.02%, 03/10/2047	65,000	63,896
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 2.76%, (1 Yr USTYCR+2.40%), 03/25/2036	12,421	11,674
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	37,422	30,889
Series 2021-2, Class A3 1.34%, 08/25/2066*(2)	39,803	32,420

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	$ 90,000	$ 85,835
Series 2013-WWP, Class A2 3.42%, 03/10/2031*	105,000	104,851
Series 2014-CR21, Class A3 3.53%, 12/10/2047	114,449	110,394
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	123,000	120,633
Series 2014-CR17, Class A5 3.98%, 05/10/2047	60,000	58,747
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	16,681	8,969
Credit Suisse Mtg. Capital Certs. VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	57,294	46,274
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.86%, 06/15/2057(2)(3)	847,168	12,023
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(2)	73,725	57,088
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(2)	49,024	42,523
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(2)	87,295	73,069
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(2)	93,586	80,181
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	25,444	22,665
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	115,000	104,828
Series 2016-C1, Class ASB 3.04%, 05/10/2049	46,186	44,424
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.83%, 09/15/2053(2)(3)	99,634	7,248
Eagle RE, Ltd. FRS
Series 2018-1, Class M1 4.78%, (1 ML+1.70%), 11/25/2028*	51,619	51,215
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 2.71%, 05/25/2035(2)	22,761	20,929
GCAT Trust VRS
Series 2021-NQM1, Class A1 0.87%, 01/25/2066*(2)	39,197	33,582
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	60,464	50,209
Series 2021-NQM4, Class A1 1.09%, 08/25/2066*(2)	71,669	58,023
Series 2021-NQM7, Class A1 1.92%, 08/25/2066*(2)	73,189	65,167
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	110,000	104,504
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,000	29,198
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
GS Mtg. Securities Corp. Trust
Series 2014-GC20, Class A5 4.00%, 04/10/2047	$ 115,000	$ 113,120
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.46%, 07/10/2051(2)(3)	1,052,758	17,172
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	86,000	79,645
GSR Mtg. Loan Trust VRS
Series 2006-AR2, Class 3A1 2.77%, 04/25/2036(2)	3,247	2,262
Series 2007-AR1, Class 2A1 3.03%, 03/25/2047(2)	9,117	6,155
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 3.62%, (1 ML+0.27%), 05/25/2035	15,796	14,684
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	80,000	73,469
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	20,000	18,156
Series 2013-C16, Class A4 4.17%, 12/15/2046	64,000	63,156
Legacy Mtg. Asset Trust
Series 2019-GS7, Class A1 3.25%, 11/25/2059*(1)	71,851	71,784
LSTAR Securities Investment Trust FRS
Series 2021-1, Class A 4.93%, (1 ML+1.80%), 02/01/2026*	47,066	46,136
Series 2019-3, Class A1 6.63%, (1 ML+3.50%), 04/01/2024*	43,503	43,206
Series 2019-4, Class A1 6.63%, (1 ML+3.50%), 05/01/2024*	937	931
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 2.77%, 02/25/2035(2)	11,181	10,606
Series 2005-A1, Class 2A1 2.83%, 12/25/2034(2)	4,639	4,590
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(2)	14,784	14,551
Series 2018-1, Class A1 3.25%, 05/25/2062*(2)	25,406	24,616
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5 4.06%, 02/15/2047	14,655	14,447
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(2)(3)	174,443	2,613
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.48%, 06/15/2050(2)(3)	95,503	3,805
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	17,643	7,873

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
MortgageIT Trust FRS
Series 2005-4, Class A1 3.64%, (1 ML+0.56%), 10/25/2035	$ 21,836	$ 20,512
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 3.19%, (1 ML+0.75%), 01/25/2048*	32,065	31,031
Series 2017-5A, Class A1 4.58%, (1 ML+1.50%), 06/25/2057*	23,380	23,064
New Residential Mtg. Loan Trust VRS
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(2)	37,840	35,915
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	24,900	23,261
Series 2015-1A, Class A3 3.75%, 05/28/2052*(2)	11,079	10,362
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	25,166	23,342
Series 2017-1A, Class A1 4.00%, 02/25/2057*(2)	44,477	42,378
Series 2017-2A, Class A3 4.00%, 03/25/2057*(2)	44,486	42,238
Series 2017-3A, Class A1 4.00%, 04/25/2057*(2)	34,931	33,155
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	23,370	22,021
Series 2017-6A, Class A1 4.00%, 08/27/2057*(2)	41,400	39,103
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	78,582	66,714
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	4,124	3,587
Oaktown Re, Ltd. FRS
Series 2018-1A, Class M1 4.63%, (1 ML+1.55%), 07/25/2028*	30,983	30,943
OBX Trust VRS
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(2)	45,781	39,786
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(2)	86,832	74,578
Preston Ridge Partners Mtg.
Series 2020-4, Class A1 2.95%, 10/25/2025*(1)	70,516	67,737
PRPM LLC
Series 2021-7, Class A1 1.87%, 08/25/2026*(1)	74,912	68,661
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	85,000	78,010
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	51,571	42,060
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(2)	37,118	34,469
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(2)	57,605	47,868
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Towd Point Mtg. Trust FRS
Series 2017-5, Class A1 3.68%, (1 ML+0.60%), 02/25/2057*	$ 13,337	$ 13,190
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(2)	17,391	17,126
Series 2017-2, Class A1 2.75%, 04/25/2057*(2)	7,889	7,816
Series 2017-3, Class A1 2.75%, 07/25/2057*(2)	13,553	13,301
Series 2017-6, Class A1 2.75%, 10/25/2057*(2)	35,605	34,212
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	94,574	77,286
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(2)	49,491	41,082
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5 3.82%, 08/15/2050	65,000	63,422
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.03%, 09/15/2057(2)(3)	542,922	11,646
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 4.36%, 10/25/2036(2)	8,115	7,619
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	120,000	117,183
Series 2014-LC14, Class A5 4.05%, 03/15/2047	110,000	108,125
Series 2014-C19, Class A5 4.10%, 03/15/2047	50,111	49,306
		4,276,183
U.S. Government Agency — 1.1%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	68,000	64,192
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(2)(3)	174,473	6,674
Series K064, Class X1 0.74%, 03/25/2027(2)(3)	296,769	6,613
Series K122, Class X1 0.97%, 11/25/2030(2)(3)	99,739	5,370
Series K121, Class X1 1.12%, 10/25/2030(2)(3)	110,993	6,769
Series K114, Class X1 1.21%, 06/25/2030(2)(3)	204,246	13,643
Series K104, Class X1 1.25%, 01/25/2030(2)(3)	167,594	10,489
Series K111, Class X1 1.68%, 05/25/2030(2)(3)	99,551	9,073
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	10,609	10,235
Series 3964, Class MD 2.00%, 01/15/2041	530	508

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 5170, Class DP 2.00%, 07/25/2050	$ 53,806	$ 45,757
Series 4961, Class JB 2.50%, 12/15/2042	26,011	23,484
Series 3883, Class PB 3.00%, 05/15/2041	8,488	7,915
Series 1577, Class PK 6.50%, 09/15/2023	116	117
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	13,245	12,235
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 4.73%, (1 ML+1.65%), 04/25/2043*	2,735	2,729
Series 2019-HQA3, Class M2 4.93%, (1 ML+1.85%), 09/25/2049*	24,093	23,626
Series 2019-DNA3, Class M2 5.13%, (1 ML+2.05%), 07/25/2049*	21,141	20,837
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	14,800	13,586
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 5.23%, (1 ML+2.15%), 09/25/2031*	2,152	2,146
Series 2019-HRP1, Class M2 5.23%, (1 ML+2.15%), 11/25/2039*	11,341	11,064
Series 2017-C01, Class 1M2 6.63%, (1 ML+3.55%), 07/25/2029	14,550	14,701
Series 2016-C07, Class 2M2 7.43%, (1 ML+4.35%), 05/25/2029	24,959	25,528
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	9,769	9,326
Series 2011-117, Class MA 2.00%, 08/25/2040	832	805
Series 2012-21, Class PQ 2.00%, 09/25/2041	5,606	5,082
Series 2012-18, Class GA 2.00%, 12/25/2041	9,514	8,539
Series 2016-11, Class GA 2.50%, 03/25/2046	12,883	11,906
Series 2019-54, Class KC 2.50%, 09/25/2049	48,260	44,118
Series 2015-48, Class QB 3.00%, 02/25/2043	13,267	12,642
Series 2016-38, Class NA 3.00%, 01/25/2046	7,535	6,892
Series 2017-34, Class JK 3.00%, 05/25/2047	5,656	5,378
Series 2019-45, Class PT 3.00%, 08/25/2049	19,226	17,556
Series 2012-52, Class PA 3.50%, 05/25/2042	7,860	7,456
Series 2017-26, Class CG 3.50%, 07/25/2044	8,865	8,673
Series 2018-23, Class LA 3.50%, 04/25/2048	17,723	16,390
Series 2019-7, Class JA 3.50%, 03/25/2049	16,702	15,839
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2019-14, Class CA 3.50%, 04/25/2049	$ 20,742	$ 19,831
Series 2017-35, Class AH 3.50%, 04/25/2053	9,897	9,664
Series 2017-84, Class KA 3.50%, 04/25/2053	10,358	10,091
Series 2018-70, Class HA 3.50%, 10/25/2056	14,131	13,636
Series 2019-12, Class HA 3.50%, 11/25/2057	18,745	17,838
Series 2017-49, Class JA 4.00%, 07/25/2053	9,273	9,120
Federal National Mtg. Assoc. REMIC VRS
Series 2019-M21, Class X3 1.32%, 06/25/2034(2)(3)	360,935	31,949
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	8,671	8,494
Series 2015-151, Class BA 1.70%, 10/20/2045	3,266	3,226
Series 2013-37, Class LG 2.00%, 01/20/2042	10,228	9,841
Series 2005-74, Class HB 7.50%, 09/16/2035	178	184
Series 2005-74, Class HC 7.50%, 09/16/2035	1,923	2,004
		643,771
Total Collateralized Mortgage Obligations (cost $5,460,458)		4,919,954
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 22.7%
U.S. Government — 9.0%
United States Treasury Bonds
1.13%, 08/15/2040	223,000	138,138
1.25%, 05/15/2050	591,000	330,775
1.38%, 08/15/2050	190,000	110,015
2.25%, 08/15/2046	50,000	36,004
2.50%, 02/15/2045	235,000	179,160
2.88%, 08/15/2045	370,000	301,897
3.00%, 08/15/2052	150,000	129,445
3.13%, 08/15/2044	600,000	512,695
3.38%, 08/15/2042	200,000	181,156
3.38%, 05/15/2044(4)(5)	1,015,000	905,491
3.63%, 02/15/2044	1,000	929
United States Treasury Bonds TIPS
0.13%, 02/15/2052(6)	117,074	73,992
0.88%, 02/15/2047(6)	42,958	33,681
United States Treasury Notes
1.75%, 03/15/2025	880,000	828,644
2.75%, 05/15/2025 to 08/15/2032	765,000	728,494
3.25%, 06/30/2029	130,000	124,257
United States Treasury Notes TIPS
0.25%, 07/15/2029(6)	492,264	443,865
0.75%, 07/15/2028(6)	94,425	88,731
		5,147,369
U.S. Government Agency — 13.7%
Federal Home Loan Bank
2.00%, 01/01/2052	234,328	189,908

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2028 to 01/01/2052		$ 481,330	$ 406,055
3.00%, 08/01/2027		1,519	1,476
3.50%, 03/01/2042 to 09/01/2043		22,517	20,704
4.00%, 10/01/2043		10,031	9,541
4.50%, 01/01/2039		399	390
5.00%, 05/01/2034		6,238	6,240
5.50%, 07/01/2034 to 05/01/2037		3,041	3,087
6.00%, 08/01/2026		3,462	3,523
6.50%, 05/01/2029		385	397
Federal Home Loan Mtg. Corp. FRS
2.74%, (6 ML+1.49%), 02/01/2037		433	434
Federal National Mtg. Assoc.
2.00%, 02/01/2052 to 06/01/2052		1,233,629	1,001,279
2.50%, 02/01/2043 to 03/01/2043		89,987	76,509
2.97%, 06/01/2027		99,039	93,264
3.00%, 12/01/2027 to 01/01/2028		7,964	7,682
4.50%, 01/01/2039 to 05/01/2041		10,948	10,619
5.00%, 05/01/2035 to 07/01/2040		14,222	14,168
5.50%, 12/01/2029 to 06/01/2038		85,734	87,757
6.00%, 12/01/2033 to 11/01/2038		6,658	6,997
7.00%, 06/01/2037		4,778	5,063
Federal National Mtg. Assoc. FRS
2.13%, (12 ML+1.82%), 10/01/2040		569	582
2.81%, (12 ML+1.57%), 05/01/2037		603	611
Government National Mtg. Assoc.
2.00%, October 30 TBA		50,000	41,629
2.50%, October 30 TBA		350,000	300,692
3.00%, October 30 TBA		750,000	662,725
3.50%, October 30 TBA		225,000	204,636
4.00%, 07/15/2041 to 10/15/2041		15,729	15,013
4.00%, October 30 TBA		75,000	70,034
4.50%, 06/15/2041		33,562	33,066
4.50%, October 30 TBA		225,000	215,358
6.00%, 11/15/2028		5,707	5,903
7.00%, 07/15/2033		2,392	2,490
Uniform Mtg. Backed Securities
1.50%, October 30 TBA		425,000	364,388
2.00%, October 30 TBA		375,000	316,089
2.50%, October 30 TBA		1,925,000	1,614,707
3.00%, October 30 TBA		1,350,000	1,174,764
4.00%, October 30 TBA		625,000	579,907
4.50%, October 30 TBA		250,000	238,145
			7,785,832
Total U.S. Government & Agency Obligations (cost $14,352,713)			12,933,201
FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Sovereign — 1.7%
Arab Republic of Egypt
6.38%, 04/11/2031	EUR	100,000	56,843
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	577,000	99,333
Government of Hungary
1.63%, 04/28/2032	EUR	110,000	71,957
Government of Romania
2.63%, 12/02/2040*	EUR	65,000	32,494
2.75%, 04/14/2041	EUR	25,000	12,529
3.38%, 02/08/2038	EUR	25,000	15,095
4.63%, 04/03/2049	EUR	42,000	27,043
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	100,000	$ 70,812
Republic of Chile
1.25%, 01/22/2051	EUR	100,000	48,512
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	66,817
Republic of North Macedonia
2.75%, 01/18/2025	EUR	100,000	88,695
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	58,823
Russian Federation
5.90%, 03/12/2031(7)(8)	RUB	10,545,000	55,177
United Mexican States
1.45%, 10/25/2033	EUR	130,000	83,503
4.75%, 03/08/2044	EUR	22,000	16,858
7.75%, 05/29/2031	MXN	3,487,600	153,687
Total Foreign Government Obligations (cost $1,680,207)			958,178
MUNICIPAL SECURITIES — 0.8%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		$ 5,000	4,693
6.14%, 12/01/2039		15,000	13,003
6.32%, 11/01/2029		45,000	42,550
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,392
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		70,000	62,922
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		65,000	58,848
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		30,000	28,235
5.18%, 11/15/2049		35,000	31,126
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		10,000	10,833
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		70,000	66,689
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		85,000	89,980
State of California General Obligation Bonds
7.30%, 10/01/2039		15,000	17,953
State of Illinois General Obligation Bonds
4.95%, 06/01/2023		17,727	17,723
5.00%, 01/01/2023		10,000	10,018
Total Municipal Securities (cost $510,715)			462,965

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	$ 10,000	$ 37
PURCHASED OPTIONS† — 0.3%
Purchased Options - Calls — 0.3%
Over the Counter call option on the USD vs CNH (Expiration Date: 11/10/2022; Strike Price: CNH 7.27; Counterparty: Goldman Sachs International)	8,049,568	42,373
Over the Counter call option on the USD vs. CNH (Expiration Date: 07/21/2023; Strike Price: CNH 7.53 Counterparty: JPMorgan Chase Bank)	5,499,263	51,083
Over the Counter call option on the USD vs. CNH (Expiration Date: 08/23/2023; Strike Price: CNH 7.57 Counterparty: Standard Chartered Bank)	6,267,004	57,706
Total Purchased Options (cost $93,923)		151,162
Total Long-Term Investment Securities (cost $75,706,370)		62,076,360
REPURCHASE AGREEMENTS — 1.8%
Bank of America Securities LLC Joint Repurchase Agreement(9)	205,000	205,000
Barclays Capital, Inc. Joint Repurchase Agreement(9)	200,000	200,000
BNP Paribas SA Joint Repurchase Agreement(9)	200,000	200,000
Deutsche Bank AG Joint Repurchase Agreement(9)	220,000	220,000
RBS Securities, Inc. Joint Repurchase Agreement(9)	210,000	210,000
Total Repurchase Agreements (cost $1,035,000)		1,035,000
TOTAL INVESTMENTS (cost $76,741,370)(10)	110.9%	63,111,360
Other assets less liabilities	(10.9)	(6,202,121)
NET ASSETS	100.0%	$56,909,239
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Moderate Growth Portfolio has no right to demand registration of these securities. At September 30, 2022, the aggregate value of these securities was $7,813,909 representing 13.7% of net assets.
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2022.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	Securities classified as Level 3 (see Note 2).
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Russian Federation 5.90%, 03/12/2031	05/27/2021	RUB 10,545,000	$133,270	$55,177	$0.52	0.10%
(9)	See Note 2 for details of Joint Repurchase Agreements.
(10)	See Note 4 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
VRS—Variable Rate Security
BRL—Brazilian Real
CNH—Yuan Renminbi Offshore
EUR—Euro Currency
MXN—Mexican Peso
RUB—New Russian Ruble
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	Federative Republic of Brazil	2.86	138,000	USD	138,000	Fixed 1.000%	Quarterly	Jun 2027	$7,194	$3,280	$10,474
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	Euro Buxl 30 Year Bonds	December 2022	$ 312,545	$ 287,429	$ 25,116
3	Short	Euro-BUND	December 2022	426,959	407,181	19,778
12	Short	U.S. Treasury Long Bonds	December 2022	1,631,953	1,516,875	115,078
1	Short	U.S. Treasury Ultra Bonds	December 2022	143,750	137,000	6,750
18	Short	U.S. Treasury 10 Year Notes	December 2022	2,105,644	2,017,125	88,519
						$255,241
						Unrealized (Depreciation)
6	Long	Australian 10 Year Bonds	December 2022	$ 457,906	$ 449,482	$ (8,424)
4	Long	Canada 10 Year Bonds	December 2022	359,916	357,882	(2,034)
3	Long	E-Mini Russell 2000 Index	December 2022	262,476	250,469	(12,007)
10	Long	U.S. Treasury Ultra 10 Year Notes	December 2022	1,260,203	1,184,844	(75,359)
2	Long	U.S. Treasury 2 Year Notes	December 2022	411,500	410,781	(719)
19	Long	U.S. Treasury 5 Year Notes	December 2022	2,057,203	2,042,648	(14,555)
7	Short	Euro-Schatz	December 2022	732,795	735,190	(2,395)
						$(115,493)
Net Unrealized Appreciation (Depreciation)						$ 139,748
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	496,000	USD	92,903	12/21/2022	$ 2,556	$ —
Citibank, N.A.	MXN	3,232,000	USD	157,803	12/21/2022	—	(436)
	USD	36,227	EUR	36,000	12/21/2022	—	(730)
						—	(1,166)
Deutsche Bank AG	EUR	828,000	USD	833,556	12/21/2022	17,117	—
HSBC Bank PLC	USD	7,873	EUR	8,000	12/21/2022	16	—

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Natwest Markets PLC	USD	30,842	EUR	32,000	12/21/2022	$ 711	$ —
Westpac Banking Corp.	USD	78,516	EUR	78,000	12/21/2022	—	(1,605)
Unrealized Appreciation (Depreciation)						$ 20,400	$ (2,771)
BRL—Brazilian Real
EUR—Euro Currency
MXN—Mexican Peso
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$ 1,064,282	$ 738,965	$ —	$ 1,803,247
Other Industries	30,501,124	—	—	30,501,124
Corporate Bonds & Notes	—	7,912,731	—	7,912,731
Asset Backed Securities	—	2,433,761	—	2,433,761
Collateralized Mortgage Obligations	—	4,919,954	—	4,919,954
U.S. Government & Agency Obligations	—	12,933,201	—	12,933,201
Foreign Government Obligations:
Sovereign	—	903,001	55,177	958,178
Municipal Securities	—	462,965	—	462,965
Escrows and Litigation Trusts	—	37	—	37
Purchased Options	—	151,162	—	151,162
Repurchase Agreements	—	1,035,000	—	1,035,000
Total Investments at Value	$31,565,406	$31,490,777	$55,177	$63,111,360
Other Financial Instruments:†
Swaps	$ —	$ 3,280	$ —	$ 3,280
Futures Contracts	255,241	—	—	255,241
Forward Foreign Currency Contracts	—	20,400	—	20,400
Total Other Financial Instruments	$ 255,241	$ 23,680	$ —	$ 278,921
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 115,493	$ —	$ —	$ 115,493
Forward Foreign Currency Contracts	—	2,771	—	2,771
Total Other Financial Instruments	$ 115,493	$ 2,771	$ —	$ 118,264
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO PROFILE — September 30, 2022 — (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	34.6%
Collateralized Mortgage Obligations	15.4
Software	12.0
Internet	10.4
Other Asset Backed Securities	5.8
Banks	4.6
Biotechnology	2.8
Repurchase Agreements	2.7
Foreign Government Obligations	2.7
Semiconductors	2.4
Commercial Services	2.4
Advertising	2.3
Electric	2.1
Municipal Securities	1.5
Retail	1.3
Media	1.3
Diversified Financial Services	1.2
Oil & Gas	1.0
Pipelines	1.0
REITS	0.8
Healthcare-Products	0.8
Auto Loan Receivables	0.8
Telecommunications	0.7
Insurance	0.6
Miscellaneous Manufacturing	0.6
Healthcare-Services	0.5
Home Equity	0.5
Entertainment	0.4
Packaging & Containers	0.4
Building Materials	0.4
Apparel	0.3
Computers	0.3
Agriculture	0.3
Office/Business Equipment	0.3
Aerospace/Defense	0.3
Beverages	0.2
Environmental Control	0.2
Home Builders	0.2
Purchased Options	0.2
Investment Companies	0.2
Trucking & Leasing	0.2
Food	0.1
Gas	0.1
Pharmaceuticals	0.1
Machinery-Diversified	0.1
Chemicals	0.1
Auto Manufacturers	0.1
Water	0.1
Iron/Steel	0.1
Electronics	0.1
117.6%
Credit Quality†#
Aaa	48.1%
Aa	0.9
A	9.3
Baa	12.5
Ba	6.7
B	1.2
Caa	0.6
Ca	0.2
Not Rated@	20.5
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 22.6%
Advertising — 0.1%
Lamar Media Corp.
3.75%, 02/15/2028	$ 20,000	$ 17,470
4.88%, 01/15/2029	35,000	31,197
		48,667
Aerospace/Defense — 0.3%
Boeing Co.
5.04%, 05/01/2027	15,000	14,450
5.15%, 05/01/2030	20,000	18,501
L3Harris Technologies, Inc.
3.85%, 06/15/2023	40,000	39,810
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	14,044
Raytheon Technologies Corp.
2.38%, 03/15/2032	10,000	7,853
		94,658
Agriculture — 0.3%
BAT Capital Corp.
4.74%, 03/16/2032	65,000	54,375
BAT International Finance PLC
4.45%, 03/16/2028	10,000	8,913
Cargill, Inc.
4.00%, 06/22/2032*	17,000	15,473
Reynolds American, Inc.
5.70%, 08/15/2035	25,000	21,143
		99,904
Apparel — 0.3%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	26,969
William Carter Co.
5.63%, 03/15/2027*	95,000	88,819
		115,788
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.
3.60%, 06/21/2030	32,000	25,921
Banks — 4.6%
Bank of America Corp.
1.90%, 07/23/2031	5,000	3,723
2.46%, 10/22/2025	25,000	23,407
2.57%, 10/20/2032	20,000	15,297
2.69%, 04/22/2032	105,000	81,977
2.97%, 02/04/2033	35,000	27,361
3.19%, 07/23/2030	25,000	21,070
3.31%, 04/22/2042	45,000	31,636
4.08%, 03/20/2051	45,000	33,943
4.44%, 01/20/2048	5,000	4,050
4.95%, 07/22/2028	25,000	24,021
5.02%, 07/22/2033	15,000	13,915
Citigroup, Inc.
1.28%, 11/03/2025	35,000	31,972
2.52%, 11/03/2032	55,000	41,676
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	50,000	37,699
2.62%, 04/22/2032	100,000	77,513
2.65%, 10/21/2032	5,000	3,832
3.10%, 02/24/2033	10,000	7,943
3.81%, 04/23/2029	30,000	26,598
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	186,974
Security Description	Shares or Principal Amount	Value

Banks (continued)
JPMorgan Chase & Co.
2.55%, 11/08/2032	$ 45,000	$ 34,147
2.58%, 04/22/2032	15,000	11,627
3.11%, 04/22/2041 to 04/22/2051	20,000	13,549
3.16%, 04/22/2042	25,000	17,117
3.22%, 03/01/2025	60,000	58,065
3.51%, 01/23/2029	30,000	26,537
3.70%, 05/06/2030	65,000	56,744
3.80%, 07/23/2024	40,000	39,453
3.96%, 01/29/2027	60,000	56,615
4.01%, 04/23/2029	15,000	13,524
4.02%, 12/05/2024	10,000	9,840
4.59%, 04/26/2033	5,000	4,499
4.85%, 07/25/2028	35,000	33,606
4.91%, 07/25/2033	5,000	4,611
Morgan Stanley
1.59%, 05/04/2027	70,000	60,486
1.79%, 02/13/2032	60,000	43,849
1.93%, 04/28/2032	30,000	21,901
2.24%, 07/21/2032	30,000	22,537
2.48%, 01/21/2028	35,000	30,590
2.51%, 10/20/2032	5,000	3,821
3.59%, 07/22/2028	50,000	44,979
4.21%, 04/20/2028	25,000	23,393
4.68%, 07/17/2026	25,000	24,343
4.89%, 07/20/2033	5,000	4,633
Wells Fargo & Co.
3.00%, 10/23/2026	135,000	122,363
3.35%, 03/02/2033	35,000	28,384
3.91%, 04/25/2026	15,000	14,340
4.81%, 07/25/2028	25,000	23,843
4.90%, 07/25/2033	95,000	87,584
		1,631,587
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 07/15/2042	25,000	18,990
4.75%, 04/15/2058	10,000	8,207
5.45%, 01/23/2039	20,000	19,058
Constellation Brands, Inc.
3.15%, 08/01/2029	13,000	11,168
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	30,000	27,246
		84,669
Biotechnology — 0.2%
CSL Finance PLC
4.05%, 04/27/2029*	20,000	18,421
4.25%, 04/27/2032*	25,000	22,823
Royalty Pharma PLC
1.75%, 09/02/2027	5,000	4,132
2.15%, 09/02/2031	35,000	25,781
2.20%, 09/02/2030	10,000	7,622
3.55%, 09/02/2050	15,000	9,348
		88,127
Building Materials — 0.4%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	46,750

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Standard Industries, Inc.
4.38%, 07/15/2030*	$ 65,000	$ 49,725
4.75%, 01/15/2028*	40,000	33,795
		130,270
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	25,000	23,660
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,053
		27,713
Commercial Services — 0.7%
Gartner, Inc.
3.63%, 06/15/2029*	15,000	12,487
4.50%, 07/01/2028*	25,000	22,355
Global Payments, Inc.
3.20%, 08/15/2029	35,000	29,163
5.30%, 08/15/2029	10,000	9,404
Howard University
2.80%, 10/01/2030	5,000	4,161
2.90%, 10/01/2031	25,000	20,442
3.48%, 10/01/2041	10,000	7,337
Service Corp. International
3.38%, 08/15/2030	55,000	43,015
5.13%, 06/01/2029	62,000	56,344
United Rentals North America, Inc.
4.88%, 01/15/2028	40,000	36,674
		241,382
Computers — 0.3%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	105,000	90,328
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	15,000	10,058
Leidos, Inc.
3.63%, 05/15/2025	10,000	9,583
		109,969
Diversified Financial Services — 0.9%
Capital One Financial Corp.
1.88%, 11/02/2027	55,000	46,702
5.25%, 07/26/2030	50,000	46,560
5.27%, 05/10/2033	25,000	23,091
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	151,041
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	10,000	9,458
4.95%, 06/15/2052	5,000	4,439
Navient Corp.
7.25%, 09/25/2023	31,000	30,880
Springleaf Finance Corp.
6.13%, 03/15/2024	10,000	9,632
		321,803
Electric — 2.1%
AES Corp.
3.30%, 07/15/2025*	25,000	23,053
Alabama Power Co.
3.45%, 10/01/2049	25,000	17,705
4.15%, 08/15/2044	10,000	8,101
Security Description	Shares or Principal Amount	Value

Electric (continued)
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	$ 15,000	$ 11,340
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	15,000	12,608
Commonwealth Edison Co.
3.65%, 06/15/2046	12,000	9,006
4.00%, 03/01/2048	5,000	4,005
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	20,000	13,271
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	12,315
Duke Energy Corp.
2.55%, 06/15/2031	35,000	27,460
4.50%, 08/15/2032	25,000	22,608
Duke Energy Indiana LLC
2.75%, 04/01/2050	20,000	12,419
Duke Energy Progress LLC
3.70%, 10/15/2046	15,000	11,311
4.00%, 04/01/2052	10,000	7,834
4.38%, 03/30/2044	21,000	17,537
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,066
Evergy, Inc.
2.45%, 09/15/2024	15,000	14,188
2.90%, 09/15/2029	10,000	8,261
Eversource Energy
3.38%, 03/01/2032	15,000	12,619
Exelon Corp.
4.10%, 03/15/2052*	5,000	3,858
Georgia Power Co.
4.30%, 03/15/2042	18,000	14,363
4.70%, 05/15/2032	10,000	9,365
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	5,000	4,796
ITC Holdings Corp.
2.95%, 05/14/2030*	20,000	16,421
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	20,000	15,868
MidAmerican Energy Co.
3.15%, 04/15/2050	5,000	3,399
3.65%, 08/01/2048	4,000	3,026
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	45,000	43,492
NRG Energy, Inc.
2.45%, 12/02/2027*	20,000	16,373
Oglethorpe Power Corp.
4.50%, 04/01/2047*	10,000	7,815
Pacific Gas & Electric Co.
2.50%, 02/01/2031	20,000	14,553
4.40%, 03/01/2032	10,000	8,222
4.95%, 07/01/2050	110,000	80,512
5.25%, 03/01/2052	10,000	7,554
5.90%, 06/15/2032	30,000	27,358
PacifiCorp
4.13%, 01/15/2049	5,000	3,975
4.15%, 02/15/2050	5,000	4,020
Puget Energy, Inc.
4.10%, 06/15/2030	20,000	17,623
Sempra Energy
3.40%, 02/01/2028	30,000	27,126
3.70%, 04/01/2029	3,000	2,679

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
3.80%, 02/01/2038	$ 2,000	$ 1,559
4.00%, 02/01/2048	5,000	3,728
Southern California Edison Co.
2.75%, 02/01/2032	25,000	19,802
2.85%, 08/01/2029	15,000	12,650
4.00%, 04/01/2047	10,000	7,286
4.13%, 03/01/2048	5,000	3,716
4.70%, 06/01/2027	35,000	33,970
Southern Co.
2.95%, 07/01/2023	10,000	9,884
3.25%, 07/01/2026	30,000	27,792
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	47,521
4.60%, 06/01/2032	8,000	7,414
		757,427
Electronics — 0.1%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,081
Entertainment — 0.4%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032*	25,000	20,567
5.14%, 03/15/2052*	100,000	72,682
WMG Acquisition Corp.
3.88%, 07/15/2030*	70,000	57,349
		150,598
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	90,000	82,039
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	15,000	14,153
Kellogg Co.
3.40%, 11/15/2027	20,000	18,359
Mondelez International, Inc.
3.00%, 03/17/2032	22,000	18,070
		50,582
Gas — 0.1%
NiSource, Inc.
3.49%, 05/15/2027	25,000	22,968
3.60%, 05/01/2030	21,000	18,316
		41,284
Healthcare-Products — 0.5%
Avantor Funding, Inc.
4.63%, 07/15/2028*	55,000	48,947
Baxter International, Inc.
2.54%, 02/01/2032	90,000	70,057
Hologic, Inc.
4.63%, 02/01/2028*	48,000	44,280
		163,284
Healthcare-Services — 0.5%
Anthem, Inc.
5.10%, 01/15/2044	5,000	4,536
Centene Corp.
4.63%, 12/15/2029	80,000	71,888
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,233
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Humana, Inc.
3.70%, 03/23/2029	$ 30,000	$ 26,903
Kaiser Foundation Hospitals
2.81%, 06/01/2041	15,000	10,468
3.00%, 06/01/2051	20,000	13,235
Sutter Health
3.36%, 08/15/2050	20,000	13,874
UnitedHealth Group, Inc.
2.75%, 05/15/2040	25,000	17,505
3.50%, 08/15/2039	5,000	3,928
4.20%, 05/15/2032	15,000	13,931
4.95%, 05/15/2062	5,000	4,451
		184,952
Home Builders — 0.2%
PulteGroup, Inc.
5.50%, 03/01/2026	44,000	43,404
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	40,000	35,107
		78,511
Insurance — 0.6%
Aon Corp.
2.20%, 11/15/2022	30,000	29,927
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	15,000	13,456
Athene Global Funding
2.65%, 10/04/2031*	45,000	33,852
2.72%, 01/07/2029*	30,000	24,275
Brighthouse Financial, Inc.
3.85%, 12/22/2051	5,000	3,027
5.63%, 05/15/2030	10,000	9,373
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	55,000	45,944
Marsh & McLennan Cos., Inc.
2.38%, 12/15/2031	8,000	6,286
4.75%, 03/15/2039	10,000	8,993
Unum Group
4.13%, 06/15/2051	5,000	3,332
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,418
		197,883
Internet — 0.4%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	75,524
NortonLifeLock, Inc.
5.00%, 04/15/2025*	70,000	66,675
6.75%, 09/30/2027*	5,000	4,797
		146,996
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	61,417
Iron/Steel — 0.1%
Vale Overseas, Ltd.
3.75%, 07/08/2030	25,000	20,250
Lodging — 0.0%
Las Vegas Sands Corp.
3.50%, 08/18/2026	20,000	17,497

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified — 0.1%
Otis Worldwide Corp.
2.57%, 02/15/2030	$ 35,000	$ 28,627
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	55,359
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	10,000	6,345
3.90%, 06/01/2052	20,000	12,382
4.40%, 04/01/2033	25,000	20,702
4.80%, 03/01/2050	5,000	3,607
5.13%, 07/01/2049	28,000	20,525
6.48%, 10/23/2045	15,000	13,209
Comcast Corp.
3.25%, 11/01/2039	30,000	22,034
3.40%, 07/15/2046	5,000	3,528
Cox Communications, Inc.
2.60%, 06/15/2031*	20,000	15,525
Discovery Communications LLC
3.80%, 03/13/2024	21,000	20,499
3.90%, 11/15/2024	35,000	34,026
4.00%, 09/15/2055	35,000	20,636
5.20%, 09/20/2047	15,000	11,071
5.30%, 05/15/2049	35,000	26,118
Paramount Global
4.20%, 05/19/2032	30,000	24,324
4.38%, 03/15/2043	15,000	9,995
4.95%, 01/15/2031	20,000	17,643
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	80,000	70,258
Time Warner Cable LLC
4.50%, 09/15/2042	25,000	17,260
5.88%, 11/15/2040	45,000	37,045
		462,091
Miscellaneous Manufacturing — 0.1%
Parker-Hannifin Corp.
4.25%, 09/15/2027	14,000	13,334
4.50%, 09/15/2029	15,000	14,141
		27,475
Office/Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	61,000	49,537
3.28%, 12/01/2028	5,000	4,173
3.57%, 12/01/2031	10,000	7,786
4.13%, 05/01/2025	15,000	14,173
Xerox Holdings Corp.
5.50%, 08/15/2028*	25,000	19,944
		95,613
Oil & Gas — 1.0%
Apache Corp.
4.88%, 11/15/2027	30,000	27,450
BP Capital Markets America, Inc.
2.94%, 06/04/2051	20,000	12,702
3.00%, 02/24/2050	10,000	6,486
3.38%, 02/08/2061	5,000	3,258
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
ConocoPhillips Co.
3.80%, 03/15/2052	$ 5,000	$ 3,821
4.03%, 03/15/2062*	5,000	3,779
Continental Resources, Inc.
5.75%, 01/15/2031*	10,000	9,038
Ecopetrol SA
4.63%, 11/02/2031	40,000	28,000
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	15,000	14,062
4.88%, 03/30/2026*	10,000	8,825
5.88%, 03/30/2031*	30,000	24,525
EQT Corp.
5.70%, 04/01/2028	5,000	4,902
Equinor ASA
3.63%, 04/06/2040	15,000	12,000
3.70%, 04/06/2050	15,000	11,634
Hess Corp.
7.13%, 03/15/2033	3,000	3,137
7.30%, 08/15/2031	30,000	31,683
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	45,875
Marathon Petroleum Corp.
4.70%, 05/01/2025	25,000	24,545
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	4,871
6.63%, 08/15/2037	5,000	4,893
7.38%, 11/01/2031	30,000	31,252
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,003
3.00%, 11/26/2051	2,000	1,326
3.25%, 04/06/2050	15,000	10,537
Viper Energy Partners LP
5.38%, 11/01/2027*	28,000	25,775
		361,379
Packaging & Containers — 0.4%
Ball Corp.
4.00%, 11/15/2023	100,000	98,020
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	36,621
		134,641
Pharmaceuticals — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029	10,000	8,755
4.63%, 10/01/2042	10,000	8,487
CVS Health Corp.
5.13%, 07/20/2045	20,000	17,513
		34,755
Pipelines — 1.0%
DCP Midstream Operating LP
5.13%, 05/15/2029	15,000	14,055
Energy Transfer LP
5.15%, 03/15/2045	10,000	7,870
6.13%, 12/15/2045	43,000	37,710
Enterprise Products Operating LLC
2.80%, 01/31/2030	5,000	4,175
4.25%, 02/15/2048	10,000	7,712
4.95%, 10/15/2054	10,000	8,154
EQM Midstream Partners LP
4.13%, 12/01/2026	35,000	29,651

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MPLX LP
1.75%, 03/01/2026	$ 5,000	$ 4,375
4.95%, 09/01/2032 to 03/14/2052	50,000	42,276
5.20%, 03/01/2047	5,000	4,109
NGPL PipeCo LLC
3.25%, 07/15/2031*	15,000	11,746
ONEOK, Inc.
3.10%, 03/15/2030	20,000	16,252
3.40%, 09/01/2029	15,000	12,583
6.35%, 01/15/2031	5,000	4,902
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	35,000	29,348
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	40,000	36,439
Targa Resources Corp.
4.20%, 02/01/2033	15,000	12,492
6.25%, 07/01/2052	15,000	13,627
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	5,000	4,124
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	10,000	8,454
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	13,650
Williams Cos., Inc.
4.65%, 08/15/2032	20,000	18,153
		341,857
REITS — 0.8%
American Tower Corp.
1.45%, 09/15/2026	15,000	12,788
2.40%, 03/15/2025	10,000	9,283
2.70%, 04/15/2031	10,000	7,847
3.65%, 03/15/2027	15,000	13,720
EPR Properties
4.95%, 04/15/2028	35,000	30,125
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	15,000	11,276
4.00%, 01/15/2031	20,000	16,348
5.30%, 01/15/2029	5,000	4,557
5.75%, 06/01/2028	15,000	14,046
SBA Tower Trust
2.84%, 01/15/2050*	40,000	37,422
3.45%, 03/15/2048*	60,000	59,448
VICI Properties LP
4.95%, 02/15/2030	29,000	26,208
5.13%, 05/15/2032	30,000	26,592
		269,660
Retail — 0.8%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,130
FirstCash, Inc.
4.63%, 09/01/2028*	55,000	46,040
5.63%, 01/01/2030*	40,000	34,200
Gap, Inc.
3.63%, 10/01/2029*	55,000	35,750
3.88%, 10/01/2031*	65,000	41,322
Home Depot, Inc.
3.30%, 04/15/2040	10,000	7,648
4.50%, 09/15/2032	52,000	49,703
Security Description	Shares or Principal Amount	Value

Retail (continued)
Lowe's Cos., Inc.
5.00%, 04/15/2033	$ 23,000	$ 21,726
McDonald's Corp.
3.35%, 04/01/2023	15,000	14,907
3.63%, 09/01/2049	15,000	10,921
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	25,000	23,394
		298,741
Semiconductors — 0.8%
Broadcom, Inc.
3.42%, 04/15/2033*	40,000	30,529
4.00%, 04/15/2029*	65,000	57,293
4.30%, 11/15/2032	15,000	12,595
Intel Corp.
3.05%, 08/12/2051	5,000	3,210
3.10%, 02/15/2060	10,000	6,033
4.00%, 08/05/2029	55,000	51,172
4.90%, 08/05/2052	20,000	17,662
Marvell Technology, Inc.
2.45%, 04/15/2028	13,000	10,739
2.95%, 04/15/2031	30,000	23,273
NVIDIA Corp.
3.50%, 04/01/2040	22,000	17,089
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	14,813
5.55%, 12/01/2028	10,000	9,658
Qorvo, Inc.
3.38%, 04/01/2031*	40,000	29,966
4.38%, 10/15/2029	5,000	4,283
		288,315
Software — 0.9%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	84,000	71,610
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	51,125
MSCI, Inc.
3.88%, 02/15/2031*	15,000	12,629
4.00%, 11/15/2029*	10,000	8,637
Open Text Corp.
3.88%, 12/01/2029*	50,000	38,512
Oracle Corp.
2.30%, 03/25/2028	20,000	16,703
3.60%, 04/01/2040 to 04/01/2050	31,000	19,980
3.85%, 04/01/2060	70,000	42,315
4.00%, 07/15/2046	20,000	13,516
4.10%, 03/25/2061	5,000	3,148
SS&C Technologies, Inc.
5.50%, 09/30/2027*	50,000	45,610
		323,785
Telecommunications — 0.7%
AT&T, Inc.
3.55%, 09/15/2055	26,000	17,078
3.65%, 06/01/2051 to 09/15/2059	27,000	18,185
3.80%, 12/01/2057	25,000	16,889
4.50%, 05/15/2035	10,000	8,661
Nokia Oyj
6.63%, 05/15/2039	15,000	13,906
Rogers Communications, Inc.
4.55%, 03/15/2052*	30,000	23,927

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
T-Mobile USA, Inc.
2.05%, 02/15/2028	$ 50,000	$ 41,490
3.88%, 04/15/2030	25,000	22,175
5.20%, 01/15/2033	15,000	14,346
5.65%, 01/15/2053	10,000	9,446
Verizon Communications, Inc.
2.85%, 09/03/2041	30,000	20,003
3.15%, 03/22/2030	35,000	29,771
4.27%, 01/15/2036	6,000	5,119
		240,996
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	32,965
4.00%, 07/15/2025*	10,000	9,531
4.40%, 07/01/2027*	20,000	18,768
		61,264
Water — 0.1%
American Water Capital Corp.
4.15%, 06/01/2049	6,000	4,799
4.45%, 06/01/2032	17,000	15,779
		20,578
Total Corporate Bonds & Notes (cost $9,416,014)		7,982,036
ASSET BACKED SECURITIES — 7.1%
Auto Loan Receivables — 0.8%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	40,000	38,790
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	35,000	34,469
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	83,759	82,645
Series 2020-1A, Class D 2.73%, 12/15/2025*	25,000	24,612
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	28,546
Series 2019-3A, Class D 2.72%, 11/15/2024*	60,000	59,634
		268,696
Home Equity — 0.5%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 4.66%, (1 ML+1.58%), 10/25/2034	9,783	9,203
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 3.18%, (1 ML+0.10%), 02/25/2037	27,580	14,328
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 3.58%, (1 ML+0.50%), 11/25/2036	168,578	157,012
		180,543
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities — 5.8%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(1)	$ 69,952	$ 64,812
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(1)	69,022	64,273
Affirm Asset Securitization Trust
Series 2020-Z1, Class A 3.46%, 10/15/2024*	15,510	15,388
Atrium XII FRS
Series 12A, Class AR 3.59%, (3 ML+0.83%), 04/22/2027*	210,509	207,183
Bayview Koitere Fund Trust VRS
Series 2017-RT4, Class A 3.50%, 07/28/2057*(2)	36,331	34,800
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 3.81%, (3 ML+1.10%), 04/20/2034*	250,000	239,419
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	49,375	40,660
Series 2019-1A, Class A2 3.67%, 10/25/2049*	48,750	42,035
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	57,750	54,355
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,849	93,980
KKR CLO, Ltd. FRS
Series 22A, Class A 3.86%, (3 ML+1.15%), 07/20/2031*	250,000	242,334
Madison Park Funding CLO XXXVIII, Ltd. FRS
Series 2021-38A, Class A 3.86%, (3 ML+1.12%), 07/17/2034*	250,000	238,805
OZLM XII, Ltd. FRS
Series 2015-12A, Class A1R 3.83%, (3 ML+1.05%), 04/30/2027*	25	25
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(1)	65,854	61,482
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(1)	84,832	76,531
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 3.21%, (1 ML+0.13%), 05/25/2037	57,807	45,185
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	21,951
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 3.64%, (3 ML+1.13%), 04/15/2034*	100,000	95,265
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 3.75%, (3 ML+1.24%), 04/15/2034*	100,000	95,659
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(1)	68,609	63,622
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(1)	71,002	65,670

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(1)	$ 70,714	$ 64,443
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	83,938	66,728
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,625	42,329
		2,036,934
Total Asset Backed Securities (cost $2,566,736)		2,486,173
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.4%
Commercial and Residential — 13.4%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	113,084
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	20,739	19,483
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	23,051	19,572
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	45,669	38,829
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	28,175	25,860
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	40,836	34,870
Angel Oak Mtg. Trust I LLC VRS
Series 2019-2, Class A1 3.63%, 03/25/2049*(2)	94	94
BANK VRS
Series 2017-BNK8, Class XA 0.84%, 11/15/2050(2)(3)	823,456	23,790
Series 2019-BN20, Class XA 0.94%, 09/15/2062(2)(3)	904,483	38,650
BBCMS Mtg. Trust FRS
Series 2017-DELC, Class A 3.79%, (1 ML+0.98%), 08/15/2036*	152,000	148,560
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 3.31%, 02/25/2036(2)	35,358	31,097
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.66%, 07/15/2051(2)(3)	353,357	6,346
Series 2018-B1, Class XA 0.68%, 01/15/2051(2)(3)	168,922	3,424
Series 2018-B8, Class XA 0.80%, 01/15/2052(2)(3)	960,653	26,665
Series 2019-B10, Class XA 1.38%, 03/15/2062(2)(3)	336,191	18,109
Series 2020-B22, Class XA 1.63%, 01/15/2054(2)(3)	163,414	14,658
Series 2020-B18, Class XA 1.92%, 07/15/2053(2)(3)	99,649	8,129
CIM Trust VRS
Series 2017-7, Class A 3.00%, 04/25/2057*(2)	3,697	3,686
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 2.76%, (1 Yr USTYCR+2.40%), 03/25/2036	$ 15,485	$ 14,555
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	37,422	30,889
Series 2021-HX1, Class A1 1.11%, 10/25/2066*(2)	78,662	64,682
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	125,105	119,316
Series 2013-WWP, Class A2 3.42%, 03/10/2031*	140,000	139,801
Series 2014-CR21, Class A3 3.53%, 12/10/2047	141,614	136,596
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	150,000	147,113
Series 2014-CR17, Class A5 3.98%, 05/10/2047	65,000	63,642
Series 2013-300P, Class A1 4.35%, 08/10/2030*	195,000	192,034
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	21,260	11,431
Credit Suisse Mtg. Capital Certs. VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	57,294	46,274
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	65,616	63,250
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.86%, 06/15/2057(2)(3)	1,028,415	14,595
CSMC Trust VRS
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(2)	93,586	80,181
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	27,989	24,931
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	113,944
Series 2016-C1, Class ASB 3.04%, 05/10/2049	60,397	58,092
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.83%, 09/15/2053(2)(3)	100,630	7,321
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 2.71%, 05/25/2035(2)	28,451	26,161
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(2)	60,980	51,554
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	125,000	118,755
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,445	29,631

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
GS Mtg. Securities Corp. Trust
Series 2014-GC20, Class A5 4.00%, 04/10/2047	$ 140,000	$ 137,712
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.46%, 07/10/2051(2)(3)	1,182,631	19,291
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	97,000	89,832
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.79%, 02/13/2053(2)(3)	995,210	33,960
GSR Mtg. Loan Trust VRS
Series 2006-AR2, Class 3A1 2.77%, 04/25/2036(2)	3,607	2,513
Series 2007-AR1, Class 2A1 3.03%, 03/25/2047(2)	10,805	7,295
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 3.62%, (1 ML+0.27%), 05/25/2035	20,732	19,273
Imperial Fund Mtg. Trust
Series 2022-NQM2, Class A1 3.64%, 03/25/2067*(1)	94,666	85,035
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	22,695
Series 2013-C16, Class A4 4.17%, 12/15/2046	68,000	67,104
Legacy Mtg. Asset Trust
Series 2019-GS7, Class A1 3.25%, 11/25/2059*(1)	71,851	71,784
LSTAR Securities Investment Trust FRS
Series 2021-1, Class A 4.93%, (1 ML+1.80%), 02/01/2026*	47,066	46,136
Series 2019-3, Class A1 6.63%, (1 ML+3.50%), 04/01/2024*	43,503	43,206
Series 2019-4, Class A1 6.63%, (1 ML+3.50%), 05/01/2024*	937	931
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 2.77%, 02/25/2035(2)	5,658	5,367
Series 2005-A1, Class 2A1 2.83%, 12/25/2034(2)	5,888	5,826
MFA Trust VRS
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(2)	57,441	46,600
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	34,782	32,006
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(2)(3)	212,880	3,189
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.48%, 06/15/2050(2)(3)	102,009	4,064
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	20,516	9,154
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
MortgageIT Trust FRS
Series 2005-4, Class A1 3.64%, (1 ML+0.56%), 10/25/2035	$ 28,755	$ 27,012
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 3.19%, (1 ML+0.75%), 01/25/2048*	37,195	35,996
Series 2017-5A, Class A1 4.58%, (1 ML+1.50%), 06/25/2057*	27,307	26,938
New Residential Mtg. Loan Trust VRS
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(2)	17,607	16,136
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(2)	37,840	35,915
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	29,880	27,913
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	28,941	26,843
Series 2017-1A, Class A1 4.00%, 02/25/2057*(2)	51,449	49,021
Series 2017-2A, Class A3 4.00%, 03/25/2057*(2)	51,900	49,278
Series 2017-3A, Class A1 4.00%, 04/25/2057*(2)	41,235	39,138
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	27,619	26,025
Series 2017-6A, Class A1 4.00%, 08/27/2057*(2)	47,721	45,073
Series 2018-1A, Class A1A 4.00%, 12/25/2057*(2)	34,996	33,264
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	78,582	66,714
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	8,041	6,994
OBX Trust VRS
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(2)	86,832	74,578
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(1)	84,276	75,797
Series 2021-3, Class A1 1.87%, 04/25/2026*(1)	75,376	68,631
Series 2021-4, Class A1 1.87%, 04/25/2026*(1)	73,996	67,797
Series 2021-9, Class A1 2.36%, 10/25/2026*(1)	78,333	72,327
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	95,000	87,188
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	54,285	44,274
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(2)	57,605	47,868
Series 2021-6, Class A1 1.92%, 11/25/2066*(2)	88,199	72,294
Toorak Mtg. Corp.
Series 2021-1, Class A1 2.24%, 06/25/2024*(1)	100,000	94,872

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(2)	$ 19,282	$ 18,988
Series 2017-2, Class A1 2.75%, 04/25/2057*(2)	7,889	7,816
Series 2017-6, Class A1 2.75%, 10/25/2057*(2)	39,050	37,522
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	94,574	77,286
UBS-Barclays Commercial Mtg. Trust
Series 2013-C5, Class A4 3.18%, 03/10/2046	48,376	48,193
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(2)	38,355	35,072
Series 2021-7, Class A1 1.83%, 10/25/2066*(2)	83,891	71,004
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5 3.82%, 08/15/2050	105,000	102,450
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.03%, 09/15/2057(2)(3)	542,922	11,646
Series 2015-NXS1, Class D 4.29%, 05/15/2048(2)	10,000	8,719
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 4.36%, 10/25/2036(2)	9,988	9,378
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	145,280	141,869
Series 2014-C19, Class A5 4.10%, 03/15/2047	55,111	54,225
		4,724,681
U.S. Government Agency — 2.0%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	79,000	74,575
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(2)(3)	199,398	7,628
Series K064, Class X1 0.74%, 03/25/2027(2)(3)	347,776	7,749
Series K124, Class X1 0.81%, 12/25/2030(2)(3)	289,406	13,106
Series K122, Class X1 0.97%, 11/25/2030(2)(3)	99,739	5,370
Series K121, Class X1 1.12%, 10/25/2030(2)(3)	122,885	7,495
Series K114, Class X1 1.21%, 06/25/2030(2)(3)	229,154	15,306
Series K104, Class X1 1.25%, 01/25/2030(2)(3)	187,311	11,723
Series K111, Class X1 1.68%, 05/25/2030(2)(3)	99,551	9,073
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	$ 12,217	$ 11,786
Series 3964, Class MD 2.00%, 01/15/2041	1,025	981
Series 5170, Class DP 2.00%, 07/25/2050	53,806	45,757
Series 4961, Class JB 2.50%, 12/15/2042	29,261	26,418
Series 3883, Class PB 3.00%, 05/15/2041	9,685	9,031
Series 1577, Class PK 6.50%, 09/15/2023	175	175
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	17,659	16,314
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 4.73%, (1 ML+1.65%), 04/25/2043*	2,735	2,729
Series 2019-HQA3, Class M2 4.93%, (1 ML+1.85%), 09/25/2049*	37,861	37,127
Series 2019-DNA3, Class M2 5.13%, (1 ML+2.05%), 07/25/2049*	23,255	22,921
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	16,818	15,438
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 5.23%, (1 ML+2.15%), 09/25/2031*	2,152	2,146
Series 2019-HRP1, Class M2 5.23%, (1 ML+2.15%), 11/25/2039*	13,609	13,277
Series 2017-C01, Class 1M2 6.63%, (1 ML+3.55%), 07/25/2029	16,975	17,151
Series 2016-C07, Class 2M2 7.43%, (1 ML+4.35%), 05/25/2029	29,178	29,844
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	11,332	10,819
Series 2011-117, Class MA 2.00%, 08/25/2040	1,207	1,167
Series 2012-21, Class PQ 2.00%, 09/25/2041	6,115	5,544
Series 2012-18, Class GA 2.00%, 12/25/2041	10,703	9,607
Series 2016-11, Class GA 2.50%, 03/25/2046	15,225	14,071
Series 2019-54, Class KC 2.50%, 09/25/2049	53,938	49,308
Series 2015-48, Class QB 3.00%, 02/25/2043	14,973	14,267
Series 2016-38, Class NA 3.00%, 01/25/2046	7,535	6,892
Series 2017-34, Class JK 3.00%, 05/25/2047	6,526	6,205
Series 2019-45, Class PT 3.00%, 08/25/2049	21,487	19,620
Series 2012-52, Class PA 3.50%, 05/25/2042	9,170	8,698
Series 2017-26, Class CG 3.50%, 07/25/2044	10,131	9,912

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2018-23, Class LA 3.50%, 04/25/2048	$ 20,397	$ 18,863
Series 2019-7, Class JA 3.50%, 03/25/2049	20,414	19,359
Series 2019-14, Class CA 3.50%, 04/25/2049	23,047	22,035
Series 2017-35, Class AH 3.50%, 04/25/2053	11,217	10,953
Series 2017-84, Class KA 3.50%, 04/25/2053	11,838	11,533
Series 2018-70, Class HA 3.50%, 10/25/2056	15,073	14,545
Series 2019-12, Class HA 3.50%, 11/25/2057	20,924	19,912
Series 2017-49, Class JA 4.00%, 07/25/2053	10,116	9,950
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	9,928	9,726
Series 2015-151, Class BA 1.70%, 10/20/2045	3,674	3,629
Series 2013-37, Class LG 2.00%, 01/20/2042	11,286	10,859
Series 2005-74, Class HA 7.50%, 09/16/2035	7	7
Series 2005-74, Class HB 7.50%, 09/16/2035	1,780	1,835
		712,436
Total Collateralized Mortgage Obligations (cost $5,996,508)		5,437,117
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 34.6%
U.S. Government — 11.1%
United States Treasury Bonds
1.13%, 08/15/2040	229,000	141,855
2.25%, 08/15/2046	175,000	126,014
2.50%, 02/15/2045(4)	528,000	402,538
2.88%, 08/15/2045	400,000	326,375
3.00%, 11/15/2045 to 08/15/2052	540,000	461,168
3.13%, 08/15/2044	505,000	431,519
3.38%, 05/15/2044(5)	495,000	441,594
United States Treasury Bonds TIPS
0.13%, 02/15/2052(6)	101,109	63,902
United States Treasury Notes
2.75%, 08/15/2032	285,000	260,597
2.88%, 06/15/2025	705,000	679,912
United States Treasury Notes TIPS
0.25%, 07/15/2029(6)	515,430	464,753
0.75%, 07/15/2028(6)	106,228	99,822
		3,900,049
U.S. Government Agency — 23.5%
Federal Home Loan Mtg. Corp.
2.00%, 05/01/2051	393,380	318,821
2.50%, 01/01/2028 to 12/01/2051	326,791	276,532
3.00%, 08/01/2027	12,125	11,770
3.50%, 03/01/2042 to 09/01/2043	39,307	36,144
4.00%, 09/01/2040 to 10/01/2043	20,893	19,873
4.50%, 01/01/2039	778	761
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.00%, 05/01/2034		$ 10,439	$ 10,410
5.50%, 05/01/2037 to 06/01/2037		3,821	3,951
6.50%, 05/01/2029 to 07/01/2035		1,410	1,456
Federal Home Loan Mtg. Corp. FRS
2.74%, (6 ML+1.49%), 02/01/2037		788	790
Federal National Mtg. Assoc.
2.00%, 12/01/2051 to 04/01/2052		1,072,133	870,095
2.50%, 04/01/2028 to 08/01/2052		113,827	98,116
2.66%, 03/01/2027		391,392	364,424
3.00%, 10/01/2027 to 01/01/2028		21,620	20,866
4.00%, 11/01/2025		675	652
4.50%, 01/01/2039 to 05/01/2041		18,462	18,007
5.00%, 05/01/2035 to 07/01/2040		7,115	7,117
5.50%, 12/01/2029 to 06/01/2038		23,604	24,070
6.00%, 06/01/2026 to 05/01/2034		37,207	38,286
6.50%, 06/01/2035 to 10/01/2037		12,791	13,184
7.00%, 06/01/2037		4,967	5,263
Federal National Mtg. Assoc. FRS
2.13%, (12 ML+1.82%), 10/01/2040		1,085	1,110
2.81%, (12 ML+1.57%), 05/01/2037		1,069	1,084
Government National Mtg. Assoc.
2.00%, October 30 TBA		75,000	62,443
2.50%, October 30 TBA		425,000	365,126
3.00%, October 30 TBA		350,000	309,271
3.50%, October 30 TBA		235,000	213,731
4.00%, 09/15/2040 to 11/15/2040		26,542	25,376
4.00%, October 30 TBA		125,000	116,724
4.50%, 02/15/2039 to 08/15/2041		38,108	37,542
5.50%, 05/15/2036		4,292	4,335
6.00%, 09/15/2032 to 12/15/2033		17,203	18,447
7.00%, 07/15/2033 to 11/15/2033		5,850	6,105
Uniform Mtg. Backed Securities
1.50%, October 30 TBA		450,000	385,822
2.00%, October 30 TBA		425,000	358,354
2.50%, October 30 TBA		2,000,000	1,677,617
3.00%, October 30 TBA		1,775,000	1,544,597
4.00%, October 30 TBA		665,000	617,021
4.50%, October 30 TBA		425,000	404,846
			8,290,139
Total U.S. Government & Agency Obligations (cost $13,421,712)			12,190,188
FOREIGN GOVERNMENT OBLIGATIONS — 2.7%
Sovereign — 2.7%
Arab Republic of Egypt
6.38%, 04/11/2031	EUR	100,000	56,843
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	593,000	102,087
Government of Hungary
1.63%, 04/28/2032	EUR	110,000	71,957
Government of Macedonia
3.68%, 06/03/2026*	EUR	100,000	85,624
Government of Romania
2.63%, 12/02/2040*	EUR	70,000	34,993
2.75%, 04/14/2041	EUR	25,000	12,529
3.38%, 02/08/2038	EUR	25,000	15,095
4.63%, 04/03/2049	EUR	42,000	27,044
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	100,000	70,812
Republic of Chile
1.25%, 01/22/2051	EUR	100,000	48,512

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	$ 66,817
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	58,823
Russian Federation
5.90%, 03/12/2031(7)(8)	RUB	10,755,000	56,276
United Mexican States
1.45%, 10/25/2033	EUR	100,000	64,233
4.75%, 03/08/2044		$ 24,000	18,391
7.75%, 05/29/2031	MXN	3,595,800	158,455
Total Foreign Government Obligations (cost $1,648,101)			948,491
MUNICIPAL SECURITIES — 1.5%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		5,000	4,693
6.14%, 12/01/2039		15,000	13,003
6.32%, 11/01/2029		45,000	42,550
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,392
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		80,000	71,911
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		75,000	67,901
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		35,000	32,941
5.18%, 11/15/2049		35,000	31,126
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		14,000	15,166
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		80,000	76,216
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		100,000	105,859
State of California General Obligation Bonds
7.30%, 10/01/2039		10,000	11,969
State of Illinois General Obligation Bonds
4.95%, 06/01/2023		19,091	19,086
5.00%, 01/01/2023		10,000	10,018
Total Municipal Securities (cost $561,078)			510,831
COMMON STOCKS — 30.8%
Advertising — 2.2%
Trade Desk, Inc., Class A†		13,059	780,275
Biotechnology — 2.6%
Illumina, Inc.†		911	173,810
Royalty Pharma PLC, Class A		18,535	744,736
			918,546
Security Description	Shares or Principal Amount	Value

Commercial Services — 1.7%
Adyen NV*†	287	$ 357,042
Block, Inc.†	4,382	240,966
		598,008
Diversified Financial Services — 0.3%
Coinbase Global, Inc., Class A†	1,582	102,023
Healthcare-Products — 0.3%
Intuitive Surgical, Inc.†	563	105,529
Internet — 10.0%
Airbnb, Inc., Class A†	1,712	179,828
Amazon.com, Inc.†	5,304	599,352
Chewy, Inc., Class A†	10,834	332,821
DoorDash, Inc., Class A†	5,391	266,585
Farfetch, Ltd., Class A†	11,123	82,866
IAC, Inc.†	976	54,051
Match Group, Inc.†	1,109	52,955
MercadoLibre, Inc.†	326	269,856
Okta, Inc.†	1,409	80,130
Pinterest, Inc., Class A†	8,114	189,056
Shopify, Inc., Class A†	16,231	437,263
Spotify Technology SA†	1,863	160,777
Uber Technologies, Inc.†	30,576	810,264
		3,515,804
Miscellaneous Manufacturing — 0.5%
Axon Enterprise, Inc.†	1,420	164,365
Retail — 0.5%
Floor & Decor Holdings, Inc., Class A†	2,425	170,381
Semiconductors — 1.6%
ASML Holding NV	1,389	576,921
Software — 11.1%
Cloudflare, Inc., Class A†	12,301	680,369
Coupa Software, Inc.†	1,774	104,311
Datadog, Inc., Class A†	6,164	547,240
ROBLOX Corp., Class A†	15,005	537,779
Snowflake, Inc., Class A†	5,408	919,144
Twilio, Inc., Class A†	979	67,688
Veeva Systems, Inc., Class A†	1,718	283,264
Zoom Video Communications, Inc., Class A†	2,336	171,906
ZoomInfo Technologies, Inc.†	14,617	608,944
		3,920,645
Total Common Stocks (cost $15,327,328)		10,852,497
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	$ 19,000	70
PURCHASED OPTIONS† — 0.2%
Purchased Options - Calls — 0.2%
Over the Counter call option on the USD vs CNH (Expiration Date: 11/10/2022; Strike Price: CNH 7.27; Counterparty: Goldman Sachs International)	3,922,155	20,646

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNH (Expiration Date: 07/21/2023; Strike Price: CNH 7.53 Counterparty: JPMorgan Chase Bank)	2,703,690	$ 25,115
Over the Counter call option on the USD vs. CNH (Expiration Date: 08/23/2023; Strike Price: CNH 7.57 Counterparty: Standard Chartered Bank)	3,104,281	28,584
Total Purchased Options (cost $46,110)		74,345
Total Long-Term Investment Securities (cost $48,983,587)		40,481,748
REPURCHASE AGREEMENTS — 2.7%
Bank of America Securities LLC Joint Repurchase Agreement(9)	$ 195,000	195,000
Barclays Capital, Inc. Joint Repurchase Agreement(9)	185,000	185,000
BNP Paribas SA Joint Repurchase Agreement(9)	185,000	185,000
Deutsche Bank AG Joint Repurchase Agreement(9)	210,000	210,000
RBS Securities, Inc. Joint Repurchase Agreement(9)	195,000	195,000
Total Repurchase Agreements (cost $970,000)		970,000
TOTAL INVESTMENTS (cost $49,953,587)(10)	117.6%	41,451,748
Other assets less liabilities	(17.6)	(6,205,750)
NET ASSETS	100.0%	$35,245,998
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income/Equity Portfolio has no right to demand registration of these securities. At September 30, 2022, the aggregate value of these securities was $8,032,879 representing 22.8% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2022.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	Securities classified as Level 3 (see Note 2).
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Russian Federation 5.90%, 03/12/2031	05/27/2021	RUB 10,755,000	$135,924	$56,276	$0.52	0.16%
(9)	See Note 2 for details of Joint Repurchase Agreements.
(10)	See Note 4 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
VRS—Variable Rate Security
BRL—Brazilian Real
CNH—Yuan Renminbi Offshore
EUR—Euro Currency
MXN—Mexican Peso
RUB—New Russian Ruble
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	Federative Republic of Brazil	0.00%	138,000	USD	138,000	Fixed 1.000%	Quarterly	Jun 2027	$7,194	$3,280	$10,474
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	Euro Buxl 30 Year Bonds	December 2022	$ 312,545	$ 287,429	$ 25,116
3	Short	Euro-BUND	December 2022	426,959	407,181	19,778
12	Short	U.S. Treasury Long Bonds	December 2022	1,631,953	1,516,875	115,078
1	Short	U.S. Treasury 5 Year Notes	December 2022	109,461	107,508	1,953
						$161,925
						Unrealized (Depreciation)
6	Long	Australian 10 Year Bonds	December 2022	$ 457,906	$ 449,482	$ (8,424)
4	Long	Canada 10 Year Bonds	December 2022	359,619	357,881	(1,738)
3	Long	U.S. Treasury Ultra 10 Year Notes	December 2022	378,070	355,453	(22,617)
2	Long	U.S. Treasury Ultra Bonds	December 2022	286,875	274,000	(12,875)
7	Long	U.S. Treasury 2 Year Notes	December 2022	1,441,570	1,437,734	(3,836)
1	Long	U.S. Treasury 10 Year Notes	December 2022	112,641	112,063	(578)
7	Short	Euro-Schatz	December 2022	732,795	735,190	(2,395)
						$ (52,463)
Net Unrealized Appreciation (Depreciation)						$109,462
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	508,000	USD	95,151	12/21/2022	$ 2,618	$ —
Citibank, N.A.	MXN	3,333,000	USD	162,734	12/21/2022	—	(450)
	USD	35,221	EUR	35,000	12/21/2022	—	(710)
						—	(1,160)
Deutsche Bank AG	EUR	807,000	USD	812,415	12/21/2022	16,683	—
HSBC Bank PLC	USD	8,857	EUR	9,000	12/21/2022	18	—

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Natwest Markets PLC	USD	30,842	EUR	32,000	12/21/2022	$ 711	$ —
Westpac Banking Corp.	USD	78,495	EUR	78,000	12/21/2022	—	(1,585)
Unrealized Appreciation (Depreciation)						$ 20,030	$ (2,745)
BRL—Brazilian Real
EUR—Euro Currency
MXN—Mexican Peso
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 7,982,036	$ —	$ 7,982,036
Asset Backed Securities	—	2,486,173	—	2,486,173
Collateralized Mortgage Obligations	—	5,437,117	—	5,437,117
U.S. Government & Agency Obligations	—	12,190,188	—	12,190,188
Foreign Government Obligations:
Sovereign	—	892,215	56,276	948,491
Municipal Securities	—	510,831	—	510,831
Common Stocks:
Commercial Services	240,966	357,042	—	598,008
Other Industries	10,254,489	—	—	10,254,489
Escrows and Litigation Trusts	—	70	—	70
Purchased Options	—	74,345	—	74,345
Repurchase Agreements	—	970,000	—	970,000
Total Investments at Value	$10,495,455	$30,900,017	$56,276	$41,451,748
Other Financial Instruments:†
Swaps	$ —	$ 3,280	$ —	$ 3,280
Futures Contracts	161,925	—	—	161,925
Forward Foreign Currency Contracts	—	20,030	—	20,030
Total Other Financial Instruments	$ 161,925	$ 23,310	$ —	$ 185,235
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 52,463	$ —	$ —	$ 52,463
Forward Foreign Currency Contracts	—	2,745	—	2,745
Total Other Financial Instruments	$ 52,463	$ 2,745	$ —	$ 55,208
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO PROFILE — September 30, 2022 — (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	43.8%
Collateralized Mortgage Obligations	17.2
Other Asset Backed Securities	7.5
Software	6.9
Banks	5.8
Internet	5.6
Foreign Government Obligations	3.4
Electric	2.6
Repurchase Agreements	2.3
Semiconductors	1.8
Commercial Services	1.8
Municipal Securities	1.7
Biotechnology	1.6
Media	1.5
Advertising	1.3
Diversified Financial Services	1.3
Retail	1.3
Oil & Gas	1.3
Pipelines	1.2
REITS	1.0
Auto Loan Receivables	0.9
Telecommunications	0.8
Insurance	0.7
Healthcare-Products	0.7
Healthcare-Services	0.6
Home Equity	0.6
Entertainment	0.5
Packaging & Containers	0.5
Building Materials	0.4
Computers	0.4
Apparel	0.4
Agriculture	0.3
Credit Card Receivables	0.3
Aerospace/Defense	0.3
Miscellaneous Manufacturing	0.3
Beverages	0.3
Office/Business Equipment	0.3
Environmental Control	0.3
Home Builders	0.3
Trucking & Leasing	0.2
Investment Companies	0.2
Food	0.2
Pharmaceuticals	0.1
Gas	0.1
Machinery-Diversified	0.1
Purchased Options	0.1
Auto Manufacturers	0.1
Chemicals	0.1
Water	0.1
Iron/Steel	0.1
Electronics	0.1
Lodging	0.1
121.4%
Credit Quality†#
Aaa	53.9%
Aa	0.8
A	9.4
Baa	12.6
Ba	6.5
B	1.1
Caa	0.6
Ca	0.2
Not Rated@	14.9

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 27.8%
Advertising — 0.2%
Lamar Media Corp.
3.75%, 02/15/2028	$ 15,000	$ 13,103
4.88%, 01/15/2029	35,000	31,197
		44,300
Aerospace/Defense — 0.3%
Boeing Co.
5.04%, 05/01/2027	15,000	14,450
5.15%, 05/01/2030	17,000	15,726
L3Harris Technologies, Inc.
3.85%, 06/15/2023	40,000	39,810
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	14,044
Raytheon Technologies Corp.
2.38%, 03/15/2032	10,000	7,853
		91,883
Agriculture — 0.3%
BAT Capital Corp.
4.74%, 03/16/2032	60,000	50,192
BAT International Finance PLC
4.45%, 03/16/2028	17,000	15,152
Cargill, Inc.
4.00%, 06/22/2032*	20,000	18,204
Reynolds American, Inc.
5.70%, 08/15/2035	20,000	16,914
		100,462
Apparel — 0.4%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	26,968
William Carter Co.
5.63%, 03/15/2027*	90,000	84,145
		111,113
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.
3.60%, 06/21/2030	35,000	28,351
Banks — 5.8%
Bank of America Corp.
1.90%, 07/23/2031	5,000	3,723
2.30%, 07/21/2032	20,000	14,947
2.46%, 10/22/2025	35,000	32,770
2.57%, 10/20/2032	20,000	15,297
2.69%, 04/22/2032	105,000	81,977
3.19%, 07/23/2030	20,000	16,856
3.31%, 04/22/2042	45,000	31,636
4.08%, 03/20/2051	60,000	45,257
4.95%, 07/22/2028	25,000	24,021
5.02%, 07/22/2033	15,000	13,915
Citigroup, Inc.
1.28%, 11/03/2025	30,000	27,405
2.52%, 11/03/2032	50,000	37,887
3.06%, 01/25/2033	25,000	19,688
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	45,000	33,929
2.62%, 04/22/2032	60,000	46,508
2.65%, 10/21/2032	5,000	3,832
3.10%, 02/24/2033	15,000	11,914
3.81%, 04/23/2029	30,000	26,598
4.02%, 10/31/2038	10,000	7,898
4.48%, 08/23/2028	70,000	65,695
Security Description	Shares or Principal Amount	Value

Banks (continued)
HSBC Holdings PLC
5.21%, 08/11/2028	$ 200,000	$ 186,974
JPMorgan Chase & Co.
2.55%, 11/08/2032	40,000	30,353
2.58%, 04/22/2032	15,000	11,627
3.11%, 04/22/2041 to 04/22/2051	20,000	13,549
3.16%, 04/22/2042	25,000	17,117
3.22%, 03/01/2025	10,000	9,678
3.51%, 01/23/2029	30,000	26,537
3.70%, 05/06/2030	55,000	48,014
3.80%, 07/23/2024	40,000	39,453
3.96%, 01/29/2027	55,000	51,897
4.01%, 04/23/2029	73,000	65,817
4.02%, 12/05/2024	10,000	9,840
4.59%, 04/26/2033	5,000	4,499
4.85%, 07/25/2028	35,000	33,606
4.91%, 07/25/2033	5,000	4,611
Morgan Stanley
1.59%, 05/04/2027	65,000	56,166
1.79%, 02/13/2032	70,000	51,157
1.93%, 04/28/2032	42,000	30,662
2.24%, 07/21/2032	25,000	18,780
2.48%, 01/21/2028	35,000	30,590
2.51%, 10/20/2032	5,000	3,821
2.70%, 01/22/2031	5,000	4,054
3.13%, 07/27/2026	11,000	10,129
3.59%, 07/22/2028	20,000	17,992
4.21%, 04/20/2028	20,000	18,714
4.68%, 07/17/2026	25,000	24,343
4.89%, 07/20/2033	5,000	4,633
Wells Fargo & Co.
3.00%, 10/23/2026	120,000	108,767
3.35%, 03/02/2033	55,000	44,603
3.91%, 04/25/2026	30,000	28,679
4.81%, 07/25/2028	25,000	23,843
4.90%, 07/25/2033	80,000	73,755
		1,666,013
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 07/15/2042	15,000	11,394
5.45%, 01/23/2039	40,000	38,116
Constellation Brands, Inc.
3.15%, 08/01/2029	15,000	12,886
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	30,000	27,246
		89,642
Biotechnology — 0.3%
CSL Finance PLC
4.05%, 04/27/2029*	13,000	11,974
4.25%, 04/27/2032*	20,000	18,258
Royalty Pharma PLC
1.75%, 09/02/2027	5,000	4,132
2.15%, 09/02/2031	43,000	31,674
2.20%, 09/02/2030	10,000	7,622
3.55%, 09/02/2050	20,000	12,464
		86,124
Building Materials — 0.4%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	46,750

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Standard Industries, Inc.
3.38%, 01/15/2031*	$ 10,000	$ 7,033
4.38%, 07/15/2030*	50,000	38,250
4.75%, 01/15/2028*	40,000	33,795
		125,828
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	25,000	23,660
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,053
		27,713
Commercial Services — 0.9%
Gartner, Inc.
3.63%, 06/15/2029*	15,000	12,488
4.50%, 07/01/2028*	25,000	22,355
Global Payments, Inc.
2.15%, 01/15/2027	5,000	4,278
3.20%, 08/15/2029	35,000	29,163
5.30%, 08/15/2029	10,000	9,404
Howard University
2.80%, 10/01/2030	15,000	12,482
2.90%, 10/01/2031	10,000	8,177
3.48%, 10/01/2041	15,000	11,005
Service Corp. International
3.38%, 08/15/2030	50,000	39,104
5.13%, 06/01/2029	77,000	69,976
United Rentals North America, Inc.
4.88%, 01/15/2028	40,000	36,674
		255,106
Computers — 0.4%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	105,000	90,328
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	22,000	14,752
Leidos, Inc.
3.63%, 05/15/2025	20,000	19,167
		124,247
Diversified Financial Services — 1.1%
Capital One Financial Corp.
1.88%, 11/02/2027	60,000	50,948
5.25%, 07/26/2030	50,000	46,560
5.27%, 05/10/2033	25,000	23,091
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	151,041
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	6,000	5,675
4.60%, 03/15/2033	5,000	4,657
4.95%, 06/15/2052	5,000	4,439
Navient Corp.
7.25%, 09/25/2023	27,000	26,895
Springleaf Finance Corp.
6.13%, 03/15/2024	10,000	9,632
		322,938
Electric — 2.6%
AES Corp.
3.30%, 07/15/2025*	25,000	23,053
Security Description	Shares or Principal Amount	Value

Electric (continued)
Alabama Power Co.
3.45%, 10/01/2049	$ 15,000	$ 10,623
4.15%, 08/15/2044	15,000	12,152
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	10,000	7,560
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	15,000	12,608
Commonwealth Edison Co.
3.65%, 06/15/2046	15,000	11,257
4.00%, 03/01/2048	5,000	4,005
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	20,000	13,271
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	12,315
Duke Energy Corp.
2.55%, 06/15/2031	30,000	23,537
4.50%, 08/15/2032	25,000	22,608
Duke Energy Indiana LLC
2.75%, 04/01/2050	30,000	18,628
Duke Energy Progress LLC
3.70%, 10/15/2046	15,000	11,311
4.00%, 04/01/2052	10,000	7,834
4.38%, 03/30/2044	15,000	12,526
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,066
Evergy, Inc.
2.45%, 09/15/2024	15,000	14,188
2.90%, 09/15/2029	10,000	8,261
Exelon Corp.
4.10%, 03/15/2052*	5,000	3,858
Georgia Power Co.
4.30%, 03/15/2042	22,000	17,555
4.70%, 05/15/2032	10,000	9,365
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	10,000	9,592
ITC Holdings Corp.
2.95%, 05/14/2030*	20,000	16,421
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	15,000	11,901
MidAmerican Energy Co.
3.15%, 04/15/2050	10,000	6,799
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	45,000	43,492
NRG Energy, Inc.
2.45%, 12/02/2027*	20,000	16,373
Oglethorpe Power Corp.
4.50%, 04/01/2047*	15,000	11,722
Pacific Gas & Electric Co.
2.50%, 02/01/2031	35,000	25,468
4.95%, 07/01/2050	105,000	76,852
5.25%, 03/01/2052	10,000	7,554
5.90%, 06/15/2032	30,000	27,358
PacifiCorp
4.13%, 01/15/2049	5,000	3,975
4.15%, 02/15/2050	5,000	4,020
Puget Energy, Inc.
4.10%, 06/15/2030	20,000	17,623
Sempra Energy
3.40%, 02/01/2028	30,000	27,126
3.80%, 02/01/2038	2,000	1,559
4.00%, 02/01/2048	5,000	3,728

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Southern California Edison Co.
2.75%, 02/01/2032	$ 30,000	$ 23,762
2.85%, 08/01/2029	15,000	12,650
4.00%, 04/01/2047	7,000	5,100
4.13%, 03/01/2048	5,000	3,716
4.70%, 06/01/2027	30,000	29,117
Southern Co.
2.95%, 07/01/2023	10,000	9,884
3.25%, 07/01/2026	25,000	23,160
3.70%, 04/30/2030	5,000	4,401
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	47,521
4.60%, 06/01/2032	13,000	12,048
		743,503
Electronics — 0.1%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,081
Entertainment — 0.5%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032*	25,000	20,567
5.14%, 03/15/2052*	107,000	77,770
WMG Acquisition Corp.
3.88%, 07/15/2030*	65,000	53,252
		151,589
Environmental Control — 0.3%
Clean Harbors, Inc.
4.88%, 07/15/2027*	85,000	77,482
Food — 0.2%
Conagra Brands, Inc.
4.85%, 11/01/2028	15,000	14,153
Kellogg Co.
3.40%, 11/15/2027	20,000	18,359
Mondelez International, Inc.
3.00%, 03/17/2032	20,000	16,427
		48,939
Gas — 0.1%
NiSource, Inc.
3.49%, 05/15/2027	30,000	27,562
3.60%, 05/01/2030	15,000	13,083
		40,645
Healthcare-Products — 0.5%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	44,497
Baxter International, Inc.
2.54%, 02/01/2032	90,000	70,057
Hologic, Inc.
4.63%, 02/01/2028*	44,000	40,590
		155,144
Healthcare-Services — 0.6%
Anthem, Inc.
5.10%, 01/15/2044	5,000	4,536
Centene Corp.
4.63%, 12/15/2029	80,000	71,888
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,233
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Humana, Inc.
3.70%, 03/23/2029	$ 30,000	$ 26,903
Kaiser Foundation Hospitals
2.81%, 06/01/2041	15,000	10,468
3.00%, 06/01/2051	20,000	13,235
Sutter Health
3.36%, 08/15/2050	15,000	10,405
UnitedHealth Group, Inc.
2.75%, 05/15/2040	20,000	14,004
3.50%, 08/15/2039	10,000	7,857
4.20%, 05/15/2032	15,000	13,931
4.95%, 05/15/2062	5,000	4,451
		181,911
Home Builders — 0.3%
PulteGroup, Inc.
5.50%, 03/01/2026	42,000	41,431
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	37,000	32,474
		73,905
Insurance — 0.7%
Aon Corp.
2.20%, 11/15/2022	30,000	29,927
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	15,000	13,455
Athene Global Funding
2.65%, 10/04/2031*	45,000	33,852
2.72%, 01/07/2029*	29,000	23,466
Brighthouse Financial, Inc.
5.63%, 05/15/2030	15,000	14,060
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	56,000	46,779
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	15,000	13,489
Unum Group
4.13%, 06/15/2051	10,000	6,664
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,418
		201,110
Internet — 0.5%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	75,524
NortonLifeLock, Inc.
5.00%, 04/15/2025*	70,000	66,675
6.75%, 09/30/2027*	5,000	4,797
		146,996
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	61,417
Iron/Steel — 0.1%
Vale Overseas, Ltd.
3.75%, 07/08/2030	25,000	20,250
Lodging — 0.1%
Las Vegas Sands Corp.
3.50%, 08/18/2026	20,000	17,497
Machinery-Diversified — 0.1%
Otis Worldwide Corp.
2.57%, 02/15/2030	40,000	32,717

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	$ 70,000	$ 55,359
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	10,000	6,345
4.40%, 04/01/2033	25,000	20,702
4.80%, 03/01/2050	35,000	25,249
5.13%, 07/01/2049	13,000	9,529
6.48%, 10/23/2045	20,000	17,612
Comcast Corp.
3.20%, 07/15/2036	10,000	7,732
3.25%, 11/01/2039	25,000	18,362
3.40%, 07/15/2046	5,000	3,528
Cox Communications, Inc.
2.60%, 06/15/2031*	25,000	19,406
Discovery Communications LLC
3.90%, 11/15/2024	15,000	14,583
4.00%, 09/15/2055	31,000	18,277
5.20%, 09/20/2047	15,000	11,070
5.30%, 05/15/2049	40,000	29,849
Paramount Global
4.20%, 05/19/2032	20,000	16,216
4.38%, 03/15/2043	15,000	9,995
4.95%, 01/15/2031	28,000	24,700
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	75,000	65,867
Time Warner Cable LLC
4.50%, 09/15/2042	25,000	17,260
5.88%, 11/15/2040	45,000	37,045
		428,686
Miscellaneous Manufacturing — 0.1%
Parker-Hannifin Corp.
4.25%, 09/15/2027	9,000	8,572
4.50%, 09/15/2029	15,000	14,141
		22,713
Office/Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	5,000	4,337
3.25%, 02/15/2029	64,000	51,973
3.57%, 12/01/2031	10,000	7,786
4.13%, 05/01/2025	10,000	9,449
Xerox Holdings Corp.
5.50%, 08/15/2028*	20,000	15,955
		89,500
Oil & Gas — 1.3%
Apache Corp.
4.88%, 11/15/2027	30,000	27,450
BP Capital Markets America, Inc.
2.94%, 06/04/2051	25,000	15,877
3.00%, 02/24/2050	5,000	3,243
3.38%, 02/08/2061	5,000	3,258
3.63%, 04/06/2030	7,000	6,289
ConocoPhillips Co.
3.80%, 03/15/2052	5,000	3,821
4.03%, 03/15/2062*	5,000	3,779
Continental Resources, Inc.
5.75%, 01/15/2031*	10,000	9,038
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Ecopetrol SA
4.63%, 11/02/2031	$ 40,000	$ 28,000
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	10,000	9,375
4.88%, 03/30/2026*	10,000	8,825
5.88%, 03/30/2031*	30,000	24,525
EQT Corp.
5.70%, 04/01/2028	5,000	4,902
Equinor ASA
3.63%, 04/06/2040	10,000	8,000
3.70%, 04/06/2050	15,000	11,634
Hess Corp.
7.13%, 03/15/2033	3,000	3,137
7.30%, 08/15/2031	30,000	31,683
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	45,875
Marathon Petroleum Corp.
4.70%, 05/01/2025	25,000	24,545
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	4,871
6.63%, 08/15/2037	5,000	4,893
7.38%, 11/01/2031	30,000	31,252
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,003
3.00%, 11/26/2051	5,000	3,315
3.25%, 04/06/2050	15,000	10,537
Viper Energy Partners LP
5.38%, 11/01/2027*	27,000	24,854
		359,981
Packaging & Containers — 0.5%
Ball Corp.
4.00%, 11/15/2023	100,000	98,020
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	36,622
		134,642
Pharmaceuticals — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029	15,000	13,132
4.63%, 10/01/2042	10,000	8,488
CVS Health Corp.
4.13%, 04/01/2040	5,000	3,981
5.13%, 07/20/2045	20,000	17,513
		43,114
Pipelines — 1.2%
DCP Midstream Operating LP
5.13%, 05/15/2029	15,000	14,055
Energy Transfer LP
5.15%, 03/15/2045	10,000	7,870
6.13%, 12/15/2045	45,000	39,464
Enterprise Products Operating LLC
2.80%, 01/31/2030	5,000	4,176
4.25%, 02/15/2048	10,000	7,712
4.95%, 10/15/2054	10,000	8,154
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	25,415
MPLX LP
4.95%, 09/01/2032 to 03/14/2052	55,000	46,818
5.20%, 03/01/2047	5,000	4,109
NGPL PipeCo LLC
3.25%, 07/15/2031*	15,000	11,746

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
ONEOK, Inc.
3.10%, 03/15/2030	$ 24,000	$ 19,502
3.40%, 09/01/2029	15,000	12,583
6.35%, 01/15/2031	5,000	4,902
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	35,000	29,348
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	40,000	36,439
Targa Resources Corp.
4.20%, 02/01/2033	15,000	12,492
6.25%, 07/01/2052	15,000	13,627
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	5,000	4,124
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	10,000	8,454
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	13,650
Williams Cos., Inc.
4.65%, 08/15/2032	20,000	18,153
		342,793
REITS — 1.0%
American Tower Corp.
1.45%, 09/15/2026	15,000	12,787
2.40%, 03/15/2025	15,000	13,925
2.70%, 04/15/2031	5,000	3,924
3.65%, 03/15/2027	15,000	13,720
EPR Properties
4.95%, 04/15/2028	30,000	25,821
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	15,000	11,276
4.00%, 01/15/2031	15,000	12,261
5.30%, 01/15/2029	25,000	22,786
5.75%, 06/01/2028	10,000	9,364
SBA Tower Trust
2.84%, 01/15/2050*	40,000	37,422
3.45%, 03/15/2048*	70,000	69,356
VICI Properties LP
4.95%, 02/15/2030	26,000	23,497
5.13%, 05/15/2032	30,000	26,592
		282,731
Retail — 1.0%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,130
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	41,855
5.63%, 01/01/2030*	40,000	34,200
Gap, Inc.
3.63%, 10/01/2029*	52,000	33,800
3.88%, 10/01/2031*	58,000	36,872
Home Depot, Inc.
3.30%, 04/15/2040	10,000	7,647
4.50%, 09/15/2032	53,000	50,659
Lowe's Cos., Inc.
5.00%, 04/15/2033	22,000	20,781
McDonald's Corp.
3.35%, 04/01/2023	20,000	19,877
3.63%, 09/01/2049	15,000	10,921
Security Description	Shares or Principal Amount	Value

Retail (continued)
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	$ 25,000	$ 23,394
		293,136
Semiconductors — 1.0%
Broadcom, Inc.
3.42%, 04/15/2033*	35,000	26,713
4.00%, 04/15/2029*	65,000	57,293
4.30%, 11/15/2032	15,000	12,594
Intel Corp.
3.05%, 08/12/2051	10,000	6,420
3.10%, 02/15/2060	5,000	3,017
4.00%, 08/05/2029	55,000	51,172
4.90%, 08/05/2052	20,000	17,662
Marvell Technology, Inc.
2.45%, 04/15/2028	15,000	12,391
2.95%, 04/15/2031	30,000	23,273
NVIDIA Corp.
3.50%, 04/01/2040	22,000	17,089
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	14,813
5.55%, 12/01/2028	10,000	9,658
Qorvo, Inc.
3.38%, 04/01/2031*	35,000	26,220
4.38%, 10/15/2029	10,000	8,566
		286,881
Software — 1.2%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	84,000	71,610
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	51,125
MSCI, Inc.
3.88%, 02/15/2031*	20,000	16,839
4.00%, 11/15/2029*	10,000	8,637
Open Text Corp.
3.88%, 12/01/2029*	50,000	38,512
Oracle Corp.
2.30%, 03/25/2028	25,000	20,879
3.60%, 04/01/2040 to 04/01/2050	21,000	13,723
3.85%, 04/01/2060	70,000	42,315
4.00%, 07/15/2046	20,000	13,516
4.10%, 03/25/2061	15,000	9,444
SS&C Technologies, Inc.
5.50%, 09/30/2027*	50,000	45,610
		332,210
Telecommunications — 0.8%
AT&T, Inc.
3.55%, 09/15/2055	97,000	63,713
3.80%, 12/01/2057	5,000	3,378
4.50%, 05/15/2035	5,000	4,330
Nokia Oyj
6.63%, 05/15/2039	15,000	13,906
Rogers Communications, Inc.
4.55%, 03/15/2052*	25,000	19,939
T-Mobile USA, Inc.
2.05%, 02/15/2028	35,000	29,043
3.88%, 04/15/2030	30,000	26,610
4.50%, 04/15/2050	5,000	4,003
5.20%, 01/15/2033	15,000	14,346
5.65%, 01/15/2053	10,000	9,446

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Verizon Communications, Inc.
2.85%, 09/03/2041	$ 35,000	$ 23,337
3.15%, 03/22/2030	35,000	29,771
		241,822
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	32,965
4.00%, 07/15/2025*	10,000	9,531
4.40%, 07/01/2027*	28,000	26,275
		68,771
Water — 0.1%
American Water Capital Corp.
4.15%, 06/01/2049	6,000	4,799
4.45%, 06/01/2032	17,000	15,779
		20,578
Total Corporate Bonds & Notes (cost $9,439,654)		7,993,464
ASSET BACKED SECURITIES — 9.3%
Auto Loan Receivables — 0.9%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	40,000	38,790
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	35,000	34,469
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	78,832	77,784
Series 2020-1A, Class D 2.73%, 12/15/2025*	25,000	24,612
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	28,546
Series 2019-3A, Class D 2.72%, 11/15/2024*	55,000	54,664
		258,865
Credit Card Receivables — 0.3%
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A 1.54%, 03/20/2026*	100,000	95,000
Home Equity — 0.6%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 4.66%, (1 ML+1.58%), 10/25/2034	1,956	1,840
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 3.18%, (1 ML+0.10%), 02/25/2037	33,326	17,314
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 3.58%, (1 ML+0.50%), 11/25/2036	164,364	153,087
		172,241
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities — 7.5%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(1)	$ 69,952	$ 64,812
Atrium XII FRS
Series 12A, Class AR 3.59%, (3 ML+0.83%), 04/22/2027*	210,509	207,183
Bayview Koitere Fund Trust VRS
Series 2017-RT4, Class A 3.50%, 07/28/2057*(2)	36,331	34,800
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 3.81%, (3 ML+1.10%), 04/20/2034*	250,000	239,419
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 3.97%, (3 ML+1.19%), 01/25/2035*	250,000	234,999
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	49,375	40,660
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	57,750	54,355
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,849	93,980
Madison Park Funding CLO XXXVIII, Ltd. FRS
Series 2021-38A, Class A 3.86%, (3 ML+1.12%), 07/17/2034*	250,000	238,805
MF1, Ltd. FRS
Series 2022-FL8, Class AS 4.03%, (SOFR30A+1.75%), 02/19/2037*	100,000	96,502
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(1)	64,541	59,106
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(1)	65,854	61,482
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(1)	84,833	76,531
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 3.21%, (1 ML+0.13%), 05/25/2037	67,090	52,441
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	21,951
TICP CLO III-2, Ltd. FRS
Series 2018-3R, Class A 3.55%, (3 ML+0.84%), 04/20/2028*	89,105	88,188
VCAT LLC
Series 2021-NPL3, Class A1 1.74%, 05/25/2051*(1)	65,962	60,465
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 3.64%, (3 ML+1.13%), 04/15/2034*	100,000	95,266
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 3.75%, (3 ML+1.24%), 04/15/2034*	100,000	95,659
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(1)	68,609	63,622

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(1)	$ 71,002	$ 65,670
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	79,000	62,803
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,625	42,329
		2,151,028
Total Asset Backed Securities (cost $2,768,253)		2,677,134
COLLATERALIZED MORTGAGE OBLIGATIONS — 17.2%
Commercial and Residential — 14.8%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	113,084
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(2)	51,602	42,641
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	20,739	19,483
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	23,051	19,572
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	42,815	36,402
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	25,725	23,612
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	40,836	34,870
Angel Oak Mtg. Trust I LLC VRS
Series 2019-2, Class A1 3.63%, 03/25/2049*(2)	94	94
BANK VRS
Series 2017-BNK8, Class XA 0.84%, 11/15/2050(2)(3)	823,456	23,790
Series 2019-BN20, Class XA 0.94%, 09/15/2062(2)(3)	904,483	38,650
BBCMS Mtg. Trust FRS
Series 2017-DELC, Class A 3.79%, (1 ML+0.98%), 08/15/2036*	153,000	149,537
BBCMS Mtg. Trust VRS
Series 2022-C16, Class A5 4.60%, 06/15/2055(2)	15,000	14,314
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 3.31%, 02/25/2036(2)	42,020	36,956
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.66%, 07/15/2051(2)(3)	353,357	6,346
Series 2018-B1, Class XA 0.68%, 01/15/2051(2)(3)	170,523	3,456
Series 2018-B8, Class XA 0.80%, 01/15/2052(2)(3)	960,653	26,665
Series 2019-B10, Class XA 1.38%, 03/15/2062(2)(3)	313,449	16,884
Series 2020-B22, Class XA 1.63%, 01/15/2054(2)(3)	158,432	14,212
Series 2020-B18, Class XA 1.92%, 07/15/2053(2)(3)	99,649	8,129
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BX Trust FRS
Series 2022-PSB, Class A 5.30%, (TSFR1M+2.45%), 08/15/2039*	$ 35,000	$ 34,919
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 5.37%, (1 ML+2.55%), 12/15/2037*	100,000	93,175
CIM Trust VRS
Series 2017-7, Class A 3.00%, 04/25/2057*(2)	3,697	3,686
Citigroup Commercial Mtg. Trust
Series 2014-GC19, Class A4 4.02%, 03/10/2047	75,000	73,726
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 2.76%, (1 Yr USTYCR+2.40%), 03/25/2036	17,099	16,071
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	37,422	30,889
Series 2021-3, Class A1 0.96%, 09/27/2066*(2)	80,871	64,632
Commercial Mtg. Trust
Series 2013-WWP, Class A2 3.42%, 03/10/2031*	155,000	154,780
Series 2014-CR21, Class A3 3.53%, 12/10/2047	141,668	136,648
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	149,000	146,133
Series 2014-CR17, Class A5 3.98%, 05/10/2047	75,000	73,433
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	23,222	12,486
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	62,163	59,921
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.86%, 06/15/2057(2)(3)	1,020,323	14,481
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(2)	73,725	57,088
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	27,989	24,931
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	113,944
Series 2016-C1, Class ASB 3.04%, 05/10/2049	60,397	58,092
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.83%, 09/15/2053(2)(3)	99,634	7,248
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 2.71%, 05/25/2035(2)	31,702	29,151
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	60,464	50,209

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	$ 160,000	$ 152,006
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	40,000	38,930
GS Mtg. Securities Corp. Trust
Series 2014-GC20, Class A5 4.00%, 04/10/2047	140,000	137,712
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.46%, 07/10/2051(2)(3)	1,108,840	18,087
GSR Mtg. Loan Trust VRS
Series 2006-AR2, Class 3A1 2.77%, 04/25/2036(2)	4,329	3,015
Series 2007-AR1, Class 2A1 3.03%, 03/25/2047(2)	10,805	7,295
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 3.62%, (1 ML+0.27%), 05/25/2035	21,720	20,191
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	85,000	78,061
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	22,695
Legacy Mtg. Asset Trust
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(1)	84,119	76,611
Series 2019-GS7, Class A1 3.25%, 11/25/2059*(1)	71,851	71,784
LSTAR Securities Investment Trust FRS
Series 2021-1, Class A 4.93%, (1 ML+1.80%), 02/01/2026*	47,066	46,136
Series 2019-4, Class A1 6.63%, (1 ML+3.50%), 05/01/2024*	937	931
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 2.77%, 02/25/2035(2)	5,388	5,111
Series 2005-A1, Class 2A1 2.83%, 12/25/2034(2)	6,245	6,179
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	34,782	32,006
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5 4.06%, 02/15/2047	18,319	18,059
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(2)(3)	212,880	3,189
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.48%, 06/15/2050(2)(3)	112,867	4,497
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	18,874	8,422
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
MortgageIT Trust FRS
Series 2005-4, Class A1 3.64%, (1 ML+0.56%), 10/25/2035	$ 29,986	$ 28,168
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 3.19%, (1 ML+0.75%), 01/25/2048*	35,913	34,755
Series 2017-5A, Class A1 4.58%, (1 ML+1.50%), 06/25/2057*	27,485	27,114
New Residential Mtg. Loan Trust VRS
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(2)	37,840	35,915
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	28,884	26,982
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	28,967	26,867
Series 2017-1A, Class A1 4.00%, 02/25/2057*(2)	51,930	49,479
Series 2017-2A, Class A3 4.00%, 03/25/2057*(2)	53,136	50,451
Series 2017-3A, Class A1 4.00%, 04/25/2057*(2)	41,235	39,138
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	27,619	26,025
Series 2017-6A, Class A1 4.00%, 08/27/2057*(2)	47,721	45,073
Series 2018-1A, Class A1A 4.00%, 12/25/2057*(2)	34,996	33,264
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	78,582	66,714
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	3,917	3,408
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(1)	84,276	75,797
Series 2021-4, Class A1 1.87%, 04/25/2026*(1)	73,996	67,797
Series 2021-9, Class A1 2.36%, 10/25/2026*(1)	78,333	72,327
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	90,000	82,599
Starwood Mtg. Residential Trust VRS
Series 2021-6, Class A1 1.92%, 11/25/2066*(2)	88,199	72,294
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(2)	18,147	17,871
Series 2017-2, Class A1 2.75%, 04/25/2057*(2)	7,889	7,816
Series 2017-6, Class A1 2.75%, 10/25/2057*(2)	36,754	35,316
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	94,574	77,286
Verus Securitization Trust
Series 2022-1, Class A1 2.72%, 01/25/2067*(1)	92,255	81,269
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(2)	49,490	41,082

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS3, Class A4 3.62%, 09/15/2057	$ 60,000	$ 56,968
Series 2014-LC16, Class A5 3.82%, 08/15/2050	80,000	78,057
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.03%, 09/15/2057(2)(3)	542,922	11,646
Series 2015-NXS1, Class D 4.29%, 05/15/2048(2)	10,000	8,719
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 4.36%, 10/25/2036(2)	10,612	9,964
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	145,000	141,596
Series 2014-LC14, Class A5 4.05%, 03/15/2047	130,000	127,785
Series 2014-C19, Class A5 4.10%, 03/15/2047	60,000	59,035
		4,253,834
U.S. Government Agency — 2.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	82,000	77,407
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(2)(3)	204,383	7,818
Series K064, Class X1 0.74%, 03/25/2027(2)(3)	352,413	7,853
Series K124, Class X1 0.81%, 12/25/2030(2)(3)	270,445	12,247
Series K122, Class X1 0.97%, 11/25/2030(2)(3)	99,739	5,370
Series K121, Class X1 1.12%, 10/25/2030(2)(3)	117,930	7,192
Series K114, Class X1 1.21%, 06/25/2030(2)(3)	214,209	14,308
Series K104, Class X1 1.25%, 01/25/2030(2)(3)	182,381	11,415
Series K111, Class X1 1.68%, 05/25/2030(2)(3)	99,551	9,073
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	11,735	11,320
Series 3964, Class MD 2.00%, 01/15/2041	141	135
Series 5170, Class DP 2.00%, 07/25/2050	53,806	45,757
Series 4961, Class JB 2.50%, 12/15/2042	29,261	26,418
Series 3883, Class PB 3.00%, 05/15/2041	9,796	9,135
Series 1577, Class PK 6.50%, 09/15/2023	279	281
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	$ 17,659	$ 16,314
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 4.73%, (1 ML+1.65%), 04/25/2043*	2,735	2,729
Series 2019-HQA3, Class M2 4.93%, (1 ML+1.85%), 09/25/2049*	24,093	23,626
Series 2019-DNA3, Class M2 5.13%, (1 ML+2.05%), 07/25/2049*	23,255	22,921
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	16,818	15,438
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 5.23%, (1 ML+2.15%), 09/25/2031*	2,152	2,146
Series 2019-HRP1, Class M2 5.23%, (1 ML+2.15%), 11/25/2039*	13,609	13,277
Series 2017-C01, Class 1M2 6.63%, (1 ML+3.55%), 07/25/2029	16,975	17,151
Series 2016-C07, Class 2M2 7.43%, (1 ML+4.35%), 05/25/2029	29,178	29,843
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	10,941	10,446
Series 2011-117, Class MA 2.00%, 08/25/2040	832	805
Series 2012-21, Class PQ 2.00%, 09/25/2041	6,116	5,544
Series 2012-18, Class GA 2.00%, 12/25/2041	10,704	9,607
Series 2016-11, Class GA 2.50%, 03/25/2046	15,225	14,071
Series 2019-54, Class KC 2.50%, 09/25/2049	51,099	46,713
Series 2015-48, Class QB 3.00%, 02/25/2043	15,162	14,448
Series 2016-38, Class NA 3.00%, 01/25/2046	7,535	6,892
Series 2017-34, Class JK 3.00%, 05/25/2047	6,526	6,205
Series 2019-45, Class PT 3.00%, 08/25/2049	21,487	19,620
Series 2012-52, Class PA 3.50%, 05/25/2042	9,170	8,698
Series 2017-26, Class CG 3.50%, 07/25/2044	10,132	9,912
Series 2018-23, Class LA 3.50%, 04/25/2048	20,397	18,863
Series 2019-7, Class JA 3.50%, 03/25/2049	20,414	19,359
Series 2019-14, Class CA 3.50%, 04/25/2049	25,352	24,239
Series 2017-35, Class AH 3.50%, 04/25/2053	10,557	10,308
Series 2017-84, Class KA 3.50%, 04/25/2053	11,098	10,812
Series 2018-70, Class HA 3.50%, 10/25/2056	15,073	14,545

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-12, Class HA 3.50%, 11/25/2057	$ 22,668	$ 21,572
Series 2017-49, Class JA 4.00%, 07/25/2053	10,116	9,950
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	9,531	9,337
Series 2015-151, Class BA 1.70%, 10/20/2045	3,674	3,629
Series 2013-37, Class LG 2.00%, 01/20/2042	11,286	10,859
Series 2005-74, Class HA 7.50%, 09/16/2035	15	15
Series 2005-74, Class HB 7.50%, 09/16/2035	653	673
Series 2005-74, Class HC 7.50%, 09/16/2035	682	710
		697,006
Total Collateralized Mortgage Obligations (cost $5,466,024)		4,950,840
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 43.8%
U.S. Government — 16.0%
United States Treasury Bonds
1.13%, 08/15/2040	231,000	143,094
1.25%, 05/15/2050	553,000	309,507
1.38%, 08/15/2050	20,000	11,580
1.63%, 11/15/2050	260,000	161,423
2.00%, 08/15/2051	145,000	99,042
2.25%, 08/15/2046	115,000	82,809
2.50%, 02/15/2045(4)	455,000	346,884
2.88%, 08/15/2045	295,000	240,702
3.00%, 05/15/2045(4)(5)	370,000	308,863
3.00%, 11/15/2045 to 08/15/2052	472,000	401,577
3.13%, 08/15/2044	440,000	375,977
3.38%, 08/15/2042 to 05/15/2044	620,000	555,638
United States Treasury Bonds TIPS
0.13%, 02/15/2052(6)	117,074	73,991
United States Treasury Notes
1.75%, 03/15/2025	665,000	626,191
2.88%, 06/15/2025	345,000	332,723
United States Treasury Notes TIPS
0.25%, 07/15/2029(6)	474,891	428,199
0.75%, 07/15/2028(6)	107,408	100,931
		4,599,131
U.S. Government Agency — 27.8%
Federal Home Loan Bank
2.00%, 01/01/2052	607,626	492,442
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2028 to 04/01/2052	346,146	293,109
3.00%, 08/01/2027 to 08/01/2043	52,577	47,303
3.50%, 02/01/2042 to 09/01/2043	12,411	11,418
4.00%, 10/01/2043	3,858	3,670
4.50%, 01/01/2039	352	345
5.00%, 05/01/2034	2,565	2,526
5.50%, 07/01/2034 to 08/01/2037	12,015	12,357
6.50%, 05/01/2029	772	796
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. FRS
2.74%, (6 ML+1.49%), 02/01/2037		$ 374	$ 375
Federal National Mtg. Assoc.
2.00%, 11/01/2051 to 04/01/2052		698,182	566,711
2.50%, 02/01/2043 to 04/01/2052		178,445	151,209
2.66%, 03/01/2027		200,469	186,657
3.00%, 01/01/2028		3,721	3,592
4.50%, 01/01/2039 to 05/01/2041		8,507	8,228
5.00%, 07/01/2040		7,068	7,098
5.50%, 12/01/2029 to 06/01/2038		6,343	6,484
6.00%, 06/01/2026 to 06/01/2040		13,504	13,916
6.50%, 11/01/2035 to 10/01/2037		1,966	2,029
7.00%, 06/01/2037		4,966	5,263
Federal National Mtg. Assoc. FRS
2.13%, (12 ML+1.82%), 10/01/2040		517	529
2.81%, (12 ML+1.57%), 05/01/2037		525	532
Government National Mtg. Assoc.
2.00%, October 30 TBA		425,000	353,846
2.50%, October 30 TBA		325,000	279,214
3.00%, October 30 TBA		775,000	684,815
3.50%, October 30 TBA		210,000	190,993
4.00%, 10/15/2040 to 10/15/2041		25,961	24,934
4.00%, October 30 TBA		150,000	140,068
4.50%, 06/15/2041		39,677	39,091
5.00%, 01/15/2033 to 01/15/2040		21,719	21,666
5.50%, 04/15/2036		34,223	34,584
6.50%, 07/15/2028 to 11/15/2028		39,632	40,955
7.00%, 01/15/2033 to 11/15/2033		6,481	6,773
8.00%, 02/15/2030		903	917
Uniform Mtg. Backed Securities
1.50%, October 30 TBA		200,000	171,477
2.00%, October 30 TBA		410,000	348,004
2.50%, October 30 TBA		1,950,000	1,635,677
3.00%, October 30 TBA		1,375,000	1,196,519
4.00%, October 30 TBA		640,000	593,825
4.50%, October 30 TBA		425,000	404,846
			7,984,793
Total U.S. Government & Agency Obligations (cost $13,908,534)			12,583,924
FOREIGN GOVERNMENT OBLIGATIONS — 3.4%
Sovereign — 3.4%
Arab Republic of Egypt
6.38%, 04/11/2031	EUR	100,000	56,843
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	594,000	102,259
Government of Hungary
1.63%, 04/28/2032	EUR	120,000	78,499
Government of Romania
2.63%, 12/02/2040*	EUR	60,000	29,994
2.75%, 04/14/2041	EUR	20,000	10,023
3.38%, 02/08/2038	EUR	20,000	12,076
4.63%, 04/03/2049	EUR	52,000	33,482
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	100,000	70,812
Republic of Chile
1.25%, 01/22/2051	EUR	100,000	48,512
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	66,817
Republic of North Macedonia
2.75%, 01/18/2025	EUR	100,000	88,695

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	$ 58,823
Russian Federation
5.90%, 03/12/2031(7)(8)	RUB	10,140,000	53,058
United Mexican States
1.45%, 10/25/2033	EUR	130,000	83,503
4.75%, 03/08/2044		$ 24,000	18,391
7.75%, 05/29/2031	MXN	3,624,800	159,733
Total Foreign Government Obligations (cost $1,696,574)			971,520
MUNICIPAL SECURITIES — 1.7%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		5,000	4,693
6.14%, 12/01/2039		15,000	13,003
6.32%, 11/01/2029		40,000	37,822
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,392
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		80,000	71,911
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		70,000	63,374
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		35,000	32,941
5.18%, 11/15/2049		35,000	31,126
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		19,000	20,583
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		80,000	76,216
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		95,000	100,566
State of Illinois General Obligation Bonds
4.95%, 06/01/2023		19,091	19,086
5.00%, 01/01/2023		10,000	10,018
Total Municipal Securities (cost $534,641)			489,731
COMMON STOCKS — 15.8%
Advertising — 1.1%
Trade Desk, Inc., Class A†		5,479	327,370
Biotechnology — 1.3%
Illumina, Inc.†		382	72,882
Royalty Pharma PLC, Class A		7,776	312,440
			385,322
Commercial Services — 0.9%
Adyen NV*†		120	149,286
Block, Inc.†		1,839	101,126
			250,412
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 0.2%
Coinbase Global, Inc., Class A†	664	$ 42,821
Healthcare-Products — 0.2%
Intuitive Surgical, Inc.†	236	44,236
Internet — 5.1%
Airbnb, Inc., Class A†	718	75,419
Amazon.com, Inc.†	2,225	251,425
Chewy, Inc., Class A†	4,545	139,622
DoorDash, Inc., Class A†	2,251	111,312
Farfetch, Ltd., Class A†	4,666	34,762
IAC, Inc.†	409	22,650
Match Group, Inc.†	463	22,108
MercadoLibre, Inc.†	137	113,406
Okta, Inc.†	591	33,610
Pinterest, Inc., Class A†	3,404	79,313
Shopify, Inc., Class A†	6,809	183,435
Spotify Technology SA†	782	67,487
Uber Technologies, Inc.†	12,828	339,942
		1,474,491
Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.†	593	68,640
Retail — 0.3%
Floor & Decor Holdings, Inc., Class A†	1,017	71,454
Semiconductors — 0.8%
ASML Holding NV	583	242,149
Software — 5.7%
Cloudflare, Inc., Class A†	5,160	285,400
Coupa Software, Inc.†	744	43,747
Datadog, Inc., Class A†	2,586	229,585
ROBLOX Corp., Class A†	6,295	225,613
Snowflake, Inc., Class A†	2,269	385,639
Twilio, Inc., Class A†	411	28,417
Veeva Systems, Inc., Class A†	716	118,054
Zoom Video Communications, Inc., Class A†	980	72,118
ZoomInfo Technologies, Inc.†	6,132	255,459
		1,644,032
Total Common Stocks (cost $6,263,727)		4,550,927
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	$ 10,000	37
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs CNH (Expiration Date: 11/10/2022; Strike Price: CNH 7.27; Counterparty: Goldman Sachs International)	1,562,181	8,223

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNH (Expiration Date: 07/21/2023; Strike Price: CNH 7.53 Counterparty: JPMorgan Chase Bank)	1,142,896	$ 10,616
Over the Counter call option on the USD vs. CNH (Expiration Date: 08/23/2023; Strike Price: CNH 7.57 Counterparty: Standard Chartered Bank)	1,302,094	11,990
Total Purchased Options (cost $18,987)		30,829
Total Long-Term Investment Securities (cost $40,096,394)		34,248,406
REPURCHASE AGREEMENTS — 2.3%
Bank of America Securities LLC Joint Repurchase Agreement(9)	$ 130,000	130,000
Barclays Capital, Inc. Joint Repurchase Agreement(9)	125,000	125,000
BNP Paribas SA Joint Repurchase Agreement(9)	125,000	125,000
Deutsche Bank AG Joint Repurchase Agreement(9)	150,000	150,000
RBS Securities, Inc. Joint Repurchase Agreement(9)	135,000	135,000
Total Repurchase Agreements (cost $665,000)		665,000
TOTAL INVESTMENTS (cost $40,761,394)(10)	121.4%	34,913,406
Other assets less liabilities	(21.4)	(6,162,208)
NET ASSETS	100.0%	$28,751,198
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income Portfolio has no right to demand registration of these securities. At September 30, 2022, the aggregate value of these securities was $7,392,237 representing 25.7% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2022.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	Securities classified as Level 3 (see Note 2).
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Russian Federation 5.90%, 03/12/2031	05/27/2021	RUB 10,140,000	$128,151	$53,058	$0.52	0.18%
(9)	See Note 2 for details of Joint Repurchase Agreements.
(10)	See Note 4 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNH—Yuan Renminbi Offshore
EUR—Euro Currency
MXN—Mexican Peso
RUB—New Russian Ruble
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	Federative Republic of Brazil	2.86	138,000	USD	138,000	Fixed 1.000%	Quarterly	Jun 2027	$7,194	$3,280	$10,474
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	Euro Buxl 30 Year Bonds	December 2022	$ 312,545	$ 287,429	$ 25,116
3	Short	Euro-BUND	December 2022	426,959	407,181	19,778
15	Short	U.S. Treasury 10 Year Notes	December 2022	1,753,876	1,680,938	72,938
8	Short	U.S. Treasury Long Bonds	December 2022	1,088,029	1,011,250	76,779
6	Short	U.S. Treasury Ultra Bonds	December 2022	879,008	822,000	57,008
						$251,619
						Unrealized (Depreciation)
6	Long	Australian 10 Year Bonds	December 2022	$ 458,022	$ 449,481	$ (8,541)
4	Long	Canada 10 Year Bonds	December 2022	360,387	357,882	(2,505)
7	Long	U.S. Treasury 2 Year Notes	December 2022	1,441,570	1,437,734	(3,836)
20	Long	U.S. Treasury 5 Year Notes	December 2022	2,166,188	2,150,157	(16,031)
7	Long	U.S. Treasury Ultra 10 Year Notes	December 2022	882,148	829,390	(52,758)
7	Short	Euro-Schatz	December 2022	732,795	735,190	(2,395)
						$ (86,066)
Net Unrealized Appreciation (Depreciation)						$165,553
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	509,000	USD	95,338	12/21/2022	$ 2,623	$ —
Citibank, N.A.	MXN	3,350,000	USD	163,565	12/21/2022	—	(452)
	USD	36,227	EUR	36,000	12/21/2022	—	(730)
						—	(1,182)
Deutsche Bank AG	EUR	834,000	USD	839,596	12/21/2022	17,242	—
HSBC Bank PLC	USD	8,857	EUR	9,000	12/21/2022	17	—

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Natwest Markets PLC	USD	30,842	EUR	32,000	12/21/2022	$ 711	$ —
Westpac Banking Corp.	USD	78,496	EUR	78,000	12/21/2022	—	(1,585)
Unrealized Appreciation (Depreciation)						$ 20,593	$ (2,767)
BRL—Brazilian Real
EUR—Euro Currency
MXN—Mexican Peso
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 7,993,464	$ —	$ 7,993,464
Asset Backed Securities	—	2,677,134	—	2,677,134
Collateralized Mortgage Obligations	—	4,950,840	—	4,950,840
U.S. Government & Agency Obligations	—	12,583,924	—	12,583,924
Foreign Government Obligations:
Sovereign	—	918,462	53,058	971,520
Municipal Securities	—	489,731	—	489,731
Common Stocks:
Commercial Services	101,126	149,286	—	250,412
Other Industries	4,300,515	—	—	4,300,515
Escrows and Litigation Trusts	—	37	—	37
Purchased Options	—	30,829	—	30,829
Repurchase Agreements	—	665,000	—	665,000
Total Investments at Value	$4,401,641	$30,458,707	$53,058	$34,913,406
Other Financial Instruments:†
Swaps	$ —	$ 3,280	$ —	$ 3,280
Futures Contracts	251,619	—	—	251,619
Forward Foreign Currency Contracts	—	20,593	—	20,593
Total Other Financial Instruments	$ 251,619	$ 23,873	$ —	$ 275,492
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 86,066	$ —	$ —	$ 86,066
Forward Foreign Currency Contracts	—	2,767	—	2,767
Total Other Financial Instruments	$ 86,066	$ 2,767	$ —	$ 88,833
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO PROFILE — September 30, 2022— (unaudited)

Industry Allocation*
Short-Term Investments	8.7%
Internet	7.8
U.S. Government & Agency Obligations	7.4
Software	7.1
Pharmaceuticals	6.8
Banks	6.2
Computers	5.8
Oil & Gas	3.7
Retail	3.2
Collateralized Mortgage Obligations	3.1
Semiconductors	2.9
Insurance	2.8
Telecommunications	2.5
Electric	2.1
REITS	2.1
Diversified Financial Services	2.0
Biotechnology	1.9
Healthcare-Products	1.8
Aerospace/Defense	1.8
Chemicals	1.7
Auto Manufacturers	1.6
Beverages	1.5
Food	1.5
Cosmetics/Personal Care	1.5
Commercial Services	1.4
Pipelines	1.4
Electronics	1.4
Healthcare-Services	1.3
Media	1.1
Agriculture	1.1
Transportation	0.9
Mining	0.8
Unaffiliated Investment Companies	0.7
Electrical Components & Equipment	0.6
Building Materials	0.5
Distribution/Wholesale	0.5
Miscellaneous Manufacturing	0.5
Entertainment	0.5
Real Estate	0.5
Apparel	0.5
Environmental Control	0.4
Machinery-Diversified	0.4
Home Builders	0.4
Lodging	0.3
Investment Companies	0.3
Toys/Games/Hobbies	0.3
Machinery-Construction & Mining	0.3
Packaging & Containers	0.2
Private Equity	0.2
Gas	0.2
Engineering & Construction	0.2
Auto Parts & Equipment	0.2
Advertising	0.2
Energy-Alternate Sources	0.1
Iron/Steel	0.1
Leisure Time	0.1
Office/Business Equipment	0.1
Hand/Machine Tools	0.1
Trucking & Leasing	0.1
Metal Fabricate/Hardware	0.1
Water	0.1
Municipal Securities	0.1
Housewares	0.1
105.8%

*	Calculated as a percentage of net assets

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 76.5%
Advertising — 0.1%
Entravision Communications Corp., Class A	966	$ 3,835
Interpublic Group of Cos., Inc.	3,787	96,947
		100,782
Aerospace/Defense — 1.6%
Aerojet Rocketdyne Holdings, Inc.†	1,205	48,188
BAE Systems PLC	7,296	64,101
Barnes Group, Inc.	231	6,671
Dassault Aviation SA	510	57,923
General Dynamics Corp.	5,031	1,067,427
HEICO Corp.	705	101,506
Kaman Corp.	263	7,346
Lockheed Martin Corp.	2,778	1,073,114
Moog, Inc., Class A	373	26,241
National Presto Industries, Inc.	116	7,546
Raytheon Technologies Corp.	1,182	96,758
Thales SA	1,485	163,795
		2,720,616
Agriculture — 1.1%
British American Tobacco PLC	4,506	161,132
Imperial Brands PLC	12,416	256,214
Philip Morris International, Inc.	16,310	1,353,893
Vector Group, Ltd.	2,181	19,214
		1,790,453
Airlines — 0.0%
Copa Holdings SA, Class A†	990	66,340
Apparel — 0.5%
Capri Holdings, Ltd.†	2,188	84,107
Crocs, Inc.†	139	9,544
Hermes International	275	323,223
Kontoor Brands, Inc.	218	7,327
LVMH Moet Hennessy Louis Vuitton SE	507	298,032
Oxford Industries, Inc.	105	9,427
Steven Madden, Ltd.	248	6,614
Tapestry, Inc.	3,094	87,963
		826,237
Auto Manufacturers — 1.4%
Cummins, Inc.	524	106,639
Ford Motor Co.	8,358	93,609
Porsche Automobil Holding SE (Preference Shares)	882	50,242
Stellantis NV	23,302	275,343
Tesla, Inc.†	5,268	1,397,337
Toyota Motor Corp.	2,800	36,447
TuSimple Holdings, Inc., Class A†	1,106	8,406
Volkswagen AG (Preference Shares)	2,288	282,611
Volvo AB, Class B	3,248	45,830
Volvo Car AB, Class B†	12,847	55,405
		2,351,869
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	3,767	127,174
American Axle & Manufacturing Holdings, Inc.†	3,572	24,397
Gentherm, Inc.†	125	6,216
Goodyear Tire & Rubber Co.†	1,286	12,976
Shyft Group, Inc.	394	8,049
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Titan International, Inc.†	926	$ 11,242
Visteon Corp.†	427	45,287
		235,341
Banks — 5.1%
Abu Dhabi Islamic Bank PJSC	9,703	23,816
Amalgamated Financial Corp.	770	17,363
Ameris Bancorp	214	9,568
Associated Banc-Corp	425	8,534
Atlantic Union Bankshares Corp.	520	15,798
Banco Bilbao Vizcaya Argentaria SA	64,747	290,815
Banco do Brasil SA†	8,400	59,983
Banco Santander SA†	121,392	282,145
Bank Central Asia Tbk PT	401,400	224,077
Bank Leumi Le-Israel BM	30,182	256,998
Bank Mandiri Persero Tbk PT	224,700	137,774
Banner Corp.	343	20,264
Cathay General Bancorp	1,119	43,037
Central Pacific Financial Corp.	384	7,945
China Merchants Bank Co., Ltd.	14,500	67,086
Citigroup, Inc.	22,241	926,782
ConnectOne Bancorp, Inc.	316	7,287
Customers Bancorp, Inc.†	952	28,065
DBS Group Holdings, Ltd.	14,000	323,680
DNB Bank ASA	7,605	120,402
Eagle Bancorp, Inc.	236	10,577
East West Bancorp, Inc.	3,671	246,471
Fifth Third Bancorp	3,017	96,423
First BanCorp/Puerto Rico	3,384	46,293
First Bancshares, Inc.	271	8,095
First Busey Corp.	432	9,495
First Commonwealth Financial Corp.	620	7,961
First Financial Corp.	194	8,767
First Foundation, Inc.	414	7,510
Flagstar Bancorp, Inc.	1,169	39,045
Fulton Financial Corp.	1,752	27,682
Goldman Sachs Group, Inc.	3,131	917,540
Great Southern Bancorp, Inc.	127	7,248
Grupo Financiero Banorte SAB de CV, Class O	25,650	164,309
Hancock Whitney Corp.	1,103	50,528
Hanmi Financial Corp.	519	12,290
Hilltop Holdings, Inc.	323	8,027
HomeStreet, Inc.	227	6,540
Hope Bancorp, Inc.	2,290	28,946
Horizon Bancorp, Inc.	421	7,561
ICICI Bank, Ltd.	36,979	389,518
Independent Bank Corp.	247	4,718
International Bancshares Corp.	223	9,477
Israel Discount Bank, Ltd., Class A	17,002	85,419
JPMorgan Chase & Co.	14,989	1,566,350
Lloyds Banking Group PLC	86,914	39,708
Midland States Bancorp, Inc.	260	6,128
Mizrahi Tefahot Bank, Ltd.	784	27,396
National Australia Bank, Ltd.	13,858	254,103
National Bank Holdings Corp., Class A	346	12,799
NBT Bancorp, Inc.	427	16,205
Nicolet Bankshares, Inc.†	53	3,733
OFG Bancorp	621	15,606
Pathward Financial, Inc.	708	23,336
Peapack-Gladstone Financial Corp.	188	6,326
Peoples Bancorp, Inc.	152	4,397
PNC Financial Services Group, Inc.	634	94,732

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Preferred Bank	156	$ 10,176
QCR Holdings, Inc.	154	7,845
S&T Bancorp, Inc.	297	8,705
Silvergate Capital Corp., Class A†	44	3,315
SouthState Corp.	99	7,833
UBS Group AG	15,197	219,535
UMB Financial Corp.	562	47,371
Umpqua Holdings Corp.	3,959	67,659
United Overseas Bank, Ltd.	9,600	174,302
Wells Fargo & Co.	18,278	735,141
WesBanco, Inc.	586	19,555
Wintrust Financial Corp.	1,247	101,693
		8,545,808
Beverages — 1.5%
Coca-Cola Co.	30,306	1,697,742
Coca-Cola Consolidated, Inc.	86	35,409
Coca-Cola HBC AG	4,296	90,408
Diageo PLC	8,435	353,559
Keurig Dr Pepper, Inc.	2,660	95,281
PepsiCo, Inc.	1,410	230,197
Primo Water Corp.	2,082	26,129
		2,528,725
Biotechnology — 1.9%
2seventy bio, Inc.†	575	8,366
ACADIA Pharmaceuticals, Inc.†	573	9,374
Agenus, Inc.†	11,440	23,452
Amgen, Inc.	436	98,274
Arcellx, Inc.†	415	7,790
Arrowhead Pharmaceuticals, Inc.†	1,162	38,404
BioCryst Pharmaceuticals, Inc.†	861	10,849
Biohaven Pharmaceutical Holding Co., Ltd.†	465	70,294
Bio-Rad Laboratories, Inc., Class A†	232	96,776
Cara Therapeutics, Inc.†	982	9,191
Corteva, Inc.	12,148	694,258
Crinetics Pharmaceuticals, Inc.†	514	10,095
CSL, Ltd.	97	17,588
Exelixis, Inc.†	6,307	98,894
FibroGen, Inc.†	2,585	33,631
Forma Therapeutics Holdings, Inc.†	1,062	21,187
IGM Biosciences, Inc.†	422	9,596
Illumina, Inc.†	527	100,546
ImmunityBio, Inc.†	3,576	17,773
ImmunoGen, Inc.†	4,606	22,017
Incyte Corp.†	1,295	86,299
Intercept Pharmaceuticals, Inc.†	662	9,235
IVERIC bio, Inc.†	523	9,383
NGM Biopharmaceuticals, Inc.†	820	10,726
Prothena Corp. PLC†	306	18,553
PTC Therapeutics, Inc.†	843	42,319
RAPT Therapeutics, Inc.†	477	11,477
Regeneron Pharmaceuticals, Inc.†	143	98,508
Relay Therapeutics, Inc.†	1,343	30,043
Theravance Biopharma, Inc.†	2,111	21,406
Travere Therapeutics, Inc.†	1,075	26,488
Vertex Pharmaceuticals, Inc.†	4,636	1,342,307
Veru, Inc.†	658	7,580
Vir Biotechnology, Inc.†	1,670	32,198
Xencor, Inc.†	530	13,769
		3,158,646
Security Description	Shares or Principal Amount	Value

Building Materials — 0.4%
Boise Cascade Co.	645	$ 38,352
Carrier Global Corp.	2,883	102,519
Cie de Saint-Gobain	5,447	194,261
CRH PLC	3,069	98,273
Johnson Controls International PLC	2,099	103,313
Masonite International Corp.†	145	10,337
Modine Manufacturing Co.†	1,391	18,000
Owens Corning	1,184	93,074
Simpson Manufacturing Co., Inc.	176	13,798
SPX Technologies, Inc.†	382	21,094
UFP Industries, Inc.	648	46,760
		739,781
Chemicals — 1.3%
AdvanSix, Inc.	676	21,700
American Vanguard Corp.	456	8,527
Arkema SA	333	24,287
Balchem Corp.	54	6,565
Celanese Corp.	1,036	93,592
CF Industries Holdings, Inc.	6,724	647,185
Codexis, Inc.†	3,550	21,513
Dow, Inc.	2,247	98,711
DuPont de Nemours, Inc.	7,954	400,882
Fertiglobe PLC	13,650	21,203
Innospec, Inc.	287	24,587
Intrepid Potash, Inc.†	238	9,418
Lightwave Logic, Inc.†	2,425	17,799
LyondellBasell Industries NV, Class A	1,372	103,284
Minerals Technologies, Inc.	322	15,910
Nitto Denko Corp.	2,500	135,553
OCI NV	2,898	106,562
Olin Corp.	2,109	90,434
Orion Engineered Carbons SA	580	7,743
Sensient Technologies Corp.	108	7,489
Shin-Etsu Chemical Co., Ltd.	2,100	208,538
Stepan Co.	74	6,931
Tronox Holdings PLC, Class A	2,984	36,554
		2,114,967
Coal — 0.0%
Alpha Metallurgical Resources, Inc.	170	23,263
SunCoke Energy, Inc.	1,831	10,638
Warrior Met Coal, Inc.	1,366	38,849
		72,750
Commercial Services — 1.1%
AMN Healthcare Services, Inc.†	488	51,708
Arlo Technologies, Inc.†	1,331	6,176
Automatic Data Processing, Inc.	488	110,381
Brambles, Ltd.	14,339	104,039
Cintas Corp.	316	122,668
CoreCivic, Inc.†	2,031	17,954
CoStar Group, Inc.†	1,752	122,027
CRA International, Inc.	103	9,140
Gartner, Inc.†	1,513	418,632
Hackett Group, Inc.	541	9,587
Heidrick & Struggles International, Inc.	536	13,931
Herc Holdings, Inc.	77	7,999
ICF International, Inc.	85	9,267
International Container Terminal Services, Inc.	25,920	69,300
Kforce, Inc.	288	16,891
Korn Ferry	797	37,419

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Laureate Education, Inc., Class A	3,436	$ 36,250
LiveRamp Holdings, Inc.†	1,237	22,464
ManpowerGroup, Inc.	1,469	95,030
Medifast, Inc.	59	6,393
Payoneer Global, Inc.†	1,571	9,505
PayPal Holdings, Inc.†	1,114	95,882
Perdoceo Education Corp.†	2,118	21,815
PROG Holdings, Inc.†	408	6,112
Recruit Holdings Co., Ltd.	4,400	126,998
Resources Connection, Inc.	478	8,637
Sabre Corp.†	529	2,724
SP Plus Corp.†	270	8,456
StoneCo, Ltd., Class A†	437	4,165
Terminix Global Holdings, Inc.†	2,812	107,672
Toast, Inc., Class A†	7,218	120,685
TriNet Group, Inc.†	584	41,592
Udemy, Inc.†	738	8,922
		1,850,421
Computers — 5.7%
Accenture PLC, Class A	5,453	1,403,057
Amdocs, Ltd.	1,251	99,392
Apple, Inc.	45,698	6,315,464
Capgemini SE	711	113,625
Fortinet, Inc.†	2,057	101,060
Fujitsu, Ltd.	2,100	226,469
Leidos Holdings, Inc.	2,850	249,290
NetApp, Inc.	755	46,697
NetScout Systems, Inc.†	317	9,928
NTT Data Corp.	7,300	94,343
OneSpan, Inc.†	588	5,063
Pure Storage, Inc., Class A†	16,229	444,188
Qualys, Inc.†	392	54,641
SCSK Corp.	4,400	66,019
Super Micro Computer, Inc.†	775	42,679
Tata Consultancy Services, Ltd.	5,663	207,269
Zscaler, Inc.†	585	96,156
		9,575,340
Cosmetics/Personal Care — 1.5%
Colgate-Palmolive Co.	1,361	95,610
Haleon PLC†	13,973	43,234
L'Oreal SA	1,154	367,454
Procter & Gamble Co.	15,164	1,914,455
Unilever PLC	893	39,292
		2,460,045
Distribution/Wholesale — 0.5%
Copart, Inc.†	895	95,228
Ferguson PLC	2,229	232,101
G-III Apparel Group, Ltd.†	373	5,576
ITOCHU Corp.	2,900	70,284
LKQ Corp.	2,048	96,563
Marubeni Corp.	29,700	260,759
Mitsui & Co., Ltd.	2,600	55,780
MRC Global, Inc.†	1,324	9,520
Resideo Technologies, Inc.†	353	6,728
ScanSource, Inc.†	128	3,381
Titan Machinery, Inc.†	407	11,502
Veritiv Corp.†	295	28,842
		876,264
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 1.6%
Ally Financial, Inc.	3,049	$ 84,854
American Express Co.	685	92,413
Ameriprise Financial, Inc.	2,246	565,880
Banco BTG Pactual SA	12,700	58,411
BGC Partners, Inc., Class A	6,270	19,688
Blucora, Inc.†	577	11,159
Capital One Financial Corp.	3,899	359,371
Charles Schwab Corp.	1,438	103,349
Discover Financial Services	5,999	545,429
Encore Capital Group, Inc.†	265	12,052
Enova International, Inc.†	264	7,727
Intercontinental Exchange, Inc.	1,053	95,138
International Money Express, Inc.†	978	22,289
KB Financial Group, Inc.	4,490	136,005
Mastercard, Inc., Class A	157	44,641
Mr. Cooper Group, Inc.†	1,106	44,793
Navient Corp.	2,894	42,513
PennyMac Financial Services, Inc.	767	32,904
Piper Sandler Cos.	78	8,170
Radian Group, Inc.	447	8,623
Singapore Exchange, Ltd.	11,000	72,118
SLM Corp.	6,804	95,188
StoneX Group, Inc.†	254	21,067
Synchrony Financial	3,142	88,573
Virtu Financial, Inc., Class A	6,124	127,195
Virtus Investment Partners, Inc.	125	19,940
		2,719,490
Electric — 1.7%
AES Corp.	2,729	61,675
ALLETE, Inc.	451	22,573
Ameren Corp.	1,145	92,230
American Electric Power Co., Inc.	7,807	674,915
Avista Corp.	181	6,706
Black Hills Corp.	99	6,705
Constellation Energy Corp.	1,690	140,591
DTE Energy Co.	846	97,332
Duke Energy Corp.	984	91,532
E.ON SE	33,786	261,483
Edison International	1,637	92,622
Enel SpA†	20,269	83,063
Eversource Energy	1,239	96,593
Exelon Corp.	1,553	58,175
FirstEnergy Corp.	2,842	105,154
Fortum Oyj†	10,330	138,848
NRG Energy, Inc.	2,500	95,675
Orsted A/S*	544	43,287
Otter Tail Corp.	256	15,749
PNM Resources, Inc.	1,059	48,428
Portland General Electric Co.	815	35,420
PPL Corp.	1,770	44,870
Public Service Enterprise Group, Inc.	1,566	88,056
RWE AG	2,168	79,771
Southern Co.	1,719	116,892
Unitil Corp.	176	8,175
Vistra Corp.	4,011	84,231
WEC Energy Group, Inc.	1,028	91,934
Xcel Energy, Inc.	1,479	94,656
		2,877,341
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	4,854	550,492
Belden, Inc.	147	8,823

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment (continued)
Emerson Electric Co.	2,096	$ 153,469
Encore Wire Corp.	169	19,526
KEI Industries, Ltd.†	2,321	40,868
Legrand SA	3,512	226,907
		1,000,085
Electronics — 1.2%
Agilent Technologies, Inc.	1,076	130,788
Atkore, Inc.†	541	42,095
CTS Corp.	268	11,162
Enovix Corp.†	528	9,681
Fortive Corp.	10,244	597,225
Hon Hai Precision Industry Co., Ltd.	37,000	118,121
Honeywell International, Inc.	1,625	271,326
Hoya Corp.	2,900	278,820
Itron, Inc.†	852	35,878
Keysight Technologies, Inc.†	615	96,777
LEENO Industrial, Inc.†	344	29,609
Mettler-Toledo International, Inc.†	84	91,066
Sartorius AG (Preference Shares)	336	117,354
Shimadzu Corp.	5,000	130,150
Sinbon Electronics Co., Ltd.†	9,000	74,735
Vishay Intertechnology, Inc.	462	8,219
		2,043,006
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	323	89,623
Fluence Energy, Inc.†	843	12,299
Shoals Technologies Group, Inc., Class A†	1,818	39,178
		141,100
Engineering & Construction — 0.2%
Arcosa, Inc.	67	3,831
Eiffage SA	2,002	160,265
MYR Group, Inc.†	106	8,981
NV5 Global, Inc.†	83	10,277
Sterling Construction Co., Inc.†	463	9,941
TopBuild Corp.†	588	96,891
Vinci SA	58	4,659
		294,845
Entertainment — 0.3%
Aristocrat Leisure, Ltd.	10,834	226,100
Golden Entertainment, Inc.†	396	13,817
International Game Technology PLC	2,530	39,974
La Francaise des Jeux SAEM*	2,019	59,739
Light & Wonder, Inc.†	715	30,659
NeoGames SA†	384	4,954
Red Rock Resorts, Inc., Class A	1,197	41,009
Vail Resorts, Inc.	477	102,860
		519,112
Environmental Control — 0.3%
Casella Waste Systems, Inc., Class A†	113	8,632
Clean Harbors, Inc.†	835	91,833
Heritage-Crystal Clean, Inc.†	244	7,215
Republic Services, Inc.	1,905	259,156
Tetra Tech, Inc.	739	94,984
Waste Management, Inc.	624	99,971
		561,791
Security Description	Shares or Principal Amount	Value

Food — 1.4%
Albertsons Cos., Inc., Class A	3,738	$ 92,927
China Mengniu Dairy Co., Ltd.	28,000	109,826
CK Hutchison Holdings, Ltd.	22,000	120,814
Coles Group, Ltd.	15,710	165,280
Dino Polska SA*†	1,109	67,243
Hain Celestial Group, Inc.†	430	7,258
Hershey Co.	484	106,707
Hostess Brands, Inc.†	2,189	50,872
Ingles Markets, Inc., Class A	219	17,347
John B. Sanfilippo & Son, Inc.	113	8,557
Kesko Oyj, Class B	3,127	58,107
Koninklijke Ahold Delhaize NV	10,673	271,777
Kraft Heinz Co.	2,919	97,349
Mondelez International, Inc., Class A	1,715	94,033
Nestle SA	3,008	325,705
Shoprite Holdings, Ltd.	7,490	89,441
Simply Good Foods Co.†	828	26,488
SpartanNash Co.	428	12,421
Sumber Alfaria Trijaya Tbk PT†	323,600	50,646
Sysco Corp.	1,243	87,893
Tyson Foods, Inc., Class A	1,360	89,665
United Natural Foods, Inc.†	1,066	36,638
WH Group, Ltd.*	120,000	75,485
Yakult Honsha Co., Ltd.	4,400	255,859
		2,318,338
Forest Products & Paper — 0.0%
Clearwater Paper Corp.†	187	7,031
Gas — 0.2%
Chesapeake Utilities Corp.	225	25,963
New Jersey Resources Corp.	298	11,532
NiSource, Inc.	3,733	94,034
Northwest Natural Holding Co.	510	22,124
Osaka Gas Co., Ltd.	5,100	76,789
Tokyo Gas Co., Ltd.	9,400	158,756
		389,198
Hand/Machine Tools — 0.1%
Franklin Electric Co., Inc.	105	8,579
Fuji Electric Co., Ltd.	1,900	69,647
Techtronic Industries Co., Ltd.	3,500	33,066
		111,292
Healthcare-Products — 1.8%
Abbott Laboratories	12,604	1,219,563
ABIOMED, Inc.†	403	99,001
Adaptive Biotechnologies Corp.†	4,585	32,645
AngioDynamics, Inc.†	455	9,309
AtriCure, Inc.†	256	10,010
Avanos Medical, Inc.†	688	14,985
Boston Scientific Corp.†	2,737	106,004
Danaher Corp.	380	98,150
Edwards Lifesciences Corp.†	1,234	101,965
Getinge AB, Class B	3,717	63,799
Glaukos Corp.†	232	12,352
Hologic, Inc.†	1,657	106,910
Inari Medical, Inc.†	120	8,717
Inspire Medical Systems, Inc.†	302	53,566
Integer Holdings Corp.†	127	7,903
Intuitive Surgical, Inc.†	500	93,720
Lantheus Holdings, Inc.†	711	50,005
LivaNova PLC†	767	38,940

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Medtronic PLC	6,182	$ 499,196
Orthofix Medical, Inc.†	343	6,555
Sartorius Stedim Biotech	323	98,739
STAAR Surgical Co.†	596	42,048
Thermo Fisher Scientific, Inc.	187	94,844
Waters Corp.†	351	94,605
Zimvie, Inc.†	277	2,734
		2,966,265
Healthcare-Services — 1.0%
Apollo Hospitals Enterprise, Ltd.	1,479	79,006
Brookdale Senior Living, Inc.†	1,812	7,737
Elevance Health, Inc.	274	124,462
Eurofins Scientific SE	793	47,024
Fresenius SE & Co. KGaA	1,757	37,634
Fulgent Genetics, Inc.†	763	29,086
Ginkgo Bioworks Holdings, Inc.†	33,583	104,779
Humana, Inc.	233	113,049
IQVIA Holdings, Inc.†	505	91,476
Laboratory Corp. of America Holdings	516	105,682
Max Healthcare Institute, Ltd.†	16,555	82,654
Medpace Holdings, Inc.†	58	9,116
Molina Healthcare, Inc.†	1,050	346,332
Select Medical Holdings Corp.	509	11,249
Sonic Healthcare, Ltd.	8,891	173,003
UnitedHealth Group, Inc.	779	393,426
		1,755,715
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	1,300	65,814
Home Builders — 0.3%
Barratt Developments PLC	12,260	46,441
Beazer Homes USA, Inc.†	955	9,235
Daiwa House Industry Co., Ltd.	3,900	79,478
NVR, Inc.†	24	95,690
Skyline Champion Corp.†	814	43,036
Taylor Morrison Home Corp.†	319	7,439
Toll Brothers, Inc.	3,311	139,062
Tri Pointe Homes, Inc.†	2,089	31,565
		451,946
Home Furnishings — 0.0%
Dixon Technologies India, Ltd.	537	28,886
Sonos, Inc.†	518	7,200
		36,086
Household Products/Wares — 0.0%
ACCO Brands Corp.	1,600	7,840
Insurance — 2.5%
AIA Group, Ltd.	14,200	117,896
Alleghany Corp.†	128	107,439
American Equity Investment Life Holding Co.	324	12,082
American Financial Group, Inc.	879	108,055
AMERISAFE, Inc.	197	9,206
Arch Capital Group, Ltd.†	2,241	102,055
Argo Group International Holdings, Ltd.	409	7,877
Aviva PLC	32,292	138,701
Berkshire Hathaway, Inc., Class B†	457	122,028
Brown & Brown, Inc.	3,144	190,149
Chubb, Ltd.	579	105,309
Security Description	Shares or Principal Amount	Value

Insurance (continued)
CNO Financial Group, Inc.	2,194	$ 39,426
Donegal Group, Inc., Class A	289	3,899
Employers Holdings, Inc.	239	8,243
Equitable Holdings, Inc.	17,344	457,014
Essent Group, Ltd.	1,340	46,726
Genworth Financial, Inc., Class A†	11,246	39,361
Gjensidige Forsikring ASA	2,998	51,300
Horace Mann Educators Corp.	882	31,126
Jackson Financial, Inc., Class A	1,537	42,652
Japan Post Holdings Co., Ltd.	38,400	254,270
Loews Corp.	1,854	92,403
MetLife, Inc.	13,916	845,815
MGIC Investment Corp.	11,207	143,674
NN Group NV	581	22,613
Old Republic International Corp.	4,468	93,515
Ping An Insurance Group Co. of China, Ltd.	17,500	87,015
ProAssurance Corp.	450	8,780
Reinsurance Group of America, Inc.	1,257	158,143
Safety Insurance Group, Inc.	105	8,564
Sampo Oyj, Class A	993	42,379
Selective Insurance Group, Inc.	121	9,849
Stewart Information Services Corp.	414	18,067
Tokio Marine Holdings, Inc.	15,900	282,600
United Fire Group, Inc.	279	8,016
Universal Insurance Holdings, Inc.	731	7,200
Unum Group	2,591	100,531
WR Berkley Corp.	1,440	92,995
Zurich Insurance Group AG	270	107,332
		4,124,305
Internet — 7.5%
Airbnb, Inc., Class A†	4,612	484,444
Alibaba Group Holding, Ltd.†	21,000	210,649
Alphabet, Inc., Class A†	38,195	3,653,352
Amazon.com, Inc.†	24,813	2,803,869
Booking Holdings, Inc.†	763	1,253,769
Cargurus, Inc.†	1,710	24,231
Cars.com, Inc.†	1,025	11,788
ChannelAdvisor Corp.†	562	12,735
DoorDash, Inc., Class A†	1,704	84,263
eBay, Inc.	22,391	824,213
Expedia Group, Inc.†	3,691	345,810
Figs, Inc., Class A†	377	3,110
GoDaddy, Inc., Class A†	1,343	95,192
HealthStream, Inc.†	382	8,121
JD.com, Inc. ADR	744	37,423
JD.com, Inc., Class A	4,728	119,388
M3, Inc.†	800	22,060
Meituan, Class B†	7,400	155,097
MercadoLibre, Inc.†	81	67,050
Meta Platforms, Inc., Class A†	5,778	783,959
NAVER Corp.	492	65,572
Netflix, Inc.†	221	52,032
Okta, Inc.†	1,734	98,613
Palo Alto Networks, Inc.†	566	92,705
Pinterest, Inc., Class A†	5,330	124,189
Poshmark, Inc., Class A†	2,303	36,088
Spotify Technology SA†	998	86,127
Tencent Holdings, Ltd.	7,406	250,115
Uber Technologies, Inc.†	22,972	608,758
Vacasa, Inc. Class A†	5,356	16,443

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Vimeo, Inc.†	1,401	$ 5,604
Wix.com, Ltd.†	1,252	97,944
		12,534,713
Investment Companies — 0.2%
EXOR NV	1,588	101,908
Investor AB, Class B	14,937	217,733
		319,641
Iron/Steel — 0.0%
BlueScope Steel, Ltd.	3,739	36,172
Mineral Resources, Ltd.	888	37,172
		73,344
Leisure Time — 0.0%
MasterCraft Boat Holdings, Inc.†	348	6,560
Vista Outdoor, Inc.†	1,108	26,946
		33,506
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	216	3,568
Boyd Gaming Corp.	1,978	94,252
Choice Hotels International, Inc.	908	99,444
Marriott International, Inc., Class A	829	116,176
Wyndham Hotels & Resorts, Inc.	1,463	89,755
		403,195
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	596	97,792
Komatsu, Ltd.	10,400	188,073
Mitsubishi Heavy Industries, Ltd.	300	10,002
Terex Corp.	1,315	39,108
		334,975
Machinery-Diversified — 0.3%
Albany International Corp., Class A	114	8,987
Altra Industrial Motion Corp.	1,009	33,923
GEA Group AG†	3,339	109,187
GrafTech International, Ltd.	5,427	23,390
Nordson Corp.	474	100,616
Otis Worldwide Corp.	1,515	96,657
Spirax-Sarco Engineering PLC	972	111,654
Watts Water Technologies, Inc., Class A	61	7,669
Zurn Water Solutions Corp.	1,612	39,494
		531,577
Media — 0.5%
Comcast Corp., Class A	7,068	207,304
FactSet Research Systems, Inc.	259	103,628
iHeartMedia, Inc., Class A†	1,092	8,004
Liberty Latin America, Ltd., Class C†	4,298	26,433
New York Times Co., Class A	3,461	99,504
News Corp., Class A	6,163	93,123
Nexstar Media Group, Inc.	550	91,767
Scholastic Corp.	224	6,890
Walt Disney Co.†	900	84,897
Warner Bros. Discovery, Inc.†	7,829	90,034
Wolters Kluwer NV†	417	40,600
		852,184
Metal Fabricate/Hardware — 0.1%
MISUMI Group, Inc.	1,000	21,276
Mueller Industries, Inc.	704	41,846
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware (continued)
Ryerson Holding Corp.	803	$ 20,669
Standex International Corp.	137	11,186
		94,977
Mining — 0.7%
Alcoa Corp.	2,194	73,850
Anglo American PLC (Johannesburg)	1,469	43,885
Anglo American PLC (London)	7,601	229,614
BHP Group, Ltd. (LSE)	1,260	31,645
Boliden AB	884	27,339
Constellium SE†	2,858	28,980
Freeport-McMoRan, Inc.	3,503	95,737
Glencore PLC	16,962	89,569
Rio Tinto PLC	5,401	292,537
Rio Tinto, Ltd.	3,008	179,015
South32, Ltd.	23,342	53,952
Vale Indonesia Tbk PT†	87,300	36,340
		1,182,463
Miscellaneous Manufacturing — 0.5%
3M Co.	855	94,478
A.O. Smith Corp.	1,955	94,974
Eaton Corp. PLC	769	102,554
ESCO Technologies, Inc.	138	10,135
General Electric Co.	1,677	103,823
Hillenbrand, Inc.	995	36,536
ITT, Inc.	1,367	89,320
Knorr-Bremse AG	1,293	56,059
Materion Corp.	111	8,880
Parker-Hannifin Corp.	337	81,658
Smith & Wesson Brands, Inc.	2,817	29,212
Sturm Ruger & Co., Inc.	152	7,720
Textron, Inc.	2,625	152,933
		868,282
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	5,115	11,918
Zebra Technologies Corp., Class A†	381	99,826
		111,744
Oil & Gas — 3.1%
APA Corp.	3,482	119,050
BP PLC	86,090	409,388
California Resources Corp.	1,137	43,695
Chevron Corp.	703	101,000
Chord Energy Corp.	539	73,719
Delek US Holdings, Inc.	1,254	34,034
Denbury, Inc.†	612	52,791
Equinor ASA	7,481	246,750
Exxon Mobil Corp.	12,905	1,126,735
Marathon Oil Corp.	25,864	584,009
Marathon Petroleum Corp.	8,609	855,132
Occidental Petroleum Corp.	1,587	97,521
PBF Energy, Inc., Class A†	1,455	51,158
PDC Energy, Inc.	1,695	97,954
PetroChina Co., Ltd.	178,000	73,197
Petroleo Brasileiro SA (Preference Shares)†	6,100	33,698
Phillips 66	1,258	101,546
PTT Exploration & Production PCL	19,100	81,271
Reliance Industries, Ltd.†	9,427	272,476
Shell PLC	21,164	526,567
SM Energy Co.	1,288	48,442

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Talos Energy, Inc.†	2,172	$ 36,164
Valero Energy Corp.	1,010	107,918
		5,174,215
Oil & Gas Services — 0.0%
NOW, Inc.†	3,100	31,155
Oceaneering International, Inc.†	907	7,220
Weatherford International PLC†	1,274	41,137
		79,512
Packaging & Containers — 0.1%
O-I Glass, Inc.†	2,479	32,103
Sealed Air Corp.	2,094	93,204
WestRock Co.	2,857	88,253
		213,560
Pharmaceuticals — 6.7%
AbbVie, Inc.	9,126	1,224,801
Alector, Inc.†	2,287	21,635
Alkermes PLC†	1,874	41,846
AmerisourceBergen Corp.	758	102,580
Amylyx Pharmaceuticals, Inc.†	510	14,357
Arvinas, Inc.†	179	7,964
AstraZeneca PLC	1,682	184,970
Bristol-Myers Squibb Co.	13,664	971,374
Cardinal Health, Inc.	1,803	120,224
Catalyst Pharmaceuticals, Inc.†	559	7,172
Cigna Corp.	379	105,161
Corcept Therapeutics, Inc.†	431	11,051
CVS Health Corp.	16,171	1,542,228
Eagle Pharmaceuticals, Inc.†	230	6,077
Eli Lilly & Co.	4,731	1,529,769
Enanta Pharmaceuticals, Inc.†	728	37,761
GSK PLC	11,178	163,042
Ipsen SA	808	74,623
Johnson & Johnson	652	106,511
McKesson Corp.	280	95,164
Merck & Co., Inc.	20,063	1,727,826
Merck KGaA	1,457	237,787
Novartis AG	6,956	530,278
Novo Nordisk A/S, Class B	5,264	524,684
Ono Pharmaceutical Co., Ltd.	3,700	86,069
Option Care Health, Inc.†	1,704	53,625
Pfizer, Inc.	19,582	856,908
Prometheus Biosciences, Inc.†	799	47,149
Roche Holding AG	2,070	674,942
Sun Pharmaceutical Industries, Ltd.	4,954	57,715
Tricida, Inc.†	954	9,998
USANA Health Sciences, Inc.†	118	6,614
Vanda Pharmaceuticals, Inc.†	842	8,319
		11,190,224
Pipelines — 0.9%
Cheniere Energy, Inc.	4,645	770,652
Golar LNG, Ltd.†	832	20,733
Targa Resources Corp.	10,817	652,698
		1,444,083
Private Equity — 0.2%
3i Group PLC	11,575	138,983
Partners Group Holding AG	312	250,651
		389,634
Security Description	Shares or Principal Amount	Value

Real Estate — 0.5%
Anywhere Real Estate, Inc.†	2,542	$ 20,615
CBRE Group, Inc., Class A†	3,959	267,272
CK Asset Holdings, Ltd.	32,407	194,460
Cushman & Wakefield PLC†	2,415	27,652
Jones Lang LaSalle, Inc.†	626	94,570
Kennedy-Wilson Holdings, Inc.	552	8,534
Marcus & Millichap, Inc.	556	18,226
Mitsui Fudosan Co., Ltd.	2,000	38,124
Nomura Real Estate Holdings, Inc.	5,300	120,150
Phoenix Mills, Ltd.	2,106	36,183
RE/MAX Holdings, Inc., Class A	367	6,940
Sumitomo Realty & Development Co., Ltd.	1,500	34,157
		866,883
REITS — 1.7%
Alexander & Baldwin, Inc.	1,245	20,642
American Tower Corp.	402	86,309
Apartment Income REIT Corp.	2,484	95,932
Apple Hospitality REIT, Inc.	1,283	18,039
Armada Hoffler Properties, Inc.	590	6,124
AvalonBay Communities, Inc.	533	98,173
BrightSpire Capital, Inc.	1,174	7,408
Brixmor Property Group, Inc.	5,011	92,553
BRT Apartments Corp.	247	5,017
Camden Property Trust	769	91,857
City Office REIT, Inc.	735	7,328
Corporate Office Properties Trust	348	8,084
Crown Castle, Inc.	643	92,946
CubeSmart	2,362	94,622
Equity LifeStyle Properties, Inc.	1,488	93,506
Equity Residential	1,413	94,982
Essential Properties Realty Trust, Inc.	2,147	41,759
Essex Property Trust, Inc.	387	93,743
Extra Space Storage, Inc.	598	103,281
First Industrial Realty Trust, Inc.	2,055	92,084
Gaming and Leisure Properties, Inc.	2,229	98,611
Goodman Group	20,116	200,988
Granite Point Mtg. Trust, Inc.	865	5,571
iStar, Inc.	2,610	24,169
Life Storage, Inc.	3,118	345,350
MFA Financial, Inc.	336	2,614
National Health Investors, Inc.	172	9,723
Outfront Media, Inc.	2,586	39,281
Piedmont Office Realty Trust, Inc., Class A	1,805	19,061
PotlatchDeltic Corp.	983	40,342
Prologis, Inc.	928	94,285
Public Storage	374	109,511
Retail Opportunity Investments Corp.	2,167	29,818
Sabra Health Care REIT, Inc.	2,062	27,053
Simon Property Group, Inc.	1,189	106,713
SITE Centers Corp.	606	6,490
STAG Industrial, Inc.	1,716	48,786
Sunstone Hotel Investors, Inc.	4,309	40,591
Terreno Realty Corp.	123	6,518
TPG RE Finance Trust, Inc.	1,038	7,266
Urban Edge Properties	531	7,083
Weyerhaeuser Co.	11,736	335,180
		2,849,393
Retail — 2.9%
Abercrombie & Fitch Co., Class A†	504	7,837
AutoNation, Inc.†	964	98,203
AutoZone, Inc.†	440	942,449

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
BJ's Wholesale Club Holdings, Inc.†	1,290	$ 93,925
Bloomin' Brands, Inc.	497	9,110
BlueLinx Holdings, Inc.†	239	14,842
Buckle, Inc.	258	8,168
Caleres, Inc.	1,299	31,462
Casey's General Stores, Inc.	236	47,795
Chow Tai Fook Jewellery Group, Ltd.	29,200	54,669
Cie Financiere Richemont SA	799	74,973
Costco Wholesale Corp.	231	109,094
Dave & Buster's Entertainment, Inc.†	412	12,784
Dillard's, Inc., Class A	148	40,369
Dollar General Corp.	422	101,221
Foot Locker, Inc.	207	6,444
Genuine Parts Co.	1,692	252,649
GMS, Inc.†	483	19,325
Group 1 Automotive, Inc.	52	7,429
Home Depot, Inc.	365	100,718
Industria de Diseno Textil SA	7,809	161,298
JD Sports Fashion PLC	115,990	126,685
Li Ning Co., Ltd.	13,000	98,790
Lowe's Cos., Inc.	573	107,615
Macy's, Inc.	6,319	99,019
MarineMax, Inc.†	220	6,554
McDonald's Corp.	547	126,215
McDonald's Holdings Co. Japan, Ltd.	4,200	146,301
Moncler SpA	5,685	233,425
Movado Group, Inc.	233	6,566
Murphy USA, Inc.	35	9,622
O'Reilly Automotive, Inc.†	208	146,297
Pandora A/S	2,449	114,067
Penske Automotive Group, Inc.	988	97,249
Sally Beauty Holdings, Inc.†	2,713	34,184
Signet Jewelers, Ltd.	767	43,865
Ulta Beauty, Inc.†	1,838	737,387
Wal-Mart de Mexico SAB de CV	51,065	179,340
Walmart, Inc.	817	105,965
Wendy's Co.	5,104	95,394
Wesfarmers, Ltd.	7,432	201,986
World Fuel Services Corp.	1,045	24,495
		4,935,785
Savings & Loans — 0.0%
Brookline Bancorp, Inc.	609	7,095
OceanFirst Financial Corp.	669	12,470
Washington Federal, Inc.	628	18,827
		38,392
Semiconductors — 2.8%
Advanced Micro Devices, Inc.†	2,223	140,849
Alpha & Omega Semiconductor, Ltd.†	990	30,452
Ambarella, Inc.†	116	6,517
Applied Materials, Inc.	1,164	95,367
ASM International NV	55	12,306
ASML Holding NV	268	111,164
ASPEED Technology, Inc.	1,100	60,462
Axcelis Technologies, Inc.†	699	42,331
Broadcom, Inc.	208	92,354
CEVA, Inc.†	364	9,548
KLA Corp.	302	91,394
Lam Research Corp.	246	90,036
Lattice Semiconductor Corp.†	4,376	215,343
MaxLinear, Inc.†	1,234	40,253
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Monolithic Power Systems, Inc.	249	$ 90,487
NVIDIA Corp.	9,492	1,152,234
QUALCOMM, Inc.	11,311	1,277,917
Rambus, Inc.†	1,941	49,340
Samsung Electronics Co., Ltd.	6,342	233,026
Semtech Corp.†	881	25,910
STMicroelectronics NV	6,095	188,059
Synaptics, Inc.†	232	22,970
Taiwan Semiconductor Manufacturing Co., Ltd.	41,039	539,428
		4,617,747
Software — 6.7%
Adeia, Inc.	1,987	28,096
Adobe, Inc.†	2,538	698,458
Agilysys, Inc.†	263	14,557
Allscripts Healthcare Solutions, Inc.†	2,730	41,578
Altair Engineering, Inc., Class A†	148	6,545
American Software, Inc., Class A	465	7,124
Appian Corp.†	329	13,433
Atlassian Corp. PLC, Class A†	2,870	604,393
Autodesk, Inc.†	614	114,695
Avid Technology, Inc.†	1,354	31,494
Cadence Design Systems, Inc.†	6,910	1,129,301
CommVault Systems, Inc.†	753	39,939
Computer Programs & Systems, Inc.†	272	7,583
CSG Systems International, Inc.	618	32,680
DocuSign, Inc.†	1,804	96,460
Domo, Inc., Class B†	1,888	33,965
Donnelley Financial Solutions, Inc.†	363	13,420
Dropbox, Inc., Class A†	4,458	92,370
Enfusion, Inc.†	696	8,589
Fidelity National Information Services, Inc.	1,201	90,760
Intuit, Inc.	2,520	976,046
Manhattan Associates, Inc.†	1,260	167,618
Microsoft Corp.	17,678	4,117,206
MongoDB, Inc.†	480	95,309
NextGen Healthcare, Inc.†	1,207	21,364
RingCentral, Inc., Class A†	2,385	95,305
ROBLOX Corp., Class A†	2,753	98,667
Sage Group PLC	18,073	139,049
Sapiens International Corp. NV	360	6,905
ServiceNow, Inc.†	239	90,249
Skillz, Inc.†	6,606	6,738
Smartsheet, Inc., Class A†	2,987	102,633
Snowflake, Inc., Class A†	3,383	574,975
SolarWinds Corp.†	851	6,595
Sprout Social, Inc., Class A†	720	43,690
Square Enix Holdings Co., Ltd.	3,800	162,964
SS&C Technologies Holdings, Inc.	1,897	90,582
Sumo Logic, Inc.†	2,675	20,062
Synopsys, Inc.†	3,483	1,064,091
TOTVS SA†	20,314	110,526
Workday, Inc., Class A†	674	102,596
		11,198,610
Telecommunications — 2.2%
A10 Networks, Inc.	2,781	36,904
Arista Networks, Inc.†	1,035	116,841
AT&T, Inc.	47,784	733,007
Calix, Inc.†	470	28,736
Cambium Networks Corp.†	477	8,071
Cisco Systems, Inc.	21,638	865,520

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
EchoStar Corp., Class A†	1,137	$ 18,726
Extreme Networks, Inc.†	3,318	43,366
KDDI Corp.	10,500	307,964
Koninklijke KPN NV	55,209	149,601
MTN Group, Ltd.	7,989	52,451
Nippon Telegraph & Telephone Corp.	9,600	258,989
Telefonaktiebolaget LM Ericsson, Class B	38,228	222,630
Telstra Corp., Ltd.	100,809	247,078
Verizon Communications, Inc.	15,726	597,116
Viavi Solutions, Inc.†	600	7,830
		3,694,830
Toys/Games/Hobbies — 0.3%
Bandai Namco Holdings, Inc.	1,600	104,501
Nintendo Co., Ltd.	8,000	323,941
		428,442
Transportation — 0.9%
AP Moller - Maersk A/S, Series B	56	101,441
ArcBest Corp.	306	22,256
Covenant Logistics Group, Inc.	356	10,217
CSX Corp.	28,836	768,191
Deutsche Post AG	6,815	207,370
Dorian LPG, Ltd.	865	11,738
Hub Group, Inc., Class A†	384	26,488
Matson, Inc.	583	35,866
Nippon Yusen KK	6,600	112,716
Safe Bulkers, Inc.	2,839	7,012
SFL Corp., Ltd.	702	6,395
SG Holdings Co., Ltd.	1,700	23,103
Union Pacific Corp.	362	70,525
United Parcel Service, Inc., Class B	550	88,847
ZIM Integrated Shipping Services, Ltd.	600	14,100
		1,506,265
Water — 0.1%
Essential Utilities, Inc.	2,229	92,236
SJW Group	263	15,149
		107,385
Total Common Stocks (cost $134,280,596)		128,480,546
CORPORATE BONDS & NOTES — 8.8%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027*	$ 15,000	12,671
7.50%, 06/01/2029*	5,000	3,625
7.75%, 04/15/2028*	20,000	15,100
CMG Media Corp.
8.88%, 12/15/2027*	70,000	53,478
Interpublic Group of Cos., Inc.
4.65%, 10/01/2028	72,000	66,579
		151,453
Aerospace/Defense — 0.2%
Boeing Co.
4.88%, 05/01/2025	45,000	43,907
Bombardier, Inc.
6.00%, 02/15/2028*	5,000	4,183
7.13%, 06/15/2026*	35,000	32,101
7.88%, 04/15/2027*	15,000	13,800
Security Description	Shares or Principal Amount	Value

Aerospace/Defense (continued)
Howmet Aerospace, Inc.
3.00%, 01/15/2029	$ 20,000	$ 16,339
L3Harris Technologies, Inc.
3.85%, 12/15/2026	43,000	40,601
Northrop Grumman Corp.
3.25%, 01/15/2028	41,000	37,306
TransDigm, Inc.
4.63%, 01/15/2029	15,000	12,076
4.88%, 05/01/2029	15,000	12,125
5.50%, 11/15/2027	20,000	17,394
6.25%, 03/15/2026*	25,000	24,250
6.38%, 06/15/2026	10,000	9,448
		263,530
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	15,000	14,088
5.75%, 04/20/2029*	15,000	13,087
Delta Air Lines/Skymiles
4.75%, 10/20/2028*	25,000	23,284
United Airlines, Inc.
4.38%, 04/15/2026*	5,000	4,463
4.63%, 04/15/2029*	5,000	4,137
		59,059
Apparel — 0.0%
Hanesbrands, Inc.
4.63%, 05/15/2024*	10,000	9,535
Kontoor Brands, Inc.
4.13%, 11/15/2029*	20,000	15,935
Levi Strauss & Co.
3.50%, 03/01/2031*	25,000	19,500
		44,970
Auto Manufacturers — 0.2%
Allison Transmission, Inc.
3.75%, 01/30/2031*	10,000	7,666
4.75%, 10/01/2027*	20,000	17,613
BMW US Capital LLC
3.95%, 08/14/2028*	25,000	23,262
Ford Motor Co.
3.25%, 02/12/2032	25,000	18,008
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	200,000	156,000
General Motors Co.
5.20%, 04/01/2045	14,000	10,660
5.95%, 04/01/2049	35,000	29,195
General Motors Financial Co., Inc.
1.25%, 01/08/2026	13,000	11,173
4.00%, 10/06/2026	11,000	10,174
		283,751
Auto Parts & Equipment — 0.0%
Clarios Global LP
6.75%, 05/15/2025*	9,000	8,813
Banks — 1.1%
Banco Santander SA
1.72%, 09/14/2027	200,000	165,455
Bank of America Corp.
2.50%, 02/13/2031	62,000	48,922
3.85%, 03/08/2037	115,000	92,782
5.13%, 06/20/2024(1)	45,000	42,050

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
6.10%, 03/17/2025(1)	$ 87,000	$ 83,399
Bank of Montreal
3.80%, 12/15/2032	14,000	12,140
CIT Group, Inc.
6.13%, 03/09/2028	56,000	55,586
Citigroup, Inc.
3.67%, 07/24/2028	56,000	50,415
3.88%, 02/18/2026(1)	78,000	64,321
4.45%, 09/29/2027	149,000	137,925
Deutsche Bank AG
2.31%, 11/16/2027	150,000	121,675
Fifth Third Bancorp
5.10%, 06/30/2023(1)	13,000	11,703
Freedom Mtg. Corp.
6.63%, 01/15/2027*	10,000	7,126
8.13%, 11/15/2024*	10,000	8,750
8.25%, 04/15/2025*	22,000	18,177
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	30,000	24,191
3.65%, 08/10/2026(1)	36,000	27,630
3.85%, 01/26/2027	45,000	41,813
4.22%, 05/01/2029	68,000	61,804
6.75%, 10/01/2037	13,000	12,957
JPMorgan Chase & Co.
2.08%, 04/22/2026	11,000	10,022
3.65%, 06/01/2026(1)	16,000	12,957
3.78%, 02/01/2028	30,000	27,505
3.80%, 07/23/2024	27,000	26,631
3.96%, 11/15/2048	134,000	100,376
4.60%, 02/01/2025(1)	89,000	77,528
6.10%, 10/01/2024(1)	16,000	15,360
JPMorgan Chase & Co. FRS
3.91%, (3 ML+1.00%), 05/15/2077	38,000	29,982
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	95,000	84,747
Royal Bank of Canada
4.65%, 01/27/2026	38,000	36,972
Toronto-Dominion Bank
4.11%, 06/08/2027	16,000	15,086
Truist Financial Corp.
4.80%, 09/01/2024(1)	35,000	31,162
US Bancorp
2.49%, 11/03/2036	80,000	60,127
Wells Fargo & Co.
3.90%, 03/15/2026(1)	28,000	23,678
5.88%, 06/15/2025(1)	120,000	114,246
Westpac Banking Corp.
2.96%, 11/16/2040	31,000	19,791
4.42%, 07/24/2039	42,000	33,723
		1,808,714
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	18,000	14,906
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	18,000	15,315
3.43%, 06/15/2027	25,000	23,098
		53,319
Security Description	Shares or Principal Amount	Value

Biotechnology — 0.0%
Amgen, Inc.
2.60%, 08/19/2026	$ 8,000	$ 7,329
3.20%, 11/02/2027	30,000	27,514
		34,843
Building Materials — 0.1%
Boise Cascade Co.
4.88%, 07/01/2030*	15,000	12,460
Builders FirstSource, Inc.
4.25%, 02/01/2032*	10,000	7,671
6.38%, 06/15/2032*	10,000	8,882
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	5,000	4,121
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	10,000	7,449
Jeld-Wen, Inc.
4.88%, 12/15/2027*	5,000	3,575
6.25%, 05/15/2025*	10,000	9,400
Johnson Controls International PLC
3.90%, 02/14/2026	45,000	43,160
Louisiana-Pacific Corp.
3.63%, 03/15/2029*	15,000	11,785
Masonite International Corp.
3.50%, 02/15/2030*	25,000	19,113
5.38%, 02/01/2028*	5,000	4,423
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	10,000	7,406
Standard Industries, Inc.
3.38%, 01/15/2031*	5,000	3,516
4.38%, 07/15/2030*	30,000	22,950
5.00%, 02/15/2027*	15,000	13,274
		179,185
Chemicals — 0.4%
Avient Corp.
7.13%, 08/01/2030*	5,000	4,615
Cabot Corp.
5.00%, 06/30/2032	45,000	40,395
Celanese US Holdings LLC
1.40%, 08/05/2026	25,000	20,384
6.17%, 07/15/2027	100,000	94,640
6.33%, 07/15/2029	25,000	23,301
CF Industries, Inc.
4.95%, 06/01/2043	99,000	79,767
GCP Applied Technologies, Inc.
5.50%, 04/15/2026*	35,000	35,481
Huntsman International LLC
4.50%, 05/01/2029	85,000	74,943
Ingevity Corp.
3.88%, 11/01/2028*	15,000	12,402
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	23,000	17,659
3.47%, 12/01/2050*	13,000	8,509
4.45%, 09/26/2028	42,000	38,541
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029*	25,000	18,750
Nutrien, Ltd.
4.00%, 12/15/2026	10,000	9,481
4.20%, 04/01/2029	33,000	30,536
PMHC II, Inc.
9.00%, 02/15/2030*	20,000	13,014

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028*	$ 30,000	$ 24,762
6.63%, 05/01/2029*	10,000	7,687
Sherwin-Williams Co.
3.45%, 06/01/2027	27,000	24,788
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	20,000	11,800
Tronox, Inc.
4.63%, 03/15/2029*	25,000	18,500
Westlake Chemical Corp.
2.88%, 08/15/2041	30,000	19,006
Westlake Corp.
3.60%, 08/15/2026	45,000	41,847
WR Grace Holdings LLC
4.88%, 06/15/2027*	20,000	17,192
5.63%, 10/01/2024 to 08/15/2029*	35,000	28,475
		716,475
Commercial Services — 0.3%
ADT Security Corp.
4.13%, 08/01/2029*	30,000	24,900
Block, Inc.
3.50%, 06/01/2031	77,000	59,699
Carriage Services, Inc.
4.25%, 05/15/2029*	15,000	11,862
ERAC USA Finance LLC
5.63%, 03/15/2042*	55,000	49,758
Gartner, Inc.
3.63%, 06/15/2029*	5,000	4,163
3.75%, 10/01/2030*	20,000	16,373
Global Payments, Inc.
2.90%, 05/15/2030	16,000	12,754
GW B-CR Security Corp.
9.50%, 11/01/2027*	12,000	10,528
Herc Holdings, Inc.
5.50%, 07/15/2027*	15,000	13,500
Moody's Corp.
2.55%, 08/18/2060	35,000	19,006
NESCO Holdings II, Inc.
5.50%, 04/15/2029*	25,000	20,837
Nielsen Co. Luxembourg SARL
5.00%, 02/01/2025*	15,000	14,707
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/2029*	25,000	24,889
5.63%, 10/01/2028*	10,000	9,925
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029*	30,000	21,877
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	10,000	8,402
6.25%, 01/15/2028*	30,000	25,601
S&P Global, Inc.
2.45%, 03/01/2027*	10,000	8,964
4.75%, 08/01/2028*	16,000	15,616
Sabre GLBL, Inc.
9.25%, 04/15/2025*	20,000	19,148
Service Corp. International
3.38%, 08/15/2030	10,000	7,821
4.00%, 05/15/2031	30,000	24,126
4.63%, 12/15/2027	14,000	12,670
5.13%, 06/01/2029	20,000	18,176
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026*	$ 15,000	$ 13,678
		468,980
Computers — 0.1%
Apple, Inc.
3.00%, 11/13/2027	145,000	133,831
4.38%, 05/13/2045	40,000	35,891
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	35,000	29,400
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	3,000	3,236
		202,358
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	20,000	15,666
4.00%, 01/15/2028*	20,000	17,496
Univar Solutions USA, Inc.
5.13%, 12/01/2027*	20,000	17,800
		50,962
Diversified Financial Services — 0.3%
AG Issuer LLC
6.25%, 03/01/2028*	15,000	12,977
Air Lease Corp.
3.25%, 10/01/2029	45,000	36,627
4.63%, 10/01/2028	61,000	54,756
Ally Financial, Inc.
8.00%, 11/01/2031	86,000	90,159
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	20,000	16,738
Capital One Financial Corp.
3.75%, 03/09/2027	34,000	31,300
4.20%, 10/29/2025	16,000	15,384
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	20,000	13,950
Coinbase Global, Inc.
3.38%, 10/01/2028*	15,000	9,382
goeasy, Ltd.
4.38%, 05/01/2026*	10,000	8,725
5.38%, 12/01/2024*	5,000	4,687
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	20,000	14,736
2.65%, 09/15/2040	57,000	38,381
3.65%, 05/23/2025	13,000	12,579
Nationstar Mortgage Holdings, Inc.
5.50%, 08/15/2028*	15,000	11,779
5.75%, 11/15/2031*	35,000	25,668
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.88%, 04/15/2045*	21,000	17,154
PennyMac Financial Services, Inc.
5.38%, 10/15/2025*	20,000	17,099
5.75%, 09/15/2031*	10,000	7,154
PHH Mortgage Corp.
7.88%, 03/15/2026*	25,000	21,663
Springleaf Finance Corp.
5.38%, 11/15/2029	50,000	38,750
		499,648

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric — 0.4%
AES Corp.
2.45%, 01/15/2031	$ 56,000	$ 42,840
American Electric Power Co., Inc.
4.30%, 12/01/2028	42,000	39,240
American Transmission Systems, Inc.
2.65%, 01/15/2032*	20,000	15,701
Appalachian Power Co.
5.80%, 10/01/2035	20,000	19,513
Calpine Corp.
4.50%, 02/15/2028*	25,000	22,025
5.00%, 02/01/2031*	5,000	3,973
5.25%, 06/01/2026*	10,000	9,426
Commonwealth Edison Co.
5.88%, 02/01/2033	25,000	25,436
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	14,000	11,226
Duke Energy Ohio, Inc.
3.65%, 02/01/2029	41,000	37,465
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	9,000	8,633
4.25%, 05/01/2030	57,000	49,452
NRG Energy, Inc.
2.45%, 12/02/2027*	38,000	31,109
3.75%, 06/15/2024*	62,000	59,591
3.88%, 02/15/2032*	30,000	23,401
4.45%, 06/15/2029*	10,000	8,674
5.25%, 06/15/2029*	10,000	8,750
6.63%, 01/15/2027	2,000	1,959
Pacific Gas & Electric Co.
2.10%, 08/01/2027	14,000	11,317
2.95%, 03/01/2026	10,000	8,822
4.95%, 07/01/2050	20,000	14,639
5.90%, 06/15/2032	29,000	26,446
PacifiCorp
2.70%, 09/15/2030	17,000	14,195
6.25%, 10/15/2037	15,000	15,350
Vistra Corp.
7.00%, 12/15/2026*(1)	5,000	4,365
Vistra Operations Co. LLC
3.55%, 07/15/2024*	35,000	33,349
4.30%, 07/15/2029*	33,000	28,119
5.00%, 07/31/2027*	10,000	9,032
5.50%, 09/01/2026*	25,000	23,187
WEC Energy Group, Inc. FRS
5.02%, (3 ML+2.11%), 05/15/2067	71,000	58,930
		666,165
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.
7.25%, 06/15/2028*	15,000	14,692
Electronics — 0.1%
Imola Merger Corp.
4.75%, 05/15/2029*	40,000	33,746
Sensata Technologies BV
4.00%, 04/15/2029*	15,000	12,412
5.88%, 09/01/2030*	20,000	18,713
Sensata Technologies, Inc.
3.75%, 02/15/2031*	63,000	49,626
TTM Technologies, Inc.
4.00%, 03/01/2029*	25,000	20,133
		134,630
Security Description	Shares or Principal Amount	Value

Engineering & Construction — 0.0%
Brand Industrial Services, Inc.
8.50%, 07/15/2025*	$ 10,000	$ 7,225
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/2029*	20,000	15,412
		22,637
Entertainment — 0.2%
AMC Entertainment Holdings, Inc.
7.50%, 02/15/2029*	10,000	7,725
10.00%, 06/15/2026*	25,000	17,062
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	5,000	3,820
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025*	40,000	38,596
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030*	25,000	21,833
Cinemark USA, Inc.
5.25%, 07/15/2028*	25,000	19,227
5.88%, 03/15/2026*	5,000	4,181
8.75%, 05/01/2025*	5,000	5,055
Everi Holdings, Inc.
5.00%, 07/15/2029*	5,000	4,100
Live Nation Entertainment, Inc.
5.63%, 03/15/2026*	20,000	19,072
6.50%, 05/15/2027*	10,000	9,623
Penn National Gaming, Inc.
5.63%, 01/15/2027*	20,000	17,686
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/01/2026*	5,000	4,300
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	15,000	12,024
Scientific Games International, Inc.
7.00%, 05/15/2028*	5,000	4,714
7.25%, 11/15/2029*	20,000	18,614
Six Flags Entertainment Corp.
5.50%, 04/15/2027*	15,000	13,171
Warnermedia Holdings, Inc.
3.76%, 03/15/2027*	108,000	96,628
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	40,000	32,328
7.75%, 04/15/2025*	5,000	4,884
		354,643
Environmental Control — 0.1%
Covanta Holding Corp.
4.88%, 12/01/2029*	30,000	24,248
GFL Environmental, Inc.
3.50%, 09/01/2028*	10,000	8,433
4.00%, 08/01/2028*	5,000	4,167
4.75%, 06/15/2029*	5,000	4,213
5.13%, 12/15/2026*	15,000	13,969
Madison IAQ LLC
4.13%, 06/30/2028*	5,000	4,016
5.88%, 06/30/2029*	40,000	27,862
Waste Connections, Inc.
4.20%, 01/15/2033	15,000	13,589
4.25%, 12/01/2028	58,000	54,587

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Environmental Control (continued)
Waste Pro USA, Inc.
5.50%, 02/15/2026*	$ 25,000	$ 21,963
		177,047
Food — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	15,000	13,407
4.88%, 02/15/2030*	30,000	25,380
7.50%, 03/15/2026*	15,000	15,090
Kraft Heinz Foods Co.
3.88%, 05/15/2027	59,000	55,140
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	40,000	33,850
4.88%, 05/15/2028*	10,000	9,071
		151,938
Forest Products & Paper — 0.0%
Mercer International, Inc.
5.13%, 02/01/2029	15,000	11,953
5.50%, 01/15/2026	15,000	13,841
Sylvamo Corp.
7.00%, 09/01/2029*	30,000	25,601
		51,395
Hand/Machine Tools — 0.0%
Werner FinCo LP/Werner FinCo, Inc,
8.75%, 07/15/2025*	15,000	12,750
Healthcare-Products — 0.0%
Danaher Corp.
3.35%, 09/15/2025	25,000	23,970
Medline Borrower LP
3.88%, 04/01/2029*	10,000	8,017
5.25%, 10/01/2029*	15,000	11,325
		43,312
Healthcare-Services — 0.2%
Air Methods Corp.
8.00%, 05/15/2025*	15,000	7,527
Centene Corp.
3.00%, 10/15/2030	15,000	11,879
4.63%, 12/15/2029	50,000	44,930
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	10,000	8,318
4.00%, 03/15/2031*	10,000	8,064
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	40,000	27,850
5.63%, 03/15/2027*	5,000	3,849
6.88%, 04/01/2028 to 04/15/2029*	35,000	16,651
8.00%, 03/15/2026*	15,000	12,987
HCA, Inc.
3.50%, 09/01/2030	5,000	4,129
4.50%, 02/15/2027	5,000	4,668
5.25%, 06/15/2026	16,000	15,461
5.38%, 09/01/2026	59,000	57,159
Tenet Healthcare Corp.
4.25%, 06/01/2029*	15,000	12,424
4.63%, 07/15/2024	4,000	3,868
4.88%, 01/01/2026*	25,000	23,232
5.13%, 11/01/2027*	40,000	35,891
6.13%, 06/15/2030*	25,000	22,900
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
UnitedHealth Group, Inc.
3.45%, 01/15/2027	$ 5,000	$ 4,722
3.85%, 06/15/2028	62,000	58,274
		384,783
Home Builders — 0.1%
D.R. Horton, Inc.
5.75%, 08/15/2023	18,000	18,097
Lennar Corp.
4.75%, 11/29/2027	85,000	78,481
PulteGroup, Inc.
7.88%, 06/15/2032	20,000	20,667
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.88%, 06/15/2024	5,000	4,901
		122,146
Household Products/Wares — 0.0%
Spectrum Brands, Inc.
3.88%, 03/15/2031*	15,000	10,227
5.00%, 10/01/2029*	15,000	11,932
		22,159
Housewares — 0.1%
Newell Brands, Inc.
4.45%, 04/01/2026	25,000	23,000
4.88%, 06/01/2025	10,000	9,667
Scotts Miracle-Gro Co.
4.38%, 02/01/2032	10,000	7,112
4.50%, 10/15/2029	45,000	32,625
		72,404
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/2027*	30,000	25,854
AmWINS Group, Inc.
4.88%, 06/30/2029*	5,000	4,150
Aon PLC
4.25%, 12/12/2042	20,000	15,444
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	14,000	8,995
4.30%, 05/15/2043	35,000	29,836
CNO Financial Group, Inc.
5.25%, 05/30/2025 to 05/30/2029	26,000	24,826
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/2028	71,000	66,711
Fidelity National Financial, Inc.
3.20%, 09/17/2051	27,000	15,506
HUB International, Ltd.
5.63%, 12/01/2029*	5,000	4,175
7.00%, 05/01/2026*	35,000	33,195
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	27,000	25,645
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070*	72,000	47,826
MetLife, Inc.
6.40%, 12/15/2066	45,000	43,392
Prudential Financial, Inc.
5.20%, 03/15/2044	52,000	49,971
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	21,000	22,867

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
USI, Inc.
6.88%, 05/01/2025*	$ 10,000	$ 9,613
		428,006
Internet — 0.3%
Alphabet, Inc.
2.00%, 08/15/2026	19,000	17,340
2.25%, 08/15/2060	39,000	21,926
Amazon.com, Inc.
2.10%, 05/12/2031	39,000	31,626
2.70%, 06/03/2060	44,000	25,958
Arches Buyer, Inc.
4.25%, 06/01/2028*	50,000	39,000
6.13%, 12/01/2028*	15,000	11,620
Booking Holdings, Inc.
4.63%, 04/13/2030	60,000	56,390
Match Group Holdings II LLC
3.63%, 10/01/2031*	10,000	7,550
4.13%, 08/01/2030*	5,000	4,106
4.63%, 06/01/2028*	25,000	21,844
5.00%, 12/15/2027*	6,000	5,355
Meta Platforms, Inc.
3.50%, 08/15/2027*	22,000	20,573
4.45%, 08/15/2052*	39,000	31,827
Millennium Escrow Corp.
6.63%, 08/01/2026*	10,000	7,905
Netflix, Inc.
4.38%, 11/15/2026	85,000	80,243
4.88%, 04/15/2028	30,000	28,077
5.88%, 11/15/2028	32,000	31,225
NortonLifeLock, Inc.
6.75%, 09/30/2027*	10,000	9,595
TripAdvisor, Inc
7.00%, 07/15/2025*	20,000	19,444
		471,604
Investment Companies — 0.1%
Ares Capital Corp.
3.88%, 01/15/2026	92,000	83,702
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/2029	10,000	8,049
5.25%, 05/15/2027	20,000	17,510
6.25%, 05/15/2026	25,000	23,364
		132,625
Iron/Steel — 0.1%
ArcelorMittal
7.00%, 10/15/2039	37,000	34,783
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029*	22,000	20,248
Commercial Metals Co.
4.13%, 01/15/2030	10,000	8,210
4.38%, 03/15/2032	5,000	3,950
TMS International Corp.
6.25%, 04/15/2029*	20,000	14,197
		81,388
Leisure Time — 0.1%
Carnival Corp.
5.75%, 03/01/2027*	25,000	17,514
10.50%, 02/01/2026*	15,000	14,841
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*	$ 40,000	$ 27,578
NCL Corp., Ltd.
5.88%, 02/15/2027*	10,000	8,325
7.75%, 02/15/2029*	5,000	3,773
Royal Caribbean Cruises, Ltd.
5.50%, 08/31/2026*	5,000	3,825
9.25%, 01/15/2029*	5,000	4,927
		80,783
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 12/01/2027	5,000	4,425
4.75%, 06/15/2031*	30,000	24,291
Full House Resorts, Inc.
8.25%, 02/15/2028*	25,000	22,503
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	20,000	18,350
Station Casinos LLC
4.50%, 02/15/2028*	25,000	20,519
4.63%, 12/01/2031*	15,000	11,329
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*	10,000	9,251
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*	20,000	17,604
		128,272
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.
3.10%, 03/01/2030	10,000	8,054
4.60%, 05/15/2028	40,000	36,939
Terex Corp.
5.00%, 05/15/2029*	10,000	8,583
Vertiv Group Corp.
4.13%, 11/15/2028*	30,000	24,150
		77,726
Machinery-Diversified — 0.1%
Granite US Holdings Corp.
11.00%, 10/01/2027*	20,000	18,854
Husky III Holding, Ltd.
13.00%, 02/15/2025*(2)	30,000	28,125
OT Merger Corp.
7.88%, 10/15/2029*	30,000	20,325
Otis Worldwide Corp.
2.29%, 04/05/2027	30,000	26,578
Stevens Holding Co., Inc.
6.13%, 10/01/2026*	25,000	24,432
		118,314
Media — 0.6%
Audacy Capital Corp.
6.50%, 05/01/2027*	15,000	3,675
6.75%, 03/31/2029*	25,000	6,022
Beasley Mezzanine Holdings LLC
8.63%, 02/01/2026*	25,000	19,250
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	15,000	11,506

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
4.50%, 08/15/2030*	$ 5,000	$ 3,954
4.50%, 05/01/2032	10,000	7,627
4.75%, 03/01/2030*	40,000	32,450
5.38%, 06/01/2029*	85,000	74,402
5.50%, 05/01/2026*	10,000	9,475
Cengage Learning, Inc.
9.50%, 06/15/2024*	25,000	23,438
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	47,000	36,800
5.38%, 05/01/2047	31,000	23,980
6.48%, 10/23/2045	40,000	35,224
Comcast Corp.
2.35%, 01/15/2027	34,000	30,490
2.89%, 11/01/2051	8,000	5,010
3.15%, 03/01/2026	7,000	6,594
3.30%, 02/01/2027	130,000	120,854
4.00%, 11/01/2049	57,000	43,677
6.50%, 11/15/2035	3,000	3,200
Cox Communications, Inc.
2.95%, 10/01/2050*	44,000	26,167
3.35%, 09/15/2026*	27,000	24,862
3.50%, 08/15/2027*	18,000	16,478
CSC Holdings LLC
5.25%, 06/01/2024	36,000	33,300
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026*	20,000	3,981
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.88%, 08/15/2027*	10,000	8,621
DISH DBS Corp.
5.13%, 06/01/2029	20,000	11,750
5.25%, 12/01/2026*	10,000	8,193
5.75%, 12/01/2028*	15,000	11,336
5.88%, 11/15/2024	10,000	8,925
7.75%, 07/01/2026	10,000	7,671
Gray Escrow II, Inc.
5.38%, 11/15/2031*	50,000	39,221
iHeartCommunications, Inc.
8.38%, 05/01/2027	32,299	27,161
Mav Acquisition Corp.
5.75%, 08/01/2028*	25,000	20,875
8.00%, 08/01/2029*	30,000	24,629
News Corp.
3.88%, 05/15/2029*	20,000	16,977
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	10,000	7,972
5.38%, 01/15/2031*	20,000	15,150
Scripps Escrow, Inc.
5.88%, 07/15/2027*	10,000	8,700
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	108,000	83,748
4.00%, 07/15/2028*	15,000	12,759
Spanish Broadcasting System, Inc.
9.75%, 03/01/2026*	20,000	12,600
Townsquare Media, Inc.
6.88%, 02/01/2026*	20,000	18,281
Univision Communications, Inc.
4.50%, 05/01/2029*	5,000	4,077
Security Description	Shares or Principal Amount	Value

Media (continued)
6.63%, 06/01/2027*	$ 30,000	$ 28,311
7.38%, 06/30/2030*	10,000	9,543
Urban One, Inc.
7.38%, 02/01/2028*	25,000	21,248
Walt Disney Co.
4.75%, 09/15/2044	28,000	24,999
7.75%, 12/01/2045	3,000	3,648
		1,038,811
Metal Fabricate/Hardware — 0.0%
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029*	15,000	12,652
Mining — 0.1%
Compass Minerals International, Inc.
4.88%, 07/15/2024*	5,000	4,700
6.75%, 12/01/2027*	25,000	23,494
Freeport-McMoRan, Inc.
4.38%, 08/01/2028	20,000	18,009
4.63%, 08/01/2030	15,000	13,143
5.45%, 03/15/2043	20,000	16,686
Glencore Finance Canada, Ltd.
6.00%, 11/15/2041*	7,000	6,202
Glencore Funding LLC
2.50%, 09/01/2030*	82,000	62,708
4.13%, 03/12/2024*	18,000	17,660
Novelis Corp.
3.25%, 11/15/2026*	10,000	8,347
3.88%, 08/15/2031*	5,000	3,730
4.75%, 01/30/2030*	15,000	12,300
Taseko Mines, Ltd.
7.00%, 02/15/2026*	15,000	11,925
		198,904
Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.
4.63%, 05/15/2030*	10,000	8,277
5.63%, 07/01/2027*	10,000	9,200
General Electric Co.
6.62%, 12/15/2022(1)	25,000	23,380
		40,857
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	25,000	20,302
Oil & Gas — 0.6%
Alberta Energy Co., Ltd.
8.13%, 09/15/2030	5,000	5,397
Antero Resources Corp.
7.63%, 02/01/2029*	8,000	7,985
Apache Corp.
4.38%, 10/15/2028	25,000	21,805
5.10%, 09/01/2040	30,000	24,218
BP Capital Markets America, Inc.
3.12%, 05/04/2026	16,000	14,958
Callon Petroleum Co.
7.50%, 06/15/2030*	35,000	30,643
8.00%, 08/01/2028*	20,000	18,450
Cenovus Energy, Inc.
6.75%, 11/15/2039	5,000	4,965
Centennial Resource Production LLC
5.38%, 01/15/2026*	35,000	31,938
6.88%, 04/01/2027*	25,000	24,186

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Chord Energy Corp.
6.38%, 06/01/2026*	$ 10,000	$ 9,500
Comstock Resources, Inc.
5.88%, 01/15/2030*	20,000	17,419
6.75%, 03/01/2029*	15,000	13,835
Continental Resources, Inc.
2.88%, 04/01/2032*	90,000	65,907
4.38%, 01/15/2028	15,000	13,462
4.50%, 04/15/2023	25,000	24,875
5.75%, 01/15/2031*	15,000	13,558
Devon Energy Corp.
7.95%, 04/15/2032	20,000	21,970
Devon Financing Co. LLC
7.88%, 09/30/2031	10,000	10,954
Diamondback Energy, Inc.
3.25%, 12/01/2026	49,000	45,189
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	30,000	27,676
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 01/30/2028*	45,000	42,800
EQT Corp.
5.68%, 10/01/2025	30,000	29,815
7.00%, 02/01/2030	15,000	15,479
Equinor ASA
5.10%, 08/17/2040	42,000	39,980
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 04/15/2030*	10,000	8,715
6.25%, 04/15/2032*	15,000	13,287
Nabors Industries, Inc.
5.75%, 02/01/2025	20,000	18,106
9.00%, 02/01/2025*	4,000	3,980
Nabors Industries, Ltd.
7.25%, 01/15/2026*	15,000	13,052
Occidental Petroleum Corp.
5.88%, 09/01/2025	5,000	5,015
6.13%, 01/01/2031	5,000	4,925
6.20%, 03/15/2040	101,000	97,717
6.45%, 09/15/2036	55,000	55,000
6.63%, 09/01/2030	10,000	10,150
Ovintiv, Inc.
6.50%, 08/15/2034	15,000	14,613
6.63%, 08/15/2037	5,000	4,894
7.38%, 11/01/2031	10,000	10,417
Precision Drilling Corp.
6.88%, 01/15/2029*	5,000	4,415
7.13%, 01/15/2026*	40,000	37,533
Rockcliff Energy II LLC
5.50%, 10/15/2029*	30,000	26,267
SM Energy Co.
5.63%, 06/01/2025	20,000	19,200
6.50%, 07/15/2028	5,000	4,752
6.63%, 01/15/2027	10,000	9,599
6.75%, 09/15/2026	15,000	14,438
Southwestern Energy Co.
5.38%, 02/01/2029 to 03/15/2030	65,000	58,827
Transocean Pontus, Ltd.
6.13%, 08/01/2025*	8,400	7,854
Transocean Poseidon, Ltd.
6.88%, 02/01/2027*	17,500	16,013
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Transocean, Inc.
11.50%, 01/30/2027*	$ 15,000	$ 13,874
Viper Energy Partners LP
5.38%, 11/01/2027*	20,000	18,410
		1,068,017
Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026 to 09/01/2027	30,000	27,488
Packaging & Containers — 0.1%
Berry Global, Inc.
1.57%, 01/15/2026	42,000	36,617
1.65%, 01/15/2027	56,000	46,436
BWAY Holding Co.
5.50%, 04/15/2024*	30,000	28,500
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	25,000	25,000
Graphic Packaging International LLC
3.50%, 03/01/2029*	10,000	8,226
3.75%, 02/01/2030*	10,000	8,253
Intelligent Packaging Holdco Issuer LP
9.00%, 01/15/2026*(2)	10,000	8,001
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co.-Issuer LLC
6.00%, 09/15/2028*	15,000	11,929
Mauser Packaging Solutions Holding Co.
7.25%, 04/15/2025*	15,000	13,195
8.50%, 04/15/2024*	5,000	4,750
WestRock MWV LLC
7.95%, 02/15/2031	1,000	1,125
8.20%, 01/15/2030	28,000	31,439
		223,471
Pharmaceuticals — 0.1%
1375209 BC, Ltd.
9.00%, 01/30/2028*	1,531	1,527
Bausch Health Cos, Inc.
11.00%, 09/30/2028*	2,723	7,462
14.00%, 10/15/2030*	545	1,010
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	20,000	12,894
6.13%, 02/01/2027*	15,000	10,382
Becton Dickinson & Co.
3.70%, 06/06/2027	40,000	37,224
Elanco Animal Health, Inc.
6.40%, 08/28/2028	15,000	13,242
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/2025*	19,000	11,400
Option Care Health, Inc.
4.38%, 10/31/2029*	5,000	4,225
Owens & Minor, Inc.
4.50%, 03/31/2029*	25,000	19,628
6.63%, 04/01/2030*	10,000	8,800
Viatris, Inc.
2.30%, 06/22/2027	35,000	28,577
Zoetis, Inc.
2.00%, 05/15/2030	5,000	3,971
3.90%, 08/20/2028	58,000	53,702
		214,044

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines — 0.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
7.88%, 05/15/2026*	$ 10,000	$ 10,050
Boardwalk Pipelines LP
3.60%, 09/01/2032	12,000	9,489
Buckeye Partners LP
3.95%, 12/01/2026	5,000	4,361
4.50%, 03/01/2028*	20,000	17,000
5.85%, 11/15/2043	5,000	3,704
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	62,000	60,029
Cheniere Energy Partners LP
3.25%, 01/31/2032	39,000	29,946
4.00%, 03/01/2031	15,000	12,577
DCP Midstream Operating LP
5.63%, 07/15/2027	15,000	14,488
6.75%, 09/15/2037*	20,000	19,393
DT Midstream, Inc.
4.30%, 04/15/2032*	25,000	21,494
El Paso Natural Gas Co. LLC
8.38%, 06/15/2032	30,000	33,444
Enbridge, Inc.
4.25%, 12/01/2026	13,000	12,364
Energy Transfer LP
6.63%, 02/15/2028(1)	85,000	62,050
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/2023	9,000	8,921
Energy Transfer Operating LP
2.90%, 05/15/2025	23,000	21,438
5.88%, 01/15/2024	37,000	37,076
6.50%, 02/01/2042	2,000	1,861
EnLink Midstream LLC
5.63%, 01/15/2028*	30,000	28,050
Enterprise Products Operating LLC
2.80%, 01/31/2030	76,000	63,467
4.25%, 02/15/2048	21,000	16,195
Hess Midstream Operations LP
4.25%, 02/15/2030*	10,000	8,075
5.50%, 10/15/2030*	10,000	8,585
5.63%, 02/15/2026*	25,000	23,731
Hess Midstream Partners LP
5.13%, 06/15/2028*	10,000	8,756
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	30,000	26,430
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	6,000	5,083
Kinetik Holdings LP
5.88%, 06/15/2030*	70,000	64,096
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	50,000	45,598
5.00%, 03/15/2027	24,000	23,025
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/2028*	20,000	17,071
6.00%, 12/31/2030*	15,000	12,752
TransCanada Trust
5.30%, 03/15/2077	57,000	49,053
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 to 11/01/2033*	$ 35,000	$ 28,418
		808,070
Private Equity — 0.0%
KKR Group Finance Co. VI LLC
3.75%, 07/01/2029*	31,000	27,590
Real Estate — 0.0%
Realogy Group LLC/Realogy Co,-Issuer Corp.
5.75%, 01/15/2029*	15,000	10,819
REITS — 0.4%
American Tower Corp.
2.75%, 01/15/2027	14,000	12,380
2.90%, 01/15/2030	40,000	32,880
3.13%, 01/15/2027	102,000	91,620
Crown Castle, Inc.
3.80%, 02/15/2028	41,000	37,098
4.75%, 05/15/2047	7,000	5,727
Crown Castle, Inc.
3.65%, 09/01/2027	20,000	18,105
Digital Realty Trust LP
4.45%, 07/15/2028	76,000	71,002
Equinix, Inc.
3.20%, 11/18/2029	68,000	57,486
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	25,000	18,793
5.25%, 06/01/2025	10,000	9,666
iStar, Inc.
4.25%, 08/01/2025	90,000	87,304
4.75%, 10/01/2024	15,000	14,793
5.50%, 02/15/2026	15,000	15,095
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	25,000	20,130
4.75%, 06/15/2029*	25,000	18,716
5.25%, 10/01/2025*	5,000	4,600
Prologis LP
2.25%, 04/15/2030	14,000	11,436
Service Properties Trust
7.50%, 09/15/2025	5,000	4,675
VICI Properties LP
4.75%, 02/15/2028	36,000	33,102
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/2027*	14,000	12,262
Weyerhaeuser Co.
7.38%, 03/15/2032	8,000	8,631
		585,501
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	30,000	26,106
4.00%, 10/15/2030*	15,000	11,814
4.38%, 01/15/2028*	20,000	17,330
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	42,000	34,533
3.55%, 07/26/2027*	40,000	35,678
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	10,000	7,994
AutoNation, Inc.
3.80%, 11/15/2027	26,000	23,009

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/2027*(2)	$ 10,000	$ 6,803
Beacon Roofing Supply, Inc.
4.13%, 05/15/2029*	10,000	8,099
4.50%, 11/15/2026*	15,000	13,646
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	10,000	7,595
IRB Holding Corp.
7.00%, 06/15/2025*	10,000	9,937
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	10,000	9,290
L Brands, Inc.
6.63%, 10/01/2030*	30,000	26,100
6.75%, 07/01/2036	10,000	8,240
7.50%, 06/15/2029	15,000	13,725
9.38%, 07/01/2025*	3,000	3,105
LBM Acquisition LLC
6.25%, 01/15/2029*	15,000	10,162
Macy's Retail Holdings LLC
5.88%, 03/15/2030*	5,000	3,955
6.13%, 03/15/2032*	10,000	7,657
Rite Aid Corp.
7.50%, 07/01/2025*	28,000	21,303
8.00%, 11/15/2026*	5,000	3,538
Staples, Inc.
7.50%, 04/15/2026*	65,000	54,575
Victoria's Secret & Co.
4.63%, 07/15/2029*	30,000	22,677
White Cap Buyer LLC
6.88%, 10/15/2028*	10,000	8,159
Yum! Brands, Inc.
3.63%, 03/15/2031	10,000	7,992
4.75%, 01/15/2030*	15,000	13,109
5.38%, 04/01/2032	5,000	4,433
		420,564
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	70,000	64,391
Broadcom, Inc.
3.19%, 11/15/2036*	51,000	34,881
4.15%, 11/15/2030	55,000	47,605
4.93%, 05/15/2037*	73,000	60,194
Microchip Technology, Inc.
4.33%, 06/01/2023	24,000	23,884
		230,955
Software — 0.3%
Boxer Parent Co., Inc.
7.13%, 10/02/2025*	5,000	4,900
Central Parent, Inc./Central Merger Sub, Inc.
7.25%, 06/15/2029*	10,000	9,507
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	35,000	27,405
Microsoft Corp.
2.40%, 08/08/2026	10,000	9,257
2.92%, 03/17/2052	31,000	21,864
Minerva Merger Sub, Inc.
6.50%, 02/15/2030*	30,000	23,717
Security Description	Shares or Principal Amount	Value

Software (continued)
Oracle Corp.
1.65%, 03/25/2026	$ 70,000	$ 61,334
3.65%, 03/25/2041	85,000	57,751
3.95%, 03/25/2051	15,000	9,948
Picard Midco, Inc.
6.50%, 03/31/2029*	30,000	25,341
Rocket Software, Inc.
6.50%, 02/15/2029*	50,000	37,000
salesforce.com, Inc.
2.90%, 07/15/2051	51,000	33,688
3.05%, 07/15/2061	71,000	44,304
ServiceNow, Inc.
1.40%, 09/01/2030	49,000	36,077
Twilio, Inc.
3.63%, 03/15/2029	25,000	20,188
3.88%, 03/15/2031	10,000	7,850
Workday, Inc.
3.70%, 04/01/2029	25,000	22,421
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/2029*	65,000	53,036
		505,588
Telecommunications — 0.3%
AT&T, Inc.
2.30%, 06/01/2027	105,000	91,772
4.35%, 03/01/2029	48,000	44,876
4.75%, 05/15/2046	7,000	5,867
CommScope Technologies LLC
6.00%, 06/15/2025*	8,000	7,108
CommScope, Inc.
6.00%, 03/01/2026*	10,000	9,207
8.25%, 03/01/2027*	10,000	8,263
Embarq Corp.
8.00%, 06/01/2036	20,000	10,000
Frontier Communications Corp.
5.88%, 10/15/2027*	15,000	13,444
6.75%, 05/01/2029*	30,000	24,750
Level 3 Financing, Inc.
4.25%, 07/01/2028*	5,000	3,900
Sprint Capital Corp.
6.88%, 11/15/2028	35,000	35,963
Sprint Corp.
7.63%, 03/01/2026	15,000	15,515
T-Mobile USA, Inc.
2.63%, 02/15/2029	10,000	8,256
2.88%, 02/15/2031	10,000	8,058
3.75%, 04/15/2027	79,000	72,904
3.88%, 04/15/2030	7,000	6,209
4.75%, 02/01/2028	30,000	28,320
5.38%, 04/15/2027	5,000	4,913
Verizon Communications, Inc.
2.10%, 03/22/2028	14,000	11,819
3.70%, 03/22/2061	47,000	31,907
4.33%, 09/21/2028	91,000	85,624
		528,675
Toys/Games/Hobbies — 0.0%
Mattel, Inc.
3.38%, 04/01/2026*	5,000	4,462
3.75%, 04/01/2029*	15,000	12,612
		17,074

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation — 0.0%
Watco Cos. LLC/Watco Finance Co.
6.50%, 06/15/2027*	$ 55,000	$ 50,059
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	13,000	11,769
4.40%, 07/01/2027*	115,000	107,916
		119,685
Total Corporate Bonds & Notes (cost $17,361,180)		14,724,605
CONVERTIBLE BONDS & NOTES — 0.0%
Media — 0.0%
DISH Network Corp.
3.38%, 08/15/2026	10,000	6,880
Oil & Gas — 0.0%
Nabors Industries, Inc.
0.75%, 01/15/2024	20,000	18,200
Transocean, Inc.
0.50%, 01/30/2023	9,000	8,561
		26,761
Total Convertible Bonds & Notes (cost $35,079)		33,641
LOANS(3)(4)(5) — 0.3%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS
6.58%, (3 ML+ 6.31%), 08/21/2026	19,263	17,168
Airlines — 0.0%
Aadvantage Loyalty LP, Ltd. FRS
7.83%, (3 ML+ 7.46%), 04/20/2028	5,000	4,836
United Airlines, Inc. FRS
6.81%, (3 ML+ 6.53%), 04/21/2028	14,775	14,073
		18,909
Auto Parts & Equipment — 0.1%
Adient US LLC FRS
6.67%, (1 ML+ 6.37%), 04/08/2028	9,850	9,277
Clarios Global LP FRS
6.42%, (1 ML+ 6.37%), 04/30/2026	30,000	28,313
		37,590
Building Materials — 0.0%
CP Atlas Buyer, Inc. FRS
6.92%, (1 ML+ 6.62%), 11/23/2027	15,641	13,565
Chemicals — 0.0%
Starfruit US HoldCo. LLC FRS
6.12%, (3 ML+ 5.87%), 10/01/2025	11,584	10,849
Commercial Services — 0.0%
PECF USS Intermediate Holding III FRS
7.26%, (3 ML+ 7.37%), 12/15/2028	24,813	21,153
Energy-Alternate Sources — 0.0%
CQP Holdco LP FRS
1.00%, (3 ML+ 7.42%), 06/05/2028	19,750	19,022
Engineering & Construction — 0.0%
Brand Industrial Services, Inc. FRS
7.85%, (3 ML+ 7.03%), 06/21/2024	39,486	34,205
Security Description	Shares or Principal Amount	Value

Entertainment — 0.0%
AMC Entertainment Holdings, Inc. FRS
5.77%, (1 ML+ 5.76%), 04/22/2026	$ 14,745	$ 11,495
Environmental Control — 0.0%
GFL Environmental, Inc. FRS
6.08%, (3 ML+ 5.81%), 05/31/2025	12,467	12,314
Robertshaw US Holding Corp. FRS
11.10%, (1 ML+ 11.13%), 02/28/2026	5,000	3,017
		15,331
Healthcare-Services — 0.1%
Global Medical Response, Inc. FRS
7.39%, (3 ML+ 6.81%), 10/02/2025	34,388	29,552
One Call Corp. FRS
7.88%, (3 ML+ 6.69%), 04/22/2027	9,800	7,448
		37,000
Insurance — 0.0%
Asurion LLC FRS
6.42%, (1 ML+ 6.37%), 07/31/2027	9,874	8,294
8.30%, (1 ML+ 8.37%), 01/15/2029	5,000	3,800
HUB International, Ltd. FRS
6.31%, (3 ML+ 5.98%), 04/25/2025	4,937	4,749
		16,843
Internet — 0.0%
Proofpoint, Inc. FRS
6.25%, (1 ML+ 7.82%), 08/31/2029	15,000	14,400
Leisure Time — 0.0%
MajorDrive Holdings IV LLC FRS
7.14%, (3 ML+ 7.13%), 06/01/2028	19,725	18,073
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp. FRS
5.92%, (1 ML+ 5.30%), 03/02/2027	29,106	27,614
Machinery-Diversified — 0.0%
Vertical US Newco, Inc. FRS
6.88%, (6 ML+ 6.87%), 07/31/2027	9,876	9,426
Media — 0.0%
DirecTV Financing LLC FRS
8.14%, (3 ML+ 8.12%), 08/02/2027	17,750	16,494
iHeartCommunications, Inc. FRS
6.26%, (1 ML+ 6.37%), 05/01/2026	13,374	12,531
		29,025
Packaging & Containers — 0.0%
Klockner Pentaplast of America, Inc. FRS
7.92%, (6 ML+ 8.26%), 02/09/2026	4,863	4,158
Retail — 0.0%
IRB Holding Corp. FRS
6.04%, (SOFR+ 4.24%), 12/15/2027	4,913	4,581
PetSmart, Inc. FRS
6.92%, (1 ML+ 6.87%), 02/12/2028	14,962	14,110
White Cap Buyer LLC FRS
6.85%, (SOFR+ 6.78%), 10/19/2027	14,738	13,765
		32,456
Software — 0.1%
Ultimate Software Group, Inc. FRS
7.62%, (3 ML+ 7.54%), 05/03/2027	10,000	9,400
Ascend Learning LLC FRS
8.92%, (1 ML+ 8.87%), 12/10/2029	10,000	8,656

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Software (continued)
Epicor Software Corp. FRS
10.89%, (1 ML+ 10.87%), 07/31/2028	$ 10,000	$ 9,690
Greeneden US Holdings II LLC FRS
7.14%, (1 ML+ 7.12%), 12/01/2027	14,775	14,036
Rocket Software, Inc. FRS
7.28%, (1 ML+ 7.37%), 11/28/2025	9,875	9,386
Solera LLC FRS
7.17%, (1 ML+ 7.67%), 06/04/2028	14,788	13,609
		64,777
Total Loans (cost $495,338)		453,059
ASSET BACKED SECURITIES — 0.0%
Other Asset Backed Securities — 0.0%
Towd Point Mtg. Trust FRS
Series 2018-SL1, Class A 3.68%, (1 ML+0.60%), 01/25/2046* (cost $18,745)	18,821	18,703
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
Commercial and Residential — 2.3%
AREIT Trust FRS
Series 2021-CRE5, Class A 4.07%, (1 ML+1.08%), 11/17/2038*	83,254	79,527
Barclays Commercial Mtg. Trust
Series 2019-C3, Class C 4.18%, 05/15/2052	199,000	167,084
CD Commercial Mtg. Trust VRS
Series 2016-CD1, Class XA 1.50%, 08/10/2049(6)(7)	239,109	9,136
CD Mtg. Trust VRS
Series 2017-CD5, Class C 4.27%, 08/15/2050(7)	56,000	48,447
Series 2017-CD6, Class C 4.37%, 11/13/2050(7)	57,000	49,223
Citigroup Commercial Mtg. Trust
Series 2014-GC21, Class AS 4.03%, 05/10/2047	42,000	40,721
Citigroup Commercial Mtg. Trust VRS
Series 2013-GC11, Class C 4.13%, 04/10/2046(7)	82,000	80,582
Series 2015-P1, Class C 4.51%, 09/15/2048(7)	37,000	34,089
Series 2014-GC21, Class C 4.78%, 05/10/2047(7)	68,000	63,563
Series 2014-GC19, Class D 5.26%, 03/10/2047*(7)	30,000	28,988
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2005-2, Class 1A2A 2.95%, 05/25/2035(7)	6,226	6,071
Commercial Mtg. Trust VRS
Series 2014-UBS6, Class XA 1.00%, 12/10/2047(6)(7)	334,035	4,710
Series 2013-CR11, Class XA 1.07%, 08/10/2050(6)(7)	430,437	2,376
Series 2014-CR19, Class XA 1.09%, 08/10/2047(6)(7)	450,450	5,900
Series 2014-CR20, Class XA 1.10%, 11/10/2047(6)(7)	492,158	7,624
Series 2014-CR17, Class XA 1.11%, 05/10/2047(6)(7)	169,784	1,859
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2013-LC13, Class XA 1.14%, 08/10/2046(6)(7)	$ 174,872	$ 993
Series 2014-UBS4, Class XA 1.25%, 08/10/2047(6)(7)	263,307	3,619
Series 2015-CR23, Class C 4.43%, 05/10/2048(7)	59,000	55,011
Series 2015-LC21, Class B 4.48%, 07/10/2048(7)	127,000	118,901
Series 2014-UBS6, Class C 4.59%, 12/10/2047(7)	18,000	16,631
Series 2013-CR11, Class AM 4.72%, 08/10/2050(7)	12,000	11,868
Series 2014-CR17, Class C 4.94%, 05/10/2047(7)	198,000	186,038
Series 2010-C1, Class D 5.99%, 07/10/2046*(7)	73,352	71,609
Commerical Mtg. Trust VRS
Series 2013-CR6, Class D 4.22%, 03/10/2046*(7)	36,000	35,308
Credit Suisse Mtg. Capital Certs. VRS
Series 2006-C4, Class AX 1.06%, 09/15/2039*(6)(7)	109	1
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class AS 3.28%, 09/15/2052	82,000	68,836
CSAIL Commercial Mtg. Trust VRS
Series 2015-C1, Class XA 0.96%, 04/15/2050(6)(7)	916,915	12,480
Series 2016-C7, Class AS 3.96%, 11/15/2049(7)	64,000	58,863
Series 2015-C1, Class C 4.40%, 04/15/2050(7)	81,000	69,699
CSMC Trust VRS
Series 2016-NXSR, Class C 4.60%, 12/15/2049(7)	37,000	28,533
DBUBS Mtg. Trust VRS
Series 2011-LC3A, Class D 5.54%, 08/10/2044*(7)	98,989	92,860
GS Mtg. Securities Corp. II
Series 2013-GC10, Class AS 3.28%, 02/10/2046	135,000	134,224
GS Mtg. Securities Corp. II VRS
Series 2013-GC10, Class XA 1.60%, 02/10/2046(6)(7)	553,982	593
GS Mtg. Securities Corp. Trust VRS
Series 2012-GCJ9, Class C 4.45%, 11/10/2045*(7)	130,000	129,483
GS Mtg. Securities Trust
Series 2013-GC10, Class B 3.68%, 02/10/2046*	32,000	31,699
GS Mtg. Securities Trust VRS
Series 2015-GC30, Class C 4.20%, 05/10/2050(7)	45,000	41,192
Series 2014-GC22, Class C 4.84%, 06/10/2047(7)	54,000	50,858
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C17, Class XA 0.87%, 01/15/2047(6)(7)	564,080	3,409
Series 2013-C12, Class C 4.23%, 07/15/2045(7)	50,000	48,750

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2014-C22, Class C 4.70%, 09/15/2047(7)	$ 19,000	$ 17,092
Series 2014-C19, Class C 4.81%, 04/15/2047(7)	12,000	11,405
Series 2013-C15, Class C 5.36%, 11/15/2045(7)	105,000	102,475
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2013-LC11, Class AS 3.22%, 04/15/2046	22,000	21,625
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2014-C20, Class B 4.40%, 07/15/2047(7)	135,000	128,601
Series 2012-C6, Class D 5.13%, 05/15/2045(7)	57,000	54,715
Series 2013-C16, Class C 5.17%, 12/15/2046(7)	33,000	32,077
Legacy Mtg. Asset Trust
Series 2020-GS5, Class A1 3.25%, 06/25/2060*(8)	113,214	110,365
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class B 3.93%, 11/15/2045	69,000	67,620
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C17, Class XA 1.18%, 08/15/2047(6)(7)	82,025	971
Series 2013-C8, Class B 3.78%, 12/15/2048(7)	33,000	32,734
Series 2013-C10, Class AS 4.21%, 07/15/2046(7)	36,000	35,434
Series 2014-C17, Class C 4.64%, 08/15/2047(7)	85,000	80,567
Series 2012-C5, Class E 4.79%, 08/15/2045*(7)	67,000	66,496
Series 2013-C12, Class C 4.91%, 10/15/2046(7)	55,000	51,985
Series 2013-C13, Class B 4.91%, 11/15/2046(7)	53,000	51,881
Series 2014-C14, Class C 5.21%, 02/15/2047(7)	72,000	70,685
Morgan Stanley Capital I Trust VRS
Series 2016-BNK2, Class C 4.02%, 11/15/2049(7)	163,000	139,115
Series 2018-L1, Class A4 4.41%, 10/15/2051(7)	85,000	80,545
Series 2011-C3, Class D 5.25%, 07/15/2049*(7)	43,000	41,282
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class A 4.28%, (1 ML+1.20%), 11/25/2036*	37,913	36,527
Shelter Growth CRE Issuer, Ltd. FRS
Series 2021-FL3, Class A 3.90%, (1 ML+1.08%), 09/15/2036*	96,135	93,645
Verus Securitization Trust VRS
Series 2020-INV1, Class A1 1.98%, 03/25/2060*(7)	19,334	18,894
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2004-AR12, Class A2B 4.00%, (1 ML+0.92%), 10/25/2044	$ 13,981	$ 12,866
Wells Fargo Commercial Mtg. Trust
Series 2016-BNK1, Class AS 2.81%, 08/15/2049	83,000	73,035
Series 2019-C50, Class B 4.19%, 05/15/2052	50,000	43,945
Wells Fargo Commercial Mtg. Trust VRS
Series 2020-C57, Class C 4.16%, 08/15/2053(7)	82,000	66,610
WF-RBS Commercial Mtg. Trust
Series 2012-C10, Class AS 3.24%, 12/15/2045	93,000	91,447
Series 2013-C11, Class AS 3.31%, 03/15/2045	63,000	62,681
WF-RBS Commercial Mtg. Trust VRS
Series 2013-C11, Class XA 1.24%, 03/15/2045*(6)(7)	151,905	66
Series 2012-C10, Class XA 1.57%, 12/15/2045*(6)(7)	69,119	2
Series 2013-C18, Class AS 4.39%, 12/15/2046(7)	67,000	65,526
Series 2013-C12, Class C 4.45%, 03/15/2048(7)	65,000	64,079
Series 2012-C10, Class C 4.47%, 12/15/2045(7)	18,000	16,766
Series 2014-C19, Class B 4.72%, 03/15/2047(7)	86,000	82,955
Series 2012-C7, Class D 4.81%, 06/15/2045*(7)	55,000	19,800
Series 2012-C9, Class D 4.98%, 11/15/2045*(7)	51,000	50,637
Series 2011-C3, Class D 5.42%, 03/15/2044*(7)	26,130	10,609
		3,909,118
U.S. Government Agency — 0.8%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2022-DNA2, Class M1A 3.58%, (SOFR30A+1.30%), 02/25/2042*	83,823	82,338
Series 2018-HRP2, Class M3AS 4.08%, (1 ML+1.00%), 02/25/2047*	245,602	241,273
Series 2022-DNA1, Class M1B 4.13%, (SOFR30A+1.85%), 01/25/2042*	21,000	19,058
Series 2021-DNA2, Class M2 4.58%, (SOFR30A+2.30%), 08/25/2033*	73,000	70,721
Series 2022-DNA5, Class M1A 5.23%, (SOFR30A+2.95%), 06/25/2042*	9,355	9,360
Series 2018-HRP2, Class M3 5.48%, (1 ML+2.40%), 02/25/2047*	107,727	104,509
Federal Home Loan Mtg. Corp., REMIC FRS
9.74%, (-2.56*1 ML+16.95%), 06/15/2034(9)	1,878	1,844
11.41%, (-3.00*1 ML+19.86%), 03/15/2035(9)	10,986	11,589
13.47%, (-3.67*1 ML+23.80%), 11/15/2035(9)	6,092	6,702

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2021-R01, Class 1M1 3.03%, (SOFR30A+0.75%), 10/25/2041*	$ 4,030	$ 3,993
Series 2021-R02, Class 2M1 3.18%, (SOFR30A+0.90%), 11/25/2041*	7,768	7,606
Series 2022-R01, Class 1M1 3.28%, (SOFR30A+1.00%), 12/25/2041*	7,103	6,969
Series 2018-C05, Class 1ED1 3.73%, (1 ML+0.65%), 01/25/2031	5,533	5,444
Series 2017-C07, Class 1EB2 4.08%, (1 ML+1.00%), 05/25/2030	12,921	12,854
Series 2017-C02, Class 2ED3 4.43%, (1 ML+1.35%), 09/25/2029	5,218	5,183
Series 2020-R01, Class 1M2 5.13%, (1 ML+2.05%), 01/25/2040*	6,928	6,827
Series 2018-R07, Class 1M2 5.48%, (1 ML+2.40%), 04/25/2031*	9,833	9,797
Series 2019-R01, Class 2M2 5.53%, (1 ML+2.45%), 07/25/2031*	14,038	14,010
Series 2014-C02, Class 2M2 5.68%, (1 ML+2.60%), 05/25/2024	13,452	13,415
Series 2017-C01, Class 1M2 6.63%, (1 ML+3.55%), 07/25/2029	111,066	112,217
Series 2017-C02, Class 2M2C 6.73%, (1 ML+3.65%), 09/25/2029	16,000	16,012
Series 2016-C04, Class 1M2 7.33%, (1 ML+4.25%), 01/25/2029	108,259	110,911
Series 2015-C01, Class 1M2 7.38%, (1 ML+4.30%), 02/25/2025	2,201	2,246
Series 2016-C07, Class 2M2 7.43%, (1 ML+4.35%), 05/25/2029	77,373	79,137
Series 2016-C05, Class 2M2 7.53%, (1 ML+4.45%), 01/25/2029	105,852	108,079
Series 2014-C04, Class 1M2 7.98%, (1 ML+4.90%), 11/25/2024	73,511	75,970
Series 2013-C01, Class M2 8.33%, (1 ML+5.25%), 10/25/2023	2,518	2,573
Series 2016-C03, Class 1M2 8.38%, (1 ML+5.30%), 10/25/2028	3,786	3,891
Series 2015-C04, Class 2M2 8.63%, (1 ML+5.55%), 04/25/2028	3,984	4,079
Series 2015-C04, Class 1M2 8.78%, (1 ML+5.70%), 04/25/2028	15,711	16,267
Series 2016-C02, Class 1M2 9.08%, (1 ML+6.00%), 09/25/2028	47,698	49,392
Series 2016-C01, Class 1M2 9.83%, (1 ML+6.75%), 08/25/2028	10,574	11,164
Series 2016-C01, Class 2M2 10.03%, (1 ML+6.95%), 08/25/2028	15,566	16,059
Federal National Mtg. Assoc., REMIC FRS
Series 2006-8, Class HP 13.26%, (-3.67 * 1 ML+24.57%), 03/25/2036(9)	5,990	6,587
Federal National Mtg. Assoc., REMIC VRS
Series 2001-50, Class BI 0.40%, 10/25/2041(6)(7)	32,773	180
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Trust Connecticut Avenue Securities FRS
Series 2022-R09, Class 2M1 4.78%, (SOFR30A+2.50%), 09/25/2042*	$ 10,000	$ 9,993
		1,258,249
Total Collateralized Mortgage Obligations (cost $5,780,490)		5,167,367
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.4%
U.S. Government — 1.9%
United States Treasury Bonds
1.88%, 02/15/2051	890,000	589,208
2.75%, 08/15/2042(10)(11)	1,460,000	1,186,022
3.00%, 02/15/2049	170,000	145,031
United States Treasury Notes
1.13%, 02/28/2025	90,000	83,580
1.38%, 11/15/2031	140,000	113,750
1.50%, 02/15/2030	260,000	220,655
1.63%, 02/15/2026 to 05/15/2031	420,000	379,825
1.75%, 12/31/2024	300,000	284,250
2.25%, 11/15/2027	80,000	73,203
2.38%, 08/15/2024	180,000	173,820
		3,249,344
U.S. Government Agency — 5.5%
Federal Home Loan Mtg. Corp.
5.50%, 06/01/2035	1,355	1,397
7.50%, 10/01/2029	1,277	1,312
Federal National Mtg. Assoc.
3.00%, 09/01/2046 to 10/01/2046	255,368	227,169
3.50%, 01/01/2047	19,997	18,279
4.00%, 04/01/2049	159,857	151,129
6.00%, 06/01/2036	519	535
6.50%, 06/01/2036 to 11/01/2036	28,722	29,713
7.00%, 06/01/2033 to 04/01/2035	4,086	4,261
7.50%, 04/01/2024	567	570
Government National Mtg. Assoc.
3.00%, October 30 TBA	1,000,000	883,633
3.50%, October 30 TBA	1,000,000	909,492
4.00%, October 30 TBA	1,000,000	933,789
6.50%, 08/20/2037 to 09/20/2037	7,475	7,848
Uniform Mtg. Backed Securities
2.00%, October 30 TBA	1,000,000	809,453
2.50%, October 30 TBA	3,000,000	2,516,426
3.00%, October 30 TBA	1,000,000	870,195
3.50%, October 30 TBA	1,000,000	899,922
5.00%, October 15 TBA	1,000,000	974,068
		9,239,191
Total U.S. Government & Agency Obligations (cost $13,642,969)		12,488,535
MUNICIPAL SECURITIES — 0.1%
North Texas Tollway Authority Revenue Bonds
6.72%, 01/01/2049	25,000	29,651
Ohio State University Revenue Bonds
4.91%, 06/01/2040	15,000	15,000

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
State of California General Obligation Bonds
7.50%, 04/01/2034	$ 30,000	$ 35,711
Total Municipal Securities (cost $70,149)		80,362
UNAFFILIATED INVESTMENT COMPANIES — 0.7%
iShares Core MSCI Emerging Markets ETF	4,654	200,029
SPDR S&P 500 Trust ETF	2,355	841,159
SPDR S&P MidCap 400 Trust ETF	289	116,080
iShares MSCI Saudi Arabia ETF	1,531	62,771
Total Unaffiliated Investment Companies (cost $1,327,292)		1,220,039
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. 6.63%, 11/15/2019(12)	20,000	2
Vistra Energy Corp. CVR (13)	1,362	1,634
Total Escrows and Litigation Trusts (cost $4)		1,636
WARRANTS — 0.2%
Banks — 0.0%
UBS AG -Yunnan Energy New Material Co., Ltd. Expires 07/28/2023†	2,229	54,732
Diversified Banking Inst — 0.0%
UBS AG - Centre Testing International Group Co., Ltd. Expires 02/14/2023†	22,635	64,957
Diversified Financial Services — 0.1%
UBS AG - Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Expires 01/27/2023†	1,655	69,783
Electronics — 0.1%
UBS AG - Shenzhen Inovance Technology Co., Ltd. Expires 10/27/2023†	8,969	72,739
Total Warrants (cost $332,436)		262,211
Total Long-Term Investment Securities (cost $173,344,278)		162,930,704
SHORT-TERM INVESTMENTS — 8.7%
Commercial Paper — 0.5%
Matchpoint Finance PLC
3.21%, 11/02/2022	900,000	897,393
Security Description	Shares or Principal Amount	Value

U.S. Government Agency — 8.2%
Federal Home Loan Bank Disc. Notes
2.60%, 10/03/2022	$13,757,000	$ 13,757,000
Total Short-Term Investments (cost $14,652,445)		14,654,393
TOTAL INVESTMENTS (cost $187,996,723)(14)	105.8%	177,585,097
Other assets less liabilities	(5.8)	(9,683,314)
NET ASSETS	100.0%	$167,901,783
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam Asset Allocation Diversified Growth Portfolio has no right to demand registration of these securities. At September 30, 2022, the aggregate value of these securities was $7,652,330 representing 4.6% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(4)	The SA Putnam Asset Allocation Diversified Growth Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of September 30, 2022. Senior loans are generally considered to be restrictive in that the SA Putnam Asset Allocation Diversified Growth Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(5)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(6)	Interest Only
(7)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2022.
(9)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2022.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open forward foreign currency contracts.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

(12)	Securities classified as Level 3 (see Note 2).
(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Escrows and Litigation Trusts
Vistra Energy Corp. CVR	10/06/2016	$1,362	$0	$1,634	$0.83	0.00%
(14)	See Note 4 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
ADR—American Depositary Receipt
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Total Return Swaps
Counterparty	Pay/ Recieve	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America N.A.	Pay	Alinma Bank	12-Month SOFR + 1.000%	Monthly	06/20/2023	$119,092	$—	$ (713)	$ (713)
Bank of America N.A.	Pay	Alinma Bank	12-Month SOFR + 1.000	Monthly	06/20/2023	112,309	—	(673)	(673)
Bank of America N.A.	Pay	Alinma Bank	12-Month SOFR + 1.000	Monthly	06/23/2023	5,104	—	(31)	(31)
							$—	$(1,417)	$(1,417)
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
65	Short	S&P 500 E-Mini Index	December 2022	$13,280,096	$11,704,875	$1,575,221
						Unrealized (Depreciation)
26	Long	S&P 500 E-Mini Index	December 2022	$4,950,060	$4,681,950	$ (268,110)
3	Long	U.S. Treasury Long Bonds	December 2022	411,633	379,219	(32,414)
4	Long	U.S. Treasury Ultra Bonds	December 2022	603,625	548,000	(55,625)
11	Long	U.S. Treasury 2 Year Notes	December 2022	2,293,664	2,259,297	(34,367)
12	Long	U.S. Treasury 5 Year Notes	December 2022	1,331,063	1,290,094	(40,969)
						$ (431,485)
Net Unrealized Appreciation (Depreciation)						$1,143,736
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	502,766	TWD	15,032,700	11/16/2022	$ —	$ (30,152)
Citibank, N.A.	DKK	632,700	USD	86,769	12/21/2022	2,852	—
Goldman Sachs International	USD	1,396,984	CNH	9,422,100	11/16/2022	—	(76,590)
HSBC Bank PLC	USD	207,366	JPY	26,904,200	11/16/2022	—	(20,690)
JPMorgan Chase Bank, N.A.	NOK	450,600	USD	45,864	12/21/2022	4,404	—
	SGD	310,500	USD	225,328	11/16/2022	9,044	—
	USD	272,103	GBP	234,800	12/21/2022	—	(9,629)
	USD	490,857	KRW	641,501,100	11/16/2022	—	(45,619)
						13,448	(55,248)
Morgan Stanley & Co. International PLC	USD	77	CAD	100	10/19/2022	—	(5)
Natwest Markets PLC	SEK	2,050,900	USD	196,426	12/21/2022	10,708	—
	USD	431,281	JPY	55,911,700	11/16/2022	—	(43,336)
						10,708	(43,336)
State Street Bank & Trust Company	USD	424,222	CHF	404,300	12/21/2022	—	(11,170)
	USD	577,846	EUR	571,000	12/21/2022	—	(14,819)
	USD	12,544	ILS	43,900	10/19/2022	—	(219)
						—	(26,208)
Toronto Dominion Bank	HKD	598,900	USD	76,449	11/16/2022	83	—
UBS AG	USD	25,943	CAD	33,600	10/19/2022	—	(1,620)
Westpac Banking Corp.	AUD	638,500	USD	433,619	10/19/2022	25,141	—
	USD	19,414	CAD	25,100	10/19/2022	—	(1,244)
	USD	534,335	EUR	528,300	12/21/2022	—	(13,412)
						25,141	(14,656)
Unrealized Appreciation (Depreciation)						$ 52,232	$ (268,505)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$ 2,434,797	$ 285,819	$—	$ 2,720,616
Agriculture	1,373,107	417,346	—	1,790,453
Apparel	204,982	621,255	—	826,237
Auto Manufacturers	1,605,991	745,878	—	2,351,869
Banks	5,629,034	2,916,774	—	8,545,808
Beverages	2,084,758	443,967	—	2,528,725
Biotechnology	3,141,058	17,588	—	3,158,646
Building Materials	447,247	292,534	—	739,781
Chemicals	1,618,824	496,143	—	2,114,967
Commercial Services	1,550,084	300,337	—	1,850,421
Computers	8,867,615	707,725	—	9,575,340
Cosmetics/Personal Care	2,010,065	449,980	—	2,460,045
Distribution/Wholesale	257,340	618,924	—	876,264

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Diversified Financial Services	$ 2,511,367	$ 208,123	$—	$ 2,719,490
Electric	2,270,889	606,452	—	2,877,341
Electrical Components & Equipment	732,310	267,775	—	1,000,085
Electronics	1,294,217	748,789	—	2,043,006
Engineering & Construction	129,921	164,924	—	294,845
Entertainment	233,273	285,839	—	519,112
Food	728,155	1,590,183	—	2,318,338
Gas	153,653	235,545	—	389,198
Hand/Machine Tools	8,579	102,713	—	111,292
Healthcare-Products	2,803,727	162,538	—	2,966,265
Healthcare-Services	1,336,394	419,321	—	1,755,715
Holding Companies-Diversified	—	65,814	—	65,814
Home Builders	326,027	125,919	—	451,946
Home Furnishings	7,200	28,886	—	36,086
Insurance	3,020,199	1,104,106	—	4,124,305
Internet	11,711,832	822,881	—	12,534,713
Investment Companies	101,908	217,733	—	319,641
Iron/Steel	—	73,344	—	73,344
Machinery-Construction & Mining	136,900	198,075	—	334,975
Machinery-Diversified	310,736	220,841	—	531,577
Media	811,584	40,600	—	852,184
Metal Fabricate/Hardware	73,701	21,276	—	94,977
Mining	198,567	983,896	—	1,182,463
Miscellaneous Manufacturing	812,223	56,059	—	868,282
Oil & Gas	3,645,837	1,528,378	—	5,174,215
Pharmaceuticals	8,656,114	2,534,110	—	11,190,224
Private Equity	—	389,634	—	389,634
Real Estate	443,809	423,074	—	866,883
REITS	2,648,405	200,988	—	2,849,393
Retail	3,723,591	1,212,194	—	4,935,785
Semiconductors	3,473,302	1,144,445	—	4,617,747
Software	10,896,597	302,013	—	11,198,610
Telecommunications	2,456,117	1,238,713	—	3,694,830
Toys/Games/Hobbies	—	428,442	—	428,442
Transportation	1,061,635	444,630	—	1,506,265
Other Industries	3,624,352	—	—	3,624,352
Corporate Bonds & Notes	—	14,724,605	—	14,724,605
Convertible Bonds & Notes	—	33,641	—	33,641
Loans	—	453,059	—	453,059
Asset Backed Securities	—	18,703	—	18,703
Collateralized Mortgage Obligations	—	5,167,367	—	5,167,367
U.S. Government & Agency Obligations	—	12,488,535	—	12,488,535
Municipal Securities	—	80,362	—	80,362
Unaffiliated Investment Companies	1,220,039	—	—	1,220,039
Escrows and Litigation Trusts	—	1,634	2	1,636
Warrants	—	262,211	—	262,211
Short-Term Investments	—	14,654,393	—	14,654,393
Total Investments at Value	$102,788,062	$74,797,033	$ 2	$177,585,097
Other Financial Instruments:†
Futures Contracts	$ 1,575,221	$ —	$—	$ 1,575,221
Forward Foreign Currency Contracts	—	52,232	—	52,232
Total Other Financial Instruments	$ 1,575,221	$ 52,232	$—	$ 1,627,453
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 1,417	$—	$ 1,417

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Futures Contracts	$ 431,485	$ —	$—	$ 431,485
Forward Foreign Currency Contracts	—	268,505	—	268,505
Total Other Financial Instruments	$ 431,485	$ 269,922	$—	$ 701,407
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO PROFILE — September 30, 2022 — (unaudited)

Industry Allocation*
Internet	24.4%
Software	22.3
Computers	9.3
Auto Manufacturers	8.5
Healthcare-Services	5.4
Diversified Financial Services	4.7
Semiconductors	4.6
Retail	3.7
Healthcare-Products	3.4
Pharmaceuticals	2.9
Commercial Services	2.0
Aerospace/Defense	1.7
Lodging	1.3
Transportation	1.0
Biotechnology	0.9
Automotive - Cars & Lt. Trucks	0.7
Electrical Components & Equipment	0.6
Entertainment Software	0.6
Advertising	0.5
Industrial Automation/Robotics	0.4
Short-Term Investments	0.3
Recycling	0.3
E-Commerce/Services	0.3
Leisure Time	0.1
Computer Software	0.1
Applications Software	0.1
Computer Graphics	0.1
100.2%
*	Calculated as a percentage of net assets

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Advertising — 0.5%
Trade Desk, Inc., Class A†	25,236	$ 1,507,851
Aerospace/Defense — 1.7%
Airbus SE	21,653	1,870,652
Teledyne Technologies, Inc.†	8,651	2,919,453
		4,790,105
Applications Software — 0.1%
Stripe, Inc., Class B†(1)(2)	10,760	247,910
Auto Manufacturers — 8.5%
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	17,380	1,405,245
Ferrari NV	16,164	2,990,340
Rivian Automotive, Inc., Class A†	293,668	9,664,614
Tesla, Inc.†	35,872	9,515,048
		23,575,247
Biotechnology — 0.9%
Argenx SE ADR†	4,621	1,631,444
Moderna, Inc.†	6,900	815,925
		2,447,369
Commercial Services — 2.0%
Block, Inc. CDI†	14,535	752,716
Cintas Corp.	2,250	873,427
Global Payments, Inc.	11,915	1,287,416
TransUnion	25,635	1,525,026
Verisk Analytics, Inc.	5,705	972,874
		5,411,459
Computer Graphics — 0.1%
Canva, Inc.†(1)(2)	215	205,314
Computers — 9.3%
Apple, Inc.	186,952	25,836,766
Diversified Financial Services — 4.7%
ANT International Co., Ltd. Class C†(1)(2)	366,711	722,421
Mastercard, Inc., Class A	19,990	5,683,957
Visa, Inc., Class A	36,708	6,521,176
		12,927,554
E-Commerce/Services — 0.1%
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	167	8,096
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	3,211	155,669
		163,765
Electrical Components & Equipment — 0.5%
Generac Holdings, Inc.†	8,285	1,475,890
Entertainment Software — 0.6%
Epic Games, Inc.†(1)(2)	1,876	1,557,043
Healthcare-Products — 3.4%
Align Technology, Inc.†	2,831	586,329
Avantor, Inc.†	54,890	1,075,844
Danaher Corp.	3,600	929,844
Insulet Corp.†	3,600	825,840
Intuitive Surgical, Inc.†	19,164	3,592,100
Stryker Corp.	11,308	2,290,322
		9,300,279
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 5.4%
HCA Healthcare, Inc.	6,326	$ 1,162,656
Humana, Inc.	6,434	3,121,712
UnitedHealth Group, Inc.	20,897	10,553,821
		14,838,189
Internet — 24.2%
Alphabet, Inc., Class A†	124,078	11,868,061
Alphabet, Inc., Class C†	106,307	10,221,418
Amazon.com, Inc.†	272,015	30,737,695
Booking Holdings, Inc.†	1,173	1,927,485
Coupang, Inc.†	82,009	1,367,090
DoorDash, Inc., Class A†	11,256	556,609
Expedia Group, Inc.†	16,531	1,548,789
Match Group, Inc.†	23,832	1,137,978
Meta Platforms, Inc., Class A†	17,208	2,334,782
Netflix, Inc.†	10,564	2,487,188
Sea, Ltd. ADR†	20,752	1,163,150
Spotify Technology SA†	18,009	1,554,177
		66,904,422
Leisure Time — 0.1%
Peloton Interactive, Inc., Class A†	59,244	410,561
Lodging — 1.3%
Las Vegas Sands Corp.†	55,022	2,064,425
Wynn Resorts, Ltd.†	26,000	1,638,780
		3,703,205
Pharmaceuticals — 2.9%
AstraZeneca PLC ADR	12,800	701,952
Cigna Corp.	8,195	2,273,866
Eli Lilly & Co.	15,908	5,143,852
		8,119,670
Retail — 3.7%
Carvana Co.†	17,138	347,901
Chipotle Mexican Grill, Inc.†	2,455	3,689,276
Floor & Decor Holdings, Inc., Class A†	12,511	879,023
Lululemon Athletica, Inc.†	2,305	644,386
Ross Stores, Inc.	55,681	4,692,238
		10,252,824
Semiconductors — 4.6%
Advanced Micro Devices, Inc.†	47,250	2,993,760
ASML Holding NV	12,031	4,997,076
NVIDIA Corp.	40,096	4,867,253
		12,858,089
Software — 22.3%
Atlassian Corp. PLC, Class A†	10,974	2,311,015
Bill.com Holdings, Inc.†	3,328	440,527
Black Knight, Inc.†	35,978	2,328,856
Celonis SE Deposit Escrow†(1)(2)(3)	194	194
Ceridian HCM Holding, Inc.†	15,597	871,560
Fiserv, Inc.†	39,537	3,699,477
HashiCorp, Inc., Class A†	3,817	122,869
Intuit, Inc.	16,862	6,530,990
Magic Leap, Inc., Class A†(1)(2)	2,188	26,258
Microsoft Corp.	143,045	33,315,180
MongoDB, Inc.†	2,684	532,935
Roper Technologies, Inc.	6,314	2,270,767
Salesforce, Inc.†	30,890	4,443,218

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
SentinelOne, Inc., Class A†	42,926	$ 1,097,189
ServiceNow, Inc.†	10,310	3,893,159
		61,884,194
Transportation — 1.0%
FedEx Corp.	9,118	1,353,750
Old Dominion Freight Line, Inc.	5,400	1,343,358
		2,697,108
Total Common Stocks (cost $255,565,333)		271,114,814
CONVERTIBLE PREFERRED STOCKS — 2.0%
Automotive - Cars & Lt. Trucks — 0.7%
GM Cruise Holdings LLC Class F†(1)(2)	33,800	980,200
GM Cruise Holdings LLC Series G†(1)(2)	17,766	515,214
Waymo LLC Series A-2†(1)(2)	4,915	450,814
		1,946,228
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	25	23,873
Canva, Inc. Series A-3†(1)(2)	5	4,775
		28,648
Computer Software — 0.1%
Formagrid, Inc. Series F†(1)(2)	2,702	284,277
E-Commerce/Services — 0.2%
Maplebear, Inc. (dba Instacart) Series A†(1)(2)	443	21,477
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	6,559	317,980
Maplebear, Inc. (dba Instacart) Series I†(1)(2)	897	43,487
		382,944
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	275,325
Industrial Automation/Robotics — 0.4%
Nuro, Inc. Series C†(1)(2)	47,284	985,669
Nuro, Inc. Series D†(1)(2)	10,245	213,564
		1,199,233
Internet — 0.2%
Rappi, Inc. Series E†(1)(2)	9,191	473,612
Recycling — 0.3%
Redwood Materials, Inc. Series C†(1)(2)	9,878	770,484
Total Convertible Preferred Stocks (cost $4,731,555)		5,360,751
Total Long-Term Investment Securities (cost $260,296,888)		276,475,565
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%(4)	453	$ 453
T. Rowe Price Government Reserve Fund 3.07%(4)	890,115	890,115
Total Short-Term Investments (cost $890,567)		890,568
TOTAL INVESTMENTS (cost $261,187,455)(5)	100.2%	277,366,133
Other assets less liabilities	(0.2)	(510,942)
NET ASSETS	100.0%	$276,855,191
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	06/07/2018	366,711	$1,397,675	$ 722,421	$ 1.97	0.26%
Canva, Inc.
	12/17/2021	125	213,020
	12/22/2021	90	153,375
		215	366,395	205,314	954.95	0.07
Celonis SE Deposit Escrow	08/18/2022	194	194	194	1.00	0.00
Epic Games, Inc.
	06/18/2020	1,420	816,500
	03/29/2021	456	403,560
		1,876	1,220,060	1,557,043	829.98	0.57
Magic Leap, Inc., Class A
	01/20/2016	1,263	614,197
	12/12/2017	925	450,306
		2,188	1,064,503	26,258	12.00	0.00
Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	167	7,738	8,096	48.48	0.00
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	3,211	148,778	155,669	48.48	0.06
Stripe, Inc., Class B	12/17/2019	10,760	168,824	247,910	23.04	0.09

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Canva, Inc. Series A	12/17/2021	25	$42,604	$ 23,873	$954.95	0.01%
Canva, Inc. Series A-3	12/17/2021	5	8,521	4,775	954.95	0.00
Formagrid, Inc. Series F	12/08/2021	2,702	506,043	284,277	105.21	0.10
GM Cruise Holdings LLC Class F	05/04/2019	33,800	616,850	980,200	29.00	0.35
GM Cruise Holdings LLC Series G	01/21/2021	17,766	468,134	515,214	29.00	0.19
Maplebear, Inc. (dba Instacart) Series A	11/18/2020	443	27,028	21,477	48.48	0.01
Maplebear, Inc. (dba Instacart) Series G	07/02/2020	6,559	315,435	317,980	48.48	0.11
Maplebear, Inc. (dba Instacart) Series I	02/26/2021	897	112,125	43,487	48.48	0.02
Nuro, Inc.
Series C	10/30/2020	31,464	410,750
	03/02/2021	15,820	206,524
		47,284	617,274	985,669	20.85	0.36
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Nuro, Inc. Series D	10/29/2021	10,245	$213,564	$ 213,564	$ 20.85	0.08%
Rappi, Inc.
Series E	09/08/2020	3,782	225,960
	09/24/2020	5,409	323,166
		9,191	549,126	473,612	51.53	0.17
Redwood Materials, Inc. Series C	05/28/2021	9,878	468,252	770,484	78.00	0.28
Sila Nanotechnologies, Inc. Series F	01/07/2021	8,833	364,563	275,325	31.17	0.10
Waymo LLC Series A-2	05/08/2020	4,915	422,037	450,814	91.72	0.16
				$8,283,656		2.99%
(3)	The Portfolio has an unfunded commitment to purchase Celonis SE Series D Convertible Preferred shares in the amount of $68,957.
(4)	The rate shown is the 7-day yield as of September 30, 2022.
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CDI—Chess Depositary Interest

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$ 2,919,453	$1,870,652	$ —	$ 4,790,105
Applications Software	—	—	247,910	247,910
Commercial Services	4,658,743	752,716	—	5,411,459
Computer Graphics	—	—	205,314	205,314
Diversified Financial Services	12,205,133	—	722,421	12,927,554
E-Commerce/Services	—	—	163,765	163,765
Entertainment Software	—	—	1,557,043	1,557,043
Software	61,857,742	—	26,452	61,884,194
Other Industries	183,927,470	—	—	183,927,470
Convertible Preferred Stocks	—	—	5,360,751	5,360,751
Short-Term Investments	890,568	—	—	890,568
Total Investments at Value	$266,459,109	$2,623,368	$8,283,656	$277,366,133
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2022	$3,747,609	$5,625,976
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	391,996
Change in unrealized depreciation(1)	(824,898)	(657,221)
Net purchases	194	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of September 30, 2022	$2,922,905	$5,360,751
(1)The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2022 includes:
Common Stocks	Convertible Preferred Securities
$(824,898)	$(265,225)
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2022.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$194	Market Approach	Transaction Price*	$1.00
	$163,765	Market Approach	Primary Transaction Price*	$125.00
			Secondary Transaction Price*	$118.75
			Gross Merchandise Value ("GMV") Multiple*	0.33x
			Discount for Lack of Marketability	10.0%
	$1,557,042	Market Approach	Transaction Price*	$930.00
			Sales Multiple*	4.85x
			Discount for Lack of Marketability	10.0%
	$205,314	Market Approach	Primary Transaction Price*	$1,704.16
			Sales Multiple*	12.6x
			Gross Profit Multiple*	16.5x
			Discount for Lack of Marketability	10.0%
	$247,910	Market Approach	Gross Profit Multiple*	19.05x
			Discount for Lack of Marketability	10.0%
	$722,421	Market Approach	Exchange Rate Utilized HKD to USD	6.6862
			Price to Earnings Multiple*	12.8x
			Discount for Lack of Marketability	10.0%
	$26,258	Market Approach &	Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
Convertible Preferred Securities	$3,915,945	Market Approach	Transaction Price*	$20.84572 - $91.722 ($43.3645)#
	$382,944	Market Approach	Primary Transaction Price*	$125.00
			Secondary Transaction Price*	$118.75
			Gross Merchandise Value ("GMV") Multiple*	0.33x
			Discount for Lack of Marketability	10.0%
	$28,649	Market Approach	Primary Transaction Price*	$1,704.16
			Sales Multiple*	12.6x
			Gross Profit Multiple*	16.5x
			Discount for Lack of Marketability	10.0%
	$284,277	Market Approach	Primary Transaction Price*	$187.2845
			Sales Multiple*	9.6x
			Gross Profit Multiple*	11.8x
			Discount for Lack of Marketability	10.0%
	$473,612	Market Approach	Primary Transaction Price*	$64.42313
			Sales Multiple*	4.05x
			Gross Merchandise Volume Multiple*	0.6x
			Discount for Lack of Marketability	10.0%
	$275,325	Market Approach	Primary Transaction Price*	$41.27
			Sales Multiple*	6.2x
			Projected EBITDA Multiple*	4.3x
			Discount for Cost of Capital/Risk	30.0%
			Discount for Lack of Marketability	10.0%
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
#	The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO PROFILE — September 30, 2022 — (unaudited)

Industry Allocation*
Software	21.2%
Internet	19.3
Computers	11.2
Semiconductors	5.4
Retail	4.2
Healthcare-Products	3.7
Diversified Financial Services	3.6
Biotechnology	3.5
Commercial Services	3.1
Auto Manufacturers	3.1
Pharmaceuticals	2.4
Healthcare-Services	2.1
Advertising	1.9
REITS	1.5
Transportation	1.3
Chemicals	1.3
Banks	1.2
Beverages	1.1
Cosmetics/Personal Care	0.9
Food	0.7
Machinery-Diversified	0.6
Apparel	0.6
Electronics	0.6
Unaffiliated Investment Companies	0.5
Miscellaneous Manufacturing	0.5
Oil & Gas	0.4
Short-Term Investments	0.4
Building Materials	0.3
Telecommunications	0.3
Aerospace/Defense	0.3
Insurance	0.3
Entertainment	0.2
Auto Parts & Equipment	0.2
Purchased Options	0.2
Energy-Alternate Sources	0.1
Environmental Control	0.1
Distribution/Wholesale	0.1
Mining	0.1
98.5%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Advertising — 1.9%
Trade Desk, Inc., Class A†	104,446	$ 6,240,649
Aerospace/Defense — 0.3%
Boeing Co.†	6,137	743,068
L3Harris Technologies, Inc.	685	142,364
TransDigm Group, Inc.	193	101,290
		986,722
Apparel — 0.6%
NIKE, Inc., Class B	23,778	1,976,427
Auto Manufacturers — 3.1%
Tesla, Inc.†	39,180	10,392,495
Auto Parts & Equipment — 0.2%
Aptiv PLC†	8,760	685,120
Banks — 1.2%
Bank of America Corp.	26,217	791,753
Comerica, Inc.	502	35,692
First Republic Bank	1,557	203,266
Goldman Sachs Group, Inc.	2,910	852,776
JPMorgan Chase & Co.	11,498	1,201,541
Morgan Stanley	5,593	441,903
Regions Financial Corp.	3,584	71,931
Signature Bank	536	80,936
SVB Financial Group†	504	169,233
Zions Bancorp NA	616	31,330
		3,880,361
Beverages — 1.1%
Coca-Cola Co.	30,559	1,711,915
Keurig Dr Pepper, Inc.	1,738	62,255
Monster Beverage Corp.†	13,649	1,186,917
PepsiCo, Inc.	4,941	806,668
		3,767,755
Biotechnology — 3.5%
Alnylam Pharmaceuticals, Inc.†	2,617	523,819
Amgen, Inc.	1,869	421,273
Argenx SE ADR†	3,168	1,118,462
BioMarin Pharmaceutical, Inc.†	4,589	389,010
Bio-Rad Laboratories, Inc., Class A†	100	41,714
Illumina, Inc.†	8,075	1,540,629
Incyte Corp.†	677	45,115
Moderna, Inc.†	2,868	339,141
Regeneron Pharmaceuticals, Inc.†	914	629,627
Royalty Pharma PLC, Class A	125,760	5,053,037
Sarepta Therapeutics, Inc.†	4,142	457,857
Seagen, Inc.†	6,845	936,601
Vertex Pharmaceuticals, Inc.†	1,312	379,876
		11,876,161
Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	496	26,630
Johnson Controls International PLC	3,581	176,257
Martin Marietta Materials, Inc.	2,384	767,863
Masco Corp.	923	43,095
Vulcan Materials Co.	544	85,794
		1,099,639
Chemicals — 1.3%
Albemarle Corp.	679	179,555
Celanese Corp.	365	32,974
CF Industries Holdings, Inc.	1,019	98,079
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Ecolab, Inc.	4,178	$ 603,387
Linde PLC	5,499	1,482,475
Sherwin-Williams Co.	8,832	1,808,352
		4,204,822
Commercial Services — 3.1%
Adyen NV*†	2,312	2,876,240
Automatic Data Processing, Inc.	1,877	424,559
Block, Inc.†	39,587	2,176,889
Cintas Corp.	337	130,820
CoStar Group, Inc.†	1,687	117,500
Equifax, Inc.	1,043	178,801
Gartner, Inc.†	674	186,489
MarketAxess Holdings, Inc.	154	34,263
Moody's Corp.	888	215,882
PayPal Holdings, Inc.†	19,339	1,664,508
Quanta Services, Inc.	658	83,823
Robert Half International, Inc.	635	48,577
Rollins, Inc.	868	30,102
S&P Global, Inc.	1,771	540,775
United Rentals, Inc.†	358	96,703
Verisk Analytics, Inc.	9,381	1,599,742
		10,405,673
Computers — 11.2%
Accenture PLC, Class A	10,799	2,778,583
Apple, Inc.	243,333	33,628,621
EPAM Systems, Inc.†	489	177,111
Fortinet, Inc.†	5,578	274,047
HP, Inc.	3,878	96,640
NetApp, Inc.	1,330	82,260
Seagate Technology Holdings PLC	1,215	64,674
Zscaler, Inc.†	3,013	495,247
		37,597,183
Cosmetics/Personal Care — 0.9%
Estee Lauder Cos., Inc., Class A	5,276	1,139,088
Procter & Gamble Co.	15,812	1,996,265
		3,135,353
Distribution/Wholesale — 0.1%
Copart, Inc.†	1,240	131,936
Fastenal Co.	2,351	108,240
LKQ Corp.	955	45,028
Pool Corp.	337	107,237
		392,441
Diversified Financial Services — 3.6%
American Express Co.	2,249	303,413
Ameriprise Financial, Inc.	562	141,596
BlackRock, Inc.	668	367,587
Capital One Financial Corp.	1,570	144,707
Cboe Global Markets, Inc.	524	61,502
Charles Schwab Corp.	32,112	2,307,889
Coinbase Global, Inc., Class A†	14,227	917,499
Discover Financial Services	2,328	211,662
Franklin Resources, Inc.	1,090	23,457
Intercontinental Exchange, Inc.	7,000	632,450
Mastercard, Inc., Class A	14,711	4,182,926
Nasdaq, Inc.	2,253	127,700
Raymond James Financial, Inc.	977	96,547
Synchrony Financial	2,341	65,993

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	1,347	$ 141,448
Visa, Inc., Class A	13,885	2,466,670
		12,193,046
Electric — 0.0%
NRG Energy, Inc.	2,004	76,693
Electrical Components & Equipment — 0.0%
Generac Holdings, Inc.†	544	96,908
Electronics — 0.6%
Agilent Technologies, Inc.	1,528	185,728
Amphenol Corp., Class A	20,299	1,359,221
Garmin, Ltd.	671	53,888
Keysight Technologies, Inc.†	1,150	180,964
Mettler-Toledo International, Inc.†	121	131,179
Trimble, Inc.†	1,182	64,147
		1,975,127
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	1,155	320,478
SolarEdge Technologies, Inc.†	356	82,400
		402,878
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	479	51,967
Entertainment — 0.2%
Caesars Entertainment, Inc.†	1,170	37,744
Live Nation Entertainment, Inc.†	10,044	763,746
		801,490
Environmental Control — 0.1%
Pentair PLC	813	33,032
Republic Services, Inc.	770	104,751
Waste Management, Inc.	1,635	261,943
		399,726
Food — 0.7%
Hershey Co.	563	124,125
McCormick & Co., Inc.	18,200	1,297,114
Mondelez International, Inc., Class A	14,211	779,189
		2,200,428
Healthcare-Products — 3.7%
Abbott Laboratories	7,911	765,468
ABIOMED, Inc.†	213	52,326
Align Technology, Inc.†	619	128,201
Bio-Techne Corp.	334	94,856
Boston Scientific Corp.†	37,777	1,463,103
Danaher Corp.	9,006	2,326,160
Edwards Lifesciences Corp.†	3,329	275,075
Hologic, Inc.†	1,575	101,619
IDEXX Laboratories, Inc.†	490	159,642
Insulet Corp.†	3,818	875,849
Intuitive Surgical, Inc.†	14,395	2,698,199
PerkinElmer, Inc.	1,076	129,475
ResMed, Inc.	724	158,049
STERIS PLC	358	59,528
Stryker Corp.	1,177	238,390
Thermo Fisher Scientific, Inc.	3,339	1,693,508
Waters Corp.†	378	101,882
West Pharmaceutical Services, Inc.	4,364	1,073,893
		12,395,223
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 2.1%
Catalent, Inc.†	917	$ 66,354
Charles River Laboratories International, Inc.†	434	85,411
HCA Healthcare, Inc.	1,064	195,553
Humana, Inc.	3,363	1,631,694
IQVIA Holdings, Inc.†	1,160	210,122
Laboratory Corp. of America Holdings	408	83,563
Molina Healthcare, Inc.†	243	80,151
Quest Diagnostics, Inc.	457	56,069
UnitedHealth Group, Inc.	9,520	4,807,981
		7,216,898
Home Builders — 0.0%
D.R. Horton, Inc.	1,428	96,176
NVR, Inc.†	12	47,845
		144,021
Household Products/Wares — 0.0%
Avery Dennison Corp.	353	57,433
Housewares — 0.0%
Newell Brands, Inc.	1,700	23,613
Insurance — 0.3%
Aon PLC, Class A	1,079	289,032
Arthur J. Gallagher & Co.	789	135,092
Brown & Brown, Inc.	1,379	83,402
Cincinnati Financial Corp.	638	57,146
Marsh & McLennan Cos., Inc.	2,595	387,407
		952,079
Internet — 19.3%
Airbnb, Inc., Class A†	13,813	1,450,918
Alphabet, Inc., Class A†	87,825	8,400,461
Alphabet, Inc., Class C†	79,712	7,664,309
Amazon.com, Inc.†	183,354	20,719,002
CDW Corp.	680	106,134
Chewy, Inc., Class A†	97,866	3,006,443
DoorDash, Inc., Class A†	44,229	2,187,124
eBay, Inc.	3,606	132,737
Etsy, Inc.†	7,699	770,901
F5, Inc.†	269	38,932
Farfetch, Ltd., Class A†	100,050	745,372
IAC, Inc.†	7,947	440,105
Match Group, Inc.†	9,223	440,398
MercadoLibre, Inc.†	2,710	2,243,284
Meta Platforms, Inc., Class A†	19,439	2,637,484
Netflix, Inc.†	3,790	892,318
Okta, Inc.†	12,606	716,903
Pinterest, Inc., Class A†	65,479	1,525,661
Shopify, Inc., Class A†	125,455	3,379,758
Snap, Inc., Class A†	31,559	309,909
Spotify Technology SA†	16,830	1,452,429
Twitter, Inc.†	2,751	120,604
Uber Technologies, Inc.†	209,071	5,540,381
VeriSign, Inc.†	374	64,964
		64,986,531
Iron/Steel — 0.0%
Nucor Corp.	1,205	128,923
Lodging — 0.0%
Hilton Worldwide Holdings, Inc.	959	115,675

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified — 0.6%
Deere & Co.	5,146	$ 1,718,198
Dover Corp.	563	65,635
IDEX Corp.	264	52,760
Nordson Corp.	276	58,587
Otis Worldwide Corp.	1,433	91,425
Rockwell Automation, Inc.	512	110,136
Xylem, Inc.	630	55,037
		2,151,778
Media — 0.0%
FactSet Research Systems, Inc.	188	75,221
Mining — 0.1%
Freeport-McMoRan, Inc.	5,363	146,571
Miscellaneous Manufacturing — 0.5%
A.O. Smith Corp.	548	26,622
Axon Enterprise, Inc.†	11,667	1,350,455
Illinois Tool Works, Inc.	985	177,940
		1,555,017
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	322	84,367
Oil & Gas — 0.4%
APA Corp.	1,531	52,345
Devon Energy Corp.	5,581	335,585
Diamondback Energy, Inc.	1,515	182,497
EOG Resources, Inc.	2,298	256,755
Hess Corp.	1,686	183,757
Occidental Petroleum Corp.	2,604	160,016
Pioneer Natural Resources Co.	1,139	246,628
		1,417,583
Packaging & Containers — 0.0%
Sealed Air Corp.	681	30,311
Pharmaceuticals — 2.4%
AbbVie, Inc.	8,138	1,092,201
DexCom, Inc.†	3,346	269,487
Eli Lilly & Co.	16,119	5,212,079
Pfizer, Inc.	25,832	1,130,408
Zoetis, Inc.	2,634	390,596
		8,094,771
Pipelines — 0.0%
ONEOK, Inc.	1,638	83,931
Real Estate — 0.0%
CBRE Group, Inc., Class A†	1,369	92,421
REITS — 1.5%
American Tower Corp.	7,806	1,675,948
AvalonBay Communities, Inc.	501	92,279
Camden Property Trust	908	108,461
Crown Castle, Inc.	1,661	240,098
Duke Realty Corp.	2,133	102,811
Equinix, Inc.	1,973	1,122,321
Essex Property Trust, Inc.	244	59,104
Extra Space Storage, Inc.	1,141	197,062
Federal Realty Investment Trust	261	23,521
Invitation Homes, Inc.	2,273	76,759
Iron Mountain, Inc.	1,511	66,439
Mid-America Apartment Communities, Inc.	610	94,593
Prologis, Inc.	3,849	391,058
Public Storage	794	232,491
Security Description	Shares or Principal Amount	Value

REITS (continued)
SBA Communications Corp.	515	$ 146,595
Simon Property Group, Inc.	1,674	150,241
UDR, Inc.	1,432	59,729
Weyerhaeuser Co.	2,650	75,684
		4,915,194
Retail — 4.2%
Advance Auto Parts, Inc.	248	38,772
AutoZone, Inc.†	166	355,560
Bath & Body Works, Inc.	1,265	41,239
CarMax, Inc.†	719	47,468
Chipotle Mexican Grill, Inc.†	974	1,463,688
Costco Wholesale Corp.	1,926	909,592
Domino's Pizza, Inc.	205	63,591
Floor & Decor Holdings, Inc., Class A†	20,529	1,442,368
Home Depot, Inc.	6,658	1,837,208
Lowe's Cos., Inc.	5,448	1,023,189
Lululemon Athletica, Inc.†	3,201	894,872
McDonald's Corp.	9,738	2,246,946
O'Reilly Automotive, Inc.†	543	381,919
RH†	2,898	713,111
Ross Stores, Inc.	17,217	1,450,877
Starbucks Corp.	4,988	420,289
Target Corp.	2,174	322,600
Tractor Supply Co.	946	175,842
Ulta Beauty, Inc.†	247	99,094
Yum! Brands, Inc.	1,140	121,228
		14,049,453
Semiconductors — 5.4%
Advanced Micro Devices, Inc.†	13,760	871,833
Applied Materials, Inc.	7,415	607,511
ASML Holding NV	9,302	3,863,586
Broadcom, Inc.	1,962	871,148
KLA Corp.	6,510	1,970,121
Lam Research Corp.	1,168	427,488
Marvell Technology, Inc.	34,766	1,491,809
Microchip Technology, Inc.	2,260	137,928
Monolithic Power Systems, Inc.	379	137,729
NVIDIA Corp.	46,212	5,609,675
NXP Semiconductors NV	1,410	207,989
ON Semiconductor Corp.†	2,806	174,898
Qorvo, Inc.†	431	34,226
QUALCOMM, Inc.	9,572	1,081,444
Skyworks Solutions, Inc.	643	54,829
Teradyne, Inc.	1,336	100,400
Texas Instruments, Inc.	3,816	590,640
		18,233,254
Software — 21.2%
Adobe, Inc.†	8,457	2,327,366
Akamai Technologies, Inc.†	569	45,702
ANSYS, Inc.†	460	101,982
Atlassian Corp. PLC, Class A†	4,039	850,573
Autodesk, Inc.†	1,185	221,358
Bill.com Holdings, Inc.†	5,803	768,143
Broadridge Financial Solutions, Inc.	440	63,501
Cadence Design Systems, Inc.†	2,334	381,446
Ceridian HCM Holding, Inc.†	535	29,896
Cloudflare, Inc., Class A†	91,046	5,035,754
Coupa Software, Inc.†	14,452	849,777
Datadog, Inc., Class A†	49,574	4,401,180
HubSpot, Inc.†	2,066	558,068

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Intuit, Inc.	2,404	$ 931,117
Microsoft Corp.	118,521	27,603,541
MSCI, Inc.	686	289,348
Oracle Corp.	12,947	790,673
Paychex, Inc.	1,447	162,368
Paycom Software, Inc.†	311	102,627
PTC, Inc.†	451	47,175
ROBLOX Corp., Class A†	111,210	3,985,766
Salesforce, Inc.†	12,096	1,739,889
ServiceNow, Inc.†	5,439	2,053,821
Snowflake, Inc., Class A†	44,696	7,596,532
Synopsys, Inc.†	874	267,016
Take-Two Interactive Software, Inc.†	828	90,252
Twilio, Inc., Class A†	8,758	605,528
Tyler Technologies, Inc.†	220	76,450
Veeva Systems, Inc., Class A†	19,042	3,139,645
Zoom Video Communications, Inc., Class A†	18,847	1,386,951
ZoomInfo Technologies, Inc.†	117,176	4,881,552
		71,384,997
Telecommunications — 0.3%
Arista Networks, Inc.†	2,101	237,182
Cisco Systems, Inc.	15,883	635,320
Motorola Solutions, Inc.	839	187,911
		1,060,413
Transportation — 1.3%
Expeditors International of Washington, Inc.	1,394	123,104
JB Hunt Transport Services, Inc.	418	65,384
Old Dominion Freight Line, Inc.	5,421	1,348,582
Union Pacific Corp.	6,925	1,349,129
United Parcel Service, Inc., Class B	10,036	1,621,215
		4,507,414
Total Common Stocks (cost $320,288,914)		328,742,156
UNAFFILIATED INVESTMENT COMPANIES — 0.5%
SPDR Portfolio S&P 500 Growth ETF (cost $1,938,857)	32,970	1,651,797
PURCHASED OPTIONS† — 0.2%
Purchased Options - Calls — 0.2%
Over the Counter call option on the USD vs CNH (Expiration Date: 11/10/2022; Strike Price: CNH 7.27; Counterparty: Goldman Sachs International)	39,153,552	206,104
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNH (Expiration Date: 07/21/2023; Strike Price: CNH 7.53 Counterparty: JPMorgan Chase Bank)	18,456,396	$ 171,441
Over the Counter call option on the USD vs. CNH (Expiration Date: 08/23/2023; Strike Price: CNH 7.57 Counterparty: Standard Chartered Bank)	23,014,189	211,915
Total Purchased Options (cost $382,333)		589,460
Total Long-Term Investment Securities (cost $322,610,104)		330,983,413
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government — 0.0%
United States Treasury Bills
1.91%, 04/20/2023(1)	$ 100,000	98,023
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Administration Class 2.69%(2)	1,114,458	1,114,458
Total Short-Term Investments (cost $1,213,391)		1,212,481
TOTAL INVESTMENTS (cost $323,823,495)(3)	98.5%	332,195,894
Other assets less liabilities	1.5	5,134,910
NET ASSETS	100.0%	$337,330,804
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Large Cap Growth Portfolio has no right to demand registration of these securities. At September 30, 2022, the aggregate value of these securities was $2,876,240 representing 0.9% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of September 30, 2022.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
2	Long	S&P 500 E-Mini Index	December 2022	$408,632	$360,150	$(48,482)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$ 7,529,433	$2,876,240	$—	$ 10,405,673
Other Industries	318,336,483	—	—	318,336,483
Unaffiliated Investment Companies	1,651,797	—	—	1,651,797
Purchased Options	—	589,460	—	589,460
Short-Term Investments:
U.S. Government	—	98,023	—	98,023
Other Short-Term Investments	1,114,458	—	—	1,114,458
Total Investments at Value	$328,632,171	$3,563,723	$—	$332,195,894
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 48,482	$ —	$—	$ 48,482
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO PROFILE — September 30, 2022 — (unaudited)

Industry Allocation*
Pharmaceuticals	9.8%
Banks	8.2
Insurance	6.6
Oil & Gas	6.5
Electric	5.3
Healthcare-Products	4.9
Retail	4.4
Healthcare-Services	4.4
Telecommunications	3.9
Aerospace/Defense	3.6
Food	3.2
Semiconductors	3.0
Diversified Financial Services	2.7
REITS	2.6
Cosmetics/Personal Care	2.3
Internet	2.1
Electronics	1.7
Beverages	1.6
Commercial Services	1.6
Software	1.5
Media	1.4
Chemicals	1.4
Transportation	1.3
Household Products/Wares	1.1
Unaffiliated Investment Companies	1.1
Packaging & Containers	1.0
Agriculture	1.0
Computers	1.0
Building Materials	0.9
Miscellaneous Manufacturing	0.9
Private Equity	0.8
Machinery-Diversified	0.8
Electrical Components & Equipment	0.7
Biotechnology	0.6
Machinery-Construction & Mining	0.6
Airlines	0.5
Auto Manufacturers	0.5
Gas	0.5
Home Builders	0.5
Auto Parts & Equipment	0.4
Oil & Gas Services	0.4
Repurchase Agreements	0.4
Advertising	0.4
Real Estate	0.4
Food Service	0.3
Lodging	0.2
Pipelines	0.2
Apparel	0.1
Mining	0.1
Distribution/Wholesale	0.1
Environmental Control	0.1
99.6%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Advertising — 0.4%
Interpublic Group of Cos., Inc.	4,775	$ 122,240
Omnicom Group, Inc.	34,030	2,146,953
		2,269,193
Aerospace/Defense — 3.6%
Boeing Co.†	6,816	825,281
General Dynamics Corp.	20,847	4,423,108
Howmet Aerospace, Inc.	4,515	139,649
L3Harris Technologies, Inc.	16,896	3,511,496
Lockheed Martin Corp.	2,882	1,113,288
Northrop Grumman Corp.	1,776	835,288
Raytheon Technologies Corp.	123,941	10,145,810
Teledyne Technologies, Inc.†	572	193,033
TransDigm Group, Inc.	352	184,737
		21,371,690
Agriculture — 1.0%
Altria Group, Inc.	21,990	887,956
Archer-Daniels-Midland Co.	42,828	3,445,513
Philip Morris International, Inc.	18,929	1,571,296
		5,904,765
Airlines — 0.5%
Alaska Air Group, Inc.†	1,548	60,604
American Airlines Group, Inc.†	7,935	95,537
Delta Air Lines, Inc.†	7,830	219,710
Southwest Airlines Co.†	77,289	2,383,593
United Airlines Holdings, Inc.†	3,990	129,795
		2,889,239
Apparel — 0.1%
NIKE, Inc., Class B	7,098	589,986
Ralph Lauren Corp.	524	44,503
Tapestry, Inc.	3,075	87,422
VF Corp.	4,032	120,597
		842,508
Auto Manufacturers — 0.5%
Cummins, Inc.	1,722	350,444
Ford Motor Co.	48,226	540,131
General Motors Co.	17,804	571,330
PACCAR, Inc.	4,246	355,348
Volkswagen AG (Preference Shares)	8,447	1,043,364
		2,860,617
Auto Parts & Equipment — 0.4%
Aptiv PLC†	1,952	152,666
BorgWarner, Inc.	2,892	90,809
Gentex Corp.	98,889	2,357,514
		2,600,989
Banks — 8.2%
Bank of America Corp.	47,803	1,443,651
Bank of New York Mellon Corp.	138,229	5,324,581
Citigroup, Inc.	23,649	985,454
Citizens Financial Group, Inc.	6,052	207,947
Comerica, Inc.	879	62,497
Fifth Third Bancorp	8,379	267,793
Huntington Bancshares, Inc.	17,611	232,113
JPMorgan Chase & Co.	112,270	11,732,215
KeyCorp	11,389	182,452
M&T Bank Corp.	22,434	3,955,563
Morgan Stanley	59,610	4,709,786
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.	25,677	$ 2,196,924
PNC Financial Services Group, Inc.	22,937	3,427,246
Regions Financial Corp.	6,275	125,939
State Street Corp.	4,489	272,976
Truist Financial Corp.	165,884	7,222,589
US Bancorp	107,422	4,331,255
Wells Fargo & Co.	46,317	1,862,870
Zions Bancorp NA	955	48,571
		48,592,422
Beverages — 1.6%
Brown-Forman Corp., Class B	2,233	148,651
Coca-Cola Co.	47,527	2,662,463
Constellation Brands, Inc., Class A	1,946	446,957
Keurig Dr Pepper, Inc.	75,341	2,698,715
Molson Coors Beverage Co., Class B	2,298	110,281
Monster Beverage Corp.†	2,254	196,008
PepsiCo, Inc.	19,321	3,154,346
		9,417,421
Biotechnology — 0.6%
Amgen, Inc.	3,854	868,692
Biogen, Inc.†	1,772	473,124
Bio-Rad Laboratories, Inc., Class A†	118	49,222
Corteva, Inc.	8,775	501,491
Gilead Sciences, Inc.	15,305	944,165
Illumina, Inc.†	978	186,593
Incyte Corp.†	1,285	85,632
Vertex Pharmaceuticals, Inc.†	1,253	362,794
		3,471,713
Building Materials — 0.9%
Carrier Global Corp.	10,277	365,450
Fortune Brands Home & Security, Inc.	25,332	1,360,075
Johnson Controls International PLC	64,326	3,166,126
Martin Marietta Materials, Inc.	320	103,069
Masco Corp.	1,432	66,860
Mohawk Industries, Inc.†	644	58,726
Vulcan Materials Co.	844	133,107
		5,253,413
Chemicals — 1.4%
Air Products and Chemicals, Inc.	2,708	630,233
Akzo Nobel NV	27,247	1,536,625
Albemarle Corp.	458	121,114
Axalta Coating Systems, Ltd.†	97,264	2,048,380
Celanese Corp.	694	62,696
CF Industries Holdings, Inc.	973	93,651
Dow, Inc.	8,770	385,266
DuPont de Nemours, Inc.	6,117	308,297
Eastman Chemical Co.	1,500	106,575
Ecolab, Inc.	3,028	437,304
FMC Corp.	1,538	162,567
International Flavors & Fragrances, Inc.	3,113	282,754
Linde PLC	2,982	803,917
LyondellBasell Industries NV, Class A	3,107	233,895
Mosaic Co.	4,216	203,759
PPG Industries, Inc.	2,870	317,680
Sherwin-Williams Co.	1,354	277,231
		8,011,944
Commercial Services — 1.6%
Automatic Data Processing, Inc.	6,791	1,536,056

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Cintas Corp.	567	$ 220,104
CoStar Group, Inc.†	2,417	168,344
FleetCor Technologies, Inc.†	916	161,372
Global Payments, Inc.	28,741	3,105,465
H&R Block, Inc.	51,860	2,206,124
MarketAxess Holdings, Inc.	239	53,175
Moody's Corp.	655	159,237
Nielsen Holdings PLC	4,392	121,746
PayPal Holdings, Inc.†	6,496	559,111
Quanta Services, Inc.	803	102,294
Robert Half International, Inc.	428	32,742
Rollins, Inc.	1,583	54,899
S&P Global, Inc.	1,623	495,583
United Rentals, Inc.†	342	92,381
Verisk Analytics, Inc.	939	160,128
		9,228,761
Computers — 1.0%
Accenture PLC, Class A	3,244	834,681
Amdocs, Ltd.	31,060	2,467,717
Cognizant Technology Solutions Corp., Class A	6,323	363,193
DXC Technology Co.†	2,807	68,715
Hewlett Packard Enterprise Co.	15,866	190,075
HP, Inc.	5,556	138,456
International Business Machines Corp.	11,029	1,310,356
Leidos Holdings, Inc.	1,667	145,813
NetApp, Inc.	778	48,119
Seagate Technology Holdings PLC	644	34,280
Western Digital Corp.†	3,824	124,471
		5,725,876
Cosmetics/Personal Care — 2.3%
Colgate-Palmolive Co.	24,239	1,702,790
Estee Lauder Cos., Inc., Class A	1,161	250,660
Procter & Gamble Co.	38,136	4,814,670
Unilever PLC ADR	149,827	6,568,415
		13,336,535
Distribution/Wholesale — 0.1%
Copart, Inc.†	836	88,951
Fastenal Co.	3,649	168,000
LKQ Corp.	1,814	85,530
WW Grainger, Inc.	553	270,522
		613,003
Diversified Financial Services — 2.7%
American Express Co.	4,102	553,401
Ameriprise Financial, Inc.	9,562	2,409,146
BlackRock, Inc.	4,954	2,726,087
Capital One Financial Corp.	2,437	224,618
Cboe Global Markets, Inc.	544	63,849
Charles Schwab Corp.	5,967	428,848
CME Group, Inc.	4,389	777,424
Franklin Resources, Inc.	1,908	41,060
Intercontinental Exchange, Inc.	2,932	264,906
Invesco, Ltd.	5,555	76,104
LPL Financial Holdings, Inc.	10,302	2,250,781
Mastercard, Inc., Class A	5,522	1,570,126
Nasdaq, Inc.	911	51,635
Raymond James Financial, Inc.	22,054	2,179,376
Synchrony Financial	2,530	71,321
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	827	$ 86,843
Visa, Inc., Class A	11,380	2,021,657
		15,797,182
Electric — 5.3%
AES Corp.	8,156	184,326
Alliant Energy Corp.	3,064	162,361
Ameren Corp.	3,155	254,135
American Electric Power Co., Inc.	6,273	542,301
CenterPoint Energy, Inc.	7,687	216,620
CMS Energy Corp.	3,544	206,403
Consolidated Edison, Inc.	4,330	371,341
Constellation Energy Corp.	3,991	332,011
Dominion Energy, Inc.	10,166	702,572
DTE Energy Co.	2,366	272,208
Duke Energy Corp.	65,304	6,074,578
Edison International	35,095	1,985,675
Entergy Corp.	2,484	249,965
Evergy, Inc.	2,803	166,498
Eversource Energy	24,919	1,942,685
Exelon Corp.	85,497	3,202,718
FirstEnergy Corp.	6,628	245,236
NextEra Energy, Inc.	23,992	1,881,213
PG&E Corp.†	19,660	245,947
Pinnacle West Capital Corp.	45,059	2,906,756
PPL Corp.	8,990	227,897
Public Service Enterprise Group, Inc.	6,092	342,553
Sempra Energy	24,647	3,695,571
Southern Co.	12,980	882,640
WEC Energy Group, Inc.	3,852	344,484
Xcel Energy, Inc.	58,463	3,741,632
		31,380,326
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	2,803	317,888
Emerson Electric Co.	48,799	3,573,063
		3,890,951
Electronics — 1.7%
Agilent Technologies, Inc.	1,459	177,342
Allegion PLC	1,073	96,227
Amphenol Corp., Class A	3,414	228,601
Fortive Corp.	4,343	253,197
Garmin, Ltd.	923	74,126
Honeywell International, Inc.	8,226	1,373,495
Hubbell, Inc.	9,424	2,101,552
Keysight Technologies, Inc.†	549	86,391
Mettler-Toledo International, Inc.†	102	110,580
nVent Electric PLC	81,847	2,587,184
TE Connectivity, Ltd.	23,479	2,591,142
Trimble, Inc.†	1,331	72,233
		9,752,070
Energy-Alternate Sources — 0.0%
SolarEdge Technologies, Inc.†	170	39,348
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	873	94,712
Entertainment — 0.0%
Caesars Entertainment, Inc.†	943	30,421
Live Nation Entertainment, Inc.†	989	75,204
		105,625

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.1%
Pentair PLC	843	$ 34,251
Republic Services, Inc.	1,404	191,000
Waste Management, Inc.	2,251	360,633
		585,884
Food — 3.2%
Campbell Soup Co.	2,459	115,868
Conagra Brands, Inc.	122,667	4,002,624
General Mills, Inc.	7,274	557,261
Hershey Co.	986	217,384
Hormel Foods Corp.	3,534	160,585
J.M. Smucker Co.	1,301	178,770
Kellogg Co.	3,115	216,991
Koninklijke Ahold Delhaize NV	82,430	2,098,993
Kraft Heinz Co.	9,726	324,362
Kroger Co.	7,951	347,856
Lamb Weston Holdings, Inc.	1,755	135,802
McCormick & Co., Inc.	3,059	218,015
Mondelez International, Inc., Class A	124,571	6,830,228
Sysco Corp.	44,738	3,163,424
Tyson Foods, Inc., Class A	3,537	233,195
		18,801,358
Food Service — 0.3%
Sodexo SA	22,305	1,677,543
Forest Products & Paper — 0.0%
International Paper Co.	4,421	140,146
Gas — 0.5%
Atmos Energy Corp.	26,623	2,711,552
NiSource, Inc.	4,957	124,867
		2,836,419
Hand/Machine Tools — 0.0%
Snap-on, Inc.	650	130,878
Stanley Black & Decker, Inc.	1,805	135,754
		266,632
Healthcare-Products — 4.9%
Abbott Laboratories	10,051	972,535
ABIOMED, Inc.†	250	61,415
Baxter International, Inc.	6,150	331,239
Boston Scientific Corp.†	90,888	3,520,092
Cooper Cos., Inc.	602	158,868
Danaher Corp.	2,558	660,706
DENTSPLY SIRONA, Inc.	2,631	74,589
Edwards Lifesciences Corp.†	2,801	231,447
Henry Schein, Inc.†	39,391	2,590,746
Hologic, Inc.†	793	51,164
IDEXX Laboratories, Inc.†	315	102,627
Intuitive Surgical, Inc.†	1,352	253,419
Medtronic PLC	160,609	12,969,177
ResMed, Inc.	751	163,943
STERIS PLC	708	117,726
Stryker Corp.	2,426	491,362
Teleflex, Inc.	573	115,436
Waters Corp.†	190	51,211
Zimmer Biomet Holdings, Inc.	60,534	6,328,830
		29,246,532
Healthcare-Services — 4.4%
Catalent, Inc.†	875	63,315
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Centene Corp.†	45,012	$ 3,502,384
DaVita, Inc.†	680	56,284
Elevance Health, Inc.	12,892	5,856,062
HCA Healthcare, Inc.	1,104	202,904
Humana, Inc.	1,545	749,619
IQVIA Holdings, Inc.†	615	111,401
Laboratory Corp. of America Holdings	519	106,296
Molina Healthcare, Inc.†	362	119,402
Quest Diagnostics, Inc.	22,063	2,706,909
UnitedHealth Group, Inc.	19,803	10,001,307
Universal Health Services, Inc., Class B	26,217	2,311,815
		25,787,698
Home Builders — 0.5%
D.R. Horton, Inc.	1,815	122,240
Lennar Corp., Class A	31,703	2,363,459
NVR, Inc.†	20	79,742
PulteGroup, Inc.	2,827	106,012
		2,671,453
Home Furnishings — 0.0%
Whirlpool Corp.	666	89,783
Household Products/Wares — 1.1%
Avery Dennison Corp.	486	79,072
Church & Dwight Co., Inc.	2,966	211,891
Clorox Co.	1,504	193,099
Henkel AG & Co. KGaA (Preference Shares)	32,482	1,941,525
Kimberly-Clark Corp.	38,641	4,348,658
		6,774,245
Housewares — 0.0%
Newell Brands, Inc.	2,160	30,002
Insurance — 6.6%
Aflac, Inc.	44,130	2,480,106
Allstate Corp.	47,084	5,863,371
American International Group, Inc.(1)	9,285	440,852
Aon PLC, Class A	1,030	275,906
Arthur J. Gallagher & Co.	1,438	246,214
Assurant, Inc.	650	94,425
Berkshire Hathaway, Inc., Class B†	43,345	11,573,982
Brown & Brown, Inc.	887	53,646
Chubb, Ltd.	29,098	5,292,344
Cincinnati Financial Corp.	1,030	92,257
Everest Re Group, Ltd.	481	126,234
Globe Life, Inc.	1,107	110,368
Hartford Financial Services Group, Inc.	3,946	244,415
Lincoln National Corp.	1,892	83,078
Loews Corp.	2,442	121,709
Marsh & McLennan Cos., Inc.	2,376	354,713
MetLife, Inc.	101,890	6,192,874
Principal Financial Group, Inc.	2,830	204,184
Progressive Corp.	31,263	3,633,073
Prudential Financial, Inc.	4,542	389,613
Travelers Cos., Inc.	2,898	443,974
Willis Towers Watson PLC	1,343	269,862
WR Berkley Corp.	2,494	161,063
		38,748,263
Internet — 2.1%
Alphabet, Inc., Class C†	27,803	2,673,258
Booking Holdings, Inc.†	485	796,957
CDW Corp.	677	105,666

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
eBay, Inc.	1,543	$ 56,798
Expedia Group, Inc.†	1,856	173,889
F5, Inc.†	38,696	5,600,472
Match Group, Inc.†	3,456	165,024
Meta Platforms, Inc., Class A†	19,030	2,581,990
NortonLifeLock, Inc.	7,230	145,612
Twitter, Inc.†	4,269	187,153
VeriSign, Inc.†	604	104,915
		12,591,734
Iron/Steel — 0.0%
Nucor Corp.	1,470	157,275
Leisure Time — 0.0%
Carnival Corp.†	12,053	84,733
Norwegian Cruise Line Holdings, Ltd.†	5,146	58,458
Royal Caribbean Cruises, Ltd.†	2,678	101,496
		244,687
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	1,976	238,345
Las Vegas Sands Corp.†	4,012	150,530
Marriott International, Inc., Class A	3,369	472,132
MGM Resorts International	3,984	118,404
Wynn Resorts, Ltd.†	1,264	79,670
		1,059,081
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	6,446	1,057,660
Oshkosh Corp.	31,725	2,229,950
		3,287,610
Machinery-Diversified — 0.8%
Deere & Co.	1,834	612,354
Dover Corp.	947	110,401
IDEX Corp.	544	108,719
Ingersoll Rand, Inc.	4,923	212,969
Middleby Corp.†	21,109	2,705,541
Nordson Corp.	264	56,039
Otis Worldwide Corp.	3,079	196,440
Rockwell Automation, Inc.	677	145,630
Westinghouse Air Brake Technologies Corp.	2,221	180,678
Xylem, Inc.	1,298	113,393
		4,442,164
Media — 1.4%
Charter Communications, Inc., Class A†	1,354	410,736
Comcast Corp., Class A	91,292	2,677,594
DISH Network Corp., Class A†	3,065	42,389
FactSet Research Systems, Inc.	195	78,021
Fox Corp., Class A	3,742	114,805
Fox Corp., Class B	1,718	48,963
News Corp., Class A	4,709	71,153
News Corp., Class B	1,459	22,498
Paramount Global, Class B	6,166	117,401
Walt Disney Co.†	46,686	4,403,890
Warner Bros. Discovery, Inc.†	26,975	310,213
		8,297,663
Mining — 0.1%
Freeport-McMoRan, Inc.	9,779	267,260
Newmont Corp.	9,692	407,355
		674,615
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 0.9%
3M Co.	6,760	$ 746,980
A.O. Smith Corp.	784	38,087
Eaton Corp. PLC	4,864	648,663
General Electric Co.	13,390	828,975
Illinois Tool Works, Inc.	2,030	366,719
Parker-Hannifin Corp.	1,568	379,942
Siemens AG	15,505	1,534,584
Textron, Inc.	2,583	150,486
Trane Technologies PLC	2,829	409,667
		5,104,103
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	171	44,804
Oil & Gas — 6.5%
APA Corp.	1,794	61,337
Chevron Corp.	31,762	4,563,247
ConocoPhillips	83,610	8,556,647
Coterra Energy, Inc.	129,429	3,380,686
EOG Resources, Inc.	33,173	3,706,419
EQT Corp.	4,518	184,109
Exxon Mobil Corp.	109,649	9,573,454
Hess Corp.	987	107,573
Marathon Oil Corp.	8,274	186,827
Marathon Petroleum Corp.	6,089	604,820
Occidental Petroleum Corp.	5,369	329,925
Phillips 66	41,406	3,342,292
Pioneer Natural Resources Co.	1,282	277,592
TotalEnergies SE ADR	65,189	3,032,592
Valero Energy Corp.	4,811	514,055
		38,421,575
Oil & Gas Services — 0.4%
Baker Hughes Co.	80,726	1,692,017
Halliburton Co.	11,075	272,666
Schlumberger NV	17,271	620,029
		2,584,712
Packaging & Containers — 1.0%
Amcor PLC	18,350	196,896
Ball Corp.	3,838	185,452
Packaging Corp. of America	19,108	2,145,637
Sealed Air Corp.	40,433	1,799,673
Sonoco Products Co.	30,247	1,715,912
WestRock Co.	3,105	95,914
		6,139,484
Pharmaceuticals — 9.8%
AbbVie, Inc.	9,931	1,332,840
AmerisourceBergen Corp.	1,898	256,856
AstraZeneca PLC ADR	41,361	2,268,237
Becton Dickinson & Co.	25,800	5,749,014
Bristol-Myers Squibb Co.	26,074	1,853,601
Cardinal Health, Inc.	3,327	221,844
Cigna Corp.	10,501	2,913,712
CVS Health Corp.	38,879	3,707,890
Eli Lilly & Co.	10,838	3,504,467
Johnson & Johnson	85,856	14,025,436
McKesson Corp.	1,755	596,472
Merck & Co., Inc.	105,789	9,110,549
Organon & Co.	3,106	72,680
Pfizer, Inc.	179,993	7,876,494
Roche Holding AG	5,053	1,647,576
Roche Holding AG ADR	63,785	2,590,947

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Viatris, Inc.	14,807	$ 126,156
Zoetis, Inc.	1,944	288,276
		58,143,047
Pipelines — 0.2%
Kinder Morgan, Inc.	24,210	402,855
ONEOK, Inc.	3,110	159,356
Williams Cos., Inc.	14,879	425,986
		988,197
Private Equity — 0.8%
Ares Management Corp., Class A	44,934	2,783,661
Blackstone, Inc.	25,703	2,151,341
		4,935,002
Real Estate — 0.4%
CBRE Group, Inc., Class A†	32,513	2,194,953
REITS — 2.6%
Alexandria Real Estate Equities, Inc.	1,813	254,164
American Tower Corp.	2,786	598,154
AvalonBay Communities, Inc.	990	182,348
Boston Properties, Inc.	1,742	130,598
Crown Castle, Inc.	2,908	420,351
Digital Realty Trust, Inc.	3,510	348,122
Duke Realty Corp.	1,645	79,289
Equinix, Inc.	601	341,873
Equity Residential	4,133	277,820
Essex Property Trust, Inc.	445	107,792
Federal Realty Investment Trust	516	46,502
Gaming and Leisure Properties, Inc.	62,173	2,750,534
Healthpeak Properties, Inc.	72,948	1,671,968
Host Hotels & Resorts, Inc.	158,037	2,509,628
Invitation Homes, Inc.	3,823	129,103
Iron Mountain, Inc.	1,384	60,854
Kimco Realty Corp.	7,552	139,032
Mid-America Apartment Communities, Inc.	536	83,118
Prologis, Inc.	3,526	358,242
Public Storage	791	231,613
Realty Income Corp.	7,541	438,886
Regency Centers Corp.	1,881	101,292
SBA Communications Corp.	580	165,097
Simon Property Group, Inc.	1,599	143,510
UDR, Inc.	1,678	69,989
Ventas, Inc.	4,881	196,070
VICI Properties, Inc.	11,760	351,036
Vornado Realty Trust	1,967	45,556
Welltower, Inc.	45,500	2,926,560
Weyerhaeuser Co.	5,243	149,740
		15,308,841
Retail — 4.4%
Advance Auto Parts, Inc.	13,601	2,126,380
Bath & Body Works, Inc.	976	31,818
Best Buy Co., Inc.	2,447	154,993
CarMax, Inc.†	913	60,276
Chipotle Mexican Grill, Inc.†	112	168,309
Costco Wholesale Corp.	2,650	1,251,516
Darden Restaurants, Inc.	1,497	189,101
Dollar General Corp.	2,772	664,892
Dollar Tree, Inc.†	24,192	3,292,531
Domino's Pizza, Inc.	145	44,979
Genuine Parts Co.	1,727	257,876
Security Description	Shares or Principal Amount	Value

Retail (continued)
Home Depot, Inc.	13,829	$ 3,815,974
McDonald's Corp.	4,941	1,140,086
Ross Stores, Inc.	4,273	360,086
Starbucks Corp.	6,865	578,445
Target Corp.	2,548	378,098
TJX Cos., Inc.	71,980	4,471,398
Ulta Beauty, Inc.†	278	111,531
Victoria's Secret & Co.†	56,804	1,654,132
Walgreens Boots Alliance, Inc.	8,759	275,033
Walmart, Inc.	37,505	4,864,398
Yum! Brands, Inc.	1,842	195,878
		26,087,730
Semiconductors — 3.0%
Analog Devices, Inc.	33,515	4,669,980
Applied Materials, Inc.	19,921	1,632,128
Broadcom, Inc.	2,120	941,301
Intel Corp.	50,138	1,292,056
Microchip Technology, Inc.	3,508	214,093
Micron Technology, Inc.	60,912	3,051,691
NXP Semiconductors NV	1,186	174,947
ON Semiconductor Corp.†	1,270	79,159
Qorvo, Inc.†	643	51,061
QUALCOMM, Inc.	26,798	3,027,638
Skyworks Solutions, Inc.	1,038	88,510
Texas Instruments, Inc.	17,088	2,644,881
		17,867,445
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	488	108,092
Software — 1.5%
Activision Blizzard, Inc.	8,693	646,238
Akamai Technologies, Inc.†	1,126	90,440
ANSYS, Inc.†	404	89,567
Autodesk, Inc.†	955	178,394
Broadridge Financial Solutions, Inc.	802	115,745
Ceridian HCM Holding, Inc.†	1,103	61,636
Citrix Systems, Inc.	1,523	158,240
Electronic Arts, Inc.	34,782	4,024,625
Fidelity National Information Services, Inc.	7,424	561,032
Fiserv, Inc.†	7,810	730,782
Jack Henry & Associates, Inc.	890	162,220
Paychex, Inc.	1,838	206,242
Paycom Software, Inc.†	148	48,838
PTC, Inc.†	645	67,467
Roper Technologies, Inc.	1,294	465,374
Salesforce, Inc.†	4,738	681,514
Synopsys, Inc.†	616	188,194
Take-Two Interactive Software, Inc.†	727	79,243
Tyler Technologies, Inc.†	193	67,067
		8,622,858
Telecommunications — 3.9%
AT&T, Inc.	87,015	1,334,810
Cisco Systems, Inc.	243,687	9,747,480
Corning, Inc.	120,023	3,483,067
Juniper Networks, Inc.	3,939	102,887
Lumen Technologies, Inc.	11,631	84,674
Motorola Solutions, Inc.	836	187,239
T-Mobile US, Inc.†	7,350	986,150
Verizon Communications, Inc.	192,590	7,312,642
		23,238,949

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	1,585	$ 106,861
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	1,513	145,717
CSX Corp.	26,147	696,556
FedEx Corp.	2,919	433,384
JB Hunt Transport Services, Inc.	416	65,071
Knight-Swift Transportation Holdings, Inc.	47,159	2,307,490
Norfolk Southern Corp.	9,830	2,060,859
Union Pacific Corp.	4,499	876,495
United Parcel Service, Inc., Class B	5,094	822,885
		7,408,457
Water — 0.0%
American Water Works Co., Inc.	2,220	288,955
Total Common Stocks (cost $595,915,182)		579,455,155
UNAFFILIATED INVESTMENT COMPANIES — 1.1%
iShares S&P 500 Value ETF	39,200	5,037,984
iShares Russell 1000 Value ETF	12,363	1,681,244
Total Unaffiliated Investment Companies (cost $7,611,886)		6,719,228
Total Long-Term Investment Securities (cost $603,527,068)		586,174,383
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
1.01%, 02/23/2023(2) (cost $99,496)	$100,000	98,595
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$460,000	$ 460,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	440,000	440,000
BNP Paribas SA Joint Repurchase Agreement(3)	440,000	440,000
Deutsche Bank AG Joint Repurchase Agreement(3)	470,000	470,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	460,000	460,000
Total Repurchase Agreements (cost $2,270,000)		2,270,000
TOTAL INVESTMENTS (cost $605,896,564)(4)	99.6%	588,542,978
Other assets less liabilities	0.4	2,294,088
NET ASSETS	100.0%	$590,837,066
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
3	Long	S&P 500 E-Mini Index	December 2022	$612,948	$540,225	$(72,723)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	3,259,425	USD	3,683,068	12/30/2022	$ 38,671	$ —
	USD	119,814	GBP	109,591	12/30/2022	2,720	—
						41,391	—
JPMorgan Chase Bank, N.A.	EUR	11,458,177	USD	11,257,601	12/30/2022	—	(52,025)
	USD	303,215	EUR	313,344	12/30/2022	6,067	—
						6,067	(52,025)
Morgan Stanley & Co. International PLC	CHF	1,476,521	USD	1,518,279	12/30/2022	7,954	—
	USD	80,075	CHF	78,697	12/30/2022	423	—
						8,377	—
Unrealized Appreciation (Depreciation)						$ 55,835	$ (52,025)

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Auto Manufacturers	$ 1,817,253	$ 1,043,364	$—	$ 2,860,617
Chemicals	6,475,319	1,536,625	—	8,011,944
Food	16,702,365	2,098,993	—	18,801,358
Food Service	—	1,677,543	—	1,677,543
Household Products/Wares	4,832,720	1,941,525	—	6,774,245
Miscellaneous Manufacturing	3,569,519	1,534,584	—	5,104,103
Pharmaceuticals	56,495,471	1,647,576	—	58,143,047
Other Industries	478,082,298	—	—	478,082,298
Unaffiliated Investment Companies	6,719,228	—	—	6,719,228
Short-Term Investments	—	98,595	—	98,595
Repurchase Agreements	—	2,270,000	—	2,270,000
Total Investments at Value	$574,694,173	$13,848,805	$—	$588,542,978
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 55,835	$—	$ 55,835
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 72,723	$ —	$—	$ 72,723
Forward Foreign Currency Contracts	—	52,025	—	52,025
Total Other Financial Instruments	$ 72,723	$ 52,025	$—	$ 124,748
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO PROFILE — September 30, 2022 — (unaudited)

Industry Allocation*
Software	16.7%
Retail	9.5
Healthcare-Products	6.3
Commercial Services	5.8
Internet	5.7
Computers	3.6
Electronics	3.5
Pharmaceuticals	3.2
Oil & Gas	2.9
Semiconductors	2.8
Distribution/Wholesale	2.6
Chemicals	2.6
Biotechnology	2.3
Telecommunications	2.1
Diversified Financial Services	1.9
Home Builders	1.9
REITS	1.9
Energy-Alternate Sources	1.7
Unaffiliated Investment Companies	1.7
Machinery-Diversified	1.6
Pipelines	1.5
Healthcare-Services	1.4
Entertainment	1.4
Building Materials	1.3
Lodging	1.2
Transportation	1.1
Insurance	1.0
Media	0.9
Aerospace/Defense	0.9
Electrical Components & Equipment	0.8
Food	0.8
Miscellaneous Manufacturing	0.8
Repurchase Agreements	0.7
Advertising	0.7
Beverages	0.7
Private Equity	0.5
Household Products/Wares	0.4
Banks	0.4
Environmental Control	0.4
Packaging & Containers	0.4
Airlines	0.4
Metal Fabricate/Hardware	0.2
Oil & Gas Services	0.2
Electric	0.2
Office/Business Equipment	0.2
Auto Manufacturers	0.1
Agriculture	0.1
Real Estate	0.1
Toys/Games/Hobbies	0.1
Apparel	0.1
Auto Parts & Equipment	0.1
Leisure Time	0.1
Iron/Steel	0.1
Short-Term Investments	0.1
Hand/Machine Tools	0.1
Computer Data Security	0.1
Shipbuilding	0.1
Machinery-Construction & Mining	0.1
Engineering & Construction	0.1
100.2%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.1%
Advertising — 0.7%
Omnicom Group, Inc.	2,400	$ 151,416
Trade Desk, Inc., Class A†	14,000	836,500
		987,916
Aerospace/Defense — 0.9%
Curtiss-Wright Corp.	3,407	474,118
HEICO Corp.	660	95,027
HEICO Corp., Class A	1,159	132,844
Hexcel Corp.	1,400	72,408
Howmet Aerospace, Inc.	4,076	126,071
Spirit AeroSystems Holdings, Inc., Class A	1,551	33,998
TransDigm Group, Inc.	746	391,516
		1,325,982
Agriculture — 0.1%
Darling Ingredients, Inc.†	2,973	196,664
Airlines — 0.4%
Alaska Air Group, Inc.†	3,531	138,238
Delta Air Lines, Inc.†	10,029	281,414
Southwest Airlines Co.†	4,000	123,360
		543,012
Apparel — 0.1%
Deckers Outdoor Corp.†	364	113,790
Skechers U.S.A., Inc., Class A†	1,716	54,432
Tapestry, Inc.	533	15,153
		183,375
Auto Manufacturers — 0.1%
Lucid Group, Inc.†	7,820	109,245
PACCAR, Inc.	1,050	87,875
		197,120
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	1,198	40,445
Aptiv PLC†	1,783	139,448
		179,893
Banks — 0.4%
First Citizens BancShares, Inc., Class A	47	37,479
First Republic Bank	675	88,121
Signature Bank	49	7,399
SVB Financial Group†	1,293	434,164
Western Alliance Bancorp	1,014	66,660
		633,823
Beverages — 0.7%
Boston Beer Co., Inc., Class A†	303	98,066
Brown-Forman Corp., Class A	419	28,308
Brown-Forman Corp., Class B	4,478	298,100
Celsius Holdings, Inc.†	4,759	431,546
Constellation Brands, Inc., Class A	300	68,904
Monster Beverage Corp.†	600	52,176
		977,100
Biotechnology — 2.3%
Alnylam Pharmaceuticals, Inc.†	2,766	553,643
Apellis Pharmaceuticals, Inc.†	7,979	544,966
Argenx SE ADR†	342	120,743
BioMarin Pharmaceutical, Inc.†	900	76,293
BioNTech SE ADR	535	72,161
Bio-Rad Laboratories, Inc., Class A†	465	193,970
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Blueprint Medicines Corp.†	1,200	$ 79,068
Certara, Inc.†	1,176	15,617
Corteva, Inc.	2,900	165,735
Exelixis, Inc.†	4,286	67,204
Genmab A/S ADR†	2,416	77,626
Guardant Health, Inc.†	1,527	82,198
Horizon Therapeutics PLC†	4,172	258,205
Incyte Corp.†	3,399	226,509
Ionis Pharmaceuticals, Inc.†	2,033	89,920
Karuna Therapeutics, Inc.†	359	80,750
Maravai LifeSciences Holdings, Inc., Class A†	1,720	43,912
Novavax, Inc.†	1,222	22,240
Royalty Pharma PLC, Class A	1,681	67,543
Sarepta Therapeutics, Inc.†	1,318	145,692
Seagen, Inc.†	2,881	394,207
Ultragenyx Pharmaceutical, Inc.†	815	33,749
		3,411,951
Building Materials — 1.3%
Armstrong World Industries, Inc.	417	33,039
Eagle Materials, Inc.	486	52,089
Fortune Brands Home & Security, Inc.	3,392	182,117
Johnson Controls International PLC	17,567	864,648
Louisiana-Pacific Corp.	111	5,682
Martin Marietta Materials, Inc.	86	27,700
Masco Corp.	184	8,591
Trex Co., Inc.†	4,626	203,266
Vulcan Materials Co.	2,862	451,366
		1,828,498
Chemicals — 2.6%
Albemarle Corp.	6,888	1,821,463
Axalta Coating Systems, Ltd.†	840	17,690
CF Industries Holdings, Inc.	10,576	1,017,940
Chemours Co.	1,458	35,940
FMC Corp.	675	71,348
Mosaic Co.	665	32,139
Nutrien, Ltd.	1,400	116,732
PPG Industries, Inc.	3,761	416,305
RPM International, Inc.	2,152	179,283
Valvoline, Inc.	2,770	70,192
		3,779,032
Commercial Services — 5.8%
Block, Inc.†	6,429	353,531
Booz Allen Hamilton Holding Corp.	3,106	286,839
Bright Horizons Family Solutions, Inc.†	1,404	80,941
Cintas Corp.	2,560	993,766
CoStar Group, Inc.†	23,609	1,644,367
Driven Brands Holdings, Inc.†	50	1,399
Equifax, Inc.	1,900	325,717
Euronet Worldwide, Inc.†	1,431	108,413
FleetCor Technologies, Inc.†	2,754	485,172
FTI Consulting, Inc.†	812	134,557
Gartner, Inc.†	2,578	713,307
GXO Logistics, Inc.†	180	6,311
H&R Block, Inc.	2,063	87,760
MarketAxess Holdings, Inc.	1,370	304,811
Mister Car Wash, Inc.†	893	7,662
Morningstar, Inc.	576	122,296
Paylocity Holding Corp.†	1,527	368,893
Quanta Services, Inc.	1,217	155,034
Ritchie Bros. Auctioneers, Inc.	1,050	65,604

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Robert Half International, Inc.	1,487	$ 113,755
Rollins, Inc.	5,673	196,740
Service Corp. International	1,100	63,514
Shift4 Payments, Inc., Class A†	791	35,286
Toast, Inc., Class A†	3,890	65,041
TransUnion	4,485	266,813
United Rentals, Inc.†	1,502	405,720
Verisk Analytics, Inc.	4,329	738,224
WEX, Inc.†	1,195	151,693
WillScot Mobile Mini Holdings Corp.†	3,134	126,394
		8,409,560
Computer Data Security — 0.0%
Snyk, Ltd.(1)(2)	4,274	48,595
Computer Graphics — 0.0%
Canva, Inc.(1)(2)	41	39,153
Computers — 3.6%
Crowdstrike Holdings, Inc., Class A†	7,167	1,181,193
Dell Technologies, Inc., Class C	621	21,219
Endava PLC ADR†	600	48,378
EPAM Systems, Inc.†	1,722	623,691
ExlService Holdings, Inc.†	2,947	434,270
Fortinet, Inc.†	22,836	1,121,933
Genpact, Ltd.	3,193	139,758
Globant SA†	1,388	259,667
HP, Inc.	7,441	185,430
KBR, Inc.	1,407	60,810
Leidos Holdings, Inc.	600	52,482
NCR Corp.†	104	1,977
NetApp, Inc.	3,442	212,888
Pure Storage, Inc., Class A†	6,307	172,622
Thoughtworks Holding, Inc.†	1,334	13,994
Zscaler, Inc.†	4,099	673,753
		5,204,065
Distribution/Wholesale — 2.6%
Copart, Inc.†	7,689	818,109
Core & Main, Inc., Class A†	382	8,687
Fastenal Co.	19,720	907,909
Ferguson PLC	500	51,465
IAA, Inc.†	5,138	163,645
Pool Corp.	1,384	440,403
SiteOne Landscape Supply, Inc.†	1,724	179,537
Watsco, Inc.	1,148	295,564
WESCO International, Inc.†	5,161	616,120
WW Grainger, Inc.	714	349,282
		3,830,721
Diversified Financial Services — 1.9%
Ameriprise Financial, Inc.	1,080	272,106
Apollo Global Management, Inc.	12,783	594,409
Blue Owl Capital, Inc.	11,812	109,025
Cboe Global Markets, Inc.	600	70,422
Credit Acceptance Corp.†	10	4,380
Discover Financial Services	2,750	250,030
LPL Financial Holdings, Inc.	1,247	272,444
Nasdaq, Inc.	1,218	69,036
Raymond James Financial, Inc.	245	24,211
Rocket Cos., Inc., Class A	993	6,276
Tradeweb Markets, Inc., Class A	19,597	1,105,663
Upstart Holdings, Inc.†	211	4,387
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
UWM Holdings Corp.	1,319	$ 3,865
Western Union Co.	2,025	27,337
		2,813,591
Electric — 0.2%
AES Corp.	1,881	42,511
Vistra Corp.	10,615	222,915
		265,426
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	550	62,376
ChargePoint Holdings, Inc.†	3,919	57,844
Generac Holdings, Inc.†	2,421	431,277
Littelfuse, Inc.	349	69,343
Universal Display Corp.	5,594	527,794
		1,148,634
Electronics — 3.5%
Agilent Technologies, Inc.	17,418	2,117,158
Allegion PLC	1,787	160,258
Amphenol Corp., Class A	15,670	1,049,263
Arrow Electronics, Inc.†	50	4,610
Coherent Corp.†	316	11,013
Hubbell, Inc.	750	167,250
Jabil, Inc.	1,716	99,030
Keysight Technologies, Inc.†	4,050	637,308
Mettler-Toledo International, Inc.†	717	777,314
National Instruments Corp.	266	10,039
Vontier Corp.	1,541	25,750
		5,058,993
Energy-Alternate Sources — 1.7%
Enphase Energy, Inc.†	4,141	1,149,003
Enviva, Inc.	479	28,769
First Solar, Inc.†	3,104	410,566
Plug Power, Inc.†	4,044	84,964
SolarEdge Technologies, Inc.†	3,486	806,870
		2,480,172
Engineering & Construction — 0.1%
AECOM	126	8,615
TopBuild Corp.†	427	70,361
		78,976
Enterprise Software / Services — 0.0%
Socure, Inc.(1)(2)	920	11,242
Entertainment — 1.4%
Caesars Entertainment, Inc.†	5,505	177,591
Churchill Downs, Inc.	568	104,597
DraftKings, Inc., Class A†	53,550	810,747
Live Nation Entertainment, Inc.†	9,450	718,578
Madison Square Garden Sports Corp.†	149	20,362
Six Flags Entertainment Corp.†	582	10,302
Vail Resorts, Inc.	1,006	216,934
		2,059,111
Environmental Control — 0.4%
Republic Services, Inc.	2,107	286,636
Tetra Tech, Inc.	343	44,086
Waste Connections, Inc.	1,948	263,233
		593,955

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food — 0.8%
Grocery Outlet Holding Corp.†	102	$ 3,396
Hershey Co.	3,018	665,378
Kellogg Co.	2,167	150,953
Lamb Weston Holdings, Inc.	2,258	174,724
McCormick & Co., Inc.	600	42,762
Performance Food Group Co.†	736	31,611
Pilgrim's Pride Corp.†	386	8,886
Tyson Foods, Inc., Class A	900	59,337
		1,137,047
Gas — 0.0%
National Fuel Gas Co.	111	6,832
Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	878	110,382
MSA Safety, Inc.	223	24,370
		134,752
Healthcare-Products — 6.3%
10X Genomics, Inc., Class A†	1,292	36,796
ABIOMED, Inc.†	1,625	399,198
Align Technology, Inc.†	1,086	224,922
Avantor, Inc.†	18,624	365,030
Bio-Techne Corp.	1,469	417,196
Bruker Corp.	4,654	246,941
Cooper Cos., Inc.	216	57,002
Exact Sciences Corp.†	28,474	925,120
Globus Medical, Inc., Class A†	80	4,766
ICU Medical, Inc.†	59	8,885
IDEXX Laboratories, Inc.†	1,850	602,730
Inspire Medical Systems, Inc.†	3,706	657,333
Insulet Corp.†	9,053	2,076,758
Lantheus Holdings, Inc.†	800	56,264
Masimo Corp.†	569	80,320
Natera, Inc.†	1,256	55,038
Novocure, Ltd.†	2,636	200,283
Penumbra, Inc.†	1,225	232,260
QuidelOrtho Corp.†	736	52,609
Repligen Corp.†	1,923	359,813
ResMed, Inc.	4,439	969,034
Shockwave Medical, Inc.†	400	111,228
STERIS PLC	625	103,925
Tandem Diabetes Care, Inc.†	935	44,740
Teleflex, Inc.	201	40,494
Waters Corp.†	938	252,819
West Pharmaceutical Services, Inc.	2,269	558,356
		9,139,860
Healthcare-Services — 1.4%
Acadia Healthcare Co., Inc.†	1,296	101,321
agilon health, Inc.†	2,766	64,780
Amedisys, Inc.†	501	48,492
Catalent, Inc.†	2,753	199,207
Centene Corp.†	1,081	84,113
Charles River Laboratories International, Inc.†	1,137	223,762
Chemed Corp.	81	35,361
DaVita, Inc.†	883	73,086
Ginkgo Bioworks Holdings, Inc.†	2,597	8,103
IQVIA Holdings, Inc.†	3,732	676,014
Molina Healthcare, Inc.†	1,671	551,163
Sotera Health Co.†	1,548	10,557
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Syneos Health, Inc.†	281	$ 13,249
Teladoc Health, Inc.†	241	6,109
		2,095,317
Home Builders — 1.9%
D.R. Horton, Inc.	2,617	176,255
Lennar Corp., Class A	15,757	1,174,684
NVR, Inc.†	107	426,618
PulteGroup, Inc.	1,411	52,912
Thor Industries, Inc.	12,212	854,596
Toll Brothers, Inc.	874	36,708
		2,721,773
Household Products/Wares — 0.4%
Avery Dennison Corp.	1,709	278,054
Church & Dwight Co., Inc.	2,323	165,955
Clorox Co.	1,601	205,553
		649,562
Housewares — 0.0%
Scotts Miracle-Gro Co.	216	9,234
Insurance — 1.0%
Alleghany Corp.†	31	26,020
Arch Capital Group, Ltd.†	1,803	82,109
Arthur J. Gallagher & Co.	2,897	496,024
Assurant, Inc.	401	58,253
Brown & Brown, Inc.	281	16,995
Erie Indemnity Co., Class A	291	64,692
Everest Re Group, Ltd.	188	49,339
Hartford Financial Services Group, Inc.	6,600	408,804
Lincoln National Corp.	550	24,150
Markel Corp.†	48	52,043
RenaissanceRe Holdings, Ltd.	369	51,804
Ryan Specialty Holdings, Inc.†	2,788	113,249
		1,443,482
Internet — 5.6%
CDW Corp.	4,743	740,288
Chewy, Inc., Class A†	1,538	47,247
DoorDash, Inc., Class A†	3,465	171,344
eBay, Inc.	1,120	41,227
Etsy, Inc.†	11,222	1,123,659
Expedia Group, Inc.†	2,369	221,952
GoDaddy, Inc., Class A†	1,452	102,918
IAC, Inc.†	589	32,619
Lyft, Inc., Class A†	3,888	51,205
Match Group, Inc.†	20,337	971,092
NortonLifeLock, Inc.	3,204	64,529
Okta, Inc.†	11,132	633,077
Opendoor Technologies, Inc.†	1,983	6,167
Palo Alto Networks, Inc.†	9,510	1,557,643
Pinterest, Inc., Class A†	4,025	93,783
Roku, Inc.†	1,156	65,198
Shopify, Inc., Class A†	1,700	45,798
Snap, Inc., Class A†	11,775	115,631
Spotify Technology SA†	14,997	1,294,241
TripAdvisor, Inc.†	130	2,870
Twitter, Inc.†	10,824	474,524
Upwork, Inc.†	2,500	34,050
VeriSign, Inc.†	529	91,887
Wayfair, Inc., Class A†	1,486	48,369
Wix.com, Ltd.†	654	51,162
Zendesk, Inc.†	1,904	144,894

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Zillow Group, Inc., Class A†	55	$ 1,575
Zillow Group, Inc., Class C†	153	4,377
		8,233,326
Iron/Steel — 0.1%
Steel Dynamics, Inc.	2,400	170,280
Leisure Time — 0.1%
Brunswick Corp.	202	13,221
Norwegian Cruise Line Holdings, Ltd.†	485	5,510
Planet Fitness, Inc., Class A†	974	56,161
Polaris, Inc.	656	62,746
YETI Holdings, Inc.†	1,351	38,530
		176,168
Lodging — 1.2%
Choice Hotels International, Inc.	527	57,717
Hilton Worldwide Holdings, Inc.	8,661	1,044,690
Las Vegas Sands Corp.†	1,933	72,526
MGM Resorts International	10,700	318,004
Travel & Leisure Co.	926	31,595
Wyndham Hotels & Resorts, Inc.	965	59,203
Wynn Resorts, Ltd.†	1,507	94,986
		1,678,721
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.	1,958	98,624
Vertiv Holdings Co.	751	7,300
		105,924
Machinery-Diversified — 1.6%
AGCO Corp.	128	12,310
Cognex Corp.	4,034	167,209
Graco, Inc.	2,904	174,095
IDEX Corp.	612	122,308
Middleby Corp.†	5,640	722,879
Nordson Corp.	212	45,001
Otis Worldwide Corp.	2,509	160,074
Rockwell Automation, Inc.	2,585	556,059
Toro Co.	2,535	219,227
Westinghouse Air Brake Technologies Corp.	600	48,810
Xylem, Inc.	393	34,333
		2,262,305
Media — 0.9%
Cable One, Inc.	128	109,190
FactSet Research Systems, Inc.	1,423	569,356
Fox Corp., Class B	6,900	196,650
Liberty Broadband Corp., Class A†	133	9,922
Liberty Broadband Corp., Class C†	899	66,346
Liberty Media Corp. - Liberty Formula One, Series A†	37	1,943
Liberty Media Corp. - Liberty Formula One, Series C†	352	20,592
Liberty Media Corp. - Liberty SiriusXM, Series A†	327	12,449
Liberty Media Corp. - Liberty SiriusXM, Series C†	674	25,417
Nexstar Media Group, Inc.	53	8,843
Warner Bros. Discovery, Inc.†	27,132	312,018
World Wrestling Entertainment, Inc., Class A	674	47,295
		1,380,021
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	1,004	$ 124,867
Valmont Industries, Inc.	846	227,253
		352,120
Mining — 0.0%
MP Materials Corp.†	1,421	38,793
Royal Gold, Inc.	67	6,286
		45,079
Miscellaneous Manufacturing — 0.8%
A.O. Smith Corp.	1,728	83,946
Axon Enterprise, Inc.†	819	94,799
Carlisle Cos., Inc.	679	190,399
Donaldson Co., Inc.	325	15,928
Parker-Hannifin Corp.	455	110,251
Trane Technologies PLC	4,274	618,918
		1,114,241
Office/Business Equipment — 0.2%
Zebra Technologies Corp., Class A†	921	241,311
Oil & Gas — 2.9%
Antero Resources Corp.†	2,950	90,064
APA Corp.	1,400	47,866
Continental Resources, Inc.	425	28,394
Coterra Energy, Inc.	7,604	198,616
Devon Energy Corp.	13,241	796,181
Diamondback Energy, Inc.	6,224	749,743
Hess Corp.	3,455	376,560
Ovintiv, Inc.	2,850	131,100
PDC Energy, Inc.	794	45,885
Pioneer Natural Resources Co.	3,995	865,037
Range Resources Corp.	2,649	66,914
Southwestern Energy Co.†	1,238	7,577
Texas Pacific Land Corp.	90	159,951
Venture Global LNG, Inc. Series B(1)(2)	3	44,386
Venture Global LNG, Inc. Series C(1)(2)	42	621,400
		4,229,674
Oil & Gas Services — 0.2%
Halliburton Co.	14,078	346,600
Packaging & Containers — 0.4%
Ardagh Metal Packaging SA	764	3,698
Ball Corp.	2,729	131,865
Berry Global Group, Inc.†	947	44,064
Crown Holdings, Inc.	1,605	130,053
Graphic Packaging Holding Co.	3,694	72,920
Sealed Air Corp.	4,383	195,087
		577,687
Pharmaceuticals — 3.2%
AmerisourceBergen Corp.	2,313	313,018
Ascendis Pharma A/S ADR†	4,255	439,371
DexCom, Inc.†	36,101	2,907,575
Elanco Animal Health, Inc.†	3,146	39,042
McKesson Corp.	2,261	768,446
Neurocrine Biosciences, Inc.†	2,218	235,574
		4,703,026
Pipelines — 1.5%
Cheniere Energy, Inc.	8,333	1,382,528
New Fortress Energy LLC	755	33,001

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines (continued)
ONEOK, Inc.	787	$ 40,326
Targa Resources Corp.	11,506	694,272
		2,150,127
Private Equity — 0.5%
Ares Management Corp., Class A	12,115	750,524
Real Estate — 0.1%
CBRE Group, Inc., Class A†	2,450	165,400
eXp World Holdings, Inc.	1,800	20,178
		185,578
REITS — 1.9%
Alexandria Real Estate Equities, Inc.	600	84,114
Apartment Income REIT Corp.	195	7,531
AvalonBay Communities, Inc.	2,526	465,264
Camden Property Trust	136	16,245
CubeSmart	9,900	396,594
Equity LifeStyle Properties, Inc.	5,305	333,366
Extra Space Storage, Inc.	247	42,660
Iron Mountain, Inc.	3,387	148,927
Lamar Advertising Co., Class A	1,192	98,328
Rexford Industrial Realty, Inc.	1,100	57,200
SBA Communications Corp.	2,051	583,817
Simon Property Group, Inc.	5,279	473,790
		2,707,836
Retail — 9.5%
Advance Auto Parts, Inc.	76	11,882
AutoZone, Inc.†	562	1,203,765
Best Buy Co., Inc.	986	62,453
BJ's Wholesale Club Holdings, Inc.†	6,424	467,731
Burlington Stores, Inc.†	1,546	172,982
CarMax, Inc.†	941	62,125
Carvana Co.†	2,344	47,583
Casey's General Stores, Inc.	400	81,008
Chipotle Mexican Grill, Inc.†	872	1,310,407
Darden Restaurants, Inc.	2,300	290,536
Dollar Tree, Inc.†	1,632	222,115
Domino's Pizza, Inc.	3,591	1,113,928
Five Below, Inc.†	2,355	324,213
Floor & Decor Holdings, Inc., Class A†	3,417	240,078
Freshpet, Inc.†	398	19,936
Genuine Parts Co.	176	26,280
Leslie's, Inc.†	2,208	32,480
Lululemon Athletica, Inc.†	9,720	2,717,323
Nordstrom, Inc.	1,498	25,062
Olaplex Holdings, Inc.†	1,947	18,594
Ollie's Bargain Outlet Holdings, Inc.†	1,150	59,340
O'Reilly Automotive, Inc.†	1,075	756,101
Papa John's International, Inc.	1,392	97,454
Restaurant Brands International, Inc.	2,392	127,207
RH†	356	87,601
Ross Stores, Inc.	9,146	770,733
Texas Roadhouse, Inc.	5,309	463,263
Tractor Supply Co.	4,527	841,479
Ulta Beauty, Inc.†	4,435	1,779,278
Victoria's Secret & Co.†	926	26,965
Wendy's Co.	2,671	49,921
Williams-Sonoma, Inc.	2,046	241,121
Yum! Brands, Inc.	1,666	177,162
		13,928,106
Security Description	Shares or Principal Amount	Value

Semiconductors — 2.8%
Allegro MicroSystems, Inc.†	1,038	$ 22,680
Ambarella, Inc.†	400	22,472
Analog Devices, Inc.	1	139
Entegris, Inc.	6,406	531,826
GlobalFoundries, Inc.†	240	11,604
KLA Corp.	370	111,973
Lattice Semiconductor Corp.†	3,898	191,821
Marvell Technology, Inc.	2,333	100,109
Microchip Technology, Inc.	15,751	961,284
MKS Instruments, Inc.	6,229	514,765
Monolithic Power Systems, Inc.	1,556	565,450
ON Semiconductor Corp.†	9,742	607,219
Silicon Laboratories, Inc.†	450	55,548
Skyworks Solutions, Inc.	800	68,216
Synaptics, Inc.†	300	29,703
Teradyne, Inc.	4,675	351,326
		4,146,135
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	486	107,649
Software — 16.3%
Alteryx, Inc., Class A†	929	51,875
ANSYS, Inc.†	1,508	334,324
AppLovin Corp., Class A†	4,928	96,047
Aspen Technology, Inc.†	975	232,245
Avalara, Inc.†	1,358	124,664
Bentley Systems, Inc., Class B	4,157	127,163
Bill.com Holdings, Inc.†	900	119,133
Black Knight, Inc.†	1,914	123,893
Broadridge Financial Solutions, Inc.	3,491	503,821
Cadence Design Systems, Inc.†	8,761	1,431,810
CCC Intelligent Solutions Holdings, Inc.†	3,711	33,770
Ceridian HCM Holding, Inc.†	2,077	116,063
Change Healthcare, Inc.†	327	8,989
Citrix Systems, Inc.	928	96,419
Cloudflare, Inc., Class A†	4,378	242,147
Confluent, Inc., Class A†	3,047	72,427
Coupa Software, Inc.†	2,010	118,188
Databricks, Inc.(1)(2)	2,067	114,291
Datadog, Inc., Class A†	9,124	810,029
Definitive Healthcare Corp.†	262	4,071
Descartes Systems Group, Inc.†	1,000	63,530
DocuSign, Inc.†	3,999	213,827
DoubleVerify Holdings, Inc.†	3,601	98,487
Doximity, Inc., Class A†	794	23,995
Dropbox, Inc., Class A†	3,997	82,818
Dynatrace, Inc.†	4,608	160,404
Elastic NV†	1,212	86,949
Electronic Arts, Inc.	919	106,338
Fair Isaac Corp.†	1,055	434,671
Five9, Inc.†	13,598	1,019,578
Gitlab, Inc., Class A†	1,230	63,001
HubSpot, Inc.†	1,553	419,496
Informatica, Inc., Class A†	3,398	68,198
Jack Henry & Associates, Inc.	1,137	207,241
Jamf Holding Corp.†	876	19,412
Magic Leap, Inc., Class A(1)(2)	9	108
Manhattan Associates, Inc.†	1,957	260,340
MongoDB, Inc.†	6,120	1,215,187
MSCI, Inc.	2,134	900,100
nCino, Inc†	2,506	85,480
New Relic, Inc.†	822	47,166

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Nutanix, Inc., Class A†	1,747	$ 36,390
Palantir Technologies, Inc., Class A†	28,339	230,396
Paychex, Inc.	9,755	1,094,609
Paycom Software, Inc.†	6,968	2,299,370
Paycor HCM, Inc.†	2,900	85,724
Pegasystems, Inc.	648	20,827
Playtika Holding Corp.†	1,480	13,897
Procore Technologies, Inc.†	1,803	89,212
PTC, Inc.†	3,740	391,204
Qualtrics International, Inc., Class A†	4,001	40,730
RingCentral, Inc., Class A†	12,228	488,631
ROBLOX Corp., Class A†	6,897	247,189
SentinelOne, Inc., Class A†	4,755	121,538
Signify Health, Inc., Class A†	61	1,778
Smartsheet, Inc., Class A†	1,965	67,517
Snowflake, Inc., Class A†	400	67,984
Splunk, Inc.†	2,522	189,654
SS&C Technologies Holdings, Inc.	1,508	72,007
Synopsys, Inc.†	4,674	1,427,954
Take-Two Interactive Software, Inc.†	7,305	796,245
Tanium Class B(1)(2)	1,910	14,688
Teradata Corp.†	869	26,991
Twilio, Inc., Class A†	1,276	88,223
Tyler Technologies, Inc.†	1,382	480,245
UiPath, Inc., Class A†	538	6,784
Unity Software, Inc.†	2,196	69,965
Veeva Systems, Inc., Class A†	13,884	2,289,194
Workday, Inc., Class A†	7,885	1,200,255
Workiva, Inc.†	850	66,130
Zoom Video Communications, Inc., Class A†	1,994	146,738
ZoomInfo Technologies, Inc.†	29,909	1,246,009
		23,755,773
Telecommunications — 2.1%
Arista Networks, Inc.†	24,351	2,748,985
Corning, Inc.	698	20,256
Motorola Solutions, Inc.	800	179,176
Switch, Inc., Class A	1,358	45,751
Ubiquiti, Inc.	27	7,926
		3,002,094
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	9,737	184,419
Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	515	49,600
Expeditors International of Washington, Inc.	1,739	153,571
JB Hunt Transport Services, Inc.	2,814	440,166
Landstar System, Inc.	1,030	148,701
Old Dominion Freight Line, Inc.	3,400	845,818
XPO Logistics, Inc.†	122	5,431
		1,643,287
Total Common Stocks (cost $152,240,997)		141,802,430
CONVERTIBLE PREFERRED STOCKS — 0.6%
Advertising — 0.0%
Zeenk, Inc., Series B(1)(2)	6,300	0
Computer Data Security — 0.1%
Snyk, Ltd. Series F(1)(2)	7,125	81,011
Security Description	Shares or Principal Amount	Value

Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	$ 1,910
Enterprise Software / Services — 0.0%
Socure, Inc. Series A(1)(2)	1,118	13,662
Socure, Inc. Series A1(1)(2)	918	11,218
Socure, Inc. Series B(1)(2)	17	208
Socure, Inc. Series E(1)(2)	2,127	25,992
		51,080
Internet — 0.1%
DataRobot, Inc. Series G(1)(2)	2,952	15,498
Rappi, Inc. Series E(1)(2)	1,959	100,947
		116,445
Software — 0.4%
Databricks, Inc. Series F(1)(2)	5,040	278,678
Databricks, Inc. Series G(1)(2)	486	26,873
Databricks, Inc. Series H(1)(2)	1,092	60,380
Tanium, Inc. Series G(1)(2)	32,619	250,840
		616,771
Total Convertible Preferred Stocks (cost $782,440)		867,217
UNAFFILIATED INVESTMENT COMPANIES — 1.7%
iShares Russell Midcap Growth Index Fund (cost $2,623,949)	31,564	2,475,565
WARRANTS — 0.0%
Advertising — 0.0%
Zeenk, Inc. Expires 06/18/2028†(1)(2) (cost $0)	14,858	0
Total Long-Term Investment Securities (cost $155,647,386)		145,145,212
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
0.36%, 12/29/2022(3)	$100,000	99,227
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%(4)	64,803	64,803
T. Rowe Price Government Reserve Fund 3.07%(4)	100	100
		64,903
Total Short-Term Investments (cost $164,815)		164,130
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(5)	205,000	205,000

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
Barclays Capital, Inc. Joint Repurchase Agreement(5)	$195,000	$ 195,000
BNP Paribas SA Joint Repurchase Agreement(5)	195,000	195,000
Deutsche Bank AG Joint Repurchase Agreement(5)	225,000	225,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	205,000	205,000
Total Repurchase Agreements (cost $1,025,000)		1,025,000
TOTAL INVESTMENTS (cost $156,837,201)(6)	100.2%	146,334,342
Other assets less liabilities	(0.2)	(363,017)
NET ASSETS	100.0%	$145,971,325
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	15	$25,562
	11/04/2021	26	44,324
		41	69,886	$ 39,153	$ 954.95	0.03%
Databricks, Inc.
	07/24/2020	1,404	22,481
	08/28/2020	663	10,608
		2,067	33,089	114,291	55.29	0.07
Magic Leap, Inc., Class A	12/28/2015	9	114,566	108	12.00	0.00
Snyk, Ltd.	06/25/2021	4,274	61,309	48,595	11.37	0.03
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Socure, Inc.	12/22/2021	920	$14,783	$ 11,242	$ 12.22	0.01%
Tanium Class B	09/24/2020	1,910	21,765	14,688	7.69	0.01
Venture Global LNG, Inc. Series B	03/08/2018	3	9,060	44,386	14,795.24	0.03
Venture Global LNG, Inc.
Series C	10/16/2017	39	147,069
	03/08/2018	3	9,060
		42	156,129	621,400	14,795.24	0.43
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	1,910	954.95	0.00
Databricks, Inc. Series F	10/22/2019	5,040	72,153	278,678	55.29	0.19
Databricks, Inc. Series G	02/01/2021	486	28,734	26,873	55.29	0.02
Databricks, Inc. Series H	08/31/2021	1,092	80,245	60,380	55.29	0.04
DataRobot, Inc. Series G	06/11/2021	2,952	80,768	15,498	5.25	0.01
Rappi, Inc. Series E	09/08/2020	1,959	117,042	100,947	51.53	0.07
Snyk, Ltd. Series F	08/26/2015	7,125	102,205	81,011	11.37	0.06
Socure, Inc. Series A	12/22/2021	1,118	17,965	13,662	12.22	0.01
Socure, Inc. Series A1	12/22/2021	918	14,751	11,218	12.22	0.01
Socure, Inc. Series B	12/22/2021	17	273	208	12.24	0.00
Socure, Inc. Series E	10/27/2021	2,127	34,178	25,992	12.22	0.02
Tanium, Inc. Series G	08/26/2015	32,619	161,930	250,840	7.69	0.17
Zeenk, Inc., Series B	03/16/2015	6,300	68,786	0	0.00	0.00
Warrants
Zeenk, Inc. Expires 06/18/2028	12/14/2021	14,858	0	0	0.00	0.00
				$1,761,080		1.21%
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	The rate shown is the 7-day yield as of September 30, 2022.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	S&P Mid Cap 400 E-Mini Index	December 2022	$250,551	$220,820	$(29,731)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Data Security	$ —	$ —	$ 48,595	$ 48,595
Computer Graphics	—	—	39,153	39,153
Enterprise Software / Services	—	—	11,242	11,242
Oil & Gas	3,563,888	—	665,786	4,229,674
Software	23,626,686	—	129,087	23,755,773
Other Industries	113,717,993	—	—	113,717,993
Convertible Preferred Stocks	—	—	867,217	867,217
Unaffiliated Investment Companies	2,475,565	—	—	2,475,565
Warrants	—	—	0	0
Short-Term Investments:
U.S. Government	—	99,227	—	99,227
Other Short-Term Investments	64,903	—	—	64,903
Repurchase Agreements	—	1,025,000	—	1,025,000
Total Investments at Value	$143,449,035	$1,124,227	$1,761,080	$146,334,342
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 29,731	$ —	$ —	$ 29,731
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Warrants
Balance as of March 31, 2022	$531,823	$1,011,669	$0
Accrued Discounts	-	-	-
Accrued Premiums	-	-	-
Realized Gain	-	-	-
Realized Loss	-	-	-
Change in unrealized appreciation (1)	$398,028	$ -	-
Change in unrealized depreciation (1)	(35,988)	(144,452)	-
Net Purchases	-	-	-
Net Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of September 30, 2022	$893,863	$ 867,217	$0
(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2022 includes:
Common Stocks	Convertible Preferred Securities	Warrants
$362,040	$(144,452)	$—
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2022.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$39,153	Market Approach	Primary Transaction Price*	$1,704.1600
			Sales Multiple*	12.6x
			Gross Profit Multiple*	16.5x
			Discount for Lack of Marketability	10.0%
	$114,291	Market Approach	Primary Transaction Price*	$73.4800
			Sales Multiple*	13.65x
			Gross Profit Multiple*	18.65x
			Discount for Lack of Marketability	10.0%
	$48,595	Market Approach	Primary Transaction Price*	$14.3445
			Sales Multiple*	12.6x
			Gross Profit Multiple*	16.4x
			Discount for Lack of Marketability	10.0%
	$11,242	Market Approach	Primary Transaction Price*	$16.0700
			Sales Multiple*	12.75x
			Gross Profit Multiple*	16.4x
			Discount for Lack of Marketability	10.0%
	$14,688	Market Approach	Primary Transaction Price*	$11.3952
			Sales Multiple*	8.1x
			Gross Profit Multiple*	10.5x
			Discount for Lack of Marketability	10.0%
	$665,786	Market Approach	EBITDA Multiple*	12.05x
			Discount for Lack of Marketability	10.0%
	$108	Market Approach &	Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
Convertible Preferred Securities	$1,910	Market Approach	Primary Transaction Price*	$1,704.1600
			Sales Multiple*	12.6x
			Gross Profit Multiple*	16.5x
			Discount for Lack of Marketability	10.0%
	$365,931	Market Approach	Primary Transaction Price*	$73.4800
			Sales Multiple*	13.65x
			Gross Profit Multiple*	18.65x
			Discount for Lack of Marketability	10.0%
	$100,947	Market Approach	Primary Transaction Price*	$64.4231
			Sales Multiple*	4.05x
			Gross Merchandise Volume Multiple*	0.6x
			Discount for Lack of Marketability	10.0%
	$81,011	Market Approach	Primary Transaction Price*	$14.3445
			Sales Multiple*	12.6x
			Gross Profit Multiple*	16.4x
			Discount for Lack of Marketability	10.0%
	$51,080	Market Approach	Primary Transaction Price*	$16.0700
			Sales Multiple*	12.75x
			Gross Profit Multiple*	16.4x
			Discount for Lack of Marketability	10.0%
	$250,840	Market Approach	Primary Transaction Price*	$11.3952
			Sales Multiple*	8.1x
			Gross Profit Multiple*	10.5x
			Discount for Lack of Marketability	10.0%
	$15,498	Market Approach	Sales Multiple*	5.8x
			Discount for Lack of Marketability	10.0%
	$0	Income	Estimated Future Cash Distribution*	$0.00
Warrants	$0	Income	Estimated Future Cash Distribution*	$0.00

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

(1) The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from nonpublic financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement,while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO PROFILE — September 30, 2022 — (unaudited)

Industry Allocation*
REITS	7.9%
Insurance	7.8
Electric	6.8
Banks	6.7
Food	3.6
Healthcare-Products	3.3
Oil & Gas	3.1
Diversified Financial Services	3.1
Healthcare-Services	2.8
Building Materials	2.6
Commercial Services	2.6
Retail	2.5
Chemicals	2.4
Computers	2.3
Media	2.2
Miscellaneous Manufacturing	2.0
Mining	1.9
Electronics	1.9
Oil & Gas Services	1.9
Pharmaceuticals	1.8
Packaging & Containers	1.8
Machinery-Diversified	1.7
Auto Manufacturers	1.6
Biotechnology	1.5
Telecommunications	1.5
Semiconductors	1.5
Software	1.4
Aerospace/Defense	1.4
Short-Term Investments	1.4
Pipelines	1.3
Transportation	1.3
Apparel	1.2
Hand/Machine Tools	1.0
Beverages	1.0
Internet	0.8
Airlines	0.7
Environmental Control	0.6
Distribution/Wholesale	0.6
Household Products/Wares	0.6
Home Builders	0.6
Auto Parts & Equipment	0.5
Food Service	0.5
Entertainment	0.5
Leisure Time	0.4
Agriculture	0.4
Lodging	0.4
Investment Companies	0.4
Housewares	0.4
Iron/Steel	0.4
Gas	0.3
Office/Business Equipment	0.3
Repurchase Agreements	0.3
Toys/Games/Hobbies	0.2
Electrical Components & Equipment	0.2
Unaffiliated Investment Companies	0.2
Water	0.2
Private Equity	0.2
Engineering & Construction	0.2
Real Estate	0.2
Energy-Alternate Sources	0.1
Advertising	0.1
Home Furnishings	0.1

Forest Products & Paper	0.1%
Machinery-Construction & Mining	0.1
99.4%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	4,124	$ 105,575
Omnicom Group, Inc.	2,135	134,697
		240,272
Aerospace/Defense — 1.4%
Curtiss-Wright Corp.	402	55,942
HEICO Corp.	30	4,319
HEICO Corp., Class A	52	5,960
Hexcel Corp.	879	45,462
Howmet Aerospace, Inc.	19,107	590,979
L3Harris Technologies, Inc.	2,807	583,379
Mercury Systems, Inc.†	597	24,238
Rolls-Royce Holdings PLC†	611,904	470,246
Spirit AeroSystems Holdings, Inc., Class A	21,056	461,548
Teledyne Technologies, Inc.†	486	164,010
TransDigm Group, Inc.	330	173,191
		2,579,274
Agriculture — 0.4%
Bunge, Ltd.	8,290	684,505
Darling Ingredients, Inc.†	1,563	103,393
		787,898
Airlines — 0.7%
Alaska Air Group, Inc.†	7,093	277,691
American Airlines Group, Inc.†	6,775	81,571
Copa Holdings SA, Class A†	301	20,170
Delta Air Lines, Inc.†	10,108	283,630
JetBlue Airways Corp.†	3,364	22,303
Southwest Airlines Co.†	16,313	503,093
United Airlines Holdings, Inc.†	3,422	111,318
		1,299,776
Apparel — 1.2%
adidas AG	1,004	116,515
Capri Holdings, Ltd.†	1,412	54,277
Carter's, Inc.	400	26,212
Columbia Sportswear Co.	378	25,439
Deckers Outdoor Corp.†	32	10,004
Hanesbrands, Inc.	3,656	25,446
PVH Corp.	3,952	177,050
Ralph Lauren Corp.	10,899	925,652
Skechers U.S.A., Inc., Class A†	13,263	420,702
Tapestry, Inc.	2,286	64,991
Under Armour, Inc., Class A†	1,976	13,140
Under Armour, Inc., Class C†	2,097	12,498
Urban Outfitters, Inc.†	9,691	190,428
VF Corp.	3,667	109,680
		2,172,034
Auto Manufacturers — 1.6%
Cummins, Inc.	1,479	300,991
General Motors Co.	17,900	574,411
Lucid Group, Inc.†	340	4,750
PACCAR, Inc.	22,325	1,868,379
Rivian Automotive, Inc., Class A†	5,452	179,426
		2,927,957
Auto Parts & Equipment — 0.5%
Allison Transmission Holdings, Inc.	212	7,157
Aptiv PLC†	5,457	426,792
BorgWarner, Inc.	2,476	77,746
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Gentex Corp.	2,464	$ 58,742
Lear Corp.	3,517	420,950
QuantumScape Corp.†	2,652	22,303
		1,013,690
Banks — 6.7%
Bank of Hawaii Corp.	415	31,590
Bank of New York Mellon Corp.	7,708	296,912
Bank OZK	1,173	46,404
BOK Financial Corp.	308	27,369
Citizens Financial Group, Inc.	5,123	176,026
Comerica, Inc.	7,245	515,119
Commerce Bancshares, Inc.	1,149	76,018
Cullen/Frost Bankers, Inc.	612	80,919
East West Bancorp, Inc.	6,585	442,117
Fifth Third Bancorp	45,556	1,455,970
First Citizens BancShares, Inc., Class A	96	76,553
First Hawaiian, Inc.	1,340	33,004
First Horizon Corp.	5,551	127,118
First Republic Bank	1,908	249,089
FNB Corp.	3,660	42,456
Huntington Bancshares, Inc.	15,056	198,438
KeyCorp	36,138	578,931
M&T Bank Corp.	1,835	323,547
Northern Trust Corp.	7,023	600,888
PacWest Bancorp	1,219	27,549
Pinnacle Financial Partners, Inc.	786	63,745
Popular, Inc.	9,692	698,405
Prosperity Bancshares, Inc.	6,376	425,152
Regions Financial Corp.	9,806	196,806
Signature Bank	5,806	876,706
State Street Corp.	28,976	1,762,031
SVB Financial Group†	1,038	348,540
Synovus Financial Corp.	1,510	56,640
Umpqua Holdings Corp.	28,945	494,670
Webster Financial Corp.	18,100	818,120
Westamerica BanCorp	6,488	339,258
Western Alliance Bancorp	430	28,268
Wintrust Financial Corp.	2,965	241,796
Zions Bancorp NA	13,542	688,746
		12,444,900
Beverages — 1.0%
Boston Beer Co., Inc., Class A†	5	1,618
Brown-Forman Corp., Class A	197	13,309
Brown-Forman Corp., Class B	793	52,790
Carlsberg A/S, Class B	5,090	593,899
Coca-Cola Europacific Partners PLC	7,993	340,662
Constellation Brands, Inc., Class A	1,030	236,570
Molson Coors Beverage Co., Class B	1,836	88,110
Monster Beverage Corp.†	5,100	443,496
		1,770,454
Biotechnology — 1.5%
Biogen, Inc.†	1,530	408,510
BioMarin Pharmaceutical, Inc.†	1,936	164,115
Bio-Rad Laboratories, Inc., Class A†	224	93,439
Certara, Inc.†	432	5,737
Corteva, Inc.	27,811	1,589,399
Exelixis, Inc.†	444	6,962
Horizon Therapeutics PLC†	165	10,212
Incyte Corp.†	258	17,193
Ionis Pharmaceuticals, Inc.†	120	5,308

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Maravai LifeSciences Holdings, Inc., Class A†	7,761	$ 198,138
Mirati Therapeutics, Inc.†	451	31,498
Royalty Pharma PLC, Class A	3,851	154,733
Ultragenyx Pharmaceutical, Inc.†	155	6,418
United Therapeutics Corp.†	468	97,990
		2,789,652
Building Materials — 2.6%
Armstrong World Industries, Inc.	204	16,163
AZEK Co., Inc.†	1,167	19,396
Builders FirstSource, Inc.†	5,163	304,204
Carrier Global Corp.	8,895	316,306
Eagle Materials, Inc.	67	7,181
Fortune Brands Home & Security, Inc.	5,994	321,818
Hayward Holdings, Inc.†	722	6,404
Johnson Controls International PLC	14,407	709,112
Lennox International, Inc.	335	74,594
Louisiana-Pacific Corp.	694	35,526
Martin Marietta Materials, Inc.	595	191,644
Masco Corp.	11,619	542,491
MDU Resources Group, Inc.	2,119	57,955
Mohawk Industries, Inc.†	6,073	553,797
Owens Corning	1,016	79,868
Summit Materials, Inc., Class A†	28,387	680,152
Vulcan Materials Co.	5,860	924,181
		4,840,792
Chemicals — 2.4%
Albemarle Corp.	596	157,606
Ashland, Inc.	5,633	534,966
Axalta Coating Systems, Ltd.†	21,131	445,019
Celanese Corp.	4,853	438,420
Chemours Co.	643	15,850
DuPont de Nemours, Inc.	14,562	733,925
Eastman Chemical Co.	8,084	574,368
Element Solutions, Inc.	2,396	38,983
FMC Corp.	869	91,853
Huntsman Corp.	2,005	49,203
International Flavors & Fragrances, Inc.	5,448	494,842
LyondellBasell Industries NV, Class A	2,696	202,955
Mosaic Co.	3,173	153,351
NewMarket Corp.	62	18,651
Olin Corp.	1,403	60,161
PPG Industries, Inc.	3,155	349,227
RPM International, Inc.	1,270	105,804
Westlake Corp.	346	30,060
		4,495,244
Commercial Services — 2.6%
ADT, Inc.	2,192	16,418
Affirm Holdings, Inc.†	1,862	34,931
AMERCO	94	47,867
Ashtead Group PLC	7,361	328,638
Avis Budget Group, Inc.†	312	46,320
Bright Horizons Family Solutions, Inc.†	4,933	284,387
Cintas Corp.	61	23,680
Clarivate PLC†	4,951	46,490
CoStar Group, Inc.†	3,533	246,073
Driven Brands Holdings, Inc.†	545	15,249
Dun & Bradstreet Holdings, Inc.	20,769	257,328
Element Fleet Management Corp.	29,581	349,057
Equifax, Inc.	638	109,372
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Euronet Worldwide, Inc.†	123	$ 9,318
FTI Consulting, Inc.†	205	33,971
Global Payments, Inc.	10,595	1,144,790
Grand Canyon Education, Inc.†	2,533	208,339
GXO Logistics, Inc.†	987	34,604
H&R Block, Inc.	291	12,379
Hertz Global Holdings, Inc.†	2,137	34,790
ManpowerGroup, Inc.	539	34,868
Mister Car Wash, Inc.†	229	1,965
Morningstar, Inc.	25	5,308
Nielsen Holdings PLC	3,757	104,144
Quanta Services, Inc.	3,584	456,566
Robert Half International, Inc.	133	10,175
Rollins, Inc.	180	6,242
SEACOR Marine Holdings, Inc.†	16,180	90,932
Service Corp. International	1,619	93,481
Strategic Education, Inc.	6,463	396,893
Terminix Global Holdings, Inc.†	1,275	48,820
TransUnion	539	32,065
United Rentals, Inc.†	396	106,968
WEX, Inc.†	128	16,248
WillScot Mobile Mini Holdings Corp.†	1,021	41,177
		4,729,853
Computers — 2.3%
Amdocs, Ltd.	9,228	733,165
CACI International, Inc., Class A†	243	63,438
Check Point Software Technologies, Ltd.†	2,065	231,321
Dell Technologies, Inc., Class C	2,302	78,659
DXC Technology Co.†	2,413	59,070
Genpact, Ltd.	894	39,130
Hewlett Packard Enterprise Co.	13,627	163,252
HP, Inc.	5,873	146,355
KBR, Inc.	17,851	771,520
Kyndryl Holdings, Inc.†	2,122	17,549
Leidos Holdings, Inc.	8,125	710,694
Lumentum Holdings, Inc.†	723	49,576
NCR Corp.†	1,264	24,029
Science Applications International Corp.	584	51,643
Seagate Technology Holdings PLC	3,915	208,395
Western Digital Corp.†	27,389	891,512
		4,239,308
Cosmetics/Personal Care — 0.0%
Coty, Inc., Class A†	3,637	22,986
Distribution/Wholesale — 0.6%
Core & Main, Inc., Class A†	492	11,188
IAA, Inc.†	240	7,644
LKQ Corp.	19,175	904,101
SiteOne Landscape Supply, Inc.†	183	19,058
Univar Solutions, Inc.†	6,428	146,173
Watsco, Inc.	163	41,966
WESCO International, Inc.†	220	26,263
		1,156,393
Diversified Financial Services — 3.1%
Affiliated Managers Group, Inc.	398	44,516
Air Lease Corp.	1,090	33,801
Ally Financial, Inc.	3,234	90,002
Ameriprise Financial, Inc.	410	103,300
Apollo Global Management, Inc.	9,718	451,887
Cboe Global Markets, Inc.	4,762	558,916

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Coinbase Global, Inc., Class A†	1,656	$ 106,795
Credit Acceptance Corp.†	63	27,594
Discover Financial Services	5,836	530,609
Evercore, Inc., Class A	751	61,770
Franklin Resources, Inc.	2,993	64,409
Interactive Brokers Group, Inc., Class A	974	62,248
Invesco, Ltd.	19,147	262,314
Janus Henderson Group PLC	1,427	28,982
Jefferies Financial Group, Inc.	2,133	62,924
Lazard, Ltd., Class A	10,700	340,581
Nasdaq, Inc.	3,607	204,445
OneMain Holdings, Inc.	10,018	295,731
Raymond James Financial, Inc.	9,019	891,258
Rocket Cos., Inc., Class A	525	3,318
SEI Investments Co.	1,079	52,925
SLM Corp.	41,315	577,997
SoFi Technologies, Inc.†	8,339	40,694
Stifel Financial Corp.	1,084	56,270
Synchrony Financial	5,037	141,993
T. Rowe Price Group, Inc.	2,348	246,564
TPG, Inc.	9,645	268,517
Tradeweb Markets, Inc., Class A	416	23,471
Upstart Holdings, Inc.†	598	12,432
UWM Holdings Corp.	89	261
Virtu Financial, Inc., Class A	1,022	21,227
Western Union Co.	2,680	36,180
		5,703,931
Electric — 6.8%
AES Corp.	32,791	741,077
Alliant Energy Corp.	2,630	139,364
Ameren Corp.	2,700	217,485
Avangrid, Inc.	743	30,983
Brookfield Renewable Corp., Class A	1,339	43,758
CenterPoint Energy, Inc.	35,474	999,657
CMS Energy Corp.	12,228	712,159
Consolidated Edison, Inc.	3,724	319,370
Constellation Energy Corp.	3,426	285,009
DTE Energy Co.	2,024	232,861
Edison International	9,870	558,445
Entergy Corp.	2,130	214,342
Evergy, Inc.	2,332	138,521
Eversource Energy	9,610	749,196
FirstEnergy Corp.	40,134	1,484,958
Hawaiian Electric Industries, Inc.	1,141	39,547
IDACORP, Inc.	528	52,277
NRG Energy, Inc.	2,475	94,718
OGE Energy Corp.	2,095	76,384
PG&E Corp.†	209,120	2,614,000
Pinnacle West Capital Corp.	8,173	527,240
PPL Corp.	7,733	196,031
Public Service Enterprise Group, Inc.	15,647	879,831
Sempra Energy	3,702	555,078
Vistra Corp.	1,824	38,304
WEC Energy Group, Inc.	3,311	296,103
Xcel Energy, Inc.	5,723	366,272
		12,602,970
Electrical Components & Equipment — 0.2%
Acuity Brands, Inc.	342	53,855
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
AMETEK, Inc.	2,418	$ 274,225
Littelfuse, Inc.	254	50,467
		378,547
Electronics — 1.9%
Agilent Technologies, Inc.	3,288	399,656
Allegion PLC	191	17,129
Amphenol Corp., Class A	1,512	101,244
Arrow Electronics, Inc.†	637	58,725
Avnet, Inc.	987	35,651
Coherent Corp.†	1,127	39,276
Flex, Ltd.†	21,343	355,574
Fortive Corp.	3,764	219,441
Garmin, Ltd.	1,617	129,861
Hubbell, Inc.	562	125,326
Jabil, Inc.	259	14,947
Keysight Technologies, Inc.†	139	21,873
National Instruments Corp.	21,570	814,052
nVent Electric PLC	1,733	54,780
Sensata Technologies Holding PLC	11,504	428,869
TD SYNNEX Corp.	447	36,292
TE Connectivity, Ltd.	3,799	419,258
Trimble, Inc.†	2,620	142,187
Vontier Corp.	624	10,427
Woodward, Inc.	617	49,521
		3,474,089
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	1,114	147,349
Plug Power, Inc.†	2,740	57,567
Sunrun, Inc.†	2,154	59,429
		264,345
Engineering & Construction — 0.2%
AECOM	1,297	88,676
Jacobs Solutions, Inc.	1,341	145,485
MasTec, Inc.†	624	39,624
TopBuild Corp.†	53	8,733
		282,518
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A†	5,421	37,784
Caesars Entertainment, Inc.†	676	21,808
International Game Technology PLC	12,350	195,130
Live Nation Entertainment, Inc.†	808	61,440
Madison Square Garden Entertainment Corp.†	5,000	220,450
Madison Square Garden Sports Corp.†	1,739	237,652
Marriott Vacations Worldwide Corp.	402	48,988
Penn Entertainment, Inc.†	1,656	45,556
Six Flags Entertainment Corp.†	390	6,903
Vail Resorts, Inc.	23	4,960
		880,671
Environmental Control — 0.6%
Clean Harbors, Inc.†	535	58,839
GFL Environmental, Inc.	8,938	226,042
Pentair PLC	1,726	70,128
Republic Services, Inc.	5,420	737,337
Stericycle, Inc.†	961	40,468
Tetra Tech, Inc.	329	42,286
		1,175,100

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food — 3.6%
Albertsons Cos., Inc., Class A	20,746	$ 515,746
Campbell Soup Co.	12,279	578,587
Conagra Brands, Inc.	4,938	161,127
Flowers Foods, Inc.	54,873	1,354,814
Grocery Outlet Holding Corp.†	857	28,530
Hershey Co.	204	44,976
Hormel Foods Corp.	3,008	136,684
Ingredion, Inc.	5,989	482,234
J.M. Smucker Co.	4,286	588,939
Kellogg Co.	8,638	601,723
Kroger Co.	6,880	301,000
McCormick & Co., Inc.	2,630	187,440
Performance Food Group Co.†	7,281	312,719
Pilgrim's Pride Corp.†	238	5,479
Post Holdings, Inc.†	574	47,016
Seaboard Corp.	3	10,208
Sysco Corp.	13,613	962,575
Tyson Foods, Inc., Class A	2,989	197,065
US Foods Holding Corp.†	2,117	55,973
		6,572,835
Food Service — 0.5%
Aramark	16,407	511,899
Compass Group PLC	24,366	487,057
		998,956
Forest Products & Paper — 0.1%
International Paper Co.	3,792	120,206
Gas — 0.3%
Atmos Energy Corp.	3,904	397,622
National Fuel Gas Co.	845	52,010
NiSource, Inc.	4,260	107,309
UGI Corp.	2,196	70,997
		627,938
Hand/Machine Tools — 1.0%
MSA Safety, Inc.	238	26,009
Regal Rexnord Corp.	5,801	814,228
Snap-on, Inc.	552	111,145
Stanley Black & Decker, Inc.	12,363	929,821
		1,881,203
Healthcare-Products — 3.3%
10X Genomics, Inc., Class A†	100	2,848
Align Technology, Inc.†	206	42,665
Avantor, Inc.†	454	8,898
Cooper Cos., Inc.	510	134,589
DENTSPLY SIRONA, Inc.	34,234	970,534
Envista Holdings Corp.†	1,707	56,007
Exact Sciences Corp.†	1,502	48,800
Globus Medical, Inc., Class A†	747	44,499
Henry Schein, Inc.†	1,418	93,262
Hologic, Inc.†	12,146	783,660
ICU Medical, Inc.†	172	25,903
Integra LifeSciences Holdings Corp.†	760	32,194
Koninklijke Philips NV	40,358	623,392
Masimo Corp.†	117	16,516
Natera, Inc.†	64	2,804
Patterson Cos., Inc.	20,616	495,196
PerkinElmer, Inc.	4,977	598,882
QIAGEN NV†	2,379	98,205
QuidelOrtho Corp.†	518	37,027
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Repligen Corp.†	167	$ 31,247
STERIS PLC	1,047	174,095
Tandem Diabetes Care, Inc.†	43	2,057
Teleflex, Inc.	492	99,118
Zimmer Biomet Holdings, Inc.	16,372	1,711,693
		6,134,091
Healthcare-Services — 2.8%
Acadia Healthcare Co., Inc.†	934	73,020
agilon health, Inc.†	131	3,068
Amedisys, Inc.†	335	32,425
Catalent, Inc.†	1,219	88,207
Centene Corp.†	8,251	642,010
Charles River Laboratories International, Inc.†	2,635	518,568
Chemed Corp.	99	43,219
Encompass Health Corp.	1,027	46,451
Enhabit, Inc.†	514	7,217
Fresenius SE & Co. KGaA	13,676	292,930
Ginkgo Bioworks Holdings, Inc.†	6,869	21,431
ICON PLC†	2,106	387,041
Laboratory Corp. of America Holdings	2,996	613,611
Molina Healthcare, Inc.†	135	44,528
Oak Street Health, Inc.†	1,222	29,963
Quest Diagnostics, Inc.	1,227	150,541
Select Medical Holdings Corp.	60,964	1,347,304
Signify Health, Inc., Class A†	703	20,493
Syneos Health, Inc.†	4,474	210,949
Teladoc Health, Inc.†	1,523	38,608
Tenet Healthcare Corp.†	1,115	57,512
Universal Health Services, Inc., Class B	4,768	420,442
		5,089,538
Home Builders — 0.6%
D.R. Horton, Inc.	1,592	107,221
Lennar Corp., Class A	2,631	196,141
Lennar Corp., Class B	155	9,224
NVR, Inc.†	9	35,884
PulteGroup, Inc.	1,471	55,162
Thor Industries, Inc.	555	38,839
Toll Brothers, Inc.	14,546	610,932
		1,053,403
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	640	41,696
Leggett & Platt, Inc.	1,396	46,375
Tempur Sealy International, Inc.	1,763	42,559
Whirlpool Corp.	559	75,359
		205,989
Household Products/Wares — 0.6%
Avery Dennison Corp.	2,470	401,869
Church & Dwight Co., Inc.	1,394	99,587
Clorox Co.	221	28,374
Henkel AG & Co. KGaA (Preference Shares)	4,169	249,191
Kimberly-Clark Corp.	2,678	301,382
Reynolds Consumer Products, Inc.	570	14,826
Spectrum Brands Holdings, Inc.	418	16,315
		1,111,544

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Housewares — 0.4%
Newell Brands, Inc.	28,936	$ 401,921
Scotts Miracle-Gro Co.	6,579	281,252
		683,173
Insurance — 7.8%
Aflac, Inc.	6,575	369,515
Alleghany Corp.†	117	98,206
Allstate Corp.	2,827	352,046
American Financial Group, Inc.	706	86,789
Arch Capital Group, Ltd.†	2,508	114,214
Arthur J. Gallagher & Co.	6,804	1,164,981
Assurant, Inc.	4,498	653,425
Assured Guaranty, Ltd.	624	30,233
Axis Capital Holdings, Ltd.	816	40,106
Brighthouse Financial, Inc.†	748	32,478
Brown & Brown, Inc.	16,196	979,534
Cincinnati Financial Corp.	3,935	352,458
CNA Financial Corp.	16,206	598,001
Equitable Holdings, Inc.	27,575	726,601
Erie Indemnity Co., Class A	68	15,117
Everest Re Group, Ltd.	2,505	657,412
Fidelity National Financial, Inc.	2,767	100,165
First American Financial Corp.	1,058	48,774
Globe Life, Inc.	938	93,519
Hanover Insurance Group, Inc.	2,911	373,016
Hartford Financial Services Group, Inc.	21,415	1,326,445
Jackson Financial, Inc., Class A	12,000	333,000
Kemper Corp.	15,122	623,934
Lincoln National Corp.	1,411	61,957
Loews Corp.	18,568	925,429
Markel Corp.†	108	117,096
Marsh & McLennan Cos., Inc.	2,382	355,609
MGIC Investment Corp.	3,165	40,575
Old Republic International Corp.	2,966	62,078
Primerica, Inc.	390	48,146
Principal Financial Group, Inc.	2,588	186,724
Prudential Financial, Inc.	3,938	337,802
Reinsurance Group of America, Inc.	4,166	524,124
RenaissanceRe Holdings, Ltd.	7,298	1,024,566
Unum Group	2,101	81,519
Voya Financial, Inc.	7,644	462,462
White Mountains Insurance Group, Ltd.	30	39,091
Willis Towers Watson PLC	3,952	794,115
WR Berkley Corp.	2,160	139,493
		14,370,755
Internet — 0.8%
DoorDash, Inc., Class A†	302	14,934
eBay, Inc.	5,018	184,713
F5, Inc.†	625	90,456
GoDaddy, Inc., Class A†	1,415	100,295
IAC, Inc.†	816	45,190
Lyft, Inc., Class A†	651	8,574
Match Group, Inc.†	188	8,977
NortonLifeLock, Inc.	3,847	77,479
Okta, Inc.†	1,352	76,888
Open Lending Corp., Class A†	34,201	274,976
Opendoor Technologies, Inc.†	3,501	10,888
Pinterest, Inc., Class A†	4,820	112,306
Robinhood Markets, Inc., Class A†	5,895	59,540
Roku, Inc.†	901	50,816
TripAdvisor, Inc.†	984	21,727
Security Description	Shares or Principal Amount	Value

Internet (continued)
Twitter, Inc.†	579	$ 25,383
VeriSign, Inc.†	880	152,856
Wayfair, Inc., Class A†	299	9,732
Wix.com, Ltd.†	125	9,779
Zillow Group, Inc., Class A†	562	16,090
Zillow Group, Inc., Class C†	1,579	45,175
		1,396,774
Investment Companies — 0.4%
Groupe Bruxelles Lambert NV	5,363	372,679
Main Street Capital Corp.	9,629	323,920
		696,599
Iron/Steel — 0.4%
Cleveland-Cliffs, Inc.†	5,360	72,199
Nucor Corp.	2,745	293,688
Reliance Steel & Aluminum Co.	629	109,704
Steel Dynamics, Inc.	1,816	128,845
United States Steel Corp.	2,466	44,684
		649,120
Leisure Time — 0.4%
Brunswick Corp.	7,800	510,510
Carnival Corp.†	10,042	70,595
Harley-Davidson, Inc.	1,411	49,216
Norwegian Cruise Line Holdings, Ltd.†	4,062	46,144
Peloton Interactive, Inc., Class A†	3,168	21,954
Planet Fitness, Inc., Class A†	233	13,435
Polaris, Inc.	153	14,635
Royal Caribbean Cruises, Ltd.†	2,311	87,587
		814,076
Lodging — 0.4%
Boyd Gaming Corp.	820	39,073
Hilton Worldwide Holdings, Inc.	785	94,687
Hyatt Hotels Corp., Class A†	4,037	326,835
Las Vegas Sands Corp.†	2,176	81,643
MGM Resorts International	3,444	102,356
Travel & Leisure Co.	242	8,257
Wyndham Hotels & Resorts, Inc.	285	17,485
Wynn Resorts, Ltd.†	956	60,257
		730,593
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.	584	29,416
Oshkosh Corp.	689	48,430
Vertiv Holdings Co.	2,681	26,059
		103,905
Machinery-Diversified — 1.7%
AGCO Corp.	565	54,336
Cognex Corp.	126	5,223
Crane Holdings Co.	493	43,157
Dover Corp.	1,509	175,919
Enovis Corp.†	531	24,463
Esab Corp.	532	17,748
Flowserve Corp.	1,366	33,194
Gates Industrial Corp. PLC†	1,132	11,048
Graco, Inc.	553	33,152
IDEX Corp.	655	130,902
Ingersoll Rand, Inc.	13,216	571,724
Middleby Corp.†	2,772	355,287
Nordson Corp.	465	98,706

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Otis Worldwide Corp.	3,898	$ 248,692
Rockwell Automation, Inc.	2,427	522,072
Westinghouse Air Brake Technologies Corp.	9,065	737,438
Xylem, Inc.	1,616	141,174
		3,204,235
Media — 2.2%
Altice USA, Inc., Class A†	13,372	77,959
Cable One, Inc.	24	20,473
DISH Network Corp., Class A†	18,972	262,383
Fox Corp., Class A	6,119	187,731
Fox Corp., Class B	1,494	42,579
Liberty Broadband Corp., Class A†	103	7,684
Liberty Broadband Corp., Class C†	5,133	378,815
Liberty Media Corp. - Liberty Formula One, Series A†	196	10,294
Liberty Media Corp. - Liberty Formula One, Series C†	1,869	109,336
Liberty Media Corp. - Liberty SiriusXM, Series A†	568	21,624
Liberty Media Corp. - Liberty SiriusXM, Series C†	1,172	44,196
New York Times Co., Class A	1,725	49,594
News Corp., Class A	89,626	1,354,249
News Corp., Class B	1,267	19,537
Nexstar Media Group, Inc.	356	59,399
Paramount Global, Class A	96	2,068
Paramount Global, Class B	35,060	667,542
Scholastic Corp.	13,207	406,247
Sirius XM Holdings, Inc.	7,361	42,031
Warner Bros. Discovery, Inc.†	25,906	297,919
		4,061,660
Metal Fabricate/Hardware — 0.0%
Timken Co.	654	38,612
Valmont Industries, Inc.	190	51,038
		89,650
Mining — 1.9%
Alcoa Corp.	1,886	63,483
AngloGold Ashanti, Ltd. ADR	32,793	453,199
Cameco Corp.	37,892	1,004,517
Franco-Nevada Corp.	6,673	797,079
Freeport-McMoRan, Inc.	7,853	214,622
Fresnillo PLC	75,561	645,653
Gold Fields, Ltd. ADR	30,180	244,156
Royal Gold, Inc.	643	60,326
SSR Mining, Inc.	2,224	32,715
		3,515,750
Miscellaneous Manufacturing — 2.0%
A.O. Smith Corp.	1,009	49,017
Alstom SA	15,953	256,527
Axon Enterprise, Inc.†	160	18,520
Carlisle Cos., Inc.	85	23,835
Donaldson Co., Inc.	1,076	52,735
Eaton Corp. PLC	5,295	706,141
ITT, Inc.	5,843	381,782
Parker-Hannifin Corp.	1,038	251,518
Textron, Inc.	22,287	1,298,441
Trane Technologies PLC	5,026	727,815
		3,766,331
Security Description	Shares or Principal Amount	Value

Office/Business Equipment — 0.3%
Zebra Technologies Corp., Class A†	2,093	$ 548,387
Oil & Gas — 3.1%
Antero Resources Corp.†	1,059	32,331
APA Corp.	3,413	116,691
Canadian Natural Resources, Ltd.	6,318	294,229
Chesapeake Energy Corp.	1,270	119,647
Continental Resources, Inc.	93	6,213
Coterra Energy, Inc.	21,811	569,703
Devon Energy Corp.	13,799	829,734
Diamondback Energy, Inc.	5,050	608,323
EQT Corp.	3,866	157,540
Hess Corp.	6,749	735,574
HF Sinclair Corp.	1,529	82,321
Imperial Oil, Ltd.	7,448	322,275
Marathon Oil Corp.	7,086	160,002
Ovintiv, Inc.	772	35,512
PDC Energy, Inc.	460	26,583
Phillips 66	5,049	407,555
Pioneer Natural Resources Co.	3,206	694,195
Range Resources Corp.	914	23,088
Southwestern Energy Co.†	10,845	66,372
Valero Energy Corp.	4,085	436,482
		5,724,370
Oil & Gas Services — 1.9%
Baker Hughes Co.	9,983	209,244
Expro Group Holdings NV†	39,118	498,363
Halliburton Co.	16,461	405,270
NOV, Inc.	28,884	467,343
TechnipFMC PLC†	149,876	1,267,951
Tidewater, Inc.†	26,310	570,927
		3,419,098
Packaging & Containers — 1.8%
Amcor PLC	15,736	168,847
AptarGroup, Inc.	687	65,286
Ardagh Group SA	205	2,480
Ardagh Metal Packaging SA	1,053	5,097
Ball Corp.	9,748	471,023
Berry Global Group, Inc.†	9,491	441,616
Crown Holdings, Inc.	4,858	393,644
Graphic Packaging Holding Co.	28,271	558,070
Packaging Corp. of America	969	108,809
Silgan Holdings, Inc.	882	37,079
Sonoco Products Co.	1,021	57,921
WestRock Co.	30,218	933,434
		3,243,306
Pharmaceuticals — 1.8%
Alkermes PLC†	9,857	220,107
AmerisourceBergen Corp.	4,311	583,408
Cardinal Health, Inc.	19,200	1,280,256
Elanco Animal Health, Inc.†	24,271	301,203
Galapagos NV†	4,689	200,642
Jazz Pharmaceuticals PLC†	639	85,172
Organon & Co.	13,637	319,106
Perrigo Co. PLC	1,409	50,245
Premier, Inc., Class A	1,235	41,916
Viatris, Inc.	35,912	305,970
		3,388,025
Pipelines — 1.3%
Antero Midstream Corp.	3,527	32,378

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines (continued)
Cheniere Energy, Inc.	1,110	$ 184,160
DT Midstream, Inc.	1,017	52,772
Equitrans Midstream Corp.	109,415	818,424
ONEOK, Inc.	4,137	211,980
Plains GP Holdings LP, Class A	31,500	343,665
Targa Resources Corp.	7,162	432,155
Williams Cos., Inc.	12,781	365,920
		2,441,454
Private Equity — 0.2%
Carlyle Group, Inc.	2,172	56,124
KKR & Co., Inc.	6,001	258,043
		314,167
Real Estate — 0.2%
CBRE Group, Inc., Class A†	1,721	116,185
Howard Hughes Corp.†	384	21,270
Jones Lang LaSalle, Inc.†	903	136,416
WeWork, Inc., Class A†	1,363	3,612
		277,483
REITS — 7.9%
AGNC Investment Corp.	5,478	46,125
Alexandria Real Estate Equities, Inc.	1,700	238,323
American Homes 4 Rent, Class A	3,182	104,401
Americold Realty Trust, Inc.	2,819	69,347
Annaly Capital Management, Inc.	4,517	77,516
Apartment Income REIT Corp.	1,484	57,312
Apartment Investment & Management Co., Class A	51,997	379,578
AvalonBay Communities, Inc.	1,465	269,838
Boston Properties, Inc.	3,729	279,563
Brixmor Property Group, Inc.	24,465	451,869
Camden Property Trust	996	118,972
Cousins Properties, Inc.	1,584	36,986
CubeSmart	2,345	93,941
Douglas Emmett, Inc.	1,773	31,790
EastGroup Properties, Inc.	431	62,211
EPR Properties	777	27,863
Equity Commonwealth	28,181	686,489
Equity LifeStyle Properties, Inc.	721	45,308
Equity Residential	8,824	593,149
Essex Property Trust, Inc.	1,411	341,787
Extra Space Storage, Inc.	1,225	211,570
Federal Realty Investment Trust	842	75,881
First Industrial Realty Trust, Inc.	1,382	61,927
Gaming and Leisure Properties, Inc.	2,561	113,299
Healthcare Realty Trust, Inc.	3,977	82,921
Healthpeak Properties, Inc.	5,657	129,659
Highwoods Properties, Inc.	1,090	29,386
Host Hotels & Resorts, Inc.	31,578	501,459
Hudson Pacific Properties, Inc.	1,443	15,801
Invitation Homes, Inc.	6,402	216,196
Iron Mountain, Inc.	760	33,417
JBG SMITH Properties	1,121	20,828
Kilroy Realty Corp.	1,219	51,332
Kimco Realty Corp.	6,336	116,646
Lamar Advertising Co., Class A	109	8,991
Life Storage, Inc.	5,957	659,797
Medical Properties Trust, Inc.	6,230	73,888
Mid-America Apartment Communities, Inc.	4,073	631,600
National Retail Properties, Inc.	1,840	73,342
Security Description	Shares or Principal Amount	Value

REITS (continued)
National Storage Affiliates Trust	890	$ 37,006
Omega Healthcare Investors, Inc.	5,465	161,163
Park Hotels & Resorts, Inc.	2,338	26,326
Rayonier, Inc.	20,238	606,533
Realty Income Corp.	6,485	377,427
Regency Centers Corp.	12,096	651,370
Rexford Industrial Realty, Inc.	6,896	358,592
Rithm Capital Corp.	4,475	32,757
SBA Communications Corp.	1,084	308,561
Simon Property Group, Inc.	2,363	212,079
SL Green Realty Corp.	671	26,947
Spirit Realty Capital, Inc.	9,200	332,672
STAG Industrial, Inc.	5,977	169,926
Starwood Property Trust, Inc.	3,064	55,826
STORE Capital Corp.	2,665	83,495
Sun Communities, Inc.	4,867	658,651
UDR, Inc.	3,396	141,647
Ventas, Inc.	4,189	168,272
VICI Properties, Inc.	32,631	974,035
Vornado Realty Trust	13,951	323,105
Welltower, Inc.	4,868	313,110
Weyerhaeuser Co.	27,864	795,796
WP Carey, Inc.	8,118	566,636
		14,502,240
Retail — 2.5%
Advance Auto Parts, Inc.	590	92,241
AutoNation, Inc.†	399	40,646
AutoZone, Inc.†	19	40,697
Bath & Body Works, Inc.	8,600	280,360
Best Buy Co., Inc.	8,149	516,158
BJ's Wholesale Club Holdings, Inc.†	519	37,788
Burlington Stores, Inc.†	2,494	279,054
CarMax, Inc.†	1,487	98,172
Casey's General Stores, Inc.	389	78,780
Darden Restaurants, Inc.	347	43,833
Dick's Sporting Goods, Inc.	571	59,749
Dollar Tree, Inc.†	5,510	749,911
Domino's Pizza, Inc.	101	31,330
Freshpet, Inc.†	210	10,519
GameStop Corp., Class A†	2,816	70,766
Gap, Inc.	2,075	17,036
Genuine Parts Co.	1,339	199,939
Kohl's Corp.	1,342	33,751
Leslie's, Inc.†	183	2,692
Lithia Motors, Inc.	284	60,932
Macy's, Inc.	2,827	44,299
MSC Industrial Direct Co., Inc., Class A	485	35,313
Nordstrom, Inc.	170	2,844
Ollie's Bargain Outlet Holdings, Inc.†	621	32,044
O'Reilly Automotive, Inc.†	390	274,307
Penske Automotive Group, Inc.	282	27,757
Petco Health & Wellness Co., Inc.†	844	9,419
RH†	130	31,989
Ross Stores, Inc.	6,572	553,822
Victoria's Secret & Co.†	247	7,193
Wendy's Co.	25,460	475,847
Williams-Sonoma, Inc.	150	17,678
Yum! Brands, Inc.	2,659	282,758
		4,539,624

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans — 0.0%
New York Community Bancorp, Inc.	4,832	$ 41,217
TFS Financial Corp.	525	6,825
		48,042
Semiconductors — 1.5%
Azenta, Inc.	777	33,302
Cirrus Logic, Inc.†	584	40,179
GlobalFoundries, Inc.†	504	24,368
IPG Photonics Corp.†	352	29,691
Marvell Technology, Inc.	23,118	991,993
Microchip Technology, Inc.	824	50,289
MKS Instruments, Inc.	601	49,667
NXP Semiconductors NV	3,488	514,515
ON Semiconductor Corp.†	9,664	602,357
Qorvo, Inc.†	1,080	85,763
Skyworks Solutions, Inc.	1,687	143,851
Teradyne, Inc.	153	11,498
Wolfspeed, Inc.†	1,212	125,272
		2,702,745
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	322	71,323
Software — 1.4%
Akamai Technologies, Inc.†	1,643	131,966
ANSYS, Inc.†	432	95,774
Bill.com Holdings, Inc.†	1,024	135,547
Black Knight, Inc.†	6,091	394,270
Broadridge Financial Solutions, Inc.	113	16,308
CCC Intelligent Solutions Holdings, Inc.†	1,085	9,874
Ceridian HCM Holding, Inc.†	1,163	64,988
Change Healthcare, Inc.†	2,555	70,237
Citrix Systems, Inc.	701	72,834
Concentrix Corp.	453	50,568
Coupa Software, Inc.†	350	20,580
Definitive Healthcare Corp.†	168	2,611
DoubleVerify Holdings, Inc.†	86	2,352
Doximity, Inc., Class A†	609	18,404
Dropbox, Inc., Class A†	195	4,040
Electronic Arts, Inc.	5,780	668,804
Guidewire Software, Inc.†	877	54,006
Informatica, Inc., Class A†	316	6,342
Jamf Holding Corp.†	97	2,150
Manhattan Associates, Inc.†	252	33,524
MSCI, Inc.	204	86,045
nCino, Inc†	586	19,988
Nutanix, Inc., Class A†	1,076	22,413
Paycor HCM, Inc.†	495	14,632
Playtika Holding Corp.†	93	873
Procore Technologies, Inc.†	205	10,143
SentinelOne, Inc., Class A†	576	14,723
SS&C Technologies Holdings, Inc.	2,341	111,783
Take-Two Interactive Software, Inc.†	295	32,155
Teradata Corp.†	492	15,282
Twilio, Inc., Class A†	1,119	77,368
Tyler Technologies, Inc.†	55	19,112
UiPath, Inc., Class A†	3,554	44,816
Unity Software, Inc.†	714	22,748
Verint Systems, Inc.†	5,132	172,333
Zoom Video Communications, Inc., Class A†	1,314	96,697
		2,616,290
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.5%
Arista Networks, Inc.†	3,000	$ 338,670
Ciena Corp.†	1,562	63,152
Corning, Inc.	32,462	942,047
Frontier Communications Parent, Inc.†	2,569	60,192
Juniper Networks, Inc.	3,352	87,554
Lumen Technologies, Inc.	10,777	78,457
Motorola Solutions, Inc.	5,123	1,147,398
Switch, Inc., Class A	627	21,124
Ubiquiti, Inc.	45	13,210
ViaSat, Inc.†	754	22,793
		2,774,597
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	1,378	92,905
Mattel, Inc.†	19,355	366,583
		459,488
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	6,972	671,473
Expeditors International of Washington, Inc.	1,182	104,383
JB Hunt Transport Services, Inc.	4,323	676,204
Kirby Corp.†	626	38,042
Knight-Swift Transportation Holdings, Inc.	8,895	435,233
Landstar System, Inc.	41	5,919
Ryder System, Inc.	519	39,179
Schneider National, Inc., Class B	567	11,510
XPO Logistics, Inc.†	7,335	326,554
		2,308,497
Water — 0.2%
American Water Works Co., Inc.	1,909	248,476
Essential Utilities, Inc.	2,427	100,429
		348,905
Total Common Stocks (cost $174,915,943)		179,879,019
PREFERRED STOCKS — 0.0%
Entertainment — 0.0%
AMC Entertainment Holdings, Inc.† (cost $25,660)	5,408	14,656
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
iShares Russell Mid-Cap Value ETF (cost $400,087)	3,890	373,634
Total Long-Term Investment Securities (cost $175,341,690)		180,267,309
SHORT-TERM INVESTMENTS — 1.4%
U.S. Government — 0.1%
United States Treasury Bills
3.09%, 08/10/2023(1)	$ 100,000	96,809
Unaffiliated Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%(2)	674,305	674,305
T. Rowe Price Government Reserve Fund 3.07%(2)	1,720,690	1,720,689
		2,394,994
Total Short-Term Investments (cost $2,492,305)		2,491,803

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.83% dated 09/30/2022, to be repurchased 10/03/2022 in the amount of $499,151 and collateralized by $422,000 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $509,124
(cost $499,117)	$ 499,117	$ 499,117
TOTAL INVESTMENTS (cost $178,333,112)(3)	99.4%	183,258,229
Other assets less liabilities	0.6	1,160,609
NET ASSETS	100.0%	$184,418,838
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of September 30, 2022.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	S&P Mid Cap 400 E-Mini Index	December 2022	$250,551	$220,820	$(29,731)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$ 2,109,028	$ 470,246	$—	$ 2,579,274
Apparel	2,055,519	116,515	—	2,172,034
Beverages	1,176,555	593,899	—	1,770,454
Commercial Services	4,401,215	328,638	—	4,729,853
Food Service	511,899	487,057	—	998,956
Healthcare-Products	5,510,699	623,392	—	6,134,091
Healthcare-Services	4,796,608	292,930	—	5,089,538
Household Products/Wares	862,353	249,191	—	1,111,544
Investment Companies	323,920	372,679	—	696,599
Mining	2,870,097	645,653	—	3,515,750
Miscellaneous Manufacturing	3,509,804	256,527	—	3,766,331
Packaging & Containers	3,240,826	2,480	—	3,243,306
Pharmaceuticals	3,187,383	200,642	—	3,388,025
Other Industries	140,683,264	—	—	140,683,264
Preferred Stocks	14,656	—	—	14,656
Unaffiliated Investment Companies	373,634	—	—	373,634
Short-Term Investments:
U.S. Government	—	96,809	—	96,809
Other Short-Term Investments	2,394,994	—	—	2,394,994
Repurchase Agreements	—	499,117	—	499,117
Total Investments at Value	$178,022,454	$5,235,775	$—	$183,258,229
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 29,731	$ —	$—	$ 29,731
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO PROFILE — September 30, 2022 — (unaudited)

Industry Allocation*
Banks	10.3%
REITS	5.5
Commercial Services	5.3
Healthcare-Products	4.6
Retail	4.0
Pharmaceuticals	3.9
Biotechnology	3.8
Software	3.7
Chemicals	3.4
Insurance	3.4
Oil & Gas	3.3
Semiconductors	2.9
Telecommunications	2.5
Computers	2.3
Miscellaneous Manufacturing	2.0
Engineering & Construction	2.0
Diversified Financial Services	2.0
Electronics	1.9
Building Materials	1.9
Healthcare-Services	1.8
Home Builders	1.6
Internet	1.6
Food	1.4
Metal Fabricate/Hardware	1.4
Savings & Loans	1.4
Gas	1.4
Short-Term Investments	1.2
Machinery-Diversified	1.2
Apparel	1.2
Transportation	1.1
Oil & Gas Services	0.9
Real Estate	0.9
Aerospace/Defense	0.9
Water	0.9
Distribution/Wholesale	0.8
Agriculture	0.8
Entertainment	0.8
Electric	0.8
Auto Parts & Equipment	0.8
Media	0.8
Home Furnishings	0.6
Beverages	0.5
Mining	0.5
Food Service	0.4
Investment Companies	0.4
Iron/Steel	0.4
Coal	0.4
Office Furnishings	0.4
Electrical Components & Equipment	0.3
Environmental Control	0.3
Energy-Alternate Sources	0.3
Advertising	0.3
Household Products/Wares	0.2
Textiles	0.2
Cosmetics/Personal Care	0.2
Machinery-Construction & Mining	0.2
Leisure Time	0.2
Auto Manufacturers	0.2
Packaging & Containers	0.2
Airlines	0.2
Hand/Machine Tools	0.2
Unaffiliated Investment Companies	0.1
Lodging	0.1

Forest Products & Paper	0.1%
Trucking & Leasing	0.1
99.4%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Advertising — 0.3%
Stagwell, Inc.†	65,401	$ 454,537
Aerospace/Defense — 0.9%
AAR Corp.†	2,456	87,974
Aerojet Rocketdyne Holdings, Inc.†	5,520	220,745
AeroVironment, Inc.†	1,825	152,132
Barnes Group, Inc.	3,688	106,509
Hexcel Corp.	15,361	794,471
Kaman Corp.	2,045	57,117
Moog, Inc., Class A	2,114	148,720
National Presto Industries, Inc.	371	24,134
Triumph Group, Inc.†	4,743	40,742
		1,632,544
Agriculture — 0.8%
Andersons, Inc.	6,294	195,303
Darling Ingredients, Inc.†	15,976	1,056,812
Fresh Del Monte Produce, Inc.	2,235	51,941
Universal Corp.	1,796	82,688
Vector Group, Ltd.	9,606	84,629
		1,471,373
Airlines — 0.2%
Allegiant Travel Co.†	1,128	82,321
Hawaiian Holdings, Inc.†	3,752	49,339
SkyWest, Inc.†	8,983	146,064
Sun Country Airlines Holdings, Inc.†	2,377	32,351
		310,075
Apparel — 1.2%
Crocs, Inc.†	4,780	328,195
Deckers Outdoor Corp.†	730	228,205
Kontoor Brands, Inc.	3,599	120,962
Oxford Industries, Inc.	5,699	511,656
Steven Madden, Ltd.	28,158	750,974
Urban Outfitters, Inc.†	4,397	86,401
Wolverine World Wide, Inc.	5,748	88,462
		2,114,855
Auto Manufacturers — 0.2%
Wabash National Corp.	20,055	312,056
Auto Parts & Equipment — 0.8%
American Axle & Manufacturing Holdings, Inc.†	8,363	57,119
Dorman Products, Inc.†	2,065	169,578
Douglas Dynamics, Inc.	2,770	77,615
Gentherm, Inc.†	13,722	682,395
Goodyear Tire & Rubber Co.†	921	9,293
Lear Corp.	580	69,420
Methode Electronics, Inc.	2,683	99,674
Motorcar Parts of America, Inc.†	1,404	21,369
Standard Motor Products, Inc.	1,360	44,200
Titan International, Inc.†	3,714	45,088
XPEL, Inc.†	1,431	92,214
		1,367,965
Banks — 10.3%
1st Source Corp.	1,060	49,078
Ameris Bancorp	4,760	212,820
Atlantic Union Bankshares Corp.	863	26,218
BancFirst Corp.	1,269	113,537
Bancorp, Inc.†	5,709	125,484
Security Description	Shares or Principal Amount	Value

Banks (continued)
BankUnited, Inc.	5,689	$ 194,393
Banner Corp.	5,876	347,154
Business First Bancshares, Inc.	2,100	45,213
Byline Bancorp, Inc.	4,440	89,910
Cadence Bank	4,840	122,984
Cambridge Bancorp	5,303	422,861
Capital City Bank Group, Inc.	1,430	44,487
Capstar Financial Holdings, Inc.	5,150	95,430
Cathay General Bancorp	1,790	68,843
Central Pacific Financial Corp.	7,309	151,223
City Holding Co.	1,085	96,229
Coastal Financial Corp.†	1,090	43,317
Columbia Banking System, Inc.	11,302	326,515
Community Bank System, Inc.	4,763	286,161
ConnectOne Bancorp, Inc.	3,020	69,641
Customers Bancorp, Inc.†	5,487	161,757
CVB Financial Corp.	19,034	481,941
Dime Community Bancshares, Inc.	2,367	69,306
Eagle Bancorp, Inc.	2,342	104,968
Eastern Bankshares, Inc.	24,290	477,056
Enterprise Financial Services Corp.	1,580	69,583
Equity Bancshares, Inc., Class A	1,230	36,445
FB Financial Corp.	2,567	98,085
Financial Institutions, Inc.	440	10,591
First Bancorp	2,605	95,291
First BanCorp/Puerto Rico	73,714	1,008,408
First Bancshares, Inc.	470	14,039
First Citizens BancShares, Inc., Class A	100	79,743
First Commonwealth Financial Corp.	13,977	179,465
First Financial Bancorp	6,927	146,021
First Financial Bankshares, Inc.	1,330	55,634
First Financial Corp.	1,100	49,709
First Hawaiian, Inc.	9,323	229,625
First Internet Bancorp	1,060	35,892
First Interstate BancSystem, Inc., Class A	22,440	905,454
First Merchants Corp.	26,526	1,026,026
Flagstar Bancorp, Inc.	3,894	130,060
Glacier Bancorp, Inc.	1,930	94,821
Hancock Whitney Corp.	3,440	157,586
Hanmi Financial Corp.	2,226	52,712
HarborOne Bancorp, Inc.	1,910	25,632
Heritage Commerce Corp.	5,113	57,981
Heritage Financial Corp.	27,390	725,013
Hilltop Holdings, Inc.	3,347	83,173
Home BancShares, Inc.	8,030	180,755
HomeStreet, Inc.	1,298	37,395
Hope Bancorp, Inc.	9,045	114,329
Independent Bank Corp.	2,030	38,773
Independent Bank Corp. of Rockland Massachusetts	5,608	417,964
Independent Bank Group, Inc.	3,465	212,716
Lakeland Financial Corp.	1,851	134,771
Luther Burbank Corp.	940	10,923
Merchants Bancorp	1,470	33,913
MVB Financial Corp.	190	5,288
National Bank Holdings Corp., Class A	2,886	106,753
NBT Bancorp, Inc.	3,128	118,708
Nicolet Bankshares, Inc.†	160	11,270
OFG Bancorp	9,222	231,749
Old National Bancorp	13,450	221,521
Old Second Bancorp, Inc.	7,920	103,356
Origin Bancorp, Inc.	460	17,696

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Park National Corp.	1,056	$ 131,451
Pathward Financial, Inc.	2,121	69,908
Peapack-Gladstone Financial Corp.	2,370	79,751
Peoples Bancorp, Inc.	670	19,383
Pinnacle Financial Partners, Inc.	1,750	141,925
Popular, Inc.	4,690	337,961
Preferred Bank	995	64,904
Premier Financial Corp.	770	19,789
QCR Holdings, Inc.	760	38,714
Renasant Corp.	4,085	127,779
Republic Bancorp, Inc., Class A	250	9,575
S&T Bancorp, Inc.	2,858	83,768
Sandy Spring Bancorp, Inc.	1,070	37,728
Seacoast Banking Corp. of Florida	29,292	885,497
ServisFirst Bancshares, Inc.	3,568	285,440
Silvergate Capital Corp., Class A†	400	30,140
Simmons First National Corp., Class A	10,778	234,853
SmartFinancial, Inc.	1,029	25,427
South Plains Financial, Inc.	200	5,512
Southside Bancshares, Inc.	2,997	105,974
SouthState Corp.	12,473	986,864
Stellar Bancorp, Inc.	3,279	95,911
Tompkins Financial Corp.	920	66,810
TriCo Bancshares	2,110	94,212
Triumph Bancorp, Inc.†	1,679	91,254
TrustCo Bank Corp.	1,396	43,862
Trustmark Corp.	5,088	155,845
UMB Financial Corp.	1,705	143,714
United Community Banks, Inc.	31,631	1,046,986
Valley National Bancorp	860	9,288
Veritex Holdings, Inc.	8,331	221,521
Walker & Dunlop, Inc.	2,243	187,806
Webster Financial Corp.	680	30,736
Westamerica BanCorp	2,620	137,000
Western Alliance Bancorp	1,590	104,527
Wintrust Financial Corp.	2,200	179,410
		17,922,620
Beverages — 0.5%
MGP Ingredients, Inc.	1,124	119,324
National Beverage Corp.	1,704	65,672
Primo Water Corp.	58,146	729,732
		914,728
Biotechnology — 3.8%
2seventy bio, Inc.†	9,736	141,659
ACADIA Pharmaceuticals, Inc.†	3,310	54,152
Amicus Therapeutics, Inc.†	31,410	327,920
ANI Pharmaceuticals, Inc.†	881	28,315
Arcus Biosciences, Inc.†	3,793	99,225
Arrowhead Pharmaceuticals, Inc.†	3,130	103,446
Atara Biotherapeutics, Inc.†	18,030	68,153
Avid Bioservices, Inc.†	4,514	86,308
Beam Therapeutics, Inc.†	1,860	88,610
Biohaven Pharmaceutical Holding Co., Ltd.†	895	135,297
Bluebird Bio, Inc.†	1,020	6,457
Bridgebio Pharma, Inc.†	1,750	17,395
Cara Therapeutics, Inc.†	3,295	30,841
CTI BioPharma Corp.†	19,444	113,164
Cytokinetics, Inc.†	6,873	332,997
Decibel Therapeutics, Inc.†	102	353
Dynavax Technologies Corp.†	8,587	89,648
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Eiger BioPharmaceuticals, Inc.†	5,580	$ 42,017
Emergent BioSolutions, Inc.†	3,640	76,404
Esperion Therapeutics, Inc.†	740	4,958
Evolus, Inc.†	53,009	426,722
Fate Therapeutics, Inc.†	9,460	211,999
FibroGen, Inc.†	22,766	296,186
Global Blood Therapeutics, Inc.†	1,820	123,942
Innoviva, Inc.†	4,580	53,174
Insmed, Inc.†	820	17,663
Intellia Therapeutics, Inc.†	3,175	177,673
Intercept Pharmaceuticals, Inc.†	9,850	137,407
Intra-Cellular Therapies, Inc.†	10,321	480,236
iTeos Therapeutics, Inc.†	15,612	297,409
Kymera Therapeutics, Inc.†	3,580	77,937
Ligand Pharmaceuticals, Inc.†	2,511	216,222
Myriad Genetics, Inc.†	5,887	112,324
Nektar Therapeutics†	13,682	43,782
NeoGenomics, Inc.†	33,597	289,270
Organogenesis Holdings, Inc.†	5,160	16,718
REGENXBIO, Inc.†	2,746	72,577
Relay Therapeutics, Inc.†	11,490	257,031
Replimune Group, Inc.†	8,000	138,160
REVOLUTION Medicines, Inc.†	6,870	135,476
Sana Biotechnology, Inc.†	91	546
Sutro Biopharma, Inc.†	870	4,828
Syndax Pharmaceuticals, Inc.†	9,385	225,522
TG Therapeutics, Inc.†	10,130	59,970
Travere Therapeutics, Inc.†	8,870	218,557
Tyra Biosciences, Inc.†	13,390	117,698
Vericel Corp.†	3,444	79,901
Vir Biotechnology, Inc.†	5,520	106,426
Xencor, Inc.†	13,918	361,590
		6,604,265
Building Materials — 1.9%
AAON, Inc.	3,066	165,196
American Woodmark Corp.†	1,211	53,115
Apogee Enterprises, Inc.	1,618	61,840
Boise Cascade Co.	4,445	264,300
Eagle Materials, Inc.	6,091	652,834
Gibraltar Industries, Inc.†	12,944	529,798
Griffon Corp.	3,458	102,080
Louisiana-Pacific Corp.	1,080	55,285
PGT Innovations, Inc.†	4,377	91,742
Simpson Manufacturing Co., Inc.	6,068	475,731
SPX Technologies, Inc.†	3,301	182,281
Summit Materials, Inc., Class A†	3,320	79,547
UFP Industries, Inc.	7,739	558,446
		3,272,195
Chemicals — 3.4%
AdvanSix, Inc.	5,255	168,686
American Vanguard Corp.	2,119	39,625
Ashland, Inc.	8,303	788,536
Avient Corp.	3,590	108,777
Balchem Corp.	10,280	1,249,842
Cabot Corp.	3,205	204,767
Ecovyst, Inc.†	2,070	17,471
Element Solutions, Inc.	38,704	629,714
H.B. Fuller Co.	6,311	379,291
Hawkins, Inc.	1,380	53,806
Ingevity Corp.†	2,730	165,520
Innospec, Inc.	1,810	155,063

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Koppers Holdings, Inc.	1,526	$ 31,710
Mativ Holdings, Inc.	16,933	373,881
Minerals Technologies, Inc.	3,245	160,335
Orion Engineered Carbons SA	7,160	95,586
Quaker Chemical Corp.	995	143,658
Rayonier Advanced Materials, Inc.†	4,670	14,711
Rogers Corp.†	1,367	330,650
Stepan Co.	1,547	144,908
Trinseo PLC	2,553	46,771
Tronox Holdings PLC, Class A	4,630	56,718
Unifi, Inc.†	944	8,977
Valvoline, Inc.	26,054	660,208
		6,029,211
Coal — 0.4%
Alpha Metallurgical Resources, Inc.	470	64,315
Arch Resources, Inc.	1,230	145,878
CONSOL Energy, Inc.	3,273	210,520
Peabody Energy Corp.†	2,560	63,539
SunCoke Energy, Inc.	6,088	35,371
Warrior Met Coal, Inc.	3,771	107,247
		626,870
Commercial Services — 5.3%
Aaron's Co., Inc.	2,247	21,841
ABM Industries, Inc.	8,766	335,124
Adtalem Global Education, Inc.†	8,920	325,134
Alarm.com Holdings, Inc.†	3,631	235,507
AMN Healthcare Services, Inc.†	4,219	447,045
Arlo Technologies, Inc.†	6,398	29,687
ASGN, Inc.†	9,221	833,302
Barrett Business Services, Inc.	4,146	323,388
Brink's Co.	860	41,658
Chegg, Inc.†	20,780	437,835
CoreCivic, Inc.†	8,587	75,909
CorVel Corp.†	673	93,163
Coursera, Inc.†	952	10,263
Cross Country Healthcare, Inc.†	2,652	75,237
Custom Truck One Source, Inc.†	54,830	319,659
Deluxe Corp.	3,146	52,381
Ennis, Inc.	1,070	21,539
EVERTEC, Inc.	5,687	178,287
Forrester Research, Inc.†	818	29,456
GEO Group, Inc.†	19,420	149,534
Green Dot Corp., Class A†	3,493	66,297
HealthEquity, Inc.†	1,340	90,008
Heidrick & Struggles International, Inc.	1,901	49,407
Huron Consulting Group, Inc.†	3,750	248,438
Information Services Group, Inc.	27,770	132,185
John Wiley & Sons, Inc., Class A	1,332	50,030
Kelly Services, Inc., Class A	15,355	208,674
Kforce, Inc.	2,800	164,220
Korn Ferry	4,917	230,853
LiveRamp Holdings, Inc.†	39,045	709,057
Marathon Digital Holdings, Inc.†	2,010	21,527
Medifast, Inc.	2,514	272,417
Mister Car Wash, Inc.†	5,769	49,556
Monro, Inc.	2,351	102,174
Perdoceo Education Corp.†	15,927	164,048
PROG Holdings, Inc.†	4,855	72,728
Progyny, Inc.†	21,526	797,754
Rent-A-Center, Inc.	3,890	68,114
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Resources Connection, Inc.	2,321	$ 41,941
Riot Blockchain, Inc.†	13,220	92,672
Sabre Corp.†	60,231	310,190
Strategic Education, Inc.	1,637	100,528
Stride, Inc.†	2,966	124,661
Terminix Global Holdings, Inc.†	20,528	786,017
TriNet Group, Inc.†	670	47,717
TrueBlue, Inc.†	9,426	179,848
Viad Corp.†	1,505	47,528
WW International, Inc.†	3,905	15,347
		9,279,885
Computers — 2.3%
3D Systems Corp.†	9,512	75,906
CACI International, Inc., Class A†	985	257,144
Corsair Gaming, Inc.†	2,797	31,746
Diebold Nixdorf, Inc.†	5,426	13,239
Insight Enterprises, Inc.†	2,679	220,776
Lumentum Holdings, Inc.†	9,306	638,112
NetScout Systems, Inc.†	4,958	155,285
OneSpan, Inc.†	2,573	22,154
Qualys, Inc.†	1,700	236,963
Rapid7, Inc.†	2,855	122,480
Science Applications International Corp.	8,999	795,782
TTEC Holdings, Inc.	1,379	61,103
Unisys Corp.†	4,949	37,365
Varonis Systems, Inc.†	13,740	364,385
WNS Holdings, Ltd. ADR†	11,774	963,584
		3,996,024
Cosmetics/Personal Care — 0.2%
e.l.f. Beauty, Inc.†	3,636	136,786
Edgewell Personal Care Co.	3,784	141,522
Inter Parfums, Inc.	1,303	98,324
		376,632
Distribution/Wholesale — 0.8%
G-III Apparel Group, Ltd.†	5,769	86,246
KAR Auction Services, Inc.†	8,457	94,465
MRC Global, Inc.†	15,390	110,654
Resideo Technologies, Inc.†	10,636	202,722
ScanSource, Inc.†	11,022	291,091
Titan Machinery, Inc.†	2,600	73,476
Univar Solutions, Inc.†	17,031	387,285
Veritiv Corp.†	2,210	216,072
WESCO International, Inc.†	100	11,938
		1,473,949
Diversified Financial Services — 2.0%
AssetMark Financial Holdings, Inc.†	1,840	33,654
B. Riley Financial, Inc.	1,157	51,510
Blucora, Inc.†	12,156	235,097
BrightSphere Investment Group, Inc.	2,360	35,188
Cowen, Inc., Class A	3,800	146,832
Encore Capital Group, Inc.†	4,704	213,938
Enova International, Inc.†	2,337	68,404
EZCORP, Inc., Class A†	3,919	30,215
First Western Financial, Inc.†	200	4,930
Focus Financial Partners, Inc., Class A†	3,020	95,160
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	450	13,468
Houlihan Lokey, Inc.	4,733	356,774
International Money Express, Inc.†	12,330	281,001

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
LendingTree, Inc.†	793	$ 18,921
Mr. Cooper Group, Inc.†	6,236	252,558
Perella Weinberg Partners	61,876	391,675
Piper Sandler Cos.	1,001	104,845
PJT Partners, Inc., Class A	2,775	185,425
PRA Group, Inc.†	2,846	93,520
Radian Group, Inc.	19,470	375,576
Stifel Financial Corp.	1,935	100,446
StoneX Group, Inc.†	1,257	104,256
Victory Capital Holdings, Inc. Class A	2,850	66,433
Virtus Investment Partners, Inc.	674	107,516
WisdomTree Investments, Inc.	8,133	38,062
World Acceptance Corp.†	266	25,754
		3,431,158
Electric — 0.8%
ALLETE, Inc.	600	30,030
Avista Corp.	16,580	614,289
Clearway Energy, Inc., Class A	1,900	55,290
Clearway Energy, Inc., Class C	2,410	76,759
IDACORP, Inc.	1,530	151,485
PNM Resources, Inc.	1,500	68,595
Portland General Electric Co.	6,000	260,760
Unitil Corp.	2,696	125,229
Via Renewables, Inc.	8,890	61,430
		1,443,867
Electrical Components & Equipment — 0.3%
Encore Wire Corp.	3,536	408,549
Insteel Industries, Inc.	1,424	37,779
Powell Industries, Inc.	3,512	74,033
		520,361
Electronics — 1.9%
Advanced Energy Industries, Inc.	2,728	211,175
Atkore, Inc.†	6,280	488,647
Badger Meter, Inc.	2,137	197,437
Benchmark Electronics, Inc.	17,777	440,514
Brady Corp., Class A	3,409	142,258
Comtech Telecommunications Corp.	2,008	20,100
CTS Corp.	2,326	96,878
FARO Technologies, Inc.†	1,335	36,632
Itron, Inc.†	3,296	138,795
Knowles Corp.†	6,691	81,429
Mesa Laboratories, Inc.	3,739	526,563
OSI Systems, Inc.†	7,167	516,454
Plexus Corp.†	2,023	177,134
Sanmina Corp.†	4,220	194,458
TTM Technologies, Inc.†	7,461	98,336
		3,366,810
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	1,885	11,386
Green Plains, Inc.†	6,961	202,356
REX American Resources Corp.†	2,723	76,026
SunPower Corp.†	2,640	60,826
Sunrun, Inc.†	4,890	134,915
		485,509
Engineering & Construction — 2.0%
Arcosa, Inc.	3,530	201,845
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Comfort Systems USA, Inc.	7,792	$ 758,395
EMCOR Group, Inc.	3,725	430,163
Exponent, Inc.	3,732	327,184
Frontdoor, Inc.†	5,949	121,300
Granite Construction, Inc.	3,219	81,730
MasTec, Inc.†	3,850	244,475
MYR Group, Inc.†	5,376	455,509
NV5 Global, Inc.†	908	112,429
Primoris Services Corp.	34,280	557,050
TopBuild Corp.†	1,620	266,944
		3,557,024
Entertainment — 0.8%
Cinemark Holdings, Inc.†	10,134	122,723
Golden Entertainment, Inc.†	1,602	55,894
Lions Gate Entertainment Corp., Class A†	15,980	118,731
Madison Square Garden Entertainment Corp.†	5,866	258,632
Marriott Vacations Worldwide Corp.	1,860	226,660
Monarch Casino & Resort, Inc.†	965	54,175
Red Rock Resorts, Inc., Class A	10,220	350,137
SeaWorld Entertainment, Inc.†	4,080	185,681
Six Flags Entertainment Corp.†	5,400	95,580
		1,468,213
Environmental Control — 0.3%
Harsco Corp.†	5,799	21,688
Heritage-Crystal Clean, Inc.†	1,260	37,258
PureCycle Technologies, Inc.†	15,342	123,810
Tetra Tech, Inc.	2,375	305,259
		488,015
Food — 1.4%
B&G Foods, Inc.	5,232	86,276
Calavo Growers, Inc.	1,295	41,116
Cal-Maine Foods, Inc.	2,771	154,040
Chefs' Warehouse, Inc.†	30,037	870,172
Hain Celestial Group, Inc.†	6,556	110,665
Hostess Brands, Inc.†	9,965	231,586
J&J Snack Foods Corp.	1,093	141,511
John B. Sanfilippo & Son, Inc.	652	49,376
Seneca Foods Corp., Class A†	409	20,630
Simply Good Foods Co.†	6,229	199,266
SpartanNash Co.	3,037	88,134
Sprouts Farmers Market, Inc.†	5,700	158,175
Tootsie Roll Industries, Inc.	1,297	43,164
TreeHouse Foods, Inc.†	3,682	156,190
United Natural Foods, Inc.†	4,256	146,279
		2,496,580
Food Service — 0.4%
Healthcare Services Group, Inc.	7,117	86,044
Sovos Brands, Inc.†	47,766	680,188
		766,232
Forest Products & Paper — 0.1%
Clearwater Paper Corp.†	1,222	45,947
Mercer International, Inc.	2,947	36,248
Sylvamo Corp.	2,416	81,903
		164,098
Gas — 1.4%
Chesapeake Utilities Corp.	6,205	715,995

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
New Jersey Resources Corp.	7,300	$ 282,510
Northwest Natural Holding Co.	4,842	210,046
ONE Gas, Inc.	12,251	862,348
South Jersey Industries, Inc.	8,941	298,808
Southwest Gas Holdings, Inc.	150	10,463
Spire, Inc.	180	11,219
		2,391,389
Hand/Machine Tools — 0.2%
Enerpac Tool Group Corp.	4,245	75,688
Franklin Electric Co., Inc.	2,839	231,975
		307,663
Healthcare-Products — 4.6%
Adaptive Biotechnologies Corp.†	1,210	8,615
Alphatec Holdings, Inc.†	19,740	172,528
AngioDynamics, Inc.†	15,025	307,412
Artivion, Inc.†	2,943	40,731
Avanos Medical, Inc.†	3,394	73,921
Axonics, Inc.†	8,918	628,184
BioLife Solutions, Inc.†	2,488	56,602
Bioventus, Inc., Class A†	5,880	41,160
Cardiovascular Systems, Inc.†	18,288	253,472
CareDx, Inc.†	4,380	74,548
CONMED Corp.	2,224	178,298
Cutera, Inc.†	1,301	59,326
Envista Holdings Corp.†	22,726	745,640
Glaukos Corp.†	3,475	185,009
Haemonetics Corp.†	9,749	721,718
Hanger, Inc.†	2,849	53,333
ICU Medical, Inc.†	6,601	994,111
Inogen, Inc.†	1,669	40,523
Inspire Medical Systems, Inc.†	1,870	331,682
Integer Holdings Corp.†	2,418	150,472
Lantheus Holdings, Inc.†	5,019	352,986
LeMaitre Vascular, Inc.	1,411	71,509
LivaNova PLC†	13,007	660,365
Meridian Bioscience, Inc.†	3,194	100,707
Merit Medical Systems, Inc.†	4,144	234,177
Natera, Inc.†	9,268	406,124
Nevro Corp.†	930	43,338
NuVasive, Inc.†	2,530	110,839
OraSure Technologies, Inc.†	5,302	20,095
Orthofix Medical, Inc.†	1,460	27,901
SeaSpine Holdings Corp.†	7,080	40,214
Shockwave Medical, Inc.†	1,190	330,903
STAAR Surgical Co.†	2,490	175,670
Surmodics, Inc.†	1,022	31,069
Varex Imaging Corp.†	4,883	103,227
ViewRay, Inc.†	24,864	90,505
Zimvie, Inc.†	1,523	15,032
Zynex, Inc.	11,656	105,720
		8,037,666
Healthcare-Services — 1.8%
Addus HomeCare Corp.†	1,174	111,812
Community Health Systems, Inc.†	9,147	19,666
Enhabit, Inc.†	28,793	404,254
Ensign Group, Inc.	4,037	320,941
Fulgent Genetics, Inc.†	4,800	182,976
Joint Corp.†	2,782	43,705
Medpace Holdings, Inc.†	1,405	220,824
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
ModivCare, Inc.†	1,023	$ 101,973
Neuronetics, Inc.†	46,325	147,313
OPKO Health, Inc.†	27,730	52,410
Pediatrix Medical Group, Inc. †	6,159	101,685
Pennant Group, Inc.†	2,050	21,340
RadNet, Inc.†	3,556	72,365
Select Medical Holdings Corp.	7,538	166,590
Syneos Health, Inc.†	12,793	603,190
Tenet Healthcare Corp.†	1,770	91,296
U.S. Physical Therapy, Inc.	6,140	466,763
		3,129,103
Home Builders — 1.6%
Cavco Industries, Inc.†	3,845	791,147
Century Communities, Inc.	2,097	89,710
Green Brick Partners, Inc.†	1,983	42,397
Installed Building Products, Inc.	1,721	139,384
LCI Industries	1,857	188,411
LGI Homes, Inc.†	2,045	166,402
M/I Homes, Inc.†	2,027	73,438
MDC Holdings, Inc.	4,156	113,957
Meritage Homes Corp.†	5,100	358,377
Skyline Champion Corp.†	7,313	386,638
Taylor Morrison Home Corp.†	8,440	196,821
Tri Pointe Homes, Inc.†	10,890	164,548
Winnebago Industries, Inc.	2,478	131,854
		2,843,084
Home Furnishings — 0.6%
Ethan Allen Interiors, Inc.	1,664	35,177
iRobot Corp.†	1,988	111,984
MillerKnoll, Inc.	10,900	170,040
Sleep Number Corp.†	3,184	107,651
Snap One Holdings Corp.†	36,696	372,098
Sonos, Inc.†	14,540	202,106
Universal Electronics, Inc.†	878	17,270
		1,016,326
Household Products/Wares — 0.2%
Central Garden & Pet Co.†	710	25,589
Central Garden & Pet Co., Class A†	4,376	149,484
Helen of Troy, Ltd.†	400	38,576
Quanex Building Products Corp.	2,432	44,165
WD-40 Co.	995	174,861
		432,675
Housewares — 0.0%
Tupperware Brands Corp.†	2,824	18,497
Insurance — 3.4%
Ambac Financial Group, Inc.†	3,283	41,858
American Equity Investment Life Holding Co.	5,563	207,444
AMERISAFE, Inc.	1,408	65,796
Assured Guaranty, Ltd.	4,520	218,994
Axis Capital Holdings, Ltd.	11,973	588,473
Employers Holdings, Inc.	4,293	148,066
Essent Group, Ltd.	7,360	256,643
Genworth Financial, Inc., Class A†	36,775	128,713
HCI Group, Inc.	522	20,462
Horace Mann Educators Corp.	2,986	105,376
James River Group Holdings, Ltd.	17,511	399,426
Kemper Corp.	17,547	723,989
Kinsale Capital Group, Inc.	675	172,408

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Mercury General Corp.	1,940	$ 55,135
MGIC Investment Corp.	6,610	84,740
NMI Holdings, Inc., Class A†	11,534	234,948
Palomar Holdings, Inc.†	1,843	154,296
ProAssurance Corp.	3,940	76,869
Reinsurance Group of America, Inc.	7,290	917,155
RLI Corp.	2,435	249,295
Ryan Specialty Holdings, Inc.†	15,779	640,943
Safety Insurance Group, Inc.	1,076	87,759
Selectquote, Inc.†	9,002	6,571
SiriusPoint, Ltd.†	6,202	30,700
Stewart Information Services Corp.	1,979	86,364
Trupanion, Inc.†	2,558	152,022
United Fire Group, Inc.	1,581	45,422
Universal Insurance Holdings, Inc.	2,018	19,877
		5,919,744
Internet — 1.6%
ANGI, Inc.†	71,090	209,716
Cars.com, Inc.†	4,608	52,992
Cogent Communications Holdings, Inc.	3,115	162,478
ePlus, Inc.†	1,963	81,543
EverQuote, Inc., Class A†	1,130	7,707
HealthStream, Inc.†	1,763	37,481
Liquidity Services, Inc.†	1,974	32,097
OptimizeRx Corp.†	1,316	19,503
Perficient, Inc.†	19,540	1,270,491
Q2 Holdings, Inc.†	2,510	80,822
QuinStreet, Inc.†	15,031	157,826
Shutterstock, Inc.	1,759	88,249
TechTarget, Inc.†	1,982	117,334
Upwork, Inc.†	3,560	48,487
Yelp, Inc.†	12,981	440,186
		2,806,912
Investment Companies — 0.4%
Compass Diversified Holdings	39,673	716,494
Iron/Steel — 0.4%
ATI, Inc.†	11,184	297,606
Carpenter Technology Corp.	3,525	109,769
Commercial Metals Co.	7,170	254,392
Schnitzer Steel Industries, Inc., Class A	1,490	42,405
		704,172
Leisure Time — 0.2%
Acushnet Holdings Corp.	5,210	226,583
Vista Outdoor, Inc.†	4,127	100,369
		326,952
Lodging — 0.1%
Boyd Gaming Corp.	3,980	189,647
Marcus Corp.	1,781	24,738
		214,385
Machinery-Construction & Mining — 0.2%
Argan, Inc.	6,400	205,888
Astec Industries, Inc.	1,669	52,056
Bloom Energy Corp., Class A†	3,310	66,167
Terex Corp.	900	26,766
		350,877
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 1.2%
Alamo Group, Inc.	751	$ 91,825
Albany International Corp., Class A	10,558	832,287
Altra Industrial Motion Corp.	3,850	129,437
Applied Industrial Technologies, Inc.	2,807	288,503
Cactus, Inc., Class A	9,381	360,512
CIRCOR International, Inc.†	1,487	24,521
DXP Enterprises, Inc.†	1,156	27,374
Ichor Holdings, Ltd.†	2,098	50,793
Kadant, Inc.	740	123,439
Lindsay Corp.	802	114,910
Tennant Co.	1,357	76,752
		2,120,353
Media — 0.8%
AMC Networks, Inc., Class A†	6,692	135,848
E.W. Scripps Co., Class A†	4,227	47,638
Gannett Co, Inc.†	10,324	15,796
Gray Television, Inc.	31,374	449,276
Liberty Latin America, Ltd., Class C†	56,000	344,400
Scholastic Corp.	2,206	67,856
Sinclair Broadcast Group, Inc., Class A	7,960	143,996
Thryv Holdings, Inc.†	4,718	107,712
		1,312,522
Metal Fabricate/Hardware — 1.4%
AZZ, Inc.	2,740	100,037
Mueller Industries, Inc.	7,038	418,339
Olympic Steel, Inc.	1,189	27,121
Proto Labs, Inc.†	12,996	473,444
Standex International Corp.	6,475	528,684
TimkenSteel Corp.†	3,004	45,030
Tredegar Corp.	1,836	17,332
Valmont Industries, Inc.	3,167	850,720
		2,460,707
Mining — 0.5%
Arconic Corp.†	12,505	213,085
Century Aluminum Co.†	3,735	19,721
Coeur Mining, Inc.†	6,790	23,222
Compass Minerals International, Inc.	2,494	96,094
Constellium SE†	8,040	81,526
Kaiser Aluminum Corp.	1,164	71,411
Livent Corp.†	13,086	401,086
		906,145
Miscellaneous Manufacturing — 2.0%
EnPro Industries, Inc.	7,659	650,862
ESCO Technologies, Inc.	9,684	711,193
Fabrinet†	4,646	443,461
Federal Signal Corp.	4,426	165,178
Haynes International, Inc.	910	31,959
Hillenbrand, Inc.	9,801	359,893
John Bean Technologies Corp.	2,326	200,036
Materion Corp.	9,285	742,800
Myers Industries, Inc.	2,662	43,843
Park Aerospace Corp.	1,419	15,666
Sturm Ruger & Co., Inc.	1,290	65,519
Trinity Industries, Inc.	5,987	127,822
		3,558,232
Office Furnishings — 0.4%
HNI Corp.	3,018	80,007

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office Furnishings (continued)
Interface, Inc.	51,138	$ 459,731
Steelcase, Inc., Class A	12,590	82,087
		621,825
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	11,806	27,508
Oil & Gas — 3.3%
Antero Resources Corp.†	600	18,318
Callon Petroleum Co.†	3,739	130,902
Chord Energy Corp.	1,163	159,063
Civitas Resources, Inc.	3,787	217,336
CNX Resources Corp.†	5,420	84,173
Delek US Holdings, Inc.	32,317	877,083
Helmerich & Payne, Inc.	7,687	284,188
Laredo Petroleum, Inc.†	1,249	78,500
Magnolia Oil & Gas Corp., Class A	14,300	283,283
Matador Resources Co.	17,395	850,963
Murphy Oil Corp.	8,270	290,856
Nabors Industries, Ltd.†	653	66,247
Ovintiv, Inc.	8,335	383,410
Par Pacific Holdings, Inc.†	4,042	66,329
Patterson-UTI Energy, Inc.	25,660	299,709
PBF Energy, Inc., Class A†	9,543	335,532
PDC Energy, Inc.	4,520	261,211
Permian Resources Corp.†	65,652	446,434
Ranger Oil Corp. Class A	1,446	45,477
SM Energy Co.	11,220	421,984
Talos Energy, Inc.†	4,761	79,271
		5,680,269
Oil & Gas Services — 0.9%
Archrock, Inc.	12,291	78,908
Bristow Group, Inc.†	1,713	40,238
ChampionX Corp.	9,000	176,130
Core Laboratories NV	3,382	45,589
DMC Global, Inc.†	1,354	21,637
Dril-Quip, Inc.†	2,510	48,995
Helix Energy Solutions Group, Inc.†	14,383	55,519
NexTier Oilfield Solutions, Inc.†	13,400	99,160
NOW, Inc.†	41,253	414,593
Oceaneering International, Inc.†	13,460	107,142
Oil States International, Inc.†	9,725	37,830
ProPetro Holding Corp.†	10,599	85,322
RPC, Inc.	6,075	42,100
Select Energy Services, Inc., Class A†	2,770	19,307
Solaris Oilfield Infrastructure, Inc., Class A	32,987	308,758
US Silica Holdings, Inc.†	5,516	60,400
		1,641,628
Packaging & Containers — 0.2%
Greif, Inc., Class A	930	55,400
Matthews International Corp., Class A	2,234	50,064
O-I Glass, Inc.†	15,929	206,281
		311,745
Pharmaceuticals — 3.9%
Aclaris Therapeutics, Inc.†	10,600	166,844
AdaptHealth Corp.†	16,557	310,940
Aerie Pharmaceuticals, Inc.†	30,353	459,241
Alkermes PLC†	4,020	89,767
Amneal Pharmaceuticals, Inc.†	17,310	34,966
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Amphastar Pharmaceuticals, Inc.†	6,171	$ 173,405
Anika Therapeutics, Inc.†	1,066	25,371
Arvinas, Inc.†	4,200	186,858
BellRing Brands, Inc.†	18,590	383,140
Catalyst Pharmaceuticals, Inc.†	48,466	621,819
Coherus Biosciences, Inc.†	30,880	296,757
Collegium Pharmaceutical, Inc.†	2,491	39,906
Corcept Therapeutics, Inc.†	11,639	298,424
Covetrus, Inc.†	7,664	160,024
Eagle Pharmaceuticals, Inc.†	776	20,502
Embecta Corp.	4,220	121,494
Enanta Pharmaceuticals, Inc.†	4,922	255,304
Fulcrum Therapeutics, Inc.†	10,964	88,699
Harmony Biosciences Holdings, Inc.†	2,160	95,666
Herbalife Nutrition, Ltd.†	12,690	252,404
Heron Therapeutics, Inc.†	10,550	44,521
Heska Corp.†	742	54,107
Ironwood Pharmaceuticals, Inc.†	9,733	100,834
Kura Oncology, Inc.†	13,010	177,717
Madrigal Pharmaceuticals, Inc.†	1,510	98,135
Option Care Health, Inc.†	20,180	635,065
Owens & Minor, Inc.	5,567	134,165
Pacira BioSciences, Inc.†	11,959	636,099
Phibro Animal Health Corp., Class A	1,485	19,736
Prestige Consumer Healthcare, Inc.†	3,633	181,032
Protagonist Therapeutics, Inc.†	5,161	43,507
Reata Pharmaceuticals, Inc., Class A†	6,740	169,376
Supernus Pharmaceuticals, Inc.†	3,906	132,218
uniQure NV†	3,002	56,317
USANA Health Sciences, Inc.†	3,788	212,317
Vanda Pharmaceuticals, Inc.†	4,129	40,794
Y-mAbs Therapeutics, Inc.†	240	3,461
		6,820,932
Real Estate — 0.9%
Anywhere Real Estate, Inc.†	16,840	136,572
Cushman & Wakefield PLC†	5,200	59,540
Douglas Elliman, Inc.	4,925	20,192
Kennedy-Wilson Holdings, Inc.	47,040	727,238
Marcus & Millichap, Inc.	1,838	60,250
McGrath RentCorp	6,316	529,660
RE/MAX Holdings, Inc., Class A	1,370	25,907
St. Joe Co.	2,494	79,883
		1,639,242
REITS — 5.5%
Acadia Realty Trust	6,931	87,469
Agree Realty Corp.	9,788	661,473
Alexander & Baldwin, Inc.	9,734	161,390
American Assets Trust, Inc.	4,830	124,228
Apollo Commercial Real Estate Finance, Inc.	9,443	78,377
Apple Hospitality REIT, Inc.	9,520	133,851
Arbor Realty Trust, Inc.	3,800	43,700
Ares Commercial Real Estate Corp.	12,270	128,221
Armada Hoffler Properties, Inc.	4,943	51,308
ARMOUR Residential REIT, Inc.	8,369	40,757
Blackstone Mtg. Trust, Inc., Class A	9,235	215,545
Brandywine Realty Trust	12,526	84,550
Broadstone Net Lease, Inc.	2,260	35,098
CareTrust REIT, Inc.	7,084	128,291
Centerspace	1,812	121,984
Chatham Lodging Trust†	3,563	35,167
Community Healthcare Trust, Inc.	2,844	93,141

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Corporate Office Properties Trust	3,010	$ 69,922
DiamondRock Hospitality Co.	16,999	127,662
Diversified Healthcare Trust	17,458	17,285
Douglas Emmett, Inc.	31,479	564,418
Dynex Capital, Inc.	11,010	128,266
Easterly Government Properties, Inc.	6,630	104,555
Ellington Financial, Inc.	5,779	65,707
Equity Commonwealth	6,100	148,596
Essential Properties Realty Trust, Inc.	12,380	240,791
First Industrial Realty Trust, Inc.	2,255	101,047
Four Corners Property Trust, Inc.	6,957	168,290
Franklin BSP Realty Trust, Inc.	6,116	65,869
Franklin Street Properties Corp.	6,708	17,642
Getty Realty Corp.	5,305	142,651
Gladstone Commercial Corp.	2,200	34,100
Global Medical REIT, Inc.	1,630	13,888
Global Net Lease, Inc.	7,570	80,620
Granite Point Mtg. Trust, Inc.	3,822	24,614
Healthcare Realty Trust, Inc.	8,920	185,982
Hersha Hospitality Trust Class A	2,399	19,144
Highwoods Properties, Inc.	760	20,490
Hudson Pacific Properties, Inc.	9,411	103,050
Independence Realty Trust, Inc.	3,900	65,247
Industrial Logistics Properties Trust	4,777	26,274
Innovative Industrial Properties, Inc.	2,042	180,717
Invesco Mtg. Capital, Inc.	2,411	26,762
iStar, Inc.	6,233	57,718
Kite Realty Group Trust	6,848	117,923
KKR Real Estate Finance Trust, Inc.	16,497	268,076
Ladder Capital Corp.	8,610	77,146
LTC Properties, Inc.	2,957	110,740
LXP Industrial Trust	20,435	187,185
National Storage Affiliates Trust	4,420	183,784
New York Mtg. Trust, Inc.	27,577	64,530
NexPoint Residential Trust, Inc.	1,667	77,032
Office Properties Income Trust	3,538	49,709
Orion Office REIT, Inc.	4,135	36,181
Outfront Media, Inc.	10,659	161,910
Paramount Group, Inc.	4,290	26,727
Pebblebrook Hotel Trust	1,680	24,377
PennyMac Mtg. Investment Trust	6,612	77,889
Phillips Edison & Co., Inc.	2,390	67,039
Physicians Realty Trust	3,640	54,746
Piedmont Office Realty Trust, Inc., Class A	4,350	45,936
Plymouth Industrial REIT, Inc.	1,030	17,314
PotlatchDeltic Corp.	2,040	83,722
Ready Capital Corp.	11,004	111,581
Redwood Trust, Inc.	11,355	65,178
Retail Opportunity Investments Corp.	15,743	216,624
RLJ Lodging Trust	4,250	43,010
RPT Realty	6,218	47,008
Ryman Hospitality Properties, Inc.	1,170	86,100
Sabra Health Care REIT, Inc.	2,000	26,240
Safehold, Inc.	1,271	33,631
Saul Centers, Inc.	941	35,288
Service Properties Trust	12,056	62,571
SITE Centers Corp.	25,845	276,800
STAG Industrial, Inc.	1,800	51,174
Summit Hotel Properties, Inc.	7,804	52,443
Sunstone Hotel Investors, Inc.	15,501	146,019
Security Description	Shares or Principal Amount	Value

REITS (continued)
Tanger Factory Outlet Centers, Inc.	7,620	$ 104,242
Terreno Realty Corp.	11,873	629,150
TPG RE Finance Trust, Inc.	1,990	13,930
Two Harbors Investment Corp.	25,147	83,488
UMH Properties, Inc.	1,020	16,473
Uniti Group, Inc.	17,321	120,381
Universal Health Realty Income Trust	927	40,056
Urban Edge Properties	8,574	114,377
Urstadt Biddle Properties, Inc., Class A	2,202	34,153
Veris Residential, Inc.†	5,785	65,775
Washington Real Estate Investment Trust	6,381	112,050
Whitestone REIT	3,388	28,662
Xenia Hotels & Resorts, Inc.	16,919	233,313
		9,607,540
Retail — 4.0%
Abercrombie & Fitch Co., Class A†	11,433	177,783
Academy Sports & Outdoors, Inc.	12,603	531,594
American Eagle Outfitters, Inc.	11,502	111,914
America's Car-Mart, Inc.†	434	26,483
Asbury Automotive Group, Inc.†	5,936	896,930
Bed Bath & Beyond, Inc.†	7,619	46,400
Big Lots, Inc.	2,111	32,953
BJ's Restaurants, Inc.†	1,712	40,831
BJ's Wholesale Club Holdings, Inc.†	1,730	125,961
Bloomin' Brands, Inc.	17,159	314,524
BlueLinx Holdings, Inc.†	1,500	93,150
Boot Barn Holdings, Inc.†	2,176	127,209
Brinker International, Inc.†	3,201	79,961
Buckle, Inc.	2,158	68,322
Caleres, Inc.	2,682	64,958
Cato Corp., Class A	1,185	11,305
Cheesecake Factory, Inc.	3,546	103,827
Chico's FAS, Inc.†	9,136	44,218
Children's Place, Inc.†	962	29,716
Chuy's Holdings, Inc.†	1,376	31,896
Conn's, Inc.†	938	6,641
Dave & Buster's Entertainment, Inc.†	3,108	96,441
Designer Brands, Inc., Class A	4,115	63,001
Dillard's, Inc., Class A	415	113,195
Dine Brands Global, Inc.	1,145	72,776
El Pollo Loco Holdings, Inc.†	1,432	12,773
Genesco, Inc.†	952	37,433
GMS, Inc.†	3,114	124,591
Group 1 Automotive, Inc.	2,333	333,316
Guess?, Inc.	6,657	97,658
Haverty Furniture Cos., Inc.	978	24,352
Hibbett, Inc.	2,284	113,766
Jack in the Box, Inc.	1,537	113,846
La-Z-Boy, Inc.	3,168	71,502
Leslie's, Inc.†	10,824	159,221
Lithia Motors, Inc.	180	38,619
LL Flooring Holdings, Inc.†	2,142	14,844
MarineMax, Inc.†	1,572	46,830
Movado Group, Inc.	1,170	32,971
Murphy USA, Inc.	2,155	592,431
National Vision Holdings, Inc.†	5,759	188,031
Nu Skin Enterprises, Inc., Class A	2,970	99,109
ODP Corp.†	7,784	273,608
Patrick Industries, Inc.	1,586	69,530
PC Connection, Inc.	825	37,199
PetMed Express, Inc.	1,534	29,944
PriceSmart, Inc.	1,829	105,332

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Rush Enterprises, Inc., Class A	1,020	$ 44,737
Ruth's Hospitality Group, Inc.	2,250	37,935
Sally Beauty Holdings, Inc.†	7,813	98,444
Shake Shack, Inc., Class A†	2,724	122,525
Shoe Carnival, Inc.	1,249	26,779
Signet Jewelers, Ltd.	4,666	266,849
Sonic Automotive, Inc., Class A	3,942	170,689
Winmark Corp.	225	48,676
World Fuel Services Corp.	4,520	105,949
Zumiez, Inc.†	4,817	103,710
		6,955,188
Savings & Loans — 1.4%
Axos Financial, Inc.†	6,134	209,967
Banc of California, Inc.	4,073	65,046
Berkshire Hills Bancorp, Inc.	3,343	91,264
Brookline Bancorp, Inc.	24,869	289,724
Capitol Federal Financial, Inc.	9,428	78,252
HomeTrust Bancshares, Inc.	1,430	31,603
Northfield Bancorp, Inc.	10,570	151,257
Northwest Bancshares, Inc.	9,263	125,143
OceanFirst Financial Corp.	37,359	696,372
Pacific Premier Bancorp, Inc.	6,933	214,646
Provident Financial Services, Inc.	5,479	106,840
Washington Federal, Inc.	5,820	174,483
WSFS Financial Corp.	4,637	215,435
		2,450,032
Semiconductors — 2.9%
Allegro MicroSystems, Inc.†	32,864	718,078
Alpha & Omega Semiconductor, Ltd.†	1,619	49,800
Amkor Technology, Inc.	4,500	76,725
Axcelis Technologies, Inc.†	5,192	314,428
CEVA, Inc.†	1,696	44,486
Cirrus Logic, Inc.†	940	64,672
Cohu, Inc.†	9,161	236,171
Diodes, Inc.†	3,320	215,501
FormFactor, Inc.†	5,631	141,057
Kulicke & Soffa Industries, Inc.	4,239	163,329
MACOM Technology Solutions Holdings, Inc.†	16,556	857,435
MaxLinear, Inc.†	7,341	239,463
Onto Innovation, Inc.†	3,627	232,309
Photronics, Inc.†	4,497	65,746
Rambus, Inc.†	12,129	308,319
Semtech Corp.†	9,614	282,748
Silicon Laboratories, Inc.†	4,990	615,966
SiTime Corp.†	760	59,835
SMART Global Holdings, Inc.†	3,650	57,925
Ultra Clean Holdings, Inc.†	3,317	85,413
Veeco Instruments, Inc.†	9,084	166,419
		4,995,825
Software — 3.7%
8x8, Inc.†	8,758	30,215
Adeia, Inc.	16,907	239,065
Agilysys, Inc.†	1,444	79,925
Alkami Technology, Inc.†	735	11,062
Allscripts Healthcare Solutions, Inc.†	14,529	221,277
Apollo Medical Holdings, Inc.†	2,864	111,696
Asana, Inc., Class A†	11,610	258,090
Avid Technology, Inc.†	2,477	57,615
Security Description	Shares or Principal Amount	Value

Software (continued)
Bandwidth, Inc., Class A†	4,190	$ 49,861
Blackline, Inc.†	3,310	198,269
Box, Inc., Class A†	45,440	1,108,282
Cardlytics, Inc.†	3,130	29,422
Cerence, Inc.†	2,875	45,281
CommVault Systems, Inc.†	13,880	736,195
Computer Programs & Systems, Inc.†	1,078	30,055
Consensus Cloud Solutions, Inc.†	1,288	60,922
CSG Systems International, Inc.	5,532	292,532
Digi International, Inc.†	2,561	88,534
Digital Turbine, Inc.†	6,567	94,631
DigitalOcean Holdings, Inc.†	3,494	126,378
Donnelley Financial Solutions, Inc.†	4,226	156,235
Ebix, Inc.	1,715	32,534
eGain Corp.†	32,830	241,301
Evolent Health, Inc., Class A†	2,210	79,405
Health Catalyst, Inc.†	6,229	60,421
LivePerson, Inc.†	5,069	47,750
Momentive Global, Inc.†	13,880	80,643
NextGen Healthcare, Inc.†	15,882	281,111
PagerDuty, Inc.†	6,220	143,495
Paycor HCM, Inc.†	3,383	100,002
PDF Solutions, Inc.†	2,150	52,740
Progress Software Corp.	3,173	135,011
Simulations Plus, Inc.	1,167	56,646
Sprout Social, Inc., Class A†	2,090	126,821
SPS Commerce, Inc.†	2,799	347,720
Teradata Corp.†	10,931	339,517
Workiva, Inc.†	3,645	283,581
Zuora, Inc., Class A†	12,280	90,626
		6,524,866
Telecommunications — 2.5%
A10 Networks, Inc.	4,838	64,200
ADTRAN Holdings, Inc.	5,144	100,719
ATN International, Inc.	782	30,162
Calix, Inc.†	4,600	281,244
Ciena Corp.†	10,721	433,450
Clearfield, Inc.†	835	87,374
CommScope Holding Co., Inc.†	73,190	674,080
Consolidated Communications Holdings, Inc.†	5,392	22,431
EchoStar Corp., Class A†	9,980	164,371
Extreme Networks, Inc.†	23,817	311,288
Gogo, Inc.†	4,792	58,079
Harmonic, Inc.†	7,670	100,247
InterDigital, Inc.	2,165	87,509
Maxar Technologies, Inc.	28,565	534,737
NETGEAR, Inc.†	2,098	42,044
Ooma, Inc.†	6,850	84,255
Shenandoah Telecommunications Co.	3,656	62,225
Telephone & Data Systems, Inc.	7,311	101,623
Viavi Solutions, Inc.†	81,218	1,059,895
		4,299,933
Textiles — 0.2%
UniFirst Corp.	2,242	377,172
Transportation — 1.1%
ArcBest Corp.	6,811	495,364
Atlas Air Worldwide Holdings, Inc.†	3,702	353,800
Dorian LPG, Ltd.	5,271	71,528
Eagle Bulk Shipping, Inc.	780	33,680

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Forward Air Corp.	1,960	$ 176,910
Heartland Express, Inc.	3,400	48,654
Hub Group, Inc., Class A†	3,861	266,332
Marten Transport, Ltd.	4,200	80,472
Matson, Inc.	2,846	175,086
Radiant Logistics, Inc.†	4,390	24,979
Safe Bulkers, Inc.	9,120	22,526
Schneider National, Inc., Class B	3,620	73,486
Werner Enterprises, Inc.	740	27,824
		1,850,641
Trucking & Leasing — 0.1%
GATX Corp.	560	47,684
Greenbrier Cos., Inc.	2,379	57,738
		105,422
Water — 0.9%
American States Water Co.	7,563	589,536
California Water Service Group	3,968	209,074
Middlesex Water Co.	1,286	99,279
SJW Group	10,457	602,323
		1,500,212
Total Common Stocks (cost $180,368,495)		171,331,529
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
iShares Core S&P Small-Cap ETF (cost $265,221)	2,611	227,653
WARRANTS — 0.0%
Oil & Gas — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026† (cost $0)	231	4,193
Total Long-Term Investment Securities (cost $180,633,716)		171,563,375
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
U.S. Government — 0.0%
United States Treasury Bills
3.04%, 07/13/2023(1)	$ 70,000	$ 67,959
Unaffiliated Investment Companies — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01%(2)	2,075,365	2,075,780
Total Short-Term Investments (cost $2,143,750)		2,143,739
TOTAL INVESTMENTS (cost $182,777,466)(3)	99.4%	173,707,114
Other assets less liabilities	0.6	998,297
NET ASSETS	100.0%	$174,705,411
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of September 30, 2022.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
15	Long	E-Mini Russell 2000 Index	December 2022	$1,275,341	$1,252,350	$(22,991)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$171,331,529	$ —	$—	$171,331,529
Unaffiliated Investment Companies	227,653	—	—	227,653
Warrants	4,193	—	—	4,193
Short-Term Investments:
U.S. Government	—	67,959	—	67,959
Other Short-Term Investments	2,075,780	—	—	2,075,780
Total Investments at Value	$173,639,155	$67,959	$—	$173,707,114
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 22,991	$ —	$—	$ 22,991
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO PROFILE — September 30, 2022 — (unaudited)

Industry Allocation*
Banks	11.1%
Pharmaceuticals	10.0
Insurance	6.3
Food	5.4
Semiconductors	4.8
Oil & Gas	4.6
Telecommunications	3.7
Auto Manufacturers	3.4
Commercial Services	2.8
Electric	2.7
Mining	2.7
Healthcare-Products	2.5
Cosmetics/Personal Care	2.4
Chemicals	2.3
Machinery-Diversified	2.3
Retail	1.9
Electrical Components & Equipment	1.8
Miscellaneous Manufacturing	1.8
Internet	1.7
Beverages	1.5
Diversified Financial Services	1.5
Apparel	1.5
Software	1.3
Auto Parts & Equipment	1.3
Building Materials	1.3
Distribution/Wholesale	1.3
Home Furnishings	1.2
Unaffiliated Investment Companies	1.0
Transportation	0.9
Electronics	0.9
Computers	0.8
Household Products/Wares	0.8
Machinery-Construction & Mining	0.8
Real Estate	0.7
Healthcare-Services	0.6
Hand/Machine Tools	0.6
Entertainment	0.6
REITS	0.5
Biotechnology	0.5
Agriculture	0.5
Aerospace/Defense	0.4
Home Builders	0.4
Energy-Alternate Sources	0.4
Food Service	0.4
Repurchase Agreements	0.4
Advertising	0.3
Investment Companies	0.3
Metal Fabricate/Hardware	0.3
Forest Products & Paper	0.2
Lodging	0.2
Private Equity	0.2
Toys/Games/Hobbies	0.2
Iron/Steel	0.2
Office/Business Equipment	0.2
Engineering & Construction	0.1
Gas	0.1
Packaging & Containers	0.1
Short-Term Investments	0.1
Media	0.1
98.9%
Country Allocation*
Japan	20.4%
United Kingdom	16.4

Switzerland	10.0%
France	8.6
Germany	8.3
Australia	4.9
Netherlands	4.5
United States	2.8
Hong Kong	2.2
Sweden	2.2
Canada	2.2
Norway	2.0
Spain	1.9
Italy	1.6
Denmark	1.3
South Korea	1.3
Singapore	1.1
Belgium	1.0
Taiwan	0.9
Finland	0.9
Cayman Islands	0.9
Jersey	0.6
India	0.5
Israel	0.5
Austria	0.4
Ireland	0.3
Indonesia	0.3
China	0.3
Luxembourg	0.2
Brazil	0.2
New Zealand	0.1
Portugal	0.1
98.9%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Australia — 4.9%
Ampol, Ltd.	1,588	$ 29,321
APA Group	7,861	47,999
Aristocrat Leisure, Ltd.	4,015	83,791
ASX, Ltd.	1,289	59,271
Aurizon Holdings, Ltd.	12,263	26,944
Australia & New Zealand Banking Group, Ltd.	49,766	722,590
BGP Holdings PLC†(1)	98,723	288
BHP Group, Ltd.	43,725	1,088,967
BHP Group, Ltd. (LSE)	25,562	641,992
BlueScope Steel, Ltd.	3,200	30,958
Brambles, Ltd.	9,577	69,487
Challenger, Ltd.	49,691	186,370
Cochlear, Ltd.	439	54,246
Coles Group, Ltd.	8,914	93,781
Commonwealth Bank of Australia	11,384	661,607
Computershare, Ltd.	3,620	57,410
CSL, Ltd.	3,214	582,772
Dexus	7,165	35,538
Domino's Pizza Enterprises, Ltd.	402	13,161
Endeavour Group, Ltd.	8,949	40,109
Evolution Mining, Ltd.	12,212	16,104
Fortescue Metals Group, Ltd.	11,297	121,074
Goodman Group	11,217	112,074
GPT Group	12,762	30,977
IDP Education, Ltd.	1,391	23,275
IGO, Ltd.	139,179	1,213,195
Insurance Australia Group, Ltd.†	16,423	48,358
Lendlease Corp., Ltd.	4,589	25,953
Lottery Corp., Ltd.†	14,828	39,393
Macquarie Group, Ltd.	16,186	1,570,770
Medibank Private, Ltd.	18,348	40,776
Mineral Resources, Ltd.	1,136	47,553
Mirvac Group	26,267	32,442
National Australia Bank, Ltd.	21,414	392,651
Newcrest Mining, Ltd.	5,958	64,824
Northern Star Resources, Ltd.	7,762	39,132
Orica, Ltd.	2,998	25,171
Origin Energy, Ltd.	11,733	38,444
Qantas Airways, Ltd.†	6,157	19,820
QBE Insurance Group, Ltd.	9,895	73,096
Ramsay Health Care, Ltd.	1,220	44,744
REA Group, Ltd.	352	25,536
Reece, Ltd.	1,506	13,321
Rio Tinto, Ltd.	20,422	1,215,371
Santos, Ltd.	21,465	97,221
Scentre Group	245,515	395,195
SEEK, Ltd.	2,240	27,104
Sonic Healthcare, Ltd.	3,037	59,095
South32, Ltd.	189,824	438,757
Stockland†	15,904	33,117
Suncorp Group, Ltd.	8,411	53,672
Telstra Corp., Ltd.	27,093	66,404
Transurban Group	20,485	160,673
Treasury Wine Estates, Ltd.	4,809	38,720
Vicinity Centres	25,779	28,784
Washington H. Soul Pattinson & Co., Ltd.	1,443	24,557
Wesfarmers, Ltd.	7,566	205,628
Westpac Banking Corp.	23,357	306,707
WiseTech Global, Ltd.	978	32,123
Woodside Energy Group, Ltd. (ASX)†	12,667	257,691
Security Description	Shares or Principal Amount	Value

Australia (continued)
Woodside Energy Group, Ltd. (LSE)†	5,049	$ 103,644
Woolworths Group, Ltd.	8,098	175,215
Worley, Ltd.	62,601	508,957
		12,813,920
Austria — 0.4%
Erste Group Bank AG	43,733	957,715
OMV AG	981	35,308
Verbund AG	453	38,601
voestalpine AG	773	13,072
		1,044,696
Belgium — 1.0%
Ageas SA/NV	1,076	39,040
Anheuser-Busch InBev SA NV	5,794	262,109
D'ieteren Group SA	166	23,293
Elia Group SA	221	25,974
Groupe Bruxelles Lambert NV	663	46,073
KBC Group NV	1,669	78,291
Proximus SADP	1,011	10,475
Sofina SA	103	17,503
Solvay SA, Class A	494	37,788
UCB SA	14,940	1,033,313
Umicore SA	30,766	892,022
Warehouses De Pauw CVA	991	24,073
		2,489,954
Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	4,500	22,959
Hongkong Land Holdings, Ltd.	7,500	32,901
Jardine Matheson Holdings, Ltd.	1,103	55,841
		111,701
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	179,622	434,541
Canada — 2.2%
Canadian National Railway Co.	9,640	1,041,080
Definity Financial Corp.	5,147	144,646
Element Fleet Management Corp.	64,138	756,832
Magna International, Inc.	12,816	607,735
Manulife Financial Corp.	27,970	438,983
National Bank of Canada	14,224	891,529
Sun Life Financial, Inc.	21,322	847,879
Toronto-Dominion Bank	16,451	1,008,961
		5,737,645
Cayman Islands — 0.9%
Alibaba Group Holding, Ltd.†	55,924	560,968
Alibaba Group Holding, Ltd. ADR†	1,264	101,107
Budweiser Brewing Co. APAC, Ltd.*	11,500	29,974
Chow Tai Fook Jewellery Group, Ltd.	13,400	25,088
CK Asset Holdings, Ltd.	13,360	80,167
CK Hutchison Holdings, Ltd.	17,860	98,079
ESR Group, Ltd.*	13,400	33,800
Futu Holdings, Ltd. ADR†	396	14,767
Grab Holdings, Ltd., Class A†	8,661	22,778
Sands China, Ltd.†	16,400	40,605
Sea, Ltd. ADR†	2,411	135,137
SITC International Holdings Co., Ltd.	9,000	16,483
Tencent Holdings, Ltd.	21,900	739,607
WH Group, Ltd.*	55,500	34,912
Wharf Real Estate Investment Co., Ltd.	12,000	54,193

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cayman Islands (continued)
Xinyi Glass Holdings, Ltd.	13,000	$ 18,829
XP, Inc., Class A†	12,834	243,974
		2,250,468
China — 0.3%
PICC Property & Casualty Co., Ltd.	470,000	486,142
Ping An Insurance Group Co. of China, Ltd.	37,000	183,975
		670,117
Denmark — 1.3%
AP Moller - Maersk A/S, Series A	21	37,008
AP Moller - Maersk A/S, Series B	34	61,589
Carlsberg A/S, Class B	649	75,725
Chr. Hansen Holding A/S	703	34,460
Coloplast A/S, Class B	792	80,071
Danske Bank A/S	4,595	56,866
Demant A/S†	614	15,131
DSV A/S	1,249	144,767
Genmab A/S†	1,257	405,180
GN Store Nord A/S	875	15,242
Novo Nordisk A/S, Class B	11,044	1,100,800
Novozymes A/S, Class B	1,365	68,082
Orsted A/S*	1,262	100,420
Pandora A/S	605	28,179
ROCKWOOL A/S, Class B	59	9,249
Tryg A/S	2,399	49,303
Vestas Wind Systems A/S	60,735	1,113,511
		3,395,583
Finland — 0.9%
Elisa Oyj	947	42,948
Fortum Oyj†	2,959	39,773
Kesko Oyj, Class B	1,820	33,820
Kone Oyj, Class B	2,265	87,222
Neste Oyj	2,823	122,436
Nokia Oyj	36,101	154,156
Nordea Bank Abp	22,753	194,685
Orion Oyj, Class B	709	29,884
Sampo Oyj, Class A	23,833	1,017,133
Stora Enso Oyj, Class R	41,352	527,395
UPM-Kymmene Oyj	3,561	113,159
Wartsila Oyj Abp	3,153	20,088
		2,382,699
France — 8.6%
Accor SA†	1,134	23,676
Aeroports de Paris†	198	22,805
Air Liquide SA	8,484	966,046
Alstom SA	2,114	33,994
Amundi SA*	406	16,835
Arkema SA	396	28,882
AXA SA	67,530	1,478,553
BioMerieux	279	21,985
BNP Paribas SA	18,196	768,187
Bollore SE†	5,891	26,949
Bouygues SA	1,529	39,832
Bureau Veritas SA	1,959	43,749
Capgemini SE	1,092	174,513
Carrefour SA	49,735	689,021
Cie de Saint-Gobain	3,321	118,440
Cie Generale des Etablissements Michelin SCA	4,526	100,834
Security Description	Shares or Principal Amount	Value

France (continued)
Covivio	315	$ 15,061
Credit Agricole SA	8,075	65,017
Danone SA	4,282	201,754
Dassault Aviation SA	167	18,967
Dassault Systemes SE	4,444	152,757
Edenred	1,665	76,529
Eiffage SA	555	44,429
Electricite de France SA	3,734	43,476
Engie SA	89,885	1,031,326
EssilorLuxottica SA	11,854	1,606,165
Eurazeo SE	290	15,142
Gecina SA	306	23,784
Getlink SE	2,931	45,429
Hermes International	211	248,000
Ipsen SA	2,378	219,621
Kering SA	1,527	675,268
Klepierre SA	1,433	24,740
La Francaise des Jeux SAEM*	700	20,712
Legrand SA	18,895	1,220,785
L'Oreal SA	4,157	1,323,663
LVMH Moet Hennessy Louis Vuitton SE	1,852	1,088,670
Orange SA	13,309	120,350
Pernod Ricard SA	1,398	255,531
Publicis Groupe SA	1,520	71,923
Remy Cointreau SA	154	25,523
Renault SA†	1,281	34,406
Safran SA	6,753	614,014
Sanofi	43,524	3,321,764
Sartorius Stedim Biotech	185	56,553
Schneider Electric SE	15,565	1,746,252
SEB SA	166	10,412
Societe Generale SA	5,305	105,258
Sodexo SA	589	44,298
Teleperformance	2,314	584,614
Thales SA	711	78,423
TotalEnergies SE	42,609	2,005,602
Ubisoft Entertainment SA†	626	17,187
Valeo	1,374	20,652
Veolia Environnement SA	4,440	84,241
Vinci SA	3,560	285,959
Vivendi SE	4,801	37,212
Wendel SE	177	12,660
Worldline SA*†	1,593	62,294
		22,310,724
Germany — 8.3%
adidas AG	1,154	133,922
Allianz SE	2,725	431,233
BASF SE	15,473	599,637
Bayer AG	36,408	1,680,154
Bayerische Motoren Werke AG	22,083	1,509,795
Bayerische Motoren Werke AG (Preference Shares)	396	25,894
Bechtle AG	546	19,866
Beiersdorf AG	672	66,498
Brenntag SE	1,029	62,790
Carl Zeiss Meditec AG	268	28,223
Commerzbank AG†	7,092	50,885
Continental AG	733	32,933
Covestro AG*	11,311	327,022
Daimler Truck Holding AG†	25,810	590,685
Delivery Hero SE*†	1,087	40,254
Deutsche Bank AG	13,788	103,130

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Deutsche Boerse AG	1,268	$ 208,760
Deutsche Lufthansa AG†	3,982	22,970
Deutsche Post AG	6,613	201,223
Deutsche Telekom AG	21,623	370,663
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	12,975	1,049,082
E.ON SE	14,977	115,913
Evonik Industries AG	1,397	23,557
Evotec SE†	9,690	170,468
Fresenius Medical Care AG & Co. KGaA	1,367	38,854
Fresenius SE & Co. KGaA	20,639	442,072
GEA Group AG†	1,006	32,897
Hannover Rueck SE	402	60,712
HeidelbergCement AG	965	38,655
HelloFresh SE†	1,101	23,241
Henkel AG & Co. KGaA	693	39,555
Henkel AG & Co. KGaA (Preference Shares)	1,187	70,950
Infineon Technologies AG	55,051	1,219,960
KION Group AG	10,190	197,456
Knorr-Bremse AG	4,814	208,716
LEG Immobilien SE	485	29,182
Mercedes-Benz Group AG	5,353	273,740
Merck KGaA	4,476	730,499
MTU Aero Engines AG	356	53,722
Muenchener Rueckversicherungs-Gesellschaft AG	6,559	1,586,538
Nemetschek SE	385	18,540
Porsche Automobil Holding SE (Preference Shares)	1,020	58,103
Puma SE	703	32,913
Rational AG	34	16,606
Rheinmetall AG	290	44,919
RWE AG	4,285	157,666
SAP SE	34,990	2,884,394
Sartorius AG (Preference Shares)	162	56,582
Scout24 SE*	534	27,060
Siemens AG	35,187	3,482,580
Siemens Energy AG	2,905	32,336
Siemens Healthineers AG*	16,797	727,591
Stroeer SE & Co. KGaA	4,485	168,928
Symrise AG	885	87,085
Telefonica Deutschland Holding AG	6,935	14,045
Uniper SE	608	2,306
United Internet AG	647	12,203
Volkswagen AG	197	32,470
Volkswagen AG (Preference Shares)	1,238	152,916
Vonovia SE	4,778	103,987
Zalando SE*†	25,090	497,476
		21,523,012
Hong Kong — 2.2%
AIA Group, Ltd.	315,600	2,620,287
Beijing Enterprises Holdings, Ltd.	59,000	165,064
BOC Hong Kong Holdings, Ltd.	271,000	895,935
CLP Holdings, Ltd.	11,000	82,892
Galaxy Entertainment Group, Ltd.	15,000	87,582
Hang Lung Properties, Ltd.	14,000	22,854
Hang Seng Bank, Ltd.	5,100	77,068
Henderson Land Development Co., Ltd.	10,062	28,084
Hong Kong & China Gas Co., Ltd.	74,533	65,475
Hong Kong Exchanges & Clearing, Ltd.	23,763	806,828
Link REIT	14,000	97,715
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
MTR Corp., Ltd.	10,500	$ 48,048
New World Development Co., Ltd.	11,000	31,081
Power Assets Holdings, Ltd.	9,500	47,482
Sino Land Co., Ltd.	24,000	31,584
Sun Hung Kai Properties, Ltd.	9,500	104,454
Swire Pacific, Ltd., Class A	3,500	26,119
Swire Properties, Ltd.	7,800	16,762
Techtronic Industries Co., Ltd.	54,000	510,162
		5,765,476
India — 0.5%
HDFC Bank, Ltd. ADR	16,090	939,978
Housing Development Finance Corp., Ltd.	17,279	481,342
		1,421,320
Indonesia — 0.3%
Bank Central Asia Tbk PT	1,366,100	762,609
Ireland — 0.3%
CRH PLC	5,091	163,020
DCC PLC	6,909	359,437
Flutter Entertainment PLC†	1,114	121,699
James Hardie Industries PLC CDI	2,967	57,785
Kerry Group PLC, Class A	1,062	94,346
Kingspan Group PLC	1,030	46,020
Smurfit Kappa Group PLC	1,649	46,587
		888,894
Isle of Man — 0.0%
Entain PLC	3,924	47,122
Israel — 0.5%
Azrieli Group, Ltd.	283	19,278
Bank Hapoalim BM	8,473	71,307
Bank Leumi Le-Israel BM	10,299	87,695
Bezeq The Israeli Telecommunication Corp., Ltd.	13,837	22,633
Check Point Software Technologies, Ltd.†	683	76,510
CyberArk Software, Ltd.†	271	40,634
Elbit Systems, Ltd.	177	33,525
ICL Group, Ltd.	4,716	37,796
Israel Discount Bank, Ltd., Class A	8,241	41,403
Mizrahi Tefahot Bank, Ltd.	1,025	35,817
NICE, Ltd.†	423	79,943
NICE, Ltd. ADR†	3,615	680,488
Teva Pharmaceutical Industries, Ltd. ADR†	7,408	59,783
Tower Semiconductor, Ltd.†	727	31,752
Wix.com, Ltd.†	380	29,727
ZIM Integrated Shipping Services, Ltd.	559	13,136
		1,361,427
Italy — 1.6%
Amplifon SpA	829	21,710
Assicurazioni Generali SpA	7,410	100,860
Atlantia SpA	3,300	73,051
DiaSorin SpA	168	18,773
Enel SpA†	54,260	222,359
Eni SpA	16,838	178,882
FinecoBank Banca Fineco SpA	82,659	1,015,969
Infrastrutture Wireless Italiane SpA*	2,239	19,576
Intesa Sanpaolo SpA	676,730	1,113,842
Mediobanca Banca di Credito Finanziario SpA	4,033	31,529
Moncler SpA	12,081	496,043

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Nexi SpA*†	3,492	$ 28,197
Poste Italiane SpA*	3,480	26,285
Prysmian SpA	20,795	595,644
Recordati Industria Chimica e Farmaceutica SpA	696	25,568
Snam SpA	13,435	54,271
Telecom Italia SpA†	66,219	12,291
Terna - Rete Elettrica Nazionale SpA	9,374	57,105
UniCredit SpA	13,844	139,992
		4,231,947
Japan — 20.4%
Advantest Corp.	1,300	60,416
Aeon Co., Ltd.	4,300	80,436
AGC, Inc.	1,400	43,515
Aisin Corp.	1,000	25,686
Ajinomoto Co., Inc.	3,000	81,732
ANA Holdings, Inc.†	1,100	20,690
Asahi Group Holdings, Ltd.	3,000	93,064
Asahi Intecc Co., Ltd.	1,500	23,733
Asahi Kasei Corp.	65,300	431,871
Astellas Pharma, Inc.	87,600	1,157,928
Azbil Corp.	800	20,881
Bandai Namco Holdings, Inc.	1,400	91,438
Bridgestone Corp.	42,500	1,373,880
Brother Industries, Ltd.	1,700	29,311
Canon, Inc.	6,700	146,124
Capcom Co., Ltd.	1,200	30,003
Central Japan Railway Co.	4,200	492,030
Chiba Bank, Ltd.†	3,500	18,846
Chubu Electric Power Co., Inc.	4,300	38,663
Chugai Pharmaceutical Co., Ltd.	4,400	109,864
Concordia Financial Group, Ltd.	7,300	22,569
CyberAgent, Inc.	51,404	428,155
Dai Nippon Printing Co., Ltd.	1,600	31,928
Daifuku Co., Ltd.	748	35,148
Dai-ichi Life Holdings, Inc.	6,500	103,321
Daiichi Sankyo Co., Ltd.	11,700	325,458
Daikin Industries, Ltd.	9,300	1,437,037
Daito Trust Construction Co., Ltd.	400	37,559
Daiwa House Industry Co., Ltd.	4,000	81,516
Daiwa House REIT Investment Corp.	16	33,211
Daiwa Securities Group, Inc.	8,900	34,873
Denso Corp.	10,000	456,439
Dentsu Group, Inc.	1,500	42,705
Disco Corp.	4,600	1,002,414
East Japan Railway Co.	2,000	102,675
Eisai Co., Ltd.	1,700	91,186
Electric Power Development Co., Ltd.	21,000	296,505
ENEOS Holdings, Inc.	20,450	66,034
FANUC Corp.	1,400	193,673
Fast Retailing Co., Ltd.	400	212,572
Fuji Electric Co., Ltd.	900	32,991
FUJIFILM Holdings Corp.	2,400	109,826
Fujitsu, Ltd.	1,400	150,979
GLP J-REIT†	28	30,909
GMO Payment Gateway, Inc.	300	20,272
Hakuhodo DY Holdings, Inc.	1,700	11,990
Hamamatsu Photonics KK	10,500	450,825
Hankyu Hanshin Holdings, Inc.†	1,600	48,160
Hikari Tsushin, Inc.	100	11,702
Hirose Electric Co., Ltd.	225	29,243
Security Description	Shares or Principal Amount	Value

Japan (continued)
Hitachi Construction Machinery Co., Ltd.	800	$ 14,864
Hitachi Metals, Ltd.†	1,500	22,552
Hitachi, Ltd.	6,400	270,991
Honda Motor Co., Ltd.	19,700	429,146
Hoshizaki Corp.	800	22,140
Hoya Corp.	2,500	240,362
Hulic Co., Ltd.†	2,500	18,395
Ibiden Co., Ltd.	800	21,965
Idemitsu Kosan Co., Ltd.	1,479	32,002
Iida Group Holdings Co., Ltd.	1,000	13,586
Inpex Corp.	7,000	65,674
Isuzu Motors, Ltd.	3,900	43,113
Ito En, Ltd.	419	16,861
ITOCHU Corp.	7,900	191,463
Itochu Techno-Solutions Corp.	700	16,327
Japan Airlines Co., Ltd.†	1,000	17,870
Japan Exchange Group, Inc.	3,400	45,961
Japan Metropolitan Fund Investment Corp.	46	34,603
Japan Post Bank Co., Ltd.	2,700	18,825
Japan Post Holdings Co., Ltd.	15,800	104,621
Japan Post Insurance Co., Ltd.	1,400	19,613
Japan Real Estate Investment Corp.	9	37,061
Japan Tobacco, Inc.	8,000	131,309
JFE Holdings, Inc.	3,300	30,716
JSR Corp.	1,300	24,773
Kajima Corp.	2,800	26,597
Kakaku.com, Inc.	900	15,132
Kansai Electric Power Co., Inc.	4,700	39,168
Kao Corp.	3,200	129,755
KDDI Corp.	39,900	1,170,265
Keio Corp.	700	25,321
Keisei Electric Railway Co., Ltd.	900	24,542
Keyence Corp.	3,600	1,195,211
Kikkoman Corp.	1,000	56,223
Kintetsu Group Holdings Co., Ltd.	1,200	39,792
Kirin Holdings Co., Ltd.	27,200	418,912
Kobayashi Pharmaceutical Co., Ltd.	399	23,262
Kobe Bussan Co., Ltd.†	1,064	25,465
Koei Tecmo Holdings Co., Ltd.†	780	12,687
Koito Manufacturing Co., Ltd.	1,400	19,186
Komatsu, Ltd.	6,100	110,312
Konami Group Corp.	700	32,363
Kose Corp.	240	24,431
Kubota Corp.	51,700	716,932
Kurita Water Industries, Ltd.	700	24,687
Kyocera Corp.	2,200	111,207
Kyowa Kirin Co., Ltd.	1,800	41,293
Lasertec Corp.†	490	49,274
LIXIL Corp.	2,000	28,981
M3, Inc.†	2,900	79,966
Makita Corp.	1,600	31,022
Marubeni Corp.	10,300	90,432
Mazda Motor Corp.	3,800	25,154
McDonald's Holdings Co. Japan, Ltd.	600	20,900
MEIJI Holdings Co., Ltd.	800	35,487
Minebea Mitsumi, Inc.	2,500	37,079
MISUMI Group, Inc.	31,000	659,555
Mitsubishi Chemical Group Corp.	8,600	39,491
Mitsubishi Corp.	25,200	692,087
Mitsubishi Electric Corp.	87,200	787,721
Mitsubishi Estate Co., Ltd.	7,900	103,655
Mitsubishi HC Capital, Inc.	54,400	234,024

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Heavy Industries, Ltd.	2,200	$ 73,349
Mitsubishi UFJ Financial Group, Inc.	521,400	2,351,215
Mitsui & Co., Ltd.	9,300	199,522
Mitsui Chemicals, Inc.	1,300	25,384
Mitsui Fudosan Co., Ltd.	45,800	873,047
Mitsui OSK Lines, Ltd.	2,300	41,309
Mizuho Financial Group, Inc.	16,040	173,295
MonotaRO Co., Ltd.	1,700	25,696
MS&AD Insurance Group Holdings, Inc.	2,900	76,745
Murata Manufacturing Co., Ltd.	30,300	1,391,828
Nabtesco Corp.	34,600	708,478
NEC Corp.	1,700	54,416
Nexon Co., Ltd.	3,300	57,712
NGK Insulators, Ltd.	1,700	21,192
Nidec Corp.	3,000	168,996
Nihon M&A Center Holdings, Inc.	2,040	23,076
Nintendo Co., Ltd.	8,000	323,941
Nippon Building Fund, Inc.	11	48,368
Nippon Express Holdings, Inc.	562	28,417
Nippon Paint Holdings Co., Ltd.	5,600	37,507
Nippon Prologis REIT, Inc.	15	32,717
Nippon Sanso Holdings Corp.	1,200	18,954
Nippon Shinyaku Co., Ltd.	300	15,219
Nippon Steel Corp.	5,400	75,162
Nippon Telegraph & Telephone Corp.	75,800	2,044,933
Nippon Yusen KK	3,300	56,358
Nissan Chemical Corp.†	900	40,221
Nissan Motor Co., Ltd.	15,500	49,548
Nisshin Seifun Group, Inc.	1,400	14,213
Nissin Foods Holdings Co., Ltd.	400	27,770
Nitori Holdings Co., Ltd.	600	50,209
Nitto Denko Corp.	1,000	54,221
Nomura Holdings, Inc.	19,400	64,045
Nomura Real Estate Holdings, Inc.	800	18,136
Nomura Real Estate Master Fund, Inc.	28	30,966
Nomura Research Institute, Ltd.	2,300	56,529
NTT Data Corp.	71,500	924,049
Obayashi Corp.	4,300	27,611
OBIC Co., Ltd.	500	66,293
Odakyu Electric Railway Co., Ltd.	2,000	25,583
Oji Holdings Corp.	5,400	20,101
Olympus Corp.	8,200	157,816
Omron Corp.	6,300	287,139
Ono Pharmaceutical Co., Ltd.	2,500	58,155
Open House Group Co., Ltd.	600	20,335
Oracle Corp. Japan	300	15,837
Oriental Land Co., Ltd.	1,400	190,784
ORIX Corp.	8,000	112,512
Osaka Gas Co., Ltd.	2,500	37,642
Otsuka Corp.	800	24,793
Otsuka Holdings Co., Ltd.	17,200	545,552
Pan Pacific International Holdings Corp.	2,500	43,930
Panasonic Holdings Corp.	75,500	530,200
Persol Holdings Co., Ltd.	1,301	23,711
Pola Orbis Holdings, Inc.	7,000	78,444
Rakuten Group, Inc.	5,800	24,882
Recruit Holdings Co., Ltd.	52,400	1,512,433
Renesas Electronics Corp.†	37,321	311,038
Resona Holdings, Inc.	14,400	52,578
Ricoh Co., Ltd.	3,900	28,460
Rohm Co., Ltd.	600	39,351
Security Description	Shares or Principal Amount	Value

Japan (continued)
SBI Holdings, Inc.	1,700	$ 30,550
SCSK Corp.	1,124	16,865
Secom Co., Ltd.	1,500	85,227
Seiko Epson Corp.	1,900	25,914
Sekisui Chemical Co., Ltd.	62,300	762,546
Sekisui House, Ltd.	4,100	68,094
Seven & i Holdings Co., Ltd.	26,300	1,056,443
SG Holdings Co., Ltd.	1,944	26,419
Sharp Corp.	1,700	10,158
Shimadzu Corp.	1,700	44,251
Shimano, Inc.	500	78,801
Shimizu Corp.	3,700	18,156
Shin-Etsu Chemical Co., Ltd.	2,500	248,259
Shionogi & Co., Ltd.	1,800	87,079
Shiseido Co., Ltd.	2,600	91,007
Shizuoka Bank, Ltd.†	3,000	18,427
SMC Corp.	3,600	1,452,322
SoftBank Corp.	19,100	191,013
SoftBank Group Corp.	15,100	512,949
Sompo Holdings, Inc.	2,100	83,696
Sony Group Corp.	38,100	2,452,204
Square Enix Holdings Co., Ltd.	600	25,731
Stanley Electric Co., Ltd.	14,000	219,634
Subaru Corp.	4,100	61,497
SUMCO Corp.	2,412	28,026
Sumitomo Chemical Co., Ltd.	9,900	34,181
Sumitomo Corp.	44,400	554,065
Sumitomo Electric Industries, Ltd.	4,800	48,724
Sumitomo Metal Mining Co., Ltd.	1,700	48,986
Sumitomo Mitsui Financial Group, Inc.	8,700	242,100
Sumitomo Mitsui Trust Holdings, Inc.	13,000	367,469
Sumitomo Realty & Development Co., Ltd.	2,100	47,819
Sumitomo Rubber Industries, Ltd.	16,100	128,322
Suntory Beverage & Food, Ltd.	1,000	35,485
Suzuki Motor Corp.	14,400	446,691
Sysmex Corp.	1,200	64,584
T&D Holdings, Inc.	3,500	33,098
Taisei Corp.	1,300	36,160
Takeda Pharmaceutical Co., Ltd.	10,000	259,722
TDK Corp.	2,500	75,865
TechnoPro Holdings, Inc.	22,200	466,688
Terumo Corp.	36,400	1,027,156
THK Co., Ltd.	11,300	195,512
TIS, Inc.†	1,552	41,209
Tobu Railway Co., Ltd.	1,300	30,671
Toho Co., Ltd.	800	28,829
Tokio Marine Holdings, Inc.	108,300	1,924,882
Tokyo Electric Power Co. Holdings, Inc.†	10,200	32,416
Tokyo Electron, Ltd.	2,900	718,014
Tokyo Gas Co., Ltd.	2,600	43,911
Tokyu Corp.	3,600	41,023
Toppan, Inc.	1,800	26,860
Toray Industries, Inc.	9,200	45,154
Toshiba Corp.	2,600	92,605
Tosoh Corp.	6,900	77,048
TOTO, Ltd.	1,000	33,391
Toyota Industries Corp.	1,000	47,646
Toyota Motor Corp.	252,300	3,284,147
Toyota Tsusho Corp.	1,500	46,562
Trend Micro, Inc.	900	48,743
Unicharm Corp.	2,700	88,255
USS Co., Ltd.	1,500	23,087

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Welcia Holdings Co., Ltd.	10,000	$ 210,114
West Japan Railway Co.	1,600	61,320
Yakult Honsha Co., Ltd.	900	52,335
Yamaha Corp.	1,000	35,613
Yamaha Motor Co., Ltd.	2,000	37,478
Yamato Holdings Co., Ltd.	2,000	29,940
Yaskawa Electric Corp.	1,700	49,072
Yokogawa Electric Corp.	1,600	25,214
Z Holdings Corp.	114,700	298,046
ZOZO, Inc.	830	16,553
		53,194,306
Jersey — 0.6%
Amcor PLC CDI	29,937	317,909
Experian PLC	6,143	180,096
Ferguson PLC	1,431	149,007
Glencore PLC	65,773	347,317
WPP PLC	76,542	633,419
		1,627,748
Luxembourg — 0.2%
ArcelorMittal SA	3,513	70,253
Aroundtown SA	6,656	14,687
Eurofins Scientific SE	896	53,132
Samsonite International SA*†	116,100	278,666
Tenaris SA	3,146	40,787
		457,525
Netherlands — 4.5%
Aalberts NV†	12,825	419,069
ABN AMRO Bank NV CVA*	2,818	25,259
Adyen NV*†	682	848,441
Aegon NV	11,928	47,403
AerCap Holdings NV†	897	37,970
Airbus SE	3,943	340,645
Akzo Nobel NV	22,739	1,282,391
Argenx SE †	368	131,508
ASM International NV	312	69,807
ASML Holding NV	8,119	3,367,691
CNH Industrial NV	6,818	76,117
Davide Campari-Milano NV	3,482	30,886
Euronext NV*	571	36,132
EXOR NV	723	46,398
Ferrari NV	841	156,861
Heineken Holding NV	672	45,881
Heineken NV	1,729	151,575
IMCD NV	380	45,098
ING Groep NV	124,389	1,066,550
JDE Peet's NV	670	19,542
Just Eat Takeaway.com NV *†	1,218	18,570
Koninklijke Ahold Delhaize NV	6,976	177,637
Koninklijke DSM NV	1,165	132,134
Koninklijke KPN NV	22,007	59,633
Koninklijke Philips NV	33,620	519,313
NN Group NV	1,861	72,432
NXP Semiconductors NV	5,296	781,213
OCI NV	702	25,813
Prosus NV	5,533	288,346
QIAGEN NV†	1,517	63,838
Randstad NV	796	34,421
Stellantis NV	14,681	173,364
STMicroelectronics NV	4,560	140,697
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Universal Music Group NV	45,188	$ 851,798
Wolters Kluwer NV†	1,751	170,479
		11,754,912
New Zealand — 0.1%
Auckland International Airport, Ltd.†	8,340	33,522
Fisher & Paykel Healthcare Corp., Ltd.	3,845	39,646
Mercury NZ, Ltd.	4,610	14,686
Meridian Energy, Ltd.	8,578	23,064
Spark New Zealand, Ltd.	12,454	34,888
Xero, Ltd.†	896	41,178
		186,984
Norway — 2.0%
Adevinta ASA†	1,941	11,388
Aker BP ASA	2,107	60,416
DNB Bank ASA	111,667	1,767,907
Equinor ASA	78,436	2,587,100
Gjensidige Forsikring ASA	1,333	22,810
Kongsberg Gruppen ASA	596	18,079
Mowi ASA	2,756	34,922
Norsk Hydro ASA	8,960	48,200
Orkla ASA	5,003	36,326
Salmar ASA	392	13,202
Storebrand ASA	73,738	507,213
Telenor ASA	4,661	42,539
Yara International ASA	1,103	38,553
		5,188,655
Portugal — 0.1%
EDP - Energias de Portugal SA	18,494	80,063
Galp Energia SGPS SA	3,339	32,001
Jeronimo Martins SGPS SA	1,887	35,157
		147,221
Singapore — 1.1%
CapitaLand Ascendas REIT	22,400	41,750
CapitaLand Integrated Commercial Trust†	35,292	46,921
Capitaland Investment, Ltd.	17,300	41,671
City Developments, Ltd.	2,700	14,234
DBS Group Holdings, Ltd.	30,400	702,847
Genting Singapore, Ltd.	40,200	21,867
Keppel Corp., Ltd.	9,700	46,574
Mapletree Logistics Trust	21,811	23,551
Mapletree Pan Asia Commercial Trust	15,700	18,752
Oversea-Chinese Banking Corp., Ltd.	22,600	185,127
Singapore Airlines, Ltd.†	9,000	31,760
Singapore Exchange, Ltd.	5,700	37,370
Singapore Technologies Engineering, Ltd.	10,400	25,780
Singapore Telecommunications, Ltd.	55,010	101,251
United Overseas Bank, Ltd.	45,600	827,936
UOL Group, Ltd.†	3,100	14,293
Venture Corp., Ltd.	1,848	21,048
Wilmar International, Ltd.	267,800	712,968
		2,915,700
South Korea — 1.3%
KT Corp.	12,236	308,319
NAVER Corp.	1,890	251,892
Samsung Electronics Co., Ltd.	51,774	1,902,349
Samsung SDI Co., Ltd.	2,229	840,982
		3,303,542

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain — 1.9%
Acciona SA	165	$ 29,123
ACS Actividades de Construccion y Servicios SA	1,541	34,486
Aena SME SA*†	499	51,633
Amadeus IT Group SA†	9,238	427,617
Banco Bilbao Vizcaya Argentaria SA	227,221	1,020,577
Banco Santander SA†	113,949	264,846
CaixaBank SA	163,793	527,806
Cellnex Telecom SA*	3,626	111,794
EDP Renovaveis SA	1,920	39,461
Enagas SA	1,658	25,590
Endesa SA	2,116	31,719
Ferrovial SA	3,213	72,917
Grifols SA†	1,988	17,020
Iberdrola SA	209,078	1,943,668
Industria de Diseno Textil SA	7,278	150,330
Naturgy Energy Group SA	969	22,337
Red Electrica Corp. SA	2,704	41,415
Repsol SA	9,680	111,394
Siemens Gamesa Renewable Energy SA†	1,588	27,890
Telefonica SA	34,954	115,234
		5,066,857
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.	17,500	12,266
HKT Trust & HKT, Ltd.	25,000	29,240
Unibail-Rodamco-Westfield†	785	32,223
		73,729
Sweden — 2.2%
Alfa Laval AB	1,933	47,755
Assa Abloy AB, Class B	6,687	124,963
Atlas Copco AB, Class A	17,924	165,980
Atlas Copco AB, Class B†	10,399	86,041
Boliden AB	1,822	56,349
Electrolux AB, Class B	1,467	15,194
Elekta AB, Series B	52,928	267,822
Embracer Group AB†	4,470	26,496
Epiroc AB, Class A	4,392	62,822
Epiroc AB, Class B	2,596	32,651
EQT AB	1,989	38,264
Essity AB, Class B	4,057	80,082
Evolution AB*	1,220	96,078
Fastighets AB Balder, Class B†	4,203	16,612
Getinge AB, Class B	1,524	26,158
Hennes & Mauritz AB, Class B	4,866	44,972
Hexagon AB, Class B	12,985	120,387
Holmen AB, Class B	625	23,782
Husqvarna AB, Class B	2,791	15,382
Industrivarden AB, Class A	869	17,492
Industrivarden AB, Class C†	1,026	20,434
Indutrade AB	1,820	29,351
Investment AB Latour, Class B	987	16,197
Investor AB, Class A	3,322	50,835
Investor AB, Class B	12,160	177,253
Kinnevik AB, Class B†	1,613	21,076
L E Lundbergforetagen AB, Class B	505	18,156
Lifco AB, Class B†	1,553	21,439
Nibe Industrier AB, Class B	26,599	236,170
Sagax AB, Class B†	1,268	20,873
Sandvik AB	50,153	682,958
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Securitas AB, Class B	2,081	$ 14,488
Skandinaviska Enskilda Banken AB, Class A	10,858	103,067
Skanska AB, Class B	2,267	28,177
SKF AB, Class B	2,554	34,152
Svenska Cellulosa AB SCA, Class B	4,037	51,196
Svenska Handelsbanken AB, Class A	201,142	1,643,642
Swedbank AB, Class A	6,034	78,893
Swedish Match AB	10,174	100,726
Swedish Orphan Biovitrum AB†	1,125	21,778
Tele2 AB, Class B	3,781	32,612
Telefonaktiebolaget LM Ericsson, Class B	127,646	743,376
Telia Co. AB	17,710	50,974
Volvo AB, Class A	1,333	19,742
Volvo AB, Class B	10,075	142,161
Volvo Car AB, Class B†	3,970	17,121
		5,742,129
Switzerland — 10.0%
ABB, Ltd.	41,640	1,072,270
Adecco Group AG	1,075	29,520
Alcon, Inc.	17,625	1,020,664
Bachem Holding AG	221	13,748
Baloise Holding AG	305	38,882
Barry Callebaut AG	245	460,667
Chocoladefabriken Lindt & Spruengli AG†	1	99,151
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	72	695,700
Cie Financiere Richemont SA	5,981	561,217
Clariant AG	1,437	22,870
Coca-Cola HBC AG	1,341	28,221
Credit Suisse Group AG	17,660	69,600
EMS-Chemie Holding AG	47	29,581
Geberit AG	239	102,257
Givaudan SA	61	183,910
Holcim AG	3,698	150,870
Julius Baer Group, Ltd.	12,517	544,657
Kuehne & Nagel International AG	363	73,553
Logitech International SA	1,154	52,695
Lonza Group AG	1,730	841,314
Nestle SA	71,204	7,709,942
Novartis AG	32,562	2,482,307
Partners Group Holding AG	152	122,112
Roche Holding AG	20,022	6,528,354
Roche Holding AG (BR)	178	69,357
Schindler Holding AG	156	23,450
Schindler Holding AG (Participation Certificate)	271	42,037
SGS SA	42	89,713
SIG Group AG	2,040	41,447
Sika AG	2,972	595,138
Sonova Holding AG	358	78,728
Straumann Holding AG	745	67,802
Swatch Group AG	350	14,647
Swatch Group AG (BR)	193	43,344
Swiss Life Holding AG	210	92,524
Swiss Prime Site AG	511	40,650
Swiss Re AG	2,012	147,792
Swisscom AG	172	80,336
Temenos AG	423	28,483
UBS Group AG	23,465	338,975

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
VAT Group AG*	180	$ 36,340
Zurich Insurance Group AG	3,210	1,276,053
		26,040,878
Taiwan — 0.9%
Largan Precision Co., Ltd.	3,000	156,444
Taiwan Semiconductor Manufacturing Co., Ltd.	170,000	2,234,529
		2,390,973
United Kingdom — 16.4%
3i Group PLC	6,484	77,854
Abrdn PLC	14,528	22,077
Admiral Group PLC	1,197	25,403
Anglo American PLC (London)	8,477	256,076
Antofagasta PLC	83,017	1,024,035
Ashtead Group PLC	16,134	720,317
ASOS PLC†	16,291	101,929
Associated British Foods PLC	2,373	33,083
AstraZeneca PLC	29,347	3,227,291
AstraZeneca PLC ADR	22,219	1,218,490
Auto Trader Group PLC*	6,295	35,691
AVEVA Group PLC	804	28,009
Aviva PLC	18,849	80,960
BAE Systems PLC	21,054	184,977
Barclays PLC	111,635	177,981
Barratt Developments PLC	6,812	25,804
Berkeley Group Holdings PLC	745	27,308
BP PLC	128,897	612,951
Bridgepoint Group PLC*	61,563	128,294
British American Tobacco PLC	14,369	513,827
British Land Co. PLC	5,866	22,636
BT Group PLC	46,292	62,590
Bunzl PLC	35,365	1,076,232
Burberry Group PLC	47,757	952,328
Close Brothers Group PLC	10,531	108,603
Coca-Cola Europacific Partners PLC	1,368	58,304
Compass Group PLC	53,006	1,059,548
Croda International PLC	931	66,505
Diageo PLC	55,208	2,314,085
Direct Line Insurance Group PLC	98,766	203,165
Dr. Martens PLC	71,026	174,038
Great Portland Estates PLC	51,018	249,670
GSK PLC	52,841	770,738
GSK PLC ADR	14,305	420,996
Haleon PLC†	131,213	405,985
Haleon PLC ADR†	19,507	118,798
Halma PLC	2,530	56,968
Hargreaves Lansdown PLC	2,370	22,748
Hikma Pharmaceuticals PLC	1,106	16,745
HSBC Holdings PLC	395,984	2,051,952
Imperial Brands PLC	6,023	124,289
Informa PLC	9,776	56,320
InterContinental Hotels Group PLC	1,226	58,818
Intertek Group PLC	1,075	44,226
J Sainsbury PLC	11,656	22,513
JD Sports Fashion PLC	17,182	18,766
Johnson Matthey PLC	20,474	416,284
Kingfisher PLC	406,043	986,357
Land Securities Group PLC	4,692	26,986
Legal & General Group PLC	39,831	95,316
Lloyds Banking Group PLC	1,405,680	642,205
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
London Stock Exchange Group PLC	2,199	$ 185,427
M&G PLC	17,153	31,579
Melrose Industries PLC	363,571	405,937
Mondi PLC	3,234	49,954
National Grid PLC	180,514	1,862,876
NatWest Group PLC	35,707	89,112
Next PLC	7,986	424,302
Ocado Group PLC†	3,851	19,997
Pearson PLC	4,470	42,839
Persimmon PLC	22,390	308,242
Phoenix Group Holdings PLC	4,994	29,076
Prudential PLC	91,083	894,898
Reckitt Benckiser Group PLC	30,803	2,035,814
RELX PLC	57,239	1,397,354
Rentokil Initial PLC	12,434	65,656
Rio Tinto PLC	7,501	406,281
Rolls-Royce Holdings PLC†	55,747	42,841
Sage Group PLC	6,782	52,179
Schroders PLC	4,870	21,085
Segro PLC	8,061	67,545
Severn Trent PLC	1,667	43,578
Shell PLC	49,624	1,234,660
Shell PLC (XAMS)	123,517	3,081,260
Shell PLC ADR	12,033	598,762
Smith & Nephew PLC	74,331	857,545
Smiths Group PLC	2,501	41,916
Spirax-Sarco Engineering PLC	492	56,516
SSE PLC	36,140	612,756
St. James's Place PLC	3,627	41,373
Standard Chartered PLC	56,169	353,294
Taylor Wimpey PLC	23,774	23,183
Tesco PLC	408,527	935,412
Unilever PLC	71,584	3,149,685
Unilever PLC	11,407	503,090
United Utilities Group PLC	4,543	44,988
Vodafone Group PLC	486,558	547,999
Vodafone Group PLC ADR	52,103	590,327
Whitbread PLC	16,490	421,081
		42,797,490
United States — 1.3%
Autoliv, Inc. SDR	5,085	343,398
Booking Holdings, Inc.†	592	972,780
Broadcom, Inc.	2,293	1,018,115
Lululemon Athletica, Inc.†	2,607	728,813
MercadoLibre, Inc.†	261	216,050
		3,279,156
Total Common Stocks (cost $282,005,888)		253,811,660
UNAFFILIATED INVESTMENT COMPANIES — 1.0%
United States — 1.0%
iShares MSCI EAFE ETF (cost $2,851,380)	46,500	2,604,465
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	8,154	3,636

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
RIGHTS — 0.0%
Sweden — 0.0%
Securitas AB Expires 10/11/2022† (cost $4,201)	8,324	$ 3,473
Total Long-Term Investment Securities (cost $284,861,469)		256,423,234
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
1.56%, 03/23/2023(2)	$ 125,000	122,825
3.84%, 09/07/2023(2)	100,000	96,374
		219,199
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%(3)	127,682	127,682
T. Rowe Price Government Reserve Fund 3.07%(3)	100	100
		127,782
Total Short-Term Investments (cost $348,214)		346,981
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.83% dated 09/30/2022, to be repurchased 10/03/2022 in the amount of $1,051,542 and collateralized by $889,000 bearing interest at 0.13% due 07/15/2024 and having an approximate value of $1,072,539 (cost $1,051,469)	1,051,469	1,051,469
TOTAL INVESTMENTS (cost $286,261,152)(4)	98.9%	257,821,684
Other assets less liabilities	1.1	2,926,232
NET ASSETS	100.0%	$260,747,916
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed International Equity Portfolio has no right to demand registration of these securities. At September 30, 2022, the aggregate value of these securities was $3,659,306 representing 1.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of September 30, 2022.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt
XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
28	Long	MSCI EAFE Index	December 2022	$2,548,658	$2,324,840	$(223,818)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$ —	$ 12,813,632	$288	$ 12,813,920
Brazil	434,541	—	—	434,541
Canada	5,737,645	—	—	5,737,645
Cayman Islands	517,763	1,732,705	—	2,250,468
Germany	1,049,082	20,473,930	—	21,523,012
India	939,978	481,342	—	1,421,320
Israel	900,278	461,149	—	1,361,427
Netherlands	865,581	10,889,331	—	11,754,912
United Kingdom	3,005,677	39,791,813	—	42,797,490
United States	2,935,758	343,398	—	3,279,156
Other Countries	—	150,437,769	—	150,437,769
Unaffiliated Investment Companies	2,604,465	—	—	2,604,465
Warrants	3,636	—	—	3,636
Rights	—	3,473	—	3,473
Short-Term Investments:
U.S. Government	—	219,199	—	219,199
Other Short-Term Investments	127,782	—	—	127,782
Repurchase Agreements	—	1,051,469	—	1,051,469
Total Investments at Value	$19,122,186	$238,699,210	$288	$257,821,684
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 223,818	$ —	$ —	$ 223,818
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO PROFILE — September 30, 2022— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	67.9%
Collateralized Mortgage Obligations	9.1
Banks	7.6
Other Asset Backed Securities	4.5
Electric	3.6
Repurchase Agreements	2.7
Foreign Government Obligations	1.9
Pipelines	1.6
Media	1.5
Oil & Gas	1.2
Telecommunications	1.1
Semiconductors	1.0
REITS	0.9
Auto Loan Receivables	0.8
Insurance	0.8
Software	0.8
Commercial Services	0.7
Healthcare-Services	0.7
Diversified Financial Services	0.7
Entertainment	0.6
Retail	0.6
Pharmaceuticals	0.5
Short-Term Investments	0.5
Municipal Securities	0.4
Healthcare-Products	0.4
Beverages	0.4
Food	0.4
Agriculture	0.4
Trucking & Leasing	0.4
Biotechnology	0.4
Internet	0.4
Computers	0.3
Auto Manufacturers	0.3
Aerospace/Defense	0.3
Gas	0.2
Chemicals	0.2
Packaging & Containers	0.2
Mining	0.2
Office/Business Equipment	0.2
Machinery-Diversified	0.2
Credit Card Receivables	0.2
Building Materials	0.2
Environmental Control	0.2
Engineering & Construction	0.2
Miscellaneous Manufacturing	0.1
Home Equity	0.1
Multi-National	0.1
Transportation	0.1
Energy-Alternate Sources	0.1
Cosmetics/Personal Care	0.1
Water	0.1
Iron/Steel	0.1
Lodging	0.1
Home Builders	0.1
Forest Products & Paper	0.1
Machinery-Construction & Mining	0.1
Electronics	0.1
118.7%
Credit Quality†#
Aaa	63.9%
Aa	0.8
A	8.0
Baa	14.6

Ba	3.0%
B	0.7
Caa	0.4
Ca	0.1
Not Rated@	8.5
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 30.5%
Aerospace/Defense — 0.3%
Boeing Co.
5.04%, 05/01/2027	$ 1,360,000	$ 1,310,172
L3Harris Technologies, Inc.
2.90%, 12/15/2029	190,000	160,475
Northrop Grumman Corp.
5.15%, 05/01/2040	585,000	547,695
Raytheon Technologies Corp.
3.75%, 11/01/2046	160,000	120,417
4.63%, 11/16/2048	195,000	168,145
Spirit AeroSystems, Inc.
7.50%, 04/15/2025*	35,000	32,978
		2,339,882
Agriculture — 0.4%
BAT Capital Corp.
2.73%, 03/25/2031	305,000	226,985
4.74%, 03/16/2032	785,000	656,683
4.76%, 09/06/2049	50,000	34,077
5.65%, 03/16/2052	300,000	228,716
BAT International Finance PLC
4.45%, 03/16/2028	940,000	837,782
Kernel Holding SA
6.50%, 10/17/2024	540,000	205,200
Reynolds American, Inc.
5.70%, 08/15/2035	1,035,000	875,300
		3,064,743
Airlines — 0.0%
American Airlines, Inc.
11.75%, 07/15/2025*	60,000	62,660
British Airways Pass Through Trust
2.90%, 09/15/2036*	98,279	79,866
United Airlines, Inc.
4.63%, 04/15/2029*	70,000	57,921
		200,447
Apparel — 0.0%
William Carter Co.
5.63%, 03/15/2027*	151,000	141,176
Auto Manufacturers — 0.3%
BMW US Capital LLC
3.90%, 04/09/2025*	93,000	90,241
Ford Motor Co.
3.25%, 02/12/2032	130,000	93,643
4.75%, 01/15/2043	33,000	21,866
6.10%, 08/19/2032	38,000	33,501
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	270,000	210,600
General Motors Co.
4.88%, 10/02/2023	780,000	776,786
5.40%, 10/15/2029	82,000	75,608
General Motors Financial Co., Inc.
2.70%, 06/10/2031	63,000	46,247
2.75%, 06/20/2025	104,000	95,799
3.60%, 06/21/2030	1,005,000	814,070
PACCAR Financial Corp.
4.95%, 10/03/2025	43,000	43,141
Toyota Motor Credit Corp.
1.90%, 04/06/2028	142,000	120,817
		2,422,319
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment — 0.0%
Aptiv PLC /Aptiv Corp.
3.25%, 03/01/2032	$ 17,000	$ 13,535
Banks — 7.6%
Banco Santander SA
3.89%, 05/24/2024	200,000	194,678
Bank of America Corp.
1.49%, 05/19/2024	154,000	150,210
1.66%, 03/11/2027	1,005,000	870,829
1.90%, 07/23/2031	125,000	93,076
1.92%, 10/24/2031	260,000	192,321
2.46%, 10/22/2025	1,084,000	1,014,932
2.57%, 10/20/2032	255,000	195,031
2.69%, 04/22/2032	1,690,000	1,319,441
3.31%, 04/22/2042	1,051,000	738,882
3.38%, 04/02/2026	63,000	59,511
3.85%, 03/08/2037	158,000	127,475
3.86%, 07/23/2024	295,000	290,987
3.95%, 01/23/2049	595,000	440,799
4.08%, 04/23/2040	135,000	107,120
4.08%, 03/20/2051	1,535,000	1,157,822
4.18%, 11/25/2027	87,000	80,600
4.38%, 04/27/2028	510,000	477,888
4.44%, 01/20/2048	235,000	190,357
4.57%, 04/27/2033	40,000	35,827
4.95%, 07/22/2028	775,000	744,646
5.02%, 07/22/2033	445,000	412,805
6.11%, 01/29/2037	119,000	114,534
Bank of Montreal
1.50%, 01/10/2025	48,000	44,150
3.70%, 06/07/2025	111,000	106,680
Bank of Nova Scotia
4.59%, 05/04/2037	136,000	114,029
BankUnited, Inc.
4.88%, 11/17/2025	146,000	142,215
5.13%, 06/11/2030	339,000	315,528
Barclays PLC
3.56%, 09/23/2035	208,000	152,842
5.75%, 08/09/2033	235,000	213,484
BNP Paribas SA
1.32%, 01/13/2027*	370,000	315,341
1.68%, 06/30/2027*	200,000	169,179
2.16%, 09/15/2029*	235,000	183,837
2.22%, 06/09/2026*	705,000	633,896
Canadian Imperial Bank of Commerce
0.95%, 10/23/2025	71,000	62,586
Citigroup, Inc.
1.28%, 11/03/2025	430,000	392,800
2.52%, 11/03/2032	485,000	367,503
2.57%, 06/03/2031	32,000	25,169
2.67%, 01/29/2031	665,000	530,571
2.90%, 11/03/2042	28,000	17,863
3.52%, 10/27/2028	210,000	187,453
3.67%, 07/24/2028	63,000	56,717
4.08%, 04/23/2029	405,000	366,577
4.45%, 09/29/2027	165,000	152,736
5.61%, 09/29/2026	95,000	94,476
5.88%, 02/22/2033	116,000	111,159
6.00%, 10/31/2033	309,000	297,622
Citizens Financial Group, Inc.
2.64%, 09/30/2032	282,000	205,599

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	$ 286,000	$ 248,661
Credit Suisse Group AG
6.44%, 08/11/2028*	620,000	576,568
6.54%, 08/12/2033*	1,515,000	1,361,604
Danske Bank A/S
0.98%, 09/10/2025*	200,000	181,102
Deutsche Bank AG
2.31%, 11/16/2027	905,000	734,103
3.74%, 01/07/2033	200,000	129,645
Development Bank of Japan, Inc.
1.75%, 02/18/2025*	268,000	251,440
First Horizon Bank
5.75%, 05/01/2030	250,000	242,530
Goldman Sachs Group, Inc.
0.93%, 10/21/2024	350,000	332,203
1.54%, 09/10/2027	126,000	106,450
1.99%, 01/27/2032	210,000	155,255
2.38%, 07/21/2032	1,466,000	1,105,343
2.62%, 04/22/2032	1,465,000	1,135,562
2.65%, 10/21/2032	150,000	114,970
3.10%, 02/24/2033	210,000	166,793
3.21%, 04/22/2042	80,000	54,201
3.50%, 11/16/2026	121,000	111,824
4.41%, 04/23/2039	210,000	173,999
4.48%, 08/23/2028	855,000	802,415
6.25%, 02/01/2041	575,000	571,051
6.75%, 10/01/2037	206,000	205,317
HSBC Holdings PLC
1.59%, 05/24/2027	785,000	656,060
2.25%, 11/22/2027	200,000	168,038
4.18%, 12/09/2025	228,000	218,113
4.58%, 06/19/2029	425,000	378,838
4.76%, 03/29/2033	1,950,000	1,600,514
5.21%, 08/11/2028	1,890,000	1,766,909
5.40%, 08/11/2033	1,055,000	938,099
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	215,000	127,671
JPMorgan Chase & Co.
2.01%, 03/13/2026	342,000	313,202
2.07%, 06/01/2029	80,000	64,857
2.53%, 11/19/2041	322,000	201,020
2.55%, 11/08/2032	1,068,000	810,415
2.58%, 04/22/2032	370,000	286,806
3.11%, 04/22/2041 to 04/22/2051	605,000	401,619
3.16%, 04/22/2042	1,100,000	753,141
3.51%, 01/23/2029	1,230,000	1,088,022
3.70%, 05/06/2030	400,000	349,195
3.80%, 07/23/2024	1,455,000	1,435,111
3.96%, 01/29/2027	1,560,000	1,471,990
4.08%, 04/26/2026	153,000	147,310
4.85%, 07/25/2028	1,065,000	1,022,585
4.91%, 07/25/2033	330,000	304,311
5.72%, 09/14/2033	129,000	121,988
6.13%, 04/30/2024(1)	127,000	122,720
Mitsubishi UFJ Financial Group, Inc.
4.79%, 07/18/2025	200,000	197,373
Mizuho Financial Group, Inc.
2.56%, 09/13/2025	332,000	311,885
Morgan Stanley
1.16%, 10/21/2025	394,000	359,085
Security Description	Shares or Principal Amount	Value

Banks (continued)
1.51%, 07/20/2027	$ 164,000	$ 139,677
1.59%, 05/04/2027	690,000	596,219
1.79%, 02/13/2032	1,055,000	771,016
1.93%, 04/28/2032	830,000	605,936
2.24%, 07/21/2032	700,000	525,852
2.48%, 01/21/2028	900,000	786,600
2.48%, 09/16/2036	17,000	12,183
2.51%, 10/20/2032	360,000	275,122
2.70%, 01/22/2031	820,000	664,832
3.13%, 07/27/2026	1,445,000	1,330,576
3.22%, 04/22/2042	94,000	65,511
3.63%, 01/20/2027	303,000	281,858
3.88%, 01/27/2026	860,000	820,333
4.21%, 04/20/2028	330,000	308,787
4.68%, 07/17/2026	425,000	413,832
4.89%, 07/20/2033	80,000	74,125
5.30%, 04/20/2037	102,000	91,653
Natwest Group PLC
3.03%, 11/28/2035	200,000	141,713
Regions Financial Corp.
7.38%, 12/10/2037	154,000	167,994
Signature Bank
4.00%, 10/15/2030	266,000	247,676
Societe Generale SA
6.22%, 06/15/2033*	2,420,000	2,145,291
SVB Financial Group
4.35%, 04/29/2028	165,000	153,366
Swedbank AB
1.54%, 11/16/2026*	254,000	220,587
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	128,000	110,267
Toronto-Dominion Bank
3.77%, 06/06/2025	79,000	76,332
4.69%, 09/15/2027	192,000	185,605
Truist Bank
2.25%, 03/11/2030	815,000	638,815
Truist Financial Corp.
4.26%, 07/28/2026	69,000	67,106
UBS Group AG
1.49%, 08/10/2027*	200,000	168,016
4.75%, 05/12/2028*	625,000	586,698
US Bancorp
2.49%, 11/03/2036	259,000	194,661
Valley National Bancorp
3.00%, 06/15/2031	175,000	154,758
Wells Fargo & Co.
2.39%, 06/02/2028	42,000	36,019
2.41%, 10/30/2025	1,060,000	989,551
3.00%, 04/22/2026 to 10/23/2026	1,450,000	1,319,382
3.07%, 04/30/2041	74,000	50,790
3.35%, 03/02/2033	505,000	409,539
3.91%, 04/25/2026	840,000	803,013
4.30%, 07/22/2027	387,000	361,821
4.61%, 04/25/2053	61,000	49,559
4.81%, 07/25/2028	725,000	691,451
4.90%, 07/25/2033	2,000,000	1,843,867
5.61%, 01/15/2044	55,000	49,457
Zions Bancorp NA
3.25%, 10/29/2029	250,000	205,347
		58,480,489

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages — 0.4%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	$ 278,000	$ 241,604
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	179,000	148,237
4.75%, 04/15/2058	869,000	713,168
5.45%, 01/23/2039	740,000	705,150
Constellation Brands, Inc.
2.25%, 08/01/2031	120,000	92,181
3.15%, 08/01/2029	325,000	279,190
4.35%, 05/09/2027	37,000	35,491
4.65%, 11/15/2028	5,000	4,721
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	835,000	758,357
PepsiCo, Inc.
2.25%, 03/19/2025	74,000	70,001
3.60%, 02/18/2028	48,000	45,348
3.90%, 07/18/2032	72,000	66,556
4.20%, 07/18/2052	16,000	14,154
		3,174,158
Biotechnology — 0.4%
Amgen, Inc.
2.80%, 08/15/2041	183,000	124,907
3.15%, 02/21/2040	45,000	32,458
4.88%, 03/01/2053	36,000	31,669
CSL Finance PLC
4.05%, 04/27/2029*	595,000	548,036
4.25%, 04/27/2032*	600,000	547,753
4.75%, 04/27/2052*	42,000	36,138
Royalty Pharma PLC
2.15%, 09/02/2031	976,000	718,914
2.20%, 09/02/2030	840,000	640,251
3.35%, 09/02/2051	285,000	171,846
		2,851,972
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	745,000	633,250
Carrier Global Corp.
3.38%, 04/05/2040	98,000	70,850
PGT Innovations, Inc.
4.38%, 10/01/2029*	18,000	14,765
Standard Industries, Inc.
3.38%, 01/15/2031*	26,000	18,286
4.38%, 07/15/2030*	710,000	543,150
		1,280,301
Chemicals — 0.2%
Albemarle Corp.
4.65%, 06/01/2027	76,000	72,849
5.65%, 06/01/2052	77,000	68,254
Braskem Netherlands Finance BV
4.50%, 01/31/2030*	202,000	163,256
Cabot Corp.
5.00%, 06/30/2032	60,000	53,860
Celanese US Holdings LLC
5.90%, 07/05/2024	87,000	85,794
6.17%, 07/15/2027	765,000	724,000
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
CF Industries, Inc.
5.38%, 03/15/2044	$ 97,000	$ 82,429
Ecolab, Inc.
2.70%, 12/15/2051	95,000	60,489
Methanex Corp.
5.13%, 10/15/2027	27,000	22,680
Minerals Technologies, Inc.
5.00%, 07/01/2028*	36,000	31,332
RPM International, Inc.
2.95%, 01/15/2032	35,000	26,937
4.55%, 03/01/2029	141,000	128,480
Sherwin-Williams Co.
4.05%, 08/08/2024	32,000	31,467
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	16,000	9,440
Westlake Corp.
3.13%, 08/15/2051	6,000	3,696
3.38%, 08/15/2061	78,000	45,098
		1,610,061
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	23,000	22,353
Commercial Services — 0.7%
Ashtead Capital, Inc.
4.38%, 08/15/2027*	1,000,000	917,370
5.50%, 08/11/2032*	400,000	371,246
Brink's Co.
4.63%, 10/15/2027*	46,000	40,842
Cintas Corp. No 2
3.45%, 05/01/2025	44,000	42,481
Deluxe Corp.
8.00%, 06/01/2029*	40,000	32,488
Ford Foundation
2.82%, 06/01/2070	85,000	50,529
Garda World Security Corp.
6.00%, 06/01/2029*	30,000	21,996
Gartner, Inc.
3.63%, 06/15/2029*	195,000	162,337
3.75%, 10/01/2030*	220,000	180,102
Global Payments, Inc.
2.15%, 01/15/2027	225,000	192,531
3.20%, 08/15/2029	920,000	766,565
5.30%, 08/15/2029	400,000	376,178
Hertz Corp.
5.00%, 12/01/2029*	26,000	19,337
Howard University
2.29%, 10/01/2026	100,000	89,264
2.70%, 10/01/2029	250,000	211,982
2.80%, 10/01/2030	100,000	83,210
2.90%, 10/01/2031	100,000	81,769
3.48%, 10/01/2041	95,000	69,701
Korn Ferry International
4.63%, 12/15/2027*	19,000	16,779
Metis Merger Sub LLC
6.50%, 05/15/2029*	30,000	23,400
Moody's Corp.
4.25%, 08/08/2032	41,000	37,156
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*	39,000	29,290

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/2028*	$ 5,000	$ 4,963
Paysafe Finance PLC/Paysafe Holdings US Corp.
4.00%, 06/15/2029*	30,000	20,956
PROG Holdings, Inc.
6.00%, 11/15/2029*	29,000	23,171
Quanta Services, Inc.
3.05%, 10/01/2041	53,000	33,682
Rent-A-Center, Inc.
6.38%, 02/15/2029*	40,000	31,200
S&P Global, Inc.
2.70%, 03/01/2029*	118,000	102,040
Service Corp. International
3.38%, 08/15/2030	560,000	437,970
5.13%, 06/01/2029	724,000	657,957
Sotheby's
7.38%, 10/15/2027*	85,000	78,072
TriNet Group, Inc.
3.50%, 03/01/2029*	28,000	22,806
Triton Container International, Ltd.
2.05%, 04/15/2026*	216,000	183,340
3.15%, 06/15/2031*	206,000	150,875
		5,563,585
Computers — 0.3%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	40,000	34,095
Apple, Inc.
1.40%, 08/05/2028	152,000	126,586
2.70%, 08/05/2051	37,000	24,422
2.80%, 02/08/2061	62,000	38,598
3.95%, 08/08/2052	77,000	64,300
4.10%, 08/08/2062	54,000	44,268
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	930,000	800,045
4.00%, 07/01/2029*	175,000	149,723
Condor Merger Sub, Inc.
7.38%, 02/15/2030*	55,000	44,966
Dell International LLC/EMC Corp.
3.38%, 12/15/2041*	102,000	63,117
8.10%, 07/15/2036	69,000	73,014
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	233,000	207,298
HP, Inc.
5.50%, 01/15/2033	41,000	36,384
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	81,000	65,058
3.15%, 10/15/2031	290,000	194,453
Leidos, Inc.
3.63%, 05/15/2025	475,000	455,221
4.38%, 05/15/2030	79,000	69,237
NCR Corp.
5.13%, 04/15/2029*	26,000	19,501
Seagate HDD Cayman
4.09%, 06/01/2029	25,000	20,069
		2,530,355
Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co.
3.25%, 08/15/2032	69,000	61,488
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Coty, Inc.
5.00%, 04/15/2026*	$ 25,000	$ 22,761
Edgewell Personal Care Co.
4.13%, 04/01/2029*	46,000	38,180
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2029*	250,000	217,887
3.63%, 03/24/2032*	250,000	212,018
4.00%, 03/24/2052*	250,000	185,018
		737,352
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
3.30%, 01/30/2032	620,000	466,282
AG Issuer LLC
6.25%, 03/01/2028*	63,000	54,502
American Express Co.
3.95%, 08/01/2025	79,000	76,516
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	35,000	29,292
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*	30,000	26,190
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	30,000	26,276
Capital One Financial Corp.
1.88%, 11/02/2027	1,485,000	1,260,965
5.25%, 07/26/2030	1,575,000	1,466,643
5.27%, 05/10/2033	640,000	591,131
Charles Schwab Corp.
2.45%, 03/03/2027	53,000	47,562
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	40,000	27,900
Curo Group Holdings Corp.
7.50%, 08/01/2028*	31,000	15,181
Enact Holdings, Inc.
6.50%, 08/15/2025*	37,000	35,361
Enova International, Inc.
8.50%, 09/01/2024 to 09/15/2025*	61,000	54,021
goeasy, Ltd.
4.38%, 05/01/2026*	13,000	11,342
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	210,000	198,623
4.60%, 03/15/2033	105,000	97,798
4.95%, 06/15/2052	156,000	138,486
5.20%, 06/15/2062	58,000	51,907
LFS Topco LLC
5.88%, 10/15/2026*	24,000	19,080
LPL Holdings, Inc.
4.00%, 03/15/2029*	59,000	50,603
NFP Corp.
4.88%, 08/15/2028*	10,000	8,533
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
3.63%, 03/01/2029*	17,000	13,084
Synchrony Financial
2.88%, 10/28/2031	30,000	21,321
4.50%, 07/23/2025	416,000	396,758
USAA Capital Corp.
3.38%, 05/01/2025*	150,000	144,505
		5,329,862

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric — 3.6%
AES Corp.
2.45%, 01/15/2031	$ 133,000	$ 101,746
3.30%, 07/15/2025*	530,000	488,729
Alabama Power Co.
3.45%, 10/01/2049	595,000	421,389
4.15%, 08/15/2044	445,000	360,511
Avangrid, Inc.
3.20%, 04/15/2025	250,000	236,416
Baltimore Gas and Electric Co.
4.55%, 06/01/2052	30,000	25,741
Calpine Corp.
3.75%, 03/01/2031*	48,000	37,560
5.00%, 02/01/2031*	31,000	24,631
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	555,000	466,495
4.97%, 05/01/2046	35,000	29,648
CMS Energy Corp.
3.75%, 12/01/2050	55,000	40,425
4.75%, 06/01/2050	73,000	61,685
Colbun SA
3.15%, 01/19/2032*	200,000	152,805
Commonwealth Edison Co.
3.65%, 06/15/2046	465,000	348,981
4.00%, 03/01/2048	240,000	192,247
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	490,000	325,127
3.60%, 06/15/2061	121,000	83,076
Dominion Energy South Carolina, Inc.
5.10%, 06/01/2065	143,000	128,622
Dominion Energy, Inc.
5.75%, 10/01/2054	80,000	74,481
DTE Electric Co.
3.95%, 03/01/2049	108,000	86,604
DTE Energy Co.
4.22%, 11/01/2024(2)	48,000	47,061
Duke Energy Carolinas LLC
3.45%, 04/15/2051	200,000	142,814
3.55%, 03/15/2052	33,000	24,031
4.00%, 09/30/2042	145,000	116,598
6.00%, 01/15/2038	40,000	41,217
6.10%, 06/01/2037	10,000	9,876
Duke Energy Corp.
2.55%, 06/15/2031	1,405,000	1,102,332
4.50%, 08/15/2032	720,000	651,111
Duke Energy Indiana LLC
2.75%, 04/01/2050	675,000	419,135
4.90%, 07/15/2043	135,000	118,288
Duke Energy Progress LLC
4.00%, 04/01/2052	260,000	203,676
4.15%, 12/01/2044	900,000	725,783
Emera US Finance LP
4.75%, 06/15/2046	106,000	83,249
Enel Finance International NV
5.00%, 06/15/2032*	1,185,000	1,010,275
Entergy Louisiana LLC
4.75%, 09/15/2052	26,000	22,611
Entergy Mississippi LLC
3.50%, 06/01/2051	44,000	31,076
Security Description	Shares or Principal Amount	Value

Electric (continued)
Entergy Texas, Inc.
4.50%, 03/30/2039	$ 121,000	$ 100,928
5.00%, 09/15/2052	26,000	23,236
Evergy, Inc.
2.90%, 09/15/2029	925,000	764,178
Exelon Corp.
4.10%, 03/15/2052*	125,000	96,442
4.70%, 04/15/2050	70,000	58,540
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	106,000	82,795
Georgia Power Co.
3.25%, 03/15/2051	109,000	71,886
4.30%, 03/15/2042	550,000	438,866
4.70%, 05/15/2032	270,000	252,862
4.75%, 09/01/2040	195,000	163,944
Interstate Power & Light Co.
3.50%, 09/30/2049	78,000	55,607
Investment Energy Resources, Ltd.
6.25%, 04/26/2029*	200,000	169,323
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	925,000	887,267
ITC Holdings Corp.
2.95%, 05/14/2030*	605,000	496,724
4.95%, 09/22/2027*	59,000	57,559
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	435,000	345,137
Liberty Utilities Finance GP
2.05%, 09/15/2030*	66,000	49,946
MidAmerican Energy Co.
3.15%, 04/15/2050	430,000	292,339
3.65%, 08/01/2048	240,000	181,548
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	78,000	73,004
4.15%, 12/15/2032	96,000	87,842
4.75%, 04/30/2043	94,000	85,527
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/2024	54,000	52,458
4.63%, 07/15/2027	1,185,000	1,145,294
NRG Energy, Inc.
2.45%, 12/02/2027*	585,000	478,909
3.63%, 02/15/2031*	75,000	58,500
Oglethorpe Power Corp.
4.50%, 04/01/2047*	330,000	257,881
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032*	76,000	70,752
Pacific Gas & Electric Co.
2.10%, 08/01/2027	230,000	185,925
2.50%, 02/01/2031	1,585,000	1,153,328
3.95%, 12/01/2047	105,000	66,689
4.30%, 03/15/2045	97,000	64,375
4.40%, 03/01/2032	640,000	526,232
4.50%, 07/01/2040	40,000	29,101
4.95%, 06/08/2025 to 07/01/2050	2,420,000	1,785,591
5.25%, 03/01/2052	235,000	177,514
5.90%, 06/15/2032	755,000	688,498
PacifiCorp
4.13%, 01/15/2049	122,000	96,978

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	$ 65,000	$ 56,352
Public Service Co. of Colorado
2.70%, 01/15/2051	175,000	110,575
3.70%, 06/15/2028	128,000	119,517
4.10%, 06/15/2048	89,000	72,508
Public Service Co. of Oklahoma
2.20%, 08/15/2031	94,000	73,169
Puget Energy, Inc.
3.65%, 05/15/2025	1,840,000	1,740,569
Sempra Energy
3.40%, 02/01/2028	820,000	741,445
3.80%, 02/01/2038	355,000	276,781
Sierra Pacific Power Co.
2.60%, 05/01/2026	115,000	106,175
Southern California Edison Co.
2.75%, 02/01/2032	815,000	645,538
2.85%, 08/01/2029	55,000	46,383
3.65%, 02/01/2050	210,000	143,711
4.00%, 04/01/2047	374,000	272,486
4.20%, 06/01/2025	69,000	67,327
4.70%, 06/01/2027	855,000	829,845
Southern Co.
3.70%, 04/30/2030	200,000	176,023
4.48%, 08/01/2024(2)	81,000	79,981
Union Electric Co.
2.95%, 06/15/2027	101,000	92,080
3.90%, 04/01/2052	47,000	36,905
Vistra Operations Co. LLC
5.00%, 07/31/2027*	130,000	117,422
Xcel Energy, Inc.
1.75%, 03/15/2027	1,535,000	1,326,261
4.60%, 06/01/2032	335,000	310,479
		27,551,109
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	32,000	23,737
EnerSys
4.38%, 12/15/2027*	44,000	38,830
		62,567
Electronics — 0.1%
Agilent Technologies, Inc.
2.30%, 03/12/2031	72,000	56,166
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	58,000	53,796
Imola Merger Corp.
4.75%, 05/15/2029*	30,000	25,310
Trimble, Inc.
4.90%, 06/15/2028	39,000	37,090
TTM Technologies, Inc.
4.00%, 03/01/2029*	40,000	32,213
Vontier Corp.
2.95%, 04/01/2031	223,000	160,382
		364,957
Energy-Alternate Sources — 0.1%
Energo-Pro AS
8.50%, 02/04/2027*	580,000	537,631
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources (continued)
FS Luxembourg SARL
10.00%, 12/15/2025*	$ 200,000	$ 201,947
		739,578
Engineering & Construction — 0.1%
International Airport Finance SA
12.00%, 03/15/2033*	929,072	855,166
VM Consolidated, Inc.
5.50%, 04/15/2029*	30,000	25,795
		880,961
Entertainment — 0.6%
AMC Entertainment Holdings, Inc.
10.00%, 06/15/2026*	40,000	27,300
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	28,000	26,985
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	28,000	22,445
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	90,000	74,736
Warnermedia Holdings, Inc.
3.64%, 03/15/2025*	790,000	748,147
4.28%, 03/15/2032*	1,440,000	1,184,663
5.05%, 03/15/2042*	60,000	44,895
5.14%, 03/15/2052*	3,205,000	2,329,453
5.39%, 03/15/2062*	96,000	69,591
		4,528,215
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	1,175,000	1,071,071
Covanta Holding Corp.
5.00%, 09/01/2030	48,000	37,620
Harsco Corp.
5.75%, 07/31/2027*	31,000	19,368
Waste Connections, Inc.
2.20%, 01/15/2032	121,000	93,616
4.20%, 01/15/2033	32,000	28,991
		1,250,666
Food — 0.4%
C&S Group Enterprises LLC
5.00%, 12/15/2028*	62,000	45,830
Conagra Brands, Inc.
5.40%, 11/01/2048	245,000	211,053
7.00%, 10/01/2028	118,000	121,986
Hormel Foods Corp.
0.65%, 06/03/2024	113,000	105,663
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/2027*	800,000	683,496
Kraft Heinz Foods Co.
4.38%, 06/01/2046	146,000	113,500
4.88%, 10/01/2049	43,000	35,440
Mondelez International, Inc.
3.00%, 03/17/2032	585,000	480,492
NBM US Holdings, Inc.
7.00%, 05/14/2026*	675,000	651,388
Nestle Holdings, Inc.
3.50%, 09/24/2025*	184,000	178,423

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Performance Food Group, Inc.
5.50%, 10/15/2027*	$ 29,000	$ 26,356
Post Holdings, Inc.
4.50%, 09/15/2031*	28,000	22,540
Simmons Foods, Inc.
4.63%, 03/01/2029*	19,000	15,533
Smithfield Foods, Inc.
4.25%, 02/01/2027*	81,000	75,025
5.20%, 04/01/2029*	70,000	65,349
Sysco Corp.
4.45%, 03/15/2048	181,000	146,984
4.50%, 04/01/2046	101,000	83,233
5.95%, 04/01/2030	25,000	25,305
6.60%, 04/01/2050	39,000	40,937
		3,128,533
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
0.95%, 05/15/2026*	395,000	342,193
Glatfelter Corp.
4.75%, 11/15/2029*	29,000	16,675
Suzano Austria GmbH
3.13%, 01/15/2032	74,000	53,258
3.75%, 01/15/2031	51,000	39,956
		452,082
Gas — 0.2%
Atmos Energy Corp.
5.75%, 10/15/2052	74,000	73,856
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024	615,000	583,400
NiSource, Inc.
3.49%, 05/15/2027	525,000	482,325
3.60%, 05/01/2030	689,000	600,955
Spire Missouri, Inc.
3.30%, 06/01/2051	46,000	31,253
		1,771,789
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
2.30%, 02/24/2025	116,000	109,439
3.00%, 05/15/2032	50,000	40,871
4.00%, 03/15/2060	167,000	143,986
		294,296
Healthcare-Products — 0.4%
Alcon Finance Corp.
2.75%, 09/23/2026*	535,000	478,498
3.00%, 09/23/2029*	560,000	472,378
Baxter International, Inc.
2.54%, 02/01/2032	2,880,000	2,241,825
Medline Borrower LP
3.88%, 04/01/2029*	32,000	25,654
STERIS PLC
3.75%, 03/15/2051	154,000	106,232
		3,324,587
Healthcare-Services — 0.7%
Centene Corp.
4.63%, 12/15/2029	870,000	781,782
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	$ 43,000	$ 33,097
CommonSpirit Health
3.35%, 10/01/2029	295,000	249,735
DaVita, Inc.
4.63%, 06/01/2030*	37,000	28,629
Elevance Health, Inc.
2.88%, 09/15/2029	68,000	58,059
HCA, Inc.
3.50%, 09/01/2030 to 07/15/2051	222,000	163,068
4.63%, 03/15/2052*	99,000	74,359
Humana, Inc.
1.35%, 02/03/2027	59,000	49,689
3.70%, 03/23/2029	905,000	811,560
Kaiser Foundation Hospitals
2.81%, 06/01/2041	195,000	136,085
3.00%, 06/01/2051	430,000	284,561
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	36,000	29,748
Roche Holdings, Inc.
2.13%, 03/10/2025*	239,000	225,719
Select Medical Corp.
6.25%, 08/15/2026*	48,000	45,164
Sutter Health
3.36%, 08/15/2050	340,000	235,851
Tenet Healthcare Corp.
4.63%, 07/15/2024	11,000	10,637
UnitedHealth Group, Inc.
1.25%, 01/15/2026	132,000	117,723
2.75%, 05/15/2040	430,000	301,081
3.50%, 08/15/2039	490,000	384,974
3.75%, 07/15/2025	90,000	87,490
4.00%, 05/15/2029	720,000	670,851
4.20%, 05/15/2032	365,000	338,991
4.95%, 05/15/2062	142,000	126,422
		5,245,275
Home Builders — 0.1%
Mattamy Group Corp.
4.63%, 03/01/2030*	25,000	19,093
5.25%, 12/15/2027*	14,000	11,604
PulteGroup, Inc.
5.50%, 03/01/2026	555,000	547,484
		578,181
Insurance — 0.8%
Americo Life, Inc.
3.45%, 04/15/2031*	72,000	54,054
Aon Corp.
2.20%, 11/15/2022	815,000	813,015
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	115,000	103,158
Athene Global Funding
1.73%, 10/02/2026*	157,000	133,193
2.65%, 10/04/2031*	890,000	669,516
Athene Holding, Ltd.
3.45%, 05/15/2052	31,000	19,272
Brighthouse Financial, Inc.
3.85%, 12/22/2051	65,000	39,355
5.63%, 05/15/2030	200,000	187,466

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Enstar Group, Ltd.
3.10%, 09/01/2031	$ 88,000	$ 62,494
4.95%, 06/01/2029	182,000	163,379
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	122,000	105,957
1.80%, 03/08/2028*	1,225,000	1,023,294
F&G Global Funding
0.90%, 09/20/2024*	105,000	95,535
2.30%, 04/11/2027*	202,000	173,947
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	184,000	115,504
Marsh & McLennan Cos., Inc.
4.05%, 10/15/2023	525,000	520,886
4.75%, 03/15/2039	435,000	391,181
NMI Holdings, Inc.
7.38%, 06/01/2025*	25,000	24,247
Ohio National Financial Services, Inc.
6.05%, 01/24/2030*	200,000	185,372
Principal Life Global Funding II
0.50%, 01/08/2024*	65,000	61,451
Prudential Financial, Inc.
5.63%, 06/15/2043	111,000	109,364
5.70%, 09/15/2048	57,000	53,224
Prudential PLC
3.13%, 04/14/2030	70,000	58,512
Ryan Specialty Group LLC
4.38%, 02/01/2030*	16,000	13,570
SBL Holdings, Inc.
5.00%, 02/18/2031*	85,000	64,928
Security Benefit Global Funding
1.25%, 05/17/2024*	68,000	63,403
Unum Group
4.13%, 06/15/2051	105,000	69,967
Willis North America, Inc.
3.60%, 05/15/2024	660,000	640,806
4.65%, 06/15/2027	137,000	130,096
		6,146,146
Internet — 0.4%
Amazon.com, Inc.
3.30%, 04/13/2027	75,000	70,809
3.88%, 08/22/2037	370,000	321,620
4.10%, 04/13/2062	154,000	122,786
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	45,000	42,321
Expedia Group, Inc.
2.95%, 03/15/2031	35,000	27,152
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	938,000	863,917
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	19,000	13,116
ION Trading Technologies SARL
5.75%, 05/15/2028*	200,000	163,000
Meta Platforms, Inc.
4.45%, 08/15/2052*	49,000	39,988
4.65%, 08/15/2062*	52,000	41,890
NortonLifeLock, Inc.
5.00%, 04/15/2025*	745,000	709,612
Security Description	Shares or Principal Amount	Value

Internet (continued)
6.75%, 09/30/2027*	$ 283,000	$ 271,547
7.13%, 09/30/2030*	26,000	25,147
		2,712,905
Investment Companies — 0.0%
JAB Holdings BV
4.50%, 04/08/2052*	250,000	160,800
Iron/Steel — 0.1%
ATI, Inc.
4.88%, 10/01/2029	30,000	24,908
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	19,000	14,820
Mineral Resources, Ltd.
8.00%, 11/01/2027*	15,000	14,430
8.13%, 05/01/2027*	2,000	1,938
8.50%, 05/01/2030*	18,000	17,395
Nucor Corp.
3.13%, 04/01/2032	36,000	29,387
3.95%, 05/23/2025	59,000	57,179
Vale Overseas, Ltd.
3.75%, 07/08/2030	565,000	457,650
		617,707
Leisure Time — 0.0%
Carnival Corp.
5.75%, 03/01/2027*	95,000	66,552
NCL Corp., Ltd.
3.63%, 12/15/2024*	105,000	88,300
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	93,000	68,363
		223,215
Lodging — 0.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	69,000	52,686
5.00%, 06/01/2029*	33,000	26,634
Las Vegas Sands Corp.
3.50%, 08/18/2026	100,000	87,487
Marriott International, Inc.
2.85%, 04/15/2031	174,000	136,618
3.50%, 10/15/2032	150,000	120,633
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	17,000	10,285
Travel & Leisure Co.
6.00%, 04/01/2027	26,000	23,430
Wynn Macau, Ltd.
5.13%, 12/15/2029*	200,000	130,000
		587,773
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	84,000	74,147
3.65%, 08/12/2025	131,000	127,320
Weir Group PLC
2.20%, 05/13/2026*	290,000	243,646
		445,113
Machinery-Diversified — 0.2%
CNH Industrial Capital LLC
4.20%, 01/15/2024	196,000	193,056

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified (continued)
John Deere Capital Corp.
1.30%, 10/13/2026	$ 56,000	$ 48,844
3.40%, 06/06/2025	194,000	187,495
4.05%, 09/08/2025	43,000	42,304
nVent Finance SARL
2.75%, 11/15/2031	94,000	69,925
Otis Worldwide Corp.
2.57%, 02/15/2030	1,165,000	952,882
		1,494,506
Media — 1.5%
Belo Corp.
7.75%, 06/01/2027	52,000	50,960
Block Communications, Inc.
4.88%, 03/01/2028*	36,000	31,140
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	54,000	42,705
5.00%, 02/01/2028*	36,000	31,041
5.50%, 05/01/2026*	14,000	13,265
6.38%, 09/01/2029*	40,000	36,724
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041 to 03/01/2042	212,000	134,856
3.85%, 04/01/2061	63,000	36,779
3.90%, 06/01/2052	500,000	309,556
4.40%, 04/01/2033	495,000	409,893
4.80%, 03/01/2050	75,000	54,104
5.05%, 03/30/2029	190,000	174,880
5.13%, 07/01/2049	260,000	190,590
5.38%, 04/01/2038 to 05/01/2047	1,537,000	1,189,543
6.38%, 10/23/2035	60,000	55,024
6.48%, 10/23/2045	1,845,000	1,624,683
Comcast Corp.
2.89%, 11/01/2051	205,000	128,377
3.20%, 07/15/2036	895,000	692,033
3.25%, 11/01/2039	720,000	528,818
3.40%, 07/15/2046	85,000	59,977
3.75%, 04/01/2040	5,000	3,931
4.15%, 10/15/2028	75,000	70,835
4.60%, 10/15/2038	88,000	77,431
7.05%, 03/15/2033	179,000	196,293
Cox Communications, Inc.
2.60%, 06/15/2031*	600,000	465,741
3.15%, 08/15/2024*	304,000	291,014
CSC Holdings LLC
5.75%, 01/15/2030*	200,000	142,153
Discovery Communications LLC
3.95%, 06/15/2025	509,000	483,667
4.00%, 09/15/2055	617,000	363,782
4.13%, 05/15/2029	40,000	34,242
5.20%, 09/20/2047	171,000	126,205
5.30%, 05/15/2049	1,382,000	1,031,292
DISH DBS Corp.
5.00%, 03/15/2023	300,000	294,093
Paramount Global
4.20%, 05/19/2032	670,000	543,242
4.38%, 03/15/2043	650,000	433,125
4.95%, 01/15/2031	750,000	661,600
6.38%, 03/30/2062	25,000	21,597
Security Description	Shares or Principal Amount	Value

Media (continued)
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	$ 40,000	$ 34,023
Time Warner Cable LLC
6.55%, 05/01/2037	122,000	110,079
Univision Communications, Inc.
6.63%, 06/01/2027*	35,000	33,030
7.38%, 06/30/2030*	17,000	16,223
		11,228,546
Mining — 0.2%
Anglo American Capital PLC
2.63%, 09/10/2030*	745,000	573,454
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	47,000	41,360
Freeport Indonesia PT
5.32%, 04/14/2032*	883,000	730,682
Hudbay Minerals, Inc.
4.50%, 04/01/2026*	15,000	12,471
6.13%, 04/01/2029*	26,000	20,949
South32 Treasury, Ltd.
4.35%, 04/14/2032*	190,000	163,337
		1,542,253
Miscellaneous Manufacturing — 0.1%
Illinois Tool Works, Inc.
3.50%, 03/01/2024	95,000	93,702
Parker-Hannifin Corp.
4.25%, 09/15/2027	566,000	539,089
4.50%, 09/15/2029	380,000	358,230
		991,021
Multi-National — 0.1%
African Development Bank
0.75%, 04/03/2023	46,000	45,241
Asian Infrastructure Investment Bank
0.50%, 10/30/2024	189,000	174,334
European Bank for Reconstruction & Development
1.50%, 02/13/2025	193,000	180,647
Inter-American Development Bank
1.13%, 07/20/2028	227,000	191,157
International Bank for Reconstruction & Development
0.75%, 11/24/2027	208,000	174,934
3.13%, 11/20/2025	138,000	133,054
		899,367
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	230,000	199,496
3.25%, 02/15/2029	711,000	577,393
3.28%, 12/01/2028	215,000	179,422
3.57%, 12/01/2031	200,000	155,714
4.13%, 05/01/2025	405,000	382,684
		1,494,709
Oil & Gas — 1.2%
Aker BP ASA
2.00%, 07/15/2026*	310,000	267,393
3.10%, 07/15/2031*	1,200,000	939,523
4.00%, 01/15/2031*	150,000	127,290

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Antero Resources Corp.
5.38%, 03/01/2030*	$ 51,000	$ 45,853
Apache Corp.
4.38%, 10/15/2028	43,000	37,505
5.35%, 07/01/2049	127,000	99,695
BP Capital Markets America, Inc.
2.94%, 06/04/2051	865,000	549,351
3.00%, 02/24/2050	86,000	55,783
3.54%, 04/06/2027	198,000	185,081
3.63%, 04/06/2030	460,000	413,269
BP Capital Markets PLC
4.88%, 03/22/2030(1)	61,000	52,460
California Resources Corp.
7.13%, 02/01/2026*	35,000	32,900
Chevron Corp.
1.55%, 05/11/2025	94,000	86,849
Chevron USA, Inc.
4.20%, 10/15/2049	60,000	48,989
Chord Energy Corp.
6.38%, 06/01/2026*	24,000	22,800
Civitas Resources, Inc.
5.00%, 10/15/2026*	67,000	60,868
ConocoPhillips Co.
3.80%, 03/15/2052	120,000	91,696
4.03%, 03/15/2062*	210,000	158,701
Continental Resources, Inc.
5.75%, 01/15/2031*	275,000	248,561
Crescent Energy Finance LLC
7.25%, 05/01/2026*	35,000	31,445
Diamondback Energy, Inc.
4.40%, 03/24/2051	90,000	67,796
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	32,000	30,160
Ecopetrol SA
4.63%, 11/02/2031	1,145,000	801,500
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	175,000	164,062
4.88%, 03/30/2026*	150,000	132,375
5.88%, 03/30/2031*	175,000	143,063
EQT Corp.
3.63%, 05/15/2031*	186,000	155,062
5.70%, 04/01/2028	90,000	88,232
Exxon Mobil Corp.
4.33%, 03/19/2050	90,000	76,645
Hess Corp.
6.00%, 01/15/2040	52,000	48,358
7.13%, 03/15/2033	179,000	187,158
7.30%, 08/15/2031	635,000	670,618
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	67,000	58,048
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	460,000	422,050
Marathon Oil Corp.
6.60%, 10/01/2037	59,000	57,301
6.80%, 03/15/2032	77,000	76,947
Marathon Petroleum Corp.
4.70%, 05/01/2025	745,000	731,452
Murphy Oil Corp.
6.38%, 07/15/2028	2,000	1,890
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Nabors Industries, Inc.
7.38%, 05/15/2027*	$ 20,000	$ 18,459
Nabors Industries, Ltd.
7.25%, 01/15/2026*	21,000	18,273
Occidental Petroleum Corp.
6.38%, 09/01/2028	74,000	73,699
Ovintiv, Inc.
6.50%, 08/15/2034	165,000	160,739
6.63%, 08/15/2037	330,000	322,972
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/2028	41,000	35,504
Rockcliff Energy II LLC
5.50%, 10/15/2029*	21,000	18,387
Santos Finance, Ltd.
3.65%, 04/29/2031*	55,000	42,741
Shell International Finance BV
2.88%, 11/26/2041	195,000	136,561
3.00%, 11/26/2051	245,000	162,415
3.25%, 04/06/2050	500,000	351,222
Southwestern Energy Co.
5.38%, 02/01/2029	51,000	46,247
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	85,000	72,039
Suncor Energy, Inc.
5.95%, 05/15/2035	58,000	55,466
Tullow Oil PLC
7.00%, 03/01/2025*	540,000	348,905
		9,332,358
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	15,000	13,185
6.88%, 04/01/2027*	25,000	22,390
Halliburton Co.
4.75%, 08/01/2043	59,000	47,477
4.85%, 11/15/2035	78,000	68,047
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	63,000	56,816
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	46,000	42,320
Weatherford International, Ltd.
6.50%, 09/15/2028*	16,000	14,400
		264,635
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	51,000	39,885
4.00%, 05/17/2025	117,000	112,946
Ball Corp.
2.88%, 08/15/2030	13,000	9,977
4.00%, 11/15/2023	1,055,000	1,034,111
5.25%, 07/01/2025	9,000	8,796
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	40,000	36,398
Crown Americas LLC
5.25%, 04/01/2030*	29,000	26,100
LABL, Inc.
5.88%, 11/01/2028*	24,000	19,437
Sealed Air Corp.
5.00%, 04/15/2029*	6,000	5,355

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
Silgan Holdings, Inc.
4.13%, 02/01/2028	$ 33,000	$ 29,271
Sonoco Products Co.
1.80%, 02/01/2025	259,000	239,947
		1,562,223
Pharmaceuticals — 0.5%
AbbVie, Inc.
3.20%, 11/21/2029	1,080,000	945,511
4.05%, 11/21/2039	142,000	114,227
4.25%, 11/21/2049	201,000	161,356
4.63%, 10/01/2042	110,000	93,360
Bayer US Finance II LLC
4.25%, 12/15/2025*	860,000	823,063
Becton Dickinson and Co.
4.30%, 08/22/2032	36,000	32,844
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	90,000	79,873
3.90%, 02/20/2028	89,000	84,761
Cardinal Health, Inc.
4.60%, 03/15/2043	143,000	113,330
Cigna Corp.
3.40%, 03/15/2050	111,000	75,063
3.88%, 10/15/2047	34,000	24,919
CVS Health Corp.
4.78%, 03/25/2038	200,000	175,340
5.05%, 03/25/2048	9,000	7,926
5.13%, 07/20/2045	875,000	766,203
Embecta Corp.
5.00%, 02/15/2030*	36,000	30,900
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.88%, 09/01/2025*	31,000	28,099
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	35,000	24,978
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	109,000	100,535
Viatris, Inc.
3.85%, 06/22/2040	79,000	49,253
4.00%, 06/22/2050	192,000	114,930
		3,846,471
Pipelines — 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	29,000	26,390
Buckeye Partners LP
4.50%, 03/01/2028*	36,000	30,600
Cheniere Energy Partners LP
3.25%, 01/31/2032	54,000	41,464
DCP Midstream Operating LP
5.13%, 05/15/2029	470,000	440,403
5.63%, 07/15/2027	42,000	40,566
DT Midstream, Inc.
4.38%, 06/15/2031*	16,000	13,196
Energy Transfer LP
4.00%, 10/01/2027	90,000	81,622
4.90%, 03/15/2035	99,000	83,192
4.95%, 05/15/2028 to 06/15/2028	607,000	565,509
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
6.00%, 06/15/2048	$ 330,000	$ 285,117
6.13%, 12/15/2045	1,172,000	1,027,803
EnLink Midstream LLC
6.50%, 09/01/2030*	20,000	19,530
EnLink Midstream Partners LP
5.05%, 04/01/2045	34,000	23,829
6.00%, 12/15/2022(1)	91,000	68,020
Enterprise Products Operating LLC
2.80%, 01/31/2030	500,000	417,545
3.20%, 02/15/2052	51,000	32,550
4.25%, 02/15/2048	230,000	177,377
4.95%, 10/15/2054	270,000	220,165
5.25%, 08/16/2077	71,000	59,342
EQM Midstream Partners LP
5.50%, 07/15/2028	18,000	15,385
7.50%, 06/01/2027 to 06/01/2030*	23,000	21,775
Galaxy Pipeline Assets Bidco, Ltd.
2.63%, 03/31/2036*	801,000	619,106
2.94%, 09/30/2040*	193,306	146,708
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/2025	25,000	22,603
8.00%, 01/15/2027	94,000	82,485
Gray Oak Pipeline LLC
2.00%, 09/15/2023*	69,000	66,689
3.45%, 10/15/2027*	171,000	151,200
Harvest Midstream I LP
7.50%, 09/01/2028*	60,000	56,080
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	38,000	33,478
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	47,000	41,875
ITT Holdings LLC
6.50%, 08/01/2029*	37,000	28,704
MPLX LP
4.95%, 09/01/2032 to 03/14/2052	1,339,000	1,140,280
5.20%, 03/01/2047	115,000	94,512
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	44,000	39,143
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	18,000	14,327
NGPL PipeCo LLC
3.25%, 07/15/2031*	405,000	317,131
NuStar Logistics LP
6.38%, 10/01/2030	27,000	23,103
ONEOK Partners LP
6.65%, 10/01/2036	160,000	150,775
ONEOK, Inc.
3.10%, 03/15/2030	625,000	507,873
3.40%, 09/01/2029	385,000	322,963
4.55%, 07/15/2028	185,000	169,370
6.35%, 01/15/2031	107,000	104,912
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	1,130,000	947,519
4.30%, 01/31/2043	46,000	30,938
6.65%, 01/15/2037	60,000	55,737

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	$ 915,000	$ 833,537
5.88%, 06/30/2026	405,000	405,315
Targa Resources Corp.
4.20%, 02/01/2033	305,000	254,003
4.95%, 04/15/2052	80,000	61,552
6.25%, 07/01/2052	430,000	390,630
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	359,000	296,069
4.88%, 02/01/2031	11,000	9,460
6.50%, 07/15/2027	138,000	136,391
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	34,000	29,168
Western Midstream Operating LP
4.50%, 03/01/2028	4,000	3,620
Williams Cos., Inc.
4.65%, 08/15/2032	660,000	599,050
5.75%, 06/24/2044	160,000	145,716
		12,023,402
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	41,000	38,030
REITS — 0.9%
American Tower Corp.
1.45%, 09/15/2026	320,000	272,797
2.40%, 03/15/2025	605,000	561,637
2.70%, 04/15/2031	180,000	141,248
3.65%, 03/15/2027	520,000	475,636
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	40,000	30,120
Corporate Office Properties LP
2.90%, 12/01/2033	41,000	28,393
EPR Properties
3.60%, 11/15/2031	51,000	36,437
4.95%, 04/15/2028	755,000	649,839
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	420,000	315,723
4.00%, 01/15/2030 to 01/15/2031	620,000	512,381
5.30%, 01/15/2029	575,000	524,088
5.75%, 06/01/2028	185,000	173,236
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	70,000	56,175
Host Hotels & Resorts LP
3.50%, 09/15/2030	154,000	122,811
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	48,000	38,650
LXP Industrial Trust
2.38%, 10/01/2031	43,000	31,240
National Health Investors, Inc.
3.00%, 02/01/2031	64,000	44,937
Office Properties Income Trust
3.45%, 10/15/2031	61,000	36,856
Security Description	Shares or Principal Amount	Value

REITS (continued)
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	$ 173,000	$ 122,892
3.38%, 02/01/2031	90,000	68,615
SBA Tower Trust
2.84%, 01/15/2050*	550,000	514,547
Service Properties Trust
4.38%, 02/15/2030	55,000	36,086
Starwood Property Trust, Inc.
4.75%, 03/15/2025	50,000	45,442
VICI Properties LP
4.95%, 02/15/2030	1,151,000	1,040,176
5.13%, 05/15/2032	570,000	505,248
Vornado Realty LP
2.15%, 06/01/2026	54,000	45,192
Weyerhaeuser Co.
4.00%, 03/09/2052	43,000	31,490
		6,461,892
Retail — 0.6%
AutoZone, Inc.
4.75%, 08/01/2032	190,000	178,198
Brinker International, Inc.
5.00%, 10/01/2024*	2,000	1,922
Carvana Co.
5.50%, 04/15/2027*	66,000	35,970
CEC Entertainment LLC
6.75%, 05/01/2026*	50,000	45,018
Dave & Buster's, Inc.
7.63%, 11/01/2025*	22,000	21,670
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	80,000	70,400
FirstCash, Inc.
4.63%, 09/01/2028*	331,000	277,080
5.63%, 01/01/2030*	8,000	6,840
Genuine Parts Co.
1.75%, 02/01/2025	39,000	36,003
Home Depot, Inc.
3.30%, 04/15/2040	450,000	344,138
4.50%, 09/15/2032	695,000	664,299
Ken Garff Automotive LLC
4.88%, 09/15/2028*	40,000	32,691
Kohl's Corp.
5.55%, 07/17/2045	228,000	136,501
Lowe's Cos., Inc.
4.40%, 09/08/2025	31,000	30,527
4.45%, 04/01/2062	63,000	47,022
5.00%, 04/15/2033	660,000	623,433
McDonald's Corp.
3.50%, 07/01/2027	65,000	60,703
3.63%, 09/01/2049	846,000	615,948
4.20%, 04/01/2050	150,000	120,298
Murphy Oil USA, Inc.
3.75%, 02/15/2031*	15,000	12,055
4.75%, 09/15/2029	21,000	18,585
Nordstrom, Inc.
2.30%, 04/08/2024	45,000	41,850
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	62,000	57,571
4.70%, 06/15/2032	715,000	669,069
Park River Holdings, Inc.
6.75%, 08/01/2029*	30,000	20,005

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Target Corp.
1.95%, 01/15/2027	$ 24,000	$ 21,543
		4,189,339
Savings & Loans — 0.0%
New York Community Bancorp, Inc.
5.90%, 11/06/2028	246,000	238,640
Semiconductors — 1.0%
Broadcom, Inc.
2.45%, 02/15/2031*	121,000	91,190
3.19%, 11/15/2036*	126,000	86,177
3.42%, 04/15/2033*	1,085,000	828,090
3.47%, 04/15/2034*	706,000	529,679
4.00%, 04/15/2029*	1,070,000	943,136
Entegris Escrow Corp.
5.95%, 06/15/2030*	35,000	31,945
Intel Corp.
3.10%, 02/15/2060	570,000	343,907
4.00%, 08/05/2029	845,000	786,185
4.15%, 08/05/2032	502,000	457,142
4.90%, 08/05/2052	350,000	309,080
KLA Corp.
4.95%, 07/15/2052	69,000	62,682
Marvell Technology, Inc.
2.45%, 04/15/2028	845,000	698,003
2.95%, 04/15/2031	680,000	527,526
NVIDIA Corp.
3.50%, 04/01/2040	615,000	477,720
NXP BV/NXP Funding LLC
5.55%, 12/01/2028	275,000	265,593
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	105,000	93,527
4.30%, 06/18/2029	49,000	43,878
ON Semiconductor Corp.
3.88%, 09/01/2028*	23,000	19,675
Qorvo, Inc.
3.38%, 04/01/2031*	1,125,000	842,794
4.38%, 10/15/2029	285,000	244,139
Texas Instruments, Inc.
4.10%, 08/16/2052	25,000	21,332
TSMC Global, Ltd.
0.75%, 09/28/2025*	200,000	177,143
		7,880,543
Software — 0.8%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	1,523,000	1,298,357
Central Parent, Inc./Central Merger Sub, Inc.
7.25%, 06/15/2029*	25,000	23,767
Fidelity National Information Services, Inc.
5.63%, 07/15/2052	54,000	47,868
Fiserv, Inc.
4.40%, 07/01/2049	54,000	41,882
Microsoft Corp.
2.92%, 03/17/2052	81,000	57,129
MSCI, Inc.
3.63%, 11/01/2031*	265,000	212,615
3.88%, 02/15/2031*	260,000	218,911
Security Description	Shares or Principal Amount	Value

Software (continued)
4.00%, 11/15/2029*	$ 170,000	$ 146,829
Oracle Corp.
2.30%, 03/25/2028	1,174,000	980,484
3.60%, 04/01/2040 to 04/01/2050	1,937,000	1,271,776
3.80%, 11/15/2037	191,000	138,574
3.85%, 04/01/2060	965,000	583,347
4.00%, 07/15/2046 to 11/15/2047	829,000	558,126
4.10%, 03/25/2061	300,000	188,871
4.13%, 05/15/2045	35,000	24,050
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	10,000	6,613
		5,799,199
Telecommunications — 1.1%
Altice France SA
5.50%, 10/15/2029*	200,000	150,477
AT&T, Inc.
3.50%, 06/01/2041	425,000	306,120
3.65%, 09/15/2059	1,232,000	798,213
3.80%, 12/01/2057	617,000	416,811
3.85%, 06/01/2060	34,000	22,780
4.35%, 03/01/2029	305,000	285,147
4.50%, 05/15/2035	253,000	219,117
4.90%, 08/15/2037	289,000	256,374
Corning, Inc.
5.45%, 11/15/2079	155,000	126,742
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	26,000	23,595
Lumen Technologies, Inc.
5.38%, 06/15/2029*	12,000	8,918
Nokia Oyj
4.38%, 06/12/2027	725,000	653,406
Rogers Communications, Inc.
4.55%, 03/15/2052*	615,000	490,506
Telefonica Celular del Paraguay SA
5.88%, 04/15/2027*	735,000	652,592
Telefonica Emisiones SAU
4.90%, 03/06/2048	150,000	109,230
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	50,000	23,482
T-Mobile USA, Inc.
2.05%, 02/15/2028	1,230,000	1,020,659
3.00%, 02/15/2041	253,000	169,090
3.60%, 11/15/2060	65,000	41,717
3.88%, 04/15/2030	815,000	722,918
4.50%, 04/15/2050	115,000	92,064
5.20%, 01/15/2033	205,000	196,063
5.65%, 01/15/2053	135,000	127,523
Verizon Communications, Inc.
2.36%, 03/15/2032	870,000	667,139
2.85%, 09/03/2041	283,000	188,693
2.99%, 10/30/2056	460,000	273,434
3.00%, 11/20/2060	99,000	57,500
3.40%, 03/22/2041	65,000	47,460
3.85%, 11/01/2042	190,000	145,648
3.88%, 03/01/2052	37,000	27,518
4.00%, 03/22/2050	75,000	57,259
4.40%, 11/01/2034	78,000	68,650
Vodafone Group PLC
5.13%, 06/04/2081	36,000	24,350
5.25%, 05/30/2048	39,000	32,293

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Zayo Group Holdings, Inc.
6.13%, 03/01/2028*	$ 18,000	$ 12,628
		8,516,116
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043 to 01/15/2053	43,000	37,251
Canadian National Railway Co.
4.40%, 08/05/2052	87,000	74,906
Canadian Pacific Railway Co.
1.35%, 12/02/2024	129,000	119,289
3.00%, 12/02/2041	25,000	17,706
6.13%, 09/15/2115	50,000	47,161
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	81,000	69,717
CSX Corp.
4.10%, 11/15/2032	78,000	70,833
4.50%, 11/15/2052	81,000	68,035
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	175,932	144,640
Kansas City Southern
4.70%, 05/01/2048	59,000	50,529
Norfolk Southern Corp.
3.70%, 03/15/2053	72,000	52,267
United Parcel Service, Inc.
3.90%, 04/01/2025	74,000	72,568
		824,902
Trucking & Leasing — 0.4%
DAE Funding LLC
1.55%, 08/01/2024*	845,000	772,013
GATX Corp.
3.25%, 09/15/2026	73,000	66,728
4.90%, 03/15/2033	65,000	58,441
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	845,000	795,864
3.40%, 11/15/2026*	148,000	133,984
4.00%, 07/15/2025*	685,000	652,863
4.40%, 07/01/2027*	522,000	489,843
		2,969,736
Water — 0.1%
American Water Capital Corp.
4.15%, 06/01/2049	230,000	183,960
4.45%, 06/01/2032	490,000	454,814
Essential Utilities, Inc.
3.35%, 04/15/2050	64,000	42,075
		680,849
Total Corporate Bonds & Notes (cost $277,130,754)		233,107,782
LOANS(3)(4)(5) — 0.1%
Engineering & Construction — 0.1%
PowerTeam Services LLC FRS
6.92%, (3 ML+3.25%), 03/06/2025	232,879	189,408
Entertainment — 0.0%
Cineworld, Ltd. FRS
3.95%, (3 ML+2.50%), 02/28/2025	83,967	35,581
Security Description		Shares or Principal Amount	Value

Entertainment (continued)
Crown Finance US, Inc. FRS
10.08%, (3 ML+8.25%), 02/28/2025		$ 3,666	$ 3,923
Crown Finance US, Inc. FRS
TBD 09/09/2023		41,559	42,298
			81,802
Healthcare-Services — 0.0%
LGC Group Holdings, Ltd. FRS
3.69%, (1 ME+3.00%), 04/21/2027	EUR	100,000	88,858
Insurance — 0.0%
Sedgwick Claims Management Services, Inc. FRS
6.87%, (1 ML+3.75%), 09/03/2026		159,637	152,254
Total Loans (cost $627,155)			512,322
ASSET BACKED SECURITIES — 5.6%
Auto Loan Receivables — 0.8%
American Credit Acceptance Receivables Trust
Series 2022-3, Class B 4.55%, 10/13/2026*		50,000	49,279
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025		545,000	528,515
Capital One Prime Auto Receivables Trust
Series 2019-2, Class A3 1.92%, 05/15/2024		15,275	15,228
CarMax Auto Owner Trust
Series 2019-2, Class A3 2.68%, 03/15/2024		7,194	7,190
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class A 1.00%, 05/15/2030*		355,000	338,171
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027		470,000	462,874
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*		1,049,451	1,035,499
Series 2020-1A, Class D 2.73%, 12/15/2025*		320,000	315,035
Series 2022-4A, Class B 4.57%, 01/15/2027		330,000	323,700
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*		444,000	431,456
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class B 4.92%, 01/15/2027*		80,000	78,941
GM Financial Consumer Automobile Receivables Trust
Series 2019-3, Class A3 2.18%, 04/16/2024		8,774	8,766
Hertz Vehicle Financing LLC
Series 2021-1A, Class A 1.21%, 12/26/2025*		100,000	91,517

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Honda Auto Receivables Owner Trust
Series 2020-3, Class A4 0.46%, 04/19/2027	$ 60,000	$ 57,206
Series 2020-2, Class A4 1.09%, 10/15/2026	100,000	96,420
Series 2022-2, Class A4 3.76%, 12/18/2028	50,000	48,624
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3 0.46%, 06/15/2026	215,000	203,384
Santander Drive Auto Receivables Trust
Series 2020-4, Class D 1.48%, 01/15/2027	135,000	129,769
Series 2022-5, Class B 4.43%, 03/15/2027	210,000	205,439
Series 2022-6, Class B 4.72%, 06/15/2027	145,000	142,862
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.56%, 11/25/2031*	100,000	96,359
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A4 3.13%, 02/15/2024	29,502	29,495
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	395,000	375,849
Series 2019-3A, Class D 2.72%, 11/15/2024*	785,000	780,206
Series 2022-2A, Class B 4.31%, 09/15/2027*	495,000	483,106
		6,334,890
Credit Card Receivables — 0.2%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	160,000	155,861
BA Credit Card Trust
Series 2022-A1, Class A1 3.53%, 11/15/2027	100,000	97,002
Capital One Multi-Asset Execution Trust
Series 2021-A1, Class A1 0.55%, 07/15/2026	400,000	372,324
Series 2022-A1, Class A1 2.80%, 03/15/2027	150,000	143,572
Chase Issuance Trust
Series 2022-A1, Class A 3.97%, 09/15/2027	150,000	147,279
Citibank Credit Card Issuance Trust
Series 2018-A7, Class A7 3.96%, 10/13/2030	100,000	96,365
Security Description	Shares or Principal Amount	Value

Credit Card Receivables (continued)
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A 1.54%, 03/20/2026*	$ 465,000	$ 441,750
		1,454,153
Home Equity — 0.1%
GSAA Home Equity Trust
Series 2006-15, Class AF6 6.38%, 09/25/2036(2)	83,596	24,187
GSAA Home Equity Trust FRS
Series 2006-20, Class 2A1A 3.18%, (1 ML+0.10%), 12/25/2046	21,947	11,665
Series 2006-20, Class 1A1 3.22%, (1 ML+0.14%), 12/25/2046	54,414	17,368
Series 2007-1, Class 1A1 3.24%, (1 ML+0.16%), 02/25/2037	288,208	96,350
Series 2006-19, Class A1 3.26%, (1 ML+0.18%), 12/25/2036	10,829	3,328
Series 2006-3, Class A3 3.68%, (1 ML+0.60%), 03/25/2036	11,639	6,589
Series 2007-5, Class 2A3A 3.72%, (1 ML+0.64%), 04/25/2047	98,730	49,025
GSAA Home Equity Trust VRS
Series 2006-10, Class AF3 5.98%, 06/25/2036(6)	264,564	74,140
GSAA Trust
Series 2005-7, Class AF4 5.56%, 05/25/2035(2)	194,084	182,981
Morgan Stanley Mtg. Loan Trust FRS
Series 2006-16AX, Class 2A2 3.42%, (1 ML+0.34%), 11/25/2036	213,356	69,933
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(2)	338,398	109,178
Series 2006-3, Class AF5 6.12%, 11/25/2036(2)	149,482	64,500
Soundview Home Loan Trust FRS
Series 2007-OPT2, Class 2A3 3.26%, (1 ML+0.18%), 07/25/2037	27,434	24,868
Series 2006-3, Class A4 3.58%, (1 ML+0.50%), 11/25/2036	244,438	227,668
		961,780
Other Asset Backed Securities — 4.5%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(2)	795,357	736,908
AASET Trust
Series 2020-1A, Class A 3.35%, 01/16/2040*	134,896	108,835
Affirm Asset Securitization Trust
Series 2020-Z2, Class A 1.90%, 01/15/2025*	148,729	145,365
Series 2020-Z1, Class A 3.46%, 10/15/2024*	65,143	64,630
Amur Equipment Finance Receivables XI LLC
Series 2022-2A, Class A2 5.30%, 06/21/2028*	230,000	228,610

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class A 3.92%, (1 ML+1.10%), 05/15/2036*	$ 200,000	$ 196,101
Avant Loans Funding Trust
Series 2021-REV1, Class A 1.21%, 07/15/2030*	435,000	408,372
Bain Capital Credit CLO, Ltd. FRS
Series 2019-1A, Class AR 3.87%, (3 ML+1.13%), 04/19/2034*	1,055,000	1,009,121
Series 2017-2A, Class AR2 3.96%, (3 ML+1.18%), 07/25/2034*	1,260,000	1,201,191
Bayview Koitere Fund Trust VRS
Series 2017-RT4, Class A 3.50%, 07/28/2057*(6)	484,011	463,607
Bayview Opportunity Master Fund Trust VRS
Series 2017-RT6, Class A 3.50%, 10/28/2057*(6)	411,005	398,480
Benefit Street Partners CLO X, Ltd. FRS
Series 2016-10A, Class A1RR 3.92%, (3 ML+1.21%), 04/20/2034*	680,000	652,694
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 3.81%, (3 ML+1.10%), 04/20/2034*	795,000	761,352
BlueMountain CLO XXXI, Ltd. FRS
Series 2021-31A, Class A1 3.89%, (3 ML+1.15%), 04/19/2034*	1,505,000	1,444,404
CF Hippolyta LLC
Series 2021-1A, Class B1 1.98%, 03/15/2061*	110,918	93,267
Series 2020-1, Class A2 1.99%, 07/15/2060*	230,772	192,281
CIFC Funding, Ltd. FRS
Series 2012-2RA, Class A1 3.51%, (3 ML+0.80%), 01/20/2028*	986,568	973,553
Cirrus Funding, Ltd.
Series 2018-1A, Class A 4.80%, 01/25/2037*	975,000	940,495
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 3.97%, (3 ML+1.19%), 01/25/2035*	720,000	676,799
Dell Equipment Finance Trust
Series 2021-2, Class A3 0.53%, 12/22/2026*	180,000	171,393
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	493,750	406,595
Series 2019-1A, Class A2 3.67%, 10/25/2049*	331,500	285,841
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	$ 731,500	$ 688,497
Dryden 57 CLO, Ltd. FRS
Series 2018-57A, Class A 3.92%, (3 ML+1.01%), 05/15/2031*	1,160,000	1,132,506
First Franklin Mtg. Loan Trust FRS
Series 2006-FF12, Class A5 3.39%, (1 ML+0.31%), 09/25/2036	410,706	376,798
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	1,048,414	986,793
Harriman Park CLO, Ltd. FRS
Series 2020-1A, Class A1R 3.83%, (3 ML+1.12%), 04/20/2034*	1,595,000	1,530,854
HSI Asset Securitization Corp. Trust FRS
Series 2006-OPT3, Class 3A4 3.62%, (1 ML+0.54%), 02/25/2036	135,756	133,728
JFIN CLO, Ltd. FRS
Series 2017-1A, Class A1R 3.78%, (3 ML+1.00%), 04/24/2029*	710,494	696,922
KKR CLO, Ltd. FRS
Series 22A, Class A 3.86%, (3 ML+1.15%), 07/20/2031*	1,440,000	1,395,844
Madison Park Funding CLO XXXVIII, Ltd. FRS
Series 2021-38A, Class A 3.86%, (3 ML+1.12%), 07/17/2034*	1,275,000	1,217,907
Marlette Funding Trust
Series 2021-2A, Class B 1.06%, 09/15/2031*	225,000	217,349
MFA Trust
Series 2021-NPL1, Class A1 2.36%, 03/25/2060*(2)	707,306	675,475
Morgan Stanley ABS Capital I, Inc. Trust FRS
Series 2006-NC4, Class A2C 3.38%, (1 ML+0.30%), 06/25/2036	3,776	3,280
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	104,637	95,616
OZLM VII, Ltd. FRS
Series 2014-7RA, Class A1R 3.75%, (3 ML+1.01%), 07/17/2029*	253,093	247,808
OZLM XII, Ltd. FRS
Series 2015-12A, Class A1R 3.83%, (3 ML+1.05%), 04/30/2027*	207	207
OZLM XVIII, Ltd. FRS
Series 2018-18A, Class A 3.53%, (3 ML+1.02%), 04/15/2031*	870,000	837,004
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(2)	393,702	360,550

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
PRET LLC VRS
Series 2021-NPL3, Class A1 1.87%, 07/25/2051*(2)	$ 424,782	$ 377,877
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(2)	859,392	802,344
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(2)	1,051,923	948,981
Progress Residential Trust
Series 2022-SFR5, Class A 4.45%, 06/17/2039*	190,495	181,569
Series 2022-SFR7, Class A 4.75%, 10/27/2027*	310,000	302,615
Regatta VI Funding, Ltd. FRS
Series 2016-1A, Class AR2 3.87%, (3 ML+1.16%), 04/20/2034*	1,100,000	1,040,227
RR 1 CLO LLC FRS
Series 2017-1A, Class A1AB 3.66%, (3 ML+1.15%), 07/15/2035*	1,305,000	1,251,655
RR 16 CLO, Ltd. FRS
Series 2021-16A, Class A1 3.62%, (3 ML+1.11%), 07/15/2036*	1,080,000	1,033,915
Sapphire Aviation Finance II, Ltd.
Series 2020-1A, Class A 3.23%, 03/15/2040*	190,728	157,901
Securitized Asset Backed Receivables LLC Trust FRS
Series 2006-HE1, Class A2B 3.26%, (1 ML+0.18%), 07/25/2036	145,641	55,966
Sound Point CLO XXIX, Ltd. FRS
Series 2021-1A, Class A 3.85%, (3 ML+1.07%), 04/25/2034*	1,255,000	1,189,507
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	290,000	254,627
Symphony CLO XIV, Ltd. FRS
Series 2014-14A, Class AR 3.43%, (3 ML+0.95%), 07/14/2026*	84,153	83,915
Upstart Securitization Trust
Series 2021-3, Class A 0.83%, 07/20/2031*	137,016	132,628
VCAT LLC
Series 2021-NPL3, Class A1 1.74%, 05/25/2051*(2)	481,525	441,394
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(2)	153,812	145,222
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 3.64%, (3 ML+1.13%), 04/15/2034*	1,255,000	1,195,582
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 3.75%, (3 ML+1.24%), 04/15/2034*	485,000	463,948
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 3.88%, (3 ML+1.17%), 07/20/2032*	$ 920,000	$ 885,280
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	1,115,875	887,087
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	428,625	380,958
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	158,800	134,948
		34,505,178
Total Asset Backed Securities (cost $45,696,338)		43,256,001
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.1%
Commercial and Residential — 8.4%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	1,440,000	1,357,003
Adjustable Rate Mtg. Trust FRS
Series 2005-10, Class 6A21 3.58%, (1 ML+0.50%), 01/25/2036	49,413	45,514
Series 2005-9, Class 5A1 3.62%, (1 ML+0.54%), 11/25/2035	31,721	31,202
Alternative Loan Trust
Series 2005-64CB, Class 3A1 5.50%, 12/25/2035	84,301	64,188
Series 2006-9T1, Class A1 5.75%, 05/25/2036	94,099	43,821
Alternative Loan Trust FRS
Series 2005-72, Class A1 3.62%, (1 ML+0.54%), 01/25/2036	64,053	57,179
Series 2005-56, Class 5A1 3.72%, (1 ML+0.64%), 11/25/2035	28,158	22,699
Series 2005-64CB, Class 1A12 3.88%, (1 ML+0.80%), 12/25/2035	48,338	41,689
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 2A11 2.04%, (12 MTA+0.94%), 10/25/2046	36,299	25,893
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(6)	288,863	271,376
Series 2021-2, Class A1 0.99%, 04/25/2066*(6)	292,747	248,564
Series 2021-3, Class A1 1.07%, 05/25/2066*(6)	582,278	495,068
Series 2021-8, Class A1 1.82%, 11/25/2066*(6)	491,661	419,831
Series 2019-5, Class A1 2.59%, 10/25/2049*(6)	100,150	95,993
Angel Oak Mtg. Trust I LLC VRS
Series 2019-4, Class A1 2.99%, 07/26/2049*(6)	22,691	22,529
Banc of America Funding Trust FRS
Series 2007-1, Class TA1A 3.14%, (1 ML+0.06%), 01/25/2037	6,869	5,888
Series 2007-A, Class 2A5 3.45%, (1 ML+0.46%), 02/20/2047	120,145	109,734

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/2050	$ 470,000	$ 431,244
Series 2019-BN17, Class A4 3.71%, 04/15/2052	1,190,000	1,084,852
BANK VRS
Series 2018-BN14, Class XA 0.64%, 09/15/2060(6)(7)	8,605,285	183,018
Series 2019-BN24, Class XA 0.76%, 11/15/2062(6)(7)	2,240,563	80,760
Series 2019-BN23, Class XA 0.81%, 12/15/2052(6)(7)	6,786,023	258,680
Series 2017-BNK8, Class XA 0.84%, 11/15/2050(6)(7)	7,128,658	205,950
Series 2019-BN20, Class XA 0.94%, 09/15/2062(6)(7)	4,165,143	177,982
Series 2019-BN18, Class XA 1.04%, 05/15/2062(6)(7)	2,882,641	127,764
Series 2020-BN28, Class XA 1.90%, 03/15/2063(6)(7)	4,808,968	484,123
Series 2022-BNK42, Class A5 4.49%, 06/15/2055(6)	88,000	83,394
Barclays Commercial Mtg. Securities Trust
Series 2017-C1, Class A4 3.67%, 02/15/2050	1,325,000	1,238,201
BBCMS Mtg. Trust VRS
Series 2022-C16, Class A5 4.60%, 06/15/2055(6)	215,000	205,167
BCAP LLC Trust FRS
Series 2006-AA2, Class A1 3.42%, (1 ML+0.34%), 01/25/2037	9,735	8,456
Bear Stearns ALT-A Trust FRS
Series 2006-1, Class 11A1 3.56%, (1 ML+0.48%), 02/25/2036	26,533	26,036
Series 2005-10, Class 11A1 3.58%, (1 ML+0.50%), 01/25/2036	69,166	89,969
Bear Stearns Mtg. Funding Trust FRS
Series 2006-AR3, Class 1A1 3.26%, (1 ML+0.18%), 10/25/2036	36,048	30,247
Series 2007-AR1, Class 2A3 3.48%, (1 ML+0.40%), 02/25/2037	92,400	82,377
Benchmark Mtg. Trust
Series 2019-B11, Class A2 3.41%, 05/15/2052	1,109,276	1,071,977
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.66%, 07/15/2051(6)(7)	4,388,863	78,820
Series 2018-B1, Class XA 0.68%, 01/15/2051(6)(7)	2,121,536	43,001
Series 2018-B8, Class XA 0.80%, 01/15/2052(6)(7)	8,895,643	246,915
Series 2019-B12, Class XA 1.17%, 08/15/2052(6)(7)	1,972,490	85,545
Series 2019-B10, Class XA 1.38%, 03/15/2062(6)(7)	5,754,800	309,985
Series 2020-B22, Class XA 1.63%, 01/15/2054(6)(7)	2,164,235	194,135
Series 2020-B18, Class XA 1.92%, 07/15/2053(6)(7)	1,255,572	102,427
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2018-B4, Class A5 4.12%, 07/15/2051(6)	$ 1,000,000	$ 938,903
BPR Trust FRS
Series 2022-STAR, Class A 6.08%, (TSFR1M+3.23%), 08/15/2024*	510,000	503,670
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(6)	215,689	198,093
Series 2021-NQM2, Class A1 0.97%, 03/25/2060*(6)	204,176	193,032
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(2)	429,277	398,401
BX Commercial Mtg. Trust FRS
Series 2019-XL, Class A 3.74%, (1 ML+0.92%), 10/15/2036*	929,174	915,154
Series 2019-IMC, Class A 3.82%, (1 ML+1.00%), 04/15/2034*	200,000	194,888
BX Trust FRS
Series 2022-PSB, Class A 5.30%, (TSFR1M+2.45%), 08/15/2039*	525,000	523,787
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 5.37%, (1 ML+2.55%), 12/15/2037*	675,000	628,931
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(6)	1,300,000	1,210,581
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(6)	109,050	95,957
Chase Mtg. Finance Trust
Series 2005-S3, Class A10 5.50%, 11/25/2035	104,641	78,403
Chase Mtg. Finance Trust VRS
Series 2005-A1, Class 2A2 2.97%, 12/25/2035(6)	60,107	56,215
CHL Mtg. Pass Through Trust FRS
Series 2005-2, Class 2A3 3.76%, (1 ML+0.68%), 03/25/2035	27,622	24,396
CHL Mtg. Pass Through Trust VRS
Series 2005-HYB7, Class 6A1 3.03%, 11/20/2035(6)	14,165	12,689
Series 2005-HYB3, Class 2A2A 3.12%, 06/20/2035(6)	25,101	23,735
Series 2007-HY4, Class 1A1 3.34%, 09/25/2047(6)	68,519	61,315
CIM Trust VRS
Series 2017-7, Class A 3.00%, 04/25/2057*(6)	48,675	48,523
Citigroup Commercial Mtg. Trust
Series 2015-P1, Class A5 3.72%, 09/15/2048	1,029,000	983,342
Series 2015-GC35, Class A4 3.82%, 11/10/2048	1,235,000	1,176,640

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Citigroup Commercial Mtg. Trust VRS
Series 2014-GC23, Class XA 1.06%, 07/10/2047(6)(7)	$ 2,933,229	$ 38,480
Series 2015-GC29, Class XA 1.16%, 04/10/2048(6)(7)	2,749,585	55,798
Citigroup Mtg. Loan Trust, Inc.
Series 2019-E, Class A1 3.23%, 11/25/2070*(2)	293,072	282,867
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2018-RP3, Class A1 3.25%, 03/25/2061*(6)	466,193	443,185
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(6)	472,881	390,323
Series 2021-3, Class A1 0.96%, 09/27/2066*(6)	800,626	639,857
Commercial Mtg. Trust
Series 2022-HC, Class A 2.82%, 01/10/2039*	186,000	161,852
Series 2013-300P, Class A1 4.35%, 08/10/2030*	845,000	832,145
Commercial Mtg. Trust VRS
Series 2022-HC, Class D 4.08%, 01/10/2039*(6)	190,000	160,488
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	225,000	214,469
Series 2015-C3, Class A3 3.45%, 08/15/2048	666,701	635,836
Series 2015-C1, Class A4 3.51%, 04/15/2050	1,448,000	1,386,987
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.86%, 06/15/2057(6)(7)	8,449,022	119,909
Series 2016-C6, Class XA 2.03%, 01/15/2049(6)(7)	1,754,215	87,832
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(6)	416,546	322,548
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(6)	612,797	531,538
Series 2021-RPL4, Class A1 1.80%, 12/27/2060*(6)	298,643	277,801
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(6)	493,214	412,840
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(6)	379,122	337,701
Series 2016-NXSR, Class A4 3.79%, 12/15/2049(6)	1,536,000	1,437,763
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	1,625,000	1,481,271
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.83%, 09/15/2053(6)(7)	955,491	69,510
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(6)	202,518	171,076
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Deutsche Alt-A Securities Mtg. Loan Trust FRS
Series 2007-RMP1, Class A2 3.23%, (1 ML+0.15%), 12/25/2036	$ 84,675	$ 78,671
Series 2007-AR2, Class A1 3.38%, (1 ML+0.30%), 03/25/2037	8,436	8,105
DSLA Mtg. Loan Trust FRS
Series 2006-AR1, Class 1A1A 2.02%, (12 MTA+0.92%), 03/19/2046	137,824	111,479
Eagle RE, Ltd. FRS
Series 2018-1, Class M1 4.78%, (1 ML+1.70%), 11/25/2028*	232,975	231,150
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(6)	195,940	163,160
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(6)	402,471	340,259
GMACM Mtg. Loan Trust VRS
Series 2006-AR1, Class 1A1 2.90%, 04/19/2036(6)	110,603	87,192
Series 2005-AR5, Class 4A1 3.48%, 09/19/2035(6)	14,483	12,952
GreenPoint Mtg. Funding Trust FRS
Series 2005-AR4, Class 3A1 2.50%, (12 MTA+1.40%), 10/25/2045	106,102	83,676
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	1,285,000	1,220,801
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	155,000	150,855
GS Mtg. Securities Corp. Trust FRS
Series 2022-SHIP, Class A 3.58%, (TSFR1M+0.73%), 08/15/2036*	80,000	78,653
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	1,199,000	1,110,394
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,255,000	1,152,134
Series 2015-GS1, Class A3 3.73%, 11/10/2048	1,307,000	1,242,183
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.79%, 02/13/2053(6)(7)	5,030,786	171,670
GSR Mtg. Loan Trust FRS
Series 2007-1F, Class 4A1 3.38%, (1 ML+0.30%), 01/25/2037	315,802	89,530
GSR Mtg. Loan Trust VRS
Series 2006-AR1, Class 2A1 2.89%, 01/25/2036(6)	3,409	3,350
Series 2006-AR1, Class 2A4 2.89%, 01/25/2036(6)	44,135	43,420
Series 2005-AR5, Class 2A3 3.49%, 10/25/2035(6)	44,403	26,965
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 3.18%, (1 ML+0.19%), 01/19/2038	5,936	5,241

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2006-12, Class 2A13 3.23%, (1 ML+0.24%), 12/19/2036	$ 133,183	$ 122,928
IndyMac Index Mtg. Loan Trust FRS
Series 2005-AR14, Class 1A1A 3.64%, (1 ML+0.56%), 07/25/2035	3,051	2,273
IndyMac Index Mtg. Loan Trust VRS
Series 2006-AR3, Class 1A1 3.01%, 12/25/2036(6)	104,850	91,543
Series 2007-AR9, Class 2A1 3.18%, 04/25/2037(6)	109,331	66,397
JPMBB Commercial Mtg. Securities Trust
Series 2014-C21, Class A5 3.77%, 08/15/2047	290,000	282,869
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	1,110,000	1,019,386
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	305,000	276,885
Series 2017-JP5, Class A5 3.72%, 03/15/2050	1,355,000	1,270,560
JPMorgan Mtg. Trust VRS
Series 2006-A3, Class 3A2 3.26%, 05/25/2036(6)	42,425	35,482
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 1.75%, 04/25/2061*(2)	284,219	263,691
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(2)	386,946	352,411
Series 2019-GS7, Class A1 3.25%, 11/25/2059*(2)	758,025	757,323
Lehman XS Trust FRS
Series 2006-16N, Class A4A 3.46%, (1 ML+0.38%), 11/25/2046	206,624	178,541
LIFE Mtg. Trust FRS
Series 2021-BMR, Class D 4.22%, (1 ML+1.40%), 03/15/2038*	201,509	190,902
LSTAR Securities Investment Trust FRS
Series 2021-1, Class A 4.93%, (1 ML+1.80%), 02/01/2026*	447,129	438,294
Series 2019-4, Class A1 6.63%, (1 ML+3.50%), 05/01/2024*	447,641	444,859
MASTR Adjustable Rate Mtg. Trust VRS
Series 2004-13, Class 3A7 3.82%, 11/21/2034(6)	26,021	24,589
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A4, Class 1A 3.02%, 07/25/2035(6)	96,190	53,080
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(6)	161,080	153,561
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
MFA Trust VRS
Series 2020-NQM3, Class A1 1.01%, 01/26/2065*(6)	$ 58,131	$ 53,177
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(6)	310,180	251,638
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(6)	257,389	236,841
Mill City Mtg. Loan Trust VRS
Series 2019-GS1, Class A1 2.75%, 07/25/2059*(6)	740,464	708,681
Series 2018-3, Class A1 3.50%, 08/25/2058*(6)	405,397	389,466
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class A4 3.25%, 02/15/2048	791,000	755,376
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(6)(7)	1,661,644	24,891
Morgan Stanley Capital I Trust
Series 2016-BNK2, Class A4 3.05%, 11/15/2049	1,475,000	1,344,018
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.48%, 06/15/2050(6)(7)	1,541,073	61,399
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 3.19%, (1 ML+0.75%), 01/25/2048*	456,606	441,887
Series 2017-5A, Class A1 4.58%, (1 ML+1.50%), 06/25/2057*	388,004	382,761
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(6)	216,720	202,763
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(6)	91,554	83,905
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(6)	351,908	334,013
Series 2016-2A, Class A1 3.75%, 11/26/2035*(6)	387,439	361,932
Series 2016-4A, Class A1 3.75%, 11/25/2056*(6)	382,552	354,818
Series 2017-1A, Class A1 4.00%, 02/25/2057*(6)	695,526	662,705
Series 2017-2A, Class A3 4.00%, 03/25/2057*(6)	715,483	679,333
Series 2017-3A, Class A1 4.00%, 04/25/2057*(6)	585,163	555,404
Series 2017-4A, Class A1 4.00%, 05/25/2057*(6)	400,478	377,363
Series 2017-6A, Class A1 4.00%, 08/27/2057*(6)	625,431	590,720
Series 2018-5A, Class A1 4.75%, 12/25/2057*(6)	328,963	319,134
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(6)	860,477	730,523

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 3.83%, 06/25/2036(6)	$ 73,074	$ 56,606
OBX Trust VRS
Series 2021-NQM3, Class A1 1.05%, 07/25/2061*(6)	501,809	400,380
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(6)	549,378	477,426
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	670,000	550,388
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(2)	543,581	488,888
Series 2021-3, Class A1 1.87%, 04/25/2026*(2)	407,030	370,608
Series 2021-4, Class A1 1.87%, 04/25/2026*(2)	521,674	477,972
Series 2020-6, Class A1 2.36%, 11/25/2025*(2)	143,403	136,359
Series 2021-9, Class A1 2.36%, 10/25/2026*(2)	967,411	893,243
PRPM LLC VRS
Series 2021-2, Class A1 2.12%, 03/25/2026*(6)	218,729	204,283
RALI Series Trust
Series 2005-QS17, Class A9 6.00%, 12/25/2035	39,244	32,956
RALI Series Trust FRS
Series 2006-QA3, Class A2 3.68%, (1 ML+0.60%), 04/25/2036	275,704	234,818
RFMSI Series Trust VRS
Series 2007-SA2, Class 2A1 3.50%, 04/25/2037(6)	10,036	8,020
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	1,225,000	1,124,265
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(6)	27,293	24,510
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(6)	463,976	430,865
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(6)	174,945	162,858
Series 2021-6, Class A1 1.92%, 11/25/2066*(6)	761,156	623,901
Structured Adjustable Rate Mtg. Loan Trust FRS
Series 2004-13, Class A2 3.38%, (1 ML+0.30%), 09/25/2034	13,589	11,991
Structured Asset Mtg. Investments II Trust FRS
Series 2006-AR1, Class 3A1 3.54%, (1 ML+0.46%), 02/25/2036	76,958	69,021
Toorak Mtg. Corp.
Series 2021-1, Class A1 2.24%, 06/25/2024*(2)	640,000	607,178
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(6)	$ 1,146,421	$ 936,853
Triangle Re, Ltd. FRS
Series 2021-2, Class M1A 5.13%, (1 ML+2.05%), 10/25/2033*	197,030	196,967
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(6)	279,994	256,027
Series 2021-4, Class A1 0.94%, 07/25/2066*(6)	359,208	288,274
Series 2021-2, Class A1 1.03%, 02/25/2066*(6)	241,019	200,069
Series 2021-8, Class A1 1.82%, 11/25/2066*(6)	528,603	451,711
Series 2021-7, Class A1 1.83%, 10/25/2066*(6)	1,069,611	905,302
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR17, Class 1A 1.68%, (12 MTA+0.82%), 12/25/2046	202,982	173,299
Series 2006-AR13, Class 1A 1.98%, (12 MTA+0.88%), 10/25/2046	93,059	79,535
Series 2006-AR15, Class 2A 2.60%, (12 MTA+1.50%), 11/25/2046	38,795	34,313
WaMu Mtg. Pass-Through Certs. Trust VRS
Series 2007-HY6, Class 1A1 3.20%, 06/25/2037(6)	78,689	70,109
Washington Mutual Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR9, Class 1A 1.93%, (12 MTA+0.83%), 11/25/2046	79,580	65,999
Series 2006-5, Class 1A1 3.68%, (1 ML+0.60%), 07/25/2036	42,302	27,825
Wells Fargo Commercial Mtg. Trust
Series 2017-C39, Class A5 3.42%, 09/15/2050	1,365,000	1,254,308
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.03%, 09/15/2057(6)(7)	5,286,972	113,408
Series 2015-NXS1, Class XA 1.21%, 05/15/2048(6)(7)	2,574,333	51,779
Series 2015-NXS1, Class D 4.29%, 05/15/2048(6)	75,000	65,390
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR16, Class A1 4.24%, 10/25/2036(6)	26,494	24,612
		63,970,405
U.S. Government Agency — 0.7%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.74%, 03/25/2027(6)(7)	4,813,223	107,250

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K124, Class X1 0.81%, 12/25/2030(6)(7)	$ 3,482,854	$ 157,725
Series K122, Class X1 0.97%, 11/25/2030(6)(7)	887,676	47,794
Series K121, Class X1 1.12%, 10/25/2030(6)(7)	1,619,312	98,758
Series K114, Class X1 1.21%, 06/25/2030(6)(7)	2,889,327	192,992
Series K104, Class X1 1.25%, 01/25/2030(6)(7)	2,469,542	154,559
Series K111, Class X1 1.68%, 05/25/2030(6)(7)	1,119,768	102,060
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	159,947	154,296
Series 4961, Class JB 2.50%, 12/15/2042	386,884	349,301
Series 3883, Class PB 3.00%, 05/15/2041	127,492	118,886
Series 4740, Class BA 3.00%, 09/15/2045	61,555	59,190
Federal Home Loan Mtg. Corp. SCRT
Series 2020-1, Class MA 2.50%, 08/25/2059	341,805	316,327
Series 2019-3, Class MV 3.50%, 10/25/2058	220,743	203,922
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 4.73%, (1 ML+1.65%), 04/25/2043*	18,232	18,195
Series 2019-HQA3, Class M2 4.93%, (1 ML+1.85%), 09/25/2049*	333,863	327,388
Series 2019-DNA3, Class M2 5.13%, (1 ML+2.05%), 07/25/2049*	304,428	300,060
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2022-R08, Class 1M1 4.85%, (SOFR30A+2.55%), 07/25/2042*	159,772	158,976
Series 2019-R03, Class 1M2 5.23%, (1 ML+2.15%), 09/25/2031*	29,819	29,734
Series 2019-HRP1, Class M2 5.23%, (1 ML+2.15%), 11/25/2039*	179,187	174,813
Series 2016-C07, Class 2M2 7.43%, (1 ML+4.35%), 05/25/2029	391,026	399,940
Series 2014-C04, Class 1M2 7.98%, (1 ML+4.90%), 11/25/2024	90,198	93,215
Series 2015-C04, Class 1M2 8.78%, (1 ML+5.70%), 04/25/2028	65,520	67,838
Series 2016-C02, Class 1M2 9.08%, (1 ML+6.00%), 09/25/2028	25,424	26,327
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	$ 146,531	$ 139,896
Series 2012-21, Class PQ 2.00%, 09/25/2041	82,049	74,385
Series 2012-18, Class GA 2.00%, 12/25/2041	137,956	123,822
Series 2015-48, Class QB 3.00%, 02/25/2043	200,140	190,712
Series 2018-27, Class EA 3.00%, 05/25/2048	313,496	285,232
Series 2018-35, Class CD 3.00%, 05/25/2048	189,641	170,572
Series 2019-45, Class PT 3.00%, 08/25/2049	270,295	246,812
Series 2012-52, Class PA 3.50%, 05/25/2042	111,218	105,499
Series 2018-23, Class LA 3.50%, 04/25/2048	269,513	249,246
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	129,330	126,694
Series 2015-151, Class BA 1.70%, 10/20/2045	48,577	47,987
		5,420,403
Total Collateralized Mortgage Obligations (cost $77,734,990)		69,390,808
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 67.9%
U.S. Government — 40.2%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	6,296,000	3,914,227
1.25%, 05/15/2050	8,004,000	4,479,739
1.38%, 11/15/2040 to 08/15/2050	5,658,000	3,440,624
1.75%, 08/15/2041	2,224,000	1,520,573
1.88%, 02/15/2041 to 11/15/2051	1,434,000	1,011,263
2.00%, 11/15/2041 to 08/15/2051	4,419,000	3,028,377
2.25%, 08/15/2046 to 08/15/2049	4,112,000	2,987,780
2.38%, 02/15/2042 to 05/15/2051	10,771,000	8,113,368
2.50%, 02/15/2045 to 05/15/2046	4,343,000	3,305,415
2.50%, 02/15/2046(8)(9)	5,853,000	4,443,936
2.75%, 11/15/2042 to 11/15/2047	1,685,000	1,351,546
2.88%, 05/15/2043 to 05/15/2052	6,442,000	5,308,911
3.00%, 05/15/2042 to 08/15/2052	13,068,000	11,086,864
3.13%, 02/15/2043 to 05/15/2048	5,271,000	4,516,795
3.25%, 05/15/2042	527,000	467,712
3.38%, 08/15/2042 to 11/15/2048	2,118,000	1,911,901
3.63%, 08/15/2043 to 02/15/2044	3,035,000	2,824,688
3.75%, 11/15/2043	1,049,000	996,222
3.88%, 08/15/2040	640,000	628,850
4.38%, 11/15/2039 to 05/15/2040	2,035,000	2,145,078
4.50%, 02/15/2036	1,034,000	1,118,134
4.63%, 02/15/2040	1,159,000	1,260,096
4.75%, 02/15/2041	1,123,000	1,234,861
5.25%, 11/15/2028 to 02/15/2029	3,011,000	3,209,476
5.38%, 02/15/2031	1,289,000	1,424,647
6.13%, 11/15/2027	544,000	593,661
6.25%, 08/15/2023	1,613,000	1,640,786
6.38%, 08/15/2027	1,217,000	1,336,656
6.75%, 08/15/2026	377,000	411,563

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
United States Treasury Bonds TIPS
0.13%, 02/15/2052(10)	$ 2,293,588	$ 1,449,560
United States Treasury Notes
0.13%, 12/15/2023 to 01/15/2024	7,188,000	6,813,528
0.25%, 09/30/2023 to 08/31/2025	11,685,000	10,465,867
0.38%, 10/31/2023 to 09/30/2027	20,365,000	18,142,635
0.50%, 02/28/2026 to 10/31/2027	15,428,000	13,136,251
0.63%, 07/31/2026 to 08/15/2030	25,225,000	20,872,816
0.75%, 01/31/2028	4,300,000	3,619,895
0.88%, 01/31/2024 to 11/15/2030	5,523,000	4,447,459
1.13%, 02/15/2031	4,030,000	3,263,198
1.25%, 12/31/2026 to 08/15/2031	11,630,000	9,619,304
1.38%, 08/31/2023 to 11/15/2031	1,111,000	1,052,473
1.50%, 09/30/2024 to 02/15/2030	12,522,000	11,495,699
1.63%, 10/31/2023 to 05/15/2031	19,745,000	17,843,181
1.75%, 07/31/2024	1,377,000	1,316,057
1.88%, 08/31/2024 to 02/15/2032	8,717,000	7,984,155
2.00%, 05/31/2024 to 11/15/2026	16,712,000	15,709,698
2.13%, 02/29/2024 to 05/15/2025	17,461,000	16,762,065
2.25%, 11/15/2024 to 11/15/2027	17,318,000	16,307,637
2.38%, 08/15/2024 to 05/15/2027	6,802,000	6,524,034
2.50%, 05/15/2024	3,886,000	3,774,581
2.63%, 03/31/2025 to 07/31/2029	7,552,000	7,113,077
2.75%, 05/15/2025 to 08/15/2032	17,854,000	17,003,247
2.88%, 07/31/2025 to 05/15/2028	4,258,000	4,060,129
3.00%, 07/31/2024 to 07/15/2025	1,400,000	1,361,008
3.13%, 08/31/2027 to 08/31/2029	67,000	63,963
United States Treasury Notes TIPS
0.25%, 07/15/2029(10)	5,067,431	4,569,200
0.75%, 07/15/2028(10)	3,027,495	2,844,929
		307,329,395
U.S. Government Agency — 27.7%
Federal Home Loan Bank
1.88%, 12/09/2022	1,000,000	996,708
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	1,102,847	946,739
2.00%, 02/01/2036 to 08/01/2052	7,207,133	5,952,691
2.50%, 01/01/2028 to 09/01/2051	1,469,035	1,311,935
3.00%, 08/01/2027 to 08/01/2046	1,847,880	1,658,813
3.50%, 01/01/2032 to 02/01/2052	2,764,779	2,538,494
4.00%, 09/01/2040 to 01/01/2050	1,056,423	1,001,471
4.50%, 07/01/2045 to 06/01/2052	1,227,729	1,174,828
5.00%, 09/01/2031 to 11/01/2043	278,165	277,421
5.50%, 01/01/2036	63,558	65,725
6.00%, 03/01/2040	4,853	5,105
6.25%, 07/15/2032	206,000	239,697
6.75%, 03/15/2031	100,000	118,193
Federal Home Loan Mtg. Corp. FRS
2.74%, (6 ML+1.49%), 02/01/2037	7,940	7,955
2.99%, (12 ML+1.87%), 11/01/2037	65,698	66,891
Federal National Mtg. Assoc.
1.50%, 12/01/2050	1,551,545	1,193,599
1.88%, 09/24/2026	837,000	764,918
2.00%, 07/01/2035 to 05/01/2052	28,606,291	23,342,674
2.50%, 04/01/2028 to 04/01/2052	12,639,246	10,783,922
2.63%, 09/06/2024	2,025,000	1,964,101
3.00%, 10/01/2027 to 07/01/2052	8,413,269	7,466,047
3.50%, 08/01/2026 to 08/01/2049	3,582,296	3,282,291
4.00%, 03/01/2039 to 03/01/2049	2,469,337	2,340,562
4.50%, 10/01/2024 to 12/01/2048	1,000,452	972,185
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.00%, 05/01/2040 to 08/01/2052	$ 560,843	$ 554,884
5.50%, 12/01/2029 to 06/01/2038	124,824	128,475
6.00%, 11/01/2038 to 06/01/2040	35,075	36,951
6.50%, 10/01/2037	327	338
6.63%, 11/15/2030	871,000	1,017,210
7.25%, 05/15/2030	2,260,000	2,709,700
Federal National Mtg. Assoc. FRS
2.08%, (12 ML+1.83%), 10/01/2040	32,057	32,652
2.09%, (12 ML+1.77%), 05/01/2040	56,863	57,730
2.13%, (12 ML+1.82%), 10/01/2040	11,165	11,421
2.81%, (12 ML+1.57%), 05/01/2037	10,888	11,034
2.89%, (12 ML+1.68%), 07/01/2039	45,057	45,597
3.08%, (6 ML+1.54%), 09/01/2035	68,697	69,980
3.31%, (12 ML+1.91%), 08/01/2035	41,944	42,887
3.51%, (1 Yr USTYCR+2.22%), 10/01/2035	58,339	59,609
3.54%, (1 Yr USTYCR+2.27%), 11/01/2036	24,886	25,493
Government National Mtg. Assoc.
2.00%, 11/20/2050	1,510,118	1,267,800
2.00%, October 30 TBA	4,500,000	3,746,602
2.50%, 07/20/2051 to 09/20/2051	2,954,161	2,548,125
3.00%, 02/20/2045 to 03/20/2052	1,239,528	1,108,289
3.00%, October 30 TBA	20,300,000	17,937,746
3.50%, 03/20/2045 to 07/20/2045	144,446	133,870
3.50%, October 30 TBA	14,300,000	13,002,258
4.00%, 03/15/2039 to 05/20/2048	676,252	643,731
4.50%, 09/15/2033 to 04/20/2047	343,389	336,679
4.50%, October 30 TBA	6,800,000	6,508,609
5.00%, 06/15/2033 to 08/15/2038	218,722	218,377
5.50%, 02/15/2032 to 02/15/2034	227,152	232,372
6.00%, 04/15/2028 to 12/15/2036	490,142	509,095
6.50%, 09/15/2028 to 12/15/2031	6,552	6,770
7.50%, 09/15/2030	8,927	8,936
Tennessee Valley Authority
4.25%, 09/15/2065	577,000	514,593
Uniform Mtg. Backed Securities
2.00%, October 30 TBA	24,600,000	19,912,547
2.50%, October 30 TBA	33,900,000	28,435,611
3.00%, October 30 TBA	16,000,000	13,923,125
3.50%, October 30 TBA	19,100,000	17,188,508
4.00%, October 30 TBA	10,300,000	9,556,871
4.50%, October 30 TBA	1,300,000	1,238,352
		212,255,792
Total U.S. Government & Agency Obligations (cost $575,488,195)		519,585,187
FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Banks — 0.0%
Industrial Bank of Korea
1.04%, 06/22/2025*	341,000	306,709
Sovereign — 1.9%
Arab Republic of Egypt
8.50%, 01/31/2047	200,000	110,896

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Arab Republic of Egypt
7.90%, 02/21/2048		$ 355,000	$ 184,714
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	10,630,000	1,829,992
Finance Department Government of Sharjah
3.63%, 03/10/2033*		520,000	403,227
Government of Bermuda
2.38%, 08/20/2030*		200,000	159,098
5.00%, 07/15/2032*		200,000	189,900
Government of Hungary
1.63%, 04/28/2032	EUR	1,240,000	811,151
Government of Macedonia
3.68%, 06/03/2026*	EUR	480,000	410,995
Government of Romania
2.63%, 12/02/2040*	EUR	645,000	322,438
2.75%, 04/14/2041	EUR	780,000	390,904
3.38%, 02/08/2038	EUR	255,000	153,973
4.63%, 04/03/2049	EUR	730,000	470,042
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	110,000	77,893
Republic of Angola
8.00%, 11/26/2029		325,000	243,821
8.25%, 05/09/2028		200,000	157,260
Republic of Benin
4.95%, 01/22/2035*	EUR	585,000	360,968
Republic of Chile
1.25%, 01/22/2051	EUR	705,000	342,013
4.00%, 01/31/2052		255,000	185,968
Republic of Indonesia
1.10%, 03/12/2033	EUR	1,075,000	718,281
Republic of North Macedonia
2.75%, 01/18/2025	EUR	410,000	363,648
Republic of Panama
3.87%, 07/23/2060		1,070,000	635,086
Republic of Philippines
1.20%, 04/28/2033	EUR	965,000	658,665
1.75%, 04/28/2041	EUR	300,000	176,468
Republic of Senegal
4.75%, 03/13/2028	EUR	200,000	157,964
6.25%, 05/23/2033		480,000	359,970
Russian Federation
5.90%, 03/12/2031(11)(12)	RUB	142,880,000	747,628
United Mexican States
1.13%, 01/17/2030	EUR	210,000	155,379
1.45%, 10/25/2033	EUR	1,305,000	838,244
7.75%, 05/29/2031	MXN	57,804,800	2,547,263
			14,163,849
Total Foreign Government Obligations (cost $23,011,662)			14,470,558
MUNICIPAL SECURITIES — 0.4%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		85,000	79,779
6.14%, 12/01/2039		335,000	290,412
6.32%, 11/01/2029		355,000	335,671
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		160,000	134,269
Security Description	Shares or Principal Amount	Value

Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025	$ 925,000	$ 837,446
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	1,260,000	1,333,824
State of Illinois General Obligation Bonds
4.95%, 06/01/2023	246,818	246,756
5.00%, 01/01/2023	70,000	70,124
Total Municipal Securities (cost $3,689,302)		3,328,281
COMMON STOCKS — 0.0%
Coal — 0.0%
Foresight Energy LLC†(12)	1,359	16,306
Oil Companies - Exploration & Production — 0.0%
Ascent Resources – Marcellus LLC†(11)(12)	11,973	28,436
Total Common Stocks (cost $48,524)		44,742
ESCROWS AND LITIGATION TRUSTS — 0.0%
Paragon Offshore Finance Co. †(11) (cost $587)	587	0
WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
Ascent Resources – Marcellus LLC †(11)(12) (cost $296)	3,100	84
Total Long-Term Investment Securities (cost $1,003,427,803)		883,695,765
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01%(13) (cost $3,423,402)	3,423,082	3,423,766
REPURCHASE AGREEMENTS — 2.7%
Bank of America Securities LLC Joint Repurchase Agreement(14)	4,215,000	4,215,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	4,050,000	4,050,000
BNP Paribas SA Joint Repurchase Agreement(14)	4,050,000	4,050,000

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(14)	$ 4,250,000	$ 4,250,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	4,235,000	4,235,000
Total Repurchase Agreements (cost $20,800,000)		20,800,000
TOTAL INVESTMENTS (cost $1,027,651,205)(15)	118.7%	907,919,531
Other assets less liabilities	(18.7)	(142,750,255)
NET ASSETS	100.0%	$ 765,169,276
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Diversified Fixed Income Portfolio has no right to demand registration of these securities. At September 30, 2022, the aggregate value of these securities was $131,821,033 representing 17.2% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2022.
(3)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(4)	The SA Multi-Managed Diversified Fixed Income Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of September 30, 2022. Senior loans are generally considered to be restrictive in that the SA Multi-Managed Diversified Fixed Income Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(5)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Interest Only
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	Securities classified as Level 3 (see Note 2).
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Ascent Resources – Marcellus LLC	03/30/2018	11,973	$36,240	$ 28,436	$ 2.38	0.00%
Foresight Energy LLC	06/30/2020	1,359	12,284	16,306	12.00	0.00
Foreign Government Obligations
Russian Federation 5.90%, 03/12/2031	05/27/2021	RUB 142,880,000	1,805,743	747,628	0.52	0.10
Warrants
Ascent Resources – Marcellus LLC	03/30/2018	3,100	295	84	0.03	0.00
				$792,454		0.10%
(13)	The rate shown is the 7-day yield as of September 30, 2022.
(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 4 for cost of investments on a tax basis.
1 ME—1 Month Euribor
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TBD—Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

BRL—Brazilian Real
EUR—Euro Currency
MXN—Mexican Peso
RUB—New Russian Ruble
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	Federative Republic of Brazil	2.86	2,290,000	USD	2,290,000	Fixed 1.000%	Quarterly	Jun 2027	$119,746	$54,062	$173,808
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
25	Short	Euro Buxl 30 Year Bonds	December 2022	$ 3,906,811	$ 3,592,863	$ 313,948
53	Short	Euro-BUND	December 2022	7,542,397	7,193,538	348,859
148	Short	U.S. Treasury Ultra 10 Year Notes	December 2022	18,645,461	17,535,688	1,109,773
77	Short	U.S. Treasury Ultra Bonds	December 2022	11,270,507	10,549,000	721,507
137	Short	U.S. Treasury 5 Year Notes	December 2022	15,075,633	14,728,570	347,063
39	Short	U.S. Treasury 10 Year Notes	December 2022	4,570,922	4,370,438	200,484
						$3,041,634
						Unrealized (Depreciation)
95	Long	Australian 10 Year Bonds	December 2022	$ 7,222,080	$ 7,116,788	$ (105,292)
55	Long	Canada 10 Year Bonds	December 2022	4,959,887	4,920,874	(39,013)
22	Long	U.S. Treasury Long Bonds	December 2022	2,836,688	2,780,938	(55,750)
94	Long	U.S. Treasury 2 Year Notes	December 2022	19,356,742	19,306,719	(50,023)
110	Short	Euro-Schatz	December 2022	11,517,824	11,552,977	(35,153)
						$ (285,231)
Net Unrealized Appreciation (Depreciation)						$2,756,403
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	9,135,000	USD	1,740,166	12/21/2022	$ 76,207	$ —
	USD	107,057	EUR	109,389	10/31/2022	348	—
						76,555	—
Barclays Bank PLC	USD	418,619	EUR	425,000	12/21/2022	446	—
Citibank, N.A.	MXN	53,469,000	USD	2,610,638	12/21/2022	—	(7,220)

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley & Co. International PLC	EUR	386,000	USD	370,910	10/31/2022	$ —	$ (8,091)
	EUR	8,039,000	USD	8,072,955	12/21/2022	146,207	—
	USD	381,237	EUR	378,000	12/21/2022	—	(8,515)
						146,207	(16,606)
UBS AG	USD	449,923	EUR	439,000	12/21/2022	—	(17,053)
Unrealized Appreciation (Depreciation)						$ 223,208	$ (40,879)
BRL—Brazilian Real
EUR—Euro Currency
MXN—Mexican Peso
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$233,107,782	$ —	$233,107,782
Loans	—	512,322	—	512,322
Asset Backed Securities	—	43,256,001	—	43,256,001
Collateralized Mortgage Obligations	—	69,390,808	—	69,390,808
U.S. Government & Agency Obligations	—	519,585,187	—	519,585,187
Foreign Government Obligations:
Sovereign	—	13,416,221	747,628	14,163,849
Other Industries	—	306,709	—	306,709
Municipal Securities	—	3,328,281	—	3,328,281
Common Stocks:
Oil Companies - Exploration & Production	—	—	28,436	28,436
Other Industries	—	16,306	—	16,306
Escrows and Litigation Trusts	—	—	0	0
Warrants	—	—	84	84
Short-Term Investments	3,423,766	—	—	3,423,766
Repurchase Agreements	—	20,800,000	—	20,800,000
Total Investments at Value	$3,423,766	$903,719,617	$776,148	$907,919,531
Other Financial Instruments:†
Swaps	$ —	$ 54,062	$ —	$ 54,062
Futures Contracts	3,041,634	—	—	3,041,634
Forward Foreign Currency Contracts	—	223,208	—	223,208
Total Other Financial Instruments	$3,041,634	$ 277,270	$ —	$ 3,318,904
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 285,231	$ —	$ —	$ 285,231
Forward Foreign Currency Contracts	—	40,879	—	40,879
Total Other Financial Instruments	$ 285,231	$ 40,879	$ —	$ 326,110
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO PROFILE — September 30, 2022 — (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	61.5%
Collateralized Mortgage Obligations	9.2
Other Asset Backed Securities	9.0
Short-Term Investments	7.6
Banks	4.3
Electric	1.3
Telecommunications	0.9
Diversified Financial Services	0.7
Healthcare-Products	0.6
Auto Manufacturers	0.5
Pharmaceuticals	0.5
Retail	0.5
Machinery-Construction & Mining	0.4
REITS	0.4
Transportation	0.3
Cosmetics/Personal Care	0.3
Healthcare-Services	0.3
Aerospace/Defense	0.3
Home Builders	0.2
Insurance	0.2
Media	0.1
Computers	0.1
Internet	0.1
Semiconductors	0.1
Water	0.1
Entertainment	0.1
Investment Companies	0.1
99.7%
Credit Quality†#
Aaa	69.2%
Aa	2.9
A	7.6
Baa	6.4
Not Rated@	13.9
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 12.4%
Aerospace/Defense — 0.3%
Raytheon Technologies Corp.
4.13%, 11/16/2028	$ 1,720,000	$ 1,607,011
Airlines — 0.0%
British Airways Pass Through Trust
2.90%, 09/15/2036*	148,908	121,008
Auto Manufacturers — 0.5%
Honda Motor Co., Ltd.
2.27%, 03/10/2025	2,130,000	2,004,744
Toyota Motor Credit Corp.
2.50%, 03/22/2024	1,253,000	1,214,498
		3,219,242
Banks — 4.3%
Bank of America Corp.
2.88%, 10/22/2030	755,000	618,908
3.38%, 04/02/2026	720,000	680,124
3.42%, 12/20/2028	1,406,000	1,248,386
Bank of Ireland Group PLC
2.03%, 09/30/2027*	400,000	330,595
Citigroup, Inc.
3.07%, 02/24/2028	380,000	338,675
3.52%, 10/27/2028	435,000	388,295
Discover Bank
4.68%, 08/09/2028	2,400,000	2,301,382
DNB Bank ASA
2.97%, 03/28/2025*	1,450,000	1,398,588
Goldman Sachs Group, Inc.
1.76%, 01/24/2025	1,653,000	1,570,586
1.95%, 10/21/2027	481,000	411,333
2.64%, 02/24/2028	480,000	416,467
3.81%, 04/23/2029	174,000	154,269
HSBC Holdings PLC
1.16%, 11/22/2024	1,800,000	1,700,943
2.80%, 05/24/2032	220,000	161,647
4.18%, 12/09/2025	1,045,000	999,686
JPMorgan Chase & Co.
1.58%, 04/22/2027	350,000	302,157
2.07%, 06/01/2029	1,672,000	1,355,505
2.52%, 04/22/2031	1,037,000	819,708
2.95%, 02/24/2028	1,428,000	1,262,666
Lloyds Banking Group PLC
4.72%, 08/11/2026	1,030,000	989,537
Morgan Stanley
0.53%, 01/25/2024	1,835,000	1,805,094
0.79%, 05/30/2025	685,000	630,475
2.48%, 09/16/2036	260,000	186,323
National Australia Bank, Ltd.
2.33%, 08/21/2030*	495,000	368,571
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	1,628,000	1,452,294
Royal Bank of Canada
4.24%, 08/03/2027	1,295,000	1,235,353
Swedbank AB
3.36%, 04/04/2025*	200,000	191,207
Toronto-Dominion Bank
4.11%, 06/08/2027	1,040,000	980,575
4.46%, 06/08/2032	394,000	359,763
UBS Group AG
1.49%, 08/10/2027*	1,286,000	1,080,341
Security Description	Shares or Principal Amount	Value

Banks (continued)
Wells Fargo & Co.
3.35%, 03/02/2033	$ 444,000	$ 360,070
4.54%, 08/15/2026	416,000	402,441
		26,501,964
Commercial Services — 0.0%
Global Payments, Inc.
3.75%, 06/01/2023	305,000	302,209
Computers — 0.1%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	630,000	632,538
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/2027	1,829,000	1,718,349
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
6.50%, 07/15/2025	980,000	978,232
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/2023	926,000	879,635
Antares Holdings LP
3.95%, 07/15/2026*	1,500,000	1,282,505
BOC Aviation USA Corp.
1.63%, 04/29/2024*	963,000	909,198
		4,049,570
Electric — 1.3%
Ameren Corp.
1.95%, 03/15/2027	2,090,000	1,809,288
Ameren Illinois Co.
3.85%, 09/01/2032	336,000	302,751
Dominion Energy, Inc.
1.45%, 04/15/2026	1,920,000	1,685,827
Duke Energy Florida LLC
1.75%, 06/15/2030	600,000	467,698
Duke Energy Progress LLC
2.00%, 08/15/2031	1,150,000	888,864
NextEra Energy Capital Holdings, Inc.
5.00%, 07/15/2032	1,440,000	1,374,869
Sempra Energy
3.30%, 04/01/2025	726,000	690,945
Wisconsin Power and Light Co.
3.95%, 09/01/2032	639,000	577,394
		7,797,636
Entertainment — 0.1%
Warnermedia Holdings, Inc.
3.76%, 03/15/2027*	449,000	401,722
Healthcare-Products — 0.6%
Thermo Fisher Scientific, Inc.
1.22%, 10/18/2024	4,000,000	3,719,853
Healthcare-Services — 0.3%
Roche Holdings, Inc.
2.31%, 03/10/2027*	1,820,000	1,634,921
Home Builders — 0.2%
Lennar Corp.
4.75%, 05/30/2025	1,250,000	1,230,833

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 0.2%
Athene Global Funding
1.99%, 08/19/2028*	$ 535,000	$ 422,008
Sammons Financial Group, Inc.
4.75%, 04/08/2032*	287,000	234,216
SBL Holdings, Inc.
5.13%, 11/13/2026*	533,000	486,060
		1,142,284
Internet — 0.1%
Meta Platforms, Inc.
3.85%, 08/15/2032*	690,000	606,598
Investment Companies — 0.1%
FS KKR Capital Corp.
4.25%, 02/14/2025*	190,000	176,240
Golub Capital BDC, Inc.
2.50%, 08/24/2026	265,000	222,136
		398,376
Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp.
3.65%, 08/12/2025	2,870,000	2,789,371
Media — 0.1%
Comcast Corp.
5.65%, 06/15/2035	121,000	120,994
6.50%, 11/15/2035	227,000	242,133
Paramount Global
4.95%, 01/15/2031	345,000	304,336
		667,463
Pharmaceuticals — 0.5%
AbbVie, Inc.
2.95%, 11/21/2026	1,180,000	1,081,067
CVS Health Corp.
1.30%, 08/21/2027	1,100,000	916,442
Zoetis, Inc.
2.00%, 05/15/2030	1,440,000	1,143,667
		3,141,176
REITS — 0.4%
American Tower Corp.
3.65%, 03/15/2027	393,000	359,471
Broadstone Net Lease LLC
2.60%, 09/15/2031	270,000	198,790
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/2031	355,000	257,725
SBA Tower Trust
3.45%, 03/15/2048*	1,772,000	1,755,703
		2,571,689
Retail — 0.5%
Home Depot, Inc.
2.70%, 04/15/2025	800,000	763,097
Lowe's Cos, Inc.
3.35%, 04/01/2027	1,289,000	1,193,795
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	1,260,000	1,179,059
		3,135,951
Semiconductors — 0.1%
Intel Corp.
3.20%, 08/12/2061	800,000	498,405
Security Description	Shares or Principal Amount	Value

Telecommunications — 0.9%
AT&T, Inc.
3.55%, 09/15/2055	$ 351,000	$ 230,549
4.35%, 03/01/2029	2,481,000	2,319,511
4.50%, 05/15/2035	386,000	334,304
4.55%, 03/09/2049	640,000	510,779
4.90%, 08/15/2037	699,000	620,088
Telefonica Emisiones SAU
4.90%, 03/06/2048	495,000	360,459
Verizon Communications, Inc.
4.27%, 01/15/2036	545,000	465,018
4.33%, 09/21/2028	920,000	865,650
		5,706,358
Transportation — 0.3%
Canadian National Railway Co.
3.85%, 08/05/2032	1,970,000	1,795,974
Water — 0.1%
Essential Utilities, Inc.
2.70%, 04/15/2030	530,000	433,808
Total Corporate Bonds & Notes (cost $81,864,257)		75,824,309
ASSET BACKED SECURITIES — 9.0%
Other Asset Backed Securities — 9.0%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class B 2.48%, 08/15/2046*	2,500,000	2,083,225
Applebee's Funding LLC/IHOP Funding LLC
Series 2019-1A, Class A2I 4.19%, 06/05/2049*	2,128,500	2,016,728
Barings CLO, Ltd. FRS
Series 2018-3A, Class B1 4.16%, (3 ML+1.45%), 07/20/2029*	3,000,000	2,884,371
Series 2017-1A, Class C 5.14%, (3 ML+2.40%), 07/18/2029*	3,000,000	2,874,720
Bean Creek CLO, Ltd. FRS
Series 2015-1A, Class AR 3.73%, (3 ML+1.02%), 04/20/2031*	2,770,000	2,683,906
Series 2015-1A, Class BR 4.16%, (3 ML+1.45%), 04/20/2031*	3,115,000	2,917,409
CLI Funding VI LLC
Series 2020-3A, Class A 2.07%, 10/18/2045*	2,899,227	2,521,744
CLI Funding VIII LLC
Series 2021-1A, Class A 1.64%, 02/18/2046*	1,679,190	1,437,548
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2 3.30%, 12/26/2051*	2,175,000	1,939,236
DB Master Finance LLC
Series 2019-1A, Class A2II 4.02%, 05/20/2049*	2,102,960	1,955,391
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.12%, 07/25/2047*	2,720,795	2,501,779
FS Rialto FRS
Series 2019-FL1, Class B 4.84%, (1 ML+1.90%), 12/16/2036*	2,000,000	1,961,106
Greenwood Park CLO, Ltd. FRS
Series 2018-1A, Class A1 3.54%, (3 ML+1.03%), 04/15/2031*	3,000,000	2,917,074

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class B 5.08%, (TSFR3M+2.60%), 07/20/2031*	$ 2,000,000	$ 1,954,472
Octagon Investment Partners XV, Ltd. FRS
Series 2013-1A, Class CRR 4.74%, (3 ML+2.00%), 07/19/2030*	1,675,000	1,554,995
Octagon Investment Partners XXI, Ltd. FRS
Series 2014-1A, Class A2R3 4.31%, (3 ML+1.40%), 02/14/2031*	2,000,000	1,867,762
Palmer Square CLO, Ltd. FRS
Series 2014-1A, Class A1R2 3.87%, (3 ML+1.13%), 01/17/2031*	3,000,000	2,946,303
Series 2018-2A, Class A2 4.39%, (3 ML+1.65%), 07/16/2031*	2,000,000	1,906,054
Rockford Tower CLO, Ltd. FRS
Series 2017-2A, Class BR 4.01%, (3 ML+1.50%), 10/15/2029*	3,053,000	2,905,271
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C 3.94%, 10/20/2038*	1,011,648	947,691
Stack Infrastructure Issuer LLC
Series 2019-1A, Class A2 4.54%, 02/25/2044*	1,928,333	1,904,255
Stonepeak
Series 2021-1A, Class AA 2.30%, 02/28/2033*	1,733,941	1,538,872
Stratus CLO, Ltd. FRS
Series 2021-1A, Class A 3.51%, (3 ML+0.80%), 12/29/2029*	2,173,989	2,120,202
Tricon Residential Trust
Series 2022-SFR1, Class D 4.75%, 04/17/2039*	3,000,000	2,757,203
Wellfleet CLO, Ltd.
Series 2022-1A, Class B2 4.78%, 04/15/2034*	1,750,000	1,563,704
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	203,462	172,903
Total Asset Backed Securities (cost $57,683,323)		54,833,924
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.2%
Commercial and Residential — 7.8%
Angel Oak Mtg. Trust I LLC VRS
Series 2019-1, Class M1 4.50%, 11/25/2048*(1)	2,000,000	1,955,519
BANK VRS
Series 2020-BN29, Class XA 1.45%, 11/15/2053(1)(2)	7,122,306	542,072
BDS 2020-FL6, Ltd. FRS
Series 2020-FL6, Class C 4.65%, (SOFR30A+2.36%), 09/15/2035*	2,153,500	2,097,818
Bellemeade Re, Ltd. FRS
Series 2019-3A, Class M1C 5.03%, (1 ML+1.95%), 07/25/2029*	3,000,000	2,963,938
Series 2017-1, Class M2 6.43%, (1 ML+3.35%), 10/25/2027*	935,922	935,948
BX Commercial Mtg. Trust VRS
Series 2020-VIV2, Class C 3.66%, 03/09/2044*(1)	1,504,846	1,186,762
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
CHNGE Mtg. Trust VRS
Series 2022-3, Class A1 5.00%, 05/25/2067*(1)	$ 1,357,034	$ 1,296,841
Commercial Mtg. Trust
Series 2015-CR23, Class ASB 3.26%, 05/10/2048	2,110,689	2,058,703
Credit Suisse Mtg. Capital Certificates FRS
Series 2019-ICE4, Class D 4.42%, (1 ML+1.60%), 05/15/2036*	3,000,000	2,909,448
CSMC Trust VRS
Series 2022-NQM2, Class A3 4.00%, 02/25/2067*(1)	3,600,650	2,854,134
DBJPM Mtg. Trust
Series 2016-C1, Class AM 3.54%, 05/10/2049	2,961,000	2,713,253
Deephaven Residential Mtg. Trust
Series 2020-2, Class A3 2.86%, 05/25/2065*	2,100,000	2,017,697
Extended Stay America Trust FRS
Series 2021-ESH, Class E 5.67%, (1 ML+2.85%), 07/15/2038*	2,453,897	2,330,549
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2018-AON, Class A 4.13%, 07/05/2031*	2,899,000	2,831,356
JPMorgan Mtg. Trust VRS
Series 2022-LTV1, Class A3 3.52%, 07/25/2052*(1)	2,533,989	2,065,369
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	339,127	312,054
MTN Commercial Mtg. Trust FRS
Series 2022-LPFL, Class D 5.79%, (TSFR1M+2.94%), 03/15/2039*	2,973,000	2,815,995
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(1)	112,044	104,302
Series 2020-3, Class A1 1.49%, 04/25/2065*(1)	923,559	887,708
Traingle Re, Ltd. FRS
Series 2021-1, Class M1C 6.48%, (1 ML+3.40%), 08/25/2033*	1,266,002	1,265,675
Verus Securitization Trust
Series 2020-1, Class A3 2.72%, 01/25/2060*(3)	2,473,895	2,385,056
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(1)	316,739	262,925
Series 2019-INV2, Class M1 3.50%, 07/25/2059*(1)	3,253,000	3,061,455
Series 2022-3, Class A3 4.13%, 02/25/2067*(1)	3,267,252	2,995,466
Vista Point Securitization Trust VRS
Series 2020-1, Class A2 2.77%, 03/25/2065*(1)	2,741,303	2,718,263
		47,568,306
U.S. Government Agency — 1.4%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA2, Class M1 3.08%, (SOFR30A+0.80%), 08/25/2033*	477,340	474,545

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2018-HRP2, Class M3AS 4.08%, (1 ML+1.00%), 02/25/2047*	$ 1,768,028	$ 1,736,869
Series 2020-HQA3, Class M2 6.68%, (1 ML+3.60%), 07/25/2050*	245,827	245,771
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1A 4.28%, (SOFR30A+2.00%), 04/25/2042*	1,505,594	1,490,567
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2017-C07, Class 1EB2 4.08%, (1 ML+1.00%), 05/25/2030	1,123,548	1,117,722
Series 2017-C01, Class 1EB1 4.33%, (1 ML+1.25%), 07/25/2029	739,393	738,034
Series 2022-R03, Class 1M1 4.38%, (SOFR30A+2.10%), 03/25/2042*	811,122	801,528
Series 2017-C02, Class 2ED3 4.43%, (1 ML+1.35%), 09/25/2029	1,302,639	1,294,084
Series 2022-R06, Class 1M1 5.03%, (SOFR30A+2.75%), 05/25/2042*	775,238	774,511
Series 2019-R03, Class 1M2 5.23%, (1 ML+2.15%), 09/25/2031*	41,809	41,689
		8,715,320
Total Collateralized Mortgage Obligations (cost $59,010,382)		56,283,626
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 61.5%
U.S. Government — 53.5%
United States Treasury Bonds TIPS
0.13%, 02/15/2051 to 02/15/2052(4)	11,012,618	6,957,628
0.25%, 02/15/2050(4)	6,682,768	4,379,236
0.63%, 02/15/2043(4)	12,886,600	9,906,070
0.75%, 02/15/2042 to 02/15/2045(4)	35,470,591	27,996,420
0.88%, 02/15/2047(4)	12,617,364	9,892,432
1.00%, 02/15/2046 to 02/15/2049(4)	21,151,927	17,145,659
1.75%, 01/15/2028(4)	707,115	700,182
2.13%, 02/15/2041(4)	12,785,094	13,186,501
United States Treasury Notes TIPS
0.13%, 10/15/2024 to 01/15/2032(4)	127,555,077	113,597,697
0.13%, 10/15/2026(4)(5)(6)	30,629,780	28,531,760
0.25%, 07/15/2029(4)	28,956,750	26,109,713
0.38%, 01/15/2027(4)	2,453,040	2,291,389
0.50%, 01/15/2028(4)	8,011,537	7,435,160
0.63%, 07/15/2032(4)	7,902,830	7,170,275
0.75%, 07/15/2028(4)	15,414,848	14,485,291
0.88%, 01/15/2029(4)	40,017,443	37,630,465
		327,415,878
U.S. Government Agency — 8.0%
Federal Home Loan Mtg. Corp.
6.25%, 07/15/2032	18,600,000	21,642,536
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc.
6.63%, 11/15/2030	$ 23,350,000	$ 27,269,635
		48,912,171
Total U.S. Government & Agency Obligations (cost $459,064,298)		376,328,049
Total Long-Term Investment Securities (cost $657,622,260)		563,269,908
SHORT-TERM INVESTMENTS — 7.6%
Unaffiliated Investment Companies — 7.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%(7) (cost $46,560,850)	46,560,850	46,560,850
TOTAL INVESTMENTS (cost $704,183,110)(8)	99.7%	609,830,758
Other assets less liabilities	0.3	1,735,958
NET ASSETS	100.0%	$611,566,716
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA American Century Inflation Protection Portfolio has no right to demand registration of these securities. At September 30, 2022, the aggregate value of these securities was $114,053,163 representing 18.6% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2022.
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of September 30, 2022.
(8)	See Note 4 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	50,000,000	USD	Fixed 3.538%	12-Month USA CPI	Maturity	Maturity	Mar 2027	$ 717	$ (793,784)	$ (793,067)
Centrally Cleared	50,000,000	USD	Fixed 3.540	12-Month USA CPI	Maturity	Maturity	Mar 2027	717	(799,841)	(799,124)
Centrally Cleared	25,000,000	USD	Fixed 3.710	12-Month USA CPI	Maturity	Maturity	Mar 2027	586	(652,714)	(652,128)
Centrally Cleared	10,000,000	USD	Fixed 3.060	12-Month USA CPI	Maturity	Maturity	Mar 2032	576	(279,295)	(278,719)
Centrally Cleared	20,000,000	USD	Fixed 3.040	12-Month USA CPI	Maturity	Maturity	Mar 2032	677	(508,897)	(508,220)
Centrally Cleared	10,000,000	USD	Fixed 3.445	12-Month USA CPI	Maturity	Maturity	Apr 2027	508	(158,505)	(157,997)
Centrally Cleared	25,000,000	USD	Fixed 3.990	12-Month USA CPI	Maturity	Maturity	Jun 2024	511	(317,165)	(316,654)
								$4,292	$(3,510,201)	$(3,505,909)
CPI—Consumer Price Index
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
40	Long	U.S. Treasury 2 Year Notes	December 2022	$ 8,347,890	$ 8,215,624	$ (132,266)
251	Long	U.S. Treasury 5 Year Notes	December 2022	27,638,825	26,984,461	(654,364)
160	Long	U.S. Treasury 10 Year Notes	December 2022	18,526,976	17,930,000	(596,976)
						$(1,383,606)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 75,824,309	$—	$ 75,824,309
Asset Backed Securities	—	54,833,924	—	54,833,924
Collateralized Mortgage Obligations	—	56,283,626	—	56,283,626
U.S. Government & Agency Obligations	—	376,328,049	—	376,328,049
Short-Term Investments	46,560,850	—	—	46,560,850
Total Investments at Value	$46,560,850	$563,269,908	$—	$609,830,758
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 3,510,201	$—	$ 3,510,201
Futures Contracts	1,383,606	—	—	1,383,606
Total Other Financial Instruments	$ 1,383,606	$ 3,510,201	$—	$ 4,893,807
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO PROFILE — September 30, 2022 — (unaudited)

Industry Allocation*
Banks	13.9%
Electric	10.1
Telecommunications	10.1
Pharmaceuticals	7.3
Mining	6.3
Healthcare-Services	5.7
Semiconductors	5.6
Oil & Gas	5.5
Retail	4.2
Chemicals	3.9
Insurance	3.8
Pipelines	3.1
Agriculture	3.1
Aerospace/Defense	2.6
Transportation	2.6
Repurchase Agreements	2.6
Oil & Gas Services	2.3
Airlines	2.3
Healthcare-Products	2.2
Software	1.5
Machinery-Construction & Mining	1.4
100.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.3%
Aerospace/Defense — 2.6%
Raytheon Technologies Corp.	89,988	$ 7,366,418
Agriculture — 3.1%
Philip Morris International, Inc.	104,323	8,659,852
Airlines — 2.3%
Southwest Airlines Co.†	204,359	6,302,432
Banks — 13.9%
Bank of America Corp.	276,054	8,336,831
Citigroup, Inc.	158,004	6,584,027
JPMorgan Chase & Co.	67,467	7,050,302
Morgan Stanley	79,622	6,290,934
Wells Fargo & Co.	259,820	10,449,960
		38,712,054
Chemicals — 3.9%
FMC Corp.	103,215	10,909,826
Electric — 10.1%
AES Corp.	332,904	7,523,630
FirstEnergy Corp.	295,578	10,936,386
PG&E Corp.†	779,134	9,739,175
		28,199,191
Healthcare-Products — 2.2%
Baxter International, Inc.	113,744	6,126,252
Healthcare-Services — 5.7%
Centene Corp.†	112,126	8,724,524
Humana, Inc.	15,010	7,282,702
		16,007,226
Insurance — 3.8%
MetLife, Inc.	172,854	10,506,066
Machinery-Construction & Mining — 1.4%
Caterpillar, Inc.	24,736	4,058,683
Mining — 6.3%
Barrick Gold Corp.	532,041	8,246,635
Freeport-McMoRan, Inc.	339,933	9,290,369
		17,537,004
Oil & Gas — 5.5%
Chevron Corp.	40,025	5,750,392
Marathon Petroleum Corp.	97,319	9,666,696
		15,417,088
Oil & Gas Services — 2.3%
TechnipFMC PLC†	747,922	6,327,420
Pharmaceuticals — 7.3%
Bristol-Myers Squibb Co.	140,371	9,978,974
Cigna Corp.	37,315	10,353,793
		20,332,767
Pipelines — 3.1%
Williams Cos., Inc.	302,807	8,669,364
Security Description	Shares or Principal Amount	Value

Retail — 4.0%
Lowe's Cos., Inc.	52,668	$ 9,891,577
Qurate Retail, Inc., Series A	604,786	1,215,620
		11,107,197
Semiconductors — 5.6%
Applied Materials, Inc.	93,490	7,659,636
QUALCOMM, Inc.	71,760	8,107,445
		15,767,081
Software — 1.5%
Teradata Corp.†	132,379	4,111,692
Telecommunications — 10.1%
Cisco Systems, Inc.	202,439	8,097,560
Corning, Inc.	305,167	8,855,946
Verizon Communications, Inc.	293,163	11,131,399
		28,084,905
Transportation — 2.6%
CSX Corp.	157,659	4,200,036
Union Pacific Corp.	15,800	3,078,156
		7,278,192
Total Common Stocks (cost $224,765,941)		271,480,710
PREFERRED STOCKS — 0.2%
Retail — 0.2%
Qurate Retail, Inc. 8.00% (cost $2,842,383)	16,206	738,021
Total Long-Term Investment Securities (cost $227,608,324)		272,218,731
REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.83% dated 09/30/2022, to be repurchased 10/03/2022 in the amount of $7,119,799 and collateralized by $6,019,100 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $7,261,778 (cost $7,119,307)	$7,119,307	7,119,307
TOTAL INVESTMENTS (cost $234,727,631)(1)	100.1%	279,338,038
Other assets less liabilities	(0.1)	(249,326)
NET ASSETS	100.0%	$279,088,712
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$271,480,710	$ —	$—	$271,480,710
Preferred Stocks	738,021	—	—	738,021
Repurchase Agreements	—	7,119,307	—	7,119,307
Total Investments at Value	$272,218,731	$7,119,307	$—	$279,338,038
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO PROFILE — September 30, 2022 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	57.8%
Domestic Fixed Income Investment Companies	22.0
International Equity Investment Companies	20.3
100.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 57.8%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	371,527	$ 7,218,767
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,230,016	12,693,770
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,268,796	18,702,059
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	156,510	2,050,280
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	329,126	5,312,097
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	407,308	4,476,309
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	277,197	4,751,161
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	265,411	13,458,988
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	184,435	2,864,275
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	415,455	5,118,407
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	710,323	14,504,785
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	167,428	2,916,593
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	204,596	3,654,076
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	461,884	3,307,087
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	577,903	12,320,898
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	330,814	4,975,446
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	482,221	17,094,747
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	366,238	6,497,056
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	617,728	12,830,215
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	624,178	17,720,421
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	394,996	6,473,979
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	927,229	12,053,971
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	269,868	3,297,791
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	266,096	2,993,584
Total Domestic Equity Investment Companies (cost $228,129,916)		197,286,762
Domestic Fixed Income Investment Companies — 22.0%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	428,399	3,864,157
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,751,805	$ 17,115,139
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	204,199	2,084,873
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	661,179	7,477,933
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	964,293	8,948,643
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	649,004	6,236,928
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,589,338	12,651,127
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	991,338	4,768,336
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	894,346	11,724,871
Total Domestic Fixed Income Investment Companies (cost $86,756,134)		74,872,007
International Equity Investment Companies — 20.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,487,423	17,561,204
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	277,596	3,333,932
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	692,327	9,311,806
SunAmerica Series Trust SA International Index Portfolio, Class 1	388,591	3,777,105
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	642,039	4,256,723
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,479,562	12,206,386
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	466,368	5,302,602
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,544,916	13,533,461
Total International Equity Investment Companies (cost $86,681,511)		69,283,219
TOTAL INVESTMENTS (cost $401,567,561)(2)	100.1%	341,441,988
Other assets less liabilities	(0.1)	(170,988)
NET ASSETS	100.0%	$341,271,000
#	The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$341,441,988	$—	$—	$341,441,988
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO PROFILE — September 30, 2022 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	47.4%
Domestic Fixed Income Investment Companies	37.1
International Equity Investment Companies	15.5
100.0%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 47.4%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	373,866	$ 7,264,211
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,195,256	12,335,047
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,280,764	18,878,460
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	170,099	2,228,295
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	269,334	4,347,053
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	370,869	4,075,851
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	294,128	5,041,348
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	276,343	14,013,331
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	225,020	3,494,565
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	447,748	5,516,253
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	787,650	16,083,813
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	168,339	2,932,469
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	199,896	3,570,150
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	441,333	3,159,947
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	587,842	12,532,781
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	360,679	5,424,612
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	491,811	17,434,699
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	360,747	6,399,645
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	620,009	12,877,597
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	615,195	17,465,387
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	478,771	7,847,049
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	912,668	11,864,686
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	258,942	3,164,271
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	273,481	3,076,659
Total Domestic Equity Investment Companies (cost $220,249,994)		201,028,179
Domestic Fixed Income Investment Companies — 37.1%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	690,111	6,224,806
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,926,207	$ 38,359,040
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	327,261	3,341,340
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,232,850	13,943,537
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,800,530	16,708,914
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,349,785	12,971,437
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,708,659	29,520,927
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,946,415	9,362,254
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	2,063,675	27,054,778
Total Domestic Fixed Income Investment Companies (cost $182,999,254)		157,487,033
International Equity Investment Companies — 15.5%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,346,274	16,564,693
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	229,187	2,752,531
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	664,115	8,932,349
SunAmerica Series Trust SA International Index Portfolio, Class 1	334,889	3,255,125
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	664,893	4,408,240
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,374,986	11,343,634
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	441,459	5,019,391
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,527,953	13,384,867
Total International Equity Investment Companies (cost $79,774,540)		65,660,830
TOTAL INVESTMENTS (cost $483,023,788)(2)	100.0%	424,176,042
Other assets less liabilities	(0.0)	(204,134)
NET ASSETS	100.0%	$423,971,908
#	The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$424,176,042	$—	$—	$424,176,042
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO PROFILE — September 30, 2022 — (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	47.5%
Domestic Equity Investment Companies	40.7
International Equity Investment Companies	11.9
100.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 47.5%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	445,599	$ 4,019,304
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,278,190	32,027,912
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	233,276	2,381,750
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	677,182	7,658,934
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,246,418	11,566,758
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,241,036	11,926,358
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,968,507	23,629,312
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,259,727	6,059,285
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,612,188	21,135,789
Total Domestic Fixed Income Investment Companies (cost $140,463,190)		120,405,402
Domestic Equity Investment Companies — 40.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	136,037	2,643,202
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	632,080	6,523,066
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	674,673	9,944,682
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	78,801	1,032,290
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	127,206	2,053,103
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	222,088	2,440,749
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	157,396	2,697,759
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	144,162	7,310,454
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	108,911	1,691,379
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	228,509	2,815,234
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	374,984	7,657,179
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	93,875	1,635,300
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	102,411	1,829,053
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	233,937	1,674,988
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	309,341	6,595,150
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	191,178	2,875,310
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	275,273	$ 9,758,441
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	187,745	3,330,597
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	330,280	6,859,917
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	278,068	7,894,353
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	262,971	4,310,096
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	465,516	6,051,711
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	159,590	1,950,193
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	138,371	1,556,677
Total Domestic Equity Investment Companies (cost $113,873,383)		103,130,883
International Equity Investment Companies — 11.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,141,551	8,059,347
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	77,951	936,194
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	307,699	4,138,549
SunAmerica Series Trust SA International Index Portfolio, Class 1	162,577	1,580,252
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	298,767	1,980,827
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	614,475	5,069,418
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	213,338	2,425,655
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	681,325	5,968,405
Total International Equity Investment Companies (cost $37,339,009)		30,158,647
TOTAL INVESTMENTS (cost $291,675,582)(2)	100.1%	253,694,932
Other assets less liabilities	(0.1)	(134,928)
NET ASSETS	100.0%	$253,560,004
#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$253,694,932	$—	$—	$253,694,932
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO PROFILE — September 30, 2022 — (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	62.2%
Domestic Equity Investment Companies	29.7
International Equity Investment Companies	8.2
100.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 62.2%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	628,547	$ 5,669,492
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,931,660	38,412,317
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	264,227	2,697,759
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	450,069	5,090,283
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,425,760	13,231,052
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,297,848	12,472,319
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,721,576	29,623,748
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,030,370	4,956,081
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,966,137	25,776,053
Total Domestic Fixed Income Investment Companies (cost $161,266,611)		137,929,104
Domestic Equity Investment Companies — 29.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	90,190	1,752,389
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	391,556	4,040,858
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	390,522	5,756,287
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	54,403	712,675
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	87,973	1,419,887
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	132,594	1,457,212
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	116,851	2,002,816
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	90,505	4,589,514
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	72,287	1,122,617
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	164,972	2,032,451
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	253,061	5,167,499
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	55,725	970,734
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	77,138	1,377,688
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	154,515	1,106,330
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	185,257	3,949,683
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	120,754	1,816,132
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	181,319	$ 6,427,764
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	115,895	2,055,984
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	186,809	3,880,020
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	179,503	5,096,101
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	169,071	2,771,079
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	305,665	3,973,639
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	100,708	1,230,652
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	94,020	1,057,726
Total Domestic Equity Investment Companies (cost $74,186,175)		65,767,737
International Equity Investment Companies — 8.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	649,386	4,584,666
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	42,366	508,820
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	198,063	2,663,945
SunAmerica Series Trust SA International Index Portfolio, Class 1	95,360	926,902
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	174,830	1,159,121
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	377,616	3,115,329
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	117,932	1,340,887
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	454,304	3,979,702
Total International Equity Investment Companies (cost $22,668,529)		18,279,372
TOTAL INVESTMENTS (cost $258,121,315)(2)	100.1%	221,976,213
Other assets less liabilities	(0.1)	(121,292)
NET ASSETS	100.0%	$221,854,921
#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$221,976,213	$—	$—	$221,976,213
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SEASONS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2022 — (unaudited)

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$34,149,440	$62,076,360	$40,481,748	$34,248,406	$177,585,097
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	345,000	1,035,000	970,000	665,000	—
Cash	227,678	622,121	98,488	25,964	215,381
Foreign cash*	1,374	132	449	—	17,747
Cash collateral for futures contracts	20,728	32,660	670	680	10
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	—	—	—	—	—
Dividends and interest	68,292	190,792	177,632	180,038	549,662
Investments sold	18,262	65,394	35,919	35,919	208,561
Investments sold on an extended settlement basis	16,200	43,200	43,200	43,200	34,894
Receipts on swap contracts	748	—	—	—	—
Prepaid expenses and other assets	9,157	9,463	9,090	9,036	9,897
Due from investment adviser for expense reimbursements/fee waivers	5,421	6,647	4,237	4,556	21,952
Variation margin on futures contracts	3,161	18,612	10,219	22,946	171,438
Unrealized appreciation on forward foreign currency contracts	2,321	20,400	20,030	20,593	52,232
Swap premiums paid	1,919	7,194	7,194	7,194	—
Unrealized appreciation on swap contracts	31,640	3,280	3,280	3,280	—

Total assets	34,901,341	64,131,255	41,862,156	35,266,812	178,866,871

LIABILITIES:
Payable for:
Fund shares redeemed	44,870	43,095	24,784	13,797	654,976
Investments purchased	126,502	783,452	74,891	54,321	17,711
Investments purchased on an extended settlement basis	1,993,469	6,085,128	6,378,719	6,311,568	9,334,250
Payments on swap contracts	1,333	39	39	39	395
Investment advisory and management fees	25,949	42,647	24,833	18,992	124,394
Service fees — Class 2	1,736	3,793	2,469	2,128	4,513
Service fees — Class 3	2,827	4,836	2,604	1,965	26,939
Transfer agent fees and expenses	102	102	102	127	535
Trustees’ fees and expenses	453	802	492	395	2,266
Other accrued expenses	87,223	93,348	78,495	79,638	132,671
Accrued foreign tax on capital gains	—	—	—	—	2,250
Line of credit	—	—	—	—	350,000
Variation margin on futures contracts	1,444	18,535	12,526	16,197	44,266
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	221	—
Due to broker	32,925	143,468	13,459	13,459	—
Unrealized depreciation on forward foreign currency contracts	153	2,771	2,745	2,767	268,505
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	1,417

Total liabilities	2,318,986	7,222,016	6,616,158	6,515,614	10,965,088

NET ASSETS	$32,582,355	$56,909,239	$35,245,998	$28,751,198	$167,901,783

* Cost
Investments (unaffiliated)	$43,392,477	$75,706,370	$48,983,587	$40,096,394	$187,996,723

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$1,500	$780	$1,071	$428	$17,878

See Notes to Financial Statements

216

SEASONS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2022 — (unaudited)

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$41,000,694	$70,990,055	$45,993,756	$35,892,613	$149,922,157
Total accumulated earnings (loss)	(8,418,339)	(14,080,816)	(10,747,758)	(7,141,415)	17,979,626

NET ASSETS	$32,582,355	$56,909,239	$35,245,998	$28,751,198	$167,901,783

Class 1 (unlimited shares authorized):
Net assets	$7,051,441	$6,286,140	$4,375,742	$2,994,160	$9,835,178
Shares of beneficial interest issued and outstanding	716,085	748,699	579,582	361,424	846,733
Net asset value, offering and redemption price per share	$9.85	$8.40	$7.55	$8.28	$11.62

Class 2 (unlimited shares authorized):
Net assets	$12,960,083	$28,684,613	$18,801,949	$16,562,994	$34,688,062
Shares of beneficial interest issued and outstanding	1,323,310	3,426,754	2,495,757	2,003,486	2,988,669
Net asset value, offering and redemption price per share	$9.79	$8.37	$7.53	$8.27	$11.61

Class 3 (unlimited shares authorized):
Net assets	$12,570,831	$21,938,486	$12,068,307	$9,194,044	$123,378,543
Shares of beneficial interest issued and outstanding	1,291,561	2,627,312	1,601,633	1,112,376	10,686,430
Net asset value, offering and redemption price per share	$9.73	$8.35	$7.54	$8.27	$11.55

See Notes to Financial Statements

217

SEASONS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2022 — (unaudited)

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$277,366,133	$332,195,894	$585,832,126	$145,309,342	$182,759,112
Investments at value (affiliated)*	—	—	440,852	—	—
Repurchase agreements (cost approximates value)	—	—	2,270,000	1,025,000	499,117
Cash	609,621	6,799,752	3,978,515	27,565	1,027,215
Foreign cash*	10	1,415	2	1	84,213
Cash collateral for futures contracts	—	—	24	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	14,360	41,234	63,452	6,502	24,279
Dividends and interest	39,229	65,304	1,211,465	47,329	365,584
Investments sold	727,307	—	135,525	91,485	592,061
Investments sold on an extended settlement basis	—	—	—	—	23,152
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	10,895	11,359	12,797	10,039	10,048
Due from investment adviser for expense reimbursements/fee waivers	—	22,179	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	55,835	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	278,767,555	339,137,137	594,000,593	146,517,263	185,384,781

LIABILITIES:
Payable for:
Fund shares redeemed	190,960	500,058	671,601	304,105	136,867
Investments purchased	1,410,654	282,583	1,831,403	33,963	586,248
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	209,030	237,465	397,380	110,331	140,538
Service fees — Class 2	3,668	3,087	2,478	2,236	2,274
Service fees — Class 3	4,667	2,889	1,961	2,318	2,224
Transfer agent fees and expenses	586	306	280	382	382
Trustees’ fees and expenses	4,175	5,125	8,193	2,114	2,530
Other accrued expenses	88,624	103,445	140,293	88,784	93,158
Accrued foreign tax on capital gains	—	—	—	—	—
Line of credit	—	—	50,000	—	—
Variation margin on futures contracts	—	5,275	7,913	1,700	1,700
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	666,100	—	5	22
Unrealized depreciation on forward foreign currency contracts	—	—	52,025	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,912,364	1,806,333	3,163,527	545,938	965,943

NET ASSETS	$276,855,191	$337,330,804	$590,837,066	$145,971,325	$184,418,838

* Cost
Investments (unaffiliated)	$261,187,455	$323,823,495	$603,117,051	$155,812,201	$177,833,995

Investments (affiliated)	$—	$—	$509,513	$—	$—

Foreign cash	$12	$1,483	$2	$1	$85,278

See Notes to Financial Statements

218

SEASONS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2022 — (unaudited)

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$214,215,730	$282,658,001	$463,294,203	$131,491,097	$139,351,178
Total accumulated earnings (loss)	62,639,461	54,672,803	127,542,863	14,480,228	45,067,660

NET ASSETS	$276,855,191	$337,330,804	$590,837,066	$145,971,325	$184,418,838

Class 1 (unlimited shares authorized):
Net assets	$228,890,190	$301,747,559	$563,346,679	$118,878,355	$157,617,543
Shares of beneficial interest issued and outstanding	13,354,615	29,231,385	38,232,277	9,077,207	9,763,292
Net asset value, offering and redemption price per share	$17.14	$10.32	$14.73	$13.10	$16.14

Class 2 (unlimited shares authorized):
Net assets	$27,169,124	$22,762,139	$18,626,544	$16,671,191	$16,849,864
Shares of beneficial interest issued and outstanding	1,689,185	2,302,003	1,266,708	1,403,070	1,048,265
Net asset value, offering and redemption price per share	$16.08	$9.89	$14.70	$11.88	$16.07

Class 3 (unlimited shares authorized):
Net assets	$20,795,877	$12,821,106	$8,863,843	$10,421,779	$9,951,431
Shares of beneficial interest issued and outstanding	1,346,697	1,325,657	602,956	930,718	620,812
Net asset value, offering and redemption price per share	$15.44	$9.67	$14.70	$11.20	$16.03

See Notes to Financial Statements

219

SEASONS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2022 — (unaudited)

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA American Century Inflation Protection Portfolio	SA Columbia Focused Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$173,707,114	$256,770,215	$887,119,531	$609,830,758	$272,218,731
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	1,051,469	20,800,000	—	7,119,307
Cash	1,483,664	1,053,448	912,601	10	1
Foreign cash*	—	455,603	20,968	—	—
Cash collateral for futures contracts	216,553	—	5,068	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	2,951,417	—
Due from broker	—	49	—	—	—
Receivable for:
Fund shares sold	13,315	336,513	74,469	1,055,794	21,133
Dividends and interest	191,150	2,177,349	5,249,883	2,359,627	260,308
Investments sold	573,575	550,553	2,781,382	1,181,152	—
Investments sold on an extended settlement basis	—	24,038	2,754,436	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	11,140	11,342	16,337	12,777	10,464
Due from investment adviser for expense reimbursements/fee waivers	—	9,219	—	31,548	79,264
Variation margin on futures contracts	—	—	285,127	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	223,208	—	—
Swap premiums paid	—	—	119,746	4,292	—
Unrealized appreciation on swap contracts	—	—	54,062	—	—

Total assets	176,196,511	262,439,798	920,416,818	617,427,375	279,709,208

LIABILITIES:
Payable for:
Fund shares redeemed	226,090	240,867	597,786	207,965	287,001
Investments purchased	852,834	1,051,027	15,172,822	1,480,236	—
Investments purchased on an extended settlement basis	—	—	138,468,612	—	—
Payments on swap contracts	—	—	646	—	—
Investment advisory and management fees	131,425	217,692	415,177	309,738	244,348
Service fees — Class 2	1,526	1,573	1,855	—	1,520
Service fees — Class 3	1,666	1,786	1,539	79,734	1,571
Transfer agent fees and expenses	280	357	331	408	280
Trustees’ fees and expenses	2,452	3,776	9,707	8,563	3,857
Other accrued expenses	90,602	157,553	186,271	124,147	81,919
Accrued foreign tax on capital gains	—	6,891	—	—	—
Line of credit	175,000	—	—	—	—
Variation margin on futures contracts	9,225	10,360	126,734	135,109	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	225,183	4,558	—
Unrealized depreciation on forward foreign currency contracts	—	—	40,879	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	3,510,201	—

Total liabilities	1,491,100	1,691,882	155,247,542	5,860,659	620,496

NET ASSETS	$174,705,411	$260,747,916	$765,169,276	$611,566,716	$279,088,712

* Cost
Investments (unaffiliated)	$182,777,466	$285,209,683	$1,006,851,205	$704,183,110	$227,608,324

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$462,441	$26,351	$—	$—

See Notes to Financial Statements

220

SEASONS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2022 — (unaudited)

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA American Century Inflation Protection Portfolio	SA Columbia Focused Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$149,448,282	$266,235,314	$895,058,040	$679,381,297	$184,268,236
Total accumulated earnings (loss)	25,257,129	(5,487,398)	(129,888,764)	(67,814,581)	94,820,476

NET ASSETS	$174,705,411	$260,747,916	$765,169,276	$611,566,716	$279,088,712

Class 1 (unlimited shares authorized):
Net assets	$155,689,510	$240,599,553	$743,430,527	$239,061,118	$260,478,845
Shares of beneficial interest issued and outstanding	14,172,893	34,062,295	76,105,402	26,512,332	13,404,987
Net asset value, offering and redemption price per share	$10.99	$7.06	$9.77	$9.02	$19.43

Class 2 (unlimited shares authorized):
Net assets	$11,402,618	$11,895,558	$14,450,611	$—	$11,437,820
Shares of beneficial interest issued and outstanding	1,080,511	1,681,018	1,481,209	—	587,629
Net asset value, offering and redemption price per share	$10.55	$7.08	$9.76	$—	$19.46

Class 3 (unlimited shares authorized):
Net assets	$7,613,283	$8,252,805	$7,288,138	$372,505,598	$7,172,047
Shares of beneficial interest issued and outstanding	740,765	1,170,875	751,219	41,830,052	368,563
Net asset value, offering and redemption price per share	$10.28	$7.05	$9.70	$8.91	$19.46

See Notes to Financial Statements

221

SEASONS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2022 — (unaudited)

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$—
Investments at value (affiliated)*	341,441,988	424,176,042	253,694,932	221,976,213
Repurchase agreements (cost approximates value)	—	—	—	—
Cash	—	—	—	—
Foreign cash*	—	—	—	—
Cash collateral for futures contracts	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—
Due from broker	—	—	—	—
Receivable for:
Fund shares sold	850,175	312,622	64,573	11,140
Dividends and interest	—	—	—	—
Investments sold	—	—	—	57,945
Investments sold on an extended settlement basis	—	—	—	—
Receipts on swap contracts	—	—	—	—
Prepaid expenses and other assets	9,573	10,192	9,643	9,468
Due from investment adviser for expense reimbursements/fee waivers	2,973	3,697	2,200	1,910
Variation margin on futures contracts	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Swap premiums paid	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—

Total assets	342,304,709	424,502,553	253,771,348	222,056,676

LIABILITIES:
Payable for:
Fund shares redeemed	69,664	—	44,711	69,085
Investments purchased	780,511	312,622	19,862	—
Investments purchased on an extended settlement basis	—	—	—	—
Payments on swap contracts	—	—	—	—
Investment advisory and management fees	29,725	36,974	22,000	19,104
Service fees — Class 2	—	—	—	—
Service fees — Class 3	73,488	92,342	54,962	47,729
Transfer agent fees and expenses	178	178	178	178
Trustees’ fees and expenses	4,187	5,539	3,298	2,800
Other accrued expenses	75,956	82,990	66,333	62,859
Accrued foreign tax on capital gains	—	—	—	—
Line of credit	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Due to custodian	—	—	—	—
Due to custodian for foreign cash	—	—	—	—
Due to broker	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Swap premiums received	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—

Total liabilities	1,033,709	530,645	211,344	201,755

NET ASSETS	$341,271,000	$423,971,908	$253,560,004	$221,854,921

* Cost
Investments (unaffiliated)	$—	$—	$—	$—

Investments (affiliated)	$401,567,561	$483,023,788	$291,675,582	$258,121,315

Foreign cash	$—	$—	$—	$—

See Notes to Financial Statements

222

SEASONS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2022 — (unaudited)

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$372,282,939	$440,798,331	$268,023,891	$242,045,526
Total accumulated earnings (loss)	(31,011,939)	(16,826,423)	(14,463,887)	(20,190,605)

NET ASSETS	$341,271,000	$423,971,908	$253,560,004	$221,854,921

Class 1 (unlimited shares authorized):
Net assets	$3,771,436	$272,696	$176,064	$63,806
Shares of beneficial interest issued and outstanding	284,245	28,773	18,565	7,138
Net asset value, offering and redemption price per share	$13.27	$9.48	$9.48	$8.94

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$337,499,564	$423,699,212	$253,383,940	$221,791,115
Shares of beneficial interest issued and outstanding	25,635,198	44,924,019	26,854,947	24,838,241
Net asset value, offering and redemption price per share	$13.17	$9.43	$9.44	$8.93

See Notes to Financial Statements

223

SEASONS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2022 — (unaudited)

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$74,018	$111,753	$13,015	$5,321	$1,617,390
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	164,537	469,785	495,856	486,729	711,717

Total investment income*	238,555	581,538	508,871	492,050	2,329,107

EXPENSES:
Investment advisory and management fees	164,658	275,714	162,341	124,546	800,684
Service Fees:
Class 2	10,992	24,580	16,121	13,896	30,042
Class 3	17,972	30,965	16,949	13,064	171,173
Transfer agent fees and expenses	313	313	313	392	1,644
Custodian and accounting fees	51,603	64,699	43,166	44,551	103,476
Reports to shareholders	1,324	2,125	1,308	1,077	6,792
Audit and tax fees	30,734	30,759	29,625	29,629	36,947
Legal fees	2,720	2,730	2,541	2,560	9,740
Trustees’ fees and expenses	435	693	474	419	2,039
Interest expense	43	115	82	33	408
Other expenses	22,098	23,079	16,392	17,940	36,104

Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	302,892	455,772	289,312	248,107	1,199,049

Fees waived and expenses reimbursed by investment advisor (Note 3)	(19,052)	(25,135)	(11,151)	(10,215)	(141,297)
Fees paid indirectly (Note 5)	(324)	(467)	—	—	—

Net expenses	283,516	430,170	278,161	237,892	1,057,752

Net investment income (loss)	(44,961)	151,368	230,710	254,158	1,271,355

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(4,887,324)	(7,830,554)	(5,155,360)	(3,230,322)	(4,753,538)
Investments (affiliated)	—	—	—	—	—
Futures contracts	259,095	824,909	858,402	886,981	(1,410,522)
Forward contracts	5,936	114,123	111,766	114,961	(258,603)
Swap contracts	913	3,063	25,469	27,287	(12,083)
Written options contracts	—	—	—	—	376,675
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	1,215	3,965	3,294	3,965	(22,157)

Net realized gain (loss) on investments and foreign currencies	(4,620,165)	(6,884,494)	(4,156,429)	(2,197,128)	(6,080,228)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(6,378,040)	(9,753,700)	(4,400,937)	(3,312,153)	(33,941,820)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(44,746)	(41,485)	(59,792)	(8,963)	1,135,725
Forward contracts	8,042	21,948	22,027	21,541	(121,142)
Swap contracts	21,550	3,280	(7,291)	(15,555)	(5,953)
Unfunded commitments
Change in net realized foreign exchange gain (loss) on other assets and liabilities	(43)	(362)	(55)	(331)	(9,725)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	11,124

Net unrealized gain (loss) on investments and foreign currencies	(6,393,237)	(9,770,319)	(4,446,048)	(3,315,461)	(32,931,791)

Net realized and unrealized gain (loss) on investments and foreign currencies	(11,013,402)	(16,654,813)	(8,602,477)	(5,512,589)	(39,012,019)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,058,363)	$(16,503,445)	$(8,371,767)	$(5,258,431)	$(37,740,664)

* Net of foreign withholding taxes on interest and dividends of	$1,702	$2,269	$1,057	$435	$67,527

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$(576)

See Notes to Financial Statements

224

SEASONS SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2022 — (unaudited)

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$680,273	$1,285,750	$8,383,372	$612,535	$2,253,812
Dividends (affiliated)	—	—	6,532	—	—
Interest (unaffiliated)	28,771	14,459	20,882	7,279	32,240

Total investment income*	709,044	1,300,209	8,410,786	619,814	2,286,052

EXPENSES:
Investment advisory and management fees	1,371,619	1,547,846	2,614,625	713,165	918,154
Service Fees:
Class 2	23,428	20,084	16,124	14,230	14,857
Class 3	29,782	18,507	12,809	14,642	14,739
Transfer agent fees and expenses	1,802	940	861	1,175	1,175
Custodian and accounting fees	18,292	24,645	53,968	14,539	20,588
Reports to shareholders	10,799	13,462	20,844	5,180	10,313
Audit and tax fees	22,990	24,148	23,829	23,035	24,359
Legal fees	8,945	10,047	6,823	3,086	7,582
Trustees’ fees and expenses	3,092	3,744	7,061	1,473	2,346
Interest expense	—	1,971	3,794	247	155
Other expenses	21,880	21,808	32,116	41,718	43,983

Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	1,512,629	1,687,202	2,792,854	832,490	1,058,251

Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(145,923)	—	—	—
Fees paid indirectly (Note 5)	—	—	(396)	(454)	—

Net expenses	1,512,629	1,541,279	2,792,458	832,036	1,058,251

Net investment income (loss)	(803,585)	(241,070)	5,618,328	(212,222)	1,227,801

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	3,247,962	(10,543,235)	24,197,943	(13,358,939)	11,804,246
Investments (affiliated)	—	—	(5,971)	—	—
Futures contracts	—	(18,999)	(28,498)	(7,964)	(7,964)
Forward contracts	—	—	2,465,888	—	—
Swap contracts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(644)	2,464	(3,376)	(2)	(7,143)

Net realized gain (loss) on investments and foreign currencies	3,247,318	(10,559,770)	26,625,986	(13,366,905)	11,789,139

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(115,235,712)	(122,521,726)	(140,846,715)	(32,342,116)	(56,180,309)
Investments (affiliated)	—	—	(154,042)	—	—
Futures contracts	—	(76,189)	(114,283)	(40,857)	(40,857)
Forward contracts	—	—	26,274	—	—
Swap contracts	—	—	—	—	—
Unfunded commitments
Change in net realized foreign exchange gain (loss) on other assets and liabilities	11,051	(59)	(8,903)	—	(4,206)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(115,224,661)	(122,597,974)	(141,097,669)	(32,382,973)	(56,225,372)

Net realized and unrealized gain (loss) on investments and foreign currencies	(111,977,343)	(133,157,744)	(114,471,683)	(45,749,878)	(44,436,233)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(112,780,928)	$(133,398,814)	$(108,853,355)	$(45,962,100)	$(43,208,432)

* Net of foreign withholding taxes on interest and dividends of	$17,313	$7,760	$45,405	$1,319	$24,913

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

225

SEASONS SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2022 — (unaudited)

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA American Century Inflation Protection Portfolio	SA Columbia Focused Value Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,425,825	$6,049,898	$49,198	$—	$3,957,426
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	3,353	1,689	10,417,049	23,688,064	6,962

Total investment income*	1,429,178	6,051,587	10,466,247	23,688,064	3,964,388

EXPENSES:
Investment advisory and management fees	861,727	1,475,281	2,651,459	1,977,681	1,597,640
Service Fees:
Class 2	9,989	10,777	11,928	—	9,848
Class 3	10,892	12,253	10,243	512,461	10,434
Transfer agent fees and expenses	861	1,096	1,018	1,253	861
Custodian and accounting fees	36,575	77,450	135,119	46,340	18,852
Reports to shareholders	6,774	8,821	26,458	75,895	9,942
Audit and tax fees	24,667	12,908	31,135	29,141	20,736
Legal fees	3,436	10,713	8,146	30,070	4,182
Trustees’ fees and expenses	2,134	2,987	8,197	8,247	3,573
Interest expense	405	979	—	186	—
Other expenses	29,370	41,396	30,732	27,810	21,725

Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	986,830	1,654,661	2,914,435	2,709,084	1,697,793

Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(62,783)	—	(202,074)	(515,085)
Fees paid indirectly (Note 5)	(2,681)	—	—	—	(874)

Net expenses	984,149	1,591,878	2,914,435	2,507,010	1,181,834

Net investment income (loss)	445,029	4,459,709	7,551,812	21,181,054	2,782,554

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	1,611,874	(178,220)	(28,285,832)	(10,127,035)	9,466,903
Investments (affiliated)	—	—	—	—	—
Futures contracts	(259,020)	(582,767)	9,704,747	(702,644)	—
Forward contracts	—	—	1,080,085	—	—
Swap contracts	—	—	29,963	(81,204)	—
Written options contracts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(219,987)	46,729	(31,622)	—

Net realized gain (loss) on investments and foreign currencies	1,352,854	(980,974)	(17,424,308)	(10,942,505)	9,466,903

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(43,774,760)	(85,574,661)	(79,237,290)	(91,395,563)	(71,921,156)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(41,966)	(168,470)	1,005,776	(1,383,606)	—
Forward contracts	—	—	318,423	—	—
Swap contracts	—	—	54,062	(3,257,217)	—
Unfunded commitments
Change in net realized foreign exchange gain (loss) on other assets and liabilities	—	(137,756)	(13,457)	13,159	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	5,262	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(43,816,726)	(85,875,625)	(77,872,486)	(96,023,227)	(71,921,156)

Net realized and unrealized gain (loss) on investments and foreign currencies	(42,463,872)	(86,856,599)	(95,296,794)	(106,965,732)	(62,454,253)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(42,018,843)	$(82,396,890)	$(87,744,982)	$(85,784,678)	$(59,671,699)

* Net of foreign withholding taxes on interest and dividends of	$3,642	$626,118	$367	$—	$32,218

** Net of foreign withholding taxes on capital gains of	$—	$898	$—	$—	$—

See Notes to Financial Statements

226

SEASONS SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2022 — (unaudited)

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$—
Dividends (affiliated)	—	—	—	—
Interest (unaffiliated)	—	—	—	—

Total investment income*	—	—	—	—

EXPENSES:
Investment advisory and management fees	185,682	237,928	141,580	122,041
Service Fees:
Class 2	—	—	—	—
Class 3	458,845	594,295	353,771	304,878
Transfer agent fees and expenses	548	548	548	548
Custodian and accounting fees	6,066	6,066	6,066	6,066
Reports to shareholders	13,516	15,827	9,435	8,373
Audit and tax fees	15,690	15,690	15,690	17,651
Legal fees	4,930	5,520	4,044	3,778
Trustees’ fees and expenses	4,127	4,866	2,941	2,663
Interest expense	—	—	—	—
Other expenses	16,681	17,933	15,749	15,389

Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	706,085	898,673	549,824	481,387

Fees waived and expenses reimbursed by investment advisor (Note 3)	(18,565)	(23,794)	(14,159)	(12,204)
Fees paid indirectly (Note 5)	—	—	—	—

Net expenses	687,520	874,879	535,665	469,183

Net investment income (loss)	(687,520)	(874,879)	(535,665)	(469,183)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	—
Investments (affiliated)	817,288	1,009,032	660,239	(629)
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	817,288	1,009,032	660,239	(629)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	—
Investments (affiliated)	(77,284,288)	(89,054,856)	(49,037,342)	(36,628,584)
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Unfunded commitments
Change in net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(77,284,288)	(89,054,856)	(49,037,342)	(36,628,584)

Net realized and unrealized gain (loss) on investments and foreign currencies	(76,467,000)	(88,045,824)	(48,377,103)	(36,629,213)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(77,154,520)	$(88,920,703)	$(48,912,768)	$(37,098,396)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—

See Notes to Financial Statements

227

SEASONS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA Multi-Managed Growth		SA Multi-Managed Moderate Growth		SA Multi-Managed Income/Equity
	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(44,961)	$(278,368)	$151,368	$(9,274)	$230,710	$265,365
Net realized gain (loss) on investments and foreign currencies	(4,620,165)	6,128,343	(6,884,494)	7,264,067	(4,156,429)	1,998,500
Net unrealized gain (loss) on investments and foreign currencies	(6,393,237)	(13,557,709)	(9,770,319)	(18,482,565)	(4,446,048)	(8,723,662)

Net increase (decrease) in net assets resulting from operations	(11,058,363)	(7,707,734)	(16,503,445)	(11,227,772)	(8,371,767)	(6,459,797)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(2,693,314)	—	(1,994,141)	—	(1,092,007)
Distributable earnings — Class 2	—	(4,925,069)	—	(8,784,639)	—	(4,404,941)
Distributable earnings — Class 3	—	(4,801,299)	—	(6,672,375)	—	(2,793,787)

Total distributions to shareholders	—	(12,419,682)	—	(17,451,155)	—	(8,290,735)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(660,358)	9,192,205	(3,859,700)	14,166,110	(3,412,645)	4,365,788

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,718,721)	(10,935,211)	(20,363,145)	(14,512,817)	(11,784,412)	(10,384,744)

NET ASSETS:
Beginning of period	44,301,076	55,236,287	77,272,384	91,785,201	47,030,410	57,415,154

End of period	$32,582,355	$44,301,076	$56,909,239	$77,272,384	$35,245,998	$47,030,410

See Notes to Financial Statements

228

SEASONS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Multi-Managed Income		SA Putnam Asset Allocation Diversified Growth		SA T. Rowe Price Growth Stock
	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$254,158	$363,759	$1,271,355	$1,792,460	$(803,585)	$(2,828,558)
Net realized gain (loss) on investments and foreign currencies	(2,197,128)	732,635	(6,080,228)	30,932,168	3,247,318	46,391,584
Net unrealized gain (loss) on investments and foreign currencies	(3,315,461)	(4,777,531)	(32,931,791)	(18,567,335)	(115,224,661)	(47,242,484)

Net increase (decrease) in net assets resulting from operations	(5,258,431)	(3,681,137)	(37,740,664)	14,157,293	(112,780,928)	(3,679,458)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(423,113)	—	(1,255,278)	—	(76,977,920)
Distributable earnings — Class 2	—	(2,327,571)	—	(4,262,042)	—	(8,894,168)
Distributable earnings — Class 3	—	(1,354,453)	—	(11,860,729)	—	(7,071,256)

Total distributions to shareholders	—	(4,105,137)	—	(17,378,049)	—	(92,943,344)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(3,037,332)	162,921	(5,896,847)	2,178,642	(25,590,543)	67,809,060

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,295,763)	(7,623,353)	(43,637,511)	(1,042,114)	(138,371,471)	(28,813,742)

NET ASSETS:
Beginning of period	37,046,961	44,670,314	211,539,294	212,581,408	415,226,662	444,040,404

End of period	$28,751,198	$37,046,961	$167,901,783	$211,539,294	$276,855,191	$415,226,662

See Notes to Financial Statements

229

SEASONS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Multi-Managed Large Cap Growth		SA Multi-Managed Large Cap Value		SA Multi-Managed Mid Cap Growth
	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(241,070)	$(1,742,733)	$5,618,328	$11,204,255	$(212,222)	$(1,457,036)
Net realized gain (loss) on investments and foreign currencies	(10,559,770)	60,258,126	26,625,986	112,002,005	(13,366,905)	46,599,355
Net unrealized gain (loss) on investments and foreign currencies	(122,597,974)	(51,533,366)	(141,097,669)	(21,953,486)	(32,382,973)	(55,850,731)

Net increase (decrease) in net assets resulting from operations	(133,398,814)	6,982,027	(108,853,355)	101,252,774	(45,962,100)	(10,708,412)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(121,538,733)	—	(55,486,967)	—	(56,944,459)
Distributable earnings — Class 2	—	(9,829,305)	—	(1,706,337)	—	(8,110,581)
Distributable earnings — Class 3	—	(5,119,610)	—	(815,483)	—	(5,012,863)

Total distributions to shareholders	—	(136,487,648)	—	(58,008,787)	—	(70,067,903)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(31,455,326)	122,693,166	(75,009,573)	(68,153,913)	(12,349,075)	42,203,576

TOTAL INCREASE (DECREASE) IN NET ASSETS	(164,854,140)	(6,812,455)	(183,862,928)	(24,909,926)	(58,311,175)	(38,572,739)

NET ASSETS:
Beginning of period	502,184,944	508,997,399	774,699,994	799,609,920	204,282,500	242,855,239

End of period	$337,330,804	$502,184,944	$590,837,066	$774,699,994	$145,971,325	$204,282,500

See Notes to Financial Statements

230

SEASONS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Multi-Managed Mid Cap Value		SA Multi-Managed Small Cap		SA Multi-Managed International Equity
	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,227,801	$1,626,194	$445,029	$336,755	$4,459,709	$6,215,024
Net realized gain (loss) on investments and foreign currencies	11,789,139	30,279,998	1,352,854	34,524,134	(980,974)	21,275,727
Net unrealized gain (loss) on investments and foreign currencies	(56,225,372)	(3,453,481)	(43,816,726)	(33,776,106)	(85,875,625)	(29,236,502)

Net increase (decrease) in net assets resulting from operations	(43,208,432)	28,452,711	(42,018,843)	1,084,783	(82,396,890)	(1,745,751)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(11,231,892)	—	(25,904,912)	—	(22,944,222)
Distributable earnings — Class 2	—	(1,230,243)	—	(2,008,034)	—	(1,129,111)
Distributable earnings — Class 3	—	(740,037)	—	(1,290,455)	—	(757,274)

Total distributions to shareholders	—	(13,202,172)	—	(29,203,401)	—	(24,830,607)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(13,765,639)	(31,343,217)	(13,783,705)	(919,434)	(17,477,963)	(265,259)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,974,071)	(16,092,678)	(55,802,548)	(29,038,052)	(99,874,853)	(26,841,617)

NET ASSETS:
Beginning of period	241,392,909	257,485,587	230,507,959	259,546,011	360,622,769	387,464,386

End of period	$184,418,838	$241,392,909	$174,705,411	$230,507,959	$260,747,916	$360,622,769

See Notes to Financial Statements

231

SEASONS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Multi-Managed Diversified Fixed Income		SA American Century Inflation Protection		SA Columbia Focused Value
	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,551,812	$16,507,402	$21,181,054	$23,280,062	$2,782,554	$5,887,789
Net realized gain (loss) on investments and foreign currencies	(17,424,308)	679,048	(10,942,505)	26,031,243	9,466,903	34,184,642
Net unrealized gain (loss) on investments and foreign currencies	(77,872,486)	(60,706,556)	(96,023,227)	(21,482,989)	(71,921,156)	3,095,323

Net increase (decrease) in net assets resulting from operations	(87,744,982)	(43,520,106)	(85,784,678)	27,828,316	(59,671,699)	43,167,754

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(39,214,342)	—	(6,410,018)	—	(27,577,492)
Distributable earnings — Class 2	—	(717,545)	—	—	—	(1,191,632)
Distributable earnings — Class 3	—	(392,420)	—	(10,493,586)	—	(769,975)

Total distributions to shareholders	—	(40,324,307)	—	(16,903,604)	—	(29,539,099)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(43,555,037)	1,070,162	(12,666,035)	39,682,004	(24,727,443)	(9,714,801)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(131,300,019)	(82,774,251)	(98,450,713)	50,606,716	(84,399,142)	3,913,854

NET ASSETS:
Beginning of period	896,469,295	979,243,546	710,017,429	659,410,713	363,487,854	359,574,000

End of period	$765,169,276	$896,469,295	$611,566,716	$710,017,429	$279,088,712	$363,487,854

See Notes to Financial Statements

232

SEASONS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Allocation Growth		SA Allocation Moderate Growth
	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(687,520)	$3,475,915	$(874,879)	$5,772,849
Net realized gain (loss) on investments and foreign currencies	817,288	27,898,592	1,009,032	39,392,083
Net unrealized gain (loss) on investments and foreign currencies	(77,284,288)	(21,770,663)	(89,054,856)	(32,956,172)

Net increase (decrease) in net assets resulting from operations	(77,154,520)	9,603,844	(88,920,703)	12,208,760

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(44,431)	—	(20,019)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	—	(21,666,528)	—	(40,140,056)

Total distributions to shareholders	—	(21,710,959)	—	(40,160,075)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	18,564,669	91,885,740	(12,899,118)	23,210,162

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,589,851)	79,778,625	(101,819,821)	(4,741,153)

NET ASSETS:
Beginning of period	399,860,851	320,082,226	525,791,729	530,532,882

End of period	$341,271,000	$399,860,851	$423,971,908	$525,791,729

See Notes to Financial Statements

233

SEASONS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Allocation Moderate		SA Allocation Balanced
	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022	For the six months ended September 30, 2022 (unaudited)	For the year ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(535,665)	$3,579,048	$(469,183)	$3,139,172
Net realized gain (loss) on investments and foreign currencies	660,239	22,745,140	(629)	15,541,785
Net unrealized gain (loss) on investments and foreign currencies	(49,037,342)	(21,581,027)	(36,628,584)	(19,038,720)

Net increase (decrease) in net assets resulting from operations	(48,912,768)	4,743,161	(37,098,396)	(357,763)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(10,610)	—	(7,506)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	—	(23,050,684)	—	(11,080,560)

Total distributions to shareholders	—	(23,061,294)	—	(11,088,066)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(9,780,715)	11,066,633	(5,737,727)	18,894,745

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,693,483)	(7,251,500)	(42,836,123)	7,448,916

NET ASSETS:
Beginning of period	312,253,487	319,504,987	264,691,044	257,242,128

End of period	$253,560,004	$312,253,487	$221,854,921	$264,691,044

See Notes to Financial Statements

234

SEASONS SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1.  Description of Business and Basis of Presentation:

Seasons Series Trust (the “Trust”), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. The Trust consists of 19 separate series or portfolios (each, a “Portfolio,” and collectively, the “Portfolios”). Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”). Shares of the Trust are not offered directly to the public. Instead, they are offered through the Variable Contracts issued by life insurance companies affiliated with the Trust’s adviser, SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”). SAAMCo and the life companies are indirect, wholly owned subsidiaries of Corebridge Financial, Inc. (“Corebridge”), which is an indirect, majority-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”). SAAMCo serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, The Variable Annuity Life Insurance Company (“VALIC”), a Texas life insurer and The United States Life Insurance Company in The City of New York (“USL”), a New York life insurer. Each of the life insurance companies listed above are collectively referred to as the “Life Companies.”

Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees (the “Board”), may establish additional portfolios or classes in the future. Six of the Portfolios, called the “Seasons Strategies Portfolios,” are available only through the selection of one of four “strategies” described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Thirteen additional Portfolios, called the “Seasons Select Portfolios,” the “Seasons Focused Portfolio” and the “Seasons Managed Allocation Portfolios,” are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract. Each Seasons Managed Allocation Portfolio is structured as a “fund-of-funds” which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust and SunAmerica Series Trust (collectively, the “Underlying Portfolios”).

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment goal for each Portfolio is as follows:

Seasons Strategies Portfolios

The SA Multi-Managed Growth Portfolio seeks long-term growth of capital by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.

The SA Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.

The SA Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital by allocating its assets among two distinct, actively-managed investment components, each with a different investment strategy, which include a fixed income component and a growth component.

The SA Multi-Managed Income Portfolio seeks capital preservation by allocating its assets among two distinct, actively-managed investment components, each with a different investment strategy which include a fixed income component and a growth component.

The SA Putnam Asset Allocation Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The SA T. Rowe Price Growth Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.

235

Seasons Select Portfolios

The SA Multi-Managed Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.

The SA Multi-Managed Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The SA Multi-Managed Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The SA Multi-Managed Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The SA Multi-Managed Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.

The SA Multi-Managed International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The SA Multi-Managed Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The SA American Century Inflation Portfolio seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

Seasons Focused Portfolio

The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.

Seasons Managed Allocation Portfolios

The SA Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.

The SA Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The SA Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The SA Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified as such term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”), with the exception of the SA Multi-Managed Large Cap Growth Portfolio and SA T. Rowe Price Growth Stock Portfolio, which are non-diversified.

Indemnifications:    The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation:    In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure

236

the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of September 30, 2022, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

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Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.

Derivative Instruments

Forward Foreign Currency Contracts:    A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures:    A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

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Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options:    An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying security, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally clear swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements:    Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a

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credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Equity Swap Agreements:    Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount

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of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements:    Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements:    Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early

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termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of September 30, 2022, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended September 30, 2022. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2022, please refer to a schedule at the end of each Portfolio’s Portfolio of Investments.

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
	Interest Rate Contracts
Portfolio	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$3,161	$30,475	$—	$—	$297	$—	$—	$—
SA Multi-Managed Moderate Growth	18,612	—	—	—	16,690	—	—	—
SA Multi-Managed Income/Equity	10,219	—	—	—	6,180	—	—	—
SA Multi-Managed Income	22,946	—	—	—	16,197	—	—	—
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	13,289	—	—	—
SA Multi-Managed Diversified Fixed Income	285,127	—	—	—	126,734	—	—	—
SA American Century Inflation Protection	—	—	—	—	135,109	3,510,201	—	—

	Equity Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$—	$—	$—	$—	$1,147	$—	$—	$—
SA Multi-Managed Moderate Growth	—	—	—	—	1,845	—	—	—
SA Multi-Managed Income/Equity	—	—	—	—	6,346	—	—	—
SA Putnam Asset Allocation Diversified Growth	171,438	—	—	—	30,977	1,417	—	—
SA Multi-Managed Large Cap Growth	—	—	—	—	5,275	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	—	7,913	—	—	—
SA Multi-Managed Mid Cap Growth	—	—	—	—	1,700	—	—	—
SA Multi-Managed Mid Cap Value	—	—	—	—	1,700	—	—	—
SA Multi-Managed Small Cap	—	—	—	—	9,225	—	—	—
SA Multi-Managed International Equity	—	—	—	—	10,360	—	—	—

	Credit Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$—	$1,165	$—	$—	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	—	3,280	—	—	—	—	—	—
SA Multi-Managed Income/Equity	—	3,280	—	—	—	—	—	—
SA Multi-Managed Income	—	3,280	—	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income	—	54,062	—	—	—	—	—	—

	Foreign Exchange Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$—	$—	$115,533	$2,321	$—	$—	$—	$153
SA Multi-Managed Moderate Growth	—	—	151,162	20,400	—	—	—	2,771
SA Multi-Managed Income/Equity	—	—	74,345	20,030	—	—	—	2,745
SA Multi-Managed Income	—	—	30,829	20,593	—	—	—	2,767
SA Putnam Asset Allocation Diversified Growth	—	—	—	52,232	—	—	—	268,505
SA Multi-Managed Large Cap Growth	—	—	589,460	—	—	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	55,835	—	—	—	52,025
SA Multi-Managed Diversified Fixed Income	—	—	—	223,208	—	—	—	40,879

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Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Multi-Managed Growth	$37,839
SA Multi-Managed Moderate Growth	139,748
SA Multi-Managed Income/Equity	109,462
SA Multi-Managed Income	165,553
SA Putnam Asset Allocation Diversified Growth	1,143,736
SA Multi-Managed Large Cap Growth	(48,482)
SA Multi-Managed Large Cap Value	(72,723)
SA Multi-Managed Mid Cap Growth	(29,731)
SA Multi-Managed Mid Cap Value	(29,731)
SA Multi-Managed Small Cap	(22,991)
SA Multi-Managed International Equity	(223,818)
SA Multi-Managed Diversified Fixed Income	2,756,403
SA American Century Inflation Protection	(1,383,606)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Interest Rate Contracts
SA Multi-Managed Growth	$291,413	$(96)	$—	$—	$—
SA Multi-Managed Moderate Growth	873,850	—	—	—	—
SA Multi-Managed Income/Equity	858,402	22,538	—	—	—
SA Multi-Managed Income	886,981	24,512	—	—	—
SA Putnam Asset Allocation Diversified Growth	(329,462)	—	—	—	—
SA Multi-Managed Diversified Fixed Income	9,704,747	—	—	—	—
SA American Century Inflation Protection	(702,644)	(81,204)	—	—	—

	Equity Contracts
SA Multi-Managed Growth	$(32,318)	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	(48,941)	—	—	—	—
SA Multi-Managed Income/Equity	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	(1,081,060)	(12,083)	376,675	(126,350)	—
SA Multi-Managed Large Cap Growth	(18,999)	—	—	—	—
SA Multi-Managed Large Cap Value	(28,498)	—	—	—	—
SA Multi-Managed Mid Cap Growth	(7,964)	—	—	—	—
SA Multi-Managed Mid Cap Value	(7,964)	—	—	—	—
SA Multi-Managed Small Cap	(259,020)	—	—	—	—
SA Multi-Managed International Equity	(582,767)	—	—	—	—

	Credit Contracts
SA Multi-Managed Growth	$—	$1,009	$—	$—	$—
SA Multi-Managed Moderate Growth	—	3,063	—	—	—
SA Multi-Managed Income/Equity	—	2,931	—	—	—
SA Multi-Managed Income	—	2,775	—	—	—
SA Multi-Managed Diversified Fixed Income	—	29,963	—	—	—

243

	Foreign Exchange Contracts
SA Multi-Managed Growth	$—	$—	$—	$(61,013)	$5,936
SA Multi-Managed Moderate Growth	—	—	—	(77,845)	114,123
SA Multi-Managed Income/Equity	—	—	—	(38,200)	111,766
SA Multi-Managed Income	—	—	—	(14,846)	114,961
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	(258,603)
SA Multi-Managed Large Cap Growth	—	—	—	(388,258)	—
SA Multi-Managed Large Cap Value	—	—	—	—	2,465,888
SA Multi-Managed Diversified Fixed Income	—	—	—	—	1,080,085

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Interest Rate Contracts
SA Multi-Managed Growth	$(44,990)	$20,385	$—	$—	$—
SA Multi-Managed Moderate Growth	(29,670)	—	—	—	—
SA Multi-Managed Income/Equity	(59,792)	(10,571)	—	—	—
SA Multi-Managed Income	(8,963)	(18,835)	—	—	—
SA Putnam Asset Allocation Diversified Growth	1,159,851	—	—	—	—
SA Multi-Managed Diversified Fixed Income	1,005,776	—	—	—	—
SA American Century Inflation Protection	(1,383,606)	(3,257,217)	—	—	—

	Equity Contracts
SA Multi-Managed Growth	$244	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	(11,815)	—	—	—	—
SA Multi-Managed Income/Equity	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	(24,126)	(5,953)	—	—	—
SA Multi-Managed Large Cap Growth	(76,189)	—	—	—	—
SA Multi-Managed Large Cap Value	(114,283)	—	—	—	—
SA Multi-Managed Mid Cap Growth	(40,857)	—	—	—	—
SA Multi-Managed Mid Cap Value	(40,857)	—	—	—	—
SA Multi-Managed Small Cap	(41,966)	—	—	—	—
SA Multi-Managed International Equity	(168,470)	—	—	—	—

	Credit Contracts
SA Multi-Managed Growth	$—	$1,165	$—	$—	$—
SA Multi-Managed Moderate Growth	—	3,280	—	—	—
SA Multi-Managed Income/Equity	—	3,280	—	—	—
SA Multi-Managed Income	—	3,280	—	—	—
SA Multi-Managed Diversified Fixed Income	—	54,062	—	—	—

	Foreign Exchange Contracts
SA Multi-Managed Growth	$—	$—	$—	$126,190	$8,042
SA Multi-Managed Moderate Growth	—	—	—	163,002	21,948
SA Multi-Managed Income/Equity	—	—	—	80,023	22,027
SA Multi-Managed Income	—	—	—	32,117	21,541
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	(121,142)
SA Multi-Managed Large Cap Growth	—	—	—	730,832	—
SA Multi-Managed Large Cap Value	—	—	—	—	26,274
SA Multi-Managed Diversified Fixed Income	—	—	—	—	318,423

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

244

The following table represents the average monthly balances of derivatives held during the six months ended September 30, 2022.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(2)	Foreign Exchange Contracts(2)	Purchased Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Total Return Swap Contracts(1)	Written Put Options Contracts(1)
SA Multi-Managed Growth	$3,719,783	$271,763	$37,558	$105,000	$69,500	$—	$—
SA Multi-Managed Moderate Growth	11,851,942	1,858,254	49,659	—	195,667	—	—
SA Multi-Managed Income/Equity	9,943,224	1,851,720	24,053	73,333	195,667	—	—
SA Multi-Managed Income	11,180,890	1,825,886	8,586	223,333	194,833	—	—
SA Putnam Asset Allocation Diversified Growth	15,833,505	7,254,796	1,779	—	—	252,429	34,243
SA Multi-Managed Large Cap Growth	395,663	—	200,093	—	—	—	—
SA Multi-Managed Large Cap Value	593,494	20,643,437	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	240,487	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value	240,487	—	—	—	—	—	—
SA Multi-Managed Small Cap	1,797,054	—	—	—	—	—	—
SA Multi-Managed International Equity	2,479,279	—	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income	152,187,601	18,332,987	—	—	3,116,667	—	—
SA American Century Inflation Protection	18,572,711	—	—	189,166,667	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following table represents the Portfolio’s objectives for using derivative instruments the for the six months ended September 30, 2022:

	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Total Return Swap Contracts
SA Multi-Managed Growth	1, 2	3	6	2	—	—
SA Multi-Managed Moderate Growth	1, 2	3	6	—	—	—
SA Multi-Managed Income/Equity	2	3	6	2	—	—
SA Multi-Managed Income	2	3	6	2	—	—
SA Putnam Asset Allocation Diversified Growth	1, 2	3	5	—	—	5
SA Multi-Managed Large Cap Growth	1	—	6	—	—	—
SA Multi-Managed Large Cap Value	1	3	—	—	—	—
SA Multi-Managed Mid Cap Growth	1	—	—	—	—	—
SA Multi-Managed Mid Cap Value	1	—	—	—	—	—
SA Multi-Managed Small Cap	1	—	—	—	—	—
SA Multi-Managed International Equity	1	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income	2	3	—	—	4, 5	—
SA American Century Inflation Protection	2	—	—	5	—	—

(1)	To manage exposures in certain securities markets.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage foreign currency exchange rate risk.
(4)	To manage credit risk.
(5)	To manage against or gain exposure to certain securities and/or sectors.
(6)	To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.

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The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of September 30, 2022. The repurchase agreements held by the Portfolios as of September 30, 2022, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)

Bank of America, N.A.	$907	$—	$—	$907	$—	$—	$—	$—	$907	$—	$907

Citibank, N.A.	8	—	—	8	153	—	—	153	(145)	—	(145)

Deutsche Bank AG	1,406	—	—	1,406	—	—	—	—	1,406	—	1,406

Goldman Sachs International	—	—	32,842	32,842	—	—	—	—	32,842	—	32,842

JPMorgan Chase Bank, N.A.	—	—	38,684	38,684	—	—	—	—	38,684	—	38,684

Standard Chartered Bank	—	—	44,007	44,007	—	—	—	—	44,007	—	44,007

Total	$2,321	$—	$115,533	$117,854	$153	$—	$—	$153	$117,701	$—	$117,701

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)

Bank of America, N.A.	$2,556	$—	$—	$2,556	$—	$—	$—	$—	$2,556	$—	$2,556

Citibank, N.A.	—	—	—	—	1,166	—	—	1,166	(1,166)	—	(1,166)

Deutsche Bank AG	17,117	—	—	17,117	—	—	—	—	17,117	—	17,117

Goldman Sachs International	—	—	42,373	42,373	—	—	—	—	42,373	—	42,373

HSBC Bank PLC	16	—	—	16	—	—	—	—	16	—	16

JPMorgan Chase Bank, N.A.	—	—	51,083	51,083	—	—	—	—	51,083	(51,083)	—

NatWest Markets PLC	711	—	—	711	—	—	—	—	711	—	711

Standard Chartered Bank	—	—	57,706	57,706	—	—	—	—	57,706	(57,706)	—

Westpac Banking Corp.	—	—	—	—	1,605	—	—	1,605	(1,605)	—	(1,605)

Total	$20,400	$—	$151,162	$171,562	$2,771	$—	$—	$2,771	$168,791	$(108,789)	$60,002

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)

Bank of America, N.A.	$2,618	$—	$—	$2,618	$—	$—	$—	$—	$2,618	$—	$2,618

Citibank, N.A.	—	—	—	—	1,160	—	—	1,160	(1,160)	—	(1,160)

Deutsche Bank AG	16,683	—	—	16,683	—	—	—	—	16,683	—	16,683

Goldman Sachs International	—	—	20,646	20,646	—	—	—	—	20,646	—	20,646

HSBC Bank PLC	18	—	—	18	—	—	—	—	18	—	18

JPMorgan Chase Bank, N.A.	—	—	25,115	25,115	—	—	—	—	25,115	—	25,115

NatWest Markets PLC	711	—	—	711	—	—	—	—	711	—	711

Standard Chartered Bank	—	—	28,584	28,584	—	—	—	—	28,584	—	28,584

Westpac Banking Corp.	—	—	—	—	1,585	—	—	1,585	(1,585)	—	(1,585)

Total	$20,030	$—	$74,345	$94,375	$2,745	$—	$—	$2,745	$91,630	$—	$91,630

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(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)

Bank of America, N.A.	$2,623	$—	$—	$2,623	$—	$—	$—	$—	$2,623	$—	$2,623

Citibank, N.A.	—	—	—	—	1,182	—	—	1,182	(1,182)	—	(1,182)

Deutsche Bank AG	17,242	—	—	17,242	—	—	—	—	17,242	—	17,242

Goldman Sachs International	—	—	8,223	8,223	—	—	—	—	8,223	—	8,223

HSBC Bank PLC	17	—	—	17	—	—	—	—	17	—	17

JPMorgan Chase Bank, N.A.	—	—	10,616	10,616	—	—	—	—	10,616	—	10,616

NatWest Markets PLC	711	—	—	711	—	—	—	—	711	—	711

Standard Chartered Bank	—	—	11,990	11,990	—	—	—	—	11,990	—	11,990

Westpac Banking Corp.	—	—	—	—	1,585	—	—	1,585	(1,585)	—	(1,585)

Total	$20,593	$—	$30,829	$51,422	$2,767	$—	$—	$2,767	$48,655	$—	$48,655

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)

Bank of America, N.A.	$—	$—	$—	—	$30,152	1,417	$—	$31,569	(31,569)	$—	$(31,569)

Citibank, N.A.	2,852	—	—	2,852	—	—	—	—	2,852	—	2,852

Goldman Sachs International	—	—	—	—	76,590	—	—	76,590	(76,590)	—	(76,590)

HSBC Bank USA	—	—	—	—	20,690	—	—	20,690	(20,690)	—	(20,690)

JPMorgan Chase Bank, N.A.	13,448	—	—	13,448	55,248	—	—	55,248	(41,800)	—	(41,800)

Morgan Stanley & Co. International PLC	—	—	—	—	5	—	—	5	(5)	—	(5)

NatWest Markets PLC	10,708	—	—	10,708	43,336	—	—	43,336	(32,628)	—	(32,628)

State Street Bank & Trust Company	—	—	—	—	26,208	—	—	26,208	(26,208)	—	(26,208)

Toronto Dominion Bank	83	—	—	83	—	—	—	—	83	—	83

UBS AG	—	—	—	—	1,620	—	—	1,620	(1,620)	—	(1,620)

Westpac Banking Corp.	25,141	—	—	25,141	14,656	—	—	14,656	10,485	—	10,485

Total	$52,232	$—	$—	$52,232	$268,505	$1,417	$—	$269,922	$(217,690)	$—	$(217,690)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

247

	SA Multi-Managed Large Cap Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)

Goldman Sachs International	$—	$—	$206,104	$206,104	$—	$—	$—	$—	$206,104	$(206,104)	$—

JPMorgan Chase Bank, N.A.	—	—	171,441	171,441	—	—	—	—	171,441	(171,441)	—

Standard Chartered Bank	—	—	211,915	211,915	—	—	—	—	211,915	(211,915)	—

Total	$—	$—	$589,460	$589,460	$—	$—	$—	$—	$589,460	$(589,460)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Large Cap Value Portfolio								Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total

Bank of America, N.A.	$41,391	$—	$—	$41,391	$—	$—	$—	$—	$41,391	$—	$41,391

JPMorgan Chase Bank, N.A.	6,067	—	—	6,067	52,025	—	—	52,025	(45,958)	—	(45,958)

Morgan Stanley & Co. International PLC	8,377	—	—	8,377	—	—	—	—	8,377	—	8,377

Total	$55,835	$—	$—	$55,835	$52,025	$—	$—	$52,025	$3,810	$—	$3,810

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)

Bank of America, N.A.	$76,555	$—	$—	$76,555	$—	$—	$—	$—	$76,555	$—	$76,555

Barclays Bank PLC	446	—	—	446	—	—	—	—	446	—	446

Citibank, N.A.	—	—	—	—	7,220	—	—	7,220	(7,220)	—	(7,220)

Morgan Stanley & Co. International PLC	146,207	—	—	146,207	16,606	—	—	16,606	129,601	—	129,601

UBS AG	—	—	—	—	17,053	—	—	17,053	(17,053)	—	(17,053)

Total	$223,208	$—	$—	$223,208	$40,879	$—	$—	$40,879	$182,329	$—	$182,329

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e.,

248

nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of September 30, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.10%	$65,000
SA Multi-Managed Moderate Growth	0.30	205,000
SA Multi-Managed Income/Equity	0.29	195,000
SA Multi-Managed Income	0.19	130,000
SA Multi-Managed Large Cap Value	0.68	460,000
SA Multi-Managed Mid Cap Growth	0.30	205,000
SA Multi-Managed Diversified Fixed Income	6.23	4,215,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 30, 2022, bearing interest at a rate of 2.91% per annum, with a principal amount of $67,690,000, a repurchase price of $67,706,415, and a maturity date of October 3, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.25%	09/30/2024	$68,959,000	$69,061,332

As of September 30, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.10%	$65,000
SA Multi-Managed Moderate Growth	0.31	200,000
SA Multi-Managed Income/Equity	0.28	185,000
SA Multi-Managed Income	0.19	125,000
SA Multi-Managed Large Cap Value	0.68	440,000
SA Multi-Managed Mid Cap Growth	0.30	195,000
SA Multi-Managed Diversified Fixed Income	6.23	4,050,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated September 30, 2022, bearing interest at a rate of 2.98% per annum, with a principal amount of $65,000,000, a repurchase price of $65,016,142, and a maturity date of October 3, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.00%	08/15/2051	$94,378,000	$66,092,913

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As of September 30, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.10%	$65,000
SA Multi-Managed Moderate Growth	0.31	200,000
SA Multi-Managed Income/Equity	0.28	185,000
SA Multi-Managed Income	0.19	125,000
SA Multi-Managed Large Cap Value	0.68	440,000
SA Multi-Managed Mid Cap Growth	0.30	195,000
SA Multi-Managed Diversified Fixed Income	6.23	4,050,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 30, 2022, bearing interest at a rate of 2.94% per annum, with a principal amount of $65,000,000, a repurchase price of $65,015,925 and a maturity date of October 3, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.75%	04/30/2026	$74,392,000	$66,195,361

As of September 30, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.12%	$80,000
SA Multi-Managed Moderate Growth	0.32	220,000
SA Multi-Managed Income/Equity	0.31	210,000
SA Multi-Managed Income	0.22	150,000
SA Multi-Managed Large Cap Value	0.69	470,000
SA Multi-Managed Mid Cap Growth	0.33	225,000
SA Multi-Managed Diversified Fixed Income	6.25	4,250,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 30, 2022, bearing interest at a rate of 2.97% per annum, with a principal amount of $68,000,000, a repurchase price of $68,016,830, and a maturity date of October 3, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	08/15/2024	$71,746,000	$69,547,804

As of September 30, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.10%	$70,000
SA Multi-Managed Moderate Growth	0.31	210,000
SA Multi-Managed Income/Equity	0.29	195,000
SA Multi-Managed Income	0.20	135,000
SA Multi-Managed Large Cap Value	0.68	460,000
SA Multi-Managed Mid Cap Growth	0.30	205,000
SA Multi-Managed Diversified Fixed Income	6.23	4,235,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 30, 2022, bearing interest at a rate of 2.96% per annum, with a principal amount of $68,000,000 a repurchase price of $68,016,773, and a maturity date of October 3, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.13%	02/28/2023	$21,335,000	21,018,092
U.S. Treasury Notes	1.63	12/15/2022	24,000,000	24,040,819
U.S. Treasury Notes	2.00	04/30/2024	25,000,000	24,337,169
Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common

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type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Mortgage-Backed Dollar Rolls:    Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments:    Certain Portfolios may purchase or sell when-issued securities, that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Loans:    Certain Portfolios may invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

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Expenses common to all Portfolios, are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

LIBOR Risk:    A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate, SOFR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates (e.g. SOFR, which is intended to replace the U.S. dollar LIBOR). It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio’s performance and/or net asset value.

Recent Accounting and Regulatory Developments:    In March 2020, the FASB issued ASU No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates at of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 on the financial statements.

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On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and had a compliance date of September 8, 2022. Adoption of the Rule had no material impact on the Portfolios.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan):

SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
SA Multi-Managed Growth(1)	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
SA Multi-Managed Moderate Growth(2)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Income/Equity(3)	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
SA Multi-Managed Income(4)	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
SA Putnam Asset Allocation Diversified Growth(5)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA T. Rowe Price Growth Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Large Cap Growth(6), SA Multi-Managed Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%

Portfolio	Assets	Management Fees
SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value,	0-$250 million	0.85%
SA Multi-Managed Small Cap	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed International Equity(7)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
SA Multi-Managed Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
SA American Century Inflation Protection(8)	0-$500 million	0.60%
	>$500 million	0.55%
SA Columbia Focused Value(9)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Allocation Growth(10), SA Allocation Moderate Growth(10),
SA Allocation Moderate(10), SA Allocation Balanced(10)	>0	0.10%

(1)	The Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.82% on the first $250 million, 0.77% on the next $250 million and 0.72% above $500 million.
(2)	The Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Moderate Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.80% on the first $250 million, 0.75% on the next $250 million and 0.70% above $500 million.
(3)	The Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Income/Equity Portfolio so that the advisory fee payable on average daily net assets equals 0.77% on the first $250 million, 0.72% on the next $250 million and 0.67% above $500 million.
(4)	The Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Income Portfolio so that the advisory fee payable on average daily net assets equals 0.74% on the first $250 million, 0.69% on the next $250 million and 0.64% above $500 million.
(5)	The Advisor has contractually agreed to waive its advisory fees for the SA Putnam Asset Allocation Diversified Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.70% on the first $250 million, 0.65% on the next $250 million, and 0.60% above $500 million.

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(6)	The Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Large Cap Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.73% on the first $250 million, 0.67% on the next $250 million and 0.58% above $500 million.
(7)	The Adviser contractually agreed to waive its advisory fees for the SA Multi-Managed International Equity Portfolio so that the advisory fee on average daily net assets equals 0.91% on the first $250 million, 0.86% on the next $250 million, and 0.81% above $500 million.
(8)	The Adviser voluntarily agreed to waive 0.06% of advisory fees for the SA American Century Inflation Protection Portfolio.
(9)	The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets.
(10)	The Adviser contractually agreed to waive its advisory fee for the SA Allocation Growth, SA Allocation Moderate Growth, SA Allocation Moderate and SA Allocation Balanced Portfolios so that the advisory fee payable to SAAMCo equals 0.09% of average daily net assets.

For the period ended September 30, 2022, SAAMCo has agreed to waived advisory fees as follows:

Portfolio	Amount
SA Multi-Managed Growth	$12,951
SA Multi-Managed Moderate Growth	16,218
SA Multi-Managed Income/Equity	8,017
SA Multi-Managed Income	4,851
SA Putnam Asset Allocation Diversified Growth	141,297
SA Multi-Managed Large Cap Growth	145,923
SA Multi-Managed International Equity	62,783
SA American Century Inflation Protection	202,074
SA Columbia Focused Value	515,085
SA Allocation Growth	18,565
SA Allocation Moderate Growth	23,794
SA Allocation Moderate	14,159
SA Allocation Balanced	12,204

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SAAMCo, which pays the Subadvisers’ fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser/Adviser

SA Multi-Managed Growth	Morgan Stanley J.P. Morgan WMC

SA Multi-Managed Moderate Growth	Morgan Stanley J.P. Morgan WMC

SA Multi-Managed Income/Equity	Morgan Stanley WMC

SA Multi-Managed Income	Morgan Stanley WMC

SA Putnam Asset Allocation Diversified Growth	Putnam Investment Management, LLC

SA T. Rowe Price Growth Stock	T. Rowe Price Associates, Inc. (“T. Rowe Price”)

SA Multi-Managed Large Cap Growth	Goldman Sachs Asset Management, L.P. Morgan Stanley SAAMCo

SA Multi-Managed Large Cap Value	SAAMCo American Century Investment Management, Inc. WMC

SA Multi-Managed Mid Cap Growth	SAAMCo T. Rowe Price WMC

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Portfolio	Subadviser/Adviser

SA Multi-Managed Mid Cap Value	T. Rowe Price Massachusetts Financial Services Company SAAMCo

SA Multi-Managed Small Cap	Schroder Investment Management J.P. Morgan SAAMCo

SA Multi-Managed International Equity	Schroder Investment Management T. Rowe Price SAAMCo

SA Multi-Managed Diversified Fixed Income	PineBridge WMC

SA American Century Inflation Protection	American Century Investment Management, Inc.

SA Columbia Focused Value	Columbia

SA Allocation Growth	SAAMCo

SA Allocation Moderate Growth	SAAMCo

SA Allocation Moderate	SAAMCo

SA Allocation Balanced	SAAMCo

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided, pursuant to the agreement, which is allocated based on shareholder accounts. For the six months ended September 30, 2022, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. For the six months ended September 30, 2022, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Effective August 1, 2022, the Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through July 31, 2023. The contractual fee reimbursements may be modified or terminated only with the approval of the Board, including a majority of the Independent Trustees. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 2	Class 3
SA Multi-Managed Growth	1.27%	1.42%	1.52%
SA Multi-Managed Moderate Growth	1.09	1.24	1.34
SA Multi-Managed Income/Equity	1.15	1.30	1.40
SA Multi-Managed Income	1.23	1.38	1.48

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred.

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For the period ended September 30, 2022, pursuant to the contractual expense limitations referred to above, SAAMCo has reimbursed expenses as follows:

Portfolio	Amount
SA Multi-Managed Growth	$6,101
SA Multi-Managed Moderate Growth	8,917
SA Multi-Managed Income/Equity	3,134
SA Multi-Managed Income	5,364

For the period ended September 30, 2022, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	September 30, 2022	March 31, 2025
SA Multi-Managed Growth	$—	$6,101
SA Multi-Managed Moderate Growth	—	8,917
SA Multi-Managed Income/Equity	—	3,134
SA Multi-Managed Income	—	5,364

Note 4.  Federal Income Taxes:

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, straddle loss deferrals, inflation securities, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2022
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$—	$6,137,728	$(3,401,032)	$7,063,256	$5,356,426
SA Multi-Managed Moderate Growth.	324,491	7,367,576	(5,165,026)	10,350,442	7,100,713
SA Multi-Managed Income/Equity.	244,333	2,457,300	(5,032,617)	5,022,911	3,267,824
SA Multi-Managed Income	408,952	1,089,182	(3,265,247)	2,658,164	1,446,973
SA Putnam Asset Allocation Diversified Growth.	6,598,266	26,243,775	23,027,293	10,494,567	6,883,482
SA T. Rowe Price Growth Stock	—	46,114,679	129,938,009	20,232,909	72,710,435
SA Multi-Managed Large Cap Growth	29,666	60,958,511	127,976,186	46,890,880	89,596,768
SA Multi-Managed Large Cap Value	21,152,596	97,433,122	117,810,490	31,944,082	26,064,705
SA Multi-Managed Mid Cap Growth	2,490,577	43,472,270	14,747,599	24,315,713	45,752,190
SA Multi-Managed Mid Cap Value	5,619,755	25,359,647	57,296,688	4,643,935	8,558,237
SA Multi-Managed Small Cap	4,328,989	30,604,717	32,342,265	11,696,610	17,506,791
SA Multi-Managed International Equity	6,316,158	19,491,575	51,201,144	10,446,539	14,384,068
SA Multi-Managed Diversified Fixed Income	16,792,316	(4,077,831)	(50,530,226)	32,732,580	7,591,727
SA American Century Inflation Protection	24,855,483	—	(3,322,672)	16,903,604	—
SA Columbia Focused Value	5,650,427	33,363,542	115,478,202	10,637,392	18,901,707
SA Allocation Growth	9,324,721	22,056,325	14,761,535	5,683,785	16,027,174
SA Allocation Moderate Growth	13,608,668	31,491,803	26,993,809	10,234,671	29,925,404
SA Allocation Moderate	8,159,367	18,075,727	8,213,787	6,668,931	16,392,363
SA Allocation Balanced.	6,649,554	11,844,721	(1,586,484)	2,740,453	8,347,613

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2021
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$887,668	$6,038,851
SA Multi-Managed Moderate Growth.	1,919,662	7,544,389
SA Multi-Managed Income/Equity.	2,223,705	3,925,498
SA Multi-Managed Income	1,830,327	1,777,904
SA Putnam Asset Allocation Diversified Growth.	2,316,442	—
SA T. Rowe Price Growth Stock	99,819	43,346,315

256

	Tax Distributions
	For the year ended March 31, 2021
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Large Cap Growth	$6,553,237	$60,868,671
SA Multi-Managed Large Cap Value	29,782,746	23,924,700
SA Multi-Managed Mid Cap Growth	1,601,164	26,185,163
SA Multi-Managed Mid Cap Value	2,762,847	7,943,239
SA Multi-Managed Small Cap	576,238	29,447,354
SA Multi-Managed International Equity	6,272,874	5,610,644
SA Multi-Managed Diversified Fixed Income	42,826,731	1,137,027
SA American Century Inflation Protection	21,414,633	—
SA Columbia Focused Value	5,307,266	18,805,786
SA Allocation Growth	2,367,128	11,177,013
SA Allocation Moderate Growth	173,160	19,697,069
SA Allocation Moderate	84,116	11,743,164
SA Allocation Balanced.	2,938,089	8,608,999

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2022, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Multi-Managed Growth	$90,238	$—	$—
SA Multi-Managed Moderate Growth.	—	—	—
SA Multi-Managed Income/Equity	—	—	—
SA Multi-Managed Income	—	—	—
SA Putnam Asset Allocation Diversified Growth.	—	—	—
SA T. Rowe Price Growth Stock	632,299	—	—
SA Multi-Managed Large Cap Growth	892,748	—	—
SA Multi-Managed Large Cap Value	—	—	—
SA Multi-Managed Mid Cap Growth	268,131	—	—
SA Multi-Managed Mid Cap Value	—	—	—
SA Multi-Managed Small Cap	—	—	—
SA Multi-Managed International Equity	—	—	—
SA Multi-Managed Diversified Fixed Income	—	—	—
SA American Century Inflation Protection	—	—	—
SA Columbia Focused Value	—	—	—
SA Allocation Growth	—	—	—
SA Allocation Moderate Growth	—	—	—
SA Allocation Moderate	—	—	—
SA Allocation Balanced	—	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Multi-Managed Growth	$679,549	$(10,473,596)	$(9,794,047)	$44,285,978
SA Multi-Managed Moderate Growth	735,815	(15,669,595)	(14,933,780)	78,036,076
SA Multi-Managed Income/Equity	(805,493)	(8,671,773)	(9,477,266)	50,901,723
SA Multi-Managed Income	(545,044)	(6,034,104)	(6,579,148)	41,515,606
SA Putnam Asset Allocation Diversified Growth	14,436,546	(24,328,823)	(9,892,277)	188,490,647
SA T. Rowe Price Growth Stock	58,407,154	(43,704,920)	14,702,234	262,663,899
SA Multi-Managed Large Cap Growth	64,832,795	(59,454,511)	5,378,284	326,741,421
SA Multi-Managed Large Cap Value	50,985,070	(74,261,469)	(23,276,399)	611,731,368
SA Multi-Managed Mid Cap Growth	21,109,115	(32,691,660)	(11,582,545)	157,876,029
SA Multi-Managed Mid Cap Value	22,205,635	(21,130,070)	1,075,565	182,141,806
SA Multi-Managed Small Cap	21,118,027	(32,592,488)	(11,474,461)	185,139,609
SA Multi-Managed International Equity	19,955,181	(54,480,894)	(34,525,713)	292,178,927

257

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Multi-Managed Diversified Fixed Income	$(7,634,863)	$(120,745,383)	$(128,380,246)	$1,037,797,784
SA American Century Inflation Protection	(63,319)	(99,282,580)	(99,345,899)	704,287,142
SA Columbia Focused Value	60,507,681	(16,950,635)	43,557,046	235,780,992
SA Allocation Growth	986,999	(63,509,752)	(62,522,753)	403,964,741
SA Allocation Moderate Growth	5,416,484	(67,477,530)	(62,061,046)	486,237,089
SA Allocation Moderate	2,705,020	(43,528,576)	(40,823,556)	294,518,487
SA Allocation Balanced	1,077,380	(39,292,448)	(38,215,068)	260,191,281

Note 5.  Expense Reductions:

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended September 30, 2022, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities:

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2022 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA Multi-Managed Growth	$10,596,711	$9,620,184	$2,039,684	$2,695,441
SA Multi-Managed Moderate Growth	16,002,429	18,741,986	7,676,730	6,821,691
SA Multi-Managed Income/Equity	7,301,188	10,182,089	6,425,442	6,077,352
SA Multi-Managed Income	4,795,856	8,020,991	6,142,701	5,490,307
SA Putnam Asset Allocation Diversified Growth	49,076,071	53,305,531	1,634,528	2,005,792
SA T. Rowe Price Growth Stock	31,855,831	51,351,030	—	—
SA Multi-Managed Large Cap Growth	59,616,445	90,074,297	—	—
SA Multi-Managed Large Cap Value	93,091,451	156,278,131	—	—
SA Multi-Managed Mid Cap Growth	42,313,422	54,009,051	—	—
SA Multi-Managed Mid Cap Value	37,278,940	47,628,199	—	—
SA Multi-Managed Small Cap	39,030,975	48,908,117	—	—
SA Multi-Managed International Equity	21,551,837	32,492,026	—	—
SA Multi-Managed Diversified Fixed Income	85,228,207	129,639,972	122,483,496	105,400,352
SA American Century Inflation Protection	77,339,757	159,434,858	133,565,944	96,310,395
SA Columbia Focused Value Portfolio	7,801,316	24,042,201	—	—
SA Allocation Growth	52,470,499	34,604,545	—	—
SA Allocation Moderate Growth	30,717,374	44,516,198	—	—
SA Allocation Moderate	17,416,249	27,752,211	—	—
SA Allocation Balanced	16,361,634	22,584,888	—	—

Note 7.  Capital Share Transactions:

Transactions in capital shares of each class of each Portfolio were as follows:

	SA Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	30,298	$297,278	68,633	$1,133,129	73,584	$719,626	126,175	$2,074,120

Reinvested dividends	—	—	165,539	2,693,314	—	—	304,017	4,925,069

Shares redeemed	(44,577)	(485,549)	(64,011)	(1,233,315)	(76,924)	(823,104)	(87,551)	(1,582,321)

Net increase (decrease)	(14,279)	$(188,271)	170,161	$2,593,128	(3,340)	$(103,478)	342,641	$5,416,868

258

	SA Multi-Managed Growth Portfolio
	Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	92,637	$924,593	137,280	$2,268,225

Reinvested dividends	—	—	297,847	4,801,299

Shares redeemed	(120,256)	(1,293,202)	(282,771)	(5,887,315)

Net increase (decrease)	(27,619)	$(368,609)	152,356	$1,182,209

	SA Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	11,779	$99,305	63,948	$840,786	53,038	$446,433	290,888	$3,881,898

Reinvested dividends	—	—	156,158	1,994,141	—	—	688,991	8,784,639

Shares redeemed	(80,465)	(734,600)	(89,354)	(1,317,115)	(269,057)	(2,475,877)	(348,551)	(5,180,760)

Net increase (decrease)	(68,686)	$(635,295)	130,752	$1,517,812	(216,019)	$(2,029,444)	631,328	$7,485,777

	SA Multi-Managed Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	52,579	$442,646	229,965	$3,032,359

Reinvested dividends	—	—	524,146	6,672,375

Shares redeemed	(177,577)	(1,637,607)	(313,119)	(4,542,213)

Net increase (decrease)	(124,998)	$(1,194,961)	440,992	$5,162,521

	SA Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1	$13	47,728	$524,880	37,926	$305,264	295,707	$3,320,903

Reinvested dividends	—	—	101,299	1,092,008	—	—	409,001	4,404,940

Shares redeemed	(78,005)	(632,608)	(123,158)	(1,462,442)	(261,587)	(2,129,510)	(506,872)	(6,137,087)

Net increase (decrease)	(78,004)	$(632,595)	25,869	$154,446	(223,661)	$(1,824,246)	197,836	$1,588,756

	SA Multi-Managed Income/Equity Portfolio
	Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	12,276	$93,264	188,343	$2,140,225

Reinvested dividends	—	—	259,164	2,793,787

Shares redeemed	(129,281)	(1,049,068)	(202,484)	(2,311,426)

Net increase (decrease)	(117,005)	$(955,804)	245,023	$2,622,586

259

	SA Multi-Managed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2021		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	7,198	$63,132	23,635	$265,190	10,168	$87,032	125,164	$1,414,146

Reinvested dividends	—	—	38,925	423,113	—	—	214,325	2,327,571

Shares redeemed	(39,369)	(343,646)	(94,271)	(1,119,468)	(194,071)	(1,704,500)	(280,219)	(3,232,865)

Net increase (decrease)	(32,171)	$(280,514)	(31,711)	$(431,165)	(183,903)	$(1,617,468)	59,270	$508,852

	SA Multi-Managed Income Portfolio
	Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	22,247	$200,413	121,878	$1,377,712

Reinvested dividends	—	—	124,605	1,354,453

Shares redeemed	(150,395)	(1,339,763)	(235,448)	(2,646,931)

Net increase (decrease)	(128,148)	$(1,139,350)	11,035	$85,234

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	20,946	$259,017	2,590	$38,763	69,357	$854,323	52,050	$794,820

Reinvested dividends	—	—	84,303	1,255,277	—	—	286,235	4,262,043

Shares redeemed	(126,547)	(1,577,169)	(294,751)	(4,363,813)	(385,119)	(4,809,527)	(952,971)	(14,120,103)

Net increase (decrease)	(105,601)	$(1,318,152)	(207,858)	$(3,069,773)	(315,762)	$(3,955,204)	(614,686)	$(9,063,240)

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	559,977	$7,101,214	1,378,001	$20,476,278

Reinvested dividends	—	—	799,779	11,860,729

Shares redeemed	(618,720)	(7,724,705)	(1,214,189)	(18,025,352)

Net increase (decrease)	(58,743)	$(623,491)	963,591	$14,311,655

	SA T. Rowe Price Growth Stock Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	75,305	$1,394,756	1,783,451	$53,546,253	127,956	$2,150,176	122,808	$2,884,854

Reinvested dividends	—	—	2,632,624	76,977,920	—	—	323,660	8,894,168

Shares redeemed	(1,321,027)	(27,028,672)	(2,067,335)	(64,280,291)	(114,732)	(2,117,463)	(340,431)	(10,068,982)

Net increase (decrease)	(1,245,722)	$(25,633,916)	2,348,740	$66,243,882	13,224	$32,713	106,037	$1,710,040

260

	SA T. Rowe Price Growth Stock Portfolio
	Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	106,295	$1,729,652	103,273	$2,363,326

Reinvested dividends	—	—	267,851	7,071,256

Shares redeemed	(96,520)	(1,718,992)	(332,425)	(9,579,444)

Net increase (decrease)	9,775	$10,660	38,699	$(144,862)

	SA Multi-Managed Large Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	816,155	$9,711,884	4,463,358	$77,927,487	42,532	$439,170	20,214	$312,381

Reinvested dividends	—	—	7,161,976	121,538,733	—	—	604,137	9,829,305

Shares redeemed	(3,214,275)	(39,349,559)	(4,377,598)	(83,177,050)	(171,554)	(1,973,166)	(341,230)	(6,205,419)

Net increase (decrease)	(2,398,120)	$(29,637,675)	7,247,736	$116,289,170	(129,022)	$(1,533,996)	283,121	$3,936,267

	SA Multi-Managed Large Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	58,293	$597,899	71,440	$1,054,518

Reinvested dividends	—	—	321,382	5,119,610

Shares redeemed	(79,059)	(881,554)	(203,592)	(3,706,399)

Net increase (decrease)	(20,766)	$(283,655)	189,230	$2,467,729

	SA Multi-Managed Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	288,585	$4,519,473	4,656,830	$79,997,273	6,769	$106,465	28,592	$498,175

Reinvested dividends	—	—	3,314,634	55,486,967	—	—	102,054	1,706,337

Shares redeemed	(4,690,849)	(77,108,367)	(11,515,868)	(200,343,113)	(107,667)	(1,759,103)	(247,428)	(4,290,095)

Net increase (decrease)	(4,402,264)	$(72,588,894)	(3,544,404)	$(64,858,873)	(100,898)	$(1,652,638)	(116,782)	$(2,085,583)

	SA Multi-Managed Large Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	12,870	$212,394	22,498	$389,522

Reinvested dividends	—	—	48,744	815,483

Shares redeemed	(60,900)	(980,435)	(138,821)	(2,414,462)

Net increase (decrease)	(48,030)	$(768,041)	(67,579)	$(1,209,457)

261

	SA Multi-Managed Mid Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	23,144	$324,736	740,136	$19,188,225	14,485	$171,977	31,214	$578,514

Reinvested dividends	—	—	2,858,658	56,944,459	—	—	448,098	8,110,581

Shares redeemed	(808,291)	(11,537,531)	(1,740,839)	(42,397,237)	(82,993)	(1,113,100)	(159,889)	(3,456,517)

Net increase (decrease)	(785,147)	$(11,212,795)	1,857,955	$33,735,447	(68,508)	$(941,123)	319,423	$5,232,578

	SA Multi-Managed Mid Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	44,715	$541,182	28,496	$511,637

Reinvested dividends	—	—	293,665	5,012,863

Shares redeemed	(59,612)	(736,339)	(104,529)	(2,288,949)

Net increase (decrease)	(14,897)	$(195,157)	217,632	$3,235,551

	SA Multi-Managed Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	36,785	$658,884	790,428	$15,491,961	645	$10,587	18,515	$353,688

Reinvested dividends	—	—	576,586	11,231,892	—	—	63,349	1,230,243

Shares redeemed	(676,222)	(12,088,220)	(2,744,773)	(53,920,052)	(69,743)	(1,249,086)	(205,972)	(4,045,882)

Net increase (decrease)	(639,437)	$(11,429,336)	(1,377,759)	$(27,196,199)	(69,098)	$(1,238,499)	(124,108)	$(2,461,951)

	SA Multi-Managed Mid Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	8,468	$147,498	16,550	$324,631

Reinvested dividends	—	—	38,166	740,037

Shares redeemed	(69,424)	(1,245,302)	(140,180)	(2,749,735)

Net increase (decrease)	(60,956)	$(1,097,804)	(85,464)	$(1,685,067)

	SA Multi-Managed Small Cap Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	45,509	$552,532	1,672,188	$25,908,690	577	$6,887	26,401	$392,050

Reinvested dividends	—	—	1,807,740	25,904,912	—	—	145,721	2,008,034

Shares redeemed	(1,059,572)	(12,998,887)	(3,408,159)	(51,848,712)	(86,080)	(1,023,818)	(201,426)	(2,942,868)

Net increase (decrease)	(1,014,063)	$(12,446,355)	71,769	$(35,110)	(85,503)	$(1,016,931)	(29,304)	$(542,784)

262

	SA Multi-Managed Small Cap Portfolio
	Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	21,575	$244,431	20,874	$286,004

Reinvested dividends	—	—	96,088	1,290,455

Shares redeemed	(49,391)	(564,850)	(134,991)	(1,917,999)

Net increase (decrease)	(27,816)	$(320,419)	(18,029)	$(341,540)

	SA Multi-Managed International Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	263,144	$2,148,243	3,940,411	$40,574,157	14,318	$101,896	36,341	$368,304

Reinvested dividends	—	—	2,317,598	22,944,222	—	—	113,707	1,129,111

Shares redeemed	(2,183,320)	(17,918,453)	(5,948,235)	(61,266,733)	(158,994)	(1,341,739)	(268,402)	(2,760,193)

Net increase (decrease)	(1,920,176)	$(15,770,210)	309,774	$2,251,646	(144,676)	$(1,239,843)	(118,354)	$(1,262,778)

	SA Multi-Managed International Equity Portfolio
	Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	33,709	$250,866	32,216	$327,158

Reinvested dividends	—	—	76,570	757,274

Shares redeemed	(87,567)	(718,776)	(229,560)	(2,338,559)

Net increase (decrease)	(53,858)	$(467,910)	(120,774)	$(1,254,127)

	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,279,585	$13,221,291	8,443,315	$101,504,946	10,911	$112,930	147,204	$1,714,786

Reinvested dividends	—	—	3,383,463	39,214,342	—	—	61,911	717,545

Shares redeemed	(5,294,182)	(54,621,197)	(11,572,351)	(137,308,042)	(120,305)	(1,241,297)	(316,157)	(3,727,162)

Net increase (decrease)	(4,014,597)	$(41,399,906)	254,427	$3,411,246	(109,394)	$(1,128,367)	(107,042)	$(1,294,831)

	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	9,109	$88,702	69,295	$818,414

Reinvested dividends	—	—	34,035	392,420

Shares redeemed	(108,760)	(1,115,466)	(192,056)	(2,257,087)

Net increase (decrease)	(99,651)	$(1,026,764)	(88,726)	$(1,046,253)

263

	SA American Century Inflation Protection Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	952,057	$9,323,951	5,280,957	$54,319,930	2,707,634	$26,073,582	5,826,763	$59,584,627

Reinvested dividends	—	—	622,937	6,410,018	—	—	1,030,804	10,493,586

Shares redeemed	(1,571,176)	(15,273,878)	(3,807,972)	(39,412,627)	(3,438,925)	(32,789,690)	(5,069,900)	(51,713,530)

Net increase (decrease)	(619,119)	$(5,949,927)	2,095,922	$21,317,321	(731,291)	$(6,716,108)	1,787,667	$18,364,683

	SA Columbia Focused Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	44,661	$942,956	1,027,228	$24,170,191	3,136	$66,641	25,601	$595,139

Reinvested dividends	—	—	1,230,040	27,577,492	—	—	52,985	1,191,632

Shares redeemed	(1,114,751)	(24,050,949)	(2,549,933)	(59,889,700)	(50,155)	(1,120,366)	(99,095)	(2,323,136)

Net increase (decrease)	(1,070,090)	$(23,107,993)	(292,665)	$(8,142,017)	(47,019)	$(1,053,725)	(20,509)	$(536,365)

	SA Columbia Focused Value Portfolio
	Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	13,851	$298,299	18,015	$423,029

Reinvested dividends	—	—	34,221	769,975

Shares redeemed	(40,486)	(864,024)	(94,858)	(2,229,423)

Net increase (decrease)	(26,635)	$(565,725)	(42,622)	$(1,036,419)

	SA Allocation Growth Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	7,533	$112,682	320,610	$5,547,726	1,933,305	$28,367,498	4,732,951	$81,907,591

Reinvested dividends	—	—	2,570	44,432	—	—	1,260,415	21,666,527

Shares redeemed	(56,390)	(872,639)	(3,816)	(67,525)	(623,033)	(9,042,872)	(1,005,580)	(17,213,011)

Net increase (decrease)	(48,857)	$(759,957)	319,364	$5,524,633	1,310,272	$19,324,626	4,987,786	$86,361,107

	SA Allocation Moderate Growth Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	24,350	$269,817	96	$1,156	1,049,952	$10,889,487	3,278,750	$40,514,936
Reinvested dividends	—	—	1,654	20,019	—	—	3,325,605	40,140,056
Shares redeemed	(18,102)	(175,352)	(545)	(6,706)	(2,297,983)	(23,883,070)	(4,661,951)	(57,459,299)

Net increase (decrease)	6,248	$94,465	1,205	$14,469	(1,248,031)	$(12,993,583)	1,942,404	$23,195,693

264

	SA Allocation Moderate Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,268	$65,998	2,109	$26,928	621,693	$6,443,115	1,779,356	$21,535,012
Reinvested dividends	—	—	889	10,610	—	—	1,937,032	23,050,684
Shares redeemed	(275)	(2,760)	(222)	(2,712)	(1,583,334)	(16,287,068)	(2,759,738)	(33,553,889)

Net increase (decrease)	5,993	$63,238	2,776	$34,826	(961,641)	$(9,843,953)	956,650	$11,031,807

	SA Allocation Balanced Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022		For the six months ended September 30, 2022 (unaudited)		For the year ended March 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,769	$100,029	3,477	$39,151	1,002,227	$9,687,271	3,124,289	$34,608,806
Reinvested dividends	—	—	681	7,505	—	—	1,004,584	11,080,561
Shares redeemed	(19,264)	(179,778)	(134)	(1,489)	(1,590,992)	(15,345,249)	(2,404,572)	(26,839,789)

Net increase (decrease)	(9,495)	$(79,749)	4,024	$45,167	(588,765)	$(5,657,978)	1,724,301	$18,849,578

Note 8.  Transactions with Affiliates:

The following Portfolio (s) incurred brokerage commissions with affiliated brokers for the six months ended September 30, 2022:

Portfolio	Morgan Stanley
SA Multi-Managed Large Cap Growth	$731

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various portfolios of the Trust and SunAmerica Series Trust and securities issued by American International Group, Inc.(“AIG”) or an affiliate thereof. For the six months ended September 30, 2022, transactions in these securities were as follows:

SA Multi-Managed Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2022

American International Group, Inc.	$16,986	$—	$694,989	$—	$94,124	$(5,971)	$(154,042)	$440,852

SA Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2022
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	$—	$—	$9,160,296	$484,310	$926,991	$113,659	$(1,612,507)	$7,218,767
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	11,304,682	7,618,667	266,305	(48,378)	(1,493,527)	17,115,139
SA Multi-Managed International Equity Portfolio, Class 1	—	—	21,834,004	1,380,283	361,924	(67,978)	(5,223,181)	17,561,204
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	22,925,544	1,016,133	6,065,206	(444,992)	(4,737,709)	12,693,770
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	22,532,961	1,331,852	1,849,225	276,881	(3,590,410)	18,702,059
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,537,562	145,293	38,097	(12,180)	(582,298)	2,050,280
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	6,215,555	375,340	98,418	15,614	(1,195,994)	5,312,097
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	5,259,970	314,802	82,544	(14,992)	(1,000,927)	4,476,309
SA Wellington Real Return Portfolio, Class 1	—	—	2,330,136	2,017,407	55,599	(649)	(427,138)	3,864,157
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	9,349,968	355,712	2,990,884	(370,462)	(1,593,173)	4,751,161

265

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2022
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$16,544,227	$1,892,835	$1,260,331	$344,636	$(4,062,379)	$13,458,988
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	3,364,286	193,724	50,796	21,538	(664,477)	2,864,275
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	72,906	2,051,192	25,134	(942)	(13,149)	2,084,873
SA Emerging Market Equity Index, Class 1	—	—	3,628,337	651,343	56,710	(871)	(888,167)	3,333,932
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	11,333,213	542,276	3,341,815	(348,375)	(707,366)	7,477,933
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	6,105,242	854,293	96,661	4,237	(1,748,704)	5,118,407
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	11,724,813	860,308	228,495	3,293	(3,048,113)	9,311,806
SA Fixed Income Index Portfolio, Class 1	—	—	11,486,062	1,248,329	2,853,787	(122,892)	(809,069)	8,948,643
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	8,413,424	435,660	2,266,017	(109,355)	(236,784)	6,236,928
SA Franklin Small Company Value Portfolio, Class 1	—	—	3,389,447	193,724	50,796	19,273	(635,055)	2,916,593
SA Franklin US Equity Small Beta Portfolio, Class 1	—	—	4,083,114	230,047	60,321	14,083	(612,847)	3,654,076
SA International Index Portfolio, Class 1	—	—	4,649,442	266,371	69,845	1,626	(1,070,489)	3,777,105
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	4,045,721	276,237	73,544	(16,849)	(924,478)	3,307,087
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	14,930,218	847,542	222,234	9,652	(3,244,280)	12,320,898
SA Janus Focused Growth Portfolio, Class 1	—	—	9,888,186	388,746	3,199,175	705,788	(2,808,099)	4,975,446
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	5,870,023	338,077	516,747	(20,300)	(1,414,330)	4,256,723
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	20,361,920	1,186,559	1,791,128	167,766	(2,830,370)	17,094,747
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	10,894,557	3,142,783	206,506	(19,157)	(1,160,550)	12,651,127
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	7,899,702	520,634	136,515	(4,372)	(1,782,393)	6,497,056
SA Large Cap Growth Index Portfolio, Class 1	—	—	8,613,762	7,913,002	244,556	81,821	(3,533,814)	12,830,215
SA Large Cap Index Portfolio, Class 1	—	—	22,160,996	1,295,530	1,239,701	371,034	(4,867,438)	17,720,421
SA Large Cap Value Index Portfolio, Class 1	—	—	8,242,354	460,094	920,641	184,690	(1,492,518)	6,473,979
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	17,920,651	1,041,266	1,773,030	124,206	(2,808,308)	14,504,785
SA MFS Blue Chip Growth, Class 1	—	—	9,268,858	6,220,809	220,164	30,442	(3,245,974)	12,053,971
SA Mid Cap Index Portfolio, Class 1	—	—	3,826,751	217,939	57,146	8,955	(698,708)	3,297,791
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	14,923,952	944,404	247,632	(26,051)	(3,388,287)	12,206,386
SA PIMCO RAE International Value, Class 1	—	—	6,421,955	288,264	75,816	(2,574)	(1,329,227)	5,302,602
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	5,048,501	314,802	82,544	(6,118)	(506,305)	4,768,336
SA Putnam International Growth and Income Portfolio, Class 1	—	—	16,394,160	939,760	246,874	(20,964)	(3,532,621)	13,533,461
SA Small Cap Index Portfolio, Class 1	—	—	3,523,478	217,939	57,146	6,858	(697,545)	2,993,584
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	11,562,098	1,456,211	197,545	(30,313)	(1,065,580)	11,724,871

	$—	$—	$400,043,034	$52,470,499	$34,604,545	$817,288	$(77,284,288)	$341,441,988

†	Includes reinvestment of distributions paid.

266

SA Allocation Moderate Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2022
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	$—	$—	$10,653,899	$85,465	$1,820,045	$172,947	$(1,828,055)	$7,264,211
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	42,490,232	1,722,188	1,582,816	(203,474)	(4,067,090)	38,359,040
SA Multi-Managed International Equity Portfolio, Class 1	—	—	22,368,242	223,718	837,766	107,616	(5,297,117)	16,564,693
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	24,436,997	171,475	6,933,864	(484,007)	(4,855,554)	12,335,047
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	23,938,392	226,232	1,847,179	(88,066)	(3,350,919)	18,878,460
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,982,931	27,651	103,544	(27,883)	(650,860)	2,228,295
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	5,490,517	52,787	197,675	9,400	(1,007,976)	4,347,053
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	5,166,257	47,760	178,849	20,825	(980,142)	4,075,851
SA Wellington Real Return Portfolio, Class 1	—	—	2,247,086	4,865,059	236,927	(4,198)	(646,214)	6,224,806
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	10,593,664	64,218	3,436,262	(288,957)	(1,891,315)	5,041,348
SunAmerica Series Trust	—	—
SA AB Growth Portfolio, Class 1	—	—	18,555,644	175,958	658,917	152,619	(4,211,973)	14,013,331
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	4,417,126	40,219	150,610	64,228	(876,398)	3,494,565
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	155,253	3,335,857	127,616	(4,888)	(17,266)	3,341,340
SA Emerging Market Equity Index, Class 1	—	—	3,416,093	220,357	106,900	(9,507)	(767,512)	2,752,531
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	16,802,858	157,274	1,288,058	(62,542)	(1,665,995)	13,943,537
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	6,923,614	767,019	252,868	8,618	(1,930,130)	5,516,253
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	12,356,262	131,551	492,310	11,377	(3,074,531)	8,932,349
SA Fixed Income Index Portfolio, Class 1	—	—	18,867,252	187,584	703,334	(21,693)	(1,620,895)	16,708,914
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	16,381,746	145,312	2,852,854	(62,800)	(639,967)	12,971,437
SA Franklin Small Company Value Portfolio, Class 1	—	—	3,663,688	32,678	122,370	46,654	(688,181)	2,932,469
SA Franklin US Equity Small Beta Portfolio, Class 1	—	—	5,007,803	42,733	860,023	219,573	(839,936)	3,570,150
SA International Index Portfolio, Class 1	—	—	4,318,928	40,219	150,610	8,339	(961,751)	3,255,125
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	4,241,545	46,929	174,785	(28,760)	(924,982)	3,159,947
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	16,812,168	150,822	964,786	53,469	(3,518,892)	12,532,781
SA Janus Focused Growth Portfolio, Class 1	—	—	11,412,413	71,759	3,664,502	839,130	(3,234,188)	5,424,612
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	6,258,460	53,418	398,826	1,929	(1,506,741)	4,408,240
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	22,611,129	201,095	2,553,048	277,989	(3,102,466)	17,434,699
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	32,273,243	1,525,097	1,218,354	(118,739)	(2,940,320)	29,520,927
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	8,493,810	87,979	329,458	32,652	(1,885,338)	6,399,645
SA Large Cap Growth Index Portfolio, Class 1	—	—	9,257,867	7,856,516	584,670	197,793	(3,849,909)	12,877,597
SA Large Cap Index Portfolio, Class 1	—	—	22,560,140	208,636	781,287	260,904	(4,783,006)	17,465,387

267

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2022
SA Large Cap Value Index Portfolio, Class 1	$—	$—	$10,542,575	$93,006	$1,148,285	$205,546	$(1,845,793)	$7,847,049
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	20,647,044	183,499	1,687,156	62,539	(3,122,113)	16,083,813
SA MFS Blue Chip Growth, Class 1	—	—	10,344,605	5,442,765	538,605	63,750	(3,447,829)	11,864,686
SA Mid Cap Index Portfolio, Class 1	—	—	3,953,749	37,706	141,197	29,577	(715,564)	3,164,271
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	15,046,325	150,821	564,786	(61,324)	(3,227,402)	11,343,634
SA PIMCO RAE International Value, Class 1	—	—	6,425,566	41,888	157,863	(6,015)	(1,284,185)	5,019,391
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	10,700,652	105,575	395,350	(29,959)	(1,018,664)	9,362,254
SA Putnam International Growth and Income Portfolio, Class 1	—	—	17,466,604	162,544	609,691	(27,019)	(3,607,571)	13,384,867
SA Small Cap Index Portfolio, Class 1	—	—	3,912,253	35,192	131,783	12,634	(751,637)	3,076,659
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	31,826,058	1,498,813	3,530,369	(321,245)	(2,418,479)	27,054,778

	$—	$—	$526,020,690	$30,717,374	$44,516,198	$1,009,032	$(89,054,856)	$424,176,042

†	Includes reinvestment of distributions paid.

SA Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2022
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	$—	$—	$3,961,626	$37,445	$745,973	$70,465	$(680,361)	$2,643,202
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	36,051,261	1,223,972	1,652,060	(210,276)	(3,384,985)	32,027,912
SA Multi-Managed International Equity Portfolio, Class 1	—	—	10,973,421	130,169	507,431	(53,349)	(2,483,463)	8,059,347
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	12,338,371	105,232	3,114,969	(111,889)	(2,693,679)	6,523,066
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	12,676,996	142,650	1,056,088	90,190	(1,909,066)	9,944,682
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,402,961	17,831	69,511	(20,309)	(298,682)	1,032,290
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	2,603,700	26,747	104,267	20,009	(493,086)	2,053,103
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	3,122,645	35,663	139,022	(22,455)	(556,082)	2,440,749
SA Wellington Real Return Portfolio, Class 1	—	—	3,243,118	1,477,812	201,419	6,317	(506,524)	4,019,304
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	5,959,647	43,886	2,071,751	(255,403)	(978,620)	2,697,759
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	9,765,258	110,554	430,969	100,757	(2,235,146)	7,310,454
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	2,153,845	23,181	90,364	38,370	(433,653)	1,691,379
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	81,207	2,431,200	115,182	(3,119)	(12,356)	2,381,750
SA Emerging Market Equity Index, Class 1	—	—	1,099,154	136,866	41,435	(910)	(257,481)	936,194
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	8,167,240	808,771	424,017	(17,861)	(875,199)	7,658,934
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	3,627,852	341,751	159,719	4,912	(999,562)	2,815,234
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	5,764,711	65,558	264,510	4,607	(1,431,817)	4,138,549

268

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2022
SA Fixed Income Index Portfolio, Class 1	$—	$—	$13,159,031	$154,880	$605,496	$(20,536)	$(1,121,121)	$11,566,758
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	13,804,837	151,079	1,408,227	(14,848)	(606,483)	11,926,358
SA Franklin Small Company Value Portfolio, Class 1	—	—	2,062,552	23,181	90,364	10,130	(370,199)	1,635,300
SA Franklin US Equity Small Beta Portfolio, Class 1	—	—	2,524,627	26,747	404,267	102,185	(420,239)	1,829,053
SA International Index Portfolio, Class 1	—	—	2,100,684	19,614	76,462	(1,393)	(462,191)	1,580,252
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	2,262,965	26,008	104,423	(8,172)	(501,390)	1,674,988
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	8,676,371	92,723	361,458	14,057	(1,826,543)	6,595,150
SA Janus Focused Growth Portfolio, Class 1	—	—	5,981,778	45,321	1,876,332	274,652	(1,550,109)	2,875,310
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	2,871,742	26,291	234,175	(22,971)	(660,060)	1,980,827
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	12,638,735	139,083	1,442,186	160,890	(1,738,081)	9,758,441
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	26,311,224	1,013,830	1,223,395	(117,983)	(2,354,364)	23,629,312
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	4,465,078	55,277	215,484	18,590	(992,864)	3,330,597
SA Large Cap Growth Index Portfolio, Class 1	—	—	5,184,296	4,001,194	393,619	131,261	(2,063,215)	6,859,917
SA Large Cap Index Portfolio, Class 1	—	—	11,167,543	117,686	1,258,773	432,015	(2,564,118)	7,894,353
SA Large Cap Value Index Portfolio, Class 1	—	—	5,680,228	60,627	536,338	100,101	(994,522)	4,310,096
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	10,886,210	108,769	1,824,017	180,264	(1,694,047)	7,657,179
SA MFS Blue Chip Growth, Class 1	—	—	5,351,654	2,788,348	347,752	34,590	(1,775,129)	6,051,711
SA Mid Cap Index Portfolio, Class 1	—	—	2,452,984	26,748	104,267	21,427	(446,699)	1,950,193
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	6,777,914	80,241	312,800	(33,790)	(1,442,147)	5,069,418
SA PIMCO RAE International Value, Class 1	—	—	3,133,740	27,994	110,061	(4,104)	(621,914)	2,425,655
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	6,979,845	82,024	319,751	(15,145)	(667,688)	6,059,285
SA Putnam International Growth and Income Portfolio, Class 1	—	—	7,847,835	86,836	339,447	(12,434)	(1,614,385)	5,968,405
SA Small Cap Index Portfolio, Class 1	—	—	2,001,307	23,180	90,364	5,382	(382,828)	1,556,677
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	25,091,804	1,079,280	2,884,066	(213,985)	(1,937,244)	21,135,789

	$—	$—	$312,407,997	$17,416,249	$27,752,211	$660,239	$(49,037,342)	$253,694,932

† Includes reinvestment of distributions paid.

SA Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2022
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	$—	$—	$2,610,768	$56,093	$505,879	$43,016	$(451,609)	$1,752,389
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	43,044,222	1,865,663	2,193,479	(278,051)	(4,026,038)	38,412,317
SA Multi-Managed International Equity Portfolio, Class 1	—	—	6,169,794	168,279	317,637	(32,775)	(1,402,995)	4,584,666

269

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2022
SA Multi-Managed Large Cap Growth Portfolio, Class 1	$—	$—	$7,695,317	$152,273	$2,079,006	$(105,778)	$(1,621,948)	$4,040,858
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	7,217,579	189,314	607,342	74,201	(1,117,465)	5,756,287
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	955,315	28,048	52,940	(9,921)	(207,827)	712,675
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	1,782,993	42,070	79,409	30,796	(356,563)	1,419,887
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	1,843,945	49,081	92,644	(12,474)	(330,696)	1,457,212
SA Wellington Real Return Portfolio, Class 1	—	—	6,035,534	719,703	323,498	539	(762,786)	5,669,492
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	3,994,899	75,349	1,188,200	(153,739)	(725,493)	2,002,816
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	6,282,993	160,555	501,472	122,174	(1,474,736)	4,589,514
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	1,414,628	35,058	66,174	28,124	(289,019)	1,122,617
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	37,322	2,816,211	138,637	(1,598)	(15,539)	2,697,759
SA Emerging Market Equity Index, Class 1	—	—	580,913	93,522	26,733	(576)	(138,306)	508,820
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	5,327,657	668,278	317,637	(30,744)	(557,271)	5,090,283
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	2,493,862	365,926	126,818	4,757	(705,276)	2,032,451
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	3,656,594	94,041	175,444	22,641	(933,887)	2,663,945
SA Fixed Income Index Portfolio, Class 1	—	—	14,747,158	514,384	737,642	(15,953)	(1,276,895)	13,231,052
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	15,703,242	390,353	2,946,236	(137,304)	(537,736)	12,472,319
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,211,440	31,552	59,557	6,639	(219,340)	970,734
SA Franklin US Equity Small Beta Portfolio, Class 1	—	—	1,906,938	45,575	336,027	85,127	(323,925)	1,377,688
SA International Index Portfolio, Class 1	—	—	1,215,867	21,035	39,705	1,249	(271,544)	926,902
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,471,016	39,249	71,705	(25,533)	(306,697)	1,106,330
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	5,390,119	133,222	471,463	26,070	(1,128,265)	3,949,683
SA Janus Focused Growth Portfolio, Class 1	—	—	3,739,231	68,338	1,174,966	131,615	(948,086)	1,816,132
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	1,664,192	31,403	138,224	(4,150)	(394,100)	1,159,121
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	8,078,647	210,349	837,047	78,866	(1,103,051)	6,427,764
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	32,813,178	1,597,490	1,694,066	(163,559)	(2,929,295)	29,623,748
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	2,712,902	72,910	136,036	16,546	(610,338)	2,055,984
SA Large Cap Growth Index Portfolio, Class 1	—	—	3,063,850	2,180,884	249,556	87,302	(1,202,460)	3,880,020
SA Large Cap Index Portfolio, Class 1	—	—	6,787,185	161,267	514,402	180,293	(1,518,242)	5,096,101
SA Large Cap Value Index Portfolio, Class 1	—	—	3,515,842	91,152	272,054	52,186	(616,047)	2,771,079
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	7,338,451	168,279	1,317,637	111,270	(1,132,864)	5,167,499
SA MFS Blue Chip Growth, Class 1	—	—	3,746,243	1,734,465	356,677	44,734	(1,195,126)	3,973,639
SA Mid Cap Index Portfolio, Class 1	—	—	1,531,604	38,564	72,792	13,055	(279,779)	1,230,652
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	4,117,476	112,186	211,758	(22,326)	(880,249)	3,115,329

270

Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2022
SA PIMCO RAE International Value, Class 1	$—	$—	$1,726,854	$44,924	$84,956	$(3,142)	$(342,793)	$1,340,887
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	5,649,026	154,256	291,168	(16,003)	(540,030)	4,956,081
SA Putnam International Growth and Income Portfolio, Class 1	—	—	5,178,316	132,571	250,393	(7,284)	(1,073,508)	3,979,702
SA Small Cap Index Portfolio, Class 1	—	—	1,343,119	35,058	66,174	11,244	(265,521)	1,057,726
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	29,032,449	772,704	1,461,698	(152,163)	(2,415,239)	25,776,053

	$—	$—	$264,828,680	$16,361,634	$22,584,888	$(629)	$(36,628,584)	$221,976,213

† Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio’s net assets.

At September 30, 2022 the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Dynamic Strategy Portfolio
SA Multi-Managed Growth	1.84%	98.16%	—%	—%	—%	—%	—%	—%
SA Multi-Managed Moderate Growth	0.62	99.38	—	—	—	—	—	—
SA Multi-Managed Income/Equity	0.57	99.43	—	—	—	—	—	—
SA Multi-Managed Income	0.91	99.09	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	4.61	95.39	—	—	—	—	—	—
SA T. Rowe Price Growth Stock	0.22	21.13	0.71	1.69	1.79	0.96	66.93	6.57
SA Multi-Managed Large Cap Growth	0.09	12.00	1.19	3.74	3.64	1.92	38.78	38.64
SA Multi-Managed Large Cap Value	0.03	5.19	0.97	3.16	3.19	1.68	44.50	41.28
SA Multi-Managed Mid Cap Growth	0.41	21.54	0.48	1.37	1.49	0.69	37.95	36.07
SA Multi-Managed Mid Cap Value	0.11	15.77	0.77	2.88	2.36	1.11	53.95	23.05
SA Multi-Managed Small Cap	0.18	11.86	0.83	2.55	2.32	1.39	33.38	47.49
SA Multi-Managed International Equity	0.18	7.82	1.76	6.74	6.36	3.09	47.13	26.92
SA Multi-Managed Diversified Fixed Income	0.05	2.99	5.02	2.24	5.01	4.18	59.81	20.70
SA American Century Inflation Protection	3.46	57.77	0.92	0.63	1.01	0.65	24.79	10.77
SA Columbia Focused Value	0.09	6.57	0.63	2.59	2.60	0.95	59.31	27.26
SA Allocation Growth	6.96	93.04	—	—	—	—	—	—
SA Allocation Moderate Growth	7.16	92.84	—	—	—	—	—	—
SA Allocation Moderate	7.40	92.60	—	—	—	—	—	—
SA Allocation Balanced	8.23	91.77	—	—	—	—	—	—

Note 9.  Investment Concentration:

The International Equity Portfolio invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Certain Portfolios may invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Portfolio may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Portfolio purchases a participation of a senior loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Portfolio is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Portfolios and the borrower.

271

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, and SA Multi-Managed Diversified Fixed Income Portfolios’ concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10.  Line of Credit:

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

For the six months ended September 30, 2022, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Multi-Managed Growth . .	1	$43	$425,000	3.68%
SA Multi-Managed Moderate Growth	1	115	1,125,000	3.68
SA Multi-Managed Income/Equity	1	82	800,000	3.68
SA Multi-Managed Income	1	33	325,000	3.68
SA Putnam Asset Allocation Diversified Growth	33	408	134,091	3.30
SA Multi-Managed Large Cap Growth	82	1,971	283,537	2.90
SA Multi-Managed Large Cap Value	82	3,794	875,000	2.81
SA Multi-Managed Mid Cap Growth	19	247	211,842	2.44
SA Multi-Managed Mid Cap Value	32	155	59,375	2.92
SA Multi-Managed Small Cap	42	405	123,214	3.04
SA Multi-Managed International Equity	42	979	250,595	3.36
SA American Century Inflation Protection	4	186	993,750	1.68

As of September 30, 2022, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Large Cap Value and SA Multi-Managed Small Cap had outstanding borrowings of $350,000, $50,000 and $175,000, respectively.

Note 11.  Security Transactions with Affiliated Portfolios:

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended September 30, 2022, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
SA Multi-Managed Large Cap Value	$168,571	$149,945	$(48,558)
SA Multi-Managed Mid Cap Value	—	10,947	4,687

Note 12.  Interfund Lending Agreement:

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2022, none of the Portfolios participated in this program.

272

Note 13.  Other Matters:

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolios’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments have taken and may continue to take in respect of pandemic or epidemic diseases have resulted and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolios invests. Government intervention in markets have impacted and may continue to impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect or have affected the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

In late February 2022, Russia launched a large-scale invasion of Ukraine (the “Invasion”). The extent and duration of Russia’s military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and may negatively affect global supply chains, global growth and inflation. In response to the Invasion, the United States, the European Union and other countries have imposed broad-ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, the Portfolios are currently restricted from trading in Russian securities, including those in their portfolios. In addition, certain index providers have removed Russian securities from their indices. Accordingly, any portfolio repositioning in light of these changes may result in increased transaction costs and higher tracking error, including as a measure of risk against a Portfolio’s benchmark index. It is unknown when, or if, sanctions may be lifted or a Portfolio’s ability to trade in Russian securities will resume. Even if a Portfolio does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect a Portfolio’s performance and the value and liquidity of an investment in the Portfolio. Information related to each Portfolio’s investments in Russian securities as of September 30, 2022 is presented within the Portfolio of Investments.

273

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)	Portfolio turnover

SA Multi-Managed Growth Portfolio Class 1
03/31/18	$16.48	$0.07	$1.81	$1.88	$(0.09)	$(1.25)	$(1.34)	$17.02	11.45%	$9,976	1.23%		0.41%	51%
03/31/19	17.02	0.09	1.05	1.14	(0.18)	(1.61)	(1.79)	16.37	7.37	9,349	1.25		0.54	55
03/31/20	16.37	0.01	(0.63)	(0.62)	(0.11)	(1.69)	(1.80)	13.95	(4.91)	7,783	1.31		0.06	97
03/31/21	13.95	(0.06)	9.41	9.35	—	(2.86)	(2.86)	20.44	66.89	11,451	1.27		(0.30)	74
03/31/22	20.44	(0.07)	(2.11)	(2.18)	—	(5.06)	(5.06)	13.20	(15.34)	9,640	1.27		(0.38)	68
09/30/22@	13.20	(0.00)	(3.35)	(3.35)	—	—	—	9.85	(25.38)	7,051	1.38	#	(0.09)#	32

SA Multi-Managed Growth Portfolio Class 2
03/31/18	16.47	0.05	1.80	1.85	(0.06)	(1.25)	(1.31)	17.01	11.29	19,251	1.38		0.26	51
03/31/19	17.01	0.07	1.04	1.11	(0.15)	(1.61)	(1.76)	16.36	7.18	17,915	1.40		0.39	55
03/31/20	16.36	(0.01)	(0.64)	(0.65)	(0.08)	(1.69)	(1.77)	13.94	(5.08)	13,934	1.45		(0.09)	97
03/31/21	13.94	(0.09)	9.41	9.32	—	(2.86)	(2.86)	20.40	66.72	20,070	1.42		(0.45)	74
03/31/22	20.40	(0.10)	(2.10)	(2.20)	—	(5.06)	(5.06)	13.14	(15.47)	17,429	1.42		(0.53)	68
09/30/22@	13.14	(0.01)	(3.34)	(3.35)	—	—	—	9.79	(25.49)	12,960	1.53	#	(0.24)#	32

SA Multi-Managed Growth Portfolio Class 3
03/31/18	16.44	0.03	1.79	1.82	(0.04)	(1.25)	(1.29)	16.97	11.13	23,755	1.48		0.16	51
03/31/19	16.97	0.05	1.04	1.09	(0.12)	(1.61)	(1.73)	16.33	7.11	21,872	1.50		0.29	55
03/31/20	16.33	(0.03)	(0.63)	(0.66)	(0.07)	(1.69)	(1.76)	13.91	(5.19)	17,440	1.56		(0.19)	97
03/31/21	13.91	(0.11)	9.38	9.27	—	(2.86)	(2.86)	20.32	66.50	23,715	1.52		(0.55)	74
03/31/22	20.32	(0.12)	(2.08)	(2.20)	—	(5.06)	(5.06)	13.06	(15.56)	17,232	1.52		(0.63)	68
09/30/22@	13.06	(0.02)	(3.31)	(3.33)	—	—	—	9.73	(25.50)	12,571	1.63	#	(0.34)#	32

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
#	Annualized
@	Unaudited
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22	09/30/2022#@
SA Multi-Managed Growth Portfolio Class 1.	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Growth Portfolio Class 2.	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Growth Portfolio Class 3.	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22	09/30/2022#@
SA Multi-Managed Growth Portfolio Class 1.	0.00%	0.04%	0.07%	0.07%	0.07%	0.10%
SA Multi-Managed Growth Portfolio Class 2.	0.00	0.04	0.07	0.07	0.07	0.10
SA Multi-Managed Growth Portfolio Class 3.	0.00	0.04	0.07	0.07	0.07	0.10

See Notes to Financial Statements

274

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover

SA Multi-Managed Moderate Growth Portfolio Class 1
03/31/18	$12.53	$0.11	$1.05	$1.16	$(0.13)	$(0.66)	$(0.79)	$12.90	9.25%	$9,450	1.08%		0.84%		54%
03/31/19	12.90	0.13	0.66	0.79	(0.18)	(0.90)	(1.08)	12.61	6.67	9,208	1.08		1.04		53
03/31/20	12.61	0.08	(0.32)	(0.24)	(0.17)	(1.03)	(1.20)	11.17	(2.64)	7,539	1.12		0.66		84
03/31/21	11.17	0.02	5.90	5.92	(0.11)	(1.67)	(1.78)	15.31	52.85	10,509	1.10		0.16		70
03/31/22	15.31	0.02	(1.48)	(1.46)	(0.03)	(3.08)	(3.11)	10.74	(12.79)	8,781	1.09		0.16		60
09/30/22@	10.74	0.03	(2.37)	(2.34)	—	—	—	8.40	(21.79)	6,286	1.16	#	0.63	#	33

SA Multi-Managed Moderate Growth Portfolio Class 2
03/31/18	12.51	0.09	1.05	1.14	(0.11)	(0.66)	(0.77)	12.88	9.10	42,662	1.23		0.69		54
03/31/19	12.88	0.12	0.65	0.77	(0.16)	(0.90)	(1.06)	12.59	6.50	39,368	1.23		0.89		53
03/31/20	12.59	0.06	(0.32)	(0.26)	(0.15)	(1.03)	(1.18)	11.15	(2.81)	33,790	1.27		0.50		84
03/31/21	11.15	0.00	5.89	5.89	(0.09)	(1.67)	(1.76)	15.28	52.66	46,006	1.25		0.02		70
03/31/22	15.28	0.00	(1.47)	(1.47)	(0.01)	(3.08)	(3.09)	10.72	(12.88)	39,047	1.24		0.01		60
09/30/22@	10.72	0.02	(2.37)	(2.35)	—	—	—	8.37	(21.92)	28,685	1.31	#	0.49	#	33

SA Multi-Managed Moderate Growth Portfolio Class 3
03/31/18	12.49	0.08	1.05	1.13	(0.09)	(0.66)	(0.75)	12.87	9.07	35,834	1.33		0.59		54
03/31/19	12.87	0.10	0.65	0.75	(0.14)	(0.90)	(1.04)	12.58	6.37	32,172	1.33		0.78		53
03/31/20	12.58	0.05	(0.33)	(0.28)	(0.13)	(1.03)	(1.16)	11.14	(2.92)	25,456	1.37		0.41		84
03/31/21	11.14	(0.01)	5.87	5.86	(0.07)	(1.67)	(1.74)	15.26	52.46	35,270	1.35		(0.08)		70
03/31/22	15.26	(0.01)	(1.47)	(1.48)	—	(3.08)	(3.08)	10.70	(12.94)	29,444	1.34		(0.09)		60
09/30/22@	10.70	0.02	(2.37)	(2.35)	—	—	—	8.35	(21.96)	21,938	1.41	#	0.39	#	33

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
#	Annualized
@	Unaudited
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22	09/30/2022#@
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22	09/30/2022#@
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.03%	0.05%	0.05%	0.05%	0.08%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.03	0.05	0.05	0.05	0.08
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.03	0.05	0.05	0.05	0.08

See Notes to Financial Statements

275

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Multi-Managed Income/Equity Portfolio Class 1
03/31/18	$10.99	$0.16	$0.58	$0.74	$(0.19)	$(0.35)	$(0.54)	$11.19	6.70%	$8,614	1.08	%(1)	1.40	%(1)	62%
03/31/19	11.19	0.19	0.53	0.72	(0.23)	(0.52)	(0.75)	11.16	6.86	8,087	1.10	(1)(2)	1.71	(1)(2)	51
03/31/20	11.16	0.14	0.22	0.36	(0.24)	(0.51)	(0.75)	10.77	3.13	6,646	1.15	(1)(2)	1.22	(1)(2)	77
03/31/21	10.77	0.07	3.10	3.17	(0.19)	(1.33)	(1.52)	12.42	28.99	7,846	1.15	(2)	0.55	(2)	60
03/31/22	12.42	0.08	(1.31)	(1.23)	(0.09)	(1.86)	(1.95)	9.24	(12.13)	6,075	1.15	(2)	0.64	(2)	47
09/30/22@	9.24	0.05	(1.74)	(1.69)	—	—	—	7.55	(18.29)	4,376	1.22	#(2)	1.31	#(2)	28

SA Multi-Managed Income/Equity Portfolio Class 2
03/31/18	10.97	0.14	0.58	0.72	(0.17)	(0.35)	(0.52)	11.17	6.54	33,123	1.23	(1)	1.25	(1)	62
03/31/19	11.17	0.18	0.52	0.70	(0.21)	(0.52)	(0.73)	11.14	6.69	30,313	1.25	(1)(2)	1.56	(1)(2)	51
03/31/20	11.14	0.12	0.22	0.34	(0.22)	(0.51)	(0.73)	10.75	2.96	25,142	1.30	(1)(2)	1.07	(1)(2)	77
03/31/21	10.75	0.05	3.10	3.15	(0.17)	(1.33)	(1.50)	12.40	28.85	31,277	1.30	(2)	0.40	(2)	60
03/31/22	12.40	0.06	(1.30)	(1.24)	(0.07)	(1.86)	(1.93)	9.23	(12.21)	25,089	1.30	(2)	0.49	(2)	47
09/30/22@	9.23	0.05	(1.75)	(1.70)	—	—	—	7.53	(18.42)	18,802	1.37	#(2)	1.17	#(2)	28

SA Multi-Managed Income/Equity Portfolio Class 3
03/31/18	10.97	0.13	0.59	0.72	(0.16)	(0.35)	(0.51)	11.18	6.50	18,900	1.33	(1)	1.15	(1)	62
03/31/19	11.18	0.16	0.53	0.69	(0.20)	(0.52)	(0.72)	11.15	6.55	17,028	1.35	(1)(2)	1.46	(1)(2)	51
03/31/20	11.15	0.11	0.22	0.33	(0.21)	(0.51)	(0.72)	10.76	2.86	15,171	1.40	(1)(2)	0.97	(1)(2)	77
03/31/21	10.76	0.04	3.09	3.13	(0.15)	(1.33)	(1.48)	12.41	28.70	18,292	1.40	(2)	0.30	(2)	60
03/31/22	12.41	0.05	(1.31)	(1.26)	(0.06)	(1.86)	(1.92)	9.23	(12.36)	15,867	1.40	(2)	0.39	(2)	47
09/30/22@	9.23	0.04	(1.73)	(1.69)	—	—	—	7.54	(18.31)	12,068	1.47	#(2)	1.07	#(2)	28

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
#	Annualized
@	Unaudited
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20
SA Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%
SA Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00
SA Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/19	03/31/20	03/31/21	03/31/22	09/30/2022#@
Multi-Managed Income/Equity Portfolio Class 1	0.03%	0.04%	0.04%	0.04%	0.06%
Multi-Managed Income/Equity Portfolio Class 2	0.03	0.04	0.04	0.04	0.06
Multi-Managed Income/Equity Portfolio Class 3	0.03	0.04	0.04	0.04	0.06

See Notes to Financial Statements

276

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Multi-Managed Income Portfolio Class 1
03/31/18	$11.04	$0.20	$0.25	$0.45	$(0.22)	$(0.22)	$(0.44)	$11.05	4.08%	$5,538	1.09	%(1)	1.74	%(1)	62%
03/31/19	11.05	0.23	0.33	0.56	(0.25)	(0.30)	(0.55)	11.06	5.39	5,122	1.14	(1)(2)	2.07	(1)(2)	49
03/31/20	11.06	0.19	0.32	0.51	(0.31)	(0.25)	(0.56)	11.01	4.50	4,271	1.22	(1)(2)	1.67	(1)(2)	63
03/31/21	11.01	0.11	1.78	1.89	(0.23)	(0.85)	(1.08)	11.82	16.94	5,027	1.24	(2)	0.90	(2)	48
03/31/22	11.82	0.12	(1.05)	(0.93)	(0.11)	(1.08)	(1.19)	9.70	(8.97)	3,820	1.23	(2)	1.02	(2)	41
09/30/22@	9.70	0.08	(1.50)	(1.42)	—	—	—	8.28	(14.64)	2,994	1.30	#(2)	1.74	#(2)	27

SA Multi-Managed Income Portfolio Class 2
03/31/18	11.03	0.18	0.25	0.43	(0.20)	(0.22)	(0.42)	11.04	3.92	27,062	1.24	(1)	1.59	(1)	62
03/31/19	11.04	0.21	0.33	0.54	(0.23)	(0.30)	(0.53)	11.05	5.22	24,779	1.29	(1)(2)	1.92	(1)(2)	49
03/31/20	11.05	0.17	0.32	0.49	(0.29)	(0.25)	(0.54)	11.00	4.33	21,120	1.37	(1)(2)	1.52	(1)(2)	63
03/31/21	11.00	0.09	1.78	1.87	(0.21)	(0.85)	(1.06)	11.81	16.79	25,124	1.39	(2)	0.74	(2)	48
03/31/22	11.81	0.10	(1.05)	(0.95)	(0.09)	(1.08)	(1.17)	9.69	(9.12)	21,200	1.38	(2)	0.87	(2)	41
09/30/22@	9.69	0.07	(1.49)	(1.42)	—	—	—	8.27	(14.65)	16,563	1.45	#(2)	1.59	#(2)	27

SA Multi-Managed Income Portfolio Class 3
03/31/18	11.03	0.17	0.25	0.42	(0.19)	(0.22)	(0.41)	11.04	3.81	16,906	1.34	(1)	1.49	(1)	62
03/31/19	11.04	0.20	0.33	0.53	(0.22)	(0.30)	(0.52)	11.05	5.10	15,206	1.39	(1)(2)	1.82	(1)(2)	49
03/31/20	11.05	0.16	0.31	0.47	(0.27)	(0.25)	(0.52)	11.00	4.21	12,143	1.47	(1)(2)	1.41	(1)(2)	63
03/31/21	11.00	0.08	1.78	1.86	(0.20)	(0.85)	(1.05)	11.81	16.66	14,519	1.49	(2)	0.65	(2)	48
03/31/22	11.81	0.09	(1.05)	(0.96)	(0.08)	(1.08)	(1.16)	9.69	(9.21)	12,027	1.48	(2)	0.77	(2)	41
09/30/22@	9.69	0.07	(1.49)	(1.42)	—	—	—	8.27	(14.65)	9,194	1.55	#(2)	1.49	#(2)	27

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
#	Annualized
@	Unaudited
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20
SA Multi-Managed Income Portfolio Class 1.	0.00%	0.00%	0.00%
SA Multi-Managed Income Portfolio Class 2.	0.00	0.00	0.00
SA Multi-Managed Income Portfolio Class 3.	0.00	0.00	0.00
(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/19	03/31/20	03/31/21	03/31/22	09/30/2022#@
Multi-Managed Income Portfolio Class 1	0.02%	0.03%	0.03%	0.03%	0.06%
Multi-Managed Income Portfolio Class 2	0.02	0.03	0.03	0.03	0.06
Multi-Managed Income Portfolio Class 3	0.02	0.03	0.03	0.03	0.06

See Notes to Financial Statements

277

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover

SA Putnam Asset Allocation Diversified Growth Portfolio Class 1
03/31/18	$11.85	$0.19	$1.29	$1.48	$(0.21)	$(0.97)	$(1.18)	$12.15	12.43%	$15,727	0.96	%(1)	1.49	%(1)	69%
03/31/19	12.15	0.18	0.08	0.26	(0.25)	(0.44)	(0.69)	11.72	2.43 (3)	14,836	0.93	(1)	1.47	(1)	101
03/31/20	11.72	0.20	(1.39)	(1.19)	(0.17)	(0.41)	(0.58)	9.95	(10.95)	12,257	0.91	(1)	1.68	(1)	66
03/31/21	9.95	0.16	4.41	4.57	(0.18)	—	(0.18)	14.34	45.93	16,639	0.86		1.29		77
03/31/22	14.34	0.15	0.88	1.03	(0.22)	(1.00)	(1.22)	14.15	6.77	13,475	0.85		1.00		102
09/30/22@	14.15	0.10	(2.63)	(2.53)	—	—	—	11.62	(17.88)	9,835	0.91	#	1.57	#	28

SA Putnam Asset Allocation Diversified Growth Portfolio Class 2
03/31/18	11.85	0.17	1.29	1.46	(0.19)	(0.97)	(1.16)	12.15	12.25	55,477	1.11	(1)	1.33	(1)	69
03/31/19	12.15	0.16	0.08	0.24	(0.23)	(0.44)	(0.67)	11.72	2.26 (3)	50,708	1.08	(1)	1.32	(1)	101
03/31/20	11.72	0.18	(1.39)	(1.21)	(0.15)	(0.41)	(0.56)	9.95	(11.09)	42,497	1.06	(1)	1.54	(1)	66
03/31/21	9.95	0.14	4.41	4.55	(0.16)	—	(0.16)	14.34	45.75	56,213	1.01		1.14		77
03/31/22	14.34	0.13	0.88	1.01	(0.20)	(1.00)	(1.20)	14.15	6.62	46,756	1.00		0.85		102
09/30/22@	14.15	0.09	(2.63)	(2.54)	—	—	—	11.61	(17.95)	34,688	1.06	#	1.42	#	28

SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
03/31/18	11.83	0.15	1.28	1.43	(0.18)	(0.97)	(1.15)	12.11	12.07	77,570	1.21	(1)	1.24	(1)	69
03/31/19	12.11	0.15	0.09	0.24	(0.22)	(0.44)	(0.66)	11.69	2.25 (3)	100,587	1.18	(1)	1.23	(1)	101
03/31/20	11.69	0.17	(1.39)	(1.22)	(0.14)	(0.41)	(0.55)	9.92	(11.16)	97,057	1.16	(1)	1.42	(1)	66
03/31/21	9.92	0.13	4.39	4.52	(0.15)	—	(0.15)	14.29	45.59	139,730	1.11		1.04		77
03/31/22	14.29	0.11	0.87	0.98	(0.19)	(1.00)	(1.19)	14.08	6.44	151,309	1.10		0.75		102
09/30/22@	14.08	0.08	(2.61)	(2.53)	—	—	—	11.55	(17.97)	123,379	1.16	#	1.31	#	28

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
#	Annualized
@	Unaudited
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.00%	0.00%	0.00%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.00	0.00	0.00
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.00	0.00	0.00
(2)	Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22	09/30/2022#@
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.10%	0.12%	0.15%	0.15%	0.15%	0.15%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.10	0.12	0.15	0.15	0.15	0.15
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.10	0.12	0.15	0.15	0.15	0.15

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

278

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA T. Rowe Price Growth Stock Portfolio Class 1
03/31/18	$24.79	$0.01	$5.93	$5.94	$—	$(3.42)	$(3.42)	$27.31	24.49%	$333,144	0.87	%(1)	0.02	%(1)	50%
03/31/19	27.31	0.01	2.29	2.30	—	(6.91)	(6.91)	22.70	10.40	328,479	0.88		0.03		30
03/31/20	22.70	(0.04)	(0.71)	(0.75)	—	(2.04)	(2.04)	19.91	(4.34)	301,339	0.89		(0.17)		44
03/31/21	19.91	(0.13)	12.91	12.78	(0.01)	(2.96)	(2.97)	29.72	64.68	364,073	0.87		(0.46)		32
03/31/22	29.72	(0.17)	0.87	0.70	—	(6.53)	(6.53)	23.89	(1.67)	348,810	0.87		(0.58)		30
09/30/22@	23.89	(0.05)	(6.70)	(6.75)	—	—	—	17.14	(28.25)	228,890	0.89	#	(0.46	)#	10

SA T. Rowe Price Growth Stock Portfolio Class 2
03/31/18	24.23	(0.04)	5.80	5.76	—	(3.42)	(3.42)	26.57	24.31	43,404	1.02	(1)	(0.13	)(1)	50
03/31/19	26.57	(0.03)	2.21	2.18	—	(6.91)	(6.91)	21.84	10.23	40,322	1.03		(0.12)		30
03/31/20	21.84	(0.07)	(0.67)	(0.74)	—	(2.04)	(2.04)	19.06	(4.47)	34,893	1.04		(0.32)		44
03/31/21	19.06	(0.16)	12.34	12.18	—	(2.96)	(2.96)	28.28	64.42	44,393	1.02		(0.61)		32
03/31/22	28.28	(0.21)	0.90	0.69	—	(6.53)	(6.53)	22.44	(1.80)	37,603	1.02		(0.73)		30
09/30/22@	22.44	(0.06)	(6.30)	(6.36)	—	—	—	16.08	(28.34)	27,169	1.04	#	(0.61	)#	10

SA T. Rowe Price Growth Stock Portfolio Class 3
03/31/18	23.90	(0.06)	5.71	5.65	—	(3.42)	(3.42)	26.13	24.18	35,916	1.12	(1)	(0.23	)(1)	50
03/31/19	26.13	(0.06)	2.16	2.10	—	(6.91)	(6.91)	21.32	10.08	32,944	1.13		(0.22)		30
03/31/20	21.32	(0.09)	(0.64)	(0.73)	—	(2.04)	(2.04)	18.55	(4.53)	27,780	1.14		(0.42)		44
03/31/21	18.55	(0.18)	11.99	11.81	—	(2.96)	(2.96)	27.40	64.18	35,574	1.12		(0.71)		32
03/31/22	27.40	(0.23)	0.91	0.68	—	(6.53)	(6.53)	21.55	(1.90)	28,813	1.12		(0.83)		30
09/30/22@	21.55	(0.06)	(6.05)	(6.11)	—	—	—	15.44	(28.35)	20,796	1.14	#	(0.71	)#	10

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
#	Annualized
@	Unaudited
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/18
SA T. Rowe Price Growth Stock Portfolio Class 1	0.00%
SA T. Rowe Price Growth Stock Portfolio Class 2	0.00
SA T. Rowe Price Growth Stock Portfolio Class 3	0.00

See Notes to Financial Statements

279

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Multi-Managed Large Cap Growth Portfolio Class 1
03/31/18	$13.69	$0.07	$2.54	$2.61	$(0.08)	$(0.90)	$(0.98)	$15.32	19.23%	$458,603	0.81	%(1)	0.49	%(1)	36%
03/31/19	15.32	0.07	1.52	1.59	(0.10)	(2.45)	(2.55)	14.36	11.68	445,895	0.77	(1)(2)	0.44	(1)(2)	45
03/31/20	14.36	0.03	(0.18)	(0.15)	(0.07)	(1.88)	(1.95)	12.26	(2.43)	388,579	0.76	(1)(2)	0.23	(1)(2)	69
03/31/21	12.26	(0.02)	8.73	8.71	(0.04)	(2.47)	(2.51)	18.46	71.02	450,154	0.73	(2)	(0.13	)(2)	45
03/31/22	18.46	(0.05)	0.93	0.88	—	(5.08)	(5.08)	14.26	0.39	450,952	0.73	(2)	(0.29	)(2)	42
09/30/22@	14.26	(0.01)	(3.93)	(3.94)	—	—	—	10.32	(27.63)	301,748	0.76	#(2)	(0.10	)#(2)	15

SA Multi-Managed Large Cap Growth Portfolio Class 2
03/31/18	13.44	0.05	2.49	2.54	(0.06)	(0.90)	(0.96)	15.02	19.07	34,895	0.96	(1)	0.34	(1)	36
03/31/19	15.02	0.04	1.49	1.53	(0.07)	(2.45)	(2.52)	14.03	11.52	31,938	0.92	(1)(2)	0.28	(1)(2)	45
03/31/20	14.03	0.01	(0.18)	(0.17)	(0.05)	(1.88)	(1.93)	11.93	(2.65)	25,851	0.91	(1)(2)	0.08	(1)(2)	69
03/31/21	11.93	(0.05)	8.51	8.46	(0.02)	(2.47)	(2.49)	17.90	70.84	38,448	0.88	(2)	(0.28	)(2)	45
03/31/22	17.90	(0.08)	0.93	0.85	—	(5.08)	(5.08)	13.67	0.23	33,225	0.88	(2)	(0.44	)(2)	42
09/30/22@	13.67	(0.01)	(3.77)	(3.78)	—	—	—	9.89	(27.65)	22,762	0.91	#(2)	(0.25	)#(2)	15

SA Multi-Managed Large Cap Growth Portfolio Class 3
03/31/18	13.31	0.04	2.46	2.50	(0.04)	(0.90)	(0.94)	14.87	18.96	18,417	1.06	(1)	0.24	(1)	36
03/31/19	14.87	0.03	1.47	1.50	(0.06)	(2.45)	(2.51)	13.86	11.38	17,679	1.02	(1)(2)	0.19	(1)(2)	45
03/31/20	13.86	(0.00)	(0.18)	(0.18)	(0.03)	(1.88)	(1.91)	11.77	(2.73)	13,717	1.01	(1)(2)	(0.02	)(1)(2)	69
03/31/21	11.77	(0.07)	8.39	8.32	—	(2.47)	(2.47)	17.62	70.65	20,395	0.98	(2)	(0.38	)(2)	45
03/31/22	17.62	(0.10)	0.93	0.83	—	(5.08)	(5.08)	13.37	0.09	18,008	0.98	(2)	(0.54	)(2)	42
09/30/22@	13.37	(0.02)	(3.68)	(3.70)	—	—	—	9.67	(27.67)	12,821	1.01	#(2)	(0.35	)#(2)	15

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
#	Annualized
@	Unaudited
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.00	0.00	0.00
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.00	0.00	0.00

(2)	Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	03/31/21	03/31/22	09/30/2022#@
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.05%	0.07%	0.08%	0.08%	0.07%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.05	0.07	0.08	0.08	0.07
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.05	0.07	0.08	0.08	0.07

See Notes to Financial Statements

280

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover

SA Multi-Managed Large Cap Value Portfolio Class 1
03/31/18	$17.30	$0.32	$0.92	$1.24	$(0.40)	$(1.42)	$(1.82)	$16.72	6.97%	$825,844	0.78%		1.79%	34%
03/31/19	16.72	0.31	0.30	0.61	(0.34)	(2.01)	(2.35)	14.98	4.25	702,244	0.79		1.92	36
03/31/20	14.98	0.28	(2.16)	(1.88)	(0.40)	(0.90)	(1.30)	11.80	(14.52)	556,173	0.80		1.80	62
03/31/21	11.80	0.28	5.56	5.84	(0.26)	(0.85)	(1.11)	16.53	50.22	763,236	0.79		1.94	45
03/31/22	16.53	0.24	1.88	2.12	(0.31)	(0.99)	(1.30)	17.35	13.16	739,720	0.78		1.36	40
09/30/22@	17.35	0.13	(2.75)	(2.62)	—	—	—	14.73	(15.10)	563,347	0.80	#	1.63 #	14

SA Multi-Managed Large Cap Value Portfolio Class 2
03/31/18	17.29	0.29	0.92	1.21	(0.38)	(1.42)	(1.80)	16.70	6.77	27,174	0.93		1.63	34
03/31/19	16.70	0.29	0.29	0.58	(0.31)	(2.01)	(2.32)	14.96	4.06	24,198	0.94		1.78	36
03/31/20	14.96	0.25	(2.15)	(1.90)	(0.37)	(0.90)	(1.27)	11.79	(14.61)	17,581	0.95		1.64	62
03/31/21	11.79	0.26	5.55	5.81	(0.24)	(0.85)	(1.09)	16.51	49.95	24,509	0.94		1.79	45
03/31/22	16.51	0.21	1.89	2.10	(0.29)	(0.99)	(1.28)	17.33	13.02	23,698	0.93		1.21	40
09/30/22@	17.33	0.12	(2.75)	(2.63)	—	—	—	14.70	(15.18)	18,627	0.95	#	1.48 #	14

SA Multi-Managed Large Cap Value Portfolio Class 3
03/31/18	17.28	0.27	0.92	1.19	(0.35)	(1.42)	(1.77)	16.70	6.70	14,784	1.03		1.53	34
03/31/19	16.70	0.27	0.29	0.56	(0.29)	(2.01)	(2.30)	14.96	3.94	13,131	1.04		1.68	36
03/31/20	14.96	0.24	(2.16)	(1.92)	(0.35)	(0.90)	(1.25)	11.79	(14.71)	9,330	1.05		1.54	62
03/31/21	11.79	0.24	5.55	5.79	(0.22)	(0.85)	(1.07)	16.51	49.77	11,866	1.04		1.69	45
03/31/22	16.51	0.19	1.89	2.08	(0.27)	(0.99)	(1.26)	17.33	12.90	11,283	1.03		1.11	40
09/30/22@	17.33	0.11	(2.74)	(2.63)	—	—	—	14.70	(15.18)	8,864	1.05	#	1.38 #	14

SA Multi-Managed Mid Cap Growth Portfolio Class 1
03/31/18	17.09	(0.01)	3.55	3.54	—	(1.65)	(1.65)	18.98	21.07	191,355	0.93		(0.03)	45
03/31/19	18.98	(0.01)	2.20	2.19	—	(2.19)	(2.19)	18.98	12.89	187,604	0.94		(0.07)	37
03/31/20	18.98	(0.04)	(1.42)	(1.46)	—	(2.07)	(2.07)	15.45	(9.65)	153,668	0.95		(0.19)	47
03/31/21	15.45	(0.13)	12.47	12.34	—	(2.84)	(2.84)	24.95	79.25	199,683	0.94		(0.56)	65
03/31/22	24.95	(0.13)	(0.16)	(0.29)	—	(7.65)	(7.65)	17.01	(5.65)	167,780	0.94		(0.56)	60
09/30/22@	17.01	(0.02)	(3.89)	(3.91)	—	—	—	13.10	(22.99)	118,878	0.96	#	(0.22)#	25

SA Multi-Managed Mid Cap Growth Portfolio Class 2
03/31/18	16.43	(0.03)	3.41	3.38	—	(1.65)	(1.65)	18.16	20.94	23,377	1.08		(0.18)	45
03/31/19	18.16	(0.04)	2.09	2.05	—	(2.19)	(2.19)	18.02	12.69	22,407	1.09		(0.22)	37
03/31/20	18.02	(0.06)	(1.32)	(1.38)	—	(2.07)	(2.07)	14.57	(9.72)	17,335	1.10		(0.34)	47
03/31/21	14.57	(0.15)	11.74	11.59	—	(2.84)	(2.84)	23.32	78.88	26,864	1.09		(0.71)	65
03/31/22	23.32	(0.15)	(0.07)	(0.22)	—	(7.65)	(7.65)	15.45	(5.76)	22,730	1.09		(0.71)	60
09/30/22@	15.45	(0.02)	(3.55)	(3.57)	—	—	—	11.88	(23.11)	16,671	1.11	#	(0.37)#	25

SA Multi-Managed Mid Cap Growth Portfolio Class 3
03/31/18	16.07	(0.05)	3.33	3.28	—	(1.65)	(1.65)	17.70	20.79	15,193	1.18		(0.28)	45
03/31/19	17.70	(0.06)	2.04	1.98	—	(2.19)	(2.19)	17.49	12.62	14,806	1.19		(0.32)	37
03/31/20	17.49	(0.08)	(1.27)	(1.35)	—	(2.07)	(2.07)	14.07	(9.84)	10,933	1.20		(0.44)	47
03/31/21	14.07	(0.17)	11.34	11.17	—	(2.84)	(2.84)	22.40	78.69	16,308	1.19		(0.81)	65
03/31/22	22.40	(0.17)	(0.02)	(0.19)	—	(7.65)	(7.65)	14.56	(5.88)	13,772	1.19		(0.81)	60
09/30/22@	14.56	(0.03)	(3.33)	(3.36)	—	—	—	11.20	(23.08)	10,422	1.21	#	(0.47)#	25

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
#	Annualized
@	Unaudited
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22	09/30/22#@
SA Multi-Managed Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

281

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Multi-Managed Mid Cap Value Portfolio Class 1
03/31/18	$18.09	$0.15	$1.11	$1.26	$(0.24)	$(2.32)	$(2.56)	$16.79	6.82%	$211,203	0.93	%(1)	0.85	%(1)	30%
03/31/19	16.79	0.18	0.04	0.22	(0.16)	(1.15)	(1.31)	15.70	1.65	195,861	0.94		1.08		29
03/31/20	15.70	0.20	(3.54)	(3.34)	(0.22)	(0.88)	(1.10)	11.26	(23.20)	144,314	0.96		1.25		36
03/31/21	11.26	0.14	8.04	8.18	(0.19)	(0.57)	(0.76)	18.68	73.16	220,104	0.95		0.92		29
03/31/22	18.68	0.13	2.10	2.23	(0.19)	(0.92)	(1.11)	19.80	12.04	205,935	0.95		0.67		29
09/30/22@	19.80	0.11	(3.77)	(3.66)	—	—	—	16.14	(18.48)	157,618	0.95	#	1.16	#	18

SA Multi-Managed Mid Cap Value Portfolio Class 2
03/31/18	18.05	0.13	1.09	1.22	(0.21)	(2.32)	(2.53)	16.74	6.63	25,021	1.08	(1)	0.70	(1)	30
03/31/19	16.74	0.15	0.04	0.19	(0.13)	(1.15)	(1.28)	15.65	1.47	22,284	1.09		0.93		29
03/31/20	15.65	0.17	(3.53)	(3.36)	(0.19)	(0.88)	(1.07)	11.22	(23.34)	14,917	1.11		1.09		36
03/31/21	11.22	0.12	8.02	8.14	(0.17)	(0.57)	(0.74)	18.62	73.00	23,122	1.10		0.77		29
03/31/22	18.62	0.10	2.10	2.20	(0.17)	(0.92)	(1.09)	19.73	11.89	22,040	1.10		0.51		29
09/30/22@	19.73	0.09	(3.75)	(3.66)	—	—	—	16.07	(18.55)	16,850	1.10	#	1.01	#	18

SA Multi-Managed Mid Cap Value Portfolio Class 3
03/31/18	18.01	0.11	1.09	1.20	(0.19)	(2.32)	(2.51)	16.70	6.53	16,337	1.18	(1)	0.60	(1)	30
03/31/19	16.70	0.14	0.04	0.18	(0.11)	(1.15)	(1.26)	15.62	1.40	14,219	1.19		0.82		29
03/31/20	15.62	0.16	(3.52)	(3.36)	(0.18)	(0.88)	(1.06)	11.20	(23.41)	9,654	1.21		0.99		36
03/31/21	11.20	0.10	8.01	8.11	(0.15)	(0.57)	(0.72)	18.59	72.87	14,260	1.20		0.67		29
03/31/22	18.59	0.08	2.08	2.16	(0.15)	(0.92)	(1.07)	19.68	11.69	13,418	1.20		0.41		29
09/30/22@	19.68	0.08	(3.73)	(3.65)	—	—	—	16.03	(18.55)	9,951	1.20	#	0.91	#	18

SA Multi-Managed Small Cap Portfolio Class 1
03/31/18	14.08	0.03	1.55	1.58	(0.06)	(1.32)	(1.38)	14.28	11.30	255,293	0.91	(1)(2)	0.19	(1)(2)	30
03/31/19	14.28	0.03	(0.16)	(0.13)	(0.03)	(1.06)	(1.09)	13.06	(0.67)	236,342	0.92	(1)(2)	0.19	(1)(2)	41
03/31/20	13.06	0.03	(2.95)	(2.92)	(0.03)	(1.11)	(1.14)	9.00	(24.88)	143,176	0.96	(1)	0.24	(1)	65
03/31/21	9.00	0.03	8.04	8.07	(0.04)	(1.77)	(1.81)	15.26	91.05	230,594	0.95	(1)	0.26	(1)	55
03/31/22	15.26	0.02	0.13	0.15	(0.03)	(1.84)	(1.87)	13.54	0.33	205,586	0.94	(1)	0.15	(1)	50
09/30/22@	13.54	0.03	(2.58)	(2.55)	—	—	—	10.99	(18.83)	155,690	0.95	#(1)	0.46	#(1)	19

SA Multi-Managed Small Cap Portfolio Class 2
03/31/18	13.75	0.01	1.51	1.52	(0.04)	(1.32)	(1.36)	13.91	11.13	17,739	1.06	(1)(2)	0.04	(1)(2)	30
03/31/19	13.91	0.01	(0.17)	(0.16)	(0.00)	(1.06)	(1.06)	12.69	(0.88)	15,415	1.07	(1)(2)	0.03	(1)(2)	41
03/31/20	12.69	0.01	(2.85)	(2.84)	(0.01)	(1.11)	(1.12)	8.73	(24.95)	10,273	1.11	(1)	0.10	(1)	65
03/31/21	8.73	0.01	7.79	7.80	(0.02)	(1.77)	(1.79)	14.74	90.75	17,618	1.10	(1)	0.11	(1)	55
03/31/22	14.74	0.00	0.12	0.12	(0.01)	(1.84)	(1.85)	13.01	0.14	15,175	1.09	(1)	0.00	(1)	50
09/30/22@	13.01	0.02	(2.48)	(2.46)	—	—	—	10.55	(18.91)	11,403	1.10	#(1)	0.31	#(1)	19

SA Multi-Managed Small Cap Portfolio Class 3
03/31/18	13.55	(0.01)	1.49	1.48	(0.02)	(1.32)	(1.34)	13.69	11.03	12,309	1.16	(1)(2)	(0.06	)(1)(2)	30
03/31/19	13.69	(0.01)	(0.15)	(0.16)	—	(1.06)	(1.06)	12.47	(0.92)	10,647	1.17	(1)(2)	(0.07	)(1)(2)	41
03/31/20	12.47	0.00	(2.80)	(2.80)	—	(1.11)	(1.11)	8.56	(25.05)	6,905	1.21	(1)	(0.01	)(1)	65
03/31/21	8.56	0.00	7.62	7.62	(0.00)	(1.77)	(1.77)	14.41	90.49	11,334	1.20	(1)	0.01	(1)	55
03/31/22	14.41	(0.01)	0.12	0.11	—	(1.84)	(1.84)	12.68	0.06	9,747	1.19	(1)	(0.10	)(1)	50
09/30/22@	12.68	0.01	(2.41)	(2.40)	—	—	—	10.28	(18.93)	7,613	1.20	#(1)	0.21	#(1)	19

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
#	Annualized
@	Unaudited
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22	09/30/22#@
SA Multi-Managed Mid Cap Value Class 1	0.00%	—%	—%	—%	—%	—%
SA Multi-Managed Mid Cap Value Class 2	0.00	—	—	—	—	—
SA Multi-Managed Mid Cap Value Class 3	0.00	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19
SA Multi-Managed Small Cap Portfolio Class 1	0.00%	0.00%
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00

See Notes to Financial Statements

282

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Multi-Managed International Equity Portfolio Class 1
03/31/18	$8.50	$0.16	$1.23	$1.39	$(0.20)	$—	$(0.20)	$9.69	16.37	%(2)	$577,544	0.95	%(1)	1.72	%(1)	20%
03/31/19	9.69	0.21	(0.66)	(0.45)	(0.26)	—	(0.26)	8.98	(4.44)		410,320	0.99	(1)	2.27	(1)	22
03/31/20	8.98	0.17	(1.23)	(1.06)	(0.30)	(0.78)	(1.08)	6.84	(14.19)		265,249	1.04	(1)	1.88	(1)	20
03/31/21	6.84	0.11	3.29	3.40	(0.16)	(0.14)	(0.30)	9.94	49.70		354,716	0.97	(1)	1.27	(1)	22
03/31/22	9.94	0.16	(0.20)	(0.04)	(0.15)	(0.51)	(0.66)	9.24	(0.84)		332,409	1.00	(1)	1.55	(1)	18
09/30/22@	9.24	0.12	(2.30)	(2.18)	—	—	—	7.06	(23.59)		240,600	1.00	#(1)	2.86	#(1)	7

SA Multi-Managed International Equity Portfolio Class 2
03/31/18	8.51	0.15	1.24	1.39	(0.19)	—	(0.19)	9.71	16.33	(2)	21,848	1.10	(1)	1.54	(1)	20
03/31/19	9.71	0.19	(0.66)	(0.47)	(0.24)	—	(0.24)	9.00	(4.61)		17,959	1.14	(1)	2.07	(1)	22
03/31/20	9.00	0.14	(1.22)	(1.08)	(0.28)	(0.78)	(1.06)	6.86	(14.30)		13,398	1.19	(1)	1.61	(1)	20
03/31/21	6.86	0.10	3.29	3.39	(0.14)	(0.14)	(0.28)	9.97	49.49		19,379	1.12	(1)	1.15	(1)	22
03/31/22	9.97	0.14	(0.20)	(0.06)	(0.14)	(0.51)	(0.65)	9.26	(1.08)		16,909	1.15	(1)	1.41	(1)	18
09/30/22@	9.26	0.11	(2.29)	(2.18)	—	—	—	7.08	(23.54)		11,896	1.15	#(1)	2.70	#(1)	7

SA Multi-Managed International Equity Portfolio Class 3
03/31/18	8.48	0.14	1.23	1.37	(0.18)	—	(0.18)	9.67	16.12	(2)	16,719	1.20	(1)	1.46	(1)	20
03/31/19	9.67	0.18	(0.65)	(0.47)	(0.23)	—	(0.23)	8.97	(4.66)		13,689	1.24	(1)	1.96	(1)	22
03/31/20	8.97	0.14	(1.22)	(1.08)	(0.27)	(0.78)	(1.05)	6.84	(14.34)		10,100	1.29	(1)	1.53	(1)	20
03/31/21	6.84	0.09	3.28	3.37	(0.13)	(0.14)	(0.27)	9.94	49.35		13,369	1.22	(1)	1.04	(1)	22
03/31/22	9.94	0.13	(0.20)	(0.07)	(0.13)	(0.51)	(0.64)	9.23	(1.18)		11,304	1.25	(1)	1.31	(1)	18
09/30/22@	9.23	0.11	(2.29)	(2.18)	—	—	—	7.05	(23.62)		8,253	1.25	#(1)	2.61	#(1)	7

SA Multi-Managed Diversified Fixed Income Portfolio Class 1
03/31/18	11.66	0.27	(0.11)	0.16	(0.27)	(0.02)	(0.29)	11.53	1.38		1,023,385	0.68		2.29		63
03/31/19	11.53	0.31	0.13	0.44	(0.31)	(0.03)	(0.34)	11.63	4.03		928,761	0.68		2.68		38
03/31/20	11.63	0.30	0.44	0.74	(0.38)	—	(0.38)	11.99	6.36		866,019	0.69		2.49		45
03/31/21	11.99	0.23	0.24	0.47	(0.33)	(0.26)	(0.59)	11.87	3.81		948,017	0.68		1.88		41
03/31/22	11.87	0.20	(0.72)	(0.52)	(0.21)	(0.28)	(0.49)	10.86	(4.61)		870,018	0.68		1.68		39
09/30/22@	10.86	0.09	(1.18)	(1.09)	—	—	—	9.77	(10.04)		743,431	0.69	#	1.82	#	21

SA Multi-Managed Diversified Fixed Income Portfolio Class 2
03/31/18	11.65	0.25	(0.12)	0.13	(0.25)	(0.02)	(0.27)	11.51	1.14		24,193	0.83		2.14		63
03/31/19	11.51	0.29	0.14	0.43	(0.29)	(0.03)	(0.32)	11.62	3.91		19,873	0.83		2.53		38
03/31/20	11.62	0.28	0.45	0.73	(0.36)	—	(0.36)	11.99	6.27		19,442	0.84		2.34		45
03/31/21	11.99	0.22	0.22	0.44	(0.31)	(0.26)	(0.57)	11.86	3.58		20,138	0.84		1.73		41
03/31/22	11.86	0.18	(0.72)	(0.54)	(0.19)	(0.28)	(0.47)	10.85	(4.78)		17,263	0.83		1.53		39
09/30/22@	10.85	0.09	(1.18)	(1.09)	—	—	—	9.76	(10.05)		14,451	0.84	#	1.67	#	21

SA Multi-Managed Diversified Fixed Income Portfolio Class 3
03/31/18	11.58	0.24	(0.12)	0.12	(0.23)	(0.02)	(0.25)	11.45	1.07		14,967	0.93		2.04		63
03/31/19	11.45	0.28	0.14	0.42	(0.28)	(0.03)	(0.31)	11.56	3.82		12,712	0.93		2.43		38
03/31/20	11.56	0.27	0.44	0.71	(0.34)	—	(0.34)	11.93	6.18		11,770	0.94		2.24		45
03/31/21	11.93	0.20	0.23	0.43	(0.30)	(0.26)	(0.56)	11.80	3.48		11,089	0.94		1.64		41
03/31/22	11.80	0.17	(0.72)	(0.55)	(0.17)	(0.28)	(0.45)	10.80	(4.83)		9,188	0.93		1.43		39
09/30/22@	10.80	0.08	(1.18)	(1.10)	—	—	—	9.70	(10.19)		7,288	0.94	#	1.56	#	21

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
#	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22	09/30/22#@
SA Multi-Managed International Equity Portfolio Class 1	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
SA Multi-Managed International Equity Portfolio Class 2	0.04	0.04	0.04	0.04	0.04	0.04
SA Multi-Managed International Equity Portfolio Class 3	0.04	0.04	0.04	0.04	0.04	0.04

(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

283

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA American Century Inflation Protection Portfolio Class 1
03/31/18	$9.74	$0.09	$0.05	$0.14	$(0.24)	$—	$(0.24)	$9.64	1.42%	$364,977	0.58%		0.96%		23%
03/31/19	9.64	0.12	0.10	0.22	(0.36)	—	(0.36)	9.50	2.40	337,714	0.60		1.24		22
03/31/20	9.50	0.21	0.02	0.23	(0.04)	—	(0.04)	9.69	2.40	259,205	0.59		2.09		31
03/31/21	9.69	0.04	0.71	0.75	(0.29)	(0.08)	(0.37)	10.07	7.71	252,182	0.59		0.42		43
03/31/22	10.07	0.36	0.08	0.44	—	(0.25)	(0.25)	10.26	4.37	278,308	0.59		3.51		109
09/30/22@	10.26	0.32	(1.56)	(1.24)	—	—	—	9.02	(12.09)	239,061	0.59	#	6.44	#	31

SA American Century Inflation Protection Portfolio Class 3
03/31/18	9.66	0.07	0.04	0.11	(0.21)	—	(0.21)	9.56	1.18	412,469	0.83		0.72		23
03/31/19	9.56	0.10	0.10	0.20	(0.32)	—	(0.32)	9.44	2.17	387,047	0.85		1.02		22
03/31/20	9.44	0.17	0.03	0.20	(0.03)	—	(0.03)	9.61	2.14	335,450	0.84		1.74		31
03/31/21	9.61	0.02	0.71	0.73	(0.27)	(0.08)	(0.35)	9.99	7.51	407,229	0.84		0.18		43
03/31/22	9.99	0.33	0.07	0.40	—	(0.25)	(0.25)	10.14	4.00	431,710	0.84		3.23		109
09/30/22@	10.14	0.30	(1.53)	(1.23)	—	—	—	8.91	(12.13)	372,506	0.84	#	6.19	#	31

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
#	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22	09/30/22#@
SA American Century Inflation Protection Portfolio Class 1	0.05%	0.05%	0.05%	0.05%	0.05%	0.06%
SA American Century Inflation Protection Portfolio Class 3	0.05	0.05	0.05	0.05	0.05	0.06

See Notes to Financial Statements

284

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover

SA Columbia Focused Value Portfolio Class 1
03/31/18	$18.83	$0.31	$2.14	$2.45	$(0.33)	$(0.59)	$(0.92)	$20.36	12.87%	$287,475	0.71%		1.51%		4%
03/31/19	20.36	0.58	(0.51)	0.07	(0.84)	(1.96)	(2.80)	17.63	1.76	273,629	0.72		2.95		16
03/31/20	17.63	0.32	(3.39)	(3.07)	(0.10)	(0.30)	(0.40)	14.16	(17.99)	188,851	0.73		1.77		12
03/31/21	14.16	0.59	9.45	10.04	(0.34)	(1.19)	(1.53)	22.67	71.65	334,737	0.72		3.12		35
03/31/22	22.67	0.38	2.39	2.77	(0.63)	(1.37)	(2.00)	23.44	12.61	339,287	0.71		1.59		14
09/30/22@	23.44	0.19	(4.20)	(4.01)	—	—	—	19.43	(17.11)	260,479	0.72	#	1.73	#	3

SA Columbia Focused Value Portfolio Class 2
03/31/18	18.80	0.27	2.15	2.42	(0.30)	(0.59)	(0.89)	20.33	12.74	14,853	0.86		1.35		4
03/31/19	20.33	0.55	(0.49)	0.06	(0.74)	(1.96)	(2.70)	17.69	1.61	13,536	0.87		2.80		16
03/31/20	17.69	0.30	(3.41)	(3.11)	(0.09)	(0.30)	(0.39)	14.19	(18.14)	9,512	0.88		1.62		12
03/31/21	14.19	0.55	9.48	10.03	(0.31)	(1.19)	(1.50)	22.72	71.40	14,886	0.87		2.91		35
03/31/22	22.72	0.34	2.41	2.75	(0.60)	(1.37)	(1.97)	23.50	12.48	14,912	0.86		1.45		14
09/30/22@	23.50	0.17	(4.21)	(4.04)	—	—	—	19.46	(17.19)	11,438	0.87	#	1.58	#	3

SA Columbia Focused Value Portfolio Class 3
03/31/18	18.76	0.25	2.14	2.39	(0.28)	(0.59)	(0.87)	20.28	12.60	10,566	0.96		1.25		4
03/31/19	20.28	0.53	(0.49)	0.04	(0.65)	(1.96)	(2.61)	17.71	1.51	9,295	0.97		2.70		16
03/31/20	17.71	0.28	(3.41)	(3.13)	(0.08)	(0.30)	(0.38)	14.20	(18.20)	6,713	0.98		1.52		12
03/31/21	14.20	0.53	9.48	10.01	(0.29)	(1.19)	(1.48)	22.73	71.19	9,951	0.97		2.81		35
03/31/22	22.73	0.32	2.40	2.72	(0.58)	(1.37)	(1.95)	23.50	12.32	9,288	0.96		1.35		14
09/30/22@	23.50	0.16	(4.20)	(4.04)	—	—	—	19.46	(17.19)	7,172	0.97	#	1.49	#	3

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
#	Annualized
@	Unaudited
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22	09/30/22#@
SA Columbia Focused Value Portfolio Class 1	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%
SA Columbia Focused Value Portfolio Class 2	0.00	0.00	0.00	0.01	0.00	0.00
SA Columbia Focused Value Portfolio Class 3	0.00	0.00	0.00	0.01	0.00	0.00

(2)	Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22	09/30/22#@
SA Columbia Focused Value Portfolio Class 1	0.32%	0.32%	0.32%	0.32%	0.31%	0.32%
SA Columbia Focused Value Portfolio Class 2	0.32	0.32	0.32	0.32	0.31	0.32
SA Columbia Focused Value Portfolio Class 3	0.32	0.32	0.32	0.32	0.31	0.32

See Notes to Financial Statements

285

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover

SA Allocation Growth Portfolio Class 1
03/31/18	$13.40	$0.18	$1.36	$1.54	$(0.16)	$(0.33)	$(0.49)	$14.45	11.50%	$153	0.15%		1.27%		68%
03/31/19	14.45	0.33	0.07	0.40	(0.54)	(1.05)	(1.59)	13.26	4.14	150	0.15		2.32		20
03/31/20	13.26	0.18	(1.13)	(0.95)	(0.01)	(0.41)	(0.42)	11.89	(7.61)	136	0.15		1.29		26
03/31/21	11.89	0.23	5.31	5.54	(0.16)	(0.64)	(0.80)	16.63	46.76	228	0.13		1.57		29
03/31/22	16.63	0.07	0.63	0.70	(0.26)	(0.75)	(1.01)	16.32	3.85	5,436	0.12		0.45		10
09/30/22@	16.32	(0.01)	(3.04)	(3.05)	—	—	—	13.27	(18.69)	3,771	0.12	#	(0.12	)#	9

SA Allocation Growth Portfolio Class 3
03/31/18	13.38	0.16	1.34	1.50	(0.14)	(0.33)	(0.47)	14.41	11.25	121,286	0.40		1.14		68
03/31/19	14.41	0.21	0.16	0.37	(0.49)	(1.05)	(1.54)	13.24	3.89	160,980	0.40		1.55		20
03/31/20	13.24	0.15	(1.14)	(0.99)	(0.00)	(0.41)	(0.41)	11.84	(7.90)	192,198	0.40		1.09		26
03/31/21	11.84	0.19	5.28	5.47	(0.13)	(0.64)	(0.77)	16.54	46.37	319,854	0.38		1.26		29
03/31/22	16.54	0.16	0.49	0.65	(0.23)	(0.75)	(0.98)	16.21	3.58	394,425	0.37		0.92		10
09/30/22@	16.21	(0.03)	(3.01)	(3.04)	—	—	—	13.17	(18.75)	337,500	0.37	#	(0.37	)#	9

SA Allocation Moderate Growth Portfolio Class 1
03/31/18	11.24	0.18	0.90	1.08	(0.18)	(0.39)	(0.57)	11.75	9.64	147	0.11		1.51		57
03/31/19	11.75	0.15	0.13	0.28	(0.56)	(1.40)	(1.96)	10.07	4.24	374	0.12		1.42		18
03/31/20	10.07	0.18	(0.60)	(0.42)	(0.18)	(0.39)	(0.57)	9.08	(4.96)	190	0.12		1.67		22
03/31/21	9.08	0.18	3.23	3.41	—	(0.47)	(0.47)	12.02	37.59	256	0.12		1.65		23
03/31/22	12.02	0.16	0.19	0.35	(0.25)	(0.70)	(0.95)	11.42	2.49	257	0.11		1.30		10
09/30/22@	11.42	(0.01)	(1.93)	(1.94)	—	—	—	9.48	(16.99)	273	0.12	#	(0.12	)#	6

SA Allocation Moderate Growth Portfolio Class 3
03/31/18	11.22	0.15	0.91	1.06	(0.17)	(0.39)	(0.56)	11.72	9.43	507,613	0.36		1.29		57
03/31/19	11.72	0.19	0.07	0.26	(0.51)	(1.40)	(1.91)	10.07	3.95	462,493	0.37		1.67		18
03/31/20	10.07	0.13	(0.58)	(0.45)	(0.15)	(0.39)	(0.54)	9.08	(5.19)	403,234	0.37		1.25		22
03/31/21	9.08	0.15	3.23	3.38	—	(0.47)	(0.47)	11.99	37.26	530,277	0.37		1.38		23
03/31/22	11.99	0.13	0.18	0.31	(0.22)	(0.70)	(0.92)	11.38	2.18	525,534	0.36		1.05		10
09/30/22@	11.38	(0.02)	(1.93)	(1.95)	—	—	—	9.43	(17.14)	423,699	0.37	#	(0.37	)#	6

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
#	Annualized
@	Unaudited
(1)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(2)	Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22	09/30/22#@
SA Allocation Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
SA Allocation Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 1	0.01	0.01	0.01	0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.01	0.01

See Notes to Financial Statements

286

SEASONS SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover

SA Allocation Moderate Portfolio Class 1
03/31/18	$11.12	$0.19	$0.75	$0.94	$(0.19)	$(0.26)	$(0.45)	$11.61	8.40%	$113	0.12%		1.61%		60%
03/31/19	11.61	0.19	0.16	0.35	(0.56)	(1.20)	(1.76)	10.20	4.52	213	0.13		1.77		19
03/31/20	10.20	0.21	(0.49)	(0.28)	(0.18)	(0.34)	(0.52)	9.40	(3.31)	90	0.13		1.90		26
03/31/21	9.40	0.19	2.79	2.98	—	(0.45)	(0.45)	11.93	31.78	117	0.13		1.72		24
03/31/22	11.93	0.18	0.06	0.24	(0.27)	(0.64)	(0.91)	11.26	1.57	142	0.12		1.46		12
09/30/22@	11.26	(0.01)	(1.77)	(1.78)	—	—	—	9.48	(15.81)	176	0.13	#	(0.13	)#	6

SA Allocation Moderate Portfolio Class 3
03/31/18	11.10	0.16	0.75	0.91	(0.17)	(0.26)	(0.43)	11.58	8.19	314,294	0.37		1.35		60
03/31/19	11.58	0.20	0.12	0.32	(0.50)	(1.20)	(1.70)	10.20	4.27	294,856	0.38		1.79		19
03/31/20	10.20	0.14	(0.45)	(0.31)	(0.16)	(0.34)	(0.50)	9.39	(3.64)	256,715	0.38		1.33		26
03/31/21	9.39	0.16	2.79	2.95	—	(0.45)	(0.45)	11.89	31.50	319,388	0.38		1.46		24
03/31/22	11.89	0.13	0.08	0.21	(0.24)	(0.64)	(0.88)	11.22	1.35	312,112	0.37		1.09		12
09/30/22@	11.22	(0.02)	(1.76)	(1.78)	—	—	—	9.44	(15.86)	253,384	0.38	#	(0.38	)#	6

SA Allocation Balanced Portfolio Class 1
03/31/18	10.71	0.20	0.48	0.68	(0.19)	(0.37)	(0.56)	10.83	6.39	109	0.12		1.77		60
03/31/19	10.83	0.24	0.11	0.35	(0.55)	(0.97)	(1.52)	9.66	4.33	114	0.13		2.29		22
03/31/20	9.66	0.17	(0.22)	(0.05)	(0.18)	(0.20)	(0.38)	9.23	(0.78)	146	0.14		1.76		31
03/31/21	9.23	0.23	1.92	2.15	(0.15)	(0.39)	(0.54)	10.84	23.42	137	0.13		2.09		31
03/31/22	10.84	0.16	(0.11)	0.05	(0.13)	(0.36)	(0.49)	10.40	0.20	173	0.13		1.50		14
09/30/22@	10.40	(0.01)	(1.45)	(1.46)	—	—	—	8.94	(14.04)	64	0.13	#	(0.13	)#	7

SA Allocation Balanced Portfolio Class 3
03/31/18	10.69	0.17	0.49	0.66	(0.18)	(0.37)	(0.55)	10.80	6.16	225,749	0.35		1.53		60
03/31/19	10.80	0.21	0.12	0.33	(0.50)	(0.97)	(1.47)	9.66	4.11	215,693	0.38		2.01		22
03/31/20	9.66	0.15	(0.22)	(0.07)	(0.16)	(0.20)	(0.36)	9.23	(1.02)	206,134	0.39		1.52		31
03/31/21	9.23	0.17	1.97	2.14	(0.13)	(0.39)	(0.52)	10.85	23.25	257,105	0.38		1.61		31
03/31/22	10.85	0.13	(0.12)	0.01	(0.10)	(0.36)	(0.46)	10.40	(0.11)	264,518	0.38		1.17		14
09/30/22@	10.40	(0.02)	(1.45)	(1.47)	—	—	—	8.93	(14.13)	221,791	0.38	#	(0.38	)#	7

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
#	Annualized
@	Unaudited
(1)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(2)	Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22	09/30/22#@
SA Allocation Moderate Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
SA Allocation Moderate Portfolio Class 3	0.01	0.01	0.01	0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 1	0.01	0.01	0.01	0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 3	0.04	0.01	0.01	0.01	0.01	0.01

See Notes to Financial Statements

287

SEASONS SERIES TRUST

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios have adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), the investment adviser to the Trust, has been designated by the Board to administer the Portfolios’ liquidity risk management program (the “Program”). The Adviser has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Portfolio’s liquidity risk, based on factors specific to the circumstances of each Portfolio. “Liquidity risk” means the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interests in the Portfolio. During the fiscal year, the Program Administrator provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity Program report to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and the Adviser’s management of each Portfolio’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Portfolio operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Portfolio had no breaches of the limit on illiquid investments, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.

288

SEASONS SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

Filed under Rules 497(e) and 497(k)

Registration Nos. 333-08653

033-52742

Not Part of the Semi-Annual Report

Seasons Series Trust

SunAmerica Series Trust

(each, a “Trust,” and each series thereof, a “Portfolio”)

Supplement dated October 17, 2022, to each Portfolio’s current Summary Prospectus,

Prospectus and Statement of Additional Information, as amended or supplemented to date

SunAmerica Asset Management, LLC (“SunAmerica”), the Portfolios’ investment adviser, is indirectly, wholly owned by Corebridge Financial, Inc. (“Corebridge”). American International Group, Inc. (“AIG”), the parent of Corebridge, has announced its intention to sell all of its interest in Corebridge over time (such divestment, the “Separation Plan”). On September 19, 2022, AIG sold a portion of its interest in Corebridge in an initial public offering (“IPO”) of Corebridge common stock, following which AIG’s interest in Corebridge is approximately 78%. While the IPO did not result in an “assignment” (as defined in the Investment Company Act of 1940) of the current investment advisory and management agreement between SunAmerica and each Trust with respect to the Portfolios, it is anticipated that one or more of the transactions contemplated by the Separation Plan will ultimately be deemed to result as such. Each agreement provides that it will automatically terminate in the event of its “assignment.”

Accordingly, at a meeting held on October 13, 2022 (the “Board Meeting”), the Board of Trustees (the “Board,” whose members are referred to as the “Trustees”) of each Trust considered and approved proposals to approve a new investment advisory and management agreement between SunAmerica and its respective Trust with respect to the Portfolios to take effect upon the automatic termination of an existing agreement in the event of an assignment resulting from a transaction contemplated by the Separation Plan, thus allowing SunAmerica to continue to provide advisory services to the Portfolios without interruption. At the Board Meeting, each Board also approved several other proposals, as described below, and also approved submitting such proposals to shareholders of each Portfolio at a joint special meeting (the “Special Meeting”) to be held on or about January 19, 2023. Specifically, at the Special Meeting, shareholders will be asked:

1.	To elect Trustees to the Board of each Trust;

2.	To approve a new investment advisory and management agreement between SunAmerica and each Trust, on behalf of each of its respective Portfolios, and to approve any future investment advisory and management agreements between SunAmerica and each Trust, each to take effect upon a transaction contemplated by the Separation Plan that results in an assignment of the then-existing investment advisory and management agreement;

3.	To approve a modified “manager-of-managers” structure; and

4.	To approve an amendment to the fundamental investment restriction regarding concentration for each of the SA Franklin Systematic U.S. Large Cap Value Portfolio, the SA Fidelity Institutional AM® Real Estate Portfolio, the SA Large Cap Index Portfolio and the SA DFA Ultra Short Bond Portfolio.

More detailed information about each proposal to be voted on at the Special Meeting will be provided in a forthcoming proxy statement. When you receive the proxy statement, please review it carefully and cast your vote or provide voting instructions to avoid the additional expense to the Portfolios of any future solicitation. This Supplement is not a proxy and is not soliciting any proxy, which can only be done by means of a proxy statement. The Special Meeting is limited to shareholders of each Portfolio. Shareholders of a Portfolio as of October 26, 2022, are entitled to vote at the Special Meeting.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

289

SEASONS SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 333-08653

Not Part of the Semi-Annual Report

Seasons Series Trust

SA Multi-Managed Large Cap Value Portfolio

(the “Portfolio”)

Supplement dated October 7, to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated July 29, 2022, as supplemented and amended to date

Phillip N. Davidson, Senior Vice President and Executive Portfolio Manager, a portfolio manager of the Portfolio with American Century Investment Management, Inc. (“American Century”), has announced his plans to retire effective March 31, 2023, while maintaining his portfolio management duties until December 31, 2022. Accordingly, effective as of the close of business on December 31st, all references to Mr. Davidson are removed from the Summary Prospectus, Prospectus and SAI.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus or SAI, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

290

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

291

ANNUITY SERVICE CENTER P.O. BOX 15570 AMARILLO, TX 79105-5570 CHANGE SERVICE REQUESTED

J1906SAR.19 (11/22)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 1 to the Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by Item 22(b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 8, 2022

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: December 8, 2022